UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Active China ETF
Ticker: JCHI - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active China ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active China ETF	$74	0.65%
How did the Fund Perform?
The JPMorgan Active China ETF returned 27.48% for the twelve months ended October 31, 2025. The MSCI China All Shares Index (net total return) returned 29.04% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and holdings in the financials sector detracted from relative performance.
  The Fund's stock selection in the industrials sector and holdings in the communication services sector contributed positively to the Fund's overall performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active China ETF - Net Asset Value	March 15, 2023	27.48%	8.64%
MSCI China All Shares Index (net total return)		29.04	11.81
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active China ETF and the MSCI China All Shares Index (net total return) from March 15, 2023 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI China All Shares Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The MSCI China All Shares Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap Chinese securities represented across China A-shares, B-shares, H-shares, Redchips, P-chips and foreign listings (e.g. ADRs). The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. It is based on the concept of the integrated MSCI China equity universe with China A-shares included. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$15,737,643
Total number of portfolio holdings	50
Portfolio turnover rate	67%
Total advisory fees paid	$86,741
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCHI-1025
JPMorgan Active China ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Ticker: JEMA - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan ActiveBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan ActiveBuilders Emerging Markets Equity ETF	$38	0.33%
How did the Fund Perform?
The JPMorgan ActiveBuilders Emerging Markets Equity ETF returned 30.15% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's holdings in Taiwan and the information technology sector contributed to performance relative to the Index.
  The Fund's stock selection in China and the discretionary sector detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan ActiveBuilders Emerging Markets Equity ETF - Net Asset Value	March 10, 2021	30.15%	2.90%
MSCI Emerging Markets Index (net total return)		27.91	3.79
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan ActiveBuilders Emerging Markets Equity ETF and the MSCI Emerging Markets Index (net total return) from March 10, 2021 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$1,285,462,942
Total number of portfolio holdings	533
Portfolio turnover rate	42%
Total advisory fees paid	$3,748,695
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMA-1025
JPMorgan ActiveBuilders Emerging Markets Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Active Developing Markets Equity ETF
Ticker: JADE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Developing Markets Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Developing Markets Equity ETF	$76	0.65%
How did the Fund Perform?
The JPMorgan Active Developing Markets Equity ETF returned 32.74% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in Taiwan and the information technology sector contributed to performance relative to the Index.
  The Fund's stock selection in Argentina and the consumer discretionary sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Developing Markets Equity ETF - Net Asset Value	May 16, 2024	32.74%	21.59%
MSCI Emerging Markets Index (net total return)		27.91	21.04
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Developing Markets Equity ETF and the MSCI Emerging Markets Index (net total return) from May 16, 2024 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$18,882,386
Total number of portfolio holdings	133
Portfolio turnover rate	30%
Total advisory fees paid	$100,785
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JADE-1025
JPMorgan Active Developing Markets Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan BetaBuilders Canada ETF
Ticker: BBCA - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders Canada ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Canada ETF	$21	0.19%
How did the Fund Perform?
The JPMorgan BetaBuilders Canada ETF returned 25.71% for the twelve months ended October 31, 2025. The Morningstar® Canada Target Market Exposure IndexSM (net total return) (the "Index") returned 25.84% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and materials sectors, while its largest detractors from returns were its allocations to the real estate and industrials sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Canada ETF - Net Asset Value	August 7, 2018	25.71%	16.38%	10.85%
Morningstar® Canada Target Market Exposure IndexSM (net total return)		25.84	16.27	10.64
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Canada ETF and Morningstar® Canada Target Market Exposure IndexSM (net total return) from August 7, 2018 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Canada Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Canada Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Canadian equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$8,867,282,895
Total number of portfolio holdings	75
Portfolio turnover rate	2%
Total advisory fees paid	$15,152,143
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBCA-1025
JPMorgan BetaBuilders Canada ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Ticker: BBAX - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	$20	0.19%
How did the Fund Perform?
The JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF returned 14.69% for the twelve months ended October 31, 2025. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) (the "Index") returned 14.78% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while its largest detractors from returns were its allocations to the health care and information technology sectors.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Australia and Singapore, while its exposures to New Zealand and Hong Kong were the smallest contributors. No country detracted from the Fund’s absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF - Net Asset Value	August 7, 2018	14.69%	9.25%	5.76%
Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return)		14.78	9.44	5.87
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF and Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) from August 7, 2018 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Asia Pacific ex-Japan equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$5,480,976,732
Total number of portfolio holdings	101
Portfolio turnover rate	4%
Total advisory fees paid	$9,441,642
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
The Fund removed  “Materials Sector Risk” disclosure from its summary prospectus as of March 1, 2025. This disclosure was removed in light of smaller concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBAX-1025
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan BetaBuilders Emerging Markets Equity ETF
Ticker: BBEM - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Emerging Markets Equity ETF	$17	0.15%
How did the Fund Perform?
The JPMorgan BetaBuilders Emerging Markets Equity ETF returned 26.31% for the twelve months ended October 31, 2025. The Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) (the "Index") returned 26.21% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and financials sectors, while its exposures to the real estate and consumer staples sectors were the smallest contributors. No sector detracted from the Fund’s absolute performance.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to China and Taiwan, while its largest detractors from returns were its allocations to Indonesia and the Philippines.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Emerging Markets Equity ETF - Net Asset Value	May 10, 2023	26.31%	17.02%
Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return)		26.21	17.95
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Emerging Markets Equity ETF and Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) from May 10, 2023 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) is a rules based, float market  capitalization-weighted index designed to provide exposure to large and mid-cap stocks in emerging markets representing the top 85% of the investable universe by float-adjusted market capitalization. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$749,854,035
Total number of portfolio holdings	1,107
Portfolio turnover rate	40%
Total advisory fees paid	$1,331,483
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBEM-1025
JPMorgan BetaBuilders Emerging Markets Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan BetaBuilders Europe ETF

Ticker: BBEU - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders Europe ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Europe ETF	$10	0.09%
How did the Fund Perform?
The JPMorgan BetaBuilders Europe ETF returned 23.53% for the twelve months ended October 31, 2025. The Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) (the "Index") returned 23.62% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while its detractors from returns were its allocations to the health care and real estate sectors.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Germany and the United Kingdom, while its detractors from returns were its allocations to Denmark and Ireland.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Europe ETF - Net Asset Value	June 15, 2018	23.53%	14.07%	8.20%
Morningstar® Developed Europe Target Market Exposure IndexSM (net total return)		23.62	13.83	8.04
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Europe ETF and Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) from June 15, 2018 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Europe equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$8,206,788,960
Total number of portfolio holdings	391
Portfolio turnover rate	5%
Total advisory fees paid	$4,063,194
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBEU-1025
JPMorgan BetaBuilders Europe ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan BetaBuilders International Equity ETF

Ticker: BBIN - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders International Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders International Equity ETF	$8	0.07%
How did the Fund Perform?
The JPMorgan BetaBuilders International Equity ETF returned 23.52% for the twelve months ended October 31, 2025. The Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) (the "Index") returned 23.14% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while the sole detractor from returns was its allocation to the health care sector.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Japan and the United Kingdom, while its largest detractors from returns were its allocations to Denmark and Ireland.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders International Equity ETF - Net Asset Value	December 3, 2019	23.52%	12.47%	9.21%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return)		23.14	12.35	9.04
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders International Equity ETF and Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) from December 3, 2019 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$5,888,664,616
Total number of portfolio holdings	690
Portfolio turnover rate	5%
Total advisory fees paid	$3,677,645
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBIN-1025
JPMorgan BetaBuilders International Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan BetaBuilders Japan ETF

Ticker: BBJP - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders Japan ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Japan ETF	$22	0.19%
How did the Fund Perform?
The JPMorgan BetaBuilders Japan ETF returned 26.44% for the twelve months ended October 31, 2025. The Morningstar® Japan Target Market Exposure IndexSM (net total return) (the "Index") returned 24.92% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the industrials and financials sectors, while its detractors from returns were its allocations to the health care and materials sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Japan ETF - Net Asset Value	June 15, 2018	26.44%	9.80%	6.62%
Morningstar® Japan Target Market Exposure IndexSM (net total return)		24.92	9.94	6.60
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Japan ETF and Morningstar® Japan Target Market Exposure IndexSM (net total return) from June 15, 2018 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Japan Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. Morningstar® Japan Target Market Exposure IndexSM (net total return) is a rule based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Japanese equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$14,734,567,610
Total number of portfolio holdings	193
Portfolio turnover rate	5%
Total advisory fees paid	$23,763,615
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBJP-1025
JPMorgan BetaBuilders Japan ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan BetaBuilders U.S. Equity ETF

Ticker: BBUS - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Equity ETF	$2	0.02%
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Equity ETF returned 21.67% for the twelve months ended October 31, 2025. The Morningstar® US Target Market Exposure IndexSM (the "Index") returned 21.70% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and communication services sectors, while its largest detractors from returns were its allocations to the health care and materials sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Equity ETF - Net Asset Value	March 12, 2019	21.67%	17.28%	16.20%
Morningstar® US Target Market Exposure IndexSM		21.70	17.30	16.24
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Equity ETF and the Morningstar® US Target Market Exposure IndexSM from March 12, 2019 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. Morningstar® US Target Market Exposure IndexSM is a free float-adjusted market capitalization-weighted index which consists of stocks traded primarily on the U.S. stock exchanges. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$6,196,928,187
Total number of portfolio holdings	524
Portfolio turnover rate	3%
Total advisory fees paid	$919,091
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBUS-1025
JPMorgan BetaBuilders U.S. Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Ticker: BBMC - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	$7	0.07%
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Mid Cap Equity ETF returned 12.58% for the twelve months ended October 31, 2025. The Morningstar® US Market IndexSM returned 21.00% and the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM (the "Index") returned 12.69% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and industrials sectors, while its largest detractors from returns were its allocations to the consumer discretionary and real estate sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF - Net Asset Value	April 14, 2020	12.58%	11.70%	15.33%
Morningstar® US Market IndexSM		21.00	16.99	18.75
Morningstar® US Mid Cap Target Market Exposure Extended IndexSM		12.69	11.73	15.39
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF, Morningstar® US Market IndexSM and Morningstar® US Mid Cap Target Market Exposure Extended IndexSM from April 14, 2020 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Market IndexSM and Morningstar® US Mid Cap Target Market Exposure Extended IndexSM do not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® US Market IndexSM is a float market capitalization-weighted index designed to provide exposure to large- , mid- and small- cap U.S. stocks representing the top 97% of the investable universe by market capitalization. The Morningstar® US Mid Cap Target Market Exposure Extended IndexSM is a free float adjusted market capitalization weighted index that consists of mid cap U.S. equity securities. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$1,991,789,617
Total number of portfolio holdings	556
Portfolio turnover rate	19%
Total advisory fees paid	$1,287,359
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBMC-1025
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Ticker: BBSC - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	$10	0.09%
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Small Cap Equity ETF returned 14.62% for the twelve months ended October 31, 2025. The Morningstar® US Market IndexSM returned 21.00% and the Morningstar® US Small Cap Target Market Exposure Extended IndexSM (the "Index") returned 14.73% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the industrials and information technology sectors, while its largest detractors from returns were its allocations to the real estate and consumer staples sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Small Cap Equity ETF - Net Asset Value	November 16, 2020	14.62%	9.44%
Morningstar® US Market IndexSM		21.00	14.69
Morningstar® US Small Cap Target Market Exposure Extended IndexSM		14.73	9.45
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Small Cap Equity ETF, Morningstar® US Market IndexSM and Morningstar® US Small Cap Target Market Exposure Extended IndexSM from November 16, 2020 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Market IndexSM and Morningstar® US Small Cap Target Market Exposure Extended IndexSM do not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® US Market IndexSM is a float market capitalization-weighted index designed to provide exposure to large- , mid- and small- cap U.S. stocks representing the top 97% of the investable universe by market capitalization. The Morningstar® US Small Cap Target Market Exposure Extended IndexSM is a free float-adjusted market capitalization-weighted index that consists of small cap U.S. equity securities. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$593,926,495
Total number of portfolio holdings	739
Portfolio turnover rate	25%
Total advisory fees paid	$476,350
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk” and “Information Technology Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentration of portfolio securities in these sectors.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBSC-1025
JPMorgan BetaBuilders U.S. Small Cap Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Diversified Return Emerging Markets Equity ETF
Ticker: JPEM - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Return Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return Emerging Markets Equity ETF	$48	0.44%
How did the Fund Perform?
The JPMorgan Diversified Return Emerging Markets Equity ETF returned 16.56% for the twelve months ended October 31, 2025. The FTSE Emerging Index (net total return) returned 22.90% and the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) (the "Index") returned 16.77% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and basic materials sectors, while its exposures to the consumer staples and consumer discretionary sectors were the smallest contributors. No sector detracted from the Fund’s absolute performance.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to China and Brazil, while its detractors from returns were its allocations to India and Indonesia.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Return Emerging Markets Equity ETF - Net Asset Value	January 7, 2015	16.56%	9.84%	6.74%
FTSE Emerging Index (net total return)		22.90	7.85	7.93
JP Morgan Diversified Factor Emerging Markets Equity Index (net total return)		16.77	10.53	7.42
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the FTSE Emerging Index and the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Emerging Index (net total return) and the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return). The FTSE Emerging Index (net total return) provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) is comprised of large- and mid-cap equity securities selected from the FTSE Emerging Index (net total return). The index is designed to reflect the performance of emerging market securities representing the following diversified set of factors: value, momentum and quality. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$357,290,275
Total number of portfolio holdings	538
Portfolio turnover rate	30%
Total advisory fees paid	$1,446,760
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPEM-1025
JPMorgan Diversified Return Emerging Markets Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Diversified Return International Equity ETF
Ticker: JPIN - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Return International Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return International Equity ETF	$42	0.37%
How did the Fund Perform?
The JPMorgan Diversified Return International Equity ETF returned 24.42% for the twelve months ended October 31, 2025. The FTSE Developed ex North America Index (net total return) returned 25.08% and the JP Morgan Diversified Factor International Equity Index (net total return) (the "Index") returned 24.57% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the industrials and financials sectors, while its exposures to the health care and energy sectors were the smallest contributors. No sector detracted from the Fund’s absolute performance.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to United Kingdom and Japan, while its detractors from returns were its allocations to Denmark and New Zealand.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Return International Equity ETF - Net Asset Value	November 5, 2014	24.42%	10.89%	6.50%
FTSE Developed ex North America Index (net total return)		25.08	12.18	7.61
JP Morgan Diversified Factor International Equity Index (net total return)		24.57	11.22	6.75
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the FTSE Developed ex North America Index (net total return) and the JP Morgan Diversified Factor International Equity Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed ex North America Index (net total return) and the JP Morgan Diversified Factor International Equity Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Equity Index (net total return) and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Equity Index (net total return). The FTSE Developed ex North America Index (net total return) is part of a range of indices designed to help investors benchmark their international investments. The index comprises large- and mid-cap stocks providing coverage of developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world's investable market capitalization. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. JP Morgan Diversified Factor International Equity Index (net total return) is comprised of large- and mid-cap equity securities selected from the FTSE Developed ex North America Index (net total return). The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality.  Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

KEY FUND STATISTICS
Fund net assets	$364,289,000
Total number of portfolio holdings	451
Portfolio turnover rate	25%
Total advisory fees paid	$1,239,920
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPIN-1025
JPMorgan Diversified Return International Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Diversified Return U.S. Equity ETF
Ticker: JPUS - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Equity ETF	$19	0.18%
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Equity ETF returned 6.03% for the twelve months ended October 31, 2025. The Russell 1000 Index returned 21.14% and the JP Morgan Diversified Factor US Equity Index (the "Index") returned 6.15% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the technology and utilities sectors, while its largest detractors from returns were its allocations to the consumer staples and basic materials sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Return U.S. Equity ETF - Net Asset Value	September 29, 2015	6.03%	13.00%	10.53%
Russell 1000 Index		21.14	17.05	14.39
JP Morgan Diversified Factor US Equity Index		6.15	13.17	10.76
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the Russell 1000 Index and the JP Morgan Diversified Factor US Equity Index from October 31, 2015 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index and the JP Morgan Diversified Factor US Equity Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Equity Index. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. JP Morgan Diversified Factor US Equity Index is comprised of U.S. large and mid-cap equity securities selected from the constituents of the Russell 1000 Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality.  Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$385,753,787
Total number of portfolio holdings	368
Portfolio turnover rate	25%
Total advisory fees paid	$723,331
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPUS-1025
JPMorgan Diversified Return U.S. Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Ticker: JPME - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$25	0.24%
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Mid Cap Equity ETF returned 5.13% for the twelve months ended October 31, 2025. The Russell 3000 Index returned 20.81%, the JP Morgan Diversified Factor US Mid Cap Equity Index (the "Index") returned 5.37%, and the Russell Midcap Index returned 10.79% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the utilities and telecommunications sectors, while its largest detractors from returns were its allocations to the consumer staples and basic materials sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF - Net Asset Value	May 11, 2016	5.13%	12.44%	10.11%
Russell 3000 Index		20.81	16.74	14.94
JP Morgan Diversified Factor US Mid Cap Equity Index		5.37	12.70	10.39
Russell Midcap Index		10.79	12.33	11.20
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, the Russell 3000 Index, JP Morgan Diversified Factor US Mid Cap Equity Index and the Russell Midcap Index from May 11, 2016 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 3000 Index,  JP Morgan Diversified Factor US Mid Cap Equity Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Mid Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Mid Cap Equity Index. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The JP Morgan Diversified Factor US Mid Cap Equity Index is comprised of U.S. mid-cap equity securities selected from the Russell Midcap Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The Russell Midcap Index is a market capitalization-weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$366,780,997
Total number of portfolio holdings	353
Portfolio turnover rate	25%
Total advisory fees paid	$917,039
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPME-1025
JPMorgan Diversified Return U.S. Mid Cap Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Ticker: JPSE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$30	0.29%
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Small Cap Equity ETF returned 7.89% for the twelve months ended October 31, 2025. The Russell 3000 Index returned 20.81%, the JP Morgan Diversified Factor US Small Cap Equity Index (the "Index") returned 8.07%, and the Russell 2000 Index returned 14.41% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the telecommunications and basic materials sectors, while its largest detractors from returns were its allocations to the real estate and consumer staples sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF - Net Asset Value	November 15, 2016	7.89%	13.23%	9.45%
Russell 3000 Index		20.81	16.74	14.88
JP Morgan Diversified Factor US Small Cap Equity Index		8.07	13.45	9.66
Russell 2000 Index		14.41	11.50	8.91
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Small Cap Equity ETF, the Russell 3000 Index, the JP Morgan Diversified Factor US Small Cap Equity Index and the Russell 2000 Index from November 15, 2016 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 3000 Index, JP Morgan Diversified Factor US Small Cap Equity Index and Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Small Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Small Cap Equity Index. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  The JP Morgan Diversified Factor US Small Cap Equity Index is comprised of U.S. small cap equity securities selected from the Russell 2000 Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The Russell 2000 Index is an unmanaged index, measuring performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$504,699,242
Total number of portfolio holdings	549
Portfolio turnover rate	27%
Total advisory fees paid	$1,431,009
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPSE-1025
JPMorgan Diversified Return U.S. Small Cap Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Dividend Leaders ETF

Ticker: JDIV - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Dividend Leaders ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Dividend Leaders ETF	$51	0.47%
How did the Fund Perform?
The JPMorgan Dividend Leaders ETF returned 15.38% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) (the "Index") returned 22.64% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the media and retail sectors detracted from performance relative to the Index.
  The Fund’s security selection in the pharmaceuticals/medical technology sector and an underweight allocation to the property sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Dividend Leaders ETF - Net Asset Value	September 25, 2024	15.38%	11.96%
MSCI ACWI Index (net total return)		22.64	19.08
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Dividend Leaders ETF and the MSCI ACWI Index (net total return) from September 25, 2024 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of these securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$8,019,050
Total number of portfolio holdings	75
Portfolio turnover rate	75%
Total advisory fees paid	$34,784
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JDIV-1025
JPMorgan Dividend Leaders ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Equity and Options Total Return ETF

Ticker: JOYT - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity and Options Total Return ETF (the "Fund") for the period of August 18, 2025 (fund inception) to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity and Options Total Return ETF	$7	0.35%
*	This charge is annualized.
How did the Fund Perform?
The JPMorgan Equity and Options Total Return ETF returned 5.71% for the period from Fund inception to October 31, 2025. The S&P 500 Index returned 6.31% and the ICE BofA 3-Month US Treasury Bill Index(the “Index”) returned 0.84% for the period.
  The Fund captured 97% of the Index’s positive return with 74% of its volatility.
  The Fund’s security selection in the communication services and information technology sectors detracted from its performance.
  The Fund’s underweight position in Advanced Micro Devices and overweight position in Meta Platforms were among the top detractors from its performance.
  The Fund’s security selection in the industrials and financials sectors contributed to its performance.
  The Fund’s overweight positions in Micron Technology and Wells Fargo were among the top contributors to its performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Equity and Options Total Return ETF - Net Asset Value	August 18, 2025	5.71%
S&P 500 Index		6.31
ICE BofA 3-Month US Treasury Bill Index		0.84
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Equity Options and Total Return ETF, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from September 18, 2025 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$47,557,887
Total number of portfolio holdings	111
Portfolio turnover rate	6%
Total advisory fees paid	$28,171
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOYT-1025
JPMorgan Equity and Options Total Return ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Flexible Income ETF
Ticker: JFLI - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Flexible Income ETF (the "Fund") for the period of February 12, 2025 (fund inception) to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Flexible Income ETF	$16	0.22%
*	This charge is annualized.
How did the Fund Perform?
The JPMorgan Flexible Income ETF returned 9.72% for the period from Fund inception to October 31, 2025. The MSCI World Index (net total return) returned 15.33% and the 75% MSCI World Index (net total return) / 25% Bloomberg U.S. Aggregate Index returned 13.17% for the period.
  Relative to the Benchmark, which is an all-equity index, the Fund's allocation to fixed income investments was a leading detractor from its performance, as equity markets outperformed fixed income markets during the period.
  Relative to the Bloomberg US Aggregate Bond Index, which primarily contains U.S. government bonds, the Fund’s allocation to a more diversified set of corporate bonds, including high yield corporate credit, was a leading contributor to its performance.
  Relative to the JPMorgan Flexible Income ETF Composite Benchmark, the Fund’s underweight allocation to equities was a detractor from its performance. However, the Fund’s allocation to developed market equities and its preference for corporate credit bonds helped its relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Flexible Income ETF - Net Asset Value	February 12, 2025	9.72%
MSCI World Index (net total return)		15.33
75% MSCI World Index (net total return) / 25% Bloomberg U.S. Aggregate Index		13.17
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Flexible Income ETF, the MSCI World Index (net total return) and the 75% MSCI World Index (net total return) / 25% Bloomberg U.S. Aggregate Index from February 12, 2025 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World Index (net total return) and the 75% MSCI World Index (net total return) / 25% Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The 75% MSCI World Index (net total return) / 25% Bloomberg U.S. Aggregate Index is a customized blend of unmanaged indices that includes 75% MSCI World Index (net total return) and 25% Bloomberg U.S. Aggregate Index. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$30,800,316
Total number of portfolio holdings	476
Portfolio turnover rate	13%
Total advisory fees paid	$72,805
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFLI-1025
JPMorgan Flexible Income ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Global Select Equity ETF
Ticker: JGLO - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Select Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Select Equity ETF	$50	0.47%
How did the Fund Perform?
The JPMorgan Global Select Equity ETF returned 13.37% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) (the "Index") returned 22.02% for the twelve months ended October 31, 2025.
  The Fund’s security selection in information technology (semiconductors & hardware) and media sectors detracted from performance relative to the Index.
  The Fund’s underweight allocation to the transportation and insurance sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Global Select Equity ETF - Net Asset Value	September 13, 2023	13.37%	19.16%
MSCI World Index (net total return)		22.02	22.09
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Global Select Equity ETF and the MSCI World Index (net total return) from September 13, 2023 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$6,992,592,161
Total number of portfolio holdings	74
Portfolio turnover rate	126%
Total advisory fees paid	$31,653,607
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGLO-1025
JPMorgan Global Select Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Healthcare Leaders ETF
Ticker: JDOC - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Healthcare Leaders ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Healthcare Leaders ETF	$65	0.65%
How did the Fund Perform?
The JPMorgan Healthcare Leaders ETF returned -0.02% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) returned 22.02% and the MSCI World Healthcare Index (net total return) (the "Index") returned -0.34% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the health care providers & services sector and overweight allocation to the biotechnology sector contributed to its performance relative to the Index.
  The Fund’s security selection in the health care equipment & supplies and life sciences tools & services sectors detracted from its performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Healthcare Leaders ETF - Net Asset Value	November 1, 2023	(0.02)%	9.77%
MSCI World Index (net total return)		22.02	27.09
MSCI World Healthcare Index (net total return)		(0.34)	9.08
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Healthcare Leaders ETF, the MSCI World Index (net total return) and the MSCI World Healthcare Index (net total return) from November 1, 2023 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World Index (net total return) and the MSCI World Healthcare Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI World Healthcare Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap health care stocks in developed markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$8,217,889
Total number of portfolio holdings	64
Portfolio turnover rate	92%
Total advisory fees paid	$50,448
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JDOC-1025
JPMorgan Healthcare Leaders ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Hedged Equity Laddered Overlay ETF

Ticker: HELO - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Laddered Overlay ETF	$52	0.50%
How did the Fund Perform?
The JPMorgan Hedged Equity Laddered Overlay ETF returned 8.33% for the twelve months ended October 31, 2025. The S&P 500 Index returned 21.45% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 4.34% for the twelve months ended October 31, 2025.
  The Fund captured 39% of the Index’s positive return with 61% of its volatility.
  The Fund’s security selection in the industrial cyclical and media sectors detracted from its performance.
  The Fund’s overweight position in NXP Semiconductors and underweight position in Palantir Technologies were among the top detractors from its performance.
  The Fund’s security selection in the financial services and REITs sectors contributed to its performance.
  The Fund’s overweight positions in Howmet Aerospace and Seagate Technology were among the top contributors to its performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity Laddered Overlay ETF - Net Asset Value	September 28, 2023	8.33%	14.56%
S&P 500 Index		21.45	26.60
ICE BofA 3-Month US Treasury Bill Index		4.34	4.90
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Hedged Equity Laddered Overlay ETF, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from September 28, 2023 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$3,511,091,352
Total number of portfolio holdings	162
Portfolio turnover rate	30%
Total advisory fees paid	$14,340,178
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HELO-1025
JPMorgan Hedged Equity Laddered Overlay ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Growth ETF

Ticker: JIG - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Growth ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Growth ETF	$60	0.55%
How did the Fund Perform?
The JPMorgan International Growth ETF returned 20.56% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) returned 24.93% and the MSCI ACWI ex USA Growth Index (net total return) (the "Index") returned 21.77% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials sector and an underweight allocation to the communication services sector detracted from performance relative to the Index.
  The Fund’s security selection in the financials and consumer discretionary sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Growth ETF - Net Asset Value	May 20, 2020	20.56%	5.11%	8.49%
MSCI ACWI ex USA Index (net total return)		24.93	11.18	12.35
MSCI ACWI ex USA Growth Index (net total return)		21.77	7.11	9.37
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Growth ETF, the MSCI ACWI ex USA Index (net total return) and the MSCI ACWI ex USA Growth Index (net total return) from May 20, 2020 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI ex USA Index (net total return) and the MSCI ACWI ex USA Growth Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI ACWI ex USA Growth Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of growth-oriented large- and mid-cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$278,725,976
Total number of portfolio holdings	85
Portfolio turnover rate	64%
Total advisory fees paid	$755,345
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIG-1025
JPMorgan International Growth ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Hedged Equity Laddered Overlay ETF

Ticker: HOLA - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Laddered Overlay ETF	$61	0.56%
How did the Fund Perform?
The JPMorgan International Hedged Equity Laddered Overlay ETF returned 16.14% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 4.34% for the twelve months ended October 31, 2025.
  The Fund captured 70% of the Index’s positive return with 87% of its volatility during the period.
  The Fund’s security selection in the industrial cyclical and information technology-software sectors detracted from its performance relative to the Index.
  The Fund’s underweight position in Rheinmetall and overweight position in Atlas Copco were among the top detractors from its performance.
  The Fund’s security selection in the banks and utilities sectors contributed to its performance, relative to the Index.
  The Fund’s overweights in Prysmian and Société Générale were among the top contributors to its performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Laddered Overlay ETF - Net Asset Value	March 15, 2019*	16.14%	8.65%	5.80%
MSCI EAFE Index (net total return)		23.03	12.33	8.92
ICE BofA 3-Month US Treasury Bill Index		4.34	3.05	2.67
*	Inception date for Class I Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan International Hedged Equity Laddered Overlay ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan International Hedged Equity Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 11, 2025 is the performance of the Acquired Fund’s Class I Shares. Inception date for the Acquired Fund’s Class I Shares is March 15, 2019. Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares' lower expenses than those of the Acquired Fund’s Class I Shares. In addition, had the Acquired Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 14, 2025, the NAV performance of the Fund and the Class I Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Hedged Equity Laddered Overlay ETF, the MSCI EAFE Index (net total return) and the ICE BofA 3-Month US Treasury Bill Index from March 15, 2019 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The performance of the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$257,934,973
Total number of portfolio holdings	221
Portfolio turnover rate	31%
Total advisory fees paid	$453,668
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
The Fund acquired the assets and liabilities of the JPMorgan International Hedged Equity Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 11, 2025 is the performance of the Acquired Fund’s Class I Shares. Inception date for the Acquired Fund’s Class I Shares is March 15, 2019.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HOLA-1025
JPMorgan International Hedged Equity Laddered Overlay ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Research Enhanced Equity ETF

Ticker: JIRE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Research Enhanced Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Research Enhanced Equity ETF	$27	0.24%
How did the Fund Perform?
The JPMorgan International Research Enhanced Equity ETF returned 23.02% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrial cyclical and pharmaceutical/medical technology sectors detracted from performance relative to the Index.
  The Fund’s security selection in the banks and utilities sectors and overweight allocation to the banks sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Research Enhanced Equity ETF - Net Asset Value	October 28, 1992*	23.02%	13.09%	7.49%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
*	Inception date for Class I Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan International Research Enhanced Equity ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to close of business on June 10, 2022 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is November 1, 2017. Returns for the Acquired Fund’s Class R6 Shares prior to their inception date are based on the performance of the Acquired Fund’s Class I Shares. The actual returns of the Acquired Fund’s Class R6 Shares would have been different than those shown because the Acquired Fund’s Class R6 Shares had different expenses than the Acquired Fund’s Class I Shares. Inception date for the Acquired Fund’s Class I Shares is October 28, 1992.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the Acquired Fund’s Class R6 Shares and Class I Shares. Had the Acquired Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value ("NAV") per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on June 13, 2022, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the MSCI EAFE Index (net total return) (the "Index") from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$9,119,298,848
Total number of portfolio holdings	213
Portfolio turnover rate	25%
Total advisory fees paid	$14,568,414
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIRE-1025
JPMorgan International Research Enhanced Equity ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Value ETF

Ticker: JIVE - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Value ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Value ETF	$64	0.55%
How did the Fund Perform?
The JPMorgan International Value ETF returned 36.57% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) returned 24.93% and the MSCI ACWI ex USA Value Index (net total return) (the "Index") returned 28.16% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and materials sectors contributed to performance relative to the Index.
  The Fund’s security selection in the information technology-hardware and equipment & consumer discretionary-distribution & retail sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan International Value ETF - Net Asset Value	September 13, 2023	36.57%	26.16%
MSCI ACWI ex USA Index (net total return)		24.93	19.30
MSCI ACWI ex USA Value Index (net total return)		28.16	20.81
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Value ETF, the MSCI ACWI ex USA Index (net total return) and the MSCI ACWI ex USA Value Index (net total return) from September 13, 2023 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI ex USA Index (net total return) and the MSCI ACWI ex USA Value Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of these securities included in the benchmarks, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI ACWI ex USA Value Index (net total return) captures large- and mid- cap securities exhibiting overall value style characteristics across 22 Developed and 24 Emerging Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$877,174,051
Total number of portfolio holdings	344
Portfolio turnover rate	46%
Total advisory fees paid	$1,832,409
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIVE-1025
JPMorgan International Value ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF

Ticker: HEQQ - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (the "Fund") for the period of March 26, 2025 (fund inception) to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	$32	0.50%
*	This charge is annualized.
How did the Fund Perform?
The JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF returned 16.65% for the period from Fund inception to October 31, 2025. The S&P 500 Index returned 20.62%, the Nasdaq-100 Index (the "Index") returned 30.34% and the ICE BofA 3-Month US Treasury Bill Index returned 2.54% for the period.
  The Fund captured 53% of the Index’s positive return with 40% of its volatility.
  The Fund’s security selection in the consumer discretionary and communication services sectors detracted from its performance.
  The Fund’s overweight positions in Chipotle and ServiceNow were among the top detractors from its performance.
  The Fund’s security selection in the information technology and industrials sectors contributed to its performance.
  The Fund’s overweight position in Seagate Technology and underweight position in Fortinet were among the top contributors to its performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF - Net Asset Value	March 26, 2025	16.65%
S&P 500 Index		20.62
Nasdaq-100 Index		30.34
ICE BofA 3-Month US Treasury Bill Index		2.54
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF, the S&P 500 Index, the Nasdaq-100 Index and the ICE BofA 3-Month US Treasury Bill Index from March 26, 2025 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index, the Nasdaq-100 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications,retail/wholesale trade and biotechnology. It does not contain securities of financial companies, including investment companies. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Nasdaq®, Nasdaq-100 Index®, Nasdaq 100® and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the“Corporations”) and are licensed for use by the adviser. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$27,669,249
Total number of portfolio holdings	102
Portfolio turnover rate	24%
Total advisory fees paid	$82,458
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HEQQ-1025
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan U.S. Momentum Factor ETF
Ticker: JMOM - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Momentum Factor ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Momentum Factor ETF	$13	0.12%
How did the Fund Perform?
The JPMorgan U.S. Momentum Factor ETF returned 21.59% for the twelve months ended October 31, 2025. The Russell 1000 Index returned 21.14%, the JP Morgan US Momentum Factor Index (the "Index") returned 21.77%, and the Russell 1000 Growth Index returned 30.52% for the twelve months ended October 31, 2025.
  The Fund performed in line with the underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and industrials sectors, while its allocation to the health care sector was the sole detractor.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF - Net Asset Value	November 8, 2017	21.59%	16.50%	14.74%
Russell 1000 Index		21.14	17.05	14.54
JP Morgan US Momentum Factor Index		21.77	16.63	14.88
Russell 1000 Growth Index		30.52	19.24	18.95
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Momentum Factor ETF, the Russell 1000 Index, the JP Morgan US Momentum Factor Index and the Russell 1000 Growth Index from November 8, 2017 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index, JP Morgan US Momentum Factor Index and Russell 1000 Growth Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Momentum Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Momentum Factor Index. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The JP Morgan US Momentum Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a subset of U.S. securities selected utilizing a momentum factor to identify companies that have had better recent performance compared to other securities without undue concentration in individual securities. The Russell 1000 Growth Index is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$1,725,832,610
Total number of portfolio holdings	267
Portfolio turnover rate	39%
Total advisory fees paid	$1,730,690
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMOM-1025
JPMorgan U.S. Momentum Factor ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan U.S. Quality Factor ETF

Ticker: JQUA - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Quality Factor ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Quality Factor ETF	$13	0.12%
How did the Fund Perform?
The JPMorgan U.S. Quality Factor ETF returned 13.61% for the twelve months ended October 31, 2025. The Russell 1000 Index returned 21.14% and the JP Morgan US Quality Factor Index (the "Index") returned 13.78% for the twelve months ended October 31, 2025.
  The Fund performed in line with the underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and health care sectors, while its largest detractors to returns were its allocations to the real estate and consumer staples sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF - Net Asset Value	November 8, 2017	13.61%	16.38%	13.97%
Russell 1000 Index		21.14	17.05	14.54
JP Morgan US Quality Factor Index		13.78	16.47	14.10
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Quality Factor ETF, the Russell 1000 Index and the JP Morgan US Quality Factor Index from November 8, 2017 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index and JP Morgan US Quality Factor Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Quality Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Quality Factor Index. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The JP Morgan US Quality Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a quality factor to identifying higher quality companies as measured by profitability, solvency, and earnings quality without undue concentration in individual securities. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$7,456,633,141
Total number of portfolio holdings	284
Portfolio turnover rate	19%
Total advisory fees paid	$7,362,537
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JQUA-1025
JPMorgan U.S. Quality Factor ETF

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan U.S. Value Factor ETF

Ticker: JVAL - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Value Factor ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Factor ETF	$13	0.12%
How did the Fund Perform?
The JPMorgan U.S. Value Factor ETF returned 14.63% for the twelve months ended October 31, 2025. The Russell 1000 Index returned 21.14%, the JP Morgan US Value Factor Index (the "Index") returned 14.76%, and the Russell 1000 Value Index returned 11.15% for the twelve months ended October 31, 2025.
  The Fund performed in line with the underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and financials sectors, while its largest detractors from returns were its allocations to the health care and basic materials sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Value Factor ETF - Net Asset Value	November 8, 2017	14.63%	16.71%	11.28%
Russell 1000 Index		21.14	17.05	14.54
JP Morgan US Value Factor Index		14.76	16.79	11.48
Russell 1000 Value Index		11.15	14.28	9.47
The performance quoted is past performance and is not a guarantee o f future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Value Factor ETF, the Russell 1000 Index, the JP Morgan US Value Factor Index and the Russell 1000 Value Index from November 8, 2017 to October 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index, JP Morgan US Value Factor Index and Russell 1000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Value Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Value Factor Index. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index.  The JP Morgan US Value Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a value factor to identify companies with attractive valuations without undue concentration in individual securities. The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$553,830,621
Total number of portfolio holdings	382
Portfolio turnover rate	26%
Total advisory fees paid	$728,206
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JVAL-1025
JPMorgan U.S. Value Factor ETF

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 - $1,067,865

2024 - $949,926

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 - $252,788

2024 - $226,308

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 - $405,243

2024 - $336,340

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended October 31, 2025 and 2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 - $0

2024 - $0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 - 0.0%

2024 - 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024 - $41.2 million

2023 - $35.5 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
October 31, 2025
Fund	Ticker	Listing Exchange
JPMorgan International Research Enhanced Equity ETF	JIRE	NYSE Arca, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 7.1%
ANZ Group Holdings Ltd.	1,606,319	38,474,090
BHP Group Ltd.	2,825,534	80,550,955
Brambles Ltd.	1,207,391	19,619,589
Commonwealth Bank of Australia	712,848	79,985,150
Glencore plc	1,167,476	5,592,875
Goodman Group, REIT	942,943	20,337,569
Insurance Australia Group Ltd.	4,740,279	24,369,021
Macquarie Group Ltd.	164,936	23,525,590
Medibank Pvt Ltd.	7,698,060	24,568,281
National Australia Bank Ltd.	1,565,357	44,628,438
Northern Star Resources Ltd.	545,128	8,790,103
QBE Insurance Group Ltd.	2,536,257	32,906,866
Rio Tinto Ltd.	895,294	77,735,097
Rio Tinto plc	429,136	30,936,426
Santos Ltd.	5,901,085	24,372,300
Telstra Group Ltd.	5,776,587	18,455,264
Transurban Group	2,449,383	23,175,311
Wesfarmers Ltd.	391,624	21,494,676
Westpac Banking Corp.	729,064	18,448,592
Woodside Energy Group Ltd.	679,063	11,004,525
Woolworths Group Ltd.	1,221,455	22,693,409
		651,664,127
Belgium — 0.7%
Anheuser-Busch InBev SA	370,163	22,571,516
KBC Group NV	358,223	43,097,629
		65,669,145
China — 0.6%
BOC Hong Kong Holdings Ltd.	1,907,000	9,370,464
Prosus NV *	675,180	46,667,394
		56,037,858
Denmark — 2.4%
Carlsberg A/S, Class B (a)	324,646	38,171,725
Danske Bank A/S	1,321,996	59,084,283
Novo Nordisk A/S, Class B	1,711,648	84,267,366
Novonesis Novozymes B	588,947	35,195,239
		216,718,613
Finland — 0.5%
Nokia OYJ	1,655,882	11,295,270
Nordea Bank Abp	1,783,128	30,469,506
		41,764,776
France — 10.9%
Air Liquide SA	528,387	102,263,448
INVESTMENTS	SHARES	VALUE($)

France — continued
Airbus SE	224,767	55,421,061
AXA SA	251,853	10,927,502
BNP Paribas SA	671,435	52,008,020
Capgemini SE	334,393	51,444,840
Cie Generale des Etablissements Michelin SCA	870,261	27,800,857
Engie SA	3,842,212	89,957,558
EssilorLuxottica SA	137,351	50,300,518
Hermes International SCA	5,056	12,510,875
Legrand SA	365,059	63,041,200
L'Oreal SA	61,327	25,592,457
LVMH Moet Hennessy Louis Vuitton SE	113,483	80,212,416
Orange SA	2,700,655	43,200,695
Pernod Ricard SA	328,068	32,131,171
Safran SA	352,922	125,399,720
Societe Generale SA	1,222,400	77,525,409
TotalEnergies SE	710,924	44,386,566
Vinci SA	395,672	52,907,799
		997,032,112
Germany — 11.1%
adidas AG	102,690	19,416,868
Allianz SE (Registered)	310,690	124,848,247
BASF SE (a)	88,889	4,385,948
Bayer AG (Registered)	803,059	24,978,741
Daimler Truck Holding AG	206,207	8,265,325
Deutsche Boerse AG	43,424	10,996,701
Deutsche Post AG	888,597	40,827,815
Deutsche Telekom AG (Registered)	2,394,334	74,164,939
E.ON SE	2,778,979	51,706,748
Heidelberg Materials AG	41,642	9,769,366
Infineon Technologies AG	1,579,668	62,701,602
Mercedes-Benz Group AG	267,379	17,348,772
MTU Aero Engines AG (a)	123,901	54,147,878
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	153,775	95,139,657
Rheinmetall AG	20,369	40,041,059
RWE AG	854,454	42,065,227
SAP SE	459,636	119,538,695
Siemens AG (Registered)	556,434	157,691,910
Siemens Energy AG *	240,136	29,917,424
Siemens Healthineers AG (a) (b)	129,576	7,262,732
Zalando SE * (b)	551,681	15,459,523
		1,010,675,177
Hong Kong — 1.7%
AIA Group Ltd.	6,827,200	66,433,685
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
CK Asset Holdings Ltd.	1,378,844	6,821,482
Hong Kong Exchanges & Clearing Ltd.	653,900	35,639,444
Link, REIT	1,507,000	7,847,876
Prudential plc	1,030,479	14,331,995
Sun Hung Kai Properties Ltd.	1,356,500	16,506,956
Techtronic Industries Co. Ltd.	976,500	11,389,910
		158,971,348
Ireland — 0.4%
AIB Group plc	1,436,374	13,238,095
Kingspan Group plc	350,010	26,208,159
		39,446,254
Italy — 2.6%
Enel SpA	1,485,020	15,022,107
Ferrari NV	34,496	13,814,292
FinecoBank Banca Fineco SpA	570,481	13,052,689
Prysmian SpA	667,598	69,606,252
Ryanair Holdings plc	426,475	12,911,792
UniCredit SpA	1,497,941	110,917,577
		235,324,709
Japan — 22.6%
Advantest Corp.	331,400	49,625,766
Ajinomoto Co., Inc.	1,781,300	50,521,796
Asahi Group Holdings Ltd.	757,500	8,167,230
Asahi Kasei Corp.	2,391,200	18,321,664
Asics Corp.	315,000	8,021,216
Bridgestone Corp.	712,400	31,099,921
Daiichi Sankyo Co. Ltd.	2,262,200	54,039,712
Daikin Industries Ltd.	263,683	30,634,704
Denso Corp.	2,125,700	29,699,830
Disco Corp.	84,800	28,160,653
East Japan Railway Co.	1,205,800	29,451,679
Fast Retailing Co. Ltd.	122,100	44,825,352
Fuji Electric Co. Ltd.	441,300	31,518,247
Fujitsu Ltd.	721,500	18,802,619
Hitachi Ltd.	3,248,200	110,955,220
Honda Motor Co. Ltd.	1,081,800	10,934,020
Hoya Corp.	406,400	66,012,408
IHI Corp.	886,300	18,350,045
ITOCHU Corp.	1,213,400	70,284,137
Japan Exchange Group, Inc.	1,303,600	14,536,658
Japan Post Bank Co. Ltd.	1,285,000	14,398,527
Kajima Corp.	498,500	16,070,530
Kao Corp.	652,600	27,617,797
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Keyence Corp.	132,100	49,026,907
Kobe Bussan Co. Ltd.	586,600	13,611,537
Kubota Corp.	781,800	10,122,094
Mitsubishi Corp.	816,200	19,599,130
Mitsubishi Heavy Industries Ltd.	677,900	20,465,588
Mitsubishi UFJ Financial Group, Inc.	2,790,050	42,144,488
Mitsui & Co. Ltd.	2,431,600	59,797,008
Mitsui Fudosan Co. Ltd.	3,453,100	35,955,069
Murata Manufacturing Co. Ltd.	648,500	13,982,256
Nintendo Co. Ltd.	269,400	22,977,098
Nomura Research Institute Ltd.	693,100	26,762,730
NTT, Inc.	40,274,201	41,452,374
Obayashi Corp.	808,500	13,677,757
Obic Co. Ltd.	583,400	18,097,702
ORIX Corp.	1,468,000	35,910,287
Otsuka Corp.	362,300	7,162,698
Pan Pacific International Holdings Corp.	5,038,500	29,972,063
Panasonic Holdings Corp.	1,090,300	12,668,451
Recruit Holdings Co. Ltd.	661,400	32,797,486
Renesas Electronics Corp.	1,824,000	22,525,622
Resona Holdings, Inc.	3,385,400	32,638,895
Sanrio Co. Ltd.	182,000	8,422,664
Shimano, Inc.	80,000	8,381,271
Shin-Etsu Chemical Co. Ltd.	1,642,400	49,368,808
Shionogi & Co. Ltd.	1,034,100	17,344,551
SoftBank Group Corp.	237,400	41,656,264
Sony Financial Group, Inc. *	3,770,275	3,801,835
Sony Group Corp.	3,780,775	105,293,025
Sumitomo Mitsui Financial Group, Inc.	3,175,400	85,970,173
Sumitomo Realty & Development Co. Ltd.	564,600	24,106,731
Suzuki Motor Corp.	3,763,800	56,189,283
T&D Holdings, Inc.	1,723,700	37,017,368
Takeda Pharmaceutical Co. Ltd.	1,250,200	33,739,784
Terumo Corp.	2,119,900	34,217,144
Tokio Marine Holdings, Inc.	1,780,600	66,404,269
Tokyo Electron Ltd.	322,800	71,167,825
Toyota Motor Corp.	3,596,600	73,324,376
		2,059,802,342
Macau — 0.1%
Sands China Ltd.	3,298,000	8,595,433
Netherlands — 4.8%
Adyen NV * (b)	14,535	24,905,496
Argenx SE *	27,631	22,615,074
ASML Holding NV	235,232	248,713,081
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Heineken NV	456,413	35,341,108
Koninklijke Ahold Delhaize NV	533,209	21,824,565
Koninklijke KPN NV	8,141,300	37,673,567
NN Group NV	489,100	33,471,492
Wolters Kluwer NV	94,039	11,527,822
		436,072,205
New Zealand — 0.1%
Xero Ltd. *	68,354	6,466,648
Norway — 0.1%
Equinor ASA	518,389	12,416,094
Singapore — 1.5%
DBS Group Holdings Ltd.	1,546,931	64,046,867
Oversea-Chinese Banking Corp. Ltd.	928,300	12,143,465
Sea Ltd., ADR *	248,748	38,866,875
United Overseas Bank Ltd.	707,400	18,815,051
		133,872,258
Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	1,966,149	39,610,209
Banco Santander SA	13,392,911	136,476,305
Iberdrola SA	1,999,994	40,532,370
Industria de Diseno Textil SA (a)	500,188	27,620,584
		244,239,468
Sweden — 2.3%
Assa Abloy AB, Class B (a)	640,405	24,133,385
Atlas Copco AB, Class A (a)	5,530,452	92,668,615
Swedbank AB, Class A	620,696	18,844,830
Volvo AB, Class B	2,728,989	74,760,782
		210,407,612
Switzerland — 3.3%
ABB Ltd. (Registered)	156,490	11,634,648
Cie Financiere Richemont SA (Registered)	424,403	83,949,337
Givaudan SA (Registered)	2,582	10,577,546
Lonza Group AG (Registered)	106,012	73,204,667
Sandoz Group AG	235,737	15,718,197
SGS SA (Registered)	132,620	14,955,540
UBS Group AG (Registered)	1,331,676	50,957,024
Zurich Insurance Group AG	57,138	39,737,847
		300,734,806
United Kingdom — 14.3%
3i Group plc	1,471,763	85,171,837
AstraZeneca plc	1,104,798	182,234,944
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
BAE Systems plc	1,818,784	44,802,993
Barclays plc	19,350,811	103,790,459
British American Tobacco plc	816,206	41,802,438
Compass Group plc	962,808	31,868,791
Diageo plc	746,576	17,172,559
HSBC Holdings plc	7,692,332	107,688,430
InterContinental Hotels Group plc	273,343	32,972,622
Lloyds Banking Group plc	17,262,813	20,240,468
London Stock Exchange Group plc	513,177	63,955,385
National Grid plc	4,587,672	68,788,070
NatWest Group plc	9,609,626	73,979,870
Next plc	117,481	22,073,534
Reckitt Benckiser Group plc	486,632	37,222,035
RELX plc	2,098,666	92,753,474
Rolls-Royce Holdings plc	2,639,948	40,625,658
Sage Group plc (The)	2,549,506	38,536,745
SSE plc	2,938,207	74,021,693
Standard Chartered plc	635,382	13,042,646
Tesco plc	9,156,489	55,256,423
Unilever plc	998,982	60,494,826
		1,308,495,900
United States — 9.2%
BP plc	5,680,101	33,278,639
CSL Ltd.	199,217	23,216,018
Ferrovial SE	670,377	41,137,250
GSK plc	1,483,990	34,745,332
Haleon plc	4,534,260	21,085,361
Nestle SA (Registered)	1,367,243	130,637,964
Novartis AG (Registered)	800,058	99,016,514
Roche Holding AG	309,244	100,170,450
Sanofi SA	895,802	90,621,880
Schneider Electric SE	219,074	62,420,741
Shell plc	4,579,984	171,700,968
Spotify Technology SA *	41,174	26,982,146
		835,013,263
Total Common Stocks (Cost $7,277,172,226)		9,029,420,148
Short-Term Investments — 0.9%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (c) (d) (Cost $ 47,149,820)	47,127,172	47,146,024
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $35,958,748)	35,958,748	35,958,748
Total Short-Term Investments (Cost $83,108,568)		83,104,772
Total Investments — 99.9% (Cost $7,360,280,794)		9,112,524,920
Other Assets in Excess of Liabilities — 0.1%		6,773,928
NET ASSETS — 100.0%		9,119,298,848

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $33,901,987.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.1%
Pharmaceuticals	8.3
Insurance	6.3
Semiconductors & Semiconductor Equipment	5.3
Aerospace & Defense	4.0
Oil, Gas & Consumable Fuels	3.3
Capital Markets	3.1
Industrial Conglomerates	3.0
Electrical Equipment	2.9
Machinery	2.6
Chemicals	2.4
Diversified Telecommunication Services	2.4
Multi-Utilities	2.3
Textiles, Apparel & Luxury Goods	2.2
Metals & Mining	2.2
Food Products	2.0
Automobiles	1.9
Software	1.8
Broadline Retail	1.7
Health Care Equipment & Supplies	1.7
Beverages	1.7
Professional Services	1.7
Trading Companies & Distributors	1.6
Electric Utilities	1.4
Construction & Engineering	1.4
IT Services	1.3
Household Durables	1.3
Personal Care Products	1.2
Consumer Staples Distribution & Retail	1.2
Specialty Retail	1.1
Automobile Components	1.0
Others (each less than 1.0%)	9.7
Short-Term Investments	0.9
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	October 31, 2025

STATEMENT OF ASSETS AND LIABILITIES
AS OF October 31, 2025

JPMorgan International Research Enhanced Equity ETF
ASSETS:
Investments in non-affiliates, at value	$9,029,420,148
Investments in affiliates, at value	47,146,024
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	35,958,748
Cash	272,528
Foreign currency, at value	4,518,146
Segregated cash balance with Authorized Participant for deposit securities	103,540,359
Receivables:
Investment securities sold	4,036
Dividends from non-affiliates	21,174,509
Dividends from affiliates	43,574
Tax reclaims	22,056,887
Securities lending income (See Note 2.C.)	5,058
Total Assets	9,264,140,017
LIABILITIES:
Payables:
Investment securities purchased	3,420,445
Collateral received on securities loaned (See Note 2.C.)	35,958,748
Collateral upon return of deposit securities	103,540,359
Accrued liabilities:
Investment advisory fees	984,034
Administration fees	573,123
Printing and mailing costs	40,807
Custodian and accounting fees	137,270
Other	186,383
Total Liabilities	144,841,169
Net Assets	$9,119,298,848
NET ASSETS:
Paid-in-Capital	$7,714,065,505
Total distributable earnings (loss)	1,405,233,343
Total Net Assets	$9,119,298,848
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	122,677,892
Net asset value, per share	$74.34
Cost of investments in non-affiliates	$7,277,172,226
Cost of investments in affiliates	47,149,820
Cost of foreign currency	4,519,781
Investment securities on loan, at value (See Note 2.C.)	33,901,987
Cost of investment of cash collateral (See Note 2.C.)	35,958,748
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	5

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025

JPMorgan International Research Enhanced Equity ETF
INVESTMENT INCOME:
Interest income from affiliates	$20,626
Dividend income from non-affiliates	219,631,099
Dividend income from affiliates	1,869,346
Income from securities lending (net) (See Note 2.C.)	317,003
Other	8,059,586
Foreign taxes withheld (net)	(18,346,900)
Total investment income	211,550,760
EXPENSES:
Investment advisory fees	14,616,959
Administration fees	5,481,326
Custodian and accounting fees	855,000
Interest expense to non-affiliates	40
Interest expense to affiliates	14,991
Professional fees	156,310
Trustees’ and Chief Compliance Officer’s fees	39,460
Printing and mailing costs	279,477
Registration and filing fees	56,101
Other	27,792
Total expenses	21,527,456
Less fees waived	(48,545)
Less expense reimbursements	(3,972,370)
Net expenses	17,506,541
Net investment income (loss)	194,044,219
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(7,619,834)
Investments in affiliates	8,475
In-kind redemptions of investments in non-affiliates (See Note 4)	441,912,590
Futures contracts	217,983
Foreign currency transactions	241,730
Net realized gain (loss)	434,760,944
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	899,819,875
Investments in affiliates	(10,371)
Foreign currency translations	1,476,070
Change in net unrealized appreciation/depreciation	901,285,574
Net realized/unrealized gains (losses)	1,336,046,518
Change in net assets resulting from operations	$1,530,090,737
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	October 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan International Research Enhanced Equity ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$194,044,219	$166,730,258
Net realized gain (loss)	434,760,944	334,042,122
Change in net unrealized appreciation/depreciation	901,285,574	594,585,472
Change in net assets resulting from operations	1,530,090,737	1,095,357,852
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(206,111,066)	(167,953,253)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,291,508,684	489,868,855
NET ASSETS:
Change in net assets	2,615,488,355	1,417,273,454
Beginning of period	6,503,810,493	5,086,537,039
End of period	$9,119,298,848	$6,503,810,493
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,791,795,687	$1,612,123,672
Cost of shares redeemed	(1,500,287,003)	(1,122,254,817)
Total change in net assets resulting from capital transactions	$1,291,508,684	$489,868,855
SHARE TRANSACTIONS:
Issued	42,400,000	26,700,000
Redeemed	(24,200,000)	(18,500,000)
Net increase in shares from share transactions	18,200,000	8,200,000
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Research Enhanced Equity ETF (e)
Year Ended October 31, 2025	$62.25	$1.77	$12.09	$13.86	$(1.77)
Year Ended October 31, 2024	52.83	1.64	9.38	11.02	(1.60)
Year Ended October 31, 2023	46.27	1.54	6.33	7.87	(1.31)
Year Ended October 31, 2022	61.89	1.39	(14.54)	(13.15)	(2.47)
Year Ended October 31, 2021	46.43	1.42 (f)	15.11	16.53	(1.07)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on June 10, 2022.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
JPMorgan International Research Enhanced Equity ETF acquired all of the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund
(“Acquired Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Market price returns are calculated using the official closing price of the JPMorgan International Research Enhanced Equity ETF on the listing exchange as of the time that the JPMorgan International Research Enhanced
Equity ETF's NAV is calculated. Prior to the JPMorgan International Research Enhanced Equity ETF's listing on June 13, 2022, the NAV performance of the Class R6
Shares of the Acquired Fund are used as proxy market price returns.

(e)
JPMorgan International Research Enhanced Equity ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan International Research Enhanced
Equity Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the Acquired
Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the
Acquired Fund’s Class R6 Shares for the period November 1, 2020 up through the reorganization.

(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have remained the same and the net investment income (loss) ratio would have been 2.44%.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	October 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(c)	Market price total return(d)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$74.34	$74.31	23.04%	22.67%	$9,119,298,848	0.24%	2.65%	0.29%	25%
62.25	62.40	21.10	20.98	6,503,810,493	0.24	2.66	0.30	19
52.83	53.01	17.17	17.54	5,086,537,039	0.24	2.82	0.29	16
46.27	46.28	(22.04)	(22.03)	5,026,188,342	0.24	2.66	0.30	16
61.89	61.89	35.93	35.93	4,562,266,369	0.25	2.46 (f)	0.31	20
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan International Research Enhanced Equity ETF (the "Fund") is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek to provide long-term capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

10	J.P. Morgan Exchange-Traded Funds	October 31, 2025

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$651,664,127	$—	$651,664,127
Belgium	—	65,669,145	—	65,669,145
China	—	56,037,858	—	56,037,858
Denmark	—	216,718,613	—	216,718,613
Finland	—	41,764,776	—	41,764,776
France	—	997,032,112	—	997,032,112
Germany	—	1,010,675,177	—	1,010,675,177
Hong Kong	—	158,971,348	—	158,971,348
Ireland	—	39,446,254	—	39,446,254
Italy	—	235,324,709	—	235,324,709
Japan	3,801,835	2,056,000,507	—	2,059,802,342
Macau	—	8,595,433	—	8,595,433
Netherlands	21,824,565	414,247,640	—	436,072,205
New Zealand	—	6,466,648	—	6,466,648
Norway	—	12,416,094	—	12,416,094
Singapore	38,866,875	95,005,383	—	133,872,258
Spain	—	244,239,468	—	244,239,468
Sweden	—	210,407,612	—	210,407,612
Switzerland	—	300,734,806	—	300,734,806
United Kingdom	—	1,308,495,900	—	1,308,495,900
United States	26,982,146	808,031,117	—	835,013,263
Total Common Stocks	91,475,421	8,937,944,727	—	9,029,420,148
Short-Term Investments
Investment Companies	47,146,024	—	—	47,146,024
Investment of Cash Collateral from Securities Loaned	35,958,748	—	—	35,958,748
Total Short-Term Investments	83,104,772	—	—	83,104,772
Total Investments in Securities	$174,580,193	$8,937,944,727	$—	$9,112,524,920
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of October 31, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Agency SLClass Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of October 31, 2025.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$33,901,987	$(33,901,987)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

12	J.P. Morgan Exchange-Traded Funds	October 31, 2025

D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (a) (b)	$29,218,490	$635,189,097	$617,259,667	$8,475	$(10,371)	$47,146,024	47,127,172	$1,869,346	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	—	454,401,674	418,442,926	—	—	35,958,748	35,958,748	895,221 *	—
Total	$29,218,490	$1,089,590,771	$1,035,702,593	$8,475	$(10,371)	$83,104,772		$2,764,567	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
F. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price and foreign exchange risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short

October 31, 2025	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the year ended October 31, 2025:

Futures Contracts:
Average Notional Balance Long	$15,835,501
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of October 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$416,363,959	$27,482,942	$(443,846,901)
The reclassifications for the Fund relate primarily to redemptions in-kind and tax adjustments on certain investments.

14	J.P. Morgan Exchange-Traded Funds	October 31, 2025

L. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended October 31, 2025, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees paid to the Administrator.
C. Distribution Fees— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
D. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the year ended October 31, 2025 and the contractual expense limitation is in place until at least February 28, 2026.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
For the year ended October 31, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
$3,972,370
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended October 31, 2025 was $48,545.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended October 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$1,989,698,572	$1,859,539,551
For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$2,603,149,345	$1,471,036,877
During the year ended October 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$7,515,025,652	$1,804,693,562	$207,194,294	$1,597,499,268
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.

16	J.P. Morgan Exchange-Traded Funds	October 31, 2025

The tax character of distributions paid during the year ended October 31, 2025 was as follows:
Ordinary Income*	Total Distributions Paid
$206,111,066	$206,111,066

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$167,953,253	$167,953,253

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of October 31, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$267,181,541	$(460,538,189)	$1,598,670,482

The cumulative timing differences primarily consist of tax adjustments on certain investments and wash sale loss deferrals.
As of October 31, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$25,745,987	$434,792,202
During the year ended October 31, 2025, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$30,293,453
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash

October 31, 2025	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended October 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of October 31, 2025, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
14.2%	31.1%
Significant shareholder transactions by the Adviser may impact the Fund's performance and liquidity.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of October 31, 2025, the Fund had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
France	11.0%
Germany	11.1
Japan	22.7
United Kingdom	14.4
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
The Fund invests in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement,

18	J.P. Morgan Exchange-Traded Funds	October 31, 2025

possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan International Research Enhanced Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan International Research Enhanced Equity ETF (one of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

20	J.P. Morgan Exchange-Traded Funds	October 31, 2025

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended October 31, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Qualified Dividend Income (QDI)
The Fund had $197,411,684, of ordinary income distributions and foreign tax credits (if applicable) treated as qualified dividends for the fiscal year ended October 31, 2025.
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2025, the Fund intends to elect to pass through to shareholders taxes paid to foreign countries. The Fund had $227,956,294 and $12,661,920 in gross income and foreign tax expenses or amounts as finally determined.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	21

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. October 2025.
AN-CONV-ETF-1025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Management Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that the Adviser earns fees from the Fund for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception, and that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Cap and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:
The Trustees noted that the Fund’s performance was in the fourth, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fee and Expense Ratio
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratio for the Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Cap currently in place for the Fund, the net advisory fee rate and net expense ratio, taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratio are summarized below:
The Trustees noted that the Fund’s net advisory fee and total expenses were both in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
October 31, 2025
Fund	Ticker	Listing Exchange
JPMorgan Active China ETF	JCHI	NYSE Arca, Inc.
JPMorgan Active Developing Markets Equity ETF	JADE	NYSE Arca, Inc.
JPMorgan ActiveBuilders Emerging Markets Equity ETF	JEMA	Cboe BZX Exchange, Inc.
JPMorgan Dividend Leaders ETF	JDIV	NYSE Arca, Inc.
JPMorgan Equity and Options Total Return ETF	JOYT	Cboe BZX Exchange, Inc.
JPMorgan Flexible Income ETF	JFLI	NYSE Arca, Inc.
JPMorgan Global Select Equity ETF	JGLO	The NASDAQ Stock Market® LLC
JPMorgan Healthcare Leaders ETF	JDOC	The NASDAQ Stock Market® LLC
JPMorgan Hedged Equity Laddered Overlay ETF	HELO	NYSE Arca, Inc.
JPMorgan International Growth ETF	JIG	NYSE Arca, Inc.
JPMorgan International Value ETF	JIVE	The NASDAQ Stock Market® LLC
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	HEQQ	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Automobile Components — 2.8%
Fuyao Glass Industry Group Co. Ltd., Class A	27,600	261,519
Minth Group Ltd.	40,000	177,493
		439,012
Banks — 11.1%
Bank of Chengdu Co. Ltd., Class A	111,000	261,988
China Construction Bank Corp., Class H	606,000	599,965
China Merchants Bank Co. Ltd., Class A	103,900	596,792
China Minsheng Banking Corp. Ltd., Class H	558,000	285,872
		1,744,617
Beverages — 2.5%
Kweichow Moutai Co. Ltd., Class A	2,000	401,721
Broadline Retail — 13.1%
Alibaba Group Holding Ltd.	72,200	1,536,326
PDD Holdings, Inc., ADR *	3,858	520,328
		2,056,654
Capital Markets — 2.0%
CITIC Securities Co. Ltd., Class A	77,200	318,635
Chemicals — 1.9%
Inner Mongolia Berun Chemical Co. Ltd., Class A	159,900	151,669
Wanhua Chemical Group Co. Ltd., Class A	17,800	156,453
		308,122
Construction Materials — 1.1%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	91,900	166,520
Electrical Equipment — 4.6%
Contemporary Amperex Technology Co. Ltd., Class A	8,900	485,911
Hongfa Technology Co. Ltd., Class A	56,860	243,198
		729,109
Electronic Equipment, Instruments & Components — 5.3%
Avary Holding Shenzhen Co. Ltd., Class A	11,700	86,119
Foxconn Industrial Internet Co. Ltd., Class A	7,331	73,824
Luxshare Precision Industry Co. Ltd., Class A	41,500	367,142
WUS Printed Circuit Kunshan Co. Ltd., Class A	12,900	128,078
Xiamen Faratronic Co. Ltd., Class A	10,600	179,105
		834,268
Entertainment — 2.7%
NetEase, Inc.	15,000	420,911
Gas Utilities — 1.1%
ENN Energy Holdings Ltd.	20,400	177,751
INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — 0.9%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,500	135,854
Hotels, Restaurants & Leisure — 2.2%
Meituan * (a)	26,100	343,548
Independent Power and Renewable Electricity Producers — 1.2%
China Yangtze Power Co. Ltd., Class A	47,300	186,601
Insurance — 4.8%
People's Insurance Co. Group of China Ltd. (The), Class H	227,000	203,871
Ping An Insurance Group Co. of China Ltd., Class A	22,600	183,529
Ping An Insurance Group Co. of China Ltd., Class H	50,500	364,829
		752,229
Interactive Media & Services — 14.2%
Tencent Holdings Ltd.	27,600	2,241,886
Machinery — 6.6%
Sany Heavy Industry Co. Ltd., Class A	70,000	217,520
Shenzhen Inovance Technology Co. Ltd., Class A	8,700	93,996
Weichai Power Co. Ltd., Class H	118,000	243,823
XCMG Construction Machinery Co. Ltd., Class A	172,100	257,048
Zhuzhou CRRC Times Electric Co. Ltd., Class H	44,600	226,663
		1,039,050
Metals & Mining — 2.5%
China Hongqiao Group Ltd.	32,500	123,396
Zijin Mining Group Co. Ltd., Class H	64,000	264,769
		388,165
Oil, Gas & Consumable Fuels — 3.7%
China Petroleum & Chemical Corp., Class H	314,000	167,018
China Shenhua Energy Co. Ltd., Class H	41,500	216,098
PetroChina Co. Ltd., Class H	194,000	200,542
		583,658
Pharmaceuticals — 2.1%
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	36,600	329,249
Professional Services — 0.9%
Kanzhun Ltd., ADR	6,121	135,641
Semiconductors & Semiconductor Equipment — 5.6%
Montage Technology Co. Ltd., Class A	15,679	300,091
NAURA Technology Group Co. Ltd., Class A	5,850	334,226
OmniVision Integrated Circuits Group, Inc.	9,100	166,956
Xinyi Solar Holdings Ltd.	176,000	81,100
		882,373
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — 1.0%
Pop Mart International Group Ltd. (a)	5,400	153,604
Technology Hardware, Storage & Peripherals — 4.6%
Huaqin Technology Co. Ltd., Class A	12,000	171,047
Xiaomi Corp., Class B * (a)	101,200	561,449
		732,496
Textiles, Apparel & Luxury Goods — 1.2%
Shenzhou International Group Holdings Ltd.	22,700	195,942
Total Common Stocks (Cost $12,197,433)		15,697,616
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM, 4.10% (b) (c)(Cost $39,336)	39,321	39,336
Total Investments — 100.0% (Cost $12,236,769)		15,736,952
Other Assets in Excess of Liabilities — 0.0% ^		691
NET ASSETS — 100.0%		15,737,643

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Argentina — 0.8%
Vista Energy SAB de CV, ADR *	1,908	92,443
YPF SA, ADR *	1,547	56,357
		148,800
Brazil — 7.5%
B3 SA - Brasil Bolsa Balcao	46,434	109,440
Banco BTG Pactual SA	13,065	118,873
Banco do Brasil SA	23,404	95,531
BB Seguridade Participacoes SA	2,866	17,580
Centrais Eletricas Brasileiras SA	10,122	104,645
Embraer SA, ADR	1,295	83,502
Itau Unibanco Holding SA, ADR	15,768	116,052
Itau Unibanco Holding SA (Preference)	3,195	23,476
MercadoLibre, Inc. *	85	197,817
NU Holdings Ltd., Class A *	12,859	207,159
Petroleo Brasileiro SA, ADR	7,707	85,162
Petroleo Brasileiro SA (Preference)	24,869	137,197
TIM SA	19,400	87,481
WEG SA	4,202	32,859
		1,416,774
China — 28.3%
Advanced Micro-Fabrication Equipment, Inc., Class A	1,762	69,125
Alibaba Group Holding Ltd., ADR	571	97,316
Alibaba Group Holding Ltd.	13,314	283,305
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,042	85,439
BYD Co. Ltd., Class A	3,600	50,978
China Merchants Bank Co. Ltd., Class H	20,699	129,752
China Pacific Insurance Group Co. Ltd., Class H	12,121	49,139
China Petroleum & Chemical Corp., Class H	113,134	60,176
China Yangtze Power Co. Ltd., Class A	13,700	54,047
Contemporary Amperex Technology Co. Ltd., Class A	6,300	343,960
ENN Energy Holdings Ltd.	11,900	103,688
Full Truck Alliance Co. Ltd., ADR	8,147	105,911
Fuyao Glass Industry Group Co. Ltd., Class H (a)	33,059	294,401
H World Group Ltd., ADR	5,441	210,023
Haidilao International Holding Ltd. (a)	40,877	67,362
Haier Smart Home Co. Ltd., Class A	10,700	40,291
Haier Smart Home Co. Ltd., Class H	21,722	70,638
Huaming Power Equipment Co. Ltd., Class A	14,600	53,486
Huayu Automotive Systems Co. Ltd., Class A	9,600	27,530
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	18,500	71,220
JD.com, Inc., Class A	2,091	34,522
KE Holdings, Inc., ADR	3,339	56,930
Meituan * (a)	4,800	63,181
INVESTMENTS	SHARES	VALUE($)

China — continued
Midea Group Co. Ltd., Class A	27,900	299,270
Montage Technology Co. Ltd., Class A	6,749	129,174
NetEase, Inc.	9,720	272,750
PetroChina Co. Ltd., Class H	163,459	168,971
Ping An Insurance Group Co. of China Ltd., Class H	17,542	126,729
Shenzhen Inovance Technology Co. Ltd., Class A	10,800	116,685
Shenzhou International Group Holdings Ltd.	22,483	194,069
Sieyuan Electric Co. Ltd., Class A	6,158	113,520
Tencent Holdings Ltd.	13,484	1,095,275
Tencent Music Entertainment Group, ADR	4,761	106,266
Trip.com Group Ltd., ADR	1,313	92,763
Wuliangye Yibin Co. Ltd., Class A	3,200	53,454
Yum China Holdings, Inc.	1,838	79,512
Zhongji Innolight Co. Ltd., Class A	1,100	72,536
		5,343,394
Greece — 1.7%
National Bank of Greece SA	17,461	256,651
Piraeus Financial Holdings SA	9,211	71,940
		328,591
Guatemala — 0.4%
Millicom International Cellular SA	1,610	75,847
Hong Kong — 1.7%
AIA Group Ltd.	12,556	122,179
Hong Kong Exchanges & Clearing Ltd.	1,930	105,191
Techtronic Industries Co. Ltd.	8,301	96,823
		324,193
Hungary — 0.5%
OTP Bank Nyrt.	1,051	100,324
India — 9.3%
Bajaj Auto Ltd.	1,135	113,636
Bajaj Finance Ltd.	19,357	227,340
Bharat Electronics Ltd.	14,266	68,409
Bharti Airtel Ltd.	3,135	72,595
Cholamandalam Investment and Finance Co. Ltd.	6,486	123,948
HDFC Asset Management Co. Ltd. (a)	1,715	103,882
HDFC Bank Ltd., ADR	5,066	183,490
HDFC Bank Ltd.	6,480	72,050
ICICI Bank Ltd., ADR	2,239	67,842
Infosys Ltd., ADR (b)	1,377	22,817
MakeMyTrip Ltd. *	646	51,680
Maruti Suzuki India Ltd.	194	35,330
Max Healthcare Institute Ltd.	6,167	79,738
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
NTPC Ltd.	18,804	71,323
Polycab India Ltd.	801	69,477
Power Grid Corp. of India Ltd.	36,111	117,162
Shriram Finance Ltd.	26,214	221,063
Tata Consultancy Services Ltd.	1,358	46,738
		1,748,520
Indonesia — 2.5%
Bank Central Asia Tbk. PT	317,300	162,455
Bank Rakyat Indonesia Persero Tbk. PT	611,600	146,307
Telkom Indonesia Persero Tbk. PT	828,200	160,203
		468,965
Mexico — 3.4%
Arca Continental SAB de CV	6,171	59,715
BBB Foods, Inc., Class A *	1,753	47,892
Grupo Financiero Banorte SAB de CV, Class O	24,275	227,887
Grupo Mexico SAB de CV	7,459	64,362
Southern Copper Corp.	270	37,476
Wal-Mart de Mexico SAB de CV	59,339	196,429
		633,761
Panama — 0.3%
Copa Holdings SA, Class A	475	59,475
Peru — 0.2%
Credicorp Ltd.	137	35,757
Portugal — 0.3%
Jeronimo Martins SGPS SA	2,518	64,851
Saudi Arabia — 2.3%
Al Rajhi Bank	4,085	115,459
Saudi Arabian Oil Co. (a)	19,152	132,331
Saudi National Bank (The)	17,395	185,092
		432,882
Singapore — 1.1%
Grab Holdings Ltd., Class A *	14,523	87,283
Sea Ltd., ADR *	714	111,563
		198,846
South Africa — 2.3%
Absa Group Ltd.	3,523	39,365
Bid Corp. Ltd.	1,016	25,133
Capitec Bank Holdings Ltd.	428	94,694
FirstRand Ltd.	16,624	78,896
Gold Fields Ltd.	2,298	88,602
INVESTMENTS	SHARES	VALUE($)

South Africa — continued
Shoprite Holdings Ltd.	955	15,977
Standard Bank Group Ltd.	6,557	96,420
		439,087
South Korea — 14.2%
Coupang, Inc. *	2,808	89,772
Hana Financial Group, Inc.	1,901	113,886
Hanwha Aerospace Co. Ltd.	335	229,785
Hanwha Vision Co. Ltd. *	415	14,603
Hyundai Motor Co.	492	99,772
KB Financial Group, Inc.	792	64,654
Kia Corp.	2,303	193,172
Samsung Electronics Co. Ltd.	8,917	671,238
Samsung Electronics Co. Ltd. (Preference)	2,778	163,944
Samsung Fire & Marine Insurance Co. Ltd.	630	194,988
Shinhan Financial Group Co. Ltd.	3,558	182,748
SK hynix, Inc.	1,705	663,404
		2,681,966
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	7,065	142,332
Taiwan — 18.7%
Accton Technology Corp.	4,514	156,982
ASE Technology Holding Co. Ltd.	31,532	252,280
Delta Electronics, Inc.	4,864	156,445
MediaTek, Inc.	3,033	128,628
Quanta Computer, Inc.	18,891	183,209
Realtek Semiconductor Corp.	10,769	179,828
Taiwan Semiconductor Manufacturing Co. Ltd.	45,669	2,208,539
Wistron Corp.	17,319	83,934
Wiwynn Corp.	1,289	181,774
		3,531,619
Thailand — 0.8%
SCB X PCL, NVDR	37,500	151,875
Turkey — 1.8%
Aselsan Elektronik Sanayi ve Ticaret A/S	31,714	153,323
BIM Birlesik Magazalar A/S	4,867	62,327
Ford Otomotiv Sanayi A/S	20,710	48,830
Turkiye Garanti Bankasi A/S	14,494	46,292
Yapi ve Kredi Bankasi A/S *	36,695	29,273
		340,045
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — 0.7%
ExlService Holdings, Inc. *	1,581	61,817
Monolithic Power Systems, Inc.	65	65,325
		127,142
Total Common Stocks (Cost $14,313,842)		18,795,046
Short-Term Investments — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $22,695)	22,695	22,695
Total Investments — 99.7% (Cost $14,336,537)		18,817,741
Other Assets in Excess of Liabilities — 0.3%		64,645
NET ASSETS — 100.0%		18,882,386

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $22,121.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	20.1%
Banks	16.8
Technology Hardware, Storage & Peripherals	6.8
Interactive Media & Services	5.8
Broadline Retail	4.3
Oil, Gas & Consumable Fuels	3.9
Consumer Finance	3.0
Hotels, Restaurants & Leisure	3.0
Electrical Equipment	3.0
Automobiles	2.9
Aerospace & Defense	2.9
Insurance	2.7
Capital Markets	2.3
Consumer Staples Distribution & Retail	2.2
Household Durables	2.2
Entertainment	2.0
Automobile Components	1.7
Machinery	1.4
Wireless Telecommunication Services	1.3
Communications Equipment	1.2
Electric Utilities	1.2
Textiles, Apparel & Luxury Goods	1.0
Ground Transportation	1.0
Metals & Mining	1.0
Others (each less than 1.0%)	6.2
Short-Term Investments	0.1
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Argentina — 0.1%
Vista Energy SAB de CV, ADR *	4,077	197,531
YPF SA, ADR *	17,471	636,468
		833,999
Austria — 0.0% ^
Raiffeisen Bank International AG	12,948	482,704
Brazil — 5.5%
B3 SA - Brasil Bolsa Balcao	1,929,525	4,547,696
Banco BTG Pactual SA	534,297	4,861,353
Banco do Brasil SA	324,769	1,325,649
Banco Santander Brasil SA	66,439	384,930
Centrais Eletricas Brasileiras SA (Preference)	333,334	3,671,045
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	77,418	1,902,803
CPFL Energia SA	44,381	342,182
Cury Construtora e Incorporadora SA	93,251	605,791
Embraer SA	133,630	2,162,938
Gerdau SA (Preference)	71,542	251,064
Itau Unibanco Holding SA (Preference)	1,136,186	8,348,299
Itausa SA (Preference)	704,950	1,523,912
Localiza Rent a Car SA	273,741	1,998,633
Lojas Renner SA	243,941	671,071
Marcopolo SA (Preference)	364,302	536,978
MercadoLibre, Inc. *	3,789	8,817,989
Motiva Infraestrutura de Mobilidade SA	90,189	266,043
NU Holdings Ltd., Class A *	556,756	8,969,339
Petroleo Brasileiro SA, ADR	631,496	7,350,613
Porto Seguro SA	120,074	1,071,302
Raia Drogasil SA	388,782	1,446,745
Telefonica Brasil SA	408,010	2,446,566
TIM SA	373,319	1,683,421
TOTVS SA	44,840	370,975
Vale SA, ADR	137,665	1,664,370
Vibra Energia SA	170,844	756,420
WEG SA	365,263	2,856,275
XP, Inc., Class A	21,399	389,890
		71,224,292
Chile — 0.1%
Banco de Chile	2,933,934	514,882
Banco Santander Chile	17,350,044	1,254,843
		1,769,725
China — 27.0%
Advanced Micro-Fabrication Equipment, Inc., Class A	12,853	504,236
INVESTMENTS	SHARES	VALUE($)

China — continued
Airtac International Group	8,000	235,960
Alibaba Group Holding Ltd.	1,721,186	36,624,685
Anhui Expressway Co. Ltd., Class H	172,000	273,078
Anjoy Foods Group Co. Ltd., Class A	71,600	742,570
ANTA Sports Products Ltd.	55,000	574,097
Avary Holding Shenzhen Co. Ltd., Class A	49,800	366,558
Bank of Chengdu Co. Ltd., Class A	145,500	343,417
Bank of China Ltd., Class H	1,407,000	796,705
Bank of Hangzhou Co. Ltd., Class A	169,400	373,348
Baoshan Iron & Steel Co. Ltd., Class A	254,300	263,191
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	39,158	1,099,814
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	298,000	539,968
BYD Co. Ltd., Class H	132,500	1,711,899
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	20,100	366,031
China CITIC Bank Corp. Ltd., Class H	1,289,000	1,229,843
China Construction Bank Corp., Class H	7,118,000	7,047,117
China Galaxy Securities Co. Ltd., Class H	344,500	495,599
China Hongqiao Group Ltd.	198,000	751,765
China International Capital Corp. Ltd., Class H (a)	140,400	381,965
China Life Insurance Co. Ltd., Class H	360,000	1,135,258
China Merchants Bank Co. Ltd., Class H	1,646,000	10,318,011
China Minsheng Banking Corp. Ltd., Class H	5,877,000	3,010,873
China Pacific Insurance Group Co. Ltd., Class H	687,000	2,785,135
China Petroleum & Chemical Corp., Class H	3,394,000	1,805,283
China Resources Land Ltd.	152,500	550,973
China Resources Power Holdings Co. Ltd.	174,000	416,086
China Shenhua Energy Co. Ltd., Class H	350,000	1,822,514
China Tower Corp. Ltd., Class H (a)	317,600	458,820
China Yangtze Power Co. Ltd., Class A	841,375	3,319,266
China Zheshang Bank Co. Ltd., Class H	861,000	280,483
CITIC Securities Co. Ltd., Class H	584,500	2,225,245
Contemporary Amperex Technology Co. Ltd., Class A	207,500	11,328,833
ENN Energy Holdings Ltd.	343,100	2,989,523
Focus Media Information Technology Co. Ltd., Class A	1,779,800	1,934,424
Foshan Haitian Flavouring & Food Co. Ltd., Class H	96,300	396,574
Foxconn Industrial Internet Co. Ltd., Class A	189,500	1,908,295
Full Truck Alliance Co. Ltd., ADR	99,471	1,293,123
Fuyao Glass Industry Group Co. Ltd., Class H (a)	880,400	7,840,251
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Ganfeng Lithium Group Co. Ltd. (a)	52,200	344,711
Geely Automobile Holdings Ltd.	217,000	514,791
H World Group Ltd.	1,186,086	4,599,213
Haidilao International Holding Ltd. (a)	895,000	1,474,881
Haier Smart Home Co. Ltd., Class H	478,800	1,557,003
Hello Group, Inc., ADR	34,783	236,177
Hongfa Technology Co. Ltd., Class A	328,080	1,403,240
Huaming Power Equipment Co. Ltd., Class A	652,100	2,388,915
Huaqin Technology Co. Ltd., Class A	24,000	342,094
Huayu Automotive Systems Co. Ltd., Class A	121,700	348,998
Industrial & Commercial Bank of China Ltd., Class H	468,000	362,606
Inner Mongolia Berun Chemical Co. Ltd., Class A	800,500	759,292
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	749,513	2,885,426
Jason Furniture Hangzhou Co. Ltd., Class A	77,300	334,276
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	300,800	2,705,958
Jinan Shengquan Group Share Holding Co. Ltd., Class A	69,700	274,001
Kanzhun Ltd., ADR	93,472	2,071,340
KE Holdings, Inc., Class A	316,968	1,797,738
Kingdee International Software Group Co. Ltd. *	212,000	399,969
Kingsoft Corp. Ltd.	68,400	298,165
Kuaishou Technology (a)	104,400	969,285
Kweichow Moutai Co. Ltd., Class A	25,000	5,021,517
Lenovo Group Ltd.	1,144,000	1,668,924
Lonking Holdings Ltd.	914,000	364,329
Luxshare Precision Industry Co. Ltd., Class A	242,200	2,142,691
Luzhou Laojiao Co. Ltd., Class A	42,600	804,238
Meitu, Inc. * (a)	362,000	402,036
Meituan * (a)	368,128	4,845,579
Midea Group Co. Ltd., Class A	744,812	7,989,235
MINISO Group Holding Ltd.	88,400	472,647
Minth Group Ltd.	548,000	2,431,652
Montage Technology Co. Ltd., Class A	198,538	3,799,947
NARI Technology Co. Ltd., Class A	103,248	351,297
NAURA Technology Group Co. Ltd., Class A	19,975	1,141,224
NetEase, Inc.	508,148	14,259,007
Nongfu Spring Co. Ltd., Class H (a)	68,800	457,352
OmniVision Integrated Circuits Group, Inc.	16,200	297,219
PDD Holdings, Inc., ADR *	42,651	5,752,340
People's Insurance Co. Group of China Ltd. (The), Class H	2,060,000	1,850,106
INVESTMENTS	SHARES	VALUE($)

China — continued
PetroChina Co. Ltd., Class H	5,760,000	5,954,219
PICC Property & Casualty Co. Ltd., Class H	792,000	1,871,119
Ping An Insurance Group Co. of China Ltd., Class H	1,403,000	10,135,737
Pop Mart International Group Ltd. (a)	23,400	665,616
Qfin Holdings, Inc., Class A	16,450	177,325
Sany Heavy Industry Co. Ltd., Class A	529,600	1,645,693
Shanghai Baosight Software Co. Ltd., Class A	305,201	985,272
Shanghai Pudong Development Bank Co. Ltd., Class A	284,706	459,651
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	11,100	296,980
Shenzhen Inovance Technology Co. Ltd., Class A	175,500	1,896,130
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	52,500	1,584,967
Shenzhou International Group Holdings Ltd.	360,100	3,108,317
Sieyuan Electric Co. Ltd., Class A	31,200	575,157
Sinotruk Hong Kong Ltd.	111,500	372,503
SITC International Holdings Co. Ltd.	168,000	618,767
StarPower Semiconductor Ltd., Class A	32,200	473,133
Sunresin New Materials Co. Ltd., Class A	85,400	665,749
TCL Electronics Holdings Ltd.	306,000	363,319
Tencent Holdings Ltd.	968,800	78,693,457
Tencent Music Entertainment Group, Class A	255,700	2,856,210
Tianqi Lithium Corp., Class H *	46,600	286,454
Tingyi Cayman Islands Holding Corp.	760,000	1,042,742
Tongcheng Travel Holdings Ltd. (a)	127,600	351,131
Trip.com Group Ltd.	73,818	5,194,678
Tsingtao Brewery Co. Ltd.	42,000	283,858
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	10,402	232,521
Vipshop Holdings Ltd., ADR	25,747	450,315
Wanhua Chemical Group Co. Ltd., Class A	142,600	1,253,386
Weichai Power Co. Ltd., Class H	1,088,000	2,248,134
Wuliangye Yibin Co. Ltd., Class A	78,000	1,302,939
WUS Printed Circuit Kunshan Co. Ltd., Class A	140,000	1,389,994
XCMG Construction Machinery Co. Ltd., Class A	2,388,600	3,567,608
Xiamen Faratronic Co. Ltd., Class A	35,700	603,211
Xiaomi Corp., Class B * (a)	1,243,000	6,896,056
Xinyi Solar Holdings Ltd. (b)	3,136,000	1,445,060
Yum China Holdings, Inc.	83,214	3,599,838
Yunnan Energy New Material Co. Ltd., Class A *	59,500	405,214
Yunnan Yuntianhua Co. Ltd., Class A	88,000	355,293
Yutong Bus Co. Ltd., Class A	87,800	398,475
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zhejiang Expressway Co. Ltd., Class H	852,000	831,728
Zhejiang Huayou Cobalt Co. Ltd., Class A	59,300	539,857
Zhejiang Supor Co. Ltd., Class A	174,373	1,167,900
Zhuzhou CRRC Times Electric Co. Ltd., Class H	533,800	2,712,838
Zijin Mining Group Co. Ltd., Class H	1,430,000	5,915,931
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	339,000	327,316
ZTO Express Cayman, Inc.	10,450	192,790
		347,054,823
Colombia — 0.1%
Grupo Cibest SA (Preference)	50,588	738,871
Cyprus — 0.1%
Bank of Cyprus Holdings plc	78,258	720,196
Georgia — 0.0% ^
Lion Finance Group plc	3,306	348,035
Greece — 1.1%
Alpha Bank SA	228,473	895,662
Eurobank Ergasias Services and Holdings SA	640,852	2,410,631
Hellenic Telecommunications Organization SA	46,251	868,539
JUMBO SA	10,341	328,264
National Bank of Greece SA	331,419	4,871,369
OPAP SA	46,059	952,964
Optima bank SA	108,852	1,008,765
Piraeus Financial Holdings SA	332,296	2,595,304
Public Power Corp. SA	20,347	353,370
		14,284,868
Guatemala — 0.2%
Millicom International Cellular SA	43,854	2,065,962
Hong Kong — 1.1%
AIA Group Ltd.	671,800	6,537,109
ASMPT Ltd.	29,200	307,353
Hong Kong Exchanges & Clearing Ltd.	61,900	3,373,729
Prudential plc	33,349	463,821
Stella International Holdings Ltd.	153,000	325,274
Techtronic Industries Co. Ltd.	241,500	2,816,860
WH Group Ltd. (a)	364,500	350,619
		14,174,765
Hungary — 0.3%
MOL Hungarian Oil & Gas plc	51,421	452,341
OTP Bank Nyrt.	37,031	3,534,810
		3,987,151
INVESTMENTS	SHARES	VALUE($)

India — 12.6%
Aavas Financiers Ltd. *	14,934	277,374
ABB India Ltd.	9,673	568,549
Adani Ports & Special Economic Zone Ltd.	30,752	502,921
Asian Paints Ltd.	13,742	388,930
Axis Bank Ltd., GDR (a)	6,871	470,506
Bajaj Auto Ltd.	35,205	3,524,728
Bajaj Finance Ltd.	446,546	5,244,508
Bajaj Finserv Ltd.	162,278	3,814,031
Bharat Electronics Ltd.	475,513	2,280,189
Bharat Petroleum Corp. Ltd.	109,714	440,140
Bharti Airtel Ltd.	162,369	3,759,847
Blue Star Ltd.	84,848	1,847,525
Britannia Industries Ltd.	29,811	1,960,003
Canara Bank	216,115	333,238
CG Power & Industrial Solutions Ltd.	153,773	1,274,947
Cholamandalam Investment and Finance Co. Ltd.	219,358	4,191,941
Coforge Ltd.	91,468	1,830,722
Computer Age Management Services Ltd.	28,314	1,255,731
CRISIL Ltd.	15,259	846,465
Crompton Greaves Consumer Electricals Ltd.	390,225	1,241,775
Delhivery Ltd. *	303,509	1,592,091
Dr Lal PathLabs Ltd. (a)	7,336	259,092
Dr Reddy's Laboratories Ltd.	244,120	3,284,699
Eicher Motors Ltd.	14,768	1,164,641
Embassy Office Parks, REIT	175,225	846,615
Eternal Ltd. *	105,275	375,718
GAIL India Ltd.	221,440	455,573
Godrej Consumer Products Ltd.	18,574	233,929
Havells India Ltd.	89,423	1,504,868
HDFC Asset Management Co. Ltd. (a)	41,751	2,528,960
HDFC Bank Ltd., ADR	355,100	12,861,722
HDFC Bank Ltd.	964,954	10,729,178
HDFC Life Insurance Co. Ltd. (a)	315,555	2,599,182
Hexaware Technologies Ltd.	116,644	902,785
Hindalco Industries Ltd.	35,289	336,580
Hindustan Unilever Ltd.	88,481	2,457,316
ICICI Bank Ltd., ADR	44,750	1,355,925
ICICI Bank Ltd.	736,098	11,153,825
Indian Hotels Co. Ltd. (The)	36,463	304,467
Info Edge India Ltd.	147,719	2,291,959
Infosys Ltd.	428,063	7,132,426
InterGlobe Aviation Ltd. (a)	10,461	662,795
ITC Ltd.	417,400	1,975,776
Kotak Mahindra Bank Ltd.	255,862	6,061,063
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Mahanagar Gas Ltd. (a)	22,019	316,365
Mahindra & Mahindra Ltd.	175,579	6,894,650
MakeMyTrip Ltd. *	19,026	1,522,080
Maruti Suzuki India Ltd.	5,518	1,004,914
Max Financial Services Ltd. *	83,216	1,448,449
Max Healthcare Institute Ltd.	190,797	2,466,979
Multi Commodity Exchange of India Ltd.	19,295	2,009,015
Muthoot Finance Ltd.	13,626	488,222
National Aluminium Co. Ltd.	149,854	394,572
NMDC Ltd.	473,937	404,313
NTPC Ltd.	172,672	654,944
PB Fintech Ltd. *	106,527	2,138,414
Polycab India Ltd.	10,264	890,279
Power Grid Corp. of India Ltd.	258,829	839,767
Reliance Industries Ltd.	459,462	7,688,108
SBI Life Insurance Co. Ltd. (a)	71,770	1,579,090
Shree Cement Ltd.	1,397	445,171
Shriram Finance Ltd.	501,563	4,229,682
State Bank of India	79,003	834,071
Supreme Industries Ltd.	13,278	569,366
Syngene International Ltd. (a)	147,598	1,080,825
Tata Consultancy Services Ltd.	187,220	6,443,497
Tata Motors Ltd. ‡ *	284,205	834,802
Tata Motors Passenger Vehicles Ltd.	284,205	1,311,757
Tata Steel Ltd.	135,715	279,304
Tech Mahindra Ltd.	42,603	682,874
Trent Ltd.	15,803	834,751
Triveni Turbine Ltd.	77,771	468,376
Tube Investments of India Ltd.	45,131	1,535,253
UltraTech Cement Ltd.	19,761	2,657,272
Wipro Ltd.	104,827	283,891
Zee Entertainment Enterprises Ltd.	265,427	300,451
		162,656,759
Indonesia — 1.4%
Aneka Tambang Tbk.	1,800,000	334,814
Astra International Tbk. PT	1,531,600	566,330
Bank Central Asia Tbk. PT	14,797,400	7,576,151
Bank Mandiri Persero Tbk. PT	1,263,800	358,052
Bank Negara Indonesia Persero Tbk. PT	1,504,700	395,487
Bank Rakyat Indonesia Persero Tbk. PT	19,672,470	4,706,053
Indofood Sukses Makmur Tbk. PT	522,900	232,698
Telkom Indonesia Persero Tbk. PT	18,501,000	3,578,735
Unilever Indonesia Tbk. PT	2,873,500	445,557
		18,193,877
INVESTMENTS	SHARES	VALUE($)

Kazakhstan — 0.2%
Kaspi.KZ JSC, ADR	19,851	1,484,656
NAC Kazatomprom JSC, GDR (a)	23,217	1,359,578
		2,844,234
Kuwait — 0.1%
National Bank of Kuwait SAKP	361,611	1,238,428
Macau — 0.1%
Galaxy Entertainment Group Ltd.	71,000	353,746
MGM China Holdings Ltd.	204,800	392,281
		746,027
Malaysia — 0.4%
AMMB Holdings Bhd.	237,900	323,597
CIMB Group Holdings Bhd.	915,500	1,593,248
Frontken Corp. Bhd.	225,400	242,783
Gamuda Bhd.	323,200	388,167
IHH Healthcare Bhd.	206,600	406,777
Malayan Banking Bhd.	208,900	492,332
Press Metal Aluminium Holdings Bhd.	278,200	420,239
Public Bank Bhd.	785,400	790,676
Sunway Bhd.	399,600	515,124
Tenaga Nasional Bhd.	185,100	586,443
		5,759,386
Mexico — 2.2%
Arca Continental SAB de CV (b)	86,289	834,999
BBB Foods, Inc., Class A * (b)	23,380	638,742
Bolsa Mexicana de Valores SAB de CV	220,470	420,327
Cemex SAB de CV	2,110,680	2,140,389
Corp. Inmobiliaria Vesta SAB de CV	213,513	648,176
Fomento Economico Mexicano SAB de CV	148,975	1,403,509
Gentera SAB de CV	532,098	1,262,188
Grupo Aeroportuario del Pacifico SAB de CV, Class B	35,955	746,755
Grupo Aeroportuario del Sureste SAB de CV, Class B	65,727	1,988,738
Grupo Financiero Banorte SAB de CV, Class O	916,982	8,608,382
Grupo Mexico SAB de CV	294,203	2,538,616
Kimberly-Clark de Mexico SAB de CV, Class A	526,149	1,019,815
Regional SAB de CV	105,625	782,530
Southern Copper Corp.	2,977	413,208
Wal-Mart de Mexico SAB de CV	1,629,405	5,393,783
		28,840,157
Panama — 0.1%
Copa Holdings SA, Class A	15,764	1,973,810
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Peru — 0.4%
Credicorp Ltd.	20,260	5,287,860
Intercorp Financial Services, Inc.	6,968	299,833
		5,587,693
Philippines — 0.2%
Ayala Land, Inc.	822,100	277,701
Bank of the Philippine Islands	357,480	640,244
BDO Unibank, Inc.	254,984	578,426
International Container Terminal Services, Inc.	100,770	908,884
		2,405,255
Poland — 0.7%
Bank Polska Kasa Opieki SA	8,638	442,281
Benefit Systems SA *	976	827,872
Budimex SA	3,303	524,384
CCC SA * (b)	9,186	375,978
KGHM Polska Miedz SA *	21,960	1,151,871
KRUK SA	3,492	429,262
LPP SA	158	766,961
ORLEN SA	15,997	433,581
Powszechna Kasa Oszczednosci Bank Polski SA	79,606	1,632,183
Powszechny Zaklad Ubezpieczen SA	151,154	2,416,827
		9,001,200
Portugal — 0.2%
Jeronimo Martins SGPS SA	82,709	2,130,173
Qatar — 0.2%
Qatar Gas Transport Co. Ltd.	575,328	699,685
Qatar National Bank QPSC	365,226	1,857,536
		2,557,221
Russia — 0.0%
Gazprom PJSC, ADR ‡ *	12,780	—
Gazprom PJSC ‡ *	1,135,066	—
GMK Norilskiy Nickel PAO, ADR ‡ *	2,018	—
GMK Norilskiy Nickel PAO ‡ *	203,600	—
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ * (a)	12,378	—
Moscow Exchange MICEX-RTS PJSC ‡ *	571,670	—
Rosneft Oil Co. PJSC ‡ *	141,777	—
Sberbank of Russia PJSC ‡ *	629,236	—
Severstal PAO, GDR ‡ * (a)	98,048	—
VTB Bank PJSC ‡ *	33,690	—
X5 Retail Group NV, GDR ‡ * (a)	1,062	—
		—
INVESTMENTS	SHARES	VALUE($)

Saudi Arabia — 1.5%
Ades Holding Co.	92,998	420,255
Al Rajhi Bank	222,212	6,280,628
Aldrees Petroleum and Transport Services Co.	17,688	723,969
Arab National Bank	75,077	485,562
Arabian Centres Co. (a)	58,258	340,419
Elm Co.	4,521	1,143,715
Etihad Etisalat Co.	22,589	407,539
Riyad Bank	106,037	769,969
Riyadh Cables Group Co.	15,135	571,855
Saudi Arabian Oil Co. (a)	236,106	1,631,373
Saudi Awwal Bank	71,299	615,202
Saudi Ground Services Co.	50,146	593,073
Saudi National Bank (The)	338,259	3,599,264
United Electronics Co.	17,213	407,131
United International Transportation Co.	47,970	946,702
		18,936,656
Singapore — 0.2%
Grab Holdings Ltd., Class A *	76,181	457,848
Sea Ltd., ADR *	11,659	1,821,718
		2,279,566
South Africa — 2.4%
Absa Group Ltd.	156,495	1,748,657
Bid Corp. Ltd.	56,470	1,396,938
Bidvest Group Ltd.	78,386	1,017,176
Capitec Bank Holdings Ltd.	21,531	4,763,681
Clicks Group Ltd.	36,654	772,849
FirstRand Ltd.	477,372	2,265,558
Gold Fields Ltd.	98,965	3,815,706
Harmony Gold Mining Co. Ltd.	79,951	1,330,271
Kumba Iron Ore Ltd.	37,333	743,430
Momentum Group Ltd.	167,438	322,367
MTN Group Ltd.	95,716	956,252
Naspers Ltd., Class N	20,625	1,448,619
Nedbank Group Ltd.	87,250	1,188,462
Sanlam Ltd.	145,151	761,608
Sasol Ltd. *	316,054	1,977,417
Shoprite Holdings Ltd.	101,312	1,694,913
Sibanye Stillwater Ltd. *	283,887	753,351
Standard Bank Group Ltd.	157,984	2,323,131
Valterra Platinum Ltd.	12,544	775,837
Vodacom Group Ltd.	105,097	850,788
		30,907,011
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — 14.5%
BGF retail Co. Ltd.	11,560	839,949
BNK Financial Group, Inc.	61,135	591,833
Coupang, Inc. *	64,723	2,069,194
Coway Co. Ltd.	5,072	317,151
Daeduck Electronics Co. Ltd.	14,561	385,842
DB Insurance Co. Ltd.	26,947	2,395,149
Eugene Technology Co. Ltd.	25,345	1,680,383
Hana Financial Group, Inc.	67,255	4,029,151
Hanmi Pharm Co. Ltd.	1,812	539,257
Hansol Chemical Co. Ltd.	2,593	421,377
Hanwha Aerospace Co. Ltd.	5,335	3,659,408
Hanwha Ocean Co. Ltd. *	7,880	761,037
Hanwha Vision Co. Ltd. *	16,230	571,110
HD Hyundai Electric Co. Ltd.	3,849	2,338,446
HD Hyundai Heavy Industries Co. Ltd.	928	390,805
HD Hyundai Marine Solution Co. Ltd.	9,334	1,574,326
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,079	1,023,400
HDC Hyundai Development Co-Engineering & Construction, Class E	27,135	366,534
HMM Co. Ltd.	23,416	337,161
Hugel, Inc. *	5,573	1,022,572
Hyundai Engineering & Construction Co. Ltd.	8,646	424,801
Hyundai Glovis Co. Ltd.	12,682	1,676,105
Hyundai Mobis Co. Ltd.	7,853	1,736,592
Hyundai Motor Co.	12,885	2,612,942
Hyundai Steel Co.	20,053	463,285
JB Financial Group Co. Ltd.	33,217	522,961
JYP Entertainment Corp.	3,655	207,233
Kakao Corp.	6,766	308,359
Kangwon Land, Inc.	22,850	270,524
KB Financial Group, Inc.	30,146	2,460,926
Kia Corp.	93,508	7,843,322
KIWOOM Securities Co. Ltd.	4,259	884,650
Kolmar Korea Co. Ltd. *	5,113	275,991
Korea Aerospace Industries Ltd.	26,972	1,954,176
Korea Electric Power Corp.	47,714	1,428,273
Korea Investment Holdings Co. Ltd.	16,754	2,136,067
Korean Air Lines Co. Ltd.	33,658	522,313
Krafton, Inc. *	1,453	281,225
KT Corp.	19,763	680,748
Kumho Petrochemical Co. Ltd.	4,526	367,895
LG Chem Ltd.	14,246	3,962,500
LG Energy Solution Ltd. *	2,217	733,932
LG Uplus Corp.	29,292	313,325
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
LigaChem Biosciences, Inc. *	5,775	592,195
NAVER Corp.	13,958	2,615,955
NongShim Co. Ltd.	1,378	421,351
Park Systems Corp.	1,876	319,561
POSCO Holdings, Inc.	2,105	457,826
PSK, Inc.	10,213	269,154
Samsung Biologics Co. Ltd. * (a)	2,861	2,445,993
Samsung C&T Corp.	17,864	2,827,000
Samsung Electro-Mechanics Co. Ltd.	15,697	2,690,790
Samsung Electronics Co. Ltd.	805,007	60,597,884
Samsung Fire & Marine Insurance Co. Ltd.	11,940	3,695,484
Samsung Heavy Industries Co. Ltd. *	96,872	2,009,172
Samsung SDI Co. Ltd.	6,856	1,544,804
Samsung Securities Co. Ltd.	6,729	364,185
SHIFT UP Corp. *	7,511	201,812
Shinhan Financial Group Co. Ltd.	105,235	5,405,136
SK hynix, Inc.	87,568	34,072,140
SK Square Co. Ltd. *	2,499	453,608
SK, Inc.	12,019	2,087,134
SM Entertainment Co. Ltd.	12,190	1,021,168
S-Oil Corp. *	31,623	1,591,717
SOLUM Co. Ltd. *	24,014	301,164
SOOP Co. Ltd.	9,697	493,704
Soulbrain Co. Ltd.	1,739	343,938
Sung Kwang Bend Co. Ltd.	14,138	311,869
Tokai Carbon Korea Co. Ltd.	6,569	762,805
VT Co. Ltd. *	8,748	153,080
YC Corp. *	40,081	407,307
		185,840,166
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	357,186	7,195,900
Taiwan — 21.4%
Accton Technology Corp.	140,113	4,872,669
All Ring Tech Co. Ltd.	61,000	727,003
Arcadyan Technology Corp.	42,000	274,476
ASE Technology Holding Co. Ltd.	1,080,258	8,642,886
ASPEED Technology, Inc.	8,040	1,425,839
Bizlink Holding, Inc.	37,000	1,663,088
Cathay Financial Holding Co. Ltd.	1,634,124	3,391,284
China Airlines Ltd.	440,092	285,315
China Steel Corp.	2,363,276	1,426,011
Compeq Manufacturing Co. Ltd.	137,000	387,196
CTBC Financial Holding Co. Ltd.	1,931,831	2,623,587
Delta Electronics, Inc.	409,357	13,166,506
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
E.Sun Financial Holding Co. Ltd.	3,131,505	3,024,864
Elite Material Co. Ltd.	59,265	2,603,849
Eva Airways Corp.	233,650	274,274
Formosa Chemicals & Fibre Corp.	582,000	550,714
Fortune Electric Co. Ltd.	66,400	1,535,197
Fubon Financial Holding Co. Ltd.	297,000	878,992
Global PMX Co. Ltd.	96,000	443,863
Globalwafers Co. Ltd.	74,000	1,216,632
Gold Circuit Electronics Ltd.	91,000	1,366,289
Hon Hai Precision Industry Co. Ltd.	1,027,968	8,550,006
Jentech Precision Industrial Co. Ltd.	13,519	926,948
KGI Financial Holding Co. Ltd.	35,186	18,150
King Slide Works Co. Ltd.	16,000	2,122,590
King Yuan Electronics Co. Ltd.	72,000	504,823
Largan Precision Co. Ltd.	36,519	2,621,122
Lotes Co. Ltd.	36,000	1,605,086
Marketech International Corp.	46,000	365,848
MediaTek, Inc.	122,816	5,208,559
Mega Financial Holding Co. Ltd.	1,384,000	1,819,538
MPI Corp.	44,000	2,983,415
Nan Ya Printed Circuit Board Corp.	63,000	590,498
Nanya Technology Corp. *	132,000	563,705
Nien Made Enterprise Co. Ltd.	79,512	952,540
Parade Technologies Ltd.	31,000	682,999
Poya International Co. Ltd.	66,720	986,037
President Chain Store Corp.	186,035	1,440,652
Quanta Computer, Inc.	501,248	4,861,218
Realtek Semiconductor Corp.	351,078	5,862,535
Shiny Chemical Industrial Co. Ltd.	132,000	624,878
Sunonwealth Electric Machine Industry Co. Ltd.	79,000	385,598
Taiwan Mobile Co. Ltd.	406,081	1,445,184
Taiwan Semiconductor Manufacturing Co. Ltd.	3,265,820	157,934,029
Tripod Technology Corp.	38,000	420,249
Uni-President Enterprises Corp.	797,035	2,036,362
Universal Microwave Technology, Inc.	61,000	869,576
Vanguard International Semiconductor Corp.	312,060	976,896
Wistron Corp.	910,074	4,410,512
Wiwynn Corp.	59,343	8,368,528
Wowprime Corp.	47,000	329,479
Yuanta Financial Holding Co. Ltd.	1,907,302	2,135,502
Zhen Ding Technology Holding Ltd.	291,000	1,536,631
		274,920,227
INVESTMENTS	SHARES	VALUE($)

Thailand — 0.7%
Advanced Info Service PCL, NVDR	59,400	554,864
Airports of Thailand PCL, NVDR	374,500	477,628
Bumrungrad Hospital PCL, NVDR	101,500	538,757
Central Pattana PCL, NVDR	262,900	436,005
CP ALL PCL	353,400	502,749
Delta Electronics Thailand PCL, NVDR	205,800	1,376,557
Gulf Development PCL, NVDR *	403,200	550,728
Krung Thai Bank PCL, NVDR	1,231,100	1,036,601
Minor International PCL, NVDR	276,800	196,833
PTT PCL, NVDR	788,800	750,155
SCB X PCL	564,900	2,288,601
		8,709,478
Turkey — 0.8%
Akbank TAS	844,459	1,219,303
Aselsan Elektronik Sanayi ve Ticaret A/S	151,494	732,404
BIM Birlesik Magazalar A/S	162,442	2,080,232
Ford Otomotiv Sanayi A/S	471,122	1,110,811
Turk Hava Yollari AO	185,195	1,282,412
Turkiye Garanti Bankasi A/S	474,312	1,514,911
Turkiye Petrol Rafinerileri A/S	215,172	1,010,027
Turkiye Sigorta A/S	2,042,464	599,811
Yapi ve Kredi Bankasi A/S *	375,746	299,750
		9,849,661
United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	142,261	558,133
Abu Dhabi Islamic Bank PJSC	228,549	1,313,272
ADNOC Drilling Co. PJSC	355,478	540,047
ADNOC Logistics & Services	331,773	518,253
Aldar Properties PJSC	609,789	1,494,055
Dubai Islamic Bank PJSC	632,535	1,636,251
Emaar Development PJSC	181,483	737,195
Emaar Properties PJSC	1,006,959	3,896,573
Emirates Integrated Telecommunications Co. PJSC	247,177	635,280
Emirates NBD Bank PJSC	155,156	1,187,025
Parkin Co. PJSC	311,114	469,261
		12,985,345
United Kingdom — 0.1%
Metlen Energy & Metals plc *	35,811	1,822,404
United States — 0.5%
EPAM Systems, Inc. *	5,821	951,966
ExlService Holdings, Inc. *	44,406	1,736,275
Freshworks, Inc., Class A *	15,915	176,657
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Genpact Ltd.	51,436	1,962,283
Kolon TissueGene, Inc., Receipts *	7,886	247,432
Monolithic Power Systems, Inc.	996	1,000,980
		6,075,593
Vietnam — 0.1%
FPT Corp.	80,500	317,626
Hoa Phat Group JSC *	249,500	253,422
Mobile World Investment Corp.	107,100	335,796
		906,844
Total Common Stocks (Cost $913,824,498)		1,262,048,462
Short-Term Investments — 2.0%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (c) (d) (Cost $24,901,111)	24,888,727	24,898,682
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $1,509,398)	1,509,398	1,509,398
Total Short-Term Investments (Cost $26,410,509)		26,408,080
Total Investments — 100.2% (Cost $940,235,007)		1,288,456,542
Liabilities in Excess of Other Assets — (0.2)%		(2,993,600)
NET ASSETS — 100.0%		1,285,462,942

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $1,422,161.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	18.2%
Banks	16.0
Technology Hardware, Storage & Peripherals	6.9
Interactive Media & Services	6.7
Broadline Retail	4.5
Insurance	3.7
Electronic Equipment, Instruments & Components	3.7
Oil, Gas & Consumable Fuels	2.7
Electrical Equipment	2.2
Automobiles	2.1
Machinery	2.1
Capital Markets	2.0
Metals & Mining	2.0
Hotels, Restaurants & Leisure	1.9
IT Services	1.5
Entertainment	1.5
Consumer Staples Distribution & Retail	1.4
Consumer Finance	1.4
Automobile Components	1.1
Household Durables	1.1
Chemicals	1.1
Others (each less than 1.0%)	14.2
Short-Term Investments	2.0
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.6%
Brazil — 0.6%
B3 SA - Brasil Bolsa Balcao	19,918	46,945
Canada — 0.8%
TC Energy Corp.	1,243	62,374
China — 3.1%
Tencent Holdings Ltd.	2,300	186,824
Yum China Holdings, Inc.	1,334	57,709
		244,533
Finland — 1.1%
Nordea Bank Abp	5,077	86,851
France — 3.9%
Cie Generale des Etablissements Michelin SCA	1,384	44,212
Engie SA	2,707	63,379
LVMH Moet Hennessy Louis Vuitton SE	114	80,578
Safran SA	354	125,783
		313,952
Germany — 4.5%
Allianz SE (Registered)	124	49,829
E.ON SE	3,036	56,489
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	248	153,436
Siemens AG (Registered)	368	104,290
		364,044
Hong Kong — 0.8%
Hong Kong Exchanges & Clearing Ltd.	1,200	65,403
Indonesia — 0.5%
Bank Central Asia Tbk. PT	79,700	40,806
Italy — 0.7%
Ryanair Holdings plc	1,937	58,644
Japan — 4.8%
Hitachi Ltd.	1,200	40,991
Japan Exchange Group, Inc.	6,000	66,907
Mitsubishi UFJ Financial Group, Inc.	6,500	98,184
Shin-Etsu Chemical Co. Ltd.	1,000	30,059
Sony Group Corp.	3,800	105,828
Suzuki Motor Corp.	3,000	44,787
		386,756
Netherlands — 2.6%
ASML Holding NV	151	159,654
NXP Semiconductors NV	235	49,143
		208,797
INVESTMENTS	SHARES	VALUE($)

Singapore — 2.5%
DBS Group Holdings Ltd.	2,900	120,067
Singapore Exchange Ltd.	6,400	83,044
		203,111
Sweden — 1.4%
Volvo AB, Class B	4,102	112,375
Taiwan — 5.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	121	36,352
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	435,237
		471,589
United Kingdom — 4.4%
AstraZeneca plc	746	123,052
NatWest Group plc	7,757	59,717
RELX plc	3,927	173,559
		356,328
United States — 61.0%
3M Co.	586	97,569
Abbott Laboratories	480	59,338
AbbVie, Inc.	610	133,004
Accenture plc, Class A	194	48,519
American Tower Corp., REIT	207	37,049
Analog Devices, Inc.	635	148,673
Apple, Inc.	507	137,078
AT&T, Inc.	1,738	43,015
Baker Hughes Co., Class A	2,728	132,062
Bank of America Corp.	3,177	169,811
Bristol-Myers Squibb Co.	1,390	64,037
Broadcom, Inc.	587	216,973
CME Group, Inc.	422	112,037
CMS Energy Corp.	791	58,178
Coca-Cola Co. (The)	1,068	73,585
Eaton Corp. plc	239	91,193
Emerson Electric Co.	741	103,421
Expedia Group, Inc.	251	55,220
Exxon Mobil Corp.	1,009	115,389
Fidelity National Information Services, Inc.	2,852	178,307
Johnson & Johnson	1,008	190,381
Lowe's Cos., Inc.	564	134,305
Marsh & McLennan Cos., Inc.	395	70,369
McDonald's Corp.	662	197,561
Medtronic plc	760	68,932
Merck & Co., Inc.	528	45,397
Meta Platforms, Inc., Class A	91	59,000
Microsoft Corp.	1,109	574,251
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Mondelez International, Inc., Class A	1,094	62,861
Morgan Stanley	968	158,752
NextEra Energy, Inc.	1,612	131,217
Omnicom Group, Inc.	835	62,642
Oracle Corp.	247	64,865
PACCAR, Inc.	421	41,426
Procter & Gamble Co. (The)	530	79,696
Regions Financial Corp.	1,589	38,454
Shell plc	3,131	117,379
Southern Co. (The)	2,013	189,303
Trane Technologies plc	303	135,941
US Bancorp	947	44,206
Walt Disney Co. (The)	1,858	209,248
Wells Fargo & Co.	580	50,443
Yum! Brands, Inc.	623	86,105
		4,887,192
Total Common Stocks (Cost $7,189,854)		7,909,700
Total Investments — 98.6% (Cost $7,189,854)		7,909,700
Other Assets in Excess of Liabilities — 1.4%		109,350
NET ASSETS — 100.0%		8,019,050

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	13.2%
Banks	9.0
Software	8.1
Capital Markets	6.7
Pharmaceuticals	5.3
Hotels, Restaurants & Leisure	5.0
Electric Utilities	4.1
Oil, Gas & Consumable Fuels	3.7
Insurance	3.5
Interactive Media & Services	3.1
Industrial Conglomerates	3.1
Entertainment	2.6
Electrical Equipment	2.5
Financial Services	2.3
Multi-Utilities	2.3
Professional Services	2.2
Machinery	1.9
Technology Hardware, Storage & Peripherals	1.7
Building Products	1.7
Specialty Retail	1.7
Biotechnology	1.7
Energy Equipment & Services	1.7
Health Care Equipment & Supplies	1.6
Aerospace & Defense	1.6
Household Durables	1.3
Textiles, Apparel & Luxury Goods	1.0
Household Products	1.0
Others (each less than 1.0%)	6.4
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Aerospace & Defense — 3.1%
Howmet Aerospace, Inc.	2,338	481,511
Northrop Grumman Corp.	684	399,080
RTX Corp.	2,633	469,990
Textron, Inc.	1,550	125,256
		1,475,837
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	1,577	152,054
Automobile Components — 0.1%
Aptiv plc *	858	69,584
Automobiles — 1.8%
Tesla, Inc. *	1,911	872,486
Banks — 4.1%
Bank of America Corp.	11,814	631,458
First Citizens BancShares, Inc., Class A	75	136,862
Wells Fargo & Co.	13,535	1,177,139
		1,945,459
Beverages — 0.8%
Coca-Cola Co. (The)	2,813	193,816
PepsiCo, Inc.	1,422	207,740
		401,556
Biotechnology — 2.3%
AbbVie, Inc.	3,021	658,699
Regeneron Pharmaceuticals, Inc.	436	284,184
Vertex Pharmaceuticals, Inc. *	398	169,377
		1,112,260
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	9,037	2,207,016
Building Products — 0.9%
Trane Technologies plc	998	447,753
Capital Markets — 3.6%
Ameriprise Financial, Inc.	724	327,806
Blackstone, Inc.	1,408	206,469
Charles Schwab Corp. (The)	3,818	360,877
CME Group, Inc.	1,109	294,428
Morgan Stanley	2,056	337,184
State Street Corp.	1,433	165,741
		1,692,505
Chemicals — 0.8%
Axalta Coating Systems Ltd. *	5,877	167,318
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
DuPont de Nemours, Inc.	1,880	153,502
Linde plc	116	48,523
		369,343
Communications Equipment — 0.4%
Arista Networks, Inc. *	695	109,595
Motorola Solutions, Inc.	181	73,614
		183,209
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	197	120,781
Consumer Finance — 1.3%
American Express Co.	1,652	595,926
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc. *	1,726	152,337
Costco Wholesale Corp.	150	136,717
Performance Food Group Co. *	2,336	225,985
Walmart, Inc.	1,977	200,033
		715,072
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	9,983	247,079
Electric Utilities — 2.0%
Entergy Corp.	2,660	255,600
NextEra Energy, Inc.	3,992	324,949
Southern Co. (The)	4,109	386,410
		966,959
Electrical Equipment — 0.7%
Eaton Corp. plc	824	314,405
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	2,342	326,334
Entertainment — 1.4%
Netflix, Inc. *	172	192,444
Spotify Technology SA *	199	130,409
Walt Disney Co. (The)	3,170	357,005
		679,858
Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B *	758	361,975
Corpay, Inc. *	359	93,466
Fidelity National Information Services, Inc.	2,126	132,917
Mastercard, Inc., Class A (a)	1,545	852,825
		1,441,183
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — 0.7%
Mondelez International, Inc., Class A	5,871	337,348
Ground Transportation — 1.0%
CSX Corp.	13,173	474,491
Health Care Equipment & Supplies — 1.9%
Edwards Lifesciences Corp. *	2,146	176,938
Medtronic plc	3,431	311,192
Stryker Corp.	1,127	401,482
		889,612
Health Care Providers & Services — 1.3%
Cigna Group (The)	716	174,997
UnitedHealth Group, Inc.	1,269	433,440
		608,437
Health Care REITs — 0.3%
Ventas, Inc.	2,174	160,419
Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill, Inc., Class A *	3,890	123,274
Hilton Worldwide Holdings, Inc.	969	248,994
McDonald's Corp.	1,253	373,933
		746,201
Household Products — 0.3%
Procter & Gamble Co. (The)	862	129,619
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	260	48,958
Industrial Conglomerates — 0.8%
3M Co.	2,157	359,140
Industrial REITs — 0.6%
Prologis, Inc.	2,205	273,618
Insurance — 1.4%
Arthur J Gallagher & Co.	540	134,725
MetLife, Inc.	2,493	198,991
Progressive Corp. (The)	1,658	341,548
		675,264
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A (a)	7,357	2,068,715
Meta Platforms, Inc., Class A (a)	2,300	1,491,205
		3,559,920
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	2,630	191,674
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	727	412,493
INVESTMENTS	SHARES	VALUE($)

Machinery — 1.1%
Deere & Co.	551	254,358
Dover Corp.	1,476	267,835
		522,193
Media — 0.6%
Comcast Corp., Class A	9,568	266,325
Multi-Utilities — 0.5%
CMS Energy Corp.	3,573	262,794
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	3,750	333,225
EOG Resources, Inc.	3,199	338,582
Exxon Mobil Corp.	6,199	708,918
		1,380,725
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	8,253	380,216
Elanco Animal Health, Inc. *	6,875	152,281
Eli Lilly & Co.	641	553,093
Johnson & Johnson	729	137,686
		1,223,276
Professional Services — 0.4%
Leidos Holdings, Inc.	929	176,947
Semiconductors & Semiconductor Equipment — 15.5%
Advanced Micro Devices, Inc. *	600	153,672
Analog Devices, Inc.	859	201,118
ASML Holding NV (Registered), NYRS (Netherlands)	162	171,595
Broadcom, Inc. (a)	3,574	1,321,058
Lam Research Corp.	2,099	330,508
Micron Technology, Inc.	2,380	532,573
NVIDIA Corp. (a)	21,468	4,347,055
NXP Semiconductors NV (Netherlands)	1,456	304,479
		7,362,058
Software — 11.4%
AppLovin Corp., Class A *	116	73,930
Autodesk, Inc. *	357	107,578
Cadence Design Systems, Inc. *	338	114,477
Intuit, Inc.	540	360,477
Microsoft Corp. (a)	7,154	3,704,414
Oracle Corp.	869	228,208
Palantir Technologies, Inc., Class A *	821	164,586
Salesforce, Inc.	1,618	421,344
ServiceNow, Inc. *	289	265,672
		5,440,686
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	1,586	270,270
Specialty Retail — 2.1%
AutoZone, Inc. *	71	260,885
Lowe's Cos., Inc.	2,045	486,976
TJX Cos., Inc. (The)	1,844	258,418
		1,006,279
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. (a)	12,015	3,248,496
Hewlett Packard Enterprise Co.	9,537	232,893
Seagate Technology Holdings plc	1,303	333,412
		3,814,801
Tobacco — 1.1%
Philip Morris International, Inc.	3,515	507,320
Total Common Stocks (Cost $45,299,751)		47,437,527
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (b) (c) (Cost $764,872)	764,872	764,872
Total Investments — 101.4% (Cost $46,064,623)		48,202,399
Liabilities in Excess of Other Assets — (1.4)%		(644,512)
NET ASSETS — 100.0%		47,557,887

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $6,003,771.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.

Written Call Options Contracts as of October 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	174	USD 11,867,844	USD 672.00	11/07/2025	(216,282)
SPDR S&P 500 ETF Trust	Exchange-Traded	174	USD 11,867,844	USD 681.00	11/14/2025	(148,596)
SPDR S&P 500 ETF Trust	Exchange-Traded	174	USD 11,867,844	USD 686.00	11/21/2025	(142,506)
SPDR S&P 500 ETF Trust	Exchange-Traded	174	USD 11,867,844	USD 688.00	11/28/2025	(152,250)
						(659,634)
Total Written Options Contracts (Premiums Received $ (339,670))						(659,634)

Abbreviations
ETF	Exchange Traded Fund
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Exchange-Traded Funds — 66.0%
United States — 66.0%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	231,052	10,800,526
JPMorgan Equity Premium Income ETF (a)	24,830	1,412,330
JPMorgan Income ETF (a)	12,837	595,765
JPMorgan Nasdaq Equity Premium Income ETF (a)	127,514	7,536,077
Total Exchange-Traded Funds (Cost $20,183,082)		20,344,698
Common Stocks — 29.7%
Australia — 0.5%
AGL Energy Ltd.	2,550	15,447
Atlas Arteria Ltd.	1,211	3,847
Bendigo & Adelaide Bank Ltd.	660	5,460
BHP Group Ltd.	255	7,270
Dexus, REIT	430	2,050
Endeavour Group Ltd.	1,253	2,998
Fortescue Ltd.	207	2,879
Glencore plc	1,309	6,271
Insignia Financial Ltd. *	1,198	3,551
JB Hi-Fi Ltd.	24	1,642
Magellan Financial Group Ltd.	264	1,659
Metcash Ltd.	2,555	6,364
New Hope Corp. Ltd.	1,456	3,952
Region Group, REIT	1,118	1,786
Rio Tinto Ltd.	242	21,012
Rio Tinto plc	624	44,984
Sonic Healthcare Ltd.	725	10,034
Woodside Energy Group Ltd.	740	11,992
Woolworths Group Ltd.	531	9,865
Yancoal Australia Ltd.	635	2,310
		165,373
Austria — 0.1%
ANDRITZ AG	46	3,478
BAWAG Group AG (b)	26	3,360
Erste Group Bank AG	60	6,216
OMV AG	259	14,179
Strabag SE	20	1,565
		28,798
Belgium — 0.1%
Ageas SA	62	4,103
KBC Group NV	32	3,850
Proximus SADP	545	4,682
Umicore SA	215	4,094
		16,729
INVESTMENTS	SHARES	VALUE($)

Canada — 1.8%
Agnico Eagle Mines Ltd.	73	11,741
Bank of Nova Scotia (The)	526	34,499
Barrick Mining Corp.	800	26,261
BCE, Inc.	1,256	28,710
Canadian Natural Resources Ltd.	914	29,241
Canadian Tire Corp. Ltd., Class A	59	6,766
Enbridge, Inc.	682	31,801
Fortis, Inc.	647	32,522
Great-West Lifeco, Inc.	824	34,933
Hydro One Ltd. (b)	76	2,803
Magna International, Inc.	723	34,156
Nutrien Ltd.	562	30,609
Pembina Pipeline Corp.	785	29,698
Power Corp. of Canada	795	37,240
Restaurant Brands International, Inc.	458	30,082
Suncor Energy, Inc.	774	30,821
TC Energy Corp.	955	47,922
TELUS Corp.	1,864	27,258
Tourmaline Oil Corp.	617	27,138
Whitecap Resources, Inc.	457	3,402
		537,603
China — 0.0% ^
Lenovo Group Ltd.	4,000	5,835
Wilmar International Ltd.	1,100	2,644
		8,479
Denmark — 0.2%
Carlsberg A/S, Class B	35	4,115
Danske Bank A/S	885	39,553
Novo Nordisk A/S, Class B	173	8,517
Sydbank A/S	42	3,586
		55,771
Finland — 0.4%
Fortum OYJ	497	11,083
Kemira OYJ	179	3,940
Kone OYJ, Class B	105	7,015
Konecranes OYJ	63	6,219
Mandatum OYJ	357	2,561
Nordea Bank Abp	3,890	66,545
Orion OYJ, Class B	231	16,131
UPM-Kymmene OYJ	192	5,152
Valmet OYJ	136	4,425
Wartsila OYJ Abp	429	14,036
		137,107
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — 1.3%
Airbus SE	26	6,411
Amundi SA (b)	37	2,743
Arkema SA	53	3,146
AXA SA	216	9,372
Ayvens SA (b)	195	2,602
Bouygues SA	98	4,424
Capgemini SE	65	10,000
Carrefour SA	923	13,901
Cie Generale des Etablissements Michelin SCA	519	16,580
Coface SA	163	2,871
Covivio SA, REIT	117	7,506
Danone SA	159	14,042
Eiffage SA	32	3,938
Engie SA	2,884	67,523
Gaztransport Et Technigaz SA	23	4,555
Klepierre SA, REIT	819	31,299
LVMH Moet Hennessy Louis Vuitton SE	48	33,927
Orange SA	1,061	16,972
Pernod Ricard SA	45	4,407
Rubis SCA	130	4,721
Safran SA	228	81,013
TotalEnergies SE	226	14,110
Unibail-Rodamco-Westfield, REIT	38	3,929
Vallourec SACA	158	2,946
Vinci SA	254	33,964
		396,902
Germany — 1.0%
Allianz SE (Registered)	112	45,006
BASF SE	230	11,349
Bayerische Motoren Werke AG	24	2,238
Bilfinger SE	51	5,502
Commerzbank AG	154	5,615
Continental AG	70	5,349
Deutsche Telekom AG (Registered)	398	12,328
E.ON SE	1,901	35,371
Evonik Industries AG	326	5,463
Freenet AG	143	4,447
HOCHTIEF AG	15	4,306
Mercedes-Benz Group AG	312	20,244
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	115	71,150
RWE AG	129	6,351
SAP SE	47	12,223
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Siemens AG (Registered)	171	48,461
Vonovia SE	308	9,257
		304,660
Guatemala — 0.0% ^
Millicom International Cellular SA	110	5,182
Hong Kong — 0.2%
Cathay Pacific Airways Ltd.	2,000	2,847
Hang Lung Properties Ltd.	7,000	7,795
Henderson Land Development Co. Ltd.	1,000	3,518
Hysan Development Co. Ltd.	1,000	2,072
Man Wah Holdings Ltd.	2,800	1,709
Orient Overseas International Ltd.	500	8,653
PCCW Ltd.	2,000	1,429
Power Assets Holdings Ltd.	2,000	12,705
Prudential plc	482	6,704
United Energy Group Ltd.	30,000	1,914
VTech Holdings Ltd.	400	3,262
Yue Yuen Industrial Holdings Ltd.	3,500	6,419
		59,027
Ireland — 0.0% ^
AIB Group plc	556	5,124
Bank of Ireland Group plc	252	4,126
Cairn Homes plc	1,655	3,678
		12,928
Israel — 0.0% ^
Delek Group Ltd.	26	6,836
Plus500 Ltd.	64	2,663
		9,499
Italy — 0.7%
Azimut Holding SpA	99	3,874
Banca Generali SpA	56	3,172
Banca Mediolanum SpA	823	16,546
Banca Monte dei Paschi di Siena SpA	714	6,262
Banco BPM SpA	317	4,618
BFF Bank SpA * (b)	243	2,933
BPER Banca SpA	446	5,344
Enel SpA	3,698	37,408
Eni SpA	1,549	28,563
FinecoBank Banca Fineco SpA	147	3,363
Generali	157	6,044
Intesa Sanpaolo SpA	6,293	40,561
Maire SpA	345	5,238
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Poste Italiane SpA (b)	178	4,292
Ryanair Holdings plc	783	23,706
Snam SpA	676	4,169
Technogym SpA (b)	292	5,289
UniCredit SpA	159	11,773
Unipol Assicurazioni SpA	201	4,401
		217,556
Ivory Coast — 0.0% ^
Endeavour Mining plc	158	6,395
Japan — 1.6%
Activia Properties, Inc., REIT	3	2,745
AEON REIT Investment Corp., REIT	4	3,387
Aozora Bank Ltd.	1,000	14,318
Astellas Pharma, Inc.	200	2,094
Canon, Inc.	500	14,359
Chubu Electric Power Co., Inc.	300	4,172
Chugoku Electric Power Co., Inc. (The)	1,000	5,563
Cosmo Energy Holdings Co. Ltd.	200	4,567
Dai Nippon Printing Co. Ltd.	600	10,014
Dai-ichi Life Holdings, Inc.	800	5,615
Electric Power Development Co. Ltd.	700	13,304
ENEOS Holdings, Inc.	500	3,154
FANUC Corp.	400	13,349
Frontier Real Estate Investment Corp., REIT	4	2,350
Hitachi Ltd.	600	20,495
Idemitsu Kosan Co. Ltd.	2,000	13,908
Industrial & Infrastructure Fund Investment Corp., REIT	5	4,646
Inpex Corp.	300	5,536
Isuzu Motors Ltd.	100	1,227
Japan Exchange Group, Inc.	1,200	13,381
Japan Metropolitan Fund Invest, REIT	22	17,019
Japan Post Holdings Co. Ltd.	700	6,560
Japan Tobacco, Inc.	300	10,450
Kansai Electric Power Co., Inc. (The)	300	4,680
KDX Realty Investment Corp., REIT	5	5,536
Kirin Holdings Co. Ltd.	600	8,438
Kobe Steel Ltd.	600	7,062
Kyushu Electric Power Co., Inc.	300	2,944
Kyushu Railway Co.	600	15,216
Lixil Corp.	300	3,325
Mazda Motor Corp.	300	2,067
Mitsubishi Chemical Group Corp.	1,300	6,791
Mitsubishi UFJ Financial Group, Inc.	2,400	36,253
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Nippon Building Fund, Inc., REIT	1	923
Nippon Shokubai Co. Ltd.	200	2,317
Nippon Steel Corp.	4,000	16,488
Nomura Holdings, Inc.	700	4,995
Ono Pharmaceutical Co. Ltd.	100	1,220
Pola Orbis Holdings, Inc.	200	1,723
Sekisui House REIT, Inc., REIT	8	4,117
Shin-Etsu Chemical Co. Ltd.	400	12,024
SoftBank Corp.	16,700	23,731
Sony Group Corp.	2,000	55,699
Sumitomo Rubber Industries Ltd.	200	2,342
Suzuki Motor Corp.	1,500	22,393
Takeda Pharmaceutical Co. Ltd.	600	16,192
Tokio Marine Holdings, Inc.	400	14,917
Toyo Tire Corp.	200	5,466
United Urban Investment Corp., REIT	9	10,892
		479,964
Luxembourg — 0.0% ^
ArcelorMittal SA	127	4,848
Netherlands — 0.7%
ABN AMRO Bank NV, CVA (b)	143	4,273
ASML Holding NV	103	108,903
ASR Nederland NV	63	4,204
BE Semiconductor Industries NV	86	14,663
ING Groep NV	331	8,265
Koninklijke Ahold Delhaize NV	199	8,145
Koninklijke BAM Groep NV	669	6,210
Koninklijke Heijmans N.V., CVA	90	6,376
Koninklijke KPN NV	5,413	25,048
NN Group NV	71	4,859
NXP Semiconductors NV	85	17,775
OCI NV	575	2,256
Randstad NV	99	3,880
SBM Offshore NV	231	5,973
		220,830
New Zealand — 0.0% ^
Spark New Zealand Ltd.	2,964	4,155
Norway — 0.4%
Aker BP ASA	376	9,745
Aker Solutions ASA	1,162	3,193
DNB Bank ASA	177	4,518
DOF Group ASA	433	3,882
Equinor ASA	1,236	29,604
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Gjensidige Forsikring ASA	98	2,637
Norsk Hydro ASA	906	6,125
Orkla ASA	488	4,956
Salmar ASA	88	4,941
Telenor ASA	1,885	28,033
Var Energi ASA	1,456	4,892
Vend Marketplaces ASA, Class B	131	4,514
		107,040
Peru — 0.0% ^
Credicorp Ltd.	34	8,874
Poland — 0.0% ^
Santander Bank Polska SA	16	2,107
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	3,724	3,287
NOS SGPS SA	934	4,047
		7,334
Singapore — 0.3%
CapitaLand Ascendas, REIT	3,200	6,928
DBS Group Holdings Ltd.	1,400	57,964
Singapore Telecommunications Ltd.	6,300	20,563
Venture Corp. Ltd.	400	4,578
		90,033
South Korea — 0.1%
Cheil Worldwide, Inc.	63	899
Hana Financial Group, Inc.	72	4,314
Kia Corp.	63	5,284
KT&G Corp.	46	4,329
Woori Financial Group, Inc.	147	2,617
		17,443
Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	78	6,405
Banco Bilbao Vizcaya Argentaria SA	654	13,176
Banco de Sabadell SA	867	3,250
Banco Santander SA	1,524	15,530
Bankinter SA	155	2,336
CaixaBank SA	669	7,071
Enagas SA	72	1,142
Endesa SA	1,168	41,856
Iberdrola SA	240	4,864
Logista Integral SA	128	4,266
Mapfre SA	727	3,211
Naturgy Energy Group SA	132	3,998
INVESTMENTS	SHARES	VALUE($)

Spain — continued
Repsol SA	286	5,248
Unicaja Banco SA (b)	934	2,522
		114,875
Sweden — 0.5%
Betsson AB, Class B	252	3,927
Loomis AB	102	4,109
NCC AB, Class B	211	4,810
SKF AB, Class B	156	3,999
SSAB AB, Class B	1,055	6,533
Svenska Handelsbanken AB, Class A	351	4,580
Swedbank AB, Class A	141	4,281
Tele2 AB, Class B	2,200	34,949
Telia Co. AB	1,437	5,657
Volvo AB, Class B	2,980	81,637
		154,482
Switzerland — 0.1%
ABB Ltd. (Registered)	166	12,341
Adecco Group AG (Registered)	206	5,744
Cembra Money Bank AG	25	2,859
Temenos AG (Registered)	62	5,854
UBS Group AG (Registered)	139	5,319
Zurich Insurance Group AG	13	9,041
		41,158
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	145,079
United Kingdom — 1.7%
Admiral Group plc	94	4,047
AstraZeneca plc	418	68,949
Aviva plc	579	5,089
Balfour Beatty plc	723	6,390
Barclays plc	1,552	8,324
Barratt Redrow plc	3,512	17,379
Beazley plc	251	3,071
British American Tobacco plc	644	32,983
British Land Co. plc (The), REIT	1,975	9,864
Centrica plc	2,810	6,623
Diageo plc	303	6,970
Drax Group plc	584	5,535
Dunelm Group plc	262	3,848
HSBC Holdings plc	1,506	21,083
IG Group Holdings plc	108	1,581
Imperial Brands plc	46	1,828
International Consolidated Airlines Group SA	947	5,206
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Investec plc	431	3,245
ITV plc	3,698	3,385
J Sainsbury plc	1,475	6,619
JET2 plc	4	70
Johnson Matthey plc	219	6,133
Lancashire Holdings Ltd.	398	3,495
Land Securities Group plc, REIT	1,090	8,908
Lloyds Banking Group plc	7,732	9,066
M&G plc	1,734	6,003
Man Group plc	998	2,757
Mitie Group plc	2,679	5,800
Morgan Sindall Group plc	71	4,337
National Grid plc	391	5,863
NatWest Group plc	4,658	35,860
Next plc	31	5,825
Persimmon plc	436	6,929
Phoenix Group Holdings plc	1,070	9,479
Reckitt Benckiser Group plc	100	7,649
RELX plc	1,506	66,560
Rolls-Royce Holdings plc	699	10,757
Sage Group plc (The)	460	6,953
SSE plc	304	7,659
Telecom Plus plc	189	4,408
Tesco plc	4,785	28,876
TP ICAP Group plc	867	2,990
Unilever plc	68	4,080
Vodafone Group plc	29,046	35,162
WPP plc	2,363	8,929
		516,567
United States — 17.1%
3M Co.	276	45,954
Abbott Laboratories	253	31,276
AbbVie, Inc.	406	88,524
Accenture plc, Class A	99	24,760
Alexandria Real Estate Equities, Inc., REIT	353	20,552
Alliant Energy Corp.	258	17,240
Altria Group, Inc.	515	29,036
Amcor plc	746	5,893
American Electric Power Co., Inc.	290	34,875
American Tower Corp., REIT	187	33,469
Amgen, Inc.	106	31,634
Analog Devices, Inc.	234	54,786
Apple, Inc.	174	47,044
Arch Capital Group Ltd.	17	1,467
INVESTMENTS	SHARES	VALUE($)

United States — continued
Archer-Daniels-Midland Co.	574	34,744
AT&T, Inc.	2,261	55,960
Avery Dennison Corp.	150	26,234
Baker Hughes Co., Class A	1,134	54,897
Bank of America Corp.	1,289	68,897
Baxter International, Inc.	1,290	23,826
Best Buy Co., Inc.	388	31,870
Blackrock, Inc.	20	21,656
BP plc	5,641	33,050
Bristol-Myers Squibb Co.	1,164	53,625
Broadcom, Inc.	251	92,777
Brown-Forman Corp., Class B	976	26,576
Cardinal Health, Inc.	157	29,951
CF Industries Holdings, Inc.	360	29,984
Chevron Corp.	289	45,581
Cisco Systems, Inc.	471	34,435
Clorox Co. (The)	233	26,203
CME Group, Inc.	206	54,691
Coca-Cola Co. (The)	1,021	70,347
Comcast Corp., Class A	940	26,165
Consolidated Edison, Inc.	280	27,275
Constellation Brands, Inc., Class A	218	28,641
Crown Castle, Inc., REIT	309	27,878
Cummins, Inc.	82	35,890
Darden Restaurants, Inc.	155	27,923
Devon Energy Corp.	741	24,075
Diamondback Energy, Inc.	168	24,056
Digital Realty Trust, Inc., REIT	140	23,857
Dominion Energy, Inc.	530	31,106
Dow, Inc.	1,281	30,552
DTE Energy Co.	211	28,599
Duke Energy Corp.	264	32,815
Eaton Corp. plc	93	35,485
Edison International	543	30,071
Emerson Electric Co.	624	87,092
Entergy Corp.	366	35,169
EOG Resources, Inc.	199	21,062
Evergy, Inc.	450	34,565
Eversource Energy	465	34,322
Exelon Corp.	706	32,561
Expedia Group, Inc.	120	26,400
Extra Space Storage, Inc., REIT	209	27,910
Exxon Mobil Corp.	440	50,318
Fastenal Co.	700	28,805
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Fidelity National Information Services, Inc.	1,439	89,966
Ford Motor Co.	2,768	36,344
Franklin Resources, Inc.	1,270	28,715
General Dynamics Corp.	22	7,588
General Mills, Inc.	583	27,174
Gilead Sciences, Inc.	288	34,500
GQG Partners, Inc., CHDI	1,013	1,037
GSK plc	1,825	42,730
Hershey Co. (The)	91	15,436
Hewlett Packard Enterprise Co.	1,420	34,676
Hormel Foods Corp.	1,187	25,627
HP, Inc.	1,079	29,856
International Business Machines Corp.	116	35,660
International Flavors & Fragrances, Inc.	346	21,788
International Paper Co.	575	22,218
Iron Mountain, Inc., REIT	281	28,929
Johnson & Johnson	469	88,580
Kellanova	382	31,729
Kenvue, Inc.	1,811	26,024
Keurig Dr Pepper, Inc.	1,152	31,288
KeyCorp	1,803	31,715
Kimberly-Clark Corp.	237	28,371
Kimco Realty Corp., REIT	1,331	27,498
Kinder Morgan, Inc.	1,129	29,569
Kraft Heinz Co. (The)	1,144	28,291
Lockheed Martin Corp.	58	28,529
Lowe's Cos., Inc.	204	48,579
LyondellBasell Industries NV, Class A	381	17,686
Marsh & McLennan Cos., Inc.	96	17,102
McDonald's Corp.	330	98,482
Medtronic plc	378	34,285
Merck & Co., Inc.	652	56,059
Meta Platforms, Inc., Class A	44	28,527
Microchip Technology, Inc.	72	4,494
Microsoft Corp.	460	238,193
Mid-America Apartment Communities, Inc., REIT	11	1,411
Mondelez International, Inc., Class A	828	47,577
Morgan Stanley	288	47,232
Motorola Solutions, Inc.	64	26,029
Nestle SA (Registered)	215	20,543
NetApp, Inc.	235	27,678
NextEra Energy, Inc.	947	77,086
Novartis AG (Registered)	211	26,114
Omnicom Group, Inc.	835	62,642
INVESTMENTS	SHARES	VALUE($)

United States — continued
ONEOK, Inc.	310	20,770
Oracle Corp.	167	43,856
PACCAR, Inc.	484	47,626
PepsiCo, Inc.	212	30,971
Pfizer, Inc.	1,155	28,471
Philip Morris International, Inc.	179	25,835
Phillips 66	193	26,275
PPL Corp.	238	8,692
Procter & Gamble Co. (The)	161	24,210
Prudential Financial, Inc.	258	26,832
Public Storage, REIT	88	24,513
Realty Income Corp., REIT	498	28,874
Regency Centers Corp., REIT	396	27,304
Regions Financial Corp.	966	23,377
Roche Holding AG	68	22,027
RTX Corp.	207	36,950
Salesforce, Inc.	111	28,906
Sanofi SA	181	18,310
Seagate Technology Holdings plc	146	37,358
Sempra	335	30,800
Shell plc	558	20,919
Simon Property Group, Inc., REIT	182	31,988
Smurfit WestRock plc	172	6,350
Southern Co. (The)	876	82,379
Stellantis NV	201	2,044
Sun Communities, Inc., REIT	209	26,459
Swiss Re AG	35	6,391
T. Rowe Price Group, Inc.	229	23,479
Target Corp.	328	30,412
Texas Instruments, Inc.	138	22,281
T-Mobile US, Inc.	121	25,416
Trane Technologies plc	123	55,184
TransDigm Group, Inc.	22	28,787
Truist Financial Corp.	716	31,955
Tyson Foods, Inc., Class A	541	27,813
Ubiquiti, Inc.	13	10,233
United Parcel Service, Inc., Class B	353	34,036
US Bancorp	424	19,792
Valero Energy Corp.	182	30,860
Ventas, Inc., REIT	470	34,681
Verizon Communications, Inc.	732	29,090
VICI Properties, Inc., REIT, Class A	911	27,321
Walt Disney Co. (The)	847	95,389
Warner Music Group Corp., Class A	484	15,469
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
WEC Energy Group, Inc.	269	30,055
Wells Fargo & Co.	303	26,352
Weyerhaeuser Co., REIT	826	18,998
Williams Cos., Inc. (The)	523	30,266
WP Carey, Inc., REIT	489	32,274
Xcel Energy, Inc.	411	33,361
		5,259,954
Total Common Stocks (Cost $8,477,655)		9,136,752
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 1.1%
United States — 1.1%
U.S. Treasury Notes, 4.25%, 1/31/2026 (c) (Cost $339,959)	340,000	340,268
	NO. OF RIGHTS
Rights — 0.0% ^
Norway — 0.0% ^
Vend Marketplaces ASA*(Cost $—)	131	292
	SHARES
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (a) (d) (Cost $454,129)	454,034	454,217
Total Investments — 98.3% (Cost $29,454,825)		30,276,227
Other Assets in Excess of Liabilities — 1.7%		524,089
NET ASSETS — 100.0%		30,800,316

Percentages indicated are based on net assets.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange Traded Fund
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Fixed Income	37.6%
U.S. Equity	29.6
Banks	2.4
Oil, Gas & Consumable Fuels	2.4
Electric Utilities	2.1
Semiconductors & Semiconductor Equipment	1.5
Pharmaceuticals	1.5
Insurance	1.2
U.S. Treasury Notes	1.1
Software	1.1
Others (each less than 1.0%)	18.0
Short-Term Investments	1.5
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	9	12/19/2025	USD	632,925	14,337
NASDAQ 100 E-Mini Index	4	12/19/2025	USD	2,078,860	130,477
S&P 500 E-Mini Index	1	12/19/2025	USD	343,538	11,243
U.S. Treasury 10 Year Note	9	12/19/2025	USD	1,014,609	7,423
U.S. Treasury 5 Year Note	42	12/31/2025	USD	4,589,156	(3,960)
					159,520

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
China — 2.9%
Tencent Holdings Ltd.	1,814,900	147,420,267
Yum China Holdings, Inc.	1,217,986	52,690,074
		200,110,341
Denmark — 0.5%
Novo Nordisk A/S, Class B	771,777	37,995,905
France — 4.5%
Cie Generale des Etablissements Michelin SCA	1,040,539	33,240,461
LVMH Moet Hennessy Louis Vuitton SE	203,368	143,745,218
Pernod Ricard SA	162,203	15,886,256
Safran SA	351,500	124,894,457
		317,766,392
Germany — 2.2%
Deutsche Boerse AG	226,530	57,366,497
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	47,837	29,596,461
Siemens AG (Registered)	237,121	67,199,458
		154,162,416
Hong Kong — 0.4%
Hong Kong Exchanges & Clearing Ltd.	453,200	24,700,713
Japan — 4.3%
Japan Exchange Group, Inc.	5,404,700	60,268,697
Keyence Corp.	183,800	68,214,576
Mitsubishi UFJ Financial Group, Inc.	3,607,100	54,486,258
Shin-Etsu Chemical Co. Ltd.	1,096,800	32,968,649
Sony Group Corp.	2,929,900	81,596,507
		297,534,687
Netherlands — 2.3%
ASML Holding NV	95,839	101,331,507
Heineken NV	426,196	33,001,336
NXP Semiconductors NV	130,294	27,247,081
		161,579,924
Singapore — 0.7%
DBS Group Holdings Ltd.	1,226,520	50,781,039
Sweden — 2.2%
Atlas Copco AB, Class A	4,097,999	68,666,339
Volvo AB, Class B	3,171,676	86,888,213
		155,554,552
Switzerland — 0.6%
UBS Group AG (Registered)	1,041,749	39,862,871
INVESTMENTS	SHARES	VALUE($)

Taiwan — 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	248,016	74,511,447
Taiwan Semiconductor Manufacturing Co. Ltd.	2,240,000	108,325,696
		182,837,143
United Kingdom — 1.7%
AstraZeneca plc	367,383	60,599,332
RELX plc	1,323,010	58,472,274
		119,071,606
United States — 74.8%
3M Co.	311,422	51,851,763
AbbVie, Inc.	324,151	70,677,884
Amazon.com, Inc. *	1,121,711	273,944,260
American Express Co.	300,560	108,421,009
American Tower Corp., REIT	286,373	51,255,039
Analog Devices, Inc.	159,221	37,278,413
Apple, Inc.	1,511,364	408,627,485
Arthur J Gallagher & Co.	123,068	30,704,235
AT&T, Inc.	1,766,657	43,724,761
Baker Hughes Co., Class A	1,236,895	59,878,087
Bank of America Corp.	1,885,612	100,785,961
Bristol-Myers Squibb Co.	1,115,781	51,404,031
Burlington Stores, Inc. *	141,249	38,644,314
Charles Schwab Corp. (The)	1,161,668	109,800,859
Chipotle Mexican Grill, Inc., Class A *	71,710	2,272,490
CME Group, Inc.	198,729	52,760,562
Coca-Cola Co. (The)	2,117,634	145,904,983
Danaher Corp.	255,744	55,082,143
Dominion Energy, Inc.	958,693	56,265,692
Eaton Corp. plc	198,939	75,907,165
Emerson Electric Co.	550,073	76,773,689
Expedia Group, Inc.	221,479	48,725,380
Exxon Mobil Corp.	1,579,282	180,606,689
Fidelity National Information Services, Inc.	624,060	39,016,231
Howmet Aerospace, Inc.	303,069	62,417,060
Johnson & Johnson	1,017,553	192,185,235
Linde plc	186,766	78,124,218
Lowe's Cos., Inc.	529,884	126,181,277
Marriott International, Inc., Class A	193,362	50,386,270
Mastercard, Inc., Class A	264,418	145,956,092
McDonald's Corp.	413,850	123,505,255
Medtronic plc	765,163	69,400,284
Meta Platforms, Inc., Class A	294,903	191,200,360
Microsoft Corp.	1,011,437	523,732,193
Morgan Stanley	282,961	46,405,604
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
NextEra Energy, Inc.	762,663	62,080,768
NVIDIA Corp.	2,751,581	557,167,637
Southern Co. (The)	1,752,192	164,776,136
Tesla, Inc. *	138,493	63,230,364
Trane Technologies plc	239,052	107,250,680
UnitedHealth Group, Inc.	201,903	68,961,989
US Bancorp	912,809	42,609,924
Walmart, Inc.	937,259	94,831,866
Walt Disney Co. (The)	1,492,942	168,135,128
Wells Fargo & Co.	740,871	64,433,551
Yum! Brands, Inc.	389,817	53,876,608
		5,227,161,624
Total Common Stocks (Cost $6,048,969,507)		6,969,119,213
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (a) (b) (Cost $6,415,528)	6,412,322	6,414,887
Total Investments — 99.8% (Cost $6,055,385,035)		6,975,534,100
Other Assets in Excess of Liabilities — 0.2%		17,058,061
NET ASSETS — 100.0%		6,992,592,161

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	13.0%
Software	7.5
Technology Hardware, Storage & Peripherals	5.9
Capital Markets	5.6
Pharmaceuticals	4.9
Interactive Media & Services	4.9
Hotels, Restaurants & Leisure	4.7
Banks	4.5
Broadline Retail	3.9
Electric Utilities	3.2
Beverages	2.8
Aerospace & Defense	2.7
Financial Services	2.6
Oil, Gas & Consumable Fuels	2.6
Entertainment	2.4
Specialty Retail	2.4
Machinery	2.2
Electrical Equipment	2.2
Textiles, Apparel & Luxury Goods	2.1
Industrial Conglomerates	1.7
Chemicals	1.6
Consumer Finance	1.5
Building Products	1.5
Consumer Staples Distribution & Retail	1.4
Household Durables	1.2
Biotechnology	1.0
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	6.9
Short-Term Investments	0.1
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Belgium — 1.9%
UCB SA	589	151,457
Canada — 0.4%
Xenon Pharmaceuticals, Inc. *	796	33,368
Denmark — 2.3%
Ascendis Pharma A/S, ADR *	301	60,682
Genmab A/S, ADR *	754	21,572
Genmab A/S *	158	45,066
Novo Nordisk A/S, Class B	1,313	64,641
		191,961
France — 2.5%
EssilorLuxottica SA	557	203,984
Germany — 2.4%
Fresenius SE & Co. KGaA	1,822	104,843
Sartorius AG (Preference)	331	91,068
		195,911
Japan — 2.9%
Daiichi Sankyo Co. Ltd.	3,300	78,831
Hoya Corp.	1,000	162,432
		241,263
Netherlands — 2.8%
Argenx SE *	281	229,989
Switzerland — 2.0%
Lonza Group AG (Registered)	242	167,109
United Kingdom — 5.2%
AstraZeneca plc	2,268	374,103
Convatec Group plc (a)	16,451	52,834
		426,937
United States — 76.7%
AbbVie, Inc.	2,445	533,108
Align Technology, Inc. *	230	31,712
Alnylam Pharmaceuticals, Inc. *	119	54,269
Apogee Therapeutics, Inc. *	1,129	63,890
Avidity Biosciences, Inc. *	783	54,693
Axsome Therapeutics, Inc. *	409	55,211
Biogen, Inc. *	430	66,336
Bio-Techne Corp.	388	24,277
Boston Scientific Corp. *	2,100	211,512
Bristol-Myers Squibb Co.	1,400	64,498
Cardinal Health, Inc.	728	138,881
CG oncology, Inc. *	859	37,169
Cigna Group (The)	176	43,016
INVESTMENTS	SHARES	VALUE($)

United States — continued
Cooper Cos., Inc. (The) *	969	67,743
CVS Health Corp.	2,969	232,027
Cytokinetics, Inc. *	687	43,686
Danaher Corp.	1,224	263,625
Disc Medicine, Inc. *	295	25,435
Dyne Therapeutics, Inc. *	2,574	58,121
Edwards Lifesciences Corp. *	1,913	157,727
Eli Lilly & Co.	692	597,099
Exact Sciences Corp. *	741	47,935
Halozyme Therapeutics, Inc. *	651	42,439
HCA Healthcare, Inc.	42	19,307
Intuitive Surgical, Inc. *	237	126,624
Ionis Pharmaceuticals, Inc. *	898	66,721
IQVIA Holdings, Inc. *	550	119,053
Johnson & Johnson	3,446	650,846
McKesson Corp.	249	202,024
Medtronic plc	2,759	250,241
Merck & Co., Inc.	2,413	207,470
Natera, Inc. *	174	34,614
Neurocrine Biosciences, Inc. *	504	72,178
Novartis AG (Registered)	680	84,158
Penumbra, Inc. *	245	55,706
Regeneron Pharmaceuticals, Inc.	173	112,761
Revolution Medicines, Inc. *	895	52,662
Roche Holding AG	437	141,553
Sanofi SA	1,701	172,078
Scholar Rock Holding Corp. *	1,021	30,242
Soleno Therapeutics, Inc. *	825	55,407
Stryker Corp.	410	146,058
Thermo Fisher Scientific, Inc.	199	112,911
Ultragenyx Pharmaceutical, Inc. *	1,087	37,610
UnitedHealth Group, Inc.	769	262,660
Veeva Systems, Inc., Class A *	642	186,950
Vertex Pharmaceuticals, Inc. *	348	148,098
Waters Corp. *	118	41,253
		6,303,594
Total Common Stocks (Cost $6,998,330)		8,145,573
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.1% (Cost $6,998,330)		8,145,573
Other Assets in Excess of Liabilities — 0.9%		72,316
NET ASSETS — 100.0%		8,217,889

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	32.4%
Biotechnology	24.9
Health Care Equipment & Supplies	18.0
Health Care Providers & Services	12.3
Life Sciences Tools & Services	10.1
Health Care Technology	2.3
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.1%
Aerospace & Defense — 2.4%
Howmet Aerospace, Inc.	161,925	33,348,454
RTX Corp.	154,219	27,528,091
Textron, Inc.	84,976	6,866,911
TransDigm Group, Inc.	11,830	15,479,673
		83,223,129
Air Freight & Logistics — 0.3%
FedEx Corp.	35,444	8,996,396
Automobile Components — 0.1%
Aptiv plc *	30,236	2,452,140
Automobiles — 2.1%
Tesla, Inc. * (a)	161,166	73,581,949
Banks — 3.6%
Bank of America Corp.	851,044	45,488,302
Citigroup, Inc.	77,210	7,815,968
Fifth Third Bancorp	250,334	10,418,901
Regions Financial Corp.	202,242	4,894,256
Truist Financial Corp.	179,882	8,028,134
US Bancorp	238,123	11,115,582
Wells Fargo & Co. (a)	440,103	38,275,758
		126,036,901
Beverages — 1.5%
Coca-Cola Co. (The)	181,348	12,494,877
Keurig Dr Pepper, Inc.	519,549	14,110,951
PepsiCo, Inc. (a)	176,303	25,756,105
		52,361,933
Biotechnology — 1.9%
AbbVie, Inc. (a)	180,821	39,426,211
Neurocrine Biosciences, Inc. *	18,848	2,699,222
Regeneron Pharmaceuticals, Inc.	20,419	13,309,104
Vertex Pharmaceuticals, Inc. *	26,912	11,452,940
		66,887,477
Broadline Retail — 4.5%
Amazon.com, Inc. * (a)	645,118	157,550,718
Building Products — 1.4%
Carrier Global Corp.	213,401	12,695,226
Masco Corp.	105,324	6,820,782
Trane Technologies plc	65,526	29,398,240
		48,914,248
Capital Markets — 2.0%
Ameriprise Financial, Inc.	19,758	8,945,830
Charles Schwab Corp. (The)	320,705	30,313,036
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
CME Group, Inc.	54,941	14,586,286
LPL Financial Holdings, Inc.	5,452	2,057,094
Raymond James Financial, Inc.	29,622	4,700,123
Robinhood Markets, Inc., Class A *	12,988	1,906,379
State Street Corp.	63,935	7,394,722
		69,903,470
Chemicals — 1.3%
Ecolab, Inc.	44,590	11,432,876
Linde plc	52,303	21,878,345
PPG Industries, Inc.	68,370	6,683,167
Sherwin-Williams Co. (The)	14,318	4,938,851
		44,933,239
Communications Equipment — 0.5%
Arista Networks, Inc. *	76,607	12,080,158
Motorola Solutions, Inc.	10,119	4,115,498
		16,195,656
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	9,512	5,831,807
Vulcan Materials Co.	25,428	7,361,406
		13,193,213
Consumer Finance — 0.8%
American Express Co.	38,129	13,754,274
Capital One Financial Corp.	71,638	15,759,644
		29,513,918
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	264,306	26,742,481
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	679,398	16,815,100
Electric Utilities — 1.8%
Entergy Corp.	26,351	2,532,068
NextEra Energy, Inc.	348,288	28,350,643
NRG Energy, Inc.	12,130	2,084,662
PG&E Corp.	216,339	3,452,770
Southern Co. (The)	294,118	27,658,857
		64,079,000
Electrical Equipment — 0.9%
Eaton Corp. plc	38,471	14,678,995
Emerson Electric Co.	65,183	9,097,591
GE Vernova, Inc.	16,627	9,729,123
		33,505,709
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	262,690	12,716,823
Entertainment — 1.5%
Netflix, Inc. *	25,590	28,631,628
Walt Disney Co. (The)	178,437	20,095,575
Warner Music Group Corp., Class A	93,392	2,984,808
		51,712,011
Financial Services — 5.3%
Apollo Global Management, Inc.	90,933	11,303,881
Berkshire Hathaway, Inc., Class B * (a)	98,791	47,176,654
Corpay, Inc. *	43,232	11,255,451
Fidelity National Information Services, Inc.	195,427	12,218,096
Klarna Group plc (United Kingdom) *	8,704	327,009
Mastercard, Inc., Class A (a)	99,694	55,030,091
Toast, Inc., Class A *	115,609	4,178,109
Visa, Inc., Class A (a)	129,917	44,267,919
WEX, Inc. *	8,371	1,221,162
		186,978,372
Food Products — 0.6%
Mondelez International, Inc., Class A (a)	378,553	21,751,655
Ground Transportation — 0.2%
Union Pacific Corp.	37,228	8,203,934
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp. *	79,334	7,990,520
Edwards Lifesciences Corp. *	189,791	15,648,268
Medtronic plc	276,794	25,105,216
Stryker Corp.	64,642	23,028,066
		71,772,070
Health Care Providers & Services — 1.6%
Cigna Group (The)	44,884	10,970,098
HCA Healthcare, Inc.	9,940	4,569,219
Humana, Inc.	36,350	10,112,207
McKesson Corp.	8,037	6,520,740
UnitedHealth Group, Inc. (a)	68,698	23,464,489
		55,636,753
Health Care REITs — 0.8%
Ventas, Inc.	222,779	16,438,862
Welltower, Inc.	63,143	11,431,409
		27,870,271
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	1,847	9,378,586
Carnival Corp. *	356,291	10,271,869
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — continued
Chipotle Mexican Grill, Inc., Class A *	402,309	12,749,172
DoorDash, Inc., Class A *	20,713	5,268,766
Expedia Group, Inc.	34,979	7,695,380
Hilton Worldwide Holdings, Inc.	67,448	17,331,438
McDonald's Corp. (a)	93,723	27,969,755
Yum! Brands, Inc.	116,403	16,088,059
		106,753,025
Household Durables — 0.1%
Lennar Corp., Class A	30,208	3,738,844
Household Products — 0.1%
Church & Dwight Co., Inc.	51,382	4,505,688
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	21,218	3,995,349
Industrial Conglomerates — 0.9%
3M Co.	183,457	30,545,590
Industrial REITs — 0.2%
Prologis, Inc.	66,682	8,274,569
Insurance — 1.4%
Aon plc, Class A	29,400	10,015,992
Arch Capital Group Ltd.	43,858	3,785,384
Arthur J Gallagher & Co.	85,895	21,429,944
Chubb Ltd.	22,349	6,189,332
Progressive Corp. (The)	35,199	7,250,994
		48,671,646
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A (a)	359,318	101,036,629
Alphabet, Inc., Class C (a)	235,927	66,488,947
Meta Platforms, Inc., Class A (a)	154,209	99,981,405
		267,506,981
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	221,316	16,129,510
Life Sciences Tools & Services — 0.7%
Danaher Corp.	106,958	23,036,614
Machinery — 1.1%
Deere & Co. (a)	40,012	18,470,740
Ingersoll Rand, Inc.	67,555	5,156,473
Otis Worldwide Corp.	101,195	9,386,848
PACCAR, Inc.	48,714	4,793,458
		37,807,519
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 0.6%
Charter Communications, Inc., Class A *	28,456	6,654,151
Comcast Corp., Class A (a)	327,291	9,110,145
Omnicom Group, Inc.	51,483	3,862,255
		19,626,551
Multi-Utilities — 0.4%
Ameren Corp.	47,183	4,813,610
Sempra	112,343	10,328,815
		15,142,425
Oil, Gas & Consumable Fuels — 2.4%
Diamondback Energy, Inc.	54,488	7,802,137
EOG Resources, Inc. (a)	191,864	20,306,886
EQT Corp.	88,501	4,741,883
Exxon Mobil Corp. (a)	451,005	51,576,932
		84,427,838
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	85,716	4,918,384
United Airlines Holdings, Inc. *	18,754	1,763,626
		6,682,010
Personal Care Products — 0.1%
Kenvue, Inc.	182,088	2,616,605
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	365,061	16,818,360
Eli Lilly & Co. (a)	39,974	34,491,966
Johnson & Johnson (a)	208,913	39,457,398
Merck & Co., Inc.	53,839	4,629,077
		95,396,801
Professional Services — 0.4%
Leidos Holdings, Inc.	74,249	14,142,207
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	77,582	4,736,381
Semiconductors & Semiconductor Equipment — 15.5%
Advanced Micro Devices, Inc. *	38,495	9,859,339
Analog Devices, Inc. (a)	109,766	25,699,514
Broadcom, Inc. (a)	280,560	103,703,393
Lam Research Corp.	154,759	24,368,352
Micron Technology, Inc.	122,118	27,326,345
NVIDIA Corp. (a)	1,562,439	316,378,273
NXP Semiconductors NV (Netherlands) (a)	87,442	18,285,871
Texas Instruments, Inc. (a)	111,563	18,012,962
		543,634,049
INVESTMENTS	SHARES	VALUE($)

Software — 11.5%
AppLovin Corp., Class A *	9,343	5,954,574
Cadence Design Systems, Inc. *	29,836	10,105,155
Intuit, Inc.	31,299	20,893,648
Microsoft Corp. (a)	492,330	254,933,397
Oracle Corp.	160,876	42,247,646
Palantir Technologies, Inc., Class A *	101,091	20,265,713
Salesforce, Inc. (a)	57,239	14,905,608
ServiceNow, Inc. *	38,053	34,981,362
		404,287,103
Specialized REITs — 0.6%
Equinix, Inc.	14,253	12,058,181
SBA Communications Corp.	50,461	9,662,272
		21,720,453
Specialty Retail — 1.8%
AutoZone, Inc. *	1,542	5,665,971
Burlington Stores, Inc. *	37,442	10,243,757
Lowe's Cos., Inc. (a)	130,957	31,184,790
Ross Stores, Inc.	106,766	16,967,253
		64,061,771
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. (a)	927,926	250,883,353
Seagate Technology Holdings plc	83,456	21,354,721
Western Digital Corp.	56,396	8,471,243
		280,709,317
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	120,891	7,808,350
Tobacco — 0.6%
Altria Group, Inc.	103,271	5,822,419
Philip Morris International, Inc.	94,779	13,679,453
		19,501,872
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	5,886	5,127,765
Total Common Stocks (Cost $2,981,970,267)		3,512,115,399
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — 0.8%
Put Options Purchased — 0.8%
SPDR S&P 500 ETF Trust
11/28/2025 at USD 610.00, American Style
Notional Amount: USD 1,171,097,020
Counterparty: Exchange-Traded *	17,170	1,648,320
SPDR S&P 500 ETF Trust
12/31/2025 at USD 631.00, American Style
Notional Amount: USD 1,171,097,020
Counterparty: Exchange-Traded *	17,170	9,151,610
SPDR S&P 500 ETF Trust
1/30/2026 at USD 646.00, American Style
Notional Amount: USD 1,171,097,020
Counterparty: Exchange-Traded *	17,170	17,976,990
Total Put Options Purchased (Cost $46,733,945)		28,776,920
	SHARES
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (b) (c) (Cost $21,922,663)	21,922,663	21,922,663
Total Investments — 101.5% (Cost $3,050,626,875)		3,562,814,982
Liabilities in Excess of Other Assets — (1.5)%		(51,723,630)
NET ASSETS — 100.0%		3,511,091,352

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $814,162,762.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Written Call Options Contracts as of October 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	17,170	USD 1,171,097,020	USD 674.00	11/28/2025	(30,322,220)
SPDR S&P 500 ETF Trust	Exchange-Traded	17,170	USD 1,171,097,020	USD 696.00	12/31/2025	(19,161,720)
SPDR S&P 500 ETF Trust	Exchange-Traded	17,170	USD 1,171,097,020	USD 718.00	1/30/2026	(13,624,395)
						(63,108,335)
Written Put Options Contracts as of October 31, 2025
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	17,170	USD 1,171,097,020	USD 515.00	11/28/2025	(309,060)
SPDR S&P 500 ETF Trust	Exchange-Traded	17,170	USD 1,171,097,020	USD 530.00	12/31/2025	(1,699,830)
SPDR S&P 500 ETF Trust	Exchange-Traded	17,170	USD 1,171,097,020	USD 545.00	1/30/2026	(4,069,290)
						(6,078,180)
Total Written Options Contracts (Premiums Received $46,401,615)						(69,186,515)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	37

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Australia — 0.8%
Telstra Group Ltd.	725,192	2,316,871
Brazil — 1.8%
MercadoLibre, Inc. *	1,043	2,427,332
Wheaton Precious Metals Corp.	27,216	2,628,361
		5,055,693
Canada — 6.8%
Brookfield Corp.	61,615	2,837,484
Canadian Pacific Kansas City Ltd.	36,460	2,623,727
OR Royalties, Inc.	38,535	1,236,373
Royal Bank of Canada	21,565	3,159,217
Shopify, Inc., Class A *	37,434	6,508,613
WSP Global, Inc.	13,664	2,612,288
		18,977,702
China — 9.5%
Contemporary Amperex Technology Co. Ltd., Class A	56,000	3,057,420
Fuyao Glass Industry Group Co. Ltd., Class H (a)	344,000	3,063,433
Nongfu Spring Co. Ltd., Class H (a)	496,400	3,299,846
Tencent Holdings Ltd.	169,700	13,784,351
Xiaomi Corp., Class B * (a)	581,400	3,225,557
		26,430,607
Denmark — 2.6%
DSV A/S	13,716	2,927,110
Novo Nordisk A/S, Class B	38,543	1,897,538
Novonesis Novozymes B	40,902	2,444,287
		7,268,935
France — 9.6%
Air Liquide SA	26,940	5,213,939
EssilorLuxottica SA	11,856	4,341,890
Kering SA	3,642	1,293,336
Legrand SA	26,458	4,568,971
Safran SA	26,918	9,564,464
SPIE SA	37,455	1,906,173
		26,888,773
Germany — 2.3%
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,572	2,209,975
SAP SE	10,206	2,654,300
Scout24 SE (a)	13,024	1,506,177
		6,370,452
INVESTMENTS	SHARES	VALUE($)

Greece — 0.8%
Piraeus Financial Holdings SA	269,519	2,105,002
Hong Kong — 1.7%
Hong Kong Exchanges & Clearing Ltd.	85,900	4,681,799
Hungary — 0.9%
OTP Bank Nyrt.	27,712	2,645,261
India — 4.3%
Bajaj Finance Ltd.	132,868	1,560,483
Blue Star Ltd.	82,077	1,787,188
Cholamandalam Investment and Finance Co. Ltd.	68,205	1,303,401
Computer Age Management Services Ltd.	41,035	1,819,909
ICICI Bank Ltd.	232,308	3,520,078
UltraTech Cement Ltd.	15,413	2,072,594
		12,063,653
Indonesia — 1.0%
Bank Central Asia Tbk. PT	5,325,999	2,726,869
Italy — 2.0%
Prysmian SpA	20,186	2,104,668
Ryanair Holdings plc, ADR	53,869	3,365,735
		5,470,403
Japan — 13.3%
Advantest Corp.	29,100	4,357,604
Ajinomoto Co., Inc.	55,700	1,579,781
Azbil Corp.	303,100	2,987,776
Cosmos Pharmaceutical Corp.	15,200	680,069
IHI Corp.	190,000	3,933,779
Kao Corp.	61,600	2,606,890
Nintendo Co. Ltd.	46,300	3,948,922
Obic Co. Ltd.	27,800	862,386
Rakuten Bank Ltd. *	60,800	3,337,151
Recruit Holdings Co. Ltd.	43,900	2,176,912
Sanrio Co. Ltd.	27,700	1,281,911
Sony Group Corp.	230,800	6,427,685
Terumo Corp.	175,400	2,831,118
		37,011,984
Netherlands — 2.5%
Argenx SE *	1,717	1,405,308
ASML Holding NV	3,471	3,669,922
Nebius Group NV *	14,778	1,933,258
		7,008,488
Saudi Arabia — 1.4%
Al Rajhi Bank	138,059	3,902,117
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — 2.2%
DBS Group Holdings Ltd.	75,550	3,127,962
Sea Ltd., ADR *	18,876	2,949,375
		6,077,337
South Korea — 6.5%
Hanwha Aerospace Co. Ltd.	5,651	3,876,160
KIWOOM Securities Co. Ltd.	15,602	3,240,740
Samsung C&T Corp.	19,030	3,011,521
Samsung Electronics Co. Ltd.	53,364	4,017,040
SK Square Co. Ltd. *	22,031	3,998,973
		18,144,434
Spain — 2.7%
Indra Sistemas SA	96,682	5,348,201
Industria de Diseno Textil SA (b)	37,597	2,076,122
		7,424,323
Sweden — 0.9%
Atlas Copco AB, Class A	155,187	2,600,323
Switzerland — 2.6%
Cie Financiere Richemont SA (Registered)	26,919	5,324,732
VAT Group AG (a)	4,212	1,840,715
		7,165,447
Taiwan — 9.5%
eMemory Technology, Inc.	12,000	772,775
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,373	9,124,960
Taiwan Semiconductor Manufacturing Co. Ltd.	342,000	16,539,013
		26,436,748
United Kingdom — 9.5%
3i Group plc	87,508	5,064,142
AstraZeneca plc	14,799	2,441,075
Compass Group plc	137,008	4,534,943
InterContinental Hotels Group plc	24,363	2,938,843
RELX plc	95,177	4,191,947
Rolls-Royce Holdings plc	370,822	5,706,509
Sage Group plc (The)	107,857	1,630,299
		26,507,758
United States — 3.7%
Ferrovial SE	51,871	3,183,030
INVESTMENTS	SHARES	VALUE($)

United States — continued
Haleon plc	522,812	2,431,197
Schneider Electric SE	16,419	4,678,265
		10,292,492
Total Common Stocks (Cost $236,872,472)		275,573,471
Short-Term Investments — 1.3%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (c) (d) (Cost $ 2,537,967)	2,536,769	2,537,783
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $1,075,405)	1,075,405	1,075,405
Total Short-Term Investments (Cost $3,613,372)		3,613,188
Total Investments — 100.2% (Cost $240,485,844)		279,186,659
Liabilities in Excess of Other Assets — (0.2)%		(460,683)
NET ASSETS — 100.0%		278,725,976

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $1,021,577.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	39

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	12.3%
Banks	8.8
Aerospace & Defense	6.9
Capital Markets	5.7
Interactive Media & Services	5.5
Electrical Equipment	5.2
IT Services	4.6
Machinery	3.0
Professional Services	2.9
Chemicals	2.7
Hotels, Restaurants & Leisure	2.7
Technology Hardware, Storage & Peripherals	2.6
Health Care Equipment & Supplies	2.6
Industrial Conglomerates	2.5
Pharmaceuticals	2.4
Textiles, Apparel & Luxury Goods	2.4
Household Durables	2.3
Software	2.2
Construction & Engineering	2.1
Broadline Retail	1.9
Entertainment	1.4
Metals & Mining	1.4
Passenger Airlines	1.2
Specialty Retail	1.2
Beverages	1.2
Automobile Components	1.1
Electronic Equipment, Instruments & Components	1.1
Air Freight & Logistics	1.1
Consumer Finance	1.0
Others (each less than 1.0%)	6.7
Short-Term Investments	1.3
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.8%
Australia — 2.8%
BHP Group Ltd.	312,101	8,897,445
Fortescue Ltd.	162,824	2,264,431
Perseus Mining Ltd.	789,849	2,506,958
QBE Insurance Group Ltd.	140,386	1,821,449
Rio Tinto plc	103,233	7,442,070
Ventia Services Group Pty. Ltd.	537,740	2,014,139
		24,946,492
Austria — 1.1%
BAWAG Group AG (a)	11,734	1,516,400
Erste Group Bank AG	29,148	3,019,410
OMV AG	35,419	1,939,055
Telekom Austria AG	144,892	1,541,500
Vienna Insurance Group AG Wiener Versicherung Gruppe	34,047	1,746,337
		9,762,702
Belgium — 1.0%
Ageas SA	30,817	2,039,458
Deme Group NV	7,165	1,082,537
KBC Group NV	23,687	2,849,771
Proximus SADP	135,898	1,167,333
Umicore SA	85,621	1,630,443
		8,769,542
Brazil — 1.9%
Banco do Brasil SA	372,194	1,519,230
Cia Energetica de Minas Gerais (Preference)	848,706	1,785,770
Gerdau SA (Preference)	430,551	1,510,944
Lojas Renner SA	493,283	1,356,999
Marcopolo SA (Preference)	939,343	1,384,583
Petroleo Brasileiro SA (Preference)	738,495	4,074,114
TIM SA	376,930	1,699,704
Vale SA	307,929	3,720,939
		17,052,283
Burkina Faso — 0.3%
IAMGOLD Corp. *	189,833	2,198,059
Canada — 4.3%
Air Canada *	109,490	1,439,518
Bank of Nova Scotia (The)	79,799	5,233,831
Barrick Mining Corp.	170,493	5,596,590
Canadian Imperial Bank of Commerce	63,280	5,243,142
Canadian Natural Resources Ltd.	152,192	4,868,885
DPM Metals, Inc.	125,807	2,690,963
Fairfax Financial Holdings Ltd.	1,352	2,195,020
INVESTMENTS	SHARES	VALUE($)

Canada — continued
First Capital, REIT	74,521	999,422
NuVista Energy Ltd. *	163,761	1,947,548
Russel Metals, Inc.	49,222	1,523,459
Suncor Energy, Inc.	96,177	3,829,800
Whitecap Resources, Inc.	229,092	1,705,266
		37,273,444
China — 8.6%
Agricultural Bank of China Ltd., Class H	3,405,000	2,597,598
Alibaba Group Holding Ltd.	555,100	11,811,834
BOC Hong Kong Holdings Ltd.	461,500	2,267,682
Brilliance China Automotive Holdings Ltd.	2,356,000	1,159,234
China Coal Energy Co. Ltd., Class H	1,427,000	2,010,135
China Communications Services Corp. Ltd., Class H	2,750,000	1,648,113
China Construction Bank Corp., Class H	4,099,000	4,058,181
China Feihe Ltd. (a)	2,147,000	1,145,879
China Hongqiao Group Ltd.	902,500	3,426,607
China Merchants Bank Co. Ltd., Class H	315,500	1,977,723
China Oilfield Services Ltd., Class H	1,568,000	1,530,763
China Pacific Insurance Group Co. Ltd., Class H	692,200	2,806,216
Geely Automobile Holdings Ltd.	912,000	2,163,547
Great Wall Motor Co. Ltd., Class H	661,500	1,288,003
Gree Electric Appliances, Inc. of Zhuhai, Class A	298,700	1,667,843
Hello Group, Inc., ADR	146,487	994,647
Hisense Home Appliances Group Co. Ltd.	432,000	1,274,253
Huayu Automotive Systems Co. Ltd., Class A	602,200	1,726,926
Industrial & Commercial Bank of China Ltd., Class H	3,061,000	2,371,660
JOYY, Inc., ADR	21,924	1,300,312
Kunlun Energy Co. Ltd.	1,828,000	1,680,272
Lenovo Group Ltd.	1,344,000	1,960,694
Livzon Pharmaceutical Group, Inc., Class H	415,600	1,671,909
People's Insurance Co. Group of China Ltd. (The), Class H	3,253,000	2,921,551
PetroChina Co. Ltd., Class H	2,852,000	2,948,166
PICC Property & Casualty Co. Ltd., Class H	924,000	2,182,973
Ping An Insurance Group Co. of China Ltd., Class H	472,500	3,413,497
Sinotruk Hong Kong Ltd.	594,000	1,984,456
Vipshop Holdings Ltd., ADR	121,670	2,128,008
Weichai Power Co. Ltd., Class H	826,000	1,706,764
Xtep International Holdings Ltd.	1,645,500	1,191,532
Yangzijiang Shipbuilding Holdings Ltd.	921,000	2,487,398
		75,504,376
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	41

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Colombia — 0.2%
Grupo Cibest SA (Preference)	112,997	1,650,396
Denmark — 1.4%
Danske Bank A/S	66,863	2,988,324
H Lundbeck A/S	348,883	2,544,453
ISS A/S	50,606	1,595,046
Novo Nordisk A/S, Class B	31,945	1,572,707
Orsted A/S * (a)	132,648	2,375,626
Sydbank A/S	18,577	1,585,943
		12,662,099
Finland — 0.5%
Nordea Bank Abp	259,439	4,438,175
France — 4.9%
AXA SA	118,035	5,121,351
Ayvens SA (a)	112,691	1,503,444
BNP Paribas SA	66,885	5,180,779
Capgemini SE	11,909	1,832,145
Covivio SA, REIT	21,421	1,374,326
Credit Agricole SA	119,369	2,154,775
Eiffage SA	15,872	1,953,047
Engie SA	157,322	3,683,374
Forvia SE *	97,935	1,254,114
Orange SA	176,217	2,818,834
Societe Generale SA	57,490	3,646,053
TotalEnergies SE	125,589	7,841,154
Valeo SE	102,382	1,415,457
Vallourec SACA	65,538	1,221,929
Vicat SACA	25,746	1,930,138
		42,930,920
Georgia — 0.2%
Lion Finance Group plc	13,813	1,454,148
Germany — 5.4%
Allianz SE (Registered)	23,419	9,410,734
Aumovio SE *	18,113	778,748
Bayer AG (Registered)	87,809	2,731,254
Bayerische Motoren Werke AG	29,837	2,782,147
Commerzbank AG	81,018	2,954,152
Continental AG	36,606	2,797,135
Deutsche Bank AG (Registered)	136,578	4,889,520
Deutsche Telekom AG (Registered)	186,963	5,791,214
Freenet AG	36,566	1,137,125
Hornbach Holding AG & Co. KGaA	11,731	1,173,772
Mercedes-Benz Group AG	57,088	3,704,130
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	8,741	5,408,003
ProSiebenSat.1 Media SE (b)	151,113	920,572
SAF-Holland SE	59,780	972,432
Vonovia SE	61,223	1,840,104
		47,291,042
Greece — 0.5%
Eurobank Ergasias Services and Holdings SA	360,423	1,355,769
Hellenic Telecommunications Organization SA	83,945	1,576,387
National Bank of Greece SA	121,643	1,787,972
		4,720,128
Guatemala — 0.3%
Millicom International Cellular SA	48,986	2,307,731
Hong Kong — 1.7%
Cathay Pacific Airways Ltd.	920,000	1,309,643
CK Asset Holdings Ltd.	351,500	1,738,957
Hang Lung Properties Ltd.	1,173,000	1,306,186
Hysan Development Co. Ltd.	643,000	1,332,140
Kerry Properties Ltd.	666,000	1,678,631
Prudential plc	233,286	3,244,563
Swire Properties Ltd.	503,200	1,370,855
WH Group Ltd. (a)	1,606,500	1,545,320
Wharf Real Estate Investment Co. Ltd.	498,000	1,417,418
		14,943,713
Hungary — 0.8%
MOL Hungarian Oil & Gas plc	207,214	1,822,824
OTP Bank Nyrt.	32,686	3,120,056
Richter Gedeon Nyrt.	57,559	1,773,051
		6,715,931
India — 2.1%
Bank of Baroda	524,009	1,642,167
Bharat Petroleum Corp. Ltd.	493,835	1,981,120
Canara Bank	1,121,521	1,729,328
Coal India Ltd.	423,899	1,854,354
GAIL India Ltd.	579,138	1,191,471
Mahanagar Gas Ltd. (a)	69,646	1,000,662
National Aluminium Co. Ltd.	706,968	1,861,476
NMDC Ltd.	1,833,315	1,563,990
Petronet LNG Ltd.	376,343	1,191,674
Sun TV Network Ltd.	140,095	886,634
Tata Motors Ltd. ‡ *	202,962	596,165
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Tata Motors Passenger Vehicles Ltd.	219,163	1,011,554
Vedanta Ltd.	299,071	1,660,306
		18,170,901
Indonesia — 1.2%
Astra International Tbk. PT	6,370,500	2,355,578
Bank Mandiri Persero Tbk. PT	5,151,500	1,459,490
First Pacific Co. Ltd.	1,434,000	1,157,826
Indofood Sukses Makmur Tbk. PT	3,202,000	1,424,939
Telkom Indonesia Persero Tbk. PT	9,383,400	1,815,075
United Tractors Tbk. PT	1,220,700	1,973,723
		10,186,631
Ireland — 1.6%
AerCap Holdings NV	20,292	2,642,830
AIB Group plc	265,466	2,446,622
Bank of Ireland Group plc	134,766	2,206,520
Cairn Homes plc	540,795	1,201,814
Glanbia plc	125,606	2,126,002
Glenveagh Properties plc * (a)	665,851	1,464,377
Greencore Group plc	519,260	1,626,932
		13,715,097
Italy — 3.3%
Azimut Holding SpA	40,020	1,566,255
Banca Monte dei Paschi di Siena SpA	160,069	1,403,883
Banco BPM SpA	158,693	2,312,069
BPER Banca SpA	205,557	2,462,964
Danieli & C Officine Meccaniche SpA	42,075	1,613,308
doValue SpA * (a)	531,059	1,658,786
Enel SpA	528,081	5,341,941
Intesa Sanpaolo SpA	986,265	6,356,818
UniCredit SpA	58,002	4,294,856
Unipol Assicurazioni SpA	104,640	2,290,918
		29,301,798
Japan — 15.5%
Asahi Kasei Corp.	231,400	1,773,015
Cosmo Energy Holdings Co. Ltd.	48,200	1,100,666
Credit Saison Co. Ltd.	46,000	1,120,584
Dai-ichi Life Holdings, Inc.	320,000	2,246,080
ENEOS Holdings, Inc.	344,900	2,175,877
Fuji Media Holdings, Inc.	93,400	2,080,606
Inpex Corp.	157,700	2,909,902
Isuzu Motors Ltd.	138,000	1,693,299
Japan Airlines Co. Ltd.	74,400	1,340,346
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Japan Airport Terminal Co. Ltd.	41,100	1,277,036
Japan Petroleum Exploration Co. Ltd.	163,700	1,368,125
Kamigumi Co. Ltd.	47,700	1,431,870
Kandenko Co. Ltd.	69,200	2,114,901
Kanematsu Corp.	54,600	1,105,424
Kansai Paint Co. Ltd.	86,400	1,386,755
KDX Realty Investment Corp., REIT	1,087	1,203,478
Kioxia Holdings Corp. *	46,500	3,243,092
Kyocera Corp.	186,400	2,473,417
Marubeni Corp.	138,100	3,393,949
Mitsubishi UFJ Financial Group, Inc.	698,500	10,551,038
Mitsui & Co. Ltd.	182,400	4,485,513
Mitsui Fudosan Co. Ltd.	316,200	3,292,402
Mizuho Financial Group, Inc.	177,400	5,942,098
Modec, Inc.	30,200	1,959,048
MS&AD Insurance Group Holdings, Inc.	120,500	2,484,043
Namura Shipbuilding Co. Ltd.	60,100	2,038,357
Nippon Yusen KK	62,000	2,141,067
Niterra Co. Ltd.	46,100	1,891,165
Nomura Holdings, Inc.	395,800	2,824,470
Nomura Real Estate Holdings, Inc.	229,000	1,307,790
Obayashi Corp.	115,100	1,947,198
Open House Group Co. Ltd.	29,100	1,400,377
ORIX Corp.	134,200	3,282,807
Osaka Gas Co. Ltd.	47,900	1,507,167
Panasonic Holdings Corp.	229,900	2,671,262
Sankyo Co. Ltd.	116,600	2,022,703
SBI Holdings, Inc.	51,800	2,314,789
Shionogi & Co. Ltd.	117,000	1,962,395
Sojitz Corp.	46,400	1,231,013
Sompo Holdings, Inc.	68,100	2,075,380
Sumitomo Corp.	99,000	2,880,004
Sumitomo Electric Industries Ltd.	98,300	3,583,764
Sumitomo Mitsui Financial Group, Inc.	247,400	6,698,060
Sumitomo Mitsui Trust Group, Inc.	75,100	2,062,739
Sumitomo Realty & Development Co. Ltd.	68,000	2,903,396
T&D Holdings, Inc.	70,900	1,522,615
TBS Holdings, Inc.	44,000	1,519,214
Tokai Rika Co. Ltd.	75,600	1,358,110
Tokyo Century Corp.	94,600	1,116,455
Tokyo Gas Co. Ltd.	28,800	1,010,713
Tokyo Tatemono Co. Ltd.	87,800	1,639,247
Tokyu Fudosan Holdings Corp.	205,100	1,652,838
Toyo Tire Corp.	67,400	1,842,047
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	43

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Toyota Motor Corp.	204,800	4,175,285
Toyota Tsusho Corp.	97,300	2,974,096
Tsubakimoto Chain Co.	115,000	1,609,557
UACJ Corp.	182,800	2,360,471
		135,679,115
Luxembourg — 0.3%
ArcelorMittal SA	71,776	2,740,126
Mexico — 0.6%
Grupo Financiero Banorte SAB de CV, Class O	268,828	2,523,685
Grupo Mexico SAB de CV	335,572	2,895,581
		5,419,266
Netherlands — 2.4%
ABN AMRO Bank NV, CVA (a)	74,069	2,213,084
ASR Nederland NV	25,299	1,688,421
Eurocommercial Properties NV, REIT	36,345	1,085,265
Havas NV	733,458	1,280,013
Heineken Holding NV	29,724	2,007,294
ING Groep NV	212,307	5,301,237
Koninklijke BAM Groep NV	199,629	1,853,135
Koninklijke Heijmans N.V., CVA	25,505	1,806,877
NN Group NV	39,310	2,690,174
SBM Offshore NV	54,731	1,415,291
		21,340,791
Norway — 0.9%
Aker Solutions ASA	436,310	1,198,797
DNB Bank ASA	94,139	2,402,939
Equinor ASA	104,930	2,513,210
Telenor ASA	130,866	1,946,179
		8,061,125
Peru — 0.2%
Hochschild Mining plc	338,827	1,472,875
Poland — 0.3%
ORLEN SA	100,731	2,730,200
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	1,680,395	1,483,290
NOS SGPS SA	284,074	1,230,933
		2,714,223
Qatar — 0.2%
Ooredoo QPSC	439,555	1,635,806
Singapore — 0.4%
Oversea-Chinese Banking Corp. Ltd.	276,400	3,615,699
INVESTMENTS	SHARES	VALUE($)

South Africa — 1.4%
Absa Group Ltd.	164,629	1,839,545
Anglo American plc	96,811	3,662,618
Exxaro Resources Ltd.	117,562	1,199,183
Kumba Iron Ore Ltd.	68,724	1,368,534
MTN Group Ltd.	237,930	2,377,044
Nedbank Group Ltd.	119,224	1,623,991
		12,070,915
South Korea — 6.1%
BGF retail Co. Ltd.	16,388	1,190,751
DB Insurance Co. Ltd.	22,286	1,980,862
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,234	2,072,060
Hyundai Glovis Co. Ltd.	20,005	2,643,943
Hyundai Mobis Co. Ltd.	11,447	2,531,360
Industrial Bank of Korea	92,934	1,259,439
JB Financial Group Co. Ltd.	99,826	1,571,637
KB Financial Group, Inc.	34,077	2,781,828
Kia Corp.	29,441	2,469,471
Korean Air Lines Co. Ltd.	98,211	1,524,062
KT Corp.	21,463	739,306
LG Uplus Corp.	167,665	1,793,448
Samsung Electronics Co. Ltd.	231,649	17,437,661
Samsung Fire & Marine Insurance Co. Ltd.	7,813	2,418,159
Samsung Securities Co. Ltd.	31,953	1,729,352
SK hynix, Inc.	19,338	7,524,290
SK Telecom Co. Ltd.	42,088	1,540,921
		53,208,550
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	386,183	7,780,076
Banco de Sabadell SA	684,727	2,566,971
Banco Santander SA	692,755	7,059,305
CaixaBank SA	339,497	3,588,398
Mapfre SA	264,279	1,167,146
Repsol SA	136,084	2,497,054
Tecnicas Reunidas SA *	48,612	1,739,917
Unicaja Banco SA (a)	448,738	1,211,508
		27,610,375
Sweden — 2.2%
Ambea AB (a)	137,537	1,854,420
Betsson AB, Class B	89,721	1,398,267
Dometic Group AB (c)	249,572	1,219,912
Loomis AB	30,578	1,231,848
Modern Times Group MTG AB, Class B *	105,350	1,416,161
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
NCC AB, Class B	69,460	1,583,403
Skandinaviska Enskilda Banken AB, Class A	157,103	2,999,030
Svenska Handelsbanken AB, Class A	176,140	2,298,510
Swedbank AB, Class A	97,068	2,947,063
Telia Co. AB	594,391	2,339,921
		19,288,535
Switzerland — 0.4%
Aryzta AG *	11,929	764,857
Avolta AG	24,149	1,272,991
Implenia AG (Registered)	23,719	1,882,109
		3,919,957
Taiwan — 1.6%
Arcadyan Technology Corp.	225,000	1,470,410
ASE Technology Holding Co. Ltd.	444,000	3,552,338
Compal Electronics, Inc.	1,823,000	1,947,971
Compeq Manufacturing Co. Ltd.	717,000	2,026,417
Eva Airways Corp.	1,151,000	1,351,121
Genius Electronic Optical Co. Ltd.	87,000	1,182,171
Largan Precision Co. Ltd.	17,000	1,220,161
Zhen Ding Technology Holding Ltd.	299,000	1,578,875
		14,329,464
Thailand — 0.5%
Krung Thai Bank PCL, NVDR	3,035,100	2,555,590
PTT Exploration & Production PCL, NVDR	575,300	1,906,314
		4,461,904
Turkey — 0.4%
Ford Otomotiv Sanayi A/S	668,666	1,576,581
Turk Hava Yollari AO	151,429	1,048,593
Turkiye Garanti Bankasi A/S	405,968	1,296,627
		3,921,801
United Arab Emirates — 0.7%
Dubai Islamic Bank PJSC	342,296	885,457
Emaar Properties PJSC	845,711	3,272,601
Emirates NBD Bank PJSC	245,951	1,881,654
		6,039,712
United Kingdom — 9.2%
3i Group plc	46,447	2,687,917
Balfour Beatty plc	210,909	1,864,030
Barclays plc	985,764	5,287,267
Beazley plc	120,520	1,474,418
British American Tobacco plc	127,825	6,546,627
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Centrica plc	874,229	2,060,385
CK Hutchison Holdings Ltd.	333,000	2,208,281
Currys plc	924,167	1,705,780
Drax Group plc	160,302	1,519,292
easyJet plc	177,832	1,132,221
HSBC Holdings plc	1,037,963	14,530,913
Imperial Brands plc	78,888	3,134,562
International Consolidated Airlines Group SA	343,834	1,890,261
Investec plc	206,536	1,555,142
ITV plc	1,173,232	1,073,926
JD Sports Fashion plc	1,490,549	1,826,499
JET2 plc	51,979	907,704
Johnson Matthey plc	47,331	1,325,566
Keller Group plc	44,855	935,672
Kier Group plc	608,580	1,731,686
Lancashire Holdings Ltd.	163,522	1,435,924
Lloyds Banking Group plc	4,409,327	5,169,890
Marks & Spencer Group plc	258,058	1,348,565
Mitie Group plc	926,245	2,005,300
Morgan Sindall Group plc	25,081	1,532,124
NatWest Group plc	615,746	4,740,331
Paragon Banking Group plc	132,238	1,440,148
Serco Group plc	506,239	1,687,887
SSE plc	47,637	1,200,110
Standard Chartered plc	177,535	3,644,305
TP ICAP Group plc	358,799	1,237,486
		80,840,219
United States — 7.0%
Aegon Ltd.	218,501	1,665,137
BP plc	1,083,926	6,350,518
Buzzi SpA	24,380	1,468,729
Carnival plc *	45,515	1,182,473
GSK plc	293,919	6,881,659
Nestle SA (Registered)	45,039	4,303,407
Novartis AG (Registered)	60,506	7,488,324
Roche Holding AG	43,794	14,185,771
Shell plc	357,678	13,409,143
Swiss Re AG	22,540	4,115,848
		61,051,009
Total Common Stocks (Cost $759,732,780)		858,147,275
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	45

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (d) (e) (Cost $ 22,389,478)	22,378,790	22,387,742
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (d) (e)(Cost $419,283)	419,283	419,283
Total Short-Term Investments (Cost $22,808,761)		22,807,025
Total Investments — 100.4% (Cost $782,541,541)		880,954,300
Liabilities in Excess of Other Assets — (0.4)%		(3,780,249)
NET ASSETS — 100.0%		877,174,051

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $392,961.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	24.3%
Oil, Gas & Consumable Fuels	8.9
Insurance	8.1
Metals & Mining	6.8
Pharmaceuticals	4.6
Real Estate Management & Development	2.8
Diversified Telecommunication Services	2.8
Construction & Engineering	2.7
Automobiles	2.5
Automobile Components	2.4
Technology Hardware, Storage & Peripherals	2.4
Trading Companies & Distributors	2.3
Capital Markets	2.1
Machinery	1.8
Semiconductors & Semiconductor Equipment	1.6
Food Products	1.6
Broadline Retail	1.6
Passenger Airlines	1.4
Tobacco	1.1
Household Durables	1.1
Energy Equipment & Services	1.0
Wireless Telecommunication Services	1.0
Electronic Equipment, Instruments & Components	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	10.5
Short-Term Investments	2.6
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 101.4%
Aerospace & Defense — 0.3%
TransDigm Group, Inc.	65	85,053
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	224	21,598
Automobiles — 3.5%
Tesla, Inc. * (a)	2,127	971,103
Beverages — 2.0%
Keurig Dr Pepper, Inc.	4,675	126,973
PepsiCo, Inc.	2,852	416,649
		543,622
Biotechnology — 1.9%
AbbVie, Inc.	850	185,334
Alnylam Pharmaceuticals, Inc. *	62	28,274
Natera, Inc. *	141	28,049
Neurocrine Biosciences, Inc. *	190	27,210
Regeneron Pharmaceuticals, Inc.	405	263,979
		532,846
Broadline Retail — 6.8%
Alibaba Group Holding Ltd., ADR	326	55,560
Amazon.com, Inc. * (a)	6,612	1,614,783
MercadoLibre, Inc. *	87	202,471
		1,872,814
Building Products — 0.2%
Trane Technologies plc	121	54,287
Capital Markets — 0.4%
Robinhood Markets, Inc., Class A *	682	100,104
Chemicals — 0.5%
Air Products and Chemicals, Inc.	380	92,184
PPG Industries, Inc.	402	39,296
		131,480
Commercial Services & Supplies — 0.8%
Copart, Inc. *	2,816	121,116
Republic Services, Inc., Class A	418	87,044
		208,160
Communications Equipment — 0.5%
Arista Networks, Inc. *	103	16,242
Motorola Solutions, Inc.	299	121,606
		137,848
Construction Materials — 0.2%
Vulcan Materials Co.	205	59,347
INVESTMENTS	SHARES	VALUE($)

Consumer Staples Distribution & Retail — 1.2%
Walmart, Inc.	3,186	322,359
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	4,700	116,325
Electric Utilities — 1.3%
Entergy Corp.	1,200	115,308
NextEra Energy, Inc.	1,200	97,680
Southern Co. (The)	1,566	147,267
		360,255
Electrical Equipment — 0.3%
Eaton Corp. plc	221	84,325
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	234	42,813
Entertainment — 3.8%
Netflix, Inc. * (a)	694	776,489
Take-Two Interactive Software, Inc. *	570	146,131
Walt Disney Co. (The)	1,140	128,387
		1,051,007
Financial Services — 0.7%
Corpay, Inc. *	181	47,124
Mastercard, Inc., Class A	267	147,381
		194,505
Food Products — 0.7%
Mondelez International, Inc., Class A	3,604	207,086
Ground Transportation — 1.1%
Norfolk Southern Corp.	763	216,219
Uber Technologies, Inc. *	944	91,096
		307,315
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	526	65,024
Boston Scientific Corp. *	611	61,540
Stryker Corp.	144	51,299
		177,863
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	149	50,892
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A *	184	53,581
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.	65	330,053
Chipotle Mexican Grill, Inc., Class A *	1,723	54,602
DoorDash, Inc., Class A *	832	211,636
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	47

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	420	107,923
McDonald's Corp.	178	53,121
		757,335
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	214	40,296
Industrial Conglomerates — 0.3%
3M Co.	576	95,904
Industrial REITs — 0.2%
Prologis, Inc.	480	59,563
Interactive Media & Services — 9.9%
Alphabet, Inc., Class C (a)	6,385	1,799,421
Meta Platforms, Inc., Class A	1,433	929,085
		2,728,506
IT Services — 1.4%
International Business Machines Corp.	467	143,560
Shopify, Inc., Class A *	1,414	245,838
		389,398
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	171	97,024
Machinery — 0.3%
Deere & Co.	159	73,399
Media — 0.3%
Charter Communications, Inc., Class A *	345	80,675
Multi-Utilities — 0.3%
CMS Energy Corp.	611	44,939
Public Service Enterprise Group, Inc.	549	44,227
		89,166
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc.	196	41,552
ConocoPhillips	312	27,724
Exxon Mobil Corp.	763	87,257
		156,533
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co.	1,492	68,737
Johnson & Johnson	1,377	260,074
Merck & Co., Inc.	629	54,081
		382,892
Semiconductors & Semiconductor Equipment — 27.9%
Advanced Micro Devices, Inc. *	2,744	702,793
Analog Devices, Inc.	1,847	432,438
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
ASML Holding NV (Registered), NYRS	240	254,215
Broadcom, Inc. (a)	4,703	1,738,370
Intel Corp. *	8,138	325,439
Lam Research Corp.	3,171	499,306
Micron Technology, Inc.	1,928	431,429
NVIDIA Corp. (a)	14,962	3,029,655
NXP Semiconductors NV	1,137	237,769
Teradyne, Inc.	414	75,249
		7,726,663
Software — 16.8%
AppLovin Corp., Class A *	405	258,119
HubSpot, Inc. *	128	62,966
Intuit, Inc.	570	380,503
Microsoft Corp. (a)	4,893	2,533,644
Oracle Corp.	477	125,265
Palantir Technologies, Inc., Class A *	2,582	517,614
Palo Alto Networks, Inc. *	1,405	309,437
Salesforce, Inc.	230	59,894
ServiceNow, Inc. *	140	128,699
Synopsys, Inc. *	436	197,866
Zoom Communications, Inc., Class A *	816	71,180
		4,645,187
Specialty Retail — 0.8%
AutoZone, Inc. *	13	47,768
Lowe's Cos., Inc.	414	98,586
TJX Cos., Inc. (The)	601	84,224
		230,578
Technology Hardware, Storage & Peripherals — 10.2%
Apple, Inc. (a)	9,069	2,451,986
Seagate Technology Holdings plc	1,174	300,403
Western Digital Corp.	402	60,384
		2,812,773
Total Common Stocks (Cost $21,339,402)		28,052,480
	NO. OF CONTRACTS	VALUE($)
Options Purchased — 1.1%
Put Options Purchased — 1.1%
Exchange-Traded Fund — 1.1%
Invesco QQQ Trust 1
11/28/2025 at USD 540.00, American Style
Notional Amount: USD 9,373,143
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — continued
Put Options Purchased — continued
Exchange-Traded Fund — continued
Counterparty: Exchange-Traded *	149	13,261
Invesco QQQ Trust 1
12/31/2025 at USD 569.00, American Style
Notional Amount: USD 9,373,143
Counterparty: Exchange-Traded *	149	82,695
Invesco QQQ Trust 1
1/30/2026 at USD 597.00, American Style
Notional Amount: USD 9,373,143
Counterparty: Exchange-Traded *	149	206,812
		302,768
Total Options Purchased (Cost $532,772)		302,768
	SHARES	VALUE($)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM, 4.00% (b) (c)(Cost $237,113)	237,113	237,113
Total Investments — 103.3% (Cost $22,109,287)		28,592,361
Liabilities in Excess of Other Assets — (3.3)%		(923,112)
NET ASSETS — 100.0%		27,669,249

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $7,009,729.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	49

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)

Written Call Options Contracts as of October 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	149	USD 9,373,143	USD 601.00	11/28/2025	(525,374)
Invesco QQQ Trust 1	Exchange-Traded	149	USD 9,373,143	USD 635.00	12/31/2025	(287,868)
Invesco QQQ Trust 1	Exchange-Traded	149	USD 9,373,143	USD 671.00	1/30/2026	(159,132)
						(972,374)
Written Put Options Contracts as of October 31, 2025
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	149	USD 9,373,143	USD 445.00	11/28/2025	(2,533)
Invesco QQQ Trust 1	Exchange-Traded	149	USD 9,373,143	USD 480.00	12/31/2025	(17,880)
Invesco QQQ Trust 1	Exchange-Traded	149	USD 9,373,143	USD 500.00	1/30/2026	(44,551)
						(64,964)
Total Written Options Contracts (Premiums Received $523,530)						(1,037,338)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025

	JPMorgan Active China ETF	JPMorgan Active Developing Markets Equity ETF	JPMorgan ActiveBuilders Emerging Markets Equity ETF
ASSETS:
Investments in non-affiliates, at value	$15,697,616	$18,795,046	$1,262,048,462
Investments in affiliates, at value	39,336	—	24,898,682
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	22,695	1,509,398
Cash	7	135,537	754,616
Foreign currency, at value	2,540	1,600	67,199
Receivables:
Dividends from non-affiliates	6,698	14,834	861,360
Dividends from affiliates	247	—	24,933
Tax reclaims	—	—	96,830
Securities lending income (See Note 2.C.)	—	145	424
Total Assets	15,746,444	18,969,857	1,290,261,904
LIABILITIES:
Payables:
Investment securities purchased	—	5,197	—
Collateral received on securities loaned (See Note 2.C.)	—	22,695	1,509,398
Accrued liabilities:
Management fees (See Note 3.A.)	8,801	10,162	356,970
Deferred foreign capital gains tax	—	49,417	2,930,190
Other	—	—	2,404
Total Liabilities	8,801	87,471	4,798,962
Net Assets	$15,737,643	$18,882,386	$1,285,462,942
NET ASSETS:
Paid-in-Capital	$13,355,518	$14,294,583	$1,118,880,065
Total distributable earnings (loss)	2,382,125	4,587,803	166,582,877
Total Net Assets	$15,737,643	$18,882,386	$1,285,462,942
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	275,000	300,000	25,800,000
Net asset value, per share	$57.23	$62.94	$49.82
Cost of investments in non-affiliates	$12,197,433	$14,313,842	$913,824,498
Cost of investments in affiliates	39,336	—	24,901,111
Cost of foreign currency	2,542	1,607	67,232
Investment securities on loan, at value (See Note 2.C.)	—	22,121	1,422,161
Cost of investment of cash collateral (See Note 2.C.)	—	22,695	1,509,398
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	51

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025 (continued)

	JPMorgan Dividend Leaders ETF	JPMorgan Equity and Options Total Return ETF	JPMorgan Flexible Income ETF
ASSETS:
Investments in non-affiliates, at value	$7,909,700	$47,437,527	$9,477,312
Investments in affiliates, at value	—	764,872	20,798,915
Cash	148,994	749	526,993
Foreign currency, at value	2,571	—	16,985
Receivables:
Due from custodian	26,806	—	—
Investment securities sold	39,697	364,709	38,346
Interest from non-affiliates	—	—	3,652
Dividends from non-affiliates	9,742	22,561	13,935
Dividends from affiliates	—	2,414	1,807
Tax reclaims	3,452	—	2,666
Variation margin on futures contracts	—	—	9,601
Due from adviser	—	—	3,474
Total Assets	8,140,962	48,592,832	30,893,686
LIABILITIES:
Payables:
Investment securities purchased	118,695	362,199	84,260
Options written, at value	—	659,634	—
Accrued liabilities:
Management fees (See Note 3.A.)	3,217	13,112	9,110
Total Liabilities	121,912	1,034,945	93,370
Net Assets	$8,019,050	$47,557,887	$30,800,316
NET ASSETS:
Paid-in-Capital	$7,194,839	$45,771,814	$29,520,837
Total distributable earnings (loss)	824,211	1,786,073	1,279,479
Total Net Assets	$8,019,050	$47,557,887	$30,800,316
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	150,000	900,000	600,000
Net asset value, per share	$53.46	$52.84	$51.33
Cost of investments in non-affiliates	$7,189,854	$45,299,751	$8,817,614
Cost of investments in affiliates	—	764,872	20,637,211
Cost of foreign currency	2,584	—	17,015
Premiums received from options written	—	339,670	—
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan Global Select Equity ETF	JPMorgan Healthcare Leaders ETF	JPMorgan Hedged Equity Laddered Overlay ETF
ASSETS:
Investments in non-affiliates, at value	$6,969,119,213	$8,145,573	$3,512,115,399
Investments in affiliates, at value	6,414,887	—	21,922,663
Options purchased, at value	—	—	28,776,920
Restricted cash for exchange-traded options	—	—	1,020
Cash	406,401	64,449	85,010
Foreign currency, at value	708,641	302	—
Receivables:
Investment securities sold	61,943,640	39,999	28,827,388
Fund shares sold	—	—	60,839,305
Dividends from non-affiliates	5,942,546	10,674	1,245,803
Dividends from affiliates	28,795	—	73,394
Tax reclaims	3,181,679	4,232	—
Total Assets	7,047,745,802	8,265,229	3,653,886,902
LIABILITIES:
Payables:
Investment securities purchased	21,449,367	42,699	69,058,808
Fund shares redeemed	30,814,769	—	3,087,965
Options written, at value	—	—	69,186,515
Accrued liabilities:
Management fees (See Note 3.A.)	2,889,505	4,641	1,462,262
Total Liabilities	55,153,641	47,340	142,795,550
Net Assets	$6,992,592,161	$8,217,889	$3,511,091,352
NET ASSETS:
Paid-in-Capital	$6,118,905,730	$7,578,880	$3,356,698,469
Total distributable earnings (loss)	873,686,431	639,009	154,392,883
Total Net Assets	$6,992,592,161	$8,217,889	$3,511,091,352
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	102,550,000	150,000	53,550,000
Net asset value, per share	$68.19	$54.79	$65.57
Cost of investments in non-affiliates	$6,048,969,507	$6,998,330	$2,981,970,267
Cost of investments in affiliates	6,415,528	—	21,922,663
Cost of options purchased	—	—	46,733,945
Cost of foreign currency	713,267	309	—
Premiums received from options written	—	—	46,401,615
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	53

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025 (continued)

	JPMorgan International Growth ETF	JPMorgan International Value ETF	JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
ASSETS:
Investments in non-affiliates, at value	$275,573,471	$858,147,275	$28,052,480
Investments in affiliates, at value	2,537,783	22,387,742	237,113
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	1,075,405	419,283	—
Options purchased, at value	—	—	302,768
Cash	85,935	242,114	19
Foreign currency, at value	23	604,934	—
Segregated cash balance with Authorized Participant for deposit securities	—	16,401,743	—
Receivables:
Investment securities sold	508,233	—	882,641
Fund shares sold	—	20,758	77,645
Dividends from non-affiliates	239,857	1,967,769	6,729
Dividends from affiliates	4,383	40,403	835
Tax reclaims	103,027	410,374	—
Securities lending income (See Note 2.C.)	183	6,244	—
Total Assets	280,128,300	900,648,639	29,560,230
LIABILITIES:
Payables:
Investment securities purchased	—	6,020,505	840,879
Collateral received on securities loaned (See Note 2.C.)	1,075,405	419,283	—
Collateral upon return of deposit securities	—	16,401,743	—
Options written, at value	—	—	1,037,338
Accrued liabilities:
Management fees (See Note 3.A.)	130,384	369,094	12,764
Deferred foreign capital gains tax	196,535	263,963	—
Total Liabilities	1,402,324	23,474,588	1,890,981
Net Assets	$278,725,976	$877,174,051	$27,669,249
NET ASSETS:
Paid-in-Capital	$255,667,356	$760,593,139	$24,560,794
Total distributable earnings (loss)	23,058,620	116,580,912	3,108,455
Total Net Assets	$278,725,976	$877,174,051	$27,669,249
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	3,650,000	11,500,000	475,000
Net asset value, per share	$76.36	$76.28	$58.25
Cost of investments in non-affiliates	$236,872,472	$759,732,780	$21,339,402
Cost of investments in affiliates	2,537,967	22,389,478	237,113
Cost of options purchased	—	—	532,772
Cost of foreign currency	23	604,814	—
Investment securities on loan, at value (See Note 2.C.)	1,021,577	392,961	—
Cost of investment of cash collateral (See Note 2.C.)	1,075,405	419,283	—
Premiums received from options written	—	—	523,530
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	October 31, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025

	JPMorgan Active China ETF	JPMorgan Active Developing Markets Equity ETF	JPMorgan ActiveBuilders Emerging Markets Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$921	$928	$922
Interest income from affiliates	—	1,310	16,919
Dividend income from non-affiliates	366,496	478,820	32,920,058
Dividend income from affiliates	2,155	—	480,351
Income from securities lending (net) (See Note 2.C.)	—	495	23,888
Foreign taxes withheld (net)	(30,018)	(55,396)	(3,838,842)
Total investment income	339,554	426,157	29,603,296
EXPENSES:
Management fees (See Note 3.A.)	86,741	100,785	3,748,695
Interest expense to affiliates	—	—	24,559
Total expenses	86,741	100,785	3,773,254
Net investment income (loss)	252,813	325,372	25,830,042
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	167,900	(82,175)(a)	14,716,744 (b)
Investments in affiliates	30	—	9,666
In-kind redemptions of investments in non-affiliates (See Note 4)	—	—	14,236,850
Foreign currency transactions	458	(4,232)	(372,315)
Net realized gain (loss)	168,388	(86,407)	28,590,945
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,993,196	4,416,962 (c)	259,990,651 (d)
Investments in affiliates	—	—	(2,429)
Foreign currency translations	(5)	415	34,514
Change in net unrealized appreciation/depreciation	2,993,191	4,417,377	260,022,736
Net realized/unrealized gains (losses)	3,161,579	4,330,970	288,613,681
Change in net assets resulting from operations	$3,414,392	$4,656,342	$314,443,723

(a)
Net of foreign capital gains tax of $(5,370).
(b)
Net of foreign capital gains tax of $(1,492,414).
(c)
Net of change in foreign capital gains tax of $(36,036).
(d)
Net of change in foreign capital gains tax of $1,285,876.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	55

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025 (continued)

	JPMorgan Dividend Leaders ETF	JPMorgan Equity and Options Total Return ETF (a)	JPMorgan Flexible Income ETF (b)
INVESTMENT INCOME:
Interest income from non-affiliates	$927	$744	$11,237
Interest income from affiliates	664	30	1,506
Dividend income from non-affiliates	179,321	79,884	254,984
Dividend income from affiliates	29	5,066	1,173,268
Income from securities lending (net) (See Note 2.C.)	—	—	60
Foreign taxes withheld (net)	(8,935)	—	(21,492)
Total investment income	172,006	85,724	1,419,563
EXPENSES:
Management fees (See Note 3.A.)	34,784	28,171	72,805
Interest expense to affiliates	—	42	—
Total expenses	34,784	28,213	72,805
Less fees waived	—	—	(27,831)
Net expenses	34,784	28,213	44,974
Net investment income (loss)	137,222	57,511	1,374,589
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	95,916	(161,431)	76,975
Investments in affiliates	—	—	(8,338)
In-kind redemptions of investments in non-affiliates (See Note 4)	—	533,477	—
Futures contracts	—	—	194,260
Foreign currency transactions	(507)	—	947
Options written	—	82,358	—
Net realized gain (loss)	95,409	454,404	263,844
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	840,059	2,137,776	659,698
Investments in affiliates	—	—	161,704
Futures contracts	—	—	159,520
Foreign currency translations	208	—	(106)
Options written	—	(319,964)	—
Change in net unrealized appreciation/depreciation	840,267	1,817,812	980,816
Net realized/unrealized gains (losses)	935,676	2,272,216	1,244,660
Change in net assets resulting from operations	$1,072,898	$2,329,727	$2,619,249

(a)
Commencement of operations was August 18, 2025.
(b)
Commencement of operations was February 12, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan Global Select Equity ETF	JPMorgan Healthcare Leaders ETF	JPMorgan Hedged Equity Laddered Overlay ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$6,092	$919	$2,221
Interest income from affiliates	40,501	606	788
Dividend income from non-affiliates	116,650,144	118,100	35,254,504
Dividend income from affiliates	2,765,155	1,095	567,677
Income from securities lending (net) (See Note 2.C.)	191,403	—	—
Foreign taxes withheld (net)	(5,587,271)	(4,646)	—
Total investment income	114,066,024	116,074	35,825,190
EXPENSES:
Management fees (See Note 3.A.)	31,653,607	50,448	14,340,178
Interest expense to affiliates	2,251	2	185
Total expenses	31,655,858	50,450	14,340,363
Net investment income (loss)	82,410,166	65,624	21,484,827
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(113,833,512)	(570,378)	(40,190,761)
Investments in affiliates	127	—	—
In-kind redemptions of investments in non-affiliates (See Note 4)	278,624,393	207,771	169,636,657
In-kind redemptions of options purchased (See Note 4)	—	—	13,758,704
Options purchased	—	—	(143,346,439)
Foreign currency transactions	(930,685)	200	—
Options written	—	—	(123,951,082)
Net realized gain (loss)	163,860,323	(362,407)	(124,092,921)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	569,767,762	354,690	389,759,806
Investments in affiliates	(3,021)	—	—
Options purchased	—	—	(15,385,766)
Foreign currency translations	110,521	225	—
Options written	—	—	(27,260,016)
Change in net unrealized appreciation/depreciation	569,875,262	354,915	347,114,024
Net realized/unrealized gains (losses)	733,735,585	(7,492)	223,021,103
Change in net assets resulting from operations	$816,145,751	$58,132	$244,505,930
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	57

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025 (continued)

	JPMorgan International Growth ETF	JPMorgan International Value ETF	JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$5,625	$3,436	$930
Interest income from affiliates	3,827	10,800	93
Dividend income from non-affiliates	2,168,977	15,133,893	112,534
Dividend income from affiliates	108,880	267,050	7,115
Income from securities lending (net) (See Note 2.C.)	3,703	19,693	—
Foreign taxes withheld (net)	(201,794)	(1,507,590)	—
Total investment income	2,089,218	13,927,282	120,672
EXPENSES:
Management fees (See Note 3.A.)	755,345	1,832,409	82,458
Interest expense to non-affiliates	—	11	—
Interest expense to affiliates	52	965	18
Total expenses	755,397	1,833,385	82,476
Net investment income (loss)	1,333,821	12,093,897	38,196
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	384,741 (b)	7,063,019	47,712
Investments in affiliates	1,218	2,563	—
In-kind redemptions of investments in non-affiliates (See Note 4)	4,095,631	—	1,233,476
In-kind redemptions of options purchased (See Note 4)	—	—	(76,918)
Options purchased	—	—	(1,180,470)
Futures contracts	(268,493)	412,423	—
Foreign currency transactions	(20,844)	(225,882)	—
Options written	—	—	(1,747,641)
Net realized gain (loss)	4,192,253	7,252,123	(1,723,841)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	23,051,264 (c)	93,415,283 (d)	6,713,078
Investments in affiliates	(937)	(1,740)	—
Options purchased	—	—	(230,004)
Futures contracts	3,690	—	—
Foreign currency translations	2,820	(34,028)	—
Options written	—	—	(513,808)
Change in net unrealized appreciation/depreciation	23,056,837	93,379,515	5,969,266
Net realized/unrealized gains (losses)	27,249,090	100,631,638	4,245,425
Change in net assets resulting from operations	$28,582,911	$112,725,535	$4,283,621

(a)
Commencement of operations was March 26, 2025.
(b)
Net of foreign capital gains tax of $(3,230).
(c)
Net of change in foreign capital gains tax of $(185,821).
(d)
Net of change in foreign capital gains tax of $(263,963).
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	October 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active China ETF		JPMorgan Active Developing Markets Equity ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Period Ended October 31, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$252,813	$249,104	$325,372	$160,082
Net realized gain (loss)	168,388	(1,279,343)	(86,407)	(36,037)
Change in net unrealized appreciation/depreciation	2,993,191	2,604,187	4,417,377	14,504
Change in net assets resulting from operations	3,414,392	1,573,948	4,656,342	138,549
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(253,868)	(216,655)	(207,088)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	660,857	—	—	14,294,583
NET ASSETS:
Change in net assets	3,821,381	1,357,293	4,449,254	14,433,132
Beginning of period	11,916,262	10,558,969	14,433,132	—
End of period	$15,737,643	$11,916,262	$18,882,386	$14,433,132
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$660,857	$—	$—	$14,320,122
Cost of shares redeemed	—	—	—	(25,539)
Total change in net assets resulting from capital transactions	$660,857	$—	$—	$14,294,583
SHARE TRANSACTIONS:
Issued	15,000	—	—	300,000
Net increase in shares from share transactions	15,000	—	—	300,000

(a)
Commencement of operations was May 16, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan ActiveBuilders Emerging Markets Equity ETF		JPMorgan Dividend Leaders ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Period Ended October 31, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$25,830,042	$23,837,173	$137,222	$3,940
Net realized gain (loss)	28,590,945	(56,228,549)	95,409	(12,869)
Change in net unrealized appreciation/depreciation	260,022,736	214,324,026	840,267	(120,406)
Change in net assets resulting from operations	314,443,723	181,932,650	1,072,898	(129,335)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(25,267,940)	(25,156,045)	(121,676)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(54,356,189)	(3,083,232)	1,180,346	6,016,817
NET ASSETS:
Change in net assets	234,819,594	153,693,373	2,131,568	5,887,482
Beginning of period	1,050,643,348	896,949,975	5,887,482	—
End of period	$1,285,462,942	$1,050,643,348	$8,019,050	$5,887,482
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$62,706,050	$206,681,932	$1,180,346	$6,016,817
Cost of shares redeemed	(117,062,239)	(209,765,164)	—	—
Total change in net assets resulting from capital transactions	$(54,356,189)	$(3,083,232)	$1,180,346	$6,016,817
SHARE TRANSACTIONS:
Issued	1,600,000	5,700,000	25,000	125,000
Redeemed	(2,600,000)	(5,700,000)	—	—
Net increase (decrease) in shares from share transactions	(1,000,000)	—	25,000	125,000

(a)
Commencement of operations was September 25, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan Equity and Options Total Return ETF	JPMorgan Flexible Income ETF
	Period Ended October 31, 2025 (a)	Period Ended October 31, 2025 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$57,511	$1,374,589
Net realized gain (loss)	454,404	263,844
Change in net unrealized appreciation/depreciation	1,817,812	980,816
Change in net assets resulting from operations	2,329,727	2,619,249
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(10,253)	(1,339,770)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	45,238,413	29,520,837
NET ASSETS:
Change in net assets	47,557,887	30,800,316
Beginning of period	—	—
End of period	$47,557,887	$30,800,316
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$50,534,228	$29,522,575
Cost of shares redeemed	(5,295,815)	(1,738)
Total change in net assets resulting from capital transactions	$45,238,413	$29,520,837
SHARE TRANSACTIONS:
Issued	1,000,000	600,001
Redeemed	(100,000)	(1)
Net increase in shares from share transactions	900,000	600,000

(a)
Commencement of operations was August 18, 2025.
(b)
Commencement of operations was February 12, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	61

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Global Select Equity ETF		JPMorgan Healthcare Leaders ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Period Ended October 31, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$82,410,166	$29,280,890	$65,624	$51,816
Net realized gain (loss)	163,860,323	96,682,544	(362,407)	1,067,987
Change in net unrealized appreciation/depreciation	569,875,262	353,488,930	354,915	792,538
Change in net assets resulting from operations	816,145,751	479,452,364	58,132	1,912,341
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(128,903,785)	(3,187,995)	(422,493)	(15,930)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,447,452,986	3,539,956,807	1,361,415	5,324,424
NET ASSETS:
Change in net assets	2,134,694,952	4,016,221,176	997,054	7,220,835
Beginning of period	4,857,897,209	841,676,033	7,220,835	—
End of period	$6,992,592,161	$4,857,897,209	$8,217,889	$7,220,835
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,769,682,852	$3,659,582,414	$2,714,199	$9,600,000
Cost of shares redeemed	(1,322,229,866)	(119,625,607)	(1,352,784)	(4,275,576)
Total change in net assets resulting from capital transactions	$1,447,452,986	$3,539,956,807	$1,361,415	$5,324,424
SHARE TRANSACTIONS:
Issued	44,250,000	63,150,000	50,000	200,000
Redeemed	(20,925,000)	(2,200,000)	(25,000)	(75,000)
Net increase in shares from share transactions	23,325,000	60,950,000	25,000	125,000

(a)
Commencement of operations was November 1, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan Hedged Equity Laddered Overlay ETF		JPMorgan International Growth ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$21,484,827	$5,715,262	$1,333,821	$999,866
Net realized gain (loss)	(124,092,921)	(26,464,636)	4,192,253	1,388,998
Change in net unrealized appreciation/depreciation	347,114,024	142,824,797	23,056,837	16,005,824
Change in net assets resulting from operations	244,505,930	122,075,423	28,582,911	18,394,688
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(21,391,714)	(4,110,810)	(1,959,169)	(1,328,751)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,445,095,343	1,663,323,365	144,238,781	8,692,489
NET ASSETS:
Change in net assets	1,668,209,559	1,781,287,978	170,862,523	25,758,426
Beginning of period	1,842,881,793	61,593,815	107,863,453	82,105,027
End of period	$3,511,091,352	$1,842,881,793	$278,725,976	$107,863,453
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,281,962,581	$1,685,800,449	$164,226,972	$22,350,331
Cost of shares redeemed	(836,867,238)	(22,477,084)	(19,988,191)	(13,657,842)
Total change in net assets resulting from capital transactions	$1,445,095,343	$1,663,323,365	$144,238,781	$8,692,489
SHARE TRANSACTIONS:
Issued	36,850,000	29,375,000	2,275,000	350,000
Redeemed	(13,525,000)	(400,000)	(300,000)	(250,000)
Net increase in shares from share transactions	23,325,000	28,975,000	1,975,000	100,000
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	63

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan International Value ETF		JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Period Ended October 31, 2025 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,093,897	$1,331,121	$38,196
Net realized gain (loss)	7,252,123	451,681	(1,723,841)
Change in net unrealized appreciation/depreciation	93,379,515	5,244,557	5,969,266
Change in net assets resulting from operations	112,725,535	7,027,359	4,283,621
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(2,531,502)	(93,948)	(31,473)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	663,941,117	84,602,925	23,417,101
NET ASSETS:
Change in net assets	774,135,150	91,536,336	27,669,249
Beginning of period	103,038,901	11,502,565	—
End of period	$877,174,051	$103,038,901	$27,669,249
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$664,063,318	$84,633,896	$29,024,871
Cost of shares redeemed	(122,201)	(30,971)	(5,607,770)
Total change in net assets resulting from capital transactions	$663,941,117	$84,602,925	$23,417,101
SHARE TRANSACTIONS:
Issued	9,700,000	1,550,000	575,000
Redeemed	—	—	(100,000)
Net increase in shares from share transactions	9,700,000	1,550,000	475,000

(a)
Commencement of operations was March 26, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	October 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active China ETF
Year Ended October 31, 2025	$45.83	$0.92	$11.40	$12.32	$(0.92)	$—	$(0.92)
Year Ended October 31, 2024	40.61	0.96	5.09	6.05	(0.83)	—	(0.83)
March 15, 2023 (g) through October 31, 2023	48.00	0.75	(8.14)	(7.39)	—	—	—
JPMorgan Active Developing Markets Equity ETF
Year Ended October 31, 2025	48.11	1.08	14.44	15.52	(0.69)	—	(0.69)
May 16, 2024 (g) through October 31, 2024	48.00	0.55	(0.44)	0.11	—	—	—
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Year Ended October 31, 2025	39.20	0.94	10.59	11.53	(0.91)	—	(0.91)
Year Ended October 31, 2024	33.47	0.89	5.91	6.80	(1.07)	—	(1.07)
Year Ended October 31, 2023	31.07	0.86	2.45	3.31	(0.91)	—	(0.91)
Year Ended October 31, 2022	47.92	1.14	(17.27)	(16.13)	(0.63)	(0.09)	(0.72)
March 10, 2021 (g) through October 31, 2021	48.00	0.66	(0.74)	(0.08)	—	—	—
JPMorgan Dividend Leaders ETF
Year Ended October 31, 2025	47.10	0.92	6.25	7.17	(0.81)	—	(0.81)
September 25, 2024 (g) through October 31, 2024	48.00	0.03	(0.93)	(0.90)	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Includes interest expense, which is less than 0.01% unless otherwise noted.
(j)	Does not include expenses of unaffiliated Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	October 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$57.23	$57.67	27.48%	27.43%	$15,737,643	0.65%	1.89%	0.65%	67%
45.83	46.20	15.31	15.78	11,916,262	0.65	2.34	0.65	42
40.61	40.77	(15.40)	(15.06)(h)	10,558,969	0.65	2.64	0.65	17

62.94	63.31	32.74	32.83	18,882,386	0.65	2.10	0.65	30
48.11	48.36	0.23	0.75 (h)	14,433,132	0.65	2.49	0.65	15

49.82	49.80	30.15	29.46	1,285,462,942	0.33	2.27	0.33	42
39.20	39.39	20.67	21.30	1,050,643,348	0.34 (i)	2.39	0.34 (i)	50
33.47	33.45	10.61	10.27	896,949,975	0.33	2.41	0.33	46
31.07	31.15	(34.15)	(34.32)	907,154,126	0.33	3.05	0.33	28
47.92	48.17	(0.17)	0.35 (h)	325,863,960	0.30 (j)	2.11	0.33 (j)	40

53.46	53.51	15.36	15.05	8,019,050	0.47	1.85	0.47	75
47.10	47.27	(1.88)	(1.52)(h)	5,887,482	0.47	0.69	0.47	7
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity and Options Total Return ETF
August 18, 2025 (g) through October 31, 2025	$50.00	$0.07	$2.78	$2.85	$(0.01)	$—	$(0.01)
JPMorgan Flexible Income ETF
February 12, 2025 (g) through October 31, 2025	49.00	2.32	2.24	4.56	(2.23)	—	(2.23)
JPMorgan Global Select Equity ETF
Year Ended October 31, 2025	61.32	0.77	7.30	8.07	(0.38)	(0.82)	(1.20)
Year Ended October 31, 2024	46.06	0.65	14.78	15.43	(0.17)	—	(0.17)
September 13, 2023 (g) through October 31, 2023	48.00	0.00 (i)	(1.94)	(1.94)	—	—	—
JPMorgan Healthcare Leaders ETF
Year Ended October 31, 2025	57.77	0.44	(0.60)	(0.16)	(0.33)	(2.49)	(2.82)
November 1, 2023 (g) through October 31, 2024	48.00	0.33	9.52	9.85	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	October 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate(c)

$52.84	$52.93	5.71%	5.89%(h)	$47,557,887	0.35%	0.71%	0.35%	6%

51.33	51.22	9.70	9.45 (h)	30,800,316	0.22	6.62	0.35	13

68.19	68.21	13.37	13.20	6,992,592,161	0.47	1.22	0.47	126
61.32	61.43	33.57	33.60	4,857,897,209	0.47	1.11	0.47	103
46.06	46.13	(4.04)	(3.90)(h)	841,676,033	0.47	0.07	0.47	8

54.79	54.83	(0.04)	(0.37)	8,217,889	0.65	0.85	0.65	92
57.77	58.02	20.53	21.06 (h)	7,220,835	0.65	0.59	0.65	55
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity Laddered Overlay ETF
Year Ended October 31, 2025	$60.97	$0.47	$4.60	$5.07	$(0.47)	$—	$(0.47)
Year Ended October 31, 2024	49.28	0.46	11.55	12.01	(0.32)	—	(0.32)
September 28, 2023 (g) through October 31, 2023	50.00	0.03	(0.75)	(0.72)	—	—	—
JPMorgan International Growth ETF
Year Ended October 31, 2025	64.40	0.67	12.35	13.02	(1.06)	—	(1.06)
Year Ended October 31, 2024	52.13	0.69	12.56	13.25	(0.98)	—	(0.98)
Year Ended October 31, 2023	47.81	0.68	4.12	4.80	(0.48)	—	(0.48)
Year Ended October 31, 2022	79.09	0.44	(30.69)	(30.25)	(0.49)	(0.54)	(1.03)
Year Ended October 31, 2021	62.98	0.19	15.95	16.14	(0.03)	—	(0.03)
JPMorgan International Value ETF
Year Ended October 31, 2025	57.24	2.47	17.93	20.40	(1.19)	(0.17)	(1.36)
Year Ended October 31, 2024	46.01	2.06	9.55	11.61	(0.38)	—	(0.38)
September 13, 2023 (g) through October 31, 2023	48.00	0.15	(2.14)	(1.99)	—	—	—
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
March 26, 2025 (g) through October 31, 2025	50.00	0.07	8.24	8.31	(0.06)	—	(0.06)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	October 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$65.57	$65.60	8.35%	8.15%	$3,511,091,352	0.50%	0.75%	0.50%	30%
60.97	61.11	24.43	24.71	1,842,881,793	0.50	0.79	0.50	30
49.28	49.28	(1.44)	(1.44)(h)	61,593,815	0.50	0.70	0.50	4

76.36	76.57	20.56	20.36	278,725,976	0.55	0.97	0.55	64
64.40	64.68	25.64	26.24	107,863,453	0.55	1.11	0.55	51
52.13	52.11	10.03	10.01	82,105,027	0.55	1.21	0.55	53
47.81	47.80	(38.72)	(38.97)	54,982,105	0.55	0.75	0.55	32
79.09	79.40	25.63	25.85	61,291,950	0.55	0.25	0.55	37

76.28	76.45	36.57	36.04	877,174,051	0.55	3.60	0.55	46
57.24	57.58	25.35	25.52	103,038,901	0.55	3.65	0.55	55
46.01	46.22	(4.15)	(3.71)(h)	11,502,565	0.55	2.46	0.55	4

58.25	58.36	16.63	16.85 (h)	27,669,249	0.50	0.23	0.50	24
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 12 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active China ETF	Non-Diversified
JPMorgan Active Developing Markets Equity ETF	Diversified
JPMorgan ActiveBuilders Emerging Markets Equity ETF	Diversified
JPMorgan Dividend Leaders ETF	Diversified
JPMorgan Equity and Options Total Return ETF(1)	Non-Diversified
JPMorgan Flexible Income ETF(2)	Diversified
JPMorgan Global Select Equity ETF	Diversified
JPMorgan Healthcare Leaders ETF	Diversified
JPMorgan Hedged Equity Laddered Overlay ETF	Diversified
JPMorgan International Growth ETF	Diversified
JPMorgan International Value ETF	Diversified
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF(3)	Non-Diversified

(1)	Commencement of operations was August 18, 2025.
(2)	Commencement of operations was February 12, 2025.
(3)	Commencement of operations was March 26, 2025.
The investment objective of JPMorgan Active China ETF (“Active China ETF”), JPMorgan Active Developing Markets Equity ETF (“Active Developing Markets Equity ETF”), JPMorgan ActiveBuilders Emerging Markets Equity ETF (“ActiveBuilders Emerging Markets Equity ETF”), JPMorgan Global Select Equity ETF ("Global Select Equity ETF"), JPMorgan Healthcare Leaders ETF ("Healthcare Leaders ETF"), JPMorgan International Growth ETF (“International Growth ETF”) and JPMorgan International Value ETF ("International Value ETF") is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Dividend Leaders ETF ("Dividend Leaders ETF") is to seek to provide long-term capital growth and current income.
The investment objective of JPMorgan Equity and Options Total Return ETF ("Equity and Options Total Return ETF”) is to seek to provide total return.
The investment objective of JPMorgan Flexible Income ETF ("Flexible Income ETF") is to seek to maximize income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Hedged Equity Laddered Overlay ETF (“Hedged Equity Laddered Overlay ETF”) and JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (“Nasdaq Hedged Equity Laddered Overlay ETF”) is to seek to provide capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.

72	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active China ETF	NYSE Arca, Inc.
Active Developing Markets Equity ETF	NYSE Arca, Inc.
ActiveBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.
Dividend Leaders ETF	NYSE Arca, Inc.
Equity and Options Total Return ETF	Cboe BZX Exchange, Inc.
Flexible Income ETF	NYSE Arca, Inc.
Global Select Equity ETF	The NASDAQ Stock Market® LLC
Healthcare Leaders ETF	The NASDAQ Stock Market® LLC
Hedged Equity Laddered Overlay ETF	NYSE Arca, Inc.
International Growth ETF	NYSE Arca, Inc.
International Value ETF	The NASDAQ Stock Market® LLC
Nasdaq Hedged Equity Laddered Overlay ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Active China ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$439,012	$—	$439,012
Banks	—	1,744,617	—	1,744,617
Beverages	—	401,721	—	401,721
Broadline Retail	520,328	1,536,326	—	2,056,654
Capital Markets	—	318,635	—	318,635
Chemicals	—	308,122	—	308,122
Construction Materials	—	166,520	—	166,520
Electrical Equipment	—	729,109	—	729,109
Electronic Equipment, Instruments & Components	—	834,268	—	834,268
Entertainment	—	420,911	—	420,911
Gas Utilities	—	177,751	—	177,751
Health Care Equipment & Supplies	—	135,854	—	135,854
Hotels, Restaurants & Leisure	—	343,548	—	343,548
Independent Power and Renewable Electricity Producers	—	186,601	—	186,601
Insurance	—	752,229	—	752,229
Interactive Media & Services	—	2,241,886	—	2,241,886
Machinery	—	1,039,050	—	1,039,050
Metals & Mining	—	388,165	—	388,165
Oil, Gas & Consumable Fuels	—	583,658	—	583,658

74	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Active China ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pharmaceuticals	$—	$329,249	$—	$329,249
Professional Services	135,641	—	—	135,641
Semiconductors & Semiconductor Equipment	—	882,373	—	882,373
Specialty Retail	—	153,604	—	153,604
Technology Hardware, Storage & Peripherals	—	732,496	—	732,496
Textiles, Apparel & Luxury Goods	—	195,942	—	195,942
Total Common Stocks	655,969	15,041,647	—	15,697,616
Short-Term Investments
Investment Companies	39,336	—	—	39,336
Total Investments in Securities	$695,305	$15,041,647	$—	$15,736,952

Active Developing Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$148,800	$—	$—	$148,800
Brazil	1,416,774	—	—	1,416,774
China	748,721	4,594,673	—	5,343,394
Greece	—	328,591	—	328,591
Guatemala	75,847	—	—	75,847
Hong Kong	—	324,193	—	324,193
Hungary	—	100,324	—	100,324
India	405,567	1,342,953	—	1,748,520
Indonesia	—	468,965	—	468,965
Mexico	633,761	—	—	633,761
Panama	59,475	—	—	59,475
Peru	35,757	—	—	35,757
Portugal	—	64,851	—	64,851
Saudi Arabia	—	432,882	—	432,882
Singapore	198,846	—	—	198,846
South Africa	41,110	397,977	—	439,087
South Korea	89,772	2,592,194	—	2,681,966
Spain	—	142,332	—	142,332
Taiwan	—	3,531,619	—	3,531,619
Thailand	—	151,875	—	151,875
Turkey	—	340,045	—	340,045
United States	127,142	—	—	127,142
Total Common Stocks	3,981,572	14,813,474	—	18,795,046
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	22,695	—	—	22,695
Total Investments in Securities	$4,004,267	$14,813,474	$—	$18,817,741

October 31, 2025	J.P. Morgan Exchange-Traded Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
ActiveBuilders Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$833,999	$—	$—	$833,999
Austria	—	482,704	—	482,704
Brazil	71,224,292	—	—	71,224,292
Chile	1,769,725	—	—	1,769,725
China	15,190,297	331,864,526	—	347,054,823
Colombia	738,871	—	—	738,871
Cyprus	—	720,196	—	720,196
Georgia	—	348,035	—	348,035
Greece	2,289,993	11,994,875	—	14,284,868
Guatemala	2,065,962	—	—	2,065,962
Hong Kong	325,274	13,849,491	—	14,174,765
Hungary	—	3,987,151	—	3,987,151
India	21,671,577	140,150,380	834,802	162,656,759
Indonesia	—	18,193,877	—	18,193,877
Kazakhstan	1,484,656	1,359,578	—	2,844,234
Kuwait	—	1,238,428	—	1,238,428
Macau	—	746,027	—	746,027
Malaysia	—	5,759,386	—	5,759,386
Mexico	28,840,157	—	—	28,840,157
Panama	1,973,810	—	—	1,973,810
Peru	5,587,693	—	—	5,587,693
Philippines	1,218,670	1,186,585	—	2,405,255
Poland	—	9,001,200	—	9,001,200
Portugal	—	2,130,173	—	2,130,173
Qatar	699,685	1,857,536	—	2,557,221
Russia	—	—	— (a)	— (a)
Saudi Arabia	571,855	18,364,801	—	18,936,656
Singapore	2,279,566	—	—	2,279,566
South Africa	6,802,527	24,104,484	—	30,907,011
South Korea	5,543,533	180,296,633	—	185,840,166
Spain	—	7,195,900	—	7,195,900
Taiwan	329,479	274,590,748	—	274,920,227
Thailand	2,791,350	5,918,128	—	8,709,478
Turkey	599,811	9,249,850	—	9,849,661
United Arab Emirates	2,831,613	10,153,732	—	12,985,345
United Kingdom	1,822,404	—	—	1,822,404
United States	5,828,161	247,432	—	6,075,593
Vietnam	—	906,844	—	906,844
Total Common Stocks	185,314,960	1,075,898,700	834,802	1,262,048,462
Short-Term Investments
Investment Companies	24,898,682	—	—	24,898,682
Investment of Cash Collateral from Securities Loaned	1,509,398	—	—	1,509,398
Total Short-Term Investments	26,408,080	—	—	26,408,080

76	J.P. Morgan Exchange-Traded Funds	October 31, 2025

ActiveBuilders Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$211,723,040	$1,075,898,700	$834,802	$1,288,456,542

(a)	Value is zero.

Dividend Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$46,945	$—	$—	$46,945
Canada	62,374	—	—	62,374
China	57,709	186,824	—	244,533
Finland	—	86,851	—	86,851
France	—	313,952	—	313,952
Germany	—	364,044	—	364,044
Hong Kong	—	65,403	—	65,403
Indonesia	—	40,806	—	40,806
Italy	—	58,644	—	58,644
Japan	—	386,756	—	386,756
Netherlands	49,143	159,654	—	208,797
Singapore	—	203,111	—	203,111
Sweden	—	112,375	—	112,375
Taiwan	36,352	435,237	—	471,589
United Kingdom	—	356,328	—	356,328
United States	4,769,813	117,379	—	4,887,192
Total Common Stocks	5,022,336	2,887,364	—	7,909,700
Total Investments in Securities	$5,022,336	$2,887,364	$—	$7,909,700

Equity and Options Total Return ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$48,202,399	$—	$—	$48,202,399
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(659,634)	$—	$—	$(659,634)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Flexible Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$165,373	$—	$165,373
Austria	1,565	27,233	—	28,798

October 31, 2025	J.P. Morgan Exchange-Traded Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
Flexible Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Belgium	$—	$16,729	$—	$16,729
Canada	537,603	—	—	537,603
China	—	8,479	—	8,479
Denmark	—	55,771	—	55,771
Finland	—	137,107	—	137,107
France	—	396,902	—	396,902
Germany	—	304,660	—	304,660
Guatemala	5,182	—	—	5,182
Hong Kong	—	59,027	—	59,027
Ireland	3,678	9,250	—	12,928
Israel	—	9,499	—	9,499
Italy	—	217,556	—	217,556
Ivory Coast	—	6,395	—	6,395
Japan	923	479,041	—	479,964
Luxembourg	—	4,848	—	4,848
Netherlands	25,920	194,910	—	220,830
New Zealand	—	4,155	—	4,155
Norway	4,514	102,526	—	107,040
Peru	8,874	—	—	8,874
Poland	—	2,107	—	2,107
Portugal	—	7,334	—	7,334
Singapore	—	90,033	—	90,033
South Korea	—	17,443	—	17,443
Spain	46,996	67,879	—	114,875
Sweden	—	154,482	—	154,482
Switzerland	—	41,158	—	41,158
Taiwan	—	145,079	—	145,079
United Kingdom	20,604	495,963	—	516,567
United States	5,066,789	193,165	—	5,259,954
Total Common Stocks	5,722,648	3,414,104	—	9,136,752
Exchange-Traded Funds	20,344,698	—	—	20,344,698
Rights	—	292	—	292
U.S. Treasury Obligations	—	340,268	—	340,268
Short-Term Investments
Investment Companies	454,217	—	—	454,217
Total Investments in Securities	$26,521,563	$3,754,664	$—	$30,276,227
Appreciation in Other Financial Instruments
Futures Contracts	$163,480	$—	$—	$163,480
Depreciation in Other Financial Instruments
Futures Contracts	$(3,960)	$—	$—	$(3,960)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$159,520	$—	$—	$159,520

78	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Global Select Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$52,690,074	$147,420,267	$—	$200,110,341
Denmark	—	37,995,905	—	37,995,905
France	—	317,766,392	—	317,766,392
Germany	—	154,162,416	—	154,162,416
Hong Kong	—	24,700,713	—	24,700,713
Japan	—	297,534,687	—	297,534,687
Netherlands	27,247,081	134,332,843	—	161,579,924
Singapore	—	50,781,039	—	50,781,039
Sweden	—	155,554,552	—	155,554,552
Switzerland	—	39,862,871	—	39,862,871
Taiwan	74,511,447	108,325,696	—	182,837,143
United Kingdom	—	119,071,606	—	119,071,606
United States	5,227,161,624	—	—	5,227,161,624
Total Common Stocks	5,381,610,226	1,587,508,987	—	6,969,119,213
Short-Term Investments
Investment Companies	6,414,887	—	—	6,414,887
Total Investments in Securities	$5,388,025,113	$1,587,508,987	$—	$6,975,534,100

Healthcare Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$151,457	$—	$151,457
Canada	33,368	—	—	33,368
Denmark	82,254	109,707	—	191,961
France	—	203,984	—	203,984
Germany	—	195,911	—	195,911
Japan	—	241,263	—	241,263
Netherlands	—	229,989	—	229,989
Switzerland	—	167,109	—	167,109
United Kingdom	—	426,937	—	426,937
United States	5,905,805	397,789	—	6,303,594
Total Common Stocks	6,021,427	2,124,146	—	8,145,573
Total Investments in Securities	$6,021,427	$2,124,146	$—	$8,145,573

Hedged Equity Laddered Overlay ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,562,814,982	$—	$—	$3,562,814,982
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(63,108,335)	$—	$—	$(63,108,335)

October 31, 2025	J.P. Morgan Exchange-Traded Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
Hedged Equity Laddered Overlay ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(6,078,180)	$—	$—	$(6,078,180)
Total Depreciation in Other Financial Instruments	$(69,186,515)	$—	$—	$(69,186,515)

(a)	Please refer to the SOI for specifics of portfolio holdings.

International Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,316,871	$—	$2,316,871
Brazil	5,055,693	—	—	5,055,693
Canada	18,977,702	—	—	18,977,702
China	—	26,430,607	—	26,430,607
Denmark	—	7,268,935	—	7,268,935
France	—	26,888,773	—	26,888,773
Germany	—	6,370,452	—	6,370,452
Greece	—	2,105,002	—	2,105,002
Hong Kong	—	4,681,799	—	4,681,799
Hungary	—	2,645,261	—	2,645,261
India	—	12,063,653	—	12,063,653
Indonesia	—	2,726,869	—	2,726,869
Italy	3,365,735	2,104,668	—	5,470,403
Japan	—	37,011,984	—	37,011,984
Netherlands	1,933,258	5,075,230	—	7,008,488
Saudi Arabia	—	3,902,117	—	3,902,117
Singapore	2,949,375	3,127,962	—	6,077,337
South Korea	—	18,144,434	—	18,144,434
Spain	—	7,424,323	—	7,424,323
Sweden	—	2,600,323	—	2,600,323
Switzerland	—	7,165,447	—	7,165,447
Taiwan	9,124,960	17,311,788	—	26,436,748
United Kingdom	—	26,507,758	—	26,507,758
United States	—	10,292,492	—	10,292,492
Total Common Stocks	41,406,723	234,166,748	—	275,573,471
Short-Term Investments
Investment Companies	2,537,783	—	—	2,537,783
Investment of Cash Collateral from Securities Loaned	1,075,405	—	—	1,075,405
Total Short-Term Investments	3,613,188	—	—	3,613,188
Total Investments in Securities	$45,019,911	$234,166,748	$—	$279,186,659

80	J.P. Morgan Exchange-Traded Funds	October 31, 2025

International Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$24,946,492	$—	$24,946,492
Austria	1,541,500	8,221,202	—	9,762,702
Belgium	—	8,769,542	—	8,769,542
Brazil	17,052,283	—	—	17,052,283
Burkina Faso	2,198,059	—	—	2,198,059
Canada	37,273,444	—	—	37,273,444
China	7,382,879	68,121,497	—	75,504,376
Colombia	1,650,396	—	—	1,650,396
Denmark	—	12,662,099	—	12,662,099
Finland	—	4,438,175	—	4,438,175
France	—	42,930,920	—	42,930,920
Georgia	—	1,454,148	—	1,454,148
Germany	778,748	46,512,294	—	47,291,042
Greece	—	4,720,128	—	4,720,128
Guatemala	2,307,731	—	—	2,307,731
Hong Kong	—	14,943,713	—	14,943,713
Hungary	—	6,715,931	—	6,715,931
India	—	17,574,736	596,165	18,170,901
Indonesia	—	10,186,631	—	10,186,631
Ireland	6,935,953	6,779,144	—	13,715,097
Italy	—	29,301,798	—	29,301,798
Japan	2,080,606	133,598,509	—	135,679,115
Luxembourg	—	2,740,126	—	2,740,126
Mexico	5,419,266	—	—	5,419,266
Netherlands	—	21,340,791	—	21,340,791
Norway	—	8,061,125	—	8,061,125
Peru	—	1,472,875	—	1,472,875
Poland	—	2,730,200	—	2,730,200
Portugal	—	2,714,223	—	2,714,223
Qatar	1,635,806	—	—	1,635,806
Singapore	—	3,615,699	—	3,615,699
South Africa	4,191,708	7,879,207	—	12,070,915
South Korea	1,793,448	51,415,102	—	53,208,550
Spain	—	27,610,375	—	27,610,375
Sweden	—	19,288,535	—	19,288,535
Switzerland	—	3,919,957	—	3,919,957
Taiwan	—	14,329,464	—	14,329,464
Thailand	—	4,461,904	—	4,461,904
Turkey	—	3,921,801	—	3,921,801
United Arab Emirates	1,881,654	4,158,058	—	6,039,712
United Kingdom	8,371,239	72,468,980	—	80,840,219
United States	—	61,051,009	—	61,051,009
Total Common Stocks	102,494,720	755,056,390	596,165	858,147,275
Short-Term Investments
Investment Companies	22,387,742	—	—	22,387,742

October 31, 2025	J.P. Morgan Exchange-Traded Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
International Value ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$419,283	$—	$—	$419,283
Total Short-Term Investments	22,807,025	—	—	22,807,025
Total Investments in Securities	$125,301,745	$755,056,390	$596,165	$880,954,300

Nasdaq Hedged Equity Laddered Overlay ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,592,361	$—	$—	$28,592,361
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(972,374)	$—	$—	$(972,374)
Put Options Written	(64,964)	—	—	(64,964)
Total Depreciation in Other Financial Instruments	$(1,037,338)	$—	$—	$(1,037,338)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of October 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

82	J.P. Morgan Exchange-Traded Funds	October 31, 2025

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of October 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Active Developing Markets Equity ETF	$22,121	$(22,121)	$—
ActiveBuilders Emerging Markets Equity ETF	1,422,161	(1,422,161)	—
International Growth ETF	1,021,577	(1,021,577)	—
International Value ETF	392,961	(392,961)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Global Select Equity ETF and Flexible Income ETF did not have any securities out on loan at October 31,2025. Active China ETF, Dividend Leaders ETF, Equity and Options Total Return ETF, Healthcare Leaders ETF, Hedged Equity Laddered Overlay ETF and Nasdaq Hedged Equity Laddered Overlay ETF did not lend out any securities during the year ended October 31, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active China ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (a) (b)	$8,860	$3,086,367	$3,055,921	$30	$—	$39,336	39,321	$2,155	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.

Active Developing Markets Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$—	$590,494	$567,799	$—	$—	$22,695	22,695	$2,691 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

October 31, 2025	J.P. Morgan Exchange-Traded Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
ActiveBuilders Emerging Markets Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (a) (b)	$7,607,812	$273,485,704	$256,202,071	$9,666	$(2,429)	$24,898,682	24,888,727	$480,351	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	1,234,130	46,373,140	46,097,872	—	—	1,509,398	1,509,398	68,885 *	—
Total	$8,841,942	$319,858,844	$302,299,943	$9,666	$(2,429)	$26,408,080		$549,236	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity and Options Total Return ETF
For the period ended October 31, 2025
Security Description	Value at August 18, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (b) (c)	$—	$1,684,959	$920,087	$—	$—	$764,872	764,872	$5,066	$—

(a)	Commencement of operations was August 18, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.

Flexible Income ETF
For the period ended October 31, 2025
Security Description	Value at February 12, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (b)	$—	$10,878,259	$130,763	$(8,471)	$61,501	$10,800,526	231,052	$536,160	$—
JPMorgan Equity Premium Income ETF (b)	—	1,471,590	—	—	(59,260)	1,412,330	24,830	80,699	—
JPMorgan Income ETF (b)	—	588,020	—	—	7,745	595,765	12,837	22,413	—
JPMorgan Nasdaq Equity Premium Income ETF (b)	—	7,384,446	—	—	151,631	7,536,077	127,514	518,685	—
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (b) (c)	—	3,251,780	2,797,783	133	87	454,217	454,034	15,311	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c)	—	15,827	15,827	—	—	—	—	20 *	—
Total	$—	$23,589,922	$2,944,373	$(8,338)	$161,704	$20,798,915		$1,173,288	$—

(a)	Commencement of operations was February 12, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

84	J.P. Morgan Exchange-Traded Funds	October 31, 2025

(c)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Global Select Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (a) (b)	$58,736,568	$1,447,993,226	$1,500,312,013	$127	$(3,021)	$6,414,887	6,412,322	$2,765,155	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	—	135,621,126	135,621,126	—	—	—	—	202,563 *	—
Total	$58,736,568	$1,583,614,352	$1,635,933,139	$127	$(3,021)	$6,414,887		$2,967,718	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Healthcare Leaders ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	$—	$1,297,489	$1,297,489	$—	$—	$—	—	$1,095	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.

Hedged Equity Laddered Overlay ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	$3,197,539	$185,784,286	$167,059,162	$—	$—	$21,922,663	21,922,663	$567,677	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
International Growth ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (a) (b)	$4,281,365	$72,524,223	$74,268,086	$1,218	$(937)	$2,537,783	2,536,769	$108,880	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	—	8,581,823	7,506,418	—	—	1,075,405	1,075,405	12,469 *	—
Total	$4,281,365	$81,106,046	$81,774,504	$1,218	$(937)	$3,613,188		$121,349	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Value ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (a) (b)	$1,798,145	$161,444,154	$140,855,380	$2,563	$(1,740)	$22,387,742	22,378,790	$267,050	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	—	26,699,534	26,280,251	—	—	419,283	419,283	41,273 *	—
Total	$1,798,145	$188,143,688	$167,135,631	$2,563	$(1,740)	$22,807,025		$308,323	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Nasdaq Hedged Equity Laddered Overlay ETF
For the period ended October 31, 2025
Security Description	Value at March 26, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (b) (c)	$—	$1,679,341	$1,442,228	$—	$—	$237,113	237,113	$7,115	$—

(a)	Commencement of operations was March 26, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

86	J.P. Morgan Exchange-Traded Funds	October 31, 2025

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Equity and Options Total Return ETF, Hedged Equity Laddered Overlay ETF and Nasdaq Hedged Equity Laddered Overlay ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of cash or securities for options written. Cash collateral deposited at the Funds' custodian for the benefit of the broker is recorded as Restricted cash for exchange-traded options on the Statements of Assets and Liabilities. Securities designated as collateral are denoted on the SOIs, if any.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Flexible Income ETF, International Growth ETF and International Value ETF used index and treasury futures contracts to manage and hedge equity price and interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
The use of futures contracts exposes the Funds to equity price and interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
H. Summary of Derivatives Information—The following tables present the value of derivatives held as of October 31, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Equity and Options Total Return ETF	Flexible Income ETF	Hedged Equity Laddered Overlay ETF
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$156,057	$—
Purchased Options at Market Value	—	—	28,776,920
Written Options at Market Value	(659,634)	—	(69,186,515)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	—	7,423	—
Unrealized Depreciation on Futures Contracts *	—	(3,960)	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	—	159,520	—
Purchased Options at Market Value	—	—	28,776,920
Written Options at Market Value	(659,634)	—	(69,186,515)

Nasdaq Hedged Equity Laddered Overlay ETF
Equity Risk Exposure:
Purchased Options at Market Value	$302,768
Written Options at Market Value	(1,037,338)
Net Fair Value of Derivative Contracts:
Purchased Options at Market Value	302,768
Written Options at Market Value	(1,037,338)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the year ended October 31, 2025, by primary underlying risk exposure:
	Equity and Options Total Return ETF	Flexible Income ETF	Hedged Equity Laddered Overlay ETF	International Growth ETF	International Value ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$—	$79,981	$—	$(268,493)	$412,423
Purchased Options	—	—	(143,346,439)	—	—
Written Options	82,358	—	(123,951,082)	—	—
Interest Rate Risk Exposure:
Futures Contracts	—	114,279	—	—	—

88	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	Equity and Options Total Return ETF	Flexible Income ETF	Hedged Equity Laddered Overlay ETF	International Growth ETF	International Value ETF
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$—	$156,057	$—	$3,690	$—
Purchased Options	—	—	(15,385,766)	—	—
Written Options	(319,964)	—	(27,260,016)	—	—
Interest Rate Risk Exposure:
Futures Contracts	—	3,463	—	—	—

Nasdaq Hedged Equity Laddered Overlay ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$—
Purchased Options	(1,180,470)
Written Options	(1,747,641)
Interest Rate Risk Exposure:
Futures Contracts	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Purchased Options	$(230,004)
Written Options	(513,808)
Interest Rate Risk Exposure:
Futures Contracts	—
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended October 31, 2025:
	Equity and Options Total Return ETF	Flexible Income ETF	Hedged Equity Laddered Overlay ETF	International Growth ETF	International Value ETF	Nasdaq Hedged Equity Laddered Overlay ETF
Futures Contracts:
Average Notional Balance Long	$—	$6,635,393	$—	$990,260	$795,537	$—
Ending Notional Balance Long	—	8,659,088	—	—	—	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	46,799	—	—	447
Average Number of Contracts Written	(463)	—	(90,311)	—	—	(840)
Ending Number of Contracts Purchased	—	—	51,510	—	—	447
Ending Number of Contracts Written	(696)	—	(103,020)	—	—	(894)
The Funds' derivatives contracts held at October 31, 2025 are not accounted for as hedging instruments under GAAP.
I. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of October 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
Since each of the following respective Funds’ commencement of operations through October 31, 2025, Equity and Options Total Return ETF, Flexible Income ETF and Nasdaq Hedged Equity Laddered Overlay ETF did not pay any significant foreign, federal or state and local income taxes.
K. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Flexible Income ETF, at least annually for Active China ETF, Active Developing Markets Equity ETF, ActiveBuilders Emerging Markets Equity ETF, Global Select Equity ETF, Healthcare Leaders ETF, International Growth ETF and International Value ETF, and at least quarterly for Dividend Leaders ETF, Equity and Options Total Return ETF, Hedged Equity Laddered Overlay ETF and Nasdaq Hedged Equity Laddered Overlay ETF. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Active China ETF	$—	$1,834	$(1,834)
Active Developing Markets Equity ETF	—	1,722	(1,722)
ActiveBuilders Emerging Markets Equity ETF	12,677,964	2,231,174	(14,909,138)
Dividend Leaders ETF	—	3,605	(3,605)
Equity and Options Total Return ETF	533,401	—	(533,401)
Flexible Income ETF	—	2,959	(2,959)
Global Select Equity ETF	268,284,001	2,704,478	(270,988,479)
Healthcare Leaders ETF	194,444	289	(194,733)
Hedged Equity Laddered Overlay ETF	181,324,848	—	(181,324,848)
International Growth ETF	3,876,278	814,659	(4,690,937)
International Value ETF	—	1,988,179	(1,988,179)
Nasdaq Hedged Equity Laddered Overlay ETF	1,143,693	—	(1,143,693)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, foreign taxes and redemptions in-kind.

90	J.P. Morgan Exchange-Traded Funds	October 31, 2025

M. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
N. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements, with the exception of Equity and Options Total Return ETF, Flexible Income ETF and Nasdaq Hedged Equity Laddered Overlay ETF. For Equity and Options Total Return ETF, Flexible Income ETF and Nasdaq Hedged Equity Laddered Overlay ETF, management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operation.
3. Fees and Other Transactions with Affiliates
A. Management Fee— Pursuant to each Fund’s Management Agreement, the Adviser is paid a management fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active China ETF	0.65%
Active Developing Markets Equity ETF	0.65
ActiveBuilders Emerging Markets Equity ETF	0.33
Dividend Leaders ETF	0.47
Equity and Options Total Return ETF	0.35
Flexible Income ETF	0.35
Global Select Equity ETF	0.47
Healthcare Leaders ETF	0.65
Hedged Equity Laddered Overlay ETF	0.50
International Growth ETF	0.55
International Value ETF	0.55
Nasdaq Hedged Equity Laddered Overlay ETF	0.50
The Adviser, with respect to Active China ETF, has entered into an investment sub-advisory agreement with JPMorgan Asset Management (Asia Pacific) Limited ("JPMAM ((AP)")), an indirect, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“Sub-Advisory Agreement”). For its services as sub-adviser, JPMAM (AP) receives a portion of the fees payable to the Adviser.
Pursuant to the Sub-Advisory Agreement, JPMAM (AP) is responsible for the day-to-day investment decisions of Active China ETF. JPMIM has obtained a “managers of managers” exemptive order from the SEC, as expanded by subsequent SEC staff no-action relief (the “Exemptive Order”), upon which Active China ETF may rely, which grants exemptions from certain provisions of the 1940 Act. Pursuant to the Exemptive Order, JPMIM is permitted, subject to supervision and approval of the Board, to enter into and materially amend sub-advisory agreements with affiliated and unaffiliated sub-advisers without such agreements being approved by the shareholders of Active China ETF. Accordingly, Active China ETF and JPMIM may hire, terminate, or replace affiliated and unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have ultimate responsibility, subject to oversight of the Board, to oversee the sub-advisers and recommend their hiring, termination and replacement.
Active China ETF has selected JPMAM (AP) to manage all of Active China ETF’s assets. Shareholders will be notified of any changes in sub-advisers. Shareholders of Active China ETF have the right to terminate a sub-advisory agreement for Active China ETF at any time by a vote of the majority of the outstanding voting securities of Active China ETF. The Exemptive Order also permits Active China ETF to disclose to shareholders the management fees only in the aggregate.
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s

October 31, 2025	J.P. Morgan Exchange-Traded Funds	91

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
Effective February 12, 2025, the Adviser has contractually agreed to waive fees in the amount of the acquired fund fees and expenses for any affiliated investment company that Flexible Income ETF invests in to the extent that total annual fund operating expenses exceed 0.35% of the Fund’s average daily net assets. The expense limitation agreement was in effect for the period February 12, 2025 through October 31, 2025 and the contractual waiver is in place until at least February 28, 2026, at which time it will be determined whether such waivers will be renewed or revised.
For the period February 12, 2025 through October 31, 2025, the Adviser waived fees as follows:
Contractual Waivers
Management Fees
Flexible Income ETF	$27,831
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
During the year ended October 31, 2025, Healthcare Leaders ETF and Hedged Equity Laddered Overlay ETF purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended October 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Active China ETF	$9,549,587	$8,920,737
Active Developing Markets Equity ETF	4,656,203	4,602,255

92	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
ActiveBuilders Emerging Markets Equity ETF	$472,170,748	$510,841,816
Dividend Leaders ETF	5,483,616	5,419,233
Equity and Options Total Return ETF	26,868,720	2,414,510
Flexible Income ETF	22,796,012	3,625,821
Global Select Equity ETF	8,389,838,770	8,337,824,794
Healthcare Leaders ETF	7,019,430	7,375,159
Hedged Equity Laddered Overlay ETF	868,666,443	965,991,762
International Growth ETF	131,387,761	91,952,292
International Value ETF	307,310,449	154,605,344
Nasdaq Hedged Equity Laddered Overlay ETF	27,118,806	6,657,619
During the year ended October 31, 2025, there were no purchases or sales of U.S. Government securities.
For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
ActiveBuilders Emerging Markets Equity ETF	$10,621,996	$43,811,436
Dividend Leaders ETF	1,070,128	—
Equity and Options Total Return ETF	24,384,072	3,909,722
Flexible Income ETF	9,425,293	—
Global Select Equity ETF	2,567,968,102	1,192,664,485
Healthcare Leaders ETF	2,692,411	1,335,416
Hedged Equity Laddered Overlay ETF	1,966,326,424	711,666,349
International Growth ETF	120,216,540	14,727,572
International Value ETF	504,788,707	—
Nasdaq Hedged Equity Laddered Overlay ETF	4,088,871	4,486,124
During the year ended October 31, 2025, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash, portfolio securities and options transacted via in-kind (if any), were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active China ETF	$12,247,785	$3,886,754	$397,587	$3,489,167
Active Developing Markets Equity ETF	14,449,690	4,713,591	345,540	4,368,051
ActiveBuilders Emerging Markets Equity ETF	979,980,817	356,840,018	48,364,293	308,475,725
Dividend Leaders ETF	7,202,542	953,413	246,255	707,158
Equity and Options Total Return ETF	45,733,466	3,197,194	1,387,895	1,809,299
Flexible Income ETF	29,639,538	1,189,095	392,886	796,209
Global Select Equity ETF	6,110,329,112	1,000,966,926	135,761,938	865,204,988
Healthcare Leaders ETF	7,084,342	1,307,427	246,196	1,061,231
Hedged Equity Laddered Overlay ETF	3,011,692,540	608,992,941	127,057,014	481,935,927
International Growth ETF	246,384,378	36,264,512	3,462,231	32,802,281
International Value ETF	790,977,850	98,247,414	8,270,964	89,976,450
Nasdaq Hedged Equity Laddered Overlay ETF	21,586,998	7,124,256	1,156,231	5,968,025

October 31, 2025	J.P. Morgan Exchange-Traded Funds	93

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Active China ETF	$253,868	$—	$253,868
Active Developing Markets Equity ETF	207,088	—	207,088
ActiveBuilders Emerging Markets Equity ETF	25,267,940	—	25,267,940
Dividend Leaders ETF	121,676	—	121,676
Equity and Options Total Return ETF	10,253	—	10,253
Flexible Income ETF	1,339,770	—	1,339,770
Global Select Equity ETF	125,786,935	3,116,850	128,903,785
Healthcare Leaders ETF	422,493	—	422,493
Hedged Equity Laddered Overlay ETF	21,391,714	—	21,391,714
International Growth ETF	1,959,169	—	1,959,169
International Value ETF	2,531,113	389	2,531,502
Nasdaq Hedged Equity Laddered Overlay ETF	31,473	—	31,473

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Active China ETF	$216,655	$216,655
ActiveBuilders Emerging Markets Equity ETF	25,156,045	25,156,045
Global Select Equity ETF	3,187,995	3,187,995
Healthcare Leaders ETF	15,930	15,930
Hedged Equity Laddered Overlay ETF	4,110,810	4,110,810
International Growth ETF	1,328,751	1,328,751
International Value ETF	93,948	93,948

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

94	J.P. Morgan Exchange-Traded Funds	October 31, 2025

As of October 31, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Active China ETF	$251,383	$(1,341,732)	$3,489,165
Active Developing Markets Equity ETF	381,162	(102,689)	4,318,728
ActiveBuilders Emerging Markets Equity ETF	33,471,428	(172,437,571)	305,575,188
Dividend Leaders ETF	86,076	37,763	707,173
Equity and Options Total Return ETF	48,451	(70,484)	1,809,299
Flexible Income ETF	274,333	213,669	796,103
Global Select Equity ETF	70,818,923	(62,330,644)	865,216,225
Healthcare Leaders ETF	73,338	(483,326)	1,061,440
Hedged Equity Laddered Overlay ETF	1,741,001	(329,269,408)	481,935,927
International Growth ETF	6,224,029	(15,749,487)	32,608,242
International Value ETF	24,696,712	2,234,071	89,663,801
Nasdaq Hedged Equity Laddered Overlay ETF	10,214	(2,866,292)	5,968,025

The cumulative timing differences primarily consist of certain derivatives, tax adjustments on certain investments and wash sale loss deferrals.
As of October 31, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active China ETF	$1,060,706	$281,026
Active Developing Markets Equity ETF	82,883	19,806
ActiveBuilders Emerging Markets Equity ETF	76,258,468	96,179,103
Equity and Options Total Return ETF	70,484	—
Global Select Equity ETF	62,330,644	—
Healthcare Leaders ETF	440,568	42,758
Hedged Equity Laddered Overlay ETF	318,947,481	10,321,927
International Growth ETF	11,684,971	4,064,516
Nasdaq Hedged Equity Laddered Overlay ETF	2,866,292	—
During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Active China ETF	$—	$219,830
ActiveBuilders Emerging Markets Equity ETF	9,837,985	1,141,977
Dividend Leaders ETF	2,224	—
Hedged Equity Laddered Overlay ETF	—	2,551,412
International Growth ETF	—	2,333,318
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the

October 31, 2025	J.P. Morgan Exchange-Traded Funds	95

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for Active China ETF, Active Developing Markets Equity ETF, Flexible Income ETF, Global Select Equity ETF, Healthcare Leaders ETF, Hedged Equity Laddered Overlay ETF (for negotiated redemptions only), International Growth ETF, International Value ETF and Nasdaq Hedged Equity Laddered Overlay ETF, and plus at least 110% for ActiveBuilders Emerging Markets Equity ETF and Dividend Leaders ETF of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at October 31, 2025. Average borrowings from the Facility during the year ended October 31, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
ActiveBuilders Emerging Markets Equity ETF	$3,500,885	5.00%	2	$972
Global Select Equity ETF	3,872,536	5.31	1	571
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of October 31, 2025, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
ActiveBuilders Emerging Markets Equity ETF	53.2%
Global Select Equity ETF	28.3
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.

96	J.P. Morgan Exchange-Traded Funds	October 31, 2025

As of October 31, 2025, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Active China ETF	44%
Active Developing Markets Equity ETF	67
Dividend Leaders ETF	59
Equity and Options Total Return ETF	56
Flexible Income ETF	50
Healthcare Leaders ETF	59
Nasdaq Hedged Equity Laddered Overlay ETF	84
Significant shareholder transactions by the Adviser may impact the Funds' performance.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
Investments in Mainland China, Hong Kong, Taiwan and Macau are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.
Chinese operating companies sometimes rely on Variable Interest Entity (VIE) structures to raise capital from non-Chinese investors, even though such arrangements are not formally recognized under Chinese law. VIE structures are used due to Mainland Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. There may also be conflicts of interest between the legal owners of the Mainland Chinese company and non-Chinese investors (such as Active China ETF). It is unclear whether the Mainland China government will withdraw its implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of non-Chinese investors. The market value of Active China ETF’s associated portfolio holdings would likely fall, causing substantial investment losses.
As of October 31, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Active China ETF	Active Developing Markets Equity ETF	ActiveBuilders Emerging Markets Equity ETF	International Growth ETF	International Value ETF
China	99.8%	28.4%	27.0%	— %	— %
India	—	—	12.6	—	—
Japan	—	—	—	13.3	15.4
South Korea	—	14.3	14.4	—	—
Taiwan	—	18.8	21.4	—	—
As of October 31, 2025, a significant portion of the investments of the Funds consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	97

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. ActiveBuilders Emerging Markets Equity ETF invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

98	J.P. Morgan Exchange-Traded Funds	October 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the twelve funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (twelve of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan Active China ETF (1)
JPMorgan Active Developing Markets Equity ETF (2)
JPMorgan ActiveBuilders Emerging Markets Equity ETF (1)
JPMorgan Dividend Leaders ETF (3)
JPMorgan Equity and Options Total Return ETF (4)
JPMorgan Flexible Income ETF (5)
JPMorgan Global Select Equity ETF (1)
JPMorgan Healthcare Leaders ETF (6)
JPMorgan Hedged Equity Laddered Overlay ETF (1)
JPMorgan International Growth ETF (1)
JPMorgan International Value ETF (1)
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (7)

(1)	Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the years ended October 31, 2025 and 2024
(2)
Statement of operations for the year ended October 31, 2025, and statement of changes in net assets for the year ended October 31, 2025 and the period May 16, 2024 (commencement of operations) through October 31, 2024

(3)
Statement of operations for the year ended October 31, 2025, and statement of changes in net assets for the year ended October 31, 2025 and the period September 25, 2024 (commencement of operations) through October 31, 2025

(4)	Statement of operations and statement of changes in net assets for the period August 18, 2025 (commencement of operations) through October 31, 2025
(5)	Statement of operations and statement of changes in net assets for the period February 12, 2025 (commencement of operations) through October 31, 2025
(6)
Statement of operations for the year ended October 31, 2025, and statement of changes in net assets for the year ended October 31, 2025 and the period November 1, 2023 (commencement of operations) through October 31, 2024

(7)	Statement of operations and statement of changes in net assets for the period March 26, 2025 (commencement of operations) through October 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used

October 31, 2025	J.P. Morgan Exchange-Traded Funds	99

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

100	J.P. Morgan Exchange-Traded Funds	October 31, 2025

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2025:
Dividends Received Deduction
JPMorgan Dividend Leaders ETF	75.27%
JPMorgan Equity and Options Total Return ETF	100.00
JPMorgan Flexible Income ETF	9.55
JPMorgan Global Select Equity ETF	52.75
JPMorgan Healthcare Leaders ETF	16.96
JPMorgan Hedged Equity Laddered Overlay ETF	100.00
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended October 31, 2025:
Long-Term Capital Gain Distribution
JPMorgan Global Select Equity ETF	$3,116,850
JPMorgan International Value ETF	389
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions and foreign tax credits (if applicable) treated as qualified dividends for the fiscal year ended October 31, 2025:
Qualified Dividend Income
JPMorgan Active China ETF	$283,756
JPMorgan Active Developing Markets Equity ETF	266,065
JPMorgan ActiveBuilders Emerging Markets Equity ETF	18,192,620
JPMorgan Dividend Leaders ETF	121,676
JPMorgan Equity and Options Total Return ETF	10,253
JPMorgan Flexible Income ETF	267,285
JPMorgan Global Select Equity ETF	102,211,930
JPMorgan Healthcare Leaders ETF	115,563
JPMorgan Hedged Equity Laddered Overlay ETF	21,391,714
JPMorgan International Growth ETF	1,724,849
JPMorgan International Value ETF	3,975,611
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	31,473
Qualified Interest Income (QII)
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income for the fiscal year ended October 31, 2025:
Qualified Interest Income
JPMorgan Flexible Income ETF	$456,733
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2025, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan Active China ETF	$366,496	$29,888
JPMorgan Active Developing Markets Equity ETF	478,623	58,978
JPMorgan ActiveBuilders Emerging Markets Equity ETF	33,939,213	5,880,008
JPMorgan International Growth ETF	2,428,993	210,295
JPMorgan International Value ETF	15,958,697	1,444,498

October 31, 2025	J.P. Morgan Exchange-Traded Funds	101

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. October 2025.
AN-ACT-ETF-1025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement, Management Agreements, and Initial Management Agreement
BOARD APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT
JPMorgan Active China ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the management agreement (the “Management Agreement”) and sub-advisory agreement (the “Sub-Advisory Agreement”) (each an “Agreement” and together the “Agreements”) for the JPMorgan Active China ETF (the “Fund”) whose annual report is contained herein. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Agreement or any of their affiliates, approved the continuation of each Agreement on August 14, 2025.
As part of their review of the Agreements, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmarks, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). Such materials also included information relating to JPMorgan Asset Management (Asia Pacific) Limited, an affiliate of the
Adviser and the sub-adviser for the Fund (the “Sub-Adviser”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain J.P. Morgan Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Agreements, the Trustees reviewed the Agreements with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Agreements. The Trustees also discussed the Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser or Sub-Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under its Management Agreement and by the Sub-Adviser from the Adviser under the Sub-Advisory Agreement, was fair and reasonable under the circumstances, and determined that the continuance of each Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the applicable Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s and Sub-Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the

portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser, Sub-Adviser and their affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser, Sub-Adviser and their affiliates;
•
The commitment of the Adviser and Sub-Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s and Sub-Adviser’s integrity; and
•
The Adviser’s and Sub-Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-
traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Management Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser and Sub-Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser, Sub-Adviser and their affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser, Sub-Adviser and their affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that under the Management Agreement, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of the Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the

Fund’s distributor and principal underwriter, ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Fund’s website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also concluded that the Fund benefited from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the one-year period. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum.
As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain J.P. Morgan Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:
The Trustees noted that the Fund’s performance was in the third quintile of the Universe for the one-year period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by the Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for the Fund. The Trustees considered the fees paid by the Adviser to the Sub-Adviser out of the management fee. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s management fees and expense ratios are summarized below:
The Trustees noted that while Broadridge provided data for funds in the Peer Group and Universe for the Fund, Broadridge did not calculate quintile rankings due to the limited number of funds in both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee paid by the Fund to the Adviser and by the Adviser to the Sub-Adviser were fair and reasonable in light of the services provided to the Fund.

BOARD APPROVAL OF MANAGEMENT AGREEMENTS
JPMorgan Active Developing Markets Equity ETF, JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Dividend Leaders ETF, JPMorgan Global Select Equity ETF, JPMorgan Healthcare Leaders ETF, JPMorgan Hedged Equity Laddered Overlay ETF, JPMorgan International Growth ETF and JPMorgan International Value ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the management agreements for the JPMorgan Active Developing Markets Equity ETF, JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Dividend Leaders ETF, JPMorgan Global Select Equity ETF, JPMorgan Healthcare Leaders ETF, JPMorgan Hedged Equity Laddered Overlay ETF, JPMorgan International Growth ETF and JPMorgan International Value ETF (each a “Fund,” and collectively, the “Funds”) whose annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 14, 2025.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-
traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreements in the future. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Funds’ distributor and principal underwriter, ongoing investments in their business in support of the Funds, including the

Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Funds’ shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year.
For the JPMorgan Active Developing Markets Equity ETF and JPMorgan Dividend Leaders ETF, each of which launched in 2024 and therefore were not included in the Broadridge comparison discussed below, the Trustees discussed each Fund’s performance (on both a relative and absolute basis). The Trustees also considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds. The Trustees also discussed the performance and the investment strategy of each of these Funds with the Adviser. Based on these discussions and various other factors, the Trustees concluded each Fund’s performance was satisfactory.
For the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Global Select Equity ETF, JPMorgan Healthcare Leaders ETF, JPMorgan Hedged Equity Laddered Overlay ETF, JPMorgan International Growth ETF and JPMorgan International Value ETF, the Trustees received and considered absolute and/or relative performance information for the Funds with at least one-year of performance history in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one- and three-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:
The Trustees noted that the JPMorgan ActiveBuilders Emerging Markets Equity ETF’s performance was in the third and fifth quintiles of the Universe for the one- and three-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the JPMorgan Global Select Equity ETF’s performance was in the second quintile of the Universe for the one-period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Healthcare Leaders ETF’s performance was in the fourth quintile of the Universe for the one-period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the JPMorgan Hedged Equity Laddered Overlay ETF’s performance was in the third quintile of the Universe for the one-period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan International Growth ETF’s performance was in the second and fourth quintiles of the Universe for the one- and three-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the JPMorgan International Value ETF’s performance was in the first quintile of the Universe for the one-period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by each Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan Active Developing Markets Equity ETF’s net management fee was in the third and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the second and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan ActiveBuilders Emerging Markets Equity ETF’s net management fee was in the second quintile of both the Peer Group and Universe, and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Dividend Leaders ETF’s net management fee and actual total expenses were in the second and first quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Global Select Equity ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Healthcare Leaders ETF’s net management fee and actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Hedged Equity Laddered Overlay ETF’s net management fee was in the second quintile of both the Peer Group and Universe, and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan International Growth ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan International Value ETF’s net management fee and actual total expenses were in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT
JPMorgan Equity and Options Total Return ETF
On February 11-13, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial management agreement (the “Management Agreement”) for the JPMorgan Equity and Options Total Return ETF (the “Fund”). The Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Management Agreement or any of its affiliates. In connection with the approval of the Management Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Management Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy of the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services to be provided by the Adviser under the Management Agreement;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.
The Trustees also considered the benefits the Adviser is expected to receive as the result of the roles JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, plays as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.

Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of the Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the proposed unitary management fee for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for management styles substantially similar to that of the Fund. The Trustees considered the Adviser’s view that it does not currently manage other vehicles with substantially similar investment strategies as that of the Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fee
The Trustees considered the contractual management fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also considered the fees paid to JPMCB for custody, fund accounting, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed management fee was fair and reasonable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
October 31, 2025
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders Canada ETF	BBCA	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	BBAX	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Emerging Markets Equity ETF	BBEM	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Europe ETF	BBEU	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders International Equity ETF	BBIN	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Japan ETF	BBJP	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Equity ETF	BBUS	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	BBMC	NYSE Arca, Inc.
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	BBSC	NYSE Arca, Inc.
JPMorgan Diversified Return Emerging Markets Equity ETF	JPEM	NYSE Arca, Inc.
JPMorgan Diversified Return International Equity ETF	JPIN	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Equity ETF	JPUS	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPME	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPSE	NYSE Arca, Inc.
JPMorgan U.S. Momentum Factor ETF	JMOM	NYSE Arca, Inc.
JPMorgan U.S. Quality Factor ETF	JQUA	NYSE Arca, Inc.
JPMorgan U.S. Value Factor ETF	JVAL	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 0.3%
CAE, Inc. *	1,108,611	31,126,948
Automobile Components — 0.5%
Magna International, Inc.	918,532	43,393,769
Banks — 25.2%
Bank of Montreal (a)	2,515,104	312,435,614
Bank of Nova Scotia (The) (a)	4,338,404	284,545,851
Canadian Imperial Bank of Commerce	3,253,968	269,611,508
National Bank of Canada	1,362,522	152,227,869
Royal Bank of Canada	4,912,356	719,647,633
Toronto-Dominion Bank (The) (a)	5,999,717	492,622,302
		2,231,090,777
Broadline Retail — 1.7%
Canadian Tire Corp. Ltd., Class A (a)	179,087	20,538,408
Dollarama, Inc.	969,031	125,959,175
		146,497,583
Capital Markets — 4.7%
Brookfield Asset Management Ltd., Class A	1,336,925	72,320,060
Brookfield Corp.	6,538,782	301,122,904
IGM Financial, Inc.	281,187	10,816,041
TMX Group Ltd.	956,237	35,268,718
		419,527,723
Chemicals — 1.0%
Nutrien Ltd.	1,701,741	92,685,462
Commercial Services & Supplies — 2.9%
GFL Environmental, Inc. (a)	941,961	41,182,880
RB Global, Inc.	621,607	61,675,398
Waste Connections, Inc.	896,523	150,354,811
		253,213,089
Construction & Engineering — 1.5%
Stantec, Inc.	382,214	42,326,818
WSP Global, Inc.	452,668	86,541,227
		128,868,045
Consumer Staples Distribution & Retail — 3.3%
Alimentation Couche-Tard, Inc.	2,476,506	125,860,289
George Weston Ltd.	555,135	33,754,171
Loblaw Cos. Ltd.	1,994,599	79,269,151
Metro, Inc.	764,533	50,961,599
		289,845,210
Containers & Packaging — 0.3%
CCL Industries, Inc., Class B	508,820	28,384,070
INVESTMENTS	SHARES	VALUE($)

Diversified Telecommunication Services — 0.8%
BCE, Inc. (a)	1,069,224	24,440,712
Quebecor, Inc., Class B	536,356	17,109,242
TELUS Corp.	1,764,686	25,805,647
		67,355,601
Electric Utilities — 2.0%
Emera, Inc. (a)	1,037,075	49,304,596
Fortis, Inc. (a)	1,747,145	87,821,270
Hydro One Ltd. (b)	1,101,774	40,636,533
		177,762,399
Food Products — 0.2%
Saputo, Inc.	886,316	21,416,170
Gas Utilities — 0.3%
AltaGas Ltd.	1,029,639	30,223,691
Ground Transportation — 4.9%
Canadian National Railway Co.	1,885,689	180,818,020
Canadian Pacific Kansas City Ltd.	3,197,477	230,096,149
TFI International, Inc.	265,071	23,820,576
		434,734,745
Hotels, Restaurants & Leisure — 0.8%
Restaurant Brands International, Inc.	1,053,368	69,185,598
Insurance — 8.0%
Fairfax Financial Holdings Ltd.	69,558	112,929,896
Great-West Lifeco, Inc.	953,693	40,431,062
iA Financial Corp., Inc.	324,690	38,327,102
Intact Financial Corp.	620,506	115,748,447
Manulife Financial Corp.	5,943,413	192,343,600
Power Corp. of Canada	1,880,513	88,089,340
Sun Life Financial, Inc.	1,961,584	119,313,202
		707,182,649
IT Services — 8.9%
CGI, Inc.	697,416	60,694,162
Shopify, Inc., Class A *	4,215,933	733,020,157
		793,714,319
Metals & Mining — 11.6%
Agnico Eagle Mines Ltd.	1,747,596	281,075,688
Barrick Mining Corp.	5,972,615	196,056,607
First Quantum Minerals Ltd. *	2,366,220	49,127,893
Franco-Nevada Corp.	635,728	118,751,117
Ivanhoe Mines Ltd., Class A *	2,500,643	25,014,453
Kinross Gold Corp.	4,263,479	99,158,451
Lundin Mining Corp.	2,399,951	38,603,183
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Teck Resources Ltd., Class B	1,612,492	69,176,602
Wheaton Precious Metals Corp.	1,577,864	152,380,791
		1,029,344,785
Oil, Gas & Consumable Fuels — 15.8%
ARC Resources Ltd.	2,043,360	37,689,725
Cameco Corp.	1,452,294	148,423,815
Canadian Natural Resources Ltd.	7,123,573	227,895,419
Cenovus Energy, Inc.	4,428,272	74,828,025
Enbridge, Inc.	7,586,230	353,741,002
Imperial Oil Ltd. (a)	539,017	47,673,922
Keyera Corp.	797,391	23,542,805
Pembina Pipeline Corp.	2,016,407	76,282,882
Suncor Energy, Inc.	4,309,182	171,593,037
TC Energy Corp.	3,608,459	181,072,578
Tourmaline Oil Corp.	1,277,394	56,185,117
		1,398,928,327
Professional Services — 0.8%
Thomson Reuters Corp. (a)	477,490	73,141,030
Real Estate Management & Development — 0.3%
FirstService Corp.	146,098	23,256,097
Software — 2.5%
Constellation Software, Inc.	72,347	190,395,041
Open Text Corp.	917,729	35,209,438
		225,604,479
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc. (a)	524,580	30,590,994
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B (a)	1,326,356	51,908,082
Total Common Stocks (Cost $5,816,661,969)		8,798,981,642
	NO. OF WARRANTS	VALUE ($)
Warrants — 0.0% ^
Software — 0.0% ^
Constellation Software, Inc., Zero Coupon, 3/31/2040 ‡ * (Cost $-)	65,101	—
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 4.3%
Investment of Cash Collateral from Securities Loaned — 4.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $380,456,486)	380,456,486	380,456,486
Total Investments — 103.5% (Cost $6,197,118,455)		9,179,438,128
Liabilities in Excess of Other Assets — (3.5)%		(312,155,233)
NET ASSETS — 100.0%		8,867,282,895

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $361,114,412.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	255	12/18/2025	CAD	64,801,326	1,439,053

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 62.4%
ANZ Group Holdings Ltd.	8,232,785	197,189,297
APA Group	3,580,742	21,505,709
Aristocrat Leisure Ltd.	1,715,194	70,966,381
ASX Ltd.	531,369	19,605,867
Atlas Arteria Ltd.	2,787,710	8,855,978
BHP Group Ltd.	13,262,003	378,076,146
BlueScope Steel Ltd.	1,202,746	17,994,466
Brambles Ltd.	3,768,080	61,229,693
Cochlear Ltd.	170,802	32,066,338
Coles Group Ltd.	3,673,791	52,985,454
Commonwealth Bank of Australia	4,596,439	515,743,695
Computershare Ltd.	1,520,605	36,326,595
Dexus, REIT	2,952,350	14,076,132
Fortescue Ltd.	4,352,540	60,531,779
Goodman Group, REIT	5,274,913	113,770,299
GPT Group (The), REIT	5,252,874	18,450,742
Insurance Australia Group Ltd.	6,554,677	33,696,553
Lottery Corp. Ltd. (The)	6,109,591	21,976,302
Macquarie Group Ltd.	997,336	142,254,679
Medibank Pvt Ltd.	7,559,558	24,126,254
Mirvac Group, REIT	10,831,114	16,305,462
National Australia Bank Ltd.	8,438,024	240,568,658
Northern Star Resources Ltd.	3,937,400	63,489,953
Orica Ltd.	1,337,766	19,451,580
Origin Energy Ltd.	4,728,831	37,896,010
Pro Medicus Ltd.	151,095	25,943,754
Qantas Airways Ltd.	2,035,277	13,559,313
QBE Insurance Group Ltd.	4,144,886	53,778,149
Ramsay Health Care Ltd. (a)	508,236	10,662,802
REA Group Ltd.	139,993	19,506,202
Reece Ltd. (a)	950,422	7,255,377
Rio Tinto Ltd.	1,018,958	88,472,389
Santos Ltd.	8,451,344	34,905,223
Scentre Group, REIT	14,247,247	37,952,327
SEEK Ltd.	890,784	15,764,291
SGH Ltd.	547,419	17,345,197
Sigma Healthcare Ltd.	15,272,976	31,050,941
Sonic Healthcare Ltd.	1,276,481	17,667,271
South32 Ltd.	12,432,502	25,711,506
Stockland, REIT	6,546,064	27,063,941
Suncorp Group Ltd.	2,967,605	38,094,872
Telstra Group Ltd.	10,937,902	34,944,834
TPG Telecom Ltd.	1,168,767	4,227,791
Transurban Group	8,477,055	80,207,297
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Vicinity Ltd., REIT	9,946,573	16,432,424
Washington H Soul Pattinson & Co. Ltd. (a)	878,271	21,580,255
Wesfarmers Ltd.	3,114,890	170,963,859
Westpac Banking Corp.	9,437,679	238,815,641
WiseTech Global Ltd.	473,922	21,374,828
Woodside Energy Group Ltd.	5,211,942	84,461,889
Woolworths Group Ltd.	3,353,161	62,298,368
		3,419,180,763
China — 1.2%
Budweiser Brewing Co. APAC Ltd. (b)	4,653,400	4,720,146
Wharf Holdings Ltd. (The)	2,617,000	6,877,137
Wilmar International Ltd.	4,951,500	11,898,986
Wuxi Biologics Cayman, Inc. * (b)	9,601,000	44,779,983
		68,276,252
Hong Kong — 15.9%
AIA Group Ltd.	28,725,400	279,519,302
CK Asset Holdings Ltd.	5,144,000	25,448,638
CK Infrastructure Holdings Ltd.	1,684,000	10,953,341
CLP Holdings Ltd.	4,964,500	42,344,070
Hang Seng Bank Ltd.	1,896,900	36,979,989
Henderson Land Development Co. Ltd.	3,657,700	12,866,882
HKT Trust & HKT Ltd.	9,799,000	14,308,232
Hong Kong & China Gas Co. Ltd.	29,955,789	27,878,430
Hong Kong Exchanges & Clearing Ltd.	3,275,400	178,518,787
Link, REIT	7,032,400	36,622,033
MTR Corp. Ltd.	4,329,500	15,883,597
Power Assets Holdings Ltd.	3,746,000	23,797,388
Sino Land Co. Ltd.	9,992,000	12,411,420
Sun Hung Kai Properties Ltd.	4,664,500	56,761,293
Swire Pacific Ltd., Class A (a)	932,500	7,701,821
Swire Pacific Ltd., Class B	1,995,000	2,957,628
Swire Properties Ltd.	2,845,800	7,752,743
Techtronic Industries Co. Ltd.	4,021,500	46,906,834
WH Group Ltd. (b)	21,413,691	20,598,199
Wharf Real Estate Investment Co. Ltd.	3,900,000	11,100,261
		871,310,888
Indonesia — 0.6%
Jardine Matheson Holdings Ltd.	540,800	31,752,845
Macau — 0.8%
Galaxy Entertainment Group Ltd.	6,179,000	30,785,831
Sands China Ltd.	6,132,979	15,984,115
		46,769,946
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
New Zealand — 1.2%
Auckland International Airport Ltd.	4,168,316	19,400,205
Fisher & Paykel Healthcare Corp. Ltd.	1,514,568	32,154,998
Meridian Energy Ltd.	3,532,215	11,957,866
		63,513,069
Singapore — 12.9%
CapitaLand Ascendas, REIT	9,977,328	21,601,248
CapitaLand Integrated Commercial Trust, REIT	13,434,077	24,423,031
CapitaLand Investment Ltd.	6,039,200	12,235,661
DBS Group Holdings Ltd.	5,592,400	231,539,546
Genting Singapore Ltd.	15,640,600	8,767,330
Jardine Cycle & Carriage Ltd.	163,100	4,072,539
Keppel Ltd.	3,886,900	30,396,930
Mapletree Pan Asia Commercial Trust, REIT	6,168,700	6,824,827
Oversea-Chinese Banking Corp. Ltd.	8,944,500	117,006,597
Singapore Airlines Ltd.	3,795,400	19,320,547
Singapore Exchange Ltd.	2,248,900	29,180,722
Singapore Technologies Engineering Ltd.	4,286,100	27,924,205
Singapore Telecommunications Ltd.	22,524,200	73,520,143
United Overseas Bank Ltd.	3,683,400	97,969,122
		704,782,448
United Kingdom — 0.9%
CK Hutchison Holdings Ltd.	7,311,500	48,486,031
United States — 3.4%
CSL Ltd.	1,325,975	154,524,261
James Hardie Industries plc, CHDI * (a)	1,589,843	33,483,279
		188,007,540
Total Common Stocks (Cost $4,757,948,776)		5,442,079,782
Short-Term Investments — 0.3%
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $19,372,222)	19,372,222	19,372,222
Total Investments — 99.6% (Cost $4,777,320,998)		5,461,452,004
Other Assets in Excess of Liabilities — 0.4%		19,524,728
NET ASSETS — 100.0%		5,480,976,732

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $16,698,644.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	30.7%
Metals & Mining	11.6
Insurance	7.9
Capital Markets	6.8
Broadline Retail	3.1
Biotechnology	2.8
Hotels, Restaurants & Leisure	2.7
Real Estate Management & Development	2.7
Industrial REITs	2.5
Diversified Telecommunication Services	2.3
Industrial Conglomerates	2.3
Oil, Gas & Consumable Fuels	2.2
Consumer Staples Distribution & Retail	2.1
Electric Utilities	2.1
Transportation Infrastructure	2.0
Diversified REITs	1.7
Retail REITs	1.7
Health Care Equipment & Supplies	1.2
Commercial Services & Supplies	1.1
Health Care Providers & Services	1.1
Others (each less than 1.0%)	9.0
Short-Term Investments	0.4
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	459	11/27/2025	SGD	15,733,163	4,375
SPI 200 Index	153	12/18/2025	AUD	22,241,473	143,588
					147,963

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%
Australia — 0.0% ^
Yancoal Australia Ltd. (a)	22,600	81,716
Brazil — 3.4%
Ambev SA	311,349	737,869
B3 SA - Brasil Bolsa Balcao	372,682	878,374
Banco Bradesco SA	113,747	328,347
Banco Bradesco SA (Preference)	379,822	1,284,206
Banco BTG Pactual SA	85,135	774,609
Banco do Brasil SA	124,523	508,281
Banco Santander Brasil SA	28,047	162,497
BB Seguridade Participacoes SA	48,779	299,205
Centrais Eletricas Brasileiras SA	71,222	736,321
Centrais Eletricas Brasileiras SA (Preference)	16,746	184,426
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	32,350	795,108
Cia Energetica de Minas Gerais (Preference)	151,460	318,688
Cia Paranaense de Energia - Copel	57,231	139,356
Cia Paranaense de Energia - Copel (Preference)	75,615	195,645
Embraer SA	49,686	804,219
Energisa SA	36,180	347,748
Engie Brasil Energia SA	20,064	148,803
Equatorial Energia SA	89,071	605,457
Gerdau SA (Preference)	86,164	302,378
Hapvida Participacoes e Investimentos SA * (a)	26,385	153,799
Itau Unibanco Holding SA (Preference)	376,536	2,766,655
Itausa SA	80,070	173,239
Itausa SA (Preference)	438,619	948,176
Klabin SA	70,579	235,747
Localiza Rent a Car SA	69,773	509,425
Motiva Infraestrutura de Mobilidade SA	88,350	260,618
Neoenergia SA	42,143	228,107
Petroleo Brasileiro SA	261,303	1,525,577
Petroleo Brasileiro SA (Preference)	324,040	1,787,657
Porto Seguro SA	13,191	117,690
PRIO SA *	58,030	387,014
Raia Drogasil SA	96,773	360,114
Rede D'Or Sao Luiz SA (a)	90,498	726,346
Rumo SA	87,440	260,047
Suzano SA	47,714	432,711
Telefonica Brasil SA	60,420	362,299
TIM SA	61,072	275,394
Vale SA	255,950	3,092,837
INVESTMENTS	SHARES	VALUE($)

Brazil — continued
Vibra Energia SA	79,139	350,392
WEG SA	112,324	878,348
		25,383,729
Chile — 0.5%
Banco de Chile	3,219,818	565,052
Banco de Credito e Inversiones SA	8,240	423,562
Banco Santander Chile	5,244,456	379,306
Cencosud SA	95,673	296,697
Empresas CMPC SA	86,183	124,353
Empresas Copec SA	31,831	227,584
Enel Chile SA	1,715,095	131,013
Falabella SA	86,832	544,917
Latam Airlines Group SA	15,991,039	364,424
Plaza SA	56,225	158,376
Quinenco SA	20,093	91,879
Sociedad Quimica y Minera de Chile SA (Preference), Class B *	10,120	487,656
		3,794,819
China — 28.2%
360 Security Technology, Inc., Class A	45,600	76,636
AAC Technologies Holdings, Inc.	52,500	269,871
AECC Aviation Power Co. Ltd., Class A	17,300	94,912
Agricultural Bank of China Ltd., Class A	868,000	969,914
Agricultural Bank of China Ltd., Class H	1,998,000	1,524,230
Airtac International Group	11,000	324,445
Akeso, Inc. * (a)	38,000	553,314
Alibaba Group Holding Ltd.	1,283,100	27,302,763
Alibaba Health Information Technology Ltd. *	384,000	286,420
Aluminum Corp. of China Ltd., Class A	81,100	113,617
Aluminum Corp. of China Ltd., Class H	274,000	348,396
Anhui Conch Cement Co. Ltd., Class A	21,100	68,696
Anhui Conch Cement Co. Ltd., Class H	94,000	280,258
Anhui Gujing Distillery Co. Ltd., Class A	3,000	67,820
Anhui Gujing Distillery Co. Ltd., Class B	9,015	113,968
Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	12,100	86,718
Anhui Kouzi Distillery Co. Ltd., Class A	82,000	373,064
Anjoy Foods Group Co. Ltd., Class A	6,100	63,264
ANTA Sports Products Ltd.	94,800	989,535
APT Medical, Inc., Class A	1,578	61,162
ASR Microelectronics Co. Ltd., Class A *	2,270	29,766
Asymchem Laboratories Tianjin Co. Ltd., Class A	6,100	83,981
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Atour Lifestyle Holdings Ltd., ADR	5,992	233,448
Autobio Diagnostics Co. Ltd., Class A	15,700	84,725
Avary Holding Shenzhen Co. Ltd., Class A	10,900	80,231
AviChina Industry & Technology Co. Ltd., Class H	167,000	85,069
BAIC BluePark New Energy Technology Co. Ltd., Class A *	31,300	36,689
Baidu, Inc., Class A *	151,300	2,290,113
Bank of Beijing Co. Ltd., Class A	132,944	104,323
Bank of Chengdu Co. Ltd., Class A	22,600	53,342
Bank of China Ltd., Class H	5,613,000	3,178,327
Bank of Communications Co. Ltd., Class A	109,100	110,039
Bank of Communications Co. Ltd., Class H	521,000	462,805
Bank of Hangzhou Co. Ltd., Class A	38,400	84,631
Bank of Jiangsu Co. Ltd., Class A	103,100	156,019
Bank of Nanjing Co. Ltd., Class A	65,800	104,469
Bank of Ningbo Co. Ltd., Class A	45,700	181,896
Bank of Shanghai Co. Ltd., Class A	78,400	104,444
Baoshan Iron & Steel Co. Ltd., Class A	140,300	145,205
Beijing Enterprises Holdings Ltd.	38,000	166,739
Beijing Enterprises Water Group Ltd.	314,000	100,923
Beijing Kingsoft Office Software, Inc., Class A	2,979	150,128
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	6,200	49,107
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	263,900	192,164
Bestechnic Shanghai Co. Ltd., Class A	889	30,702
Bilibili, Inc., Class Z *	17,100	516,471
Bloks Group Ltd. *	6,300	72,137
BOC Aviation Ltd. (a)	17,200	150,770
BOC Hong Kong Holdings Ltd.	250,500	1,230,887
BOE Technology Group Co. Ltd., Class A	204,300	116,452
Bosideng International Holdings Ltd.	348,000	212,946
BYD Co. Ltd., Class A	32,300	457,385
BYD Co. Ltd., Class H	259,600	3,354,030
BYD Electronic International Co. Ltd.	59,000	276,983
C&D International Investment Group Ltd.	65,000	133,507
Caitong Securities Co. Ltd., Class A	500,500	604,284
Cambricon Technologies Corp. Ltd., Class A *	2,207	425,946
CGN Power Co. Ltd., Class H (a)	753,000	298,332
Changchun High-Tech Industry Group Co. Ltd.	6,000	94,576
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	6,000	109,263
Chifeng Jilong Gold Mining Co. Ltd., Class H	14,000	51,513
INVESTMENTS	SHARES	VALUE($)

China — continued
China CITIC Bank Corp. Ltd., Class H	569,000	542,886
China Coal Energy Co. Ltd., Class H	153,000	215,523
China Construction Bank Corp., Class A	112,200	143,886
China Construction Bank Corp., Class H	6,913,000	6,844,158
China CSSC Holdings Ltd., Class A	28,600	144,260
China Eastern Airlines Corp. Ltd., Class A *	161,800	109,077
China Energy Engineering Corp. Ltd., Class A	171,900	58,154
China Everbright Bank Co. Ltd., Class A	292,000	136,908
China Everbright Environment Group Ltd.	279,000	172,628
China Feihe Ltd. (a)	285,000	152,108
China Galaxy Securities Co. Ltd., Class A	38,400	94,778
China Galaxy Securities Co. Ltd., Class H	249,000	358,212
China Gas Holdings Ltd.	235,800	242,531
China Greatwall Technology Group Co. Ltd., Class A *	17,500	41,583
China Hongqiao Group Ltd.	197,500	749,867
China International Capital Corp. Ltd., Class H (a)	110,000	299,260
China Jushi Co. Ltd., Class A	38,500	88,570
China Life Insurance Co. Ltd., Class H	526,000	1,658,737
China Literature Ltd. * (a)	27,400	147,609
China Longyuan Power Group Corp. Ltd., Class H	242,000	224,118
China Medical System Holdings Ltd.	101,000	174,186
China Mengniu Dairy Co. Ltd.	220,000	400,345
China Merchants Bank Co. Ltd., Class A	126,500	726,604
China Merchants Bank Co. Ltd., Class H	267,500	1,676,833
China Merchants Energy Shipping Co. Ltd., Class A	51,200	66,409
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	37,700	54,299
China Merchants Port Holdings Co. Ltd.	118,000	228,391
China Merchants Securities Co. Ltd., Class H (a)	32,600	65,452
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	51,300	68,037
China Minsheng Banking Corp. Ltd., Class A	228,000	125,135
China Minsheng Banking Corp. Ltd., Class H	513,000	262,817
China National Nuclear Power Co. Ltd., Class A	118,900	149,871
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	22,800	162,624
China Oilfield Services Ltd., Class H	148,000	144,485
China Overseas Land & Investment Ltd.	282,000	473,251
China Pacific Insurance Group Co. Ltd., Class A	38,600	192,367
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Pacific Insurance Group Co. Ltd., Class H	180,800	732,973
China Petroleum & Chemical Corp., Class A	219,700	168,757
China Petroleum & Chemical Corp., Class H	1,634,000	869,132
China Power International Development Ltd.	391,000	168,559
China Railway Group Ltd., Class A	131,100	103,428
China Railway Group Ltd., Class H	286,000	145,082
China Rare Earth Resources And Technology Co. Ltd., Class A *	5,700	42,173
China Resources Beer Holdings Co. Ltd.	109,500	374,548
China Resources Gas Group Ltd.	71,000	195,237
China Resources Land Ltd.	203,500	735,233
China Resources Mixc Lifestyle Services Ltd. (a)	48,800	255,328
China Resources Pharmaceutical Group Ltd. (a)	148,000	94,845
China Resources Power Holdings Co. Ltd.	158,000	377,825
China Shenhua Energy Co. Ltd., Class A	45,600	272,097
China Shenhua Energy Co. Ltd., Class H	239,000	1,244,517
China Southern Airlines Co. Ltd., Class A *	91,200	85,415
China Southern Airlines Co. Ltd., Class H *	130,000	78,394
China Suntien Green Energy Corp. Ltd., Class A	127,600	141,332
China Taiping Insurance Holdings Co. Ltd.	106,000	241,115
China Three Gorges Renewables Group Co. Ltd., Class A	182,400	108,811
China Tourism Group Duty Free Corp. Ltd., Class A	17,100	182,662
China Tourism Group Duty Free Corp. Ltd., Class H (a)	8,800	75,621
China Tower Corp. Ltd., Class H (a)	327,500	473,122
China Vanke Co. Ltd., Class A *	52,700	46,399
China Vanke Co. Ltd., Class H *	18,000	10,198
China Yangtze Power Co. Ltd., Class A	134,000	528,637
Chongqing Changan Automobile Co. Ltd., Class A	57,000	99,147
Chongqing Qianli Technology Co. Ltd., Class A *	24,100	40,342
Chongqing Rural Commercial Bank Co. Ltd., Class H	166,000	136,508
Chow Tai Fook Jewellery Group Ltd.	130,800	256,005
CITIC Ltd.	360,000	556,427
CITIC Securities Co. Ltd., Class A	65,800	271,582
CITIC Securities Co. Ltd., Class H	112,000	426,394
CMOC Group Ltd., Class A	110,200	263,875
CMOC Group Ltd., Class H	258,000	558,560
INVESTMENTS	SHARES	VALUE($)

China — continued
CNPC Capital Co. Ltd., Class A	47,500	69,667
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	118,000	166,833
COSCO SHIPPING Holdings Co. Ltd., Class A	70,500	148,533
COSCO SHIPPING Holdings Co. Ltd., Class H	185,500	321,700
Country Garden Services Holdings Co. Ltd.	174,000	138,353
CSPC Pharmaceutical Group Ltd.	570,000	561,446
Daqin Railway Co. Ltd., Class A	106,500	85,661
Eastroc Beverage Group Co. Ltd., Class A	2,850	111,999
Ecovacs Robotics Co. Ltd., Class A	3,100	38,922
ENN Energy Holdings Ltd.	59,600	519,311
ENN Natural Gas Co. Ltd., Class A	19,500	53,434
Everdisplay Optronics Shanghai Co. Ltd., Class A *	726,668	277,414
Far East Horizon Ltd.	101,000	90,725
Flat Glass Group Co. Ltd., Class H	39,000	61,321
Focus Media Information Technology Co. Ltd., Class A	104,300	113,361
Foshan Haitian Flavouring & Food Co. Ltd., Class A	27,960	149,635
Fosun International Ltd.	161,000	102,128
Foxconn Industrial Internet Co. Ltd., Class A	61,000	614,280
Full Truck Alliance Co. Ltd., ADR	56,874	739,362
Fuyao Glass Industry Group Co. Ltd., Class A	11,300	107,071
Fuyao Glass Industry Group Co. Ltd., Class H (a)	41,200	366,900
Ganfeng Lithium Group Co. Ltd. (a)	32,600	215,279
Ganfeng Lithium Group Co. Ltd., Class A	11,700	113,407
GCL Technology Holdings Ltd. *	1,576,000	275,500
GD Power Development Co. Ltd., Class A	112,300	83,394
Geely Automobile Holdings Ltd.	410,000	972,647
Genscript Biotech Corp. *	82,000	170,203
GF Securities Co. Ltd., Class A	54,400	172,489
GF Securities Co. Ltd., Class H	67,400	162,718
Giant Biogene Holding Co. Ltd. (a) (b)	31,600	151,436
Giant Network Group Co. Ltd., Class A	10,200	50,243
GigaDevice Semiconductor, Inc., Class A	4,800	148,266
GoerTek, Inc., Class A	19,400	89,337
Goldwind Science & Technology Co. Ltd., Class H	51,400	87,244
Gotion High-tech Co. Ltd., Class A	9,500	60,737
Great Wall Motor Co. Ltd., Class H	174,000	338,795
Gree Electric Appliances, Inc. of Zhuhai, Class A	40,000	223,347
Guangdong Electric Power Development Co. Ltd., Class A	148,600	99,096
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Guangdong Haid Group Co. Ltd., Class A	10,800	88,524
Guangdong HEC Technology Holding Co. Ltd., Class A *	15,900	48,006
Guangdong Investment Ltd.	234,000	222,296
Guangzhou Automobile Group Co. Ltd., Class H	198,000	83,021
Guangzhou Baiyun International Airport Co. Ltd., Class A	264,523	363,026
Guangzhou Tinci Materials Technology Co. Ltd., Class A	10,200	57,088
Guosen Securities Co. Ltd., Class A	52,000	102,526
Guotai Haitong Securities Co. Ltd., Class A	75,006	204,175
Guotai Haitong Securities Co. Ltd., Class H (a)	170,456	326,616
H World Group Ltd.	115,500	447,867
Haidilao International Holding Ltd. (a)	123,000	202,693
Haier Smart Home Co. Ltd., Class A	39,900	150,243
Haier Smart Home Co. Ltd., Class H	174,800	568,430
Hainan Airlines Holding Co. Ltd., Class A *	290,500	72,199
Haisco Pharmaceutical Group Co. Ltd., Class A	4,700	37,392
Haitian International Holdings Ltd.	87,000	237,731
Hangzhou First Applied Material Co. Ltd., Class A	20,300	44,743
Hansoh Pharmaceutical Group Co. Ltd. (a)	76,000	348,894
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	12,000	41,632
Hengan International Group Co. Ltd.	47,000	164,608
Hengli Petrochemical Co. Ltd., Class A	43,400	109,383
Hisense Home Appliances Group Co. Ltd.	31,000	91,439
Horizon Robotics *	565,800	640,775
Hua Hong Semiconductor Ltd., Class H * (a)	46,000	471,509
Huadong Medicine Co. Ltd., Class A	11,300	65,896
Huagong Tech Co. Ltd., Class A	5,400	60,506
Hualan Biological Engineering, Inc., Class A	62,900	142,338
Huaneng Power International, Inc., Class A	74,100	84,583
Huaneng Power International, Inc., Class H	290,000	239,572
Huatai Securities Co. Ltd., Class H (a)	89,600	225,262
Huaxia Bank Co. Ltd., Class A	100,400	95,980
Huayu Automotive Systems Co. Ltd., Class A	53,700	153,995
Huizhou Desay Sv Automotive Co. Ltd., Class A	5,900	98,293
Hundsun Technologies, Inc., Class A	17,100	75,540
IEIT Systems Co. Ltd., Class A	9,700	88,727
Iflytek Co. Ltd., Class A	17,200	134,305
INVESTMENTS	SHARES	VALUE($)

China — continued
Industrial & Commercial Bank of China Ltd., Class A	617,700	674,966
Industrial & Commercial Bank of China Ltd., Class H	5,268,000	4,081,642
Industrial Bank Co. Ltd., Class A	136,800	388,676
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	240,700	85,837
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	45,600	175,548
Inner Mongolia Yitai Coal Co. Ltd., Class B	76,000	148,233
Innovent Biologics, Inc. * (a)	103,500	1,161,021
JA Solar Technology Co. Ltd., Class A *	22,800	45,049
JD Health International, Inc. * (a)	72,850	568,663
JD Logistics, Inc. * (a)	176,800	288,220
JD.com, Inc., Class A	181,050	2,989,133
Jiangsu Eastern Shenghong Co. Ltd., Class A *	40,600	52,711
Jiangsu Expressway Co. Ltd., Class H	98,000	119,307
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,700	117,336
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	35,300	317,554
Jiangsu Yanghe Distillery Co. Ltd., Class A	13,500	134,170
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	20,100	101,643
Jiangxi Copper Co. Ltd., Class H	96,000	400,554
Jinko Solar Co. Ltd., Class A *	56,181	45,818
Jointown Pharmaceutical Group Co. Ltd., Class A	179,891	128,769
KE Holdings, Inc., Class A	163,300	926,184
Kingboard Holdings Ltd.	57,000	204,221
Kingdee International Software Group Co. Ltd. *	200,000	377,329
Kingnet Network Co. Ltd., Class A	11,500	38,440
Kingsoft Corp. Ltd.	75,400	328,679
Kuaishou Technology (a)	203,200	1,886,577
Kuang-Chi Technologies Co. Ltd., Class A *	11,700	74,829
Kunlun Energy Co. Ltd.	304,000	279,433
Kweichow Moutai Co. Ltd., Class A	6,800	1,365,853
Laopu Gold Co. Ltd., Class H	2,700	237,670
LB Group Co. Ltd., Class A	43,800	113,246
Lenovo Group Ltd.	426,000	621,470
Li Auto, Inc., Class A *	76,700	795,921
Li Ning Co. Ltd.	9,000	19,568
Lingyi iTech Guangdong Co., Class A	38,700	84,866
Longfor Group Holdings Ltd. (a)	158,000	195,167
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
LONGi Green Energy Technology Co. Ltd., Class A *	51,300	151,964
Luxshare Precision Industry Co. Ltd., Class A	39,500	349,448
Luzhou Laojiao Co. Ltd., Class A	9,500	179,349
Mao Geping Cosmetics Co. Ltd., Class H	8,900	102,795
Meituan * (a)	378,400	4,980,787
Midea Group Co. Ltd., Class A	37,300	400,099
MINISO Group Holding Ltd.	31,800	170,024
Mixue Group, Class H *	3,100	164,955
Montage Technology Co. Ltd., Class A	7,669	146,782
Muyuan Foods Co. Ltd., Class A	30,400	214,833
Nanjing Securities Co. Ltd., Class A	484,600	576,248
NARI Technology Co. Ltd., Class A	54,880	186,727
National Silicon Industry Group Co. Ltd., Class A *	14,558	46,720
NAURA Technology Group Co. Ltd., Class A	3,745	213,962
NetEase, Inc.	122,900	3,448,664
New China Life Insurance Co. Ltd., Class A	13,300	126,582
New China Life Insurance Co. Ltd., Class H	69,000	436,053
New Oriental Education & Technology Group, Inc. *	101,700	608,141
Ningbo Deye Technology Co. Ltd., Class A	6,162	64,421
Ningbo Tuopu Group Co. Ltd., Class A	10,530	109,692
Ningxia Baofeng Energy Group Co. Ltd., Class A	45,100	116,791
NIO, Inc., Class A *	123,670	894,200
Nongfu Spring Co. Ltd., Class H (a)	126,800	842,910
OmniVision Integrated Circuits Group, Inc.	9,800	179,799
Oriental Pearl Group Co. Ltd., Class A	61,400	83,702
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	619,100	262,591
PDD Holdings, Inc., ADR *	53,658	7,236,854
People's Insurance Co. Group of China Ltd. (The), Class H	587,000	527,190
PetroChina Co. Ltd., Class H	1,490,000	1,540,241
PICC Property & Casualty Co. Ltd., Class H	462,000	1,091,486
Ping An Bank Co. Ltd., Class A	125,400	199,261
Ping An Insurance Group Co. of China Ltd., Class A	62,300	505,923
Ping An Insurance Group Co. of China Ltd., Class H	439,500	3,175,094
Poly Developments and Holdings Group Co. Ltd., Class A	79,800	82,088
Pop Mart International Group Ltd. (a)	45,800	1,302,787
Postal Savings Bank of China Co. Ltd., Class A	538,500	434,741
INVESTMENTS	SHARES	VALUE($)

China — continued
Postal Savings Bank of China Co. Ltd., Class H (a)	633,000	446,019
Power Construction Corp. of China Ltd., Class A	114,000	90,243
Qinghai Salt Lake Industry Co. Ltd., Class A *	39,900	138,795
Rockchip Electronics Co. Ltd.	2,500	63,688
Rongsheng Petrochemical Co. Ltd., Class A	69,800	99,844
SAIC Motor Corp. Ltd., Class A	44,300	103,500
Sanan Optoelectronics Co. Ltd., Class A	66,900	130,358
Sany Heavy Industry Co. Ltd., Class A	57,000	177,123
Satellite Chemical Co. Ltd., Class A	18,600	46,778
SDIC Power Holdings Co. Ltd., Class A	44,200	89,056
Seres Group Co. Ltd., Class A	10,100	220,247
SF Holding Co. Ltd., Class A	34,300	194,157
Shaanxi Coal Industry Co. Ltd., Class A	62,700	199,783
Shandong Gold Mining Co. Ltd., Class A	22,900	115,449
Shandong Gold Mining Co. Ltd., Class H (a)	52,750	221,134
Shandong Hi-Speed Holdings Group Ltd. *	55,000	14,581
Shandong Nanshan Aluminum Co. Ltd., Class A	138,800	89,798
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,400	12,880
Shanghai Baosight Software Co. Ltd., Class A	13,920	44,938
Shanghai Baosight Software Co. Ltd., Class B	57,264	64,249
Shanghai Electric Group Co. Ltd., Class A *	68,300	89,263
Shanghai Electric Group Co. Ltd., Class H *	184,000	107,287
Shanghai Electric Power Co. Ltd., Class A	14,800	61,684
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	73,900	302,731
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	33,500	102,613
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	23,000	125,104
Shanghai International Airport Co. Ltd., Class A	17,400	78,860
Shanghai Junshi Biosciences Co. Ltd., Class H * (a)	13,000	44,375
Shanghai Pudong Development Bank Co. Ltd., Class A	176,100	284,309
Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,400	46,773
Shanghai Rural Commercial Bank Co. Ltd., Class A	53,300	63,823
Shanjin International Gold Co. Ltd., Class A	14,600	44,564
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	7,700	206,013
Shengyi Technology Co. Ltd., Class A	13,600	122,449
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Shennan Circuits Co. Ltd., Class A	3,450	103,707
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	6,300	52,716
Shenzhen Transsion Holdings Co. Ltd., Class A	8,183	87,592
Shenzhou International Group Holdings Ltd.	62,800	542,078
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A *	10,000	32,391
Sichuan Changhong Electric Co. Ltd., Class A	26,000	37,207
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	9,900	48,624
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	2,400	137,966
Sichuan Road and Bridge Group Co. Ltd., Class A	37,800	50,305
Silergy Corp.	27,000	194,259
Sino Biopharmaceutical Ltd.	667,000	607,592
Sinoma Science & Technology Co. Ltd., Class A	8,800	42,796
Sinopec Oilfield Service Corp., Class A *	380,000	119,584
Sinopharm Group Co. Ltd., Class H	106,800	266,206
Sinotrans Ltd., Class H	144,000	97,878
Sinotruk Hong Kong Ltd.	52,500	175,394
Smoore International Holdings Ltd. (a)	129,000	217,252
StarPower Semiconductor Ltd., Class A	7,940	116,667
State Grid Yingda Co. Ltd., Class A	285,000	258,167
Sunny Optical Technology Group Co. Ltd.	47,700	460,959
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	9,600	92,282
TAL Education Group, ADR *	31,363	384,510
Talkweb Information System Co. Ltd., Class A *	7,300	35,149
TBEA Co. Ltd., Class A	26,700	73,396
TCL Technology Group Corp., Class A	110,400	66,842
Tencent Holdings Ltd.	429,300	34,871,079
Tencent Music Entertainment Group, Class A	80,100	894,730
Tianqi Lithium Corp., Class A *	11,700	87,752
Tianshan Aluminum Group Co. Ltd., Class A	24,800	46,508
Tingyi Cayman Islands Holding Corp.	156,000	214,037
Tongcheng Travel Holdings Ltd. (a)	90,800	249,864
Tongling Nonferrous Metals Group Co. Ltd., Class A	67,800	50,300
Tongwei Co. Ltd., Class A *	34,200	118,923
Trip.com Group Ltd.	40,800	2,871,154
Tsingtao Brewery Co. Ltd.	44,000	297,375
UBTech Robotics Corp. Ltd., Class H *	15,900	281,353
INVESTMENTS	SHARES	VALUE($)

China — continued
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,100	69,971
Uni-President China Holdings Ltd.	97,000	104,982
Unisplendour Corp. Ltd., Class A	22,800	86,691
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	2,894	64,691
Vipshop Holdings Ltd., ADR	25,238	441,413
Wanhua Chemical Group Co. Ltd., Class A	22,100	194,249
Want Want China Holdings Ltd.	357,000	230,703
Weichai Power Co. Ltd., Class A	38,100	80,033
Weichai Power Co. Ltd., Class H	155,000	320,276
Wingtech Technology Co. Ltd., Class A *	6,800	42,914
Wuliangye Yibin Co. Ltd., Class A	22,100	369,166
WUS Printed Circuit Kunshan Co. Ltd., Class A	12,300	122,121
WuXi AppTec Co. Ltd., Class A	13,400	186,895
WuXi AppTec Co. Ltd., Class H (a)	24,800	346,533
XCMG Construction Machinery Co. Ltd., Class A	74,400	111,124
Xiamen Faratronic Co. Ltd., Class A	6,000	101,380
Xiamen Tungsten Co. Ltd., Class A	8,700	43,619
Xiaomi Corp., Class B * (a)	1,190,200	6,603,126
Xinjiang Daqo New Energy Co. Ltd., Class A *	11,941	50,231
Xinyi Glass Holdings Ltd.	120,000	140,343
Xinyi Solar Holdings Ltd.	50,000	23,040
XPeng, Inc., Class A *	89,300	1,040,360
XtalPi Holdings Ltd. *	157,000	228,593
Yadea Group Holdings Ltd. (a)	112,000	175,103
Yangzijiang Shipbuilding Holdings Ltd.	190,100	513,414
Yankuang Energy Group Co. Ltd., Class H	235,000	322,619
Yonghui Superstores Co. Ltd., Class A *	48,800	32,022
Yonyou Network Technology Co. Ltd., Class A *	19,400	42,511
YTO Express Group Co. Ltd., Class A	18,400	44,180
Yuexiu Property Co. Ltd.	128,000	73,695
Yum China Holdings, Inc.	26,009	1,125,149
Yunnan Aluminium Co. Ltd., Class A	18,500	59,671
Yutong Bus Co. Ltd., Class A	12,000	54,461
Zangge Mining Co. Ltd., Class A	9,600	79,371
ZEEKR Intelligent Technology Holding Ltd., ADR *	3,737	106,617
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,200	80,005
Zhaojin Mining Industry Co. Ltd., Class H	116,000	431,931
Zhejiang China Commodities City Group Co. Ltd., Class A	34,600	89,557
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zhejiang Huayou Cobalt Co. Ltd., Class A	8,900	81,024
Zhejiang Juhua Co. Ltd., Class A	15,000	74,377
Zhejiang Leapmotor Technology Co. Ltd., Class H * (a)	48,700	364,797
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	253,800	281,026
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	22,700	159,175
Zhejiang Supor Co. Ltd., Class A	5,900	39,517
Zhongjin Gold Corp. Ltd., Class A	25,100	77,852
Zhongsheng Group Holdings Ltd.	6,000	9,472
Zhongtai Securities Co. Ltd., Class A	496,500	486,557
Zhuzhou CRRC Times Electric Co. Ltd., Class H	41,800	212,433
Zijin Mining Group Co. Ltd., Class A	109,200	466,565
Zijin Mining Group Co. Ltd., Class H	398,000	1,646,532
ZJLD Group, Inc. (a) (b)	50,200	56,334
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	118,400	114,319
ZTE Corp., Class A	27,700	168,855
ZTE Corp., Class H	53,400	225,564
ZTO Express Cayman, Inc.	31,700	584,827
		211,509,271
Colombia — 0.2%
Ecopetrol SA	334,044	154,254
Grupo Cibest SA	20,885	338,631
Grupo Cibest SA (Preference)	31,942	466,534
Grupo de Inversiones Suramericana SA (Preference)	8,153	86,508
Grupo Energia Bogota SA ESP	222,472	181,802
Interconexion Electrica SA ESP	33,980	220,382
		1,448,111
Czech Republic — 0.1%
CEZ A/S	11,398	698,118
Komercni Banka A/S	5,416	277,061
		975,179
Egypt — 0.0% ^
Commercial International Bank - Egypt (CIB)	141,286	315,494
Greece — 0.5%
Alpha Bank SA	147,813	579,458
Eurobank Ergasias Services and Holdings SA	173,484	652,578
Hellenic Telecommunications Organization SA	13,882	260,687
JUMBO SA	8,458	268,491
INVESTMENTS	SHARES	VALUE($)

Greece — continued
Motor Oil Hellas Corinth Refineries SA	4,825	144,594
National Bank of Greece SA	59,184	869,917
OPAP SA	10,890	225,315
Piraeus Financial Holdings SA	49,815	389,066
Public Power Corp. SA	13,368	232,164
		3,622,270
Hong Kong — 0.2%
Central New Energy Holding Group Ltd. *	93,000	113,481
Guming Holdings Ltd. *	46,800	136,848
J&T Global Express Ltd. *	443,600	569,194
Kingboard Laminates Holdings Ltd.	58,500	97,942
Orient Overseas International Ltd.	11,000	190,365
		1,107,830
Hungary — 0.3%
MOL Hungarian Oil & Gas plc	26,149	230,028
OTP Bank Nyrt.	14,984	1,430,304
Richter Gedeon Nyrt.	9,771	300,987
		1,961,319
India — 16.5%
ABB India Ltd.	3,850	226,291
ACC Ltd.	6,083	128,815
Adani Energy Solutions Ltd. *	23,861	264,817
Adani Enterprises Ltd.	29,273	817,237
Adani Green Energy Ltd. *	28,568	366,462
Adani Ports & Special Economic Zone Ltd.	64,095	1,048,216
Adani Power Ltd. *	383,569	681,249
Adani Total Gas Ltd.	16,414	116,689
Aditya Birla Capital Ltd. *	57,428	209,437
Alkem Laboratories Ltd.	4,631	287,004
Ambuja Cements Ltd.	54,072	343,843
Apollo Hospitals Enterprise Ltd.	7,660	662,910
Ashok Leyland Ltd.	212,244	337,997
Asian Paints Ltd.	52,021	1,472,312
Astral Ltd.	8,877	144,928
AU Small Finance Bank Ltd. (a)	39,297	388,268
Aurobindo Pharma Ltd.	21,863	280,455
Avenue Supermarts Ltd. * (a)	11,311	528,872
Axis Bank Ltd.	161,159	2,236,485
Bajaj Auto Ltd.	4,733	473,868
Bajaj Finance Ltd.	198,220	2,328,016
Bajaj Finserv Ltd.	26,986	634,254
Bajaj Holdings & Investment Ltd.	1,887	261,492
Balkrishna Industries Ltd.	6,177	158,477
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Bandhan Bank Ltd. (a)	60,249	106,075
Bank of Baroda	74,940	234,851
Berger Paints India Ltd.	20,266	123,567
Bharat Electronics Ltd.	252,521	1,210,894
Bharat Forge Ltd.	19,879	296,405
Bharat Heavy Electricals Ltd.	91,634	273,755
Bharat Petroleum Corp. Ltd.	141,156	566,276
Bharti Airtel Ltd.	201,673	4,669,978
Bharti Hexacom Ltd.	5,394	112,896
Biocon Ltd.	43,295	181,467
Bosch Ltd.	641	268,602
Britannia Industries Ltd.	9,392	617,502
Canara Bank	135,830	209,443
CG Power & Industrial Solutions Ltd.	45,316	375,720
Cholamandalam Investment and Finance Co. Ltd.	30,013	573,550
Cipla Ltd.	38,916	658,063
Coal India Ltd.	160,652	702,775
Colgate-Palmolive India Ltd.	9,667	244,198
Container Corp. of India Ltd.	25,340	155,599
Coromandel International Ltd.	9,213	220,307
CRISIL Ltd.	1,467	81,379
Cummins India Ltd.	9,597	469,191
Dabur India Ltd.	50,231	275,762
Divi's Laboratories Ltd.	9,563	726,012
Dixon Technologies India Ltd. (a)	2,424	422,743
DLF Ltd.	58,405	497,190
Dr Reddy's Laboratories Ltd.	41,583	559,510
Eicher Motors Ltd.	11,058	872,061
Eternal Ltd. *	316,999	1,131,344
FSN E-Commerce Ventures Ltd. *	89,796	250,586
GAIL India Ltd.	202,057	415,696
GE Vernova T&D India Ltd.	9,037	309,210
GMR Airports Ltd. *	205,814	217,514
Godrej Consumer Products Ltd.	29,460	371,033
Godrej Properties Ltd. *	9,656	248,624
Grasim Industries Ltd.	27,031	879,814
Havells India Ltd.	16,040	269,931
HCL Technologies Ltd.	75,374	1,307,826
HDFC Asset Management Co. Ltd. (a)	7,163	433,880
HDFC Bank Ltd.	799,866	8,893,589
HDFC Life Insurance Co. Ltd. (a)	69,274	570,600
Hero MotoCorp Ltd.	9,593	598,798
Hexaware Technologies Ltd.	8,354	64,657
Hindalco Industries Ltd.	102,232	975,070
INVESTMENTS	SHARES	VALUE($)

India — continued
Hindustan Aeronautics Ltd. (a)	13,419	706,899
Hindustan Petroleum Corp. Ltd.	69,537	372,014
Hindustan Unilever Ltd.	64,008	1,777,646
Hitachi Energy India Ltd.	917	183,489
Hyundai Motor India Ltd.	10,047	275,864
ICICI Bank Ltd.	372,508	5,644,478
ICICI Lombard General Insurance Co. Ltd. (a)	16,504	370,537
ICICI Prudential Life Insurance Co. Ltd. (a)	28,333	188,557
IDFC First Bank Ltd.	429,599	395,561
Indian Bank	20,171	194,942
Indian Hotels Co. Ltd. (The)	64,521	538,753
Indian Oil Corp. Ltd.	275,650	514,396
Indian Railway Catering & Tourism Corp. Ltd.	21,923	177,407
Indian Railway Finance Corp. Ltd. (a)	127,096	176,432
Indian Renewable Energy Development Agency Ltd. *	48,043	82,156
Indraprastha Gas Ltd.	55,632	132,643
Indus Towers Ltd. *	94,289	386,389
IndusInd Bank Ltd. *	41,698	373,309
Infosys Ltd.	289,470	4,823,176
InterGlobe Aviation Ltd. (a)	12,009	760,874
ITC Hotels Ltd. *	71,293	174,033
ITC Ltd.	211,478	1,001,038
Jindal Stainless Ltd.	29,261	248,296
Jindal Steel Ltd.	26,699	320,546
Jio Financial Services Ltd.	219,929	760,125
JSW Energy Ltd.	42,790	254,091
JSW Steel Ltd.	90,757	1,232,381
Jubilant Foodworks Ltd.	27,025	181,897
Kalyan Jewellers India Ltd.	30,652	175,806
Kotak Mahindra Bank Ltd.	77,216	1,829,154
L&T Technology Services Ltd. (a)	1,973	91,344
Larsen & Toubro Ltd.	47,580	2,158,917
Linde India Ltd.	1,595	107,948
Lloyds Metals & Energy Ltd.	10,327	151,739
Lodha Developers Ltd. (a)	19,183	259,129
LTIMindtree Ltd. (a)	6,525	417,384
Lupin Ltd.	17,241	381,675
Mahindra & Mahindra Ltd.	69,270	2,720,100
Mankind Pharma Ltd.	8,295	222,660
Marico Ltd.	45,606	369,692
Maruti Suzuki India Ltd.	9,283	1,690,579
Max Healthcare Institute Ltd.	46,412	600,101
Mazagon Dock Shipbuilders Ltd.	5,427	166,833
Motilal Oswal Financial Services Ltd.	13,423	147,875
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Mphasis Ltd.	8,064	250,653
MRF Ltd.	219	388,407
Muthoot Finance Ltd.	7,730	276,967
Nestle India Ltd.	50,676	726,314
NHPC Ltd.	230,633	220,177
NMDC Ltd.	243,473	207,705
NTPC Ltd.	334,976	1,270,563
Oberoi Realty Ltd.	8,645	173,081
Oil & Natural Gas Corp. Ltd.	295,950	851,670
Oil India Ltd.	44,142	215,543
Oracle Financial Services Software Ltd.	1,686	161,585
Page Industries Ltd.	458	212,457
Patanjali Foods Ltd.	22,212	150,709
PB Fintech Ltd. *	25,086	503,574
Persistent Systems Ltd.	7,560	503,104
Petronet LNG Ltd.	54,356	172,116
Phoenix Mills Ltd. (The)	15,070	285,620
PI Industries Ltd.	7,143	287,801
Pidilite Industries Ltd.	36,434	592,965
Polycab India Ltd.	4,632	401,770
Power Finance Corp. Ltd.	94,383	428,556
Power Grid Corp. of India Ltd.	319,980	1,038,170
Premier Energies Ltd. (a)	7,635	93,822
Prestige Estates Projects Ltd.	12,764	250,684
Procter & Gamble Hygiene & Health Care Ltd.	761	114,456
Punjab National Bank	166,563	230,428
Rail Vikas Nigam Ltd. (a)	41,748	154,389
REC Ltd.	83,953	354,284
Reliance Industries Ltd.	513,369	8,590,125
Samvardhana Motherson International Ltd.	347,982	412,702
SBI Cards & Payment Services Ltd.	21,065	208,500
SBI Life Insurance Co. Ltd. (a)	28,930	636,520
Schaeffler India Ltd.	2,981	135,045
Shree Cement Ltd.	1,200	382,395
Shriram Finance Ltd.	91,435	771,072
Siemens Ltd.	6,456	224,925
Solar Industries India Ltd.	1,868	291,858
Sona Blw Precision Forgings Ltd. (a)	28,716	152,885
SRF Ltd.	8,810	290,791
State Bank of India	130,420	1,376,904
Steel Authority of India Ltd.	78,132	120,378
Sun Pharmaceutical Industries Ltd.	81,023	1,544,530
Sundaram Finance Ltd.	7,547	390,951
Supreme Industries Ltd.	4,521	193,862
INVESTMENTS	SHARES	VALUE($)

India — continued
Suzlon Energy Ltd. *	874,696	584,099
Swiggy Ltd. *	22,217	102,482
Tata Communications Ltd.	8,758	184,950
Tata Consultancy Services Ltd.	70,802	2,436,772
Tata Consumer Products Ltd.	47,650	625,100
Tata Elxsi Ltd.	2,736	168,048
Tata Motors Ltd. ‡ *	151,800	445,886
Tata Motors Passenger Vehicles Ltd.	151,800	700,638
Tata Power Co. Ltd. (The)	123,253	561,747
Tata Steel Ltd.	589,411	1,213,018
Tata Technologies Ltd.	11,265	87,793
Tech Mahindra Ltd.	46,050	738,125
Thermax Ltd.	2,587	93,778
Titan Co. Ltd.	28,545	1,204,538
Torrent Pharmaceuticals Ltd.	7,061	283,170
Torrent Power Ltd.	13,594	201,401
Trent Ltd.	12,806	676,442
Tube Investments of India Ltd.	9,157	311,500
TVS Motor Co. Ltd.	16,680	658,773
UltraTech Cement Ltd.	8,852	1,190,333
Union Bank of India Ltd.	112,501	188,363
United Spirits Ltd.	22,385	360,949
UNO Minda Ltd.	17,384	241,981
UPL Ltd.	40,816	331,027
Varun Beverages Ltd.	102,037	539,203
Vedanta Ltd.	120,078	666,618
Vishal Mega Mart Ltd. *	80,859	131,618
Vodafone Idea Ltd. *	2,229,055	219,262
Voltas Ltd.	17,571	273,625
WAAREE Energies Ltd.	2,409	92,923
Wipro Ltd.	206,597	559,503
Yes Bank Ltd. *	1,513,687	387,776
Zydus Lifesciences Ltd.	17,875	196,369
		123,680,025
Indonesia — 1.2%
Alamtri Resources Indonesia Tbk. PT	1,117,200	126,474
Amman Mineral Internasional PT *	554,700	236,608
Aneka Tambang Tbk.	627,600	116,738
Astra International Tbk. PT	1,320,900	488,421
Bank Central Asia Tbk. PT	3,919,000	2,006,497
Bank Mandiri Persero Tbk. PT	2,665,700	755,229
Bank Negara Indonesia Persero Tbk. PT	1,185,600	311,617
Bank Permata Tbk. PT	278,500	88,340
Bank Rakyat Indonesia Persero Tbk. PT	4,571,900	1,093,691
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Barito Pacific Tbk. PT *	2,157,679	447,166
Barito Renewables Energy Tbk. PT	1,105,900	576,576
Chandra Asri Pacific Tbk. PT	669,100	279,519
Charoen Pokphand Indonesia Tbk. PT	538,600	151,148
Dian Swastatika Sentosa Tbk. PT *	111,200	565,529
GoTo Gojek Tokopedia Tbk. PT *	61,354,500	220,414
Indofood Sukses Makmur Tbk. PT	353,400	157,268
Kalbe Farma Tbk. PT	1,511,100	115,904
Merdeka Copper Gold Tbk. PT *	1,094,400	160,138
Multipolar Technology Tbk. PT	19,300	92,844
Pantai Indah Kapuk Dua Tbk. PT	136,900	115,887
Petrindo Jaya Kreasi Tbk. PT	1,253,000	151,278
Sumber Alfaria Trijaya Tbk. PT	1,361,500	164,404
Telkom Indonesia Persero Tbk. PT	3,352,300	648,451
Trimegah Bangun Persada Tbk. PT	601,700	45,221
United Tractors Tbk. PT	129,600	209,547
		9,324,909
Kuwait — 0.7%
Boubyan Bank KSCP	132,388	309,013
Gulf Bank KSCP	326,700	373,828
Kuwait Finance House KSCP	841,773	2,203,566
Mabanee Co. KPSC	55,834	183,292
Mobile Telecommunications Co. KSCP	182,770	315,865
National Bank of Kuwait SAKP	619,217	2,120,664
		5,506,228
Luxembourg — 0.0% ^
Reinet Investments SCA	9,513	304,246
Malaysia — 1.4%
AMMB Holdings Bhd.	207,600	282,382
Axiata Group Bhd.	325,300	195,070
CELCOMDIGI Bhd.	296,500	254,871
CIMB Group Holdings Bhd.	587,700	1,022,776
Gamuda Bhd.	374,200	449,418
Genting Bhd.	162,100	130,719
Hong Leong Bank Bhd.	50,900	249,774
IHH Healthcare Bhd.	144,500	284,507
IOI Corp. Bhd.	216,400	207,675
KLCCP Stapled Group, REIT	54,600	113,424
Kuala Lumpur Kepong Bhd.	41,100	201,015
Malayan Banking Bhd.	474,000	1,117,115
Maxis Bhd.	276,900	251,269
MISC Bhd.	151,900	282,492
MR DIY Group M Bhd. (a)	258,200	98,502
INVESTMENTS	SHARES	VALUE($)

Malaysia — continued
Nestle Malaysia Bhd.	4,700	126,800
Petronas Chemicals Group Bhd.	220,700	205,286
Petronas Dagangan Bhd.	28,700	155,396
Petronas Gas Bhd.	68,600	303,032
PPB Group Bhd.	56,100	149,148
Press Metal Aluminium Holdings Bhd.	300,100	453,321
Public Bank Bhd.	1,074,900	1,082,121
QL Resources Bhd.	168,600	167,013
RHB Bank Bhd.	288,300	466,086
SD Guthrie Bhd.	159,200	200,711
Sime Darby Bhd.	267,000	130,526
Sunway Bhd.	180,500	232,682
Telekom Malaysia Bhd.	181,100	315,612
Tenaga Nasional Bhd.	325,400	1,030,949
Westports Holdings Bhd.	76,100	93,496
YTL Corp. Bhd.	352,490	218,356
YTL Power International Bhd.	196,420	186,701
		10,658,245
Mexico — 1.7%
America Movil SAB de CV	1,232,955	1,402,948
Arca Continental SAB de CV (b)	34,070	329,688
Cemex SAB de CV	1,023,497	1,037,903
Coca-Cola Femsa SAB de CV	37,104	318,645
Fibra Uno Administracion SA de CV, REIT	221,874	323,284
Fomento Economico Mexicano SAB de CV	144,993	1,365,994
Gruma SAB de CV, Class B	12,287	208,096
Grupo Aeroportuario del Pacifico SAB de CV, Class B	27,461	570,342
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,821	387,932
Grupo Bimbo SAB de CV (b)	93,797	323,924
Grupo Carso SAB de CV	40,376	286,806
Grupo Comercial Chedraui SA de CV	21,982	159,660
Grupo Financiero Banorte SAB de CV, Class O	198,667	1,865,033
Grupo Financiero Inbursa SAB de CV, Class O	171,596	415,724
Grupo Mexico SAB de CV	221,642	1,912,503
Industrias Penoles SAB de CV *	13,426	567,211
Kimberly-Clark de Mexico SAB de CV, Class A	112,005	217,095
Promotora y Operadora de Infraestructura SAB de CV	11,953	154,417
Wal-Mart de Mexico SAB de CV	350,841	1,161,381
		13,008,586
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Peru — 0.2%
Credicorp Ltd.	4,594	1,199,034
InRetail Peru Corp. (a)	2,509	63,754
		1,262,788
Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	178,820	86,599
Ayala Corp.	18,090	143,859
Ayala Land, Inc.	478,800	161,736
Bank of the Philippine Islands	151,370	271,103
BDO Unibank, Inc.	153,889	349,094
International Container Terminal Services, Inc.	57,400	517,713
Jollibee Foods Corp.	35,340	130,070
Manila Electric Co.	22,230	220,978
Metropolitan Bank & Trust Co.	151,450	177,571
Monde Nissin Corp. (a)	575,700	66,011
PLDT, Inc.	7,015	133,323
SM Investments Corp.	34,520	427,614
SM Prime Holdings, Inc.	837,400	318,739
Universal Robina Corp.	69,540	86,189
		3,090,599
Qatar — 0.7%
Al Rayan Bank	478,119	307,361
Commercial Bank PSQC (The)	254,277	289,126
Dukhan Bank	188,793	180,289
Industries Qatar QSC	209,429	730,499
Mesaieed Petrochemical Holding Co.	376,549	129,132
Ooredoo QPSC	83,736	311,624
Qatar Electricity & Water Co. QSC	40,444	170,618
Qatar Fuel QSC	58,648	241,615
Qatar Gas Transport Co. Ltd.	249,709	303,684
Qatar International Islamic Bank QSC	86,549	264,944
Qatar Islamic Bank QPSC	127,370	858,687
Qatar National Bank QPSC	299,822	1,524,892
		5,312,471
Saudi Arabia — 3.0%
ACWA Power Co. *	9,909	640,132
Ades Holding Co.	30,716	138,805
Al Rajhi Bank	138,466	3,913,620
Alinma Bank	88,203	610,729
Almarai Co. JSC	34,232	453,855
Arab National Bank	64,180	415,085
Arabian Internet & Communications Services Co.	2,052	137,818
INVESTMENTS	SHARES	VALUE($)

Saudi Arabia — continued
Bank Al-Jazira *	49,875	167,733
Banque Saudi Fransi	97,416	463,607
Bupa Arabia for Cooperative Insurance Co.	5,718	250,344
Co. for Cooperative Insurance (The)	5,413	196,584
Dar Al Arkan Real Estate Development Co. *	37,834	174,241
Dr Sulaiman Al Habib Medical Services Group Co.	7,314	530,856
Elm Co.	1,839	465,227
Etihad Etisalat Co.	28,274	510,105
Jabal Omar Development Co. *	41,353	194,798
Jarir Marketing Co.	50,266	190,376
Makkah Construction & Development Co.	7,006	166,356
Mouwasat Medical Services Co.	7,396	151,594
Nahdi Medical Co.	4,653	144,043
Riyad Bank	106,346	772,213
SABIC Agri-Nutrients Co.	16,912	552,177
Sahara International Petrochemical Co.	28,557	143,925
Saudi Arabian Mining Co. *	89,028	1,530,548
Saudi Arabian Oil Co. (a)	410,041	2,833,176
Saudi Aramco Base Oil Co.	4,388	112,760
Saudi Awwal Bank	73,785	636,652
Saudi Basic Industries Corp.	63,582	1,035,032
Saudi Electricity Co.	57,961	247,744
Saudi Industrial Investment Group	26,479	114,670
Saudi Investment Bank (The)	62,781	230,114
Saudi National Bank (The)	205,760	2,189,401
Saudi Research & Media Group *	2,311	105,945
Saudi Tadawul Group Holding Co.	3,819	202,645
Saudi Telecom Co.	133,241	1,605,105
Savola Group (The) *	10,844	71,163
Umm Al Qura for Development & Construction Co. *	34,254	221,437
Yanbu National Petrochemical Co.	21,888	201,261
		22,721,876
South Africa — 2.9%
Absa Group Ltd.	58,512	653,806
Aspen Pharmacare Holdings Ltd.	27,110	153,427
Bid Corp. Ltd.	23,621	584,329
Bidvest Group Ltd.	23,407	303,741
Capitec Bank Holdings Ltd.	6,789	1,502,050
Clicks Group Ltd.	16,818	354,607
Discovery Ltd.	36,820	462,525
FirstRand Ltd.	396,079	1,879,750
Gold Fields Ltd.	63,126	2,433,893
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — continued
Harmony Gold Mining Co. Ltd.	38,635	642,831
Impala Platinum Holdings Ltd.	61,752	661,795
Mr Price Group Ltd.	18,153	216,889
MTN Group Ltd.	119,515	1,194,017
Naspers Ltd., Class N	55,458	3,895,151
Nedbank Group Ltd.	32,854	447,516
Northam Platinum Holdings Ltd.	25,458	425,166
Old Mutual Ltd.	320,048	250,263
OUTsurance Group Ltd.	61,328	258,223
Pepkor Holdings Ltd. (a)	141,446	215,666
Remgro Ltd.	37,658	373,505
Sanlam Ltd.	128,173	672,525
Shoprite Holdings Ltd.	34,082	570,179
Sibanye Stillwater Ltd. *	199,968	530,655
Standard Bank Group Ltd.	93,398	1,373,404
Valterra Platinum Ltd.	12,766	789,568
Vodacom Group Ltd.	40,747	329,858
Woolworths Holdings Ltd.	66,577	201,065
		21,376,404
South Korea — 12.4%
Alteogen, Inc. *	2,855	976,253
Amorepacific Corp.	2,157	182,693
Celltrion, Inc.	11,309	1,391,977
CJ CheilJedang Corp.	645	103,730
CJ Corp.	1,169	139,846
Coway Co. Ltd.	4,347	271,817
DB Insurance Co. Ltd.	3,110	276,428
Doosan Bobcat, Inc.	4,156	175,438
Doosan Enerbility Co. Ltd. *	31,494	1,949,196
Ecopro BM Co. Ltd. *	3,627	405,833
Ecopro Co. Ltd.	7,612	468,761
Ecopro Materials Co. Ltd. *	1,896	83,587
GS Holdings Corp.	5,577	187,452
Hana Financial Group, Inc.	19,809	1,186,729
Hanjin Kal Corp.	1,735	127,340
Hankook Tire & Technology Co. Ltd.	5,571	180,877
Hanmi Pharm Co. Ltd.	465	138,386
Hanmi Semiconductor Co. Ltd.	3,396	339,608
Hanwha Aerospace Co. Ltd.	2,465	1,690,804
Hanwha Ocean Co. Ltd. *	8,432	814,349
Hanwha Solutions Corp.	8,678	185,548
HD Hyundai Co. Ltd.	2,996	430,325
HD Hyundai Electric Co. Ltd.	1,624	986,655
HD Hyundai Heavy Industries Co. Ltd.	1,568	660,326
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
HD Hyundai Marine Solution Co. Ltd.	641	108,115
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,241	1,077,245
HLB, Inc. *	8,695	295,942
HMM Co. Ltd.	20,478	294,858
HYBE Co. Ltd.	1,530	365,482
Hyundai Glovis Co. Ltd.	2,453	324,199
Hyundai Mobis Co. Ltd.	4,328	957,083
Hyundai Motor Co.	10,165	2,061,355
Hyundai Motor Co. (Preference)	2,426	373,787
Hyundai Rotem Co. Ltd.	5,159	834,637
Industrial Bank of Korea	19,265	261,079
Kakao Corp.	21,681	988,106
KakaoBank Corp.	25,442	412,383
Kakaopay Corp. *	2,035	74,507
KB Financial Group, Inc.	25,941	2,117,657
Kia Corp.	17,144	1,438,015
Korea Aerospace Industries Ltd.	5,130	371,679
Korea Electric Power Corp.	18,141	543,034
Korea Investment Holdings Co. Ltd.	2,938	374,583
Korea Zinc Co. Ltd.	753	545,444
Korean Air Lines Co. Ltd.	14,196	220,297
Krafton, Inc. *	2,172	420,386
KT&G Corp.	7,619	717,039
LG Chem Ltd.	3,246	902,869
LG CNS Co. Ltd.	2,312	107,396
LG Corp.	7,384	415,283
LG Display Co. Ltd. *	20,345	208,000
LG Electronics, Inc.	8,073	495,143
LG Energy Solution Ltd. *	3,008	995,790
LG H&H Co. Ltd.	671	133,785
LG Uplus Corp.	15,150	162,054
Meritz Financial Group, Inc.	5,631	436,369
Mirae Asset Securities Co. Ltd.	13,912	255,788
NAVER Corp.	10,200	1,911,645
Netmarble Corp. (a)	2,085	79,011
NH Investment & Securities Co. Ltd.	10,063	143,459
Orion Corp.	1,709	119,006
Posco DX Co. Ltd.	3,917	72,025
POSCO Future M Co. Ltd. *	2,482	376,064
POSCO Holdings, Inc.	5,019	1,091,605
Posco International Corp.	3,369	129,781
Samsung Biologics Co. Ltd. * (a)	1,291	1,103,732
Samsung C&T Corp.	5,751	910,103
Samsung E&A Co. Ltd.	12,186	221,545
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Samsung Electro-Mechanics Co. Ltd.	3,888	666,483
Samsung Electronics Co. Ltd.	340,411	25,624,853
Samsung Electronics Co. Ltd. (Preference)	58,132	3,430,658
Samsung Fire & Marine Insurance Co. Ltd.	2,105	651,507
Samsung Heavy Industries Co. Ltd. *	47,058	976,006
Samsung Life Insurance Co. Ltd.	7,002	756,701
Samsung SDI Co. Ltd.	4,192	944,548
Samsung SDS Co. Ltd.	2,818	361,453
Samsung Securities Co. Ltd.	4,881	264,168
Shinhan Financial Group Co. Ltd.	31,374	1,611,448
SK Biopharmaceuticals Co. Ltd. *	1,992	161,067
SK hynix, Inc.	38,308	14,905,394
SK Innovation Co. Ltd.	4,935	445,656
SK Square Co. Ltd. *	5,841	1,060,233
SK Telecom Co. Ltd.	7,601	278,287
SK, Inc.	2,629	456,533
SKC Co. Ltd. *	1,596	142,212
S-Oil Corp. *	2,911	146,523
Woori Financial Group, Inc.	46,024	819,306
Yuhan Corp.	3,908	323,312
		92,827,671
Taiwan — 19.9%
Accton Technology Corp.	34,000	1,182,408
Acer, Inc.	222,000	216,300
Advantech Co. Ltd.	32,196	327,027
Alchip Technologies Ltd.	6,000	675,954
ASE Technology Holding Co. Ltd.	238,000	1,904,181
Asia Cement Corp.	179,000	210,978
Asia Vital Components Co. Ltd.	24,000	1,098,736
Asustek Computer, Inc.	48,000	1,084,392
AUO Corp.	493,000	193,870
Catcher Technology Co. Ltd.	44,000	283,723
Cathay Financial Holding Co. Ltd.	660,000	1,369,693
Chailease Holding Co. Ltd.	117,279	392,014
Chang Hwa Commercial Bank Ltd.	480,700	309,155
Cheng Shin Rubber Industry Co. Ltd.	168,000	174,162
Chicony Electronics Co. Ltd.	51,000	215,074
China Airlines Ltd.	230,000	149,111
China Steel Corp.	863,000	520,738
Chunghwa Telecom Co. Ltd.	210,000	894,801
Compal Electronics, Inc.	313,000	334,457
CTBC Financial Holding Co. Ltd.	1,342,000	1,822,547
Delta Electronics, Inc.	137,000	4,406,451
E Ink Holdings, Inc.	63,000	432,805
INVESTMENTS	SHARES	VALUE($)

Taiwan — continued
E.Sun Financial Holding Co. Ltd.	1,093,995	1,056,740
Eclat Textile Co. Ltd.	19,000	252,520
Elite Material Co. Ltd.	22,000	966,585
eMemory Technology, Inc.	5,000	321,990
Eva Airways Corp.	206,000	241,817
Evergreen Marine Corp. Taiwan Ltd.	77,000	483,030
Far Eastern New Century Corp.	259,000	222,880
Far EasTone Telecommunications Co. Ltd.	125,000	375,394
Feng TAY Enterprise Co. Ltd.	62,360	246,831
First Financial Holding Co. Ltd.	797,780	739,989
Formosa Chemicals & Fibre Corp.	335,000	316,992
Formosa Petrochemical Corp.	98,000	142,487
Formosa Plastics Corp.	350,000	432,511
Fortune Electric Co. Ltd.	19,570	452,467
Foxconn Technology Co. Ltd.	98,000	226,532
Fubon Financial Holding Co. Ltd.	646,952	1,914,698
Gigabyte Technology Co. Ltd.	39,000	353,548
Global Unichip Corp.	7,000	346,080
Globalwafers Co. Ltd.	19,000	312,378
Highwealth Construction Corp.	113,548	143,811
Hiwin Technologies Corp.	23,000	166,063
Hon Hai Precision Industry Co. Ltd.	853,000	7,094,730
Hotai Motor Co. Ltd.	31,520	577,870
Hua Nan Financial Holdings Co. Ltd.	716,977	680,251
Innolux Corp.	555,324	239,170
International Games System Co. Ltd.	18,000	420,609
Inventec Corp.	228,000	338,387
Jentech Precision Industrial Co. Ltd.	7,000	479,964
KGI Financial Holding Co. Ltd.	1,121,370	578,449
Largan Precision Co. Ltd.	7,000	502,419
Lite-On Technology Corp.	153,000	887,628
Lotes Co. Ltd.	7,000	312,100
MediaTek, Inc.	108,000	4,580,221
Mega Financial Holding Co. Ltd.	829,930	1,091,105
Micro-Star International Co. Ltd.	54,000	191,425
momo.com, Inc.	698	5,288
Nan Ya Plastics Corp.	396,000	532,859
Nanya Technology Corp. *	93,000	397,156
Nien Made Enterprise Co. Ltd.	14,000	167,718
Novatek Microelectronics Corp.	41,000	522,387
Pegatron Corp.	145,000	348,839
PharmaEssentia Corp.	23,730	383,381
Phison Electronics Corp.	15,000	517,144
Pou Chen Corp.	241,000	229,310
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Powertech Technology, Inc.	56,000	312,825
President Chain Store Corp.	36,000	278,783
Quanta Computer, Inc.	196,000	1,900,853
Realtek Semiconductor Corp.	32,000	534,357
Ruentex Development Co. Ltd.	157,900	152,945
Shanghai Commercial & Savings Bank Ltd. (The)	299,000	384,905
SinoPac Financial Holdings Co. Ltd.	947,272	788,503
Synnex Technology International Corp.	91,000	167,765
Taiwan Business Bank	524,070	261,043
Taiwan Cooperative Financial Holding Co. Ltd.	809,336	625,492
Taiwan Mobile Co. Ltd.	93,000	330,974
Taiwan Semiconductor Manufacturing Co. Ltd.	1,712,000	82,791,783
Tatung Co. Ltd.	132,750	155,598
TCC Group Holdings Co. Ltd.	503,000	360,890
Teco Electric and Machinery Co. Ltd.	109,000	410,224
Tripod Technology Corp.	34,000	376,012
TS Financial Holding Co. Ltd.	1,684,060	1,023,076
Unimicron Technology Corp.	92,000	484,890
Uni-President Enterprises Corp.	345,000	881,448
United Microelectronics Corp.	852,000	1,286,714
Vanguard International Semiconductor Corp.	88,000	275,482
Voltronic Power Technology Corp.	7,000	274,231
Walsin Lihwa Corp.	243,000	235,371
Wan Hai Lines Ltd.	99,000	264,146
Wistron Corp.	218,000	1,056,498
Wiwynn Corp.	9,000	1,269,177
WPG Holdings Ltd.	116,000	226,870
WT Microelectronics Co. Ltd.	52,000	241,074
Yageo Corp.	137,380	1,105,754
Yang Ming Marine Transport Corp.	127,000	236,939
Yuanta Financial Holding Co. Ltd.	897,359	1,004,724
Zhen Ding Technology Holding Ltd.	45,000	237,623
		148,929,299
Thailand — 1.1%
Advanced Info Service PCL, NVDR	85,000	793,997
Airports of Thailand PCL, NVDR	311,600	397,407
Bangkok Bank PCL, NVDR	40,400	197,970
Bangkok Dusit Medical Services PCL, NVDR	336,800	196,539
Bangkok Expressway & Metro PCL, NVDR	551,900	88,050
BTS Group Holdings PCL, NVDR *	567,400	51,647
Bumrungrad Hospital PCL, NVDR	30,700	162,954
INVESTMENTS	SHARES	VALUE($)

Thailand — continued
Central Pattana PCL, NVDR	121,300	201,169
Central Retail Corp. PCL, NVDR	239,400	151,534
Charoen Pokphand Foods PCL, NVDR	219,700	143,242
CP ALL PCL, NVDR	316,100	449,444
CP Axtra PCL, NVDR	119,785	72,554
Delta Electronics Thailand PCL, NVDR	318,900	2,133,061
Gulf Development PCL, NVDR *	517,092	706,293
Home Product Center PCL, NVDR	313,500	63,436
Indorama Ventures PCL, NVDR	137,800	81,309
Kasikornbank PCL, NVDR	82,100	473,232
Krung Thai Bank PCL, NVDR	246,900	207,893
Minor International PCL, NVDR	196,400	139,661
Muangthai Capital PCL, NVDR	48,400	60,507
PTT Exploration & Production PCL, NVDR	101,400	335,999
PTT Oil & Retail Business PCL, NVDR	225,100	102,183
PTT PCL, NVDR	605,400	575,740
SCB X PCL, NVDR	59,700	241,785
Siam Cement PCL (The), NVDR	21,000	132,493
Thai Life Insurance PCL, NVDR	195,900	62,360
TMBThanachart Bank PCL, NVDR	2,966,300	169,754
		8,392,213
Turkey — 0.5%
Akbank TAS	217,476	314,010
Aselsan Elektronik Sanayi ve Ticaret A/S	85,243	412,111
BIM Birlesik Magazalar A/S	32,213	412,520
Enka Insaat ve Sanayi A/S	62,885	116,008
Eregli Demir ve Celik Fabrikalari TAS	237,206	154,866
Ford Otomotiv Sanayi A/S	55,290	130,363
Haci Omer Sabanci Holding A/S	101,800	197,071
KOC Holding A/S	56,544	230,269
Petrokent Turizm A/S *	11,865	64,891
Sasa Polyester Sanayi A/S *	752,918	54,936
Tofas Turk Otomobil Fabrikasi A/S	8,804	55,207
Turk Hava Yollari AO	49,621	343,608
Turkcell Iletisim Hizmetleri A/S	94,449	223,622
Turkiye Garanti Bankasi A/S	41,538	132,669
Turkiye Is Bankasi A/S, Class C	586,353	175,996
Turkiye Petrol Rafinerileri A/S	65,905	309,361
Turkiye Sise ve Cam Fabrikalari A/S	108,344	94,585
Turkiye Vakiflar Bankasi TAO, Class D *	100,873	58,536
Yapi ve Kredi Bankasi A/S *	237,209	189,233
		3,669,862
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	205,813	807,466
Abu Dhabi Islamic Bank PJSC	103,890	596,965
Abu Dhabi National Oil Co. for Distribution PJSC	206,997	202,322
ADNOC Drilling Co. PJSC	188,759	286,765
ADNOC Logistics & Services	100,523	157,024
Aldar Properties PJSC	264,926	649,100
Alpha Dhabi Holding PJSC	113,680	309,869
Dubai Electricity & Water Authority PJSC	635,810	481,033
Dubai Islamic Bank PJSC	208,784	540,086
Emaar Development PJSC	59,343	241,055
Emaar Properties PJSC	438,968	1,698,650
Emirates Integrated Telecommunications Co. PJSC	65,541	168,450
Emirates NBD Bank PJSC	173,588	1,328,040
Emirates Telecommunications Group Co. PJSC	245,757	1,297,544
First Abu Dhabi Bank PJSC	312,000	1,481,067
International Holding Co. PJSC *	52,058	5,669,339
Modon Holding PSC *	237,452	235,919
Multiply Group PJSC *	251,209	204,114
Pure Health Holding PJSC	230,401	176,269
Salik Co. PJSC	143,925	234,327
Talabat Holding plc	333,027	86,687
		16,852,091
United Kingdom — 0.1%
Metlen Energy & Metals plc *	7,659	388,438
United States — 0.2%
BeOne Medicines Ltd., Class H *	53,500	1,286,264
Total Common Stocks (Cost $530,683,327)		738,791,953
Preferred Stocks — 0.0% ^
India — 0.0% ^
TVS Motor Co. Ltd. 6.00%, 9/1/2026 ($100 par value) (Cost $6,586)	104,892	11,816
	NO. OF WARRANTS
Warrants — 0.0% ^
Malaysia — 0.0% ^
YTL Corp. Bhd. expiring 6/2/2028, price 1.50 MYR *(Cost $—)	630	165
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.1%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (c) (d) (Cost $7,467,059)	7,467,059	7,467,059
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $581,524)	581,524	581,524
Total Short-Term Investments (Cost $8,048,583)		8,048,583
Total Investments — 99.6% (Cost $538,738,496)		746,852,517
Other Assets in Excess of Liabilities — 0.4%		3,001,518
NET ASSETS — 100.0%		749,854,035

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $550,640.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.8%
Semiconductors & Semiconductor Equipment	15.3
Technology Hardware, Storage & Peripherals	6.2
Broadline Retail	5.8
Interactive Media & Services	5.7
Oil, Gas & Consumable Fuels	3.8
Metals & Mining	3.7
Electronic Equipment, Instruments & Components	3.3
Automobiles	2.8
Insurance	2.6
Industrial Conglomerates	1.9
Hotels, Restaurants & Leisure	1.8
IT Services	1.7
Wireless Telecommunication Services	1.6
Chemicals	1.6
Electrical Equipment	1.5
Real Estate Management & Development	1.3
Machinery	1.2
Pharmaceuticals	1.1
Capital Markets	1.1
Electric Utilities	1.1
Beverages	1.1
Food Products	1.1
Independent Power and Renewable Electricity Producers	1.0
Financial Services	1.0
Others (each less than 1.0%)	13.8
Short-Term Investments	1.1
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	154	12/19/2025	USD	10,830,050	455,135

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 1.0%
Glencore plc	6,428,375	30,795,577
Rio Tinto plc	702,518	50,644,542
		81,440,119
Austria — 0.6%
ANDRITZ AG	42,563	3,218,011
BAWAG Group AG (a)	49,696	6,422,278
Erste Group Bank AG	196,523	20,357,605
Mondi plc	290,237	3,244,226
OMV AG	93,754	5,132,672
Raiffeisen Bank International AG	96,427	3,594,815
Telekom Austria AG	57,018	606,612
Verbund AG	44,995	3,472,723
		46,048,942
Belgium — 1.4%
Ackermans & van Haaren NV	14,329	3,568,605
Ageas SA	111,849	7,402,125
Anheuser-Busch InBev SA	642,830	39,197,995
Colruyt Group NV	20,618	770,000
D'ieteren Group	13,458	2,458,410
Elia Group SA/NV (b)	28,086	3,385,160
Groupe Bruxelles Lambert NV	53,239	4,679,207
KBC Group NV	164,409	19,779,964
Lotus Bakeries NV	265	2,312,034
Sofina SA (b)	9,840	2,704,570
Syensqo SA	46,700	3,854,912
UCB SA	79,176	20,359,475
Warehouses De Pauw CVA, REIT	116,897	2,968,564
		113,441,021
Brazil — 0.1%
Yara International ASA (b)	107,001	3,898,271
Chile — 0.1%
Antofagasta plc	227,439	8,347,551
China — 0.7%
Prosus NV *	859,790	59,427,351
Denmark — 2.7%
Carlsberg A/S, Class B (b)	60,747	7,142,604
Coloplast A/S, Class B (b)	94,517	8,548,537
Danske Bank A/S	428,710	19,160,438
DSV A/S (b)	125,789	26,844,429
Genmab A/S *	40,912	11,669,245
Novo Nordisk A/S, Class B	2,087,966	102,794,147
Novonesis Novozymes B (b)	227,277	13,581,983
INVESTMENTS	SHARES	VALUE($)

Denmark — continued
Orsted A/S * (a)	302,246	5,412,999
Pandora A/S	51,402	6,878,034
Tryg A/S (b)	203,118	5,006,655
Vestas Wind Systems A/S	659,318	13,484,443
		220,523,514
Finland — 1.8%
Elisa OYJ	94,250	4,153,053
Fortum OYJ	287,418	6,409,403
Kesko OYJ, Class A	57,067	1,219,805
Kesko OYJ, Class B	177,598	3,746,361
Kone OYJ, Class B	232,893	15,560,301
Metso OYJ (b)	461,698	7,571,382
Neste OYJ	281,261	5,827,916
Nokia OYJ	3,317,461	22,629,401
Nordea Bank Abp	1,985,003	33,919,079
Orion OYJ, Class A	17,955	1,257,188
Orion OYJ, Class B	70,226	4,904,089
Sampo OYJ, Class A	1,661,332	18,517,751
Stora Enso OYJ, Class R (b)	388,230	4,520,613
UPM-Kymmene OYJ (b)	346,670	9,301,952
Wartsila OYJ Abp	318,350	10,415,492
		149,953,786
France — 13.8%
Aeroports de Paris SA (b)	23,520	3,226,496
Air Liquide SA	377,646	73,089,198
Airbus SE	384,842	94,890,940
Amundi SA (a)	40,714	3,018,225
AXA SA	1,122,005	48,682,015
BioMerieux	29,741	3,829,175
BNP Paribas SA	672,995	52,128,855
Bollore SE	456,639	2,542,741
Bouygues SA	122,248	5,518,047
Bureau Veritas SA	205,322	6,747,385
Capgemini SE	111,761	17,193,921
Cie de Saint-Gobain SA	297,892	28,914,013
Cie Generale des Etablissements Michelin SCA	444,563	14,201,754
Credit Agricole SA	742,179	13,397,353
Danone SA	421,909	37,261,586
Dassault Aviation SA	11,807	3,804,749
Dassault Systemes SE	437,517	12,450,749
Engie SA	1,152,510	26,983,671
EssilorLuxottica SA	205,401	75,221,708
Hermes International SCA	22,306	55,195,328
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Kering SA	46,362	16,463,938
Legrand SA	171,489	29,614,041
L'Oreal SA	158,989	66,347,924
LVMH Moet Hennessy Louis Vuitton SE	168,343	118,988,736
Orange SA	1,202,740	19,239,482
Pernod Ricard SA	129,320	12,665,676
Publicis Groupe SA	149,465	14,980,744
Safran SA	228,515	81,195,610
Sartorius Stedim Biotech	16,799	4,017,808
Societe Generale SA	459,777	29,159,358
Thales SA	59,181	16,875,635
TotalEnergies SE	1,331,757	83,148,297
Veolia Environnement SA	417,616	13,801,010
Vinci SA	330,276	44,163,288
		1,128,959,456
Germany — 14.0%
adidas AG	117,334	22,185,791
Allianz SE (Registered)	253,853	102,008,761
BASF SE (b)	586,548	28,941,366
Bayer AG (Registered)	602,479	18,739,802
Bayerische Motoren Werke AG	185,134	17,262,792
Bayerische Motoren Werke AG (Preference)	36,840	3,191,663
Beiersdorf AG (b)	63,246	6,704,963
BioNTech SE, ADR * (b)	61,634	6,404,389
Commerzbank AG	572,716	20,882,894
Continental AG	70,872	5,415,465
Daimler Truck Holding AG	306,831	12,298,603
Deutsche Bank AG (Registered)	1,163,789	41,663,878
Deutsche Boerse AG	120,972	30,634,970
Deutsche Post AG	623,792	28,660,984
Deutsche Telekom AG (Registered)	2,187,524	67,758,961
Dr Ing hc F Porsche AG (Preference) (a) (b)	72,493	3,792,902
E.ON SE	1,455,136	27,074,818
Fresenius SE & Co. KGaA	270,138	15,544,546
Hannover Rueck SE	39,543	11,288,675
Heidelberg Materials AG	84,145	19,740,727
Henkel AG & Co. KGaA	63,314	4,727,880
Henkel AG & Co. KGaA (Preference)	107,167	8,681,909
Infineon Technologies AG	831,416	33,001,311
Mercedes-Benz Group AG	458,972	29,780,201
Merck KGaA	84,851	11,114,940
MTU Aero Engines AG	33,084	14,458,547
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	86,438	53,478,665
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Rheinmetall AG	29,334	57,664,315
RWE AG	444,587	21,887,256
SAP SE	675,434	175,661,825
Sartorius AG (Preference) (b)	16,461	4,528,882
Siemens AG (Registered)	483,318	136,971,031
Siemens Energy AG *	442,254	55,098,362
Siemens Healthineers AG (a) (b)	177,472	9,947,301
Symrise AG	82,421	6,816,136
Talanx AG	39,602	4,822,387
Volkswagen AG (Preference)	135,614	14,122,406
Vonovia SE	540,978	16,259,507
		1,149,219,811
Hong Kong — 0.3%
Prudential plc	1,615,828	22,473,082
Ireland — 0.2%
Kerry Group plc, Class A	96,388	8,792,780
Kingspan Group plc	101,736	7,617,820
		16,410,600
Italy — 4.9%
A2A SpA	1,021,515	2,976,307
Banca Mediolanum SpA	136,318	2,740,602
Banco BPM SpA	862,514	12,566,351
Coca-Cola HBC AG	132,735	6,023,257
Davide Campari-Milano NV (b)	374,370	2,606,317
DiaSorin SpA (b)	14,646	1,297,241
Enel SpA	5,102,262	51,613,261
Eni SpA	1,270,281	23,423,326
Ferrari NV	80,243	32,134,167
FinecoBank Banca Fineco SpA	401,229	9,180,178
Generali	595,093	22,908,639
Hera SpA	592,744	2,660,345
Infrastrutture Wireless Italiane SpA (a) (b)	207,765	2,282,996
Intesa Sanpaolo SpA	10,180,534	65,617,058
Leonardo SpA	263,078	15,478,112
Mediobanca Banca di Credito Finanziario SpA (b)	377,239	7,209,885
Moncler SpA	140,779	8,445,244
Nexi SpA (a)	325,745	1,717,529
Pirelli & C SpA (a)	240,729	1,689,929
Poste Italiane SpA (a)	301,601	7,271,571
Prysmian SpA	187,093	19,507,013
Recordati Industria Chimica e Farmaceutica SpA	63,781	3,796,358
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	25

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Snam SpA	1,410,556	8,699,768
Telecom Italia SpA *	8,156,516	4,809,434
Telecom Italia SpA *	3,962,428	2,634,561
Terna - Rete Elettrica Nazionale	924,095	9,475,740
UniCredit SpA	1,017,482	75,341,177
		404,106,366
Luxembourg — 0.2%
ArcelorMittal SA	276,770	10,565,993
CVC Capital Partners plc (a)	510,801	8,531,198
		19,097,191
Mexico — 0.0% ^
Fresnillo plc	121,234	3,545,268
Netherlands — 6.6%
Adyen NV * (a)	19,121	32,763,536
Akzo Nobel NV	108,141	7,146,515
Argenx SE *	38,704	31,677,964
ASM International NV	28,937	18,775,622
ASML Holding NV	258,603	273,423,467
EXOR NV	56,394	4,887,103
HAL Trust	23,504	3,689,038
Heineken Holding NV	86,049	5,810,982
Heineken NV	184,876	14,315,374
ING Groep NV	1,947,776	48,635,337
JDE Peet's NV	102,360	3,725,303
Koninklijke Ahold Delhaize NV	581,792	23,813,097
Koninklijke KPN NV	2,552,069	11,809,606
Koninklijke Philips NV	520,624	14,262,597
NN Group NV	175,787	12,029,959
Universal Music Group NV (b)	622,482	16,696,202
Wolters Kluwer NV	150,833	18,489,945
		541,951,647
Norway — 0.9%
Aker BP ASA	201,654	5,226,253
DNB Bank ASA	488,011	12,456,693
Equinor ASA	439,011	10,514,887
Gjensidige Forsikring ASA (b)	123,953	3,335,856
Kongsberg Gruppen ASA	287,503	7,329,398
Mowi ASA (b)	291,184	6,401,104
Norsk Hydro ASA	842,715	5,697,229
Orkla ASA (b)	442,694	4,496,138
Salmar ASA (b)	47,409	2,662,210
Storebrand ASA	271,872	4,213,205
Telenor ASA	408,602	6,076,541
INVESTMENTS	SHARES	VALUE($)

Norway — continued
Var Energi ASA	534,850	1,797,037
Vend Marketplaces ASA, Class B (b)	115,399	3,976,035
		74,182,586
Poland — 0.7%
Allegro.eu SA * (a)	410,489	3,833,080
Bank Polska Kasa Opieki SA	138,069	7,069,379
Dino Polska SA * (a)	314,413	3,755,445
ING Bank Slaski SA	21,325	1,819,430
KGHM Polska Miedz SA *	89,553	4,697,338
LPP SA	839	4,072,660
ORLEN SA	382,272	10,361,053
Powszechna Kasa Oszczednosci Bank Polski SA	563,870	11,561,177
Powszechny Zaklad Ubezpieczen SA	373,344	5,969,461
Santander Bank Polska SA	25,460	3,352,992
		56,492,015
Portugal — 0.2%
EDP SA	1,826,817	9,081,372
Galp Energia SGPS SA	272,518	5,475,181
Jeronimo Martins SGPS SA	180,850	4,657,797
		19,214,350
Russia — 0.0%
Evraz plc ‡ *	453,755	—
Singapore — 0.1%
STMicroelectronics NV (b)	423,817	10,407,201
South Africa — 0.3%
Anglo American plc	702,083	26,561,669
Spain — 5.2%
ACS Actividades de Construccion y Servicios SA	133,051	10,924,776
Aena SME SA (a)	483,079	13,120,999
Amadeus IT Group SA	286,247	21,880,923
Banco Bilbao Vizcaya Argentaria SA	3,784,688	76,246,654
Banco Santander SA	9,770,609	99,564,360
CaixaBank SA	2,340,437	24,737,829
Cellnex Telecom SA (a)	376,555	11,722,814
EDP Renovaveis SA	167,276	2,445,690
Endesa SA	208,137	7,458,774
Iberdrola SA	4,019,151	81,453,103
Industria de Diseno Textil SA (b)	728,561	40,231,433
Naturgy Energy Group SA	69,607	2,108,510
Redeia Corp. SA	265,803	4,784,951
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Repsol SA	750,632	13,773,613
Telefonica SA (b)	2,961,945	15,020,540
		425,474,969
Sweden — 5.3%
Alfa Laval AB	178,658	8,491,204
Assa Abloy AB, Class B (b)	692,167	26,084,013
Atlas Copco AB, Class A	1,663,560	27,874,720
Atlas Copco AB, Class B	1,026,108	15,349,725
Axfood AB	70,468	1,920,193
Beijer Ref AB (b)	246,530	3,895,683
Boliden AB *	186,873	8,379,845
Castellum AB (b)	255,477	2,905,341
Epiroc AB, Class A	409,337	8,631,265
Epiroc AB, Class B	256,185	4,781,074
EQT AB (b)	460,785	15,923,618
Essity AB, Class A	14,006	384,981
Essity AB, Class B	393,454	10,807,250
Evolution AB (a)	119,490	7,961,329
Fastighets AB Balder, Class B *	459,669	3,371,614
H & M Hennes & Mauritz AB, Class B (b)	325,418	6,145,883
Hexagon AB, Class B	1,385,676	16,890,864
Holmen AB, Class B (b)	52,064	1,967,290
Industrivarden AB, Class A	75,432	3,136,465
Industrivarden AB, Class C (b)	105,248	4,365,812
Indutrade AB	175,779	4,698,973
Investment AB Latour, Class B	95,432	2,431,553
Investor AB, Class A	373,520	12,286,689
Investor AB, Class B	1,193,522	39,298,921
L E Lundbergforetagen AB, Class B	49,169	2,631,669
Lifco AB, Class B	148,345	5,727,512
Nibe Industrier AB, Class B (b)	1,078,201	4,195,607
Nordnet AB publ	104,776	3,025,437
Saab AB, Class B	242,386	13,337,651
Sagax AB, Class B	140,939	3,162,768
Sagax AB, Class D	72,422	256,520
Sandvik AB	639,846	19,348,608
Securitas AB, Class B (b)	347,014	5,111,815
Skandinaviska Enskilda Banken AB, Class A	881,873	16,834,583
Skandinaviska Enskilda Banken AB, Class C	13,387	260,651
Skanska AB, Class B	215,077	5,856,979
SKF AB, Class B	236,391	6,059,182
SSAB AB, Class A	140,972	891,727
SSAB AB, Class B	383,775	2,376,294
Svenska Cellulosa AB SCA, Class B	318,285	4,239,602
INVESTMENTS	SHARES	VALUE($)

Sweden — continued
Svenska Handelsbanken AB, Class A	911,514	11,894,652
Svenska Handelsbanken AB, Class B (b)	23,219	508,505
Swedbank AB, Class A	649,170	19,709,324
Swedish Orphan Biovitrum AB *	106,969	3,685,431
Tele2 AB, Class B (b)	363,400	5,772,927
Telefonaktiebolaget LM Ericsson, Class A	35,987	365,673
Telefonaktiebolaget LM Ericsson, Class B	1,699,263	17,240,497
Telia Co. AB	1,522,570	5,993,856
Trelleborg AB, Class B	131,796	5,500,143
Volvo AB, Class A	124,537	3,403,264
Volvo AB, Class B	1,010,629	27,686,229
		433,061,411
Switzerland — 6.7%
ABB Ltd. (Registered)	1,036,086	77,030,452
Chocoladefabriken Lindt & Spruengli AG	641	9,853,676
Chocoladefabriken Lindt & Spruengli AG (Registered)	69	10,569,792
Cie Financiere Richemont SA (Registered)	350,885	69,407,057
DSM-Firmenich AG	160,276	13,063,932
EMS-Chemie Holding AG (Registered) (b)	4,512	3,090,406
Galderma Group AG	80,641	14,976,011
Geberit AG (Registered)	21,652	15,828,135
Givaudan SA (Registered)	5,332	21,843,329
Julius Baer Group Ltd.	129,590	8,748,435
Kuehne + Nagel International AG (Registered)	30,803	5,909,453
Lonza Group AG (Registered)	46,290	31,964,721
Partners Group Holding AG	14,148	17,325,880
Sandoz Group AG	271,726	18,117,830
Schindler Holding AG	26,766	9,534,057
Schindler Holding AG (Registered)	13,684	4,625,741
SGS SA (Registered)	100,373	11,319,050
Sika AG (Registered)	105,397	20,656,532
Sonova Holding AG (Registered)	32,194	8,781,564
Straumann Holding AG (Registered)	70,635	8,878,944
Swiss Life Holding AG (Registered)	18,691	20,288,201
Swisscom AG (Registered) (b)	16,635	12,185,520
UBS Group AG (Registered)	1,872,766	71,662,013
Zurich Insurance Group AG	93,414	64,966,769
		550,627,500
United Arab Emirates — 0.0%
NMC Health plc ‡ *	23,176	—
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	27

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — 18.1%
3i Group plc	639,815	37,026,491
Admiral Group plc	151,719	6,532,599
Ashtead Group plc	282,855	18,893,254
Associated British Foods plc	196,169	5,919,705
AstraZeneca plc	1,018,934	168,071,793
Auto Trader Group plc (a)	577,058	5,920,090
Aviva plc	1,993,301	17,519,713
BAE Systems plc	1,925,589	47,433,973
Barclays plc	9,274,165	49,743,127
Barratt Redrow plc	846,394	4,188,366
Berkeley Group Holdings plc	65,208	3,454,376
British American Tobacco plc	1,287,172	65,923,221
BT Group plc	4,077,802	9,952,180
Bunzl plc	205,641	6,251,018
Centrica plc	3,244,626	7,646,941
Coca-Cola Europacific Partners plc	141,108	12,534,624
Compass Group plc	1,123,180	37,177,079
Convatec Group plc (a)	1,087,369	3,492,178
Croda International plc	82,807	3,143,445
DCC plc	65,049	4,285,368
Diageo plc	1,461,725	33,622,241
Entain plc	419,826	4,372,785
Halma plc	249,353	11,619,465
Hikma Pharmaceuticals plc	103,527	2,504,267
Hiscox Ltd.	222,030	4,013,921
Howden Joinery Group plc	347,533	3,947,236
HSBC Holdings plc	11,445,767	160,234,462
ICG plc	190,661	4,843,532
Imperial Brands plc	540,561	21,478,831
Informa plc	796,385	10,140,628
InterContinental Hotels Group plc	101,321	12,222,077
International Consolidated Airlines Group SA	2,288,938	12,583,660
Intertek Group plc	104,942	6,989,987
J Sainsbury plc	1,126,468	5,055,137
JD Sports Fashion plc	1,645,544	2,016,428
Kingfisher plc	1,122,626	4,552,904
Land Securities Group plc, REIT	489,649	4,001,704
Legal & General Group plc	3,800,658	11,876,749
Lloyds Banking Group plc	39,462,794	46,269,713
London Stock Exchange Group plc	311,733	38,850,151
M&G plc	1,468,547	5,084,361
Melrose Industries plc	780,921	6,433,269
National Grid plc	3,261,370	48,901,349
NatWest Group plc	5,061,730	38,967,815
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Next plc	76,695	14,410,242
Pearson plc	435,077	6,055,414
Persimmon plc	201,565	3,203,497
Phoenix Group Holdings plc	492,390	4,362,004
Reckitt Benckiser Group plc	447,803	34,252,040
RELX plc	1,202,301	53,137,371
Rentokil Initial plc	1,560,421	8,709,416
Rightmove plc	509,449	4,473,196
Rolls-Royce Holdings plc	5,501,061	84,654,781
Sage Group plc (The)	638,314	9,648,357
Schroders plc	563,853	2,813,697
Segro plc, REIT	813,872	7,468,392
Severn Trent plc	173,566	6,344,706
Smith & Nephew plc	573,657	10,593,166
Smiths Group plc	219,465	7,267,378
Spirax Group plc	47,006	4,384,382
SSE plc	718,549	18,102,269
Standard Chartered plc	1,229,652	25,241,375
Taylor Wimpey plc	2,322,128	3,212,064
Tesco plc	4,283,089	25,847,045
Unilever plc	1,611,781	96,713,913
United Utilities Group plc	448,124	7,069,829
Vodafone Group plc	13,413,680	16,238,266
Weir Group plc (The)	170,589	6,640,675
Whitbread plc	107,207	4,081,394
Wise plc, Class A *	448,508	5,703,247
WPP plc	706,752	2,670,585
		1,488,990,914
United States — 13.4%
Alcon AG (b)	323,303	24,097,392
AP Moller - Maersk A/S, Class A	1,860	3,833,750
AP Moller - Maersk A/S, Class B	2,631	5,409,147
BP plc	10,176,439	59,621,834
Buzzi SpA	51,824	3,122,043
Experian plc	604,050	28,176,033
Ferrovial SE	297,886	18,279,581
GSK plc	2,667,918	62,465,175
Haleon plc	5,928,172	27,567,375
Holcim AG	323,935	28,798,222
Nestle SA (Registered)	1,688,742	161,356,698
Novartis AG (Registered)	1,216,486	150,554,339
Roche Holding AG	453,811	146,998,655
Roche Holding AG	19,018	6,452,118
Sanofi SA	728,797	73,727,179
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Schneider Electric SE	356,173	101,484,351
Shell plc	3,845,495	144,165,398
Stellantis NV (b)	1,307,293	13,294,971
Swiss Re AG	192,944	35,231,955
Tenaris SA	243,943	4,848,337
		1,099,484,553
Total Common Stocks (Cost $7,680,220,076)		8,153,341,144
	NO. OF RIGHTS
Rights — 0.0% ^
Norway — 0.0% ^
Vend Marketplaces ASA* (b)(Cost $—)	41,022	91,316
	SHARES
Short-Term Investments — 1.5%
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $121,277,733)	121,277,733	121,277,733
Total Investments — 100.8% (Cost $7,801,497,809)		8,274,710,193
Liabilities in Excess of Other Assets — (0.8)%		(67,921,233)
NET ASSETS — 100.0%		8,206,788,960

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $114,806,327.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	29

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.6%
Pharmaceuticals	10.1
Insurance	5.9
Aerospace & Defense	5.4
Oil, Gas & Consumable Fuels	4.4
Semiconductors & Semiconductor Equipment	4.1
Textiles, Apparel & Luxury Goods	3.6
Electrical Equipment	3.6
Capital Markets	3.4
Food Products	3.1
Machinery	2.5
Chemicals	2.4
Software	2.4
Electric Utilities	2.4
Diversified Telecommunication Services	2.1
Personal Care Products	2.0
Health Care Equipment & Supplies	2.0
Industrial Conglomerates	1.9
Metals & Mining	1.8
Beverages	1.6
Financial Services	1.6
Multi-Utilities	1.6
Professional Services	1.5
Automobiles	1.4
Construction & Engineering	1.1
Hotels, Restaurants & Leisure	1.1
Tobacco	1.1
Building Products	1.0
Others (each less than 1.0%)	10.8
Short-Term Investments	1.5
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	544	12/19/2025	EUR	35,578,340	1,071,619
FTSE 100 Index	136	12/19/2025	GBP	17,435,742	592,147
					1,663,766

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	31

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 7.0%
ANZ Group Holdings Ltd.	908,983	21,771,699
APA Group	394,961	2,372,111
Aristocrat Leisure Ltd.	189,190	7,827,761
ASX Ltd.	58,611	2,162,564
Atlas Arteria Ltd.	305,948	971,933
BHP Group Ltd.	1,464,263	41,743,537
BlueScope Steel Ltd.	132,665	1,984,821
Brambles Ltd.	415,627	6,753,761
Cochlear Ltd.	18,840	3,537,018
Coles Group Ltd.	405,226	5,844,394
Commonwealth Bank of Australia	507,494	56,943,393
Computershare Ltd.	167,725	4,006,878
Dexus, REIT	324,020	1,544,853
Fortescue Ltd.	480,094	6,676,778
Glencore plc	2,963,598	14,197,322
Goodman Group, REIT	582,404	12,561,397
GPT Group (The), REIT	579,971	2,037,151
Insurance Australia Group Ltd.	722,991	3,716,782
Lottery Corp. Ltd. (The)	673,899	2,424,026
Macquarie Group Ltd.	110,117	15,706,501
Medibank Pvt Ltd.	833,832	2,661,166
Mirvac Group, REIT	1,195,865	1,800,289
National Australia Bank Ltd.	931,651	26,561,436
Northern Star Resources Ltd.	434,302	7,003,051
Orica Ltd.	147,558	2,145,544
Origin Energy Ltd.	521,598	4,179,994
Pro Medicus Ltd.	16,667	2,861,806
Qantas Airways Ltd.	224,714	1,497,077
QBE Insurance Group Ltd.	457,188	5,931,822
Ramsay Health Care Ltd.	56,059	1,176,119
REA Group Ltd.	15,440	2,151,363
Reece Ltd. (a)	105,056	801,982
Rio Tinto Ltd.	112,393	9,758,672
Rio Tinto plc	323,847	23,346,139
Santos Ltd.	932,198	3,850,107
Scentre Group, REIT	1,571,495	4,186,205
SEEK Ltd.	98,346	1,740,439
SGH Ltd.	60,381	1,913,197
Sigma Healthcare Ltd.	1,684,636	3,424,973
Sonic Healthcare Ltd.	140,798	1,948,730
South32 Ltd.	1,371,327	2,836,025
Stockland, REIT	722,043	2,985,203
Suncorp Group Ltd.	327,332	4,201,931
Telstra Group Ltd.	1,207,660	3,858,279
INVESTMENTS	SHARES	VALUE($)

Australia — continued
TPG Telecom Ltd.	127,883	462,592
Transurban Group	935,034	8,847,005
Vicinity Ltd., REIT	1,098,202	1,814,305
Washington H Soul Pattinson & Co. Ltd.	96,873	2,380,295
Wesfarmers Ltd.	343,914	18,876,065
Westpac Banking Corp.	1,042,020	26,367,783
WiseTech Global Ltd.	52,275	2,357,707
Woodside Energy Group Ltd.	574,886	9,316,289
Woolworths Group Ltd.	369,860	6,871,628
		414,899,898
Austria — 0.4%
ANDRITZ AG	19,542	1,477,489
BAWAG Group AG (b)	22,938	2,964,308
Erste Group Bank AG	90,486	9,373,347
Mondi plc	133,647	1,493,886
OMV AG	43,184	2,364,158
Raiffeisen Bank International AG	44,547	1,660,720
Telekom Austria AG	26,205	278,794
Verbund AG	20,668	1,595,160
		21,207,862
Belgium — 0.9%
Ackermans & van Haaren NV	6,633	1,651,934
Ageas SA	51,453	3,405,141
Anheuser-Busch InBev SA	296,449	18,076,640
Colruyt Group NV	9,404	351,202
D'ieteren Group	6,154	1,124,168
Elia Group SA/NV	12,867	1,550,839
Groupe Bruxelles Lambert NV	24,456	2,149,452
KBC Group NV	75,763	9,115,008
Lotus Bakeries NV	126	1,099,307
Sofina SA	4,278	1,175,828
Syensqo SA	21,514	1,775,901
UCB SA	36,418	9,364,597
Warehouses De Pauw CVA, REIT	53,542	1,359,683
		52,199,700
Brazil — 0.0% ^
Yara International ASA	49,253	1,794,390
Chile — 0.1%
Antofagasta plc	104,769	3,845,271
China — 0.6%
Budweiser Brewing Co. APAC Ltd. (b)	513,700	521,068
Prosus NV *	396,385	27,397,516
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Wharf Holdings Ltd. (The)	287,000	754,199
Wilmar International Ltd.	547,100	1,314,740
Wuxi Biologics Cayman, Inc. * (b)	1,060,500	4,946,274
		34,933,797
Denmark — 1.7%
Carlsberg A/S, Class B	27,961	3,287,641
Coloplast A/S, Class B	43,611	3,944,372
Danske Bank A/S	197,448	8,824,591
DSV A/S	57,918	12,360,188
Genmab A/S *	18,843	5,374,550
Novo Nordisk A/S, Class B	962,653	47,393,058
Novonesis Novozymes B	104,679	6,255,575
Orsted A/S * (b)	139,340	2,495,475
Pandora A/S	23,660	3,165,913
Tryg A/S	93,479	2,304,164
Vestas Wind Systems A/S	303,760	6,212,532
		101,618,059
Finland — 1.2%
Elisa OYJ	43,462	1,915,119
Fortum OYJ	132,301	2,950,304
Kesko OYJ, Class A	26,232	560,708
Kesko OYJ, Class B	81,828	1,726,130
Kone OYJ, Class B	107,358	7,172,919
Metso OYJ (a)	212,660	3,487,410
Neste OYJ	129,682	2,687,098
Nokia OYJ	1,527,920	10,422,403
Nordea Bank Abp	915,190	15,638,466
Orion OYJ, Class A	8,152	570,793
Orion OYJ, Class B	32,338	2,258,258
Sampo OYJ, Class A	765,183	8,528,980
Stora Enso OYJ, Class R	178,917	2,083,339
UPM-Kymmene OYJ (a)	159,659	4,284,018
Wartsila OYJ Abp	146,595	4,796,165
		69,082,110
France — 8.8%
Aeroports de Paris SA (a)	10,861	1,489,922
Air Liquide SA	174,145	33,703,835
Airbus SE	177,479	43,761,204
Amundi SA (b)	18,743	1,389,463
AXA SA	517,253	22,442,786
BioMerieux	13,639	1,756,031
BNP Paribas SA	310,322	24,036,925
Bollore SE	209,235	1,165,101
INVESTMENTS	SHARES	VALUE($)

France — continued
Bouygues SA	56,345	2,543,309
Bureau Veritas SA	94,480	3,104,845
Capgemini SE	51,404	7,908,271
Cie de Saint-Gobain SA	137,368	13,333,222
Cie Generale des Etablissements Michelin SCA	204,694	6,539,037
Credit Agricole SA	341,774	6,169,491
Danone SA	194,528	17,180,060
Dassault Aviation SA	5,454	1,757,525
Dassault Systemes SE	201,448	5,732,757
Engie SA	531,321	12,439,798
EssilorLuxottica SA	94,622	34,652,355
Hermes International SCA	10,282	25,442,408
Kering SA	21,303	7,565,059
Legrand SA	79,107	13,660,806
L'Oreal SA	73,265	30,574,320
LVMH Moet Hennessy Louis Vuitton SE	77,580	54,835,343
Orange SA	554,030	8,862,473
Pernod Ricard SA	59,607	5,837,944
Publicis Groupe SA	68,791	6,894,861
Safran SA	105,359	37,436,003
Sartorius Stedim Biotech	7,740	1,851,172
Societe Generale SA	212,027	13,446,891
Thales SA	27,318	7,789,807
TotalEnergies SE	614,076	38,339,857
Veolia Environnement SA	192,400	6,358,268
Vinci SA	152,256	20,359,110
		520,360,259
Germany — 9.0%
adidas AG	54,110	10,231,247
Allianz SE (Registered)	117,032	47,028,356
BASF SE	270,500	13,346,971
Bayer AG (Registered)	277,520	8,632,118
Bayerische Motoren Werke AG	85,272	7,951,175
Bayerische Motoren Werke AG (Preference)	16,821	1,457,301
Beiersdorf AG (a)	29,128	3,087,976
BioNTech SE, ADR * (a)	28,459	2,957,175
Commerzbank AG	263,881	9,621,870
Continental AG	32,700	2,498,670
Daimler Truck Holding AG	141,309	5,664,041
Deutsche Bank AG (Registered)	536,472	19,205,804
Deutsche Boerse AG	55,691	14,103,198
Deutsche Post AG	287,640	13,216,017
Deutsche Telekom AG (Registered)	1,008,429	31,236,275
Dr Ing hc F Porsche AG (Preference) (a) (b)	33,404	1,747,729
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	33

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
E.ON SE	670,880	12,482,650
Fresenius SE & Co. KGaA	124,488	7,163,410
Hannover Rueck SE	18,184	5,191,140
Heidelberg Materials AG	38,735	9,087,374
Henkel AG & Co. KGaA	29,166	2,177,928
Henkel AG & Co. KGaA (Preference)	49,298	3,993,774
Infineon Technologies AG	383,271	15,213,137
Mercedes-Benz Group AG	211,575	13,727,953
Merck KGaA	39,130	5,125,781
MTU Aero Engines AG	15,266	6,671,629
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	39,827	24,640,723
Rheinmetall AG	13,520	26,577,403
RWE AG	204,707	10,077,835
SAP SE	311,464	81,003,229
Sartorius AG (Preference)	7,599	2,090,698
Siemens AG (Registered)	222,894	63,167,564
Siemens Energy AG *	203,839	25,395,350
Siemens Healthineers AG (b)	81,679	4,578,106
Symrise AG	38,003	3,142,811
Talanx AG	18,217	2,218,308
Volkswagen AG (Preference)	62,433	6,501,572
Vonovia SE	249,136	7,487,973
		529,702,271
Hong Kong — 1.8%
AIA Group Ltd.	3,172,600	30,871,735
CK Asset Holdings Ltd.	566,000	2,800,142
CK Infrastructure Holdings Ltd.	185,000	1,203,307
CLP Holdings Ltd.	546,500	4,661,302
Hang Seng Bank Ltd.	209,100	4,076,396
Henderson Land Development Co. Ltd.	401,000	1,410,619
HKT Trust & HKT Ltd.	1,079,000	1,575,526
Hong Kong & China Gas Co. Ltd.	3,305,100	3,075,900
Hong Kong Exchanges & Clearing Ltd.	361,200	19,686,446
Link, REIT	775,700	4,039,547
MTR Corp. Ltd.	480,500	1,762,806
Power Assets Holdings Ltd.	413,000	2,623,684
Prudential plc	744,864	10,359,636
Sino Land Co. Ltd.	1,108,000	1,376,286
Sun Hung Kai Properties Ltd.	517,500	6,297,346
Swire Pacific Ltd., Class A	102,000	842,451
Swire Pacific Ltd., Class B	217,500	322,448
Swire Properties Ltd.	312,800	852,153
Techtronic Industries Co. Ltd.	445,000	5,190,486
INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued
WH Group Ltd. (b)	2,361,424	2,271,495
Wharf Real Estate Investment Co. Ltd.	428,000	1,218,183
		106,517,894
Indonesia — 0.1%
Jardine Matheson Holdings Ltd.	60,100	3,528,746
Ireland — 0.1%
Kerry Group plc, Class A	44,426	4,052,663
Kingspan Group plc	46,955	3,515,911
		7,568,574
Israel — 0.7%
Azrieli Group Ltd.	10,375	1,094,585
Bank Hapoalim BM	399,251	8,097,879
Bank Leumi Le-Israel BM	453,748	9,209,262
Elbit Systems Ltd.	7,265	3,441,276
ICL Group Ltd.	217,526	1,424,902
Israel Discount Bank Ltd., Class A	374,532	3,742,994
Mizrahi Tefahot Bank Ltd.	42,395	2,756,421
Nice Ltd. *	19,174	2,615,486
Teva Pharmaceutical Industries Ltd. *	346,919	7,103,652
		39,486,457
Italy — 3.2%
A2A SpA	471,468	1,373,679
Banca Mediolanum SpA	62,957	1,265,717
Banco BPM SpA	397,282	5,788,178
Coca-Cola HBC AG	61,053	2,770,467
Davide Campari-Milano NV (a)	172,732	1,202,538
DiaSorin SpA	6,767	599,374
Enel SpA	2,352,214	23,794,434
Eni SpA	585,672	10,799,489
Ferrari NV	37,058	14,840,272
FinecoBank Banca Fineco SpA	184,853	4,229,464
Generali	274,350	10,561,350
Hera SpA	273,574	1,227,851
Infrastrutture Wireless Italiane SpA (b)	95,138	1,045,410
Intesa Sanpaolo SpA	4,693,554	30,251,577
Leonardo SpA	121,234	7,132,765
Mediobanca Banca di Credito Finanziario SpA (a)	173,749	3,320,734
Moncler SpA	64,859	3,890,851
Nexi SpA (b)	149,288	787,139
Pirelli & C SpA (b)	110,256	774,002
Poste Italiane SpA (b)	138,845	3,347,539
Prysmian SpA	86,136	8,980,860
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Recordati Industria Chimica e Farmaceutica SpA	29,458	1,753,392
Snam SpA	649,674	4,006,940
Telecom Italia SpA *	3,760,455	2,217,327
Telecom Italia SpA *	1,828,846	1,215,973
Terna - Rete Elettrica Nazionale	425,711	4,365,273
UniCredit SpA	469,154	34,739,302
		186,281,897
Japan — 24.5%
Advantest Corp.	223,700	33,498,141
Aeon Co. Ltd.	801,200	12,672,349
AGC, Inc.	63,900	1,996,429
Aisin Corp.	173,600	3,119,626
Ajinomoto Co., Inc.	297,100	8,426,444
ANA Holdings, Inc.	47,200	884,632
Asahi Group Holdings Ltd.	455,000	4,905,729
Asahi Kasei Corp.	411,200	3,150,664
Asics Corp.	216,400	5,510,448
Astellas Pharma, Inc.	544,000	5,694,389
Bandai Namco Holdings, Inc.	197,100	6,134,226
Bridgestone Corp.	165,800	7,238,022
Canon, Inc.	272,800	7,834,227
Capcom Co. Ltd.	101,100	2,640,036
Central Japan Railway Co.	298,400	7,305,348
Chiba Bank Ltd. (The)	214,200	2,090,108
Chubu Electric Power Co., Inc.	229,600	3,192,764
Chugai Pharmaceutical Co. Ltd.	199,700	9,139,818
Concordia Financial Group Ltd.	345,600	2,510,521
Dai Nippon Printing Co. Ltd.	136,700	2,281,576
Daifuku Co. Ltd.	108,300	3,452,258
Dai-ichi Life Holdings, Inc.	1,114,500	7,822,674
Daiichi Sankyo Co. Ltd.	566,000	13,520,678
Daikin Industries Ltd.	88,900	10,328,406
Daito Trust Construction Co. Ltd.	95,100	1,777,996
Daiwa House Industry Co. Ltd.	188,100	6,381,866
Daiwa Securities Group, Inc.	424,200	3,264,624
Denso Corp.	562,000	7,852,145
Dentsu Group, Inc.	68,200	1,350,691
Disco Corp.	27,300	9,065,871
East Japan Railway Co.	330,100	8,062,696
Eisai Co. Ltd.	82,000	2,435,450
ENEOS Holdings, Inc.	814,400	5,137,821
FANUC Corp.	282,600	9,430,771
Fast Retailing Co. Ltd.	56,100	20,595,432
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Fuji Electric Co. Ltd.	41,400	2,956,844
FUJIFILM Holdings Corp.	364,300	8,443,269
Fujikura Ltd.	78,000	10,621,581
Fujitsu Ltd.	543,000	14,150,827
Hankyu Hanshin Holdings, Inc.	72,100	1,936,173
Hikari Tsushin, Inc.	3,900	1,033,057
Hitachi Construction Machinery Co. Ltd.	26,800	872,259
Hitachi Ltd.	1,384,700	47,299,949
Honda Motor Co. Ltd.	1,238,100	12,513,783
Hoshizaki Corp.	34,200	1,203,335
Hoya Corp.	105,300	17,104,101
Hulic Co. Ltd.	172,700	1,784,227
Idemitsu Kosan Co. Ltd.	261,600	1,819,102
IHI Corp.	321,800	6,662,580
Inpex Corp.	263,200	4,856,602
Isuzu Motors Ltd.	172,400	2,115,397
ITOCHU Corp.	429,700	24,889,644
Japan Airlines Co. Ltd.	43,700	787,273
Japan Exchange Group, Inc.	315,200	3,514,847
Japan Post Bank Co. Ltd.	547,300	6,132,540
Japan Post Holdings Co. Ltd.	522,800	4,899,189
Japan Post Insurance Co. Ltd.	58,700	1,518,119
Japan Real Estate Investment Corp., REIT	2,158	1,779,861
Japan Tobacco, Inc.	335,800	11,696,889
JFE Holdings, Inc.	191,900	2,199,216
Kajima Corp.	138,300	4,458,484
Kansai Electric Power Co., Inc. (The)	312,700	4,878,170
Kao Corp.	141,300	5,979,765
Kawasaki Heavy Industries Ltd.	51,000	4,083,910
Kawasaki Kisen Kaisha Ltd.	112,100	1,606,119
KDDI Corp.	878,100	13,997,233
Keyence Corp.	57,200	21,228,910
Kikkoman Corp.	264,500	2,106,223
Kirin Holdings Co. Ltd.	245,800	3,456,617
Kobe Bussan Co. Ltd.	44,400	1,030,263
Komatsu Ltd.	279,400	9,346,202
Konami Group Corp.	27,000	4,496,450
Kubota Corp.	348,800	4,515,971
Kyocera Corp.	427,300	5,670,017
Kyowa Kirin Co. Ltd.	71,300	1,104,012
Lasertec Corp.	24,400	4,953,990
LY Corp.	838,000	2,462,478
M3, Inc.	135,900	1,904,619
Makita Corp.	74,800	2,261,304
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	35

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Marubeni Corp.	502,900	12,359,282
MatsukiyoCocokara & Co.	115,900	2,100,128
McDonald's Holdings Co. Japan Ltd.	25,700	1,005,383
MEIJI Holdings Co. Ltd.	75,200	1,447,596
MINEBEA MITSUMI, Inc.	112,800	2,229,352
Mitsubishi Chemical Group Corp.	430,500	2,248,752
Mitsubishi Corp.	1,163,500	27,938,725
Mitsubishi Electric Corp.	629,200	17,864,629
Mitsubishi Estate Co. Ltd.	377,800	8,006,295
Mitsubishi HC Capital, Inc.	254,500	1,990,870
Mitsubishi Heavy Industries Ltd.	1,017,000	30,702,910
Mitsubishi UFJ Financial Group, Inc.	3,460,600	52,273,334
Mitsui & Co. Ltd.	784,700	19,297,052
Mitsui Fudosan Co. Ltd.	840,500	8,751,625
Mitsui OSK Lines Ltd.	101,400	3,012,759
Mizuho Financial Group, Inc.	760,900	25,486,710
MonotaRO Co. Ltd.	75,100	1,047,803
MS&AD Insurance Group Holdings, Inc.	426,300	8,787,945
Murata Manufacturing Co. Ltd.	560,900	12,093,520
NEC Corp.	385,200	13,990,484
Nexon Co. Ltd.	125,300	2,555,430
NIDEC Corp.	306,800	3,732,768
Nintendo Co. Ltd.	353,400	30,141,449
Nippon Building Fund, Inc., REIT	2,488	2,295,721
Nippon Paint Holdings Co. Ltd.	293,600	1,867,597
Nippon Sanso Holdings Corp.	60,000	1,992,710
Nippon Steel Corp.	1,582,900	6,524,763
Nippon Yusen KK	131,500	4,541,133
Nissan Motor Co. Ltd. *	652,500	1,491,441
Nissin Foods Holdings Co. Ltd.	69,000	1,245,579
Niterra Co. Ltd.	60,600	2,486,000
Nitori Holdings Co. Ltd.	120,900	1,958,845
Nitto Denko Corp.	210,400	5,239,982
Nomura Holdings, Inc.	890,000	6,351,133
Nomura Research Institute Ltd.	127,200	4,911,585
NTT, Inc.	8,292,600	8,535,190
Obayashi Corp.	211,800	3,583,116
Obic Co. Ltd.	99,100	3,074,190
Olympus Corp.	341,400	4,201,601
Omron Corp.	58,100	1,620,104
Ono Pharmaceutical Co. Ltd.	132,500	1,616,952
Oracle Corp.	10,200	940,336
Oriental Land Co. Ltd.	339,800	6,876,759
ORIX Corp.	344,700	8,432,068
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Osaka Gas Co. Ltd.	120,200	3,782,077
Otsuka Corp.	73,300	1,449,146
Otsuka Holdings Co. Ltd.	140,900	7,668,343
Pan Pacific International Holdings Corp.	803,200	4,777,922
Panasonic Holdings Corp.	673,100	7,820,907
Rakuten Group, Inc. *	446,600	2,921,750
Recruit Holdings Co. Ltd.	433,600	21,501,345
Renesas Electronics Corp.	479,300	5,919,151
Resona Holdings, Inc.	673,700	6,495,192
Ricoh Co. Ltd.	172,500	1,479,841
SBI Holdings, Inc.	91,200	4,075,460
SCREEN Holdings Co. Ltd.	28,700	2,720,694
SCSK Corp.	46,600	1,712,394
Secom Co. Ltd.	125,600	4,245,884
Sekisui Chemical Co. Ltd.	127,600	2,210,580
Sekisui House Ltd.	190,000	4,076,502
Seven & i Holdings Co. Ltd.	671,700	8,543,894
SG Holdings Co. Ltd.	117,900	1,083,676
Shimadzu Corp.	87,500	2,352,478
Shimano, Inc.	24,000	2,514,381
Shimizu Corp.	169,600	2,276,568
Shin-Etsu Chemical Co. Ltd.	567,300	17,052,438
Shionogi & Co. Ltd.	257,500	4,318,946
Shiseido Co. Ltd.	112,900	1,901,671
SMC Corp.	17,100	5,853,715
SoftBank Corp.	8,554,699	12,156,220
SoftBank Group Corp.	283,900	49,815,557
Sompo Holdings, Inc.	284,500	8,670,272
Sony Group Corp.	1,824,400	50,808,788
Square Enix Holdings Co. Ltd.	69,200	1,338,660
Subaru Corp.	173,500	3,690,887
Sumitomo Corp.	369,900	10,760,741
Sumitomo Electric Industries Ltd.	236,200	8,611,242
Sumitomo Metal Mining Co. Ltd.	79,900	2,613,724
Sumitomo Mitsui Financial Group, Inc.	1,174,800	31,806,311
Sumitomo Mitsui Trust Group, Inc.	215,700	5,924,539
Sumitomo Realty & Development Co. Ltd.	144,200	6,156,909
Suntory Beverage & Food Ltd.	38,100	1,153,275
Suzuki Motor Corp.	556,600	8,309,409
Sysmex Corp.	166,700	1,858,299
T&D Holdings, Inc.	146,700	3,150,460
Taisei Corp.	50,600	3,681,724
Takeda Pharmaceutical Co. Ltd.	476,000	12,846,055
TDK Corp.	574,200	10,032,548
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Terumo Corp.	451,000	7,279,557
TIS, Inc.	70,800	2,439,120
Toho Co. Ltd.	34,300	2,010,560
Tokio Marine Holdings, Inc.	579,700	21,618,867
Tokyo Century Corp.	51,000	601,895
Tokyo Electric Power Co. Holdings, Inc. *	470,900	2,353,304
Tokyo Electron Ltd.	134,200	29,587,119
Tokyo Gas Co. Ltd.	111,600	3,916,512
Tokyu Corp.	173,900	1,935,161
TOPPAN Holdings, Inc.	85,000	2,078,917
Toray Industries, Inc.	449,800	2,753,869
Toyo Suisan Kaisha Ltd.	29,000	2,102,064
Toyota Industries Corp.	55,300	6,011,231
Toyota Motor Corp.	3,471,900	70,782,100
Toyota Tsusho Corp.	214,900	6,568,686
Trend Micro, Inc.	38,000	1,939,233
Unicharm Corp.	348,000	2,153,124
West Japan Railway Co.	143,100	2,941,011
Yakult Honsha Co. Ltd.	86,600	1,296,473
Yamaha Motor Co. Ltd. (a)	293,500	2,114,598
Yaskawa Electric Corp.	76,500	2,098,266
Yokogawa Electric Corp.	75,200	2,249,567
Zensho Holdings Co. Ltd.	29,200	1,818,168
ZOZO, Inc.	123,200	1,065,004
		1,443,742,864
Luxembourg — 0.2%
ArcelorMittal SA	127,503	4,867,564
CVC Capital Partners plc (b)	235,265	3,929,304
		8,796,868
Macau — 0.1%
Galaxy Entertainment Group Ltd.	679,000	3,383,003
Sands China Ltd.	677,200	1,764,957
		5,147,960
Mexico — 0.0% ^
Fresnillo plc	55,831	1,632,676
Netherlands — 4.2%
Adyen NV * (b)	8,830	15,130,068
Akzo Nobel NV	49,843	3,293,883
Argenx SE *	17,845	14,605,552
ASM International NV	13,336	8,652,994
ASML Holding NV	119,234	126,067,267
EXOR NV	26,014	2,254,373
HAL Trust	10,846	1,702,319
INVESTMENTS	SHARES	VALUE($)

Netherlands — continued
Heineken Holding NV	39,569	2,672,137
Heineken NV	85,128	6,591,657
ING Groep NV	898,060	22,424,268
JDE Peet's NV	47,116	1,714,746
Koninklijke Ahold Delhaize NV	268,297	10,981,558
Koninklijke KPN NV	1,175,475	5,439,467
Koninklijke Philips NV	239,834	6,570,299
NN Group NV	80,970	5,541,171
Universal Music Group NV	286,624	7,687,824
Wolters Kluwer NV	69,628	8,535,386
		249,864,969
New Zealand — 0.1%
Auckland International Airport Ltd.	459,773	2,139,878
Fisher & Paykel Healthcare Corp. Ltd.	167,058	3,546,721
Meridian Energy Ltd.	387,653	1,312,350
		6,998,949
Norway — 0.6%
Aker BP ASA	92,892	2,407,476
DNB Bank ASA	224,832	5,738,935
Equinor ASA	202,485	4,849,780
Gjensidige Forsikring ASA	57,123	1,537,309
Kongsberg Gruppen ASA	132,349	3,374,012
Mowi ASA	134,177	2,949,616
Norsk Hydro ASA	388,057	2,623,484
Orkla ASA	203,880	2,070,669
Salmar ASA	21,784	1,223,261
Storebrand ASA	125,347	1,942,504
Telenor ASA	188,284	2,800,073
Var Energi ASA	246,912	829,597
Vend Marketplaces ASA, Class B	51,789	1,784,373
		34,131,089
Poland — 0.4%
Allegro.eu SA * (b)	189,297	1,767,625
Bank Polska Kasa Opieki SA	63,575	3,255,153
Dino Polska SA * (b)	145,002	1,731,948
ING Bank Slaski SA	9,869	842,014
KGHM Polska Miedz SA *	41,385	2,170,774
LPP SA	385	1,868,861
ORLEN SA	176,101	4,773,020
Powszechna Kasa Oszczednosci Bank Polski SA	259,626	5,323,181
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	37

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — continued
Powszechny Zaklad Ubezpieczen SA	172,033	2,750,665
Santander Bank Polska SA	11,710	1,542,166
		26,025,407
Portugal — 0.2%
EDP SA	841,315	4,182,299
Galp Energia SGPS SA	125,587	2,523,179
Jeronimo Martins SGPS SA	83,339	2,146,398
		8,851,876
Russia — 0.0%
Evraz plc ‡ *	96,418	—
Singapore — 1.4%
CapitaLand Ascendas, REIT	1,100,600	2,382,836
CapitaLand Integrated Commercial Trust, REIT	1,481,758	2,693,823
CapitaLand Investment Ltd.	662,800	1,342,859
DBS Group Holdings Ltd.	617,250	25,555,716
Genting Singapore Ltd.	1,729,100	969,246
Jardine Cycle & Carriage Ltd.	17,500	436,968
Keppel Ltd.	428,700	3,352,585
Mapletree Pan Asia Commercial Trust, REIT	676,600	748,566
Oversea-Chinese Banking Corp. Ltd.	987,300	12,915,268
Singapore Airlines Ltd.	418,750	2,131,654
Singapore Exchange Ltd.	248,200	3,220,532
Singapore Technologies Engineering Ltd.	472,700	3,079,670
Singapore Telecommunications Ltd.	2,484,500	8,109,535
STMicroelectronics NV	195,173	4,792,645
United Overseas Bank Ltd.	406,300	10,806,552
		82,538,455
South Africa — 0.2%
Anglo American plc	323,596	12,242,498
Spain — 3.3%
ACS Actividades de Construccion y Servicios SA	61,230	5,027,576
Aena SME SA (b)	222,848	6,052,816
Amadeus IT Group SA	132,007	10,090,708
Banco Bilbao Vizcaya Argentaria SA	1,744,927	35,153,451
Banco Santander SA	4,504,571	45,902,434
CaixaBank SA	1,078,993	11,404,684
Cellnex Telecom SA (b)	173,366	5,397,186
EDP Renovaveis SA	77,135	1,127,767
Endesa SA	95,824	3,433,938
Iberdrola SA	1,853,039	37,554,144
Industria de Diseno Textil SA (a)	335,881	18,547,485
INVESTMENTS	SHARES	VALUE($)

Spain — continued
Naturgy Energy Group SA	31,832	964,244
Redeia Corp. SA	122,527	2,205,715
Repsol SA	345,810	6,345,390
Telefonica SA	1,364,239	6,918,294
		196,125,832
Sweden — 3.4%
Alfa Laval AB	82,344	3,913,621
Assa Abloy AB, Class B (a)	319,208	12,029,215
Atlas Copco AB, Class A	766,959	12,851,215
Atlas Copco AB, Class B	472,587	7,069,510
Axfood AB	32,547	886,878
Beijer Ref AB	113,705	1,796,773
Boliden AB *	86,013	3,857,035
Castellum AB	117,087	1,331,539
Epiroc AB, Class A	188,462	3,973,903
Epiroc AB, Class B	118,072	2,203,528
EQT AB (a)	212,147	7,331,289
Essity AB, Class A	6,630	182,238
Essity AB, Class B	181,199	4,977,108
Evolution AB (b)	55,034	3,666,782
Fastighets AB Balder, Class B *	210,695	1,545,421
H & M Hennes & Mauritz AB, Class B (a)	149,854	2,830,161
Hexagon AB, Class B	638,305	7,780,696
Holmen AB, Class B	24,056	908,980
Industrivarden AB, Class A	34,616	1,439,335
Industrivarden AB, Class C (a)	48,506	2,012,086
Indutrade AB	80,965	2,164,379
Investment AB Latour, Class B	43,979	1,120,560
Investor AB, Class A (a)	172,133	5,662,199
Investor AB, Class B	550,346	18,121,161
L E Lundbergforetagen AB, Class B	22,692	1,214,542
Lifco AB, Class B	68,397	2,640,767
Nibe Industrier AB, Class B	496,636	1,932,561
Nordnet AB publ	47,952	1,384,628
Saab AB, Class B	111,742	6,148,770
Sagax AB, Class B	65,081	1,460,462
Sagax AB, Class D	33,068	117,127
Sandvik AB	294,718	8,912,118
Securitas AB, Class B	159,851	2,354,743
Skandinaviska Enskilda Banken AB, Class A	406,259	7,755,313
Skandinaviska Enskilda Banken AB, Class C	6,052	117,835
Skanska AB, Class B	99,011	2,696,268
SKF AB, Class B	108,851	2,790,072
SSAB AB, Class A	64,640	408,884
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
SSAB AB, Class B	175,827	1,088,702
Svenska Cellulosa AB SCA, Class B	146,707	1,954,158
Svenska Handelsbanken AB, Class A	419,830	5,478,503
Svenska Handelsbanken AB, Class B (a)	10,590	231,925
Swedbank AB, Class A	299,007	9,078,093
Swedish Orphan Biovitrum AB *	49,187	1,694,653
Tele2 AB, Class B	167,397	2,659,248
Telefonaktiebolaget LM Ericsson, Class A	16,525	167,915
Telefonaktiebolaget LM Ericsson, Class B	782,699	7,941,160
Telia Co. AB	701,221	2,760,476
Trelleborg AB, Class B	60,761	2,535,693
Volvo AB, Class A	57,449	1,569,928
Volvo AB, Class B	466,006	12,766,256
		199,516,412
Switzerland — 4.3%
ABB Ltd. (Registered)	477,714	35,516,864
Chocoladefabriken Lindt & Spruengli AG	292	4,488,726
Chocoladefabriken Lindt & Spruengli AG (Registered)	33	5,055,118
Cie Financiere Richemont SA (Registered)	161,708	31,986,766
DSM-Firmenich AG	73,984	6,030,360
EMS-Chemie Holding AG (Registered)	2,051	1,404,792
Galderma Group AG	37,239	6,915,734
Geberit AG (Registered)	9,972	7,289,773
Givaudan SA (Registered)	2,456	10,061,368
Julius Baer Group Ltd.	59,758	4,034,177
Kuehne + Nagel International AG (Registered)	14,221	2,728,252
Lonza Group AG (Registered)	21,289	14,700,733
Partners Group Holding AG	6,525	7,990,625
Sandoz Group AG	125,144	8,344,206
Schindler Holding AG	12,328	4,391,237
Schindler Holding AG (Registered)	6,265	2,117,821
SGS SA (Registered)	46,192	5,209,066
Sika AG (Registered)	48,592	9,523,442
Sonova Holding AG (Registered)	14,768	4,028,270
Straumann Holding AG (Registered)	32,568	4,093,855
Swiss Life Holding AG (Registered)	8,603	9,338,152
Swisscom AG (Registered)	7,686	5,630,172
UBS Group AG (Registered)	863,469	33,040,928
Zurich Insurance Group AG	43,035	29,929,613
		253,850,050
United Arab Emirates — 0.0%
NMC Health plc ‡ *	300	—
INVESTMENTS	SHARES	VALUE($)

United Kingdom — 11.7%
3i Group plc	294,996	17,071,601
Admiral Group plc	69,821	3,006,298
Ashtead Group plc	130,338	8,705,906
Associated British Foods plc	90,286	2,724,521
AstraZeneca plc	469,728	77,481,002
Auto Trader Group plc (b)	265,847	2,727,348
Aviva plc	918,007	8,068,636
BAE Systems plc	887,722	21,867,689
Barclays plc	4,275,725	22,933,378
Barratt Redrow plc	390,267	1,931,229
Berkeley Group Holdings plc	29,843	1,580,925
British American Tobacco plc	593,507	30,396,787
BT Group plc	1,878,235	4,583,972
Bunzl plc	94,659	2,877,418
Centrica plc	1,494,353	3,521,894
CK Hutchison Holdings Ltd.	807,000	5,351,601
Coca-Cola Europacific Partners plc	65,044	5,777,859
Compass Group plc	517,908	17,142,672
Convatec Group plc (b)	498,330	1,600,429
Croda International plc	38,028	1,443,585
DCC plc	29,938	1,972,288
Diageo plc	673,865	15,500,078
Entain plc	193,404	2,014,440
Halma plc	114,946	5,356,306
Hikma Pharmaceuticals plc	47,489	1,148,736
Hiscox Ltd.	102,308	1,849,553
Howden Joinery Group plc	160,302	1,820,690
HSBC Holdings plc	5,276,865	73,873,216
ICG plc	87,901	2,233,028
Imperial Brands plc	249,146	9,899,651
Informa plc	366,772	4,670,227
InterContinental Hotels Group plc	46,723	5,636,068
International Consolidated Airlines Group SA	1,054,212	5,795,633
Intertek Group plc	48,285	3,216,172
J Sainsbury plc	518,772	2,328,041
JD Sports Fashion plc	759,561	930,756
Kingfisher plc	517,600	2,099,170
Land Securities Group plc, REIT	225,742	1,844,898
Legal & General Group plc	1,750,522	5,470,240
Lloyds Banking Group plc	18,193,499	21,331,687
London Stock Exchange Group plc	143,731	17,912,672
M&G plc	676,326	2,341,556
Melrose Industries plc	359,743	2,963,582
National Grid plc	1,503,579	22,544,833
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	39

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
NatWest Group plc	2,333,694	17,965,983
Next plc	35,262	6,625,386
Pearson plc	200,314	2,787,976
Persimmon plc	92,377	1,468,159
Phoenix Group Holdings plc	227,047	2,011,373
Reckitt Benckiser Group plc	206,477	15,793,236
RELX plc	554,331	24,499,433
Rentokil Initial plc	718,690	4,011,334
Rightmove plc	234,742	2,061,143
Rolls-Royce Holdings plc	2,536,123	39,027,914
Sage Group plc (The)	294,093	4,445,327
Schroders plc	258,315	1,289,024
Segro plc, REIT	374,935	3,440,543
Severn Trent plc	79,959	2,922,902
Smith & Nephew plc	264,175	4,878,263
Smiths Group plc	101,003	3,344,620
Spirax Group plc	21,690	2,023,087
SSE plc	330,871	8,335,570
Standard Chartered plc	566,867	11,636,221
Taylor Wimpey plc	1,064,173	1,472,008
Tesco plc	1,974,638	11,916,296
Unilever plc	743,058	44,586,732
United Utilities Group plc	206,456	3,257,154
Vodafone Group plc	6,184,117	7,486,337
Weir Group plc (The)	78,525	3,056,815
Whitbread plc	49,320	1,877,623
Wise plc, Class A *	206,671	2,628,037
WPP plc	325,749	1,230,899
		691,627,666
United States — 9.0%
Alcon AG	149,050	11,109,443
AP Moller - Maersk A/S, Class A	805	1,659,231
AP Moller - Maersk A/S, Class B	1,215	2,497,953
BP plc	4,691,721	27,487,907
Buzzi SpA	23,774	1,432,222
CSL Ltd.	146,398	17,060,686
Experian plc	278,436	12,987,703
Ferrovial SE	137,231	8,421,091
GSK plc	1,229,913	28,796,511
Haleon plc	2,733,101	12,709,554
Holcim AG	149,402	13,282,022
James Hardie Industries plc, CHDI *	175,536	3,696,919
Nestle SA (Registered)	778,510	74,385,432
Novartis AG (Registered)	560,881	69,415,569
INVESTMENTS	SHARES	VALUE($)

United States — continued
Roche Holding AG	209,150	67,747,958
Roche Holding AG	8,786	2,980,771
Sanofi SA	336,005	33,991,222
Schneider Electric SE	164,207	46,787,490
Shell plc	1,772,958	66,467,177
Stellantis NV	602,097	6,123,235
Swiss Re AG	89,035	16,257,967
Tenaris SA	112,381	2,233,559
		527,531,622
Total Common Stocks (Cost $4,478,868,954)		5,841,652,378
	NO. OF RIGHTS
Rights — 0.0% ^
Norway — 0.0% ^
Vend Marketplaces ASA*(Cost $—)	19,889	44,273
	SHARES
Short-Term Investments — 0.9%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (c) (d) (Cost $ 22,645,557)	22,645,557	22,645,557
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $32,600,781)	32,600,781	32,600,781
Total Short-Term Investments (Cost $55,246,338)		55,246,338
Total Investments — 100.1% (Cost $4,534,115,292)		5,896,942,989
Liabilities in Excess of Other Assets — (0.1)%		(8,278,373)
NET ASSETS — 100.0%		5,888,664,616

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $30,818,216.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.0%
Pharmaceuticals	7.6
Insurance	5.6
Semiconductors & Semiconductor Equipment	4.1
Aerospace & Defense	3.6
Oil, Gas & Consumable Fuels	3.3
Capital Markets	3.2
Machinery	3.2
Electrical Equipment	2.9
Automobiles	2.6
Metals & Mining	2.6
Textiles, Apparel & Luxury Goods	2.4
Food Products	2.3
Industrial Conglomerates	2.3
Chemicals	2.2
Trading Companies & Distributors	2.0
Health Care Equipment & Supplies	2.0
Electric Utilities	1.9
Diversified Telecommunication Services	1.7
Software	1.7
Personal Care Products	1.5
Wireless Telecommunication Services	1.5
Professional Services	1.4
Financial Services	1.3
Beverages	1.2
Consumer Staples Distribution & Retail	1.2
Household Durables	1.2
Electronic Equipment, Instruments & Components	1.2
Hotels, Restaurants & Leisure	1.1
Broadline Retail	1.1
Real Estate Management & Development	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	13.2
Short-Term Investments	0.9
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	41

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	327	12/19/2025	USD	45,881,370	304,514

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Air Freight & Logistics — 0.1%
SG Holdings Co. Ltd.	1,191,700	10,953,495
Automobile Components — 2.0%
Aisin Corp.	1,752,900	31,499,960
Bridgestone Corp.	1,672,000	72,991,393
Denso Corp.	5,670,500	79,227,025
Niterra Co. Ltd.	606,700	24,888,716
Sumitomo Electric Industries Ltd.	2,383,600	86,899,901
		295,506,995
Automobiles — 6.9%
Honda Motor Co. Ltd.	12,487,000	126,209,196
Isuzu Motors Ltd.	1,740,900	21,361,338
Nissan Motor Co. Ltd. *	6,618,300	15,127,672
Subaru Corp.	1,751,600	37,262,008
Suzuki Motor Corp.	5,608,500	83,728,571
Toyota Motor Corp.	35,018,100	713,918,788
Yamaha Motor Co. Ltd. (a)	2,963,400	21,350,597
		1,018,958,170
Banks — 9.1%
Chiba Bank Ltd. (The)	2,162,100	21,097,210
Concordia Financial Group Ltd.	3,488,700	25,342,752
Japan Post Bank Co. Ltd.	5,517,900	61,828,507
Mitsubishi UFJ Financial Group, Inc.	34,906,200	527,267,949
Mizuho Financial Group, Inc.	7,670,600	256,930,425
Resona Holdings, Inc.	6,792,100	65,483,146
Sumitomo Mitsui Financial Group, Inc.	11,843,500	320,648,656
Sumitomo Mitsui Trust Group, Inc.	2,172,900	59,682,103
		1,338,280,748
Beverages — 0.6%
Asahi Group Holdings Ltd.	4,593,100	49,521,984
Kirin Holdings Co. Ltd.	2,481,800	34,900,866
Suntory Beverage & Food Ltd.	382,800	11,587,231
		96,010,081
Broadline Retail — 0.5%
Pan Pacific International Holdings Corp.	8,103,700	48,205,737
Rakuten Group, Inc. *	4,508,300	29,494,233
		77,699,970
Building Products — 0.8%
AGC, Inc.	647,300	20,223,611
Daikin Industries Ltd.	894,500	103,923,054
		124,146,665
INVESTMENTS	SHARES	VALUE($)

Capital Markets — 1.2%
Daiwa Securities Group, Inc.	4,283,200	32,963,313
Japan Exchange Group, Inc.	3,181,700	35,479,659
Nomura Holdings, Inc.	8,971,100	64,018,702
SBI Holdings, Inc.	919,500	41,089,748
		173,551,422
Chemicals — 2.3%
Asahi Kasei Corp.	4,150,600	31,802,400
Mitsubishi Chemical Group Corp.	4,346,400	22,703,772
Nippon Paint Holdings Co. Ltd.	2,964,800	18,859,167
Nippon Sanso Holdings Corp.	600,900	19,956,993
Nitto Denko Corp.	2,124,200	52,902,893
Shin-Etsu Chemical Co. Ltd.	5,724,700	172,078,430
Toray Industries, Inc.	4,540,400	27,798,280
		346,101,935
Commercial Services & Supplies — 0.6%
Dai Nippon Printing Co. Ltd.	1,380,000	23,032,733
Secom Co. Ltd.	1,267,800	42,857,740
TOPPAN Holdings, Inc.	857,800	20,979,938
		86,870,411
Construction & Engineering — 1.0%
Kajima Corp.	1,390,800	44,836,296
Obayashi Corp.	2,138,800	36,183,038
Shimizu Corp.	1,712,300	22,984,477
Taisei Corp.	507,900	36,955,485
		140,959,296
Consumer Staples Distribution & Retail — 1.7%
Aeon Co. Ltd.	8,076,800	127,748,408
Kobe Bussan Co. Ltd. (a)	448,600	10,409,369
MatsukiyoCocokara & Co.	1,168,800	21,178,859
Seven & i Holdings Co. Ltd.	6,772,600	86,146,156
		245,482,792
Diversified Telecommunication Services — 0.6%
NTT, Inc.	83,718,900	86,167,998
Electric Utilities — 0.7%
Chubu Electric Power Co., Inc.	2,311,500	32,143,181
Kansai Electric Power Co., Inc. (The)	3,150,200	49,143,627
Tokyo Electric Power Co. Holdings, Inc. *	4,745,100	23,713,452
		105,000,260
Electrical Equipment — 2.4%
Fuji Electric Co. Ltd.	417,900	29,846,987
Fujikura Ltd.	787,800	107,277,971
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	43

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
Mitsubishi Electric Corp.	6,343,900	180,119,861
NIDEC Corp.	3,089,600	37,590,484
		354,835,303
Electronic Equipment, Instruments & Components — 3.8%
Keyence Corp.	572,700	212,548,899
Kyocera Corp.	4,305,500	57,131,428
Murata Manufacturing Co. Ltd.	5,652,200	121,866,630
Omron Corp.	582,100	16,231,717
Shimadzu Corp.	882,900	23,737,177
TDK Corp.	5,796,500	101,277,715
Yokogawa Electric Corp.	762,400	22,806,785
		555,600,351
Entertainment — 3.0%
Capcom Co. Ltd.	1,015,300	26,512,648
Konami Group Corp.	276,000	45,963,714
Nexon Co. Ltd.	1,265,000	25,799,034
Nintendo Co. Ltd.	3,559,000	303,546,740
Square Enix Holdings Co. Ltd.	711,000	13,754,156
Toho Co. Ltd.	348,600	20,433,850
		436,010,142
Financial Services — 0.7%
Mitsubishi HC Capital, Inc.	2,564,700	20,062,811
ORIX Corp.	3,472,500	84,944,464
Tokyo Century Corp.	511,300	6,034,287
		111,041,562
Food Products — 1.1%
Ajinomoto Co., Inc.	2,994,700	84,936,631
Kikkoman Corp.	2,670,100	21,262,106
MEIJI Holdings Co. Ltd.	762,300	14,674,239
Nissin Foods Holdings Co. Ltd.	696,600	12,574,928
Toyo Suisan Kaisha Ltd.	294,900	21,375,811
Yakult Honsha Co. Ltd.	872,200	13,057,546
		167,881,261
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,213,800	38,192,059
Tokyo Gas Co. Ltd.	1,129,200	39,628,368
		77,820,427
Ground Transportation — 1.5%
Central Japan Railway Co.	3,007,600	73,631,250
East Japan Railway Co.	3,333,400	81,418,333
Hankyu Hanshin Holdings, Inc.	729,000	19,576,558
INVESTMENTS	SHARES	VALUE($)

Ground Transportation — continued
Tokyu Corp.	1,755,800	19,538,564
West Japan Railway Co.	1,438,400	29,562,196
		223,726,901
Health Care Equipment & Supplies — 2.1%
Hoya Corp.	1,056,100	171,544,547
Olympus Corp.	3,447,000	42,422,135
Sysmex Corp.	1,683,400	18,765,809
Terumo Corp.	4,552,300	73,478,326
		306,210,817
Health Care Technology — 0.1%
M3, Inc.	1,371,300	19,218,576
Hotels, Restaurants & Leisure — 0.7%
McDonald's Holdings Co. Japan Ltd.	262,700	10,276,817
Oriental Land Co. Ltd.	3,424,800	69,309,962
Zensho Holdings Co. Ltd.	297,400	18,517,919
		98,104,698
Household Durables — 4.3%
Panasonic Holdings Corp.	6,785,800	78,845,800
Sekisui House Ltd.	1,917,700	41,144,778
Sony Group Corp.	18,399,000	512,404,566
		632,395,144
Household Products — 0.1%
Unicharm Corp.	3,513,500	21,738,513
Industrial Conglomerates — 3.5%
Hikari Tsushin, Inc.	38,700	10,251,099
Hitachi Ltd.	13,960,000	476,859,451
Sekisui Chemical Co. Ltd.	1,288,000	22,313,690
		509,424,240
Insurance — 3.9%
Dai-ichi Life Holdings, Inc.	11,252,000	78,977,775
Japan Post Holdings Co. Ltd.	5,278,000	49,460,439
Japan Post Insurance Co. Ltd.	587,500	15,194,117
MS&AD Insurance Group Holdings, Inc.	4,295,900	88,557,667
Sompo Holdings, Inc.	2,872,000	87,525,557
T&D Holdings, Inc.	1,482,400	31,835,323
Tokio Marine Holdings, Inc.	5,845,700	218,004,850
		569,555,728
Interactive Media & Services — 0.2%
LY Corp.	8,448,600	24,826,360
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — 2.9%
Fujitsu Ltd.	5,475,600	142,696,631
NEC Corp.	3,881,500	140,976,278
Nomura Research Institute Ltd.	1,284,200	49,586,925
Obic Co. Ltd.	995,200	30,872,185
Otsuka Corp.	741,200	14,653,579
SCSK Corp.	471,500	17,326,041
TIS, Inc.	715,800	24,659,916
		420,771,555
Leisure Products — 0.6%
Bandai Namco Holdings, Inc.	1,989,600	61,921,134
Shimano, Inc.	246,200	25,793,362
		87,714,496
Machinery — 6.1%
Daifuku Co. Ltd.	1,095,400	34,917,849
FANUC Corp.	2,852,200	95,182,039
Hitachi Construction Machinery Co. Ltd.	274,000	8,917,872
Hoshizaki Corp.	346,100	12,177,607
IHI Corp.	3,238,300	67,046,092
Kawasaki Heavy Industries Ltd.	511,500	40,959,211
Komatsu Ltd.	2,820,600	94,351,819
Kubota Corp.	3,512,800	45,480,803
Makita Corp.	755,500	22,839,775
MINEBEA MITSUMI, Inc.	1,142,000	22,570,216
Mitsubishi Heavy Industries Ltd.	10,261,300	309,785,416
SMC Corp.	172,800	59,153,333
Toyota Industries Corp.	554,500	60,275,362
Yaskawa Electric Corp.	775,700	21,276,139
		894,933,533
Marine Transportation — 0.6%
Kawasaki Kisen Kaisha Ltd.	1,134,900	16,260,343
Mitsui OSK Lines Ltd.	1,018,200	30,252,381
Nippon Yusen KK	1,324,500	45,739,400
		92,252,124
Media — 0.1%
Dentsu Group, Inc.	688,400	13,633,658
Metals & Mining — 0.8%
JFE Holdings, Inc.	1,943,800	22,276,368
Nippon Steel Corp.	15,974,500	65,847,381
Sumitomo Metal Mining Co. Ltd.	806,500	26,382,586
		114,506,335
INVESTMENTS	SHARES	VALUE($)

Office REITs — 0.3%
Japan Real Estate Investment Corp.	21,743	17,933,047
Nippon Building Fund, Inc.	25,116	23,174,974
		41,108,021
Oil, Gas & Consumable Fuels — 0.8%
ENEOS Holdings, Inc.	8,220,900	51,863,346
Idemitsu Kosan Co. Ltd.	2,634,860	18,322,170
Inpex Corp.	2,649,800	48,894,469
		119,079,985
Passenger Airlines — 0.1%
ANA Holdings, Inc.	474,300	8,889,425
Japan Airlines Co. Ltd.	440,700	7,939,386
		16,828,811
Personal Care Products — 0.5%
Kao Corp.	1,421,300	60,148,904
Shiseido Co. Ltd.	1,142,700	19,247,475
		79,396,379
Pharmaceuticals — 4.0%
Astellas Pharma, Inc.	5,492,400	57,492,395
Chugai Pharmaceutical Co. Ltd.	2,014,900	92,217,424
Daiichi Sankyo Co. Ltd.	5,713,800	136,491,958
Eisai Co. Ltd.	828,000	24,592,104
Kyowa Kirin Co. Ltd.	721,000	11,163,990
Ono Pharmaceutical Co. Ltd.	1,337,600	16,323,283
Otsuka Holdings Co. Ltd.	1,417,200	77,129,710
Shionogi & Co. Ltd.	2,599,400	43,598,709
Takeda Pharmaceutical Co. Ltd.	4,795,000	129,405,108
		588,414,681
Professional Services — 1.5%
Recruit Holdings Co. Ltd.	4,367,300	216,565,556
Real Estate Management & Development — 2.2%
Daito Trust Construction Co. Ltd.	954,600	17,847,270
Daiwa House Industry Co. Ltd.	1,891,000	64,157,937
Hulic Co. Ltd.	1,739,900	17,975,546
Mitsubishi Estate Co. Ltd.	3,808,700	80,713,540
Mitsui Fudosan Co. Ltd.	8,474,500	88,239,910
Sumitomo Realty & Development Co. Ltd.	1,448,900	61,863,695
		330,797,898
Semiconductors & Semiconductor Equipment — 5.9%
Advantest Corp.	2,255,500	337,751,708
Disco Corp.	278,400	92,451,955
Lasertec Corp.	250,100	50,778,402
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	45

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Renesas Electronics Corp.	4,839,000	59,759,587
SCREEN Holdings Co. Ltd.	291,900	27,671,452
Tokyo Electron Ltd.	1,350,800	297,811,332
		866,224,436
Software — 0.2%
Oracle Corp.	101,800	9,384,926
Trend Micro, Inc.	385,100	19,652,598
		29,037,524
Specialty Retail — 1.6%
Fast Retailing Co. Ltd.	561,900	206,284,726
Nitori Holdings Co. Ltd.	1,240,400	20,097,201
ZOZO, Inc.	1,250,000	10,805,640
		237,187,567
Technology Hardware, Storage & Peripherals — 1.2%
Canon, Inc.	2,755,800	79,140,625
FUJIFILM Holdings Corp.	3,677,800	85,239,236
Ricoh Co. Ltd.	1,740,100	14,927,944
		179,307,805
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	2,179,500	55,499,177
Tobacco — 0.8%
Japan Tobacco, Inc.	3,385,400	117,923,313
Trading Companies & Distributors — 7.0%
ITOCHU Corp.	4,329,000	250,749,984
Marubeni Corp.	5,070,500	124,612,727
Mitsubishi Corp.	11,733,600	281,754,901
Mitsui & Co. Ltd.	7,914,100	194,620,620
MonotaRO Co. Ltd.	761,500	10,624,528
Sumitomo Corp.	3,734,100	108,628,501
Toyota Tsusho Corp.	2,164,900	66,172,865
		1,037,164,126
Wireless Telecommunication Services — 5.2%
KDDI Corp.	8,853,500	141,128,005
SoftBank Corp.	86,283,800	122,609,190
SoftBank Group Corp.	2,864,500	502,630,025
		766,367,220
Total Common Stocks (Cost $11,535,017,366)		14,558,794,461
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.0% ^
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c)(Cost $4,295,527)	4,295,527	4,295,527
Total Investments — 98.8% (Cost $11,539,312,893)		14,563,089,988
Other Assets in Excess of Liabilities — 1.2%		171,477,622
NET ASSETS — 100.0%		14,734,567,610

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $4,085,585.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	798	12/11/2025	JPY	171,939,459	10,332,715

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	47

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. *	7,746	5,671,854
Boeing Co. (The) *	78,666	15,813,439
GE Aerospace	110,270	34,067,916
General Dynamics Corp.	25,277	8,718,037
HEICO Corp.	4,379	1,391,515
HEICO Corp., Class A	8,019	1,986,547
Howmet Aerospace, Inc.	40,401	8,320,586
L3Harris Technologies, Inc.	19,390	5,605,649
Lockheed Martin Corp.	20,730	10,196,672
Northrop Grumman Corp.	14,340	8,366,673
RTX Corp.	139,457	24,893,074
Textron, Inc.	18,813	1,520,279
TransDigm Group, Inc.	5,605	7,334,199
		133,886,440
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	13,905	1,695,020
FedEx Corp.	22,988	5,834,814
United Parcel Service, Inc., Class B	76,014	7,329,270
		14,859,104
Automobile Components — 0.0% ^
Aptiv plc *	21,718	1,761,330
Automobiles — 2.4%
Ford Motor Co.	409,264	5,373,636
General Motors Co.	99,113	6,847,717
Tesla, Inc. *	292,328	133,465,272
		145,686,625
Banks — 3.5%
Bank of America Corp.	708,972	37,894,553
Citigroup, Inc.	191,606	19,396,275
Citizens Financial Group, Inc.	45,793	2,329,490
East West Bancorp, Inc.	14,433	1,466,393
Fifth Third Bancorp	69,305	2,884,474
First Citizens BancShares, Inc., Class A	1,070	1,952,557
Huntington Bancshares, Inc.	159,811	2,467,482
JPMorgan Chase & Co. (a)	286,171	89,033,521
KeyCorp	98,106	1,725,685
M&T Bank Corp.	16,272	2,991,933
PNC Financial Services Group, Inc. (The)	40,980	7,480,899
Regions Financial Corp.	89,350	2,162,270
Truist Financial Corp.	134,226	5,990,506
INVESTMENTS	SHARES	VALUE($)

Banks — continued
US Bancorp	161,865	7,555,858
Wells Fargo & Co.	335,483	29,176,957
		214,508,853
Beverages — 1.0%
Brown-Forman Corp., Class A	4,620	125,294
Brown-Forman Corp., Class B	30,414	828,173
Coca-Cola Co. (The)	407,105	28,049,535
Constellation Brands, Inc., Class A	15,855	2,083,030
Keurig Dr Pepper, Inc.	126,547	3,437,017
Molson Coors Beverage Co., Class B	17,524	766,149
Monster Beverage Corp. *	71,323	4,766,516
PepsiCo, Inc.	142,625	20,836,086
		60,891,800
Biotechnology — 1.7%
AbbVie, Inc.	183,916	40,101,045
Alnylam Pharmaceuticals, Inc. *	13,066	5,958,619
Amgen, Inc.	56,018	16,717,452
Biogen, Inc. *	14,758	2,276,717
BioMarin Pharmaceutical, Inc. *	19,858	1,063,793
Gilead Sciences, Inc.	129,788	15,547,304
Incyte Corp. *	16,854	1,575,512
Moderna, Inc. * (b)	35,946	976,293
Regeneron Pharmaceuticals, Inc.	10,803	7,041,395
Vertex Pharmaceuticals, Inc. *	26,842	11,423,150
		102,681,280
Broadline Retail — 4.3%
Amazon.com, Inc. *	1,015,128	247,914,560
Coupang, Inc. (South Korea) *	127,653	4,081,067
eBay, Inc.	48,519	3,945,080
MercadoLibre, Inc. (Brazil) *	4,909	11,424,519
		267,365,226
Building Products — 0.5%
Allegion plc	8,962	1,485,631
Builders FirstSource, Inc. *	11,822	1,373,362
Carrier Global Corp.	82,848	4,928,628
Johnson Controls International plc	68,811	7,871,290
Lennox International, Inc.	3,371	1,702,355
Masco Corp.	21,965	1,422,453
Owens Corning	8,905	1,133,696
Trane Technologies plc	23,216	10,415,858
		30,333,273
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — 3.2%
Ameriprise Financial, Inc.	9,842	4,456,162
Ares Management Corp.	21,138	3,143,432
Bank of New York Mellon Corp. (The)	70,647	7,624,931
Blackrock, Inc.	14,442	15,637,942
Blackstone, Inc.	76,949	11,283,801
Carlyle Group, Inc. (The)	22,411	1,194,954
Charles Schwab Corp. (The)	177,371	16,765,107
CME Group, Inc.	37,440	9,939,946
Coinbase Global, Inc., Class A *	21,807	7,496,810
FactSet Research Systems, Inc.	3,962	1,057,062
Goldman Sachs Group, Inc. (The)	31,980	25,244,053
Intercontinental Exchange, Inc.	59,542	8,710,399
KKR & Co., Inc.	69,306	8,200,979
LPL Financial Holdings, Inc.	8,305	3,133,560
Moody's Corp.	16,155	7,759,246
Morgan Stanley	128,543	21,081,052
MSCI, Inc.	7,814	4,598,930
Nasdaq, Inc.	40,318	3,446,786
Northern Trust Corp.	19,826	2,551,011
Raymond James Financial, Inc.	17,834	2,829,721
Robinhood Markets, Inc., Class A *	75,943	11,146,914
S&P Global, Inc.	31,965	15,573,668
State Street Corp.	30,023	3,472,460
T. Rowe Price Group, Inc.	23,116	2,370,083
		198,719,009
Chemicals — 0.9%
Air Products and Chemicals, Inc.	23,145	5,614,745
CF Industries Holdings, Inc.	17,209	1,433,338
Corteva, Inc.	71,348	4,383,621
Dow, Inc.	73,022	1,741,575
DuPont de Nemours, Inc.	43,486	3,550,632
Ecolab, Inc.	26,438	6,778,703
International Flavors & Fragrances, Inc.	26,555	1,672,168
Linde plc	49,017	20,503,811
LyondellBasell Industries NV, Class A	26,947	1,250,880
PPG Industries, Inc.	23,683	2,315,013
Sherwin-Williams Co. (The)	23,985	8,273,386
Solstice Advanced Materials, Inc. *	—	34
Westlake Corp.	3,495	240,491
		57,758,397
Commercial Services & Supplies — 0.4%
Cintas Corp.	36,077	6,611,832
Copart, Inc. *	87,517	3,764,106
INVESTMENTS	SHARES	VALUE($)

Commercial Services & Supplies — continued
Republic Services, Inc., Class A	21,167	4,407,816
Rollins, Inc.	30,694	1,768,281
Veralto Corp.	24,667	2,434,140
Waste Management, Inc.	38,259	7,643,000
		26,629,175
Communications Equipment — 0.9%
Arista Networks, Inc. *	107,058	16,881,976
Cisco Systems, Inc.	412,556	30,161,969
F5, Inc. *	6,017	1,522,602
Motorola Solutions, Inc.	17,381	7,069,027
		55,635,574
Construction & Engineering — 0.1%
Quanta Services, Inc.	15,150	6,804,320
Construction Materials — 0.3%
Amrize Ltd. *	51,381	2,663,591
CRH plc	70,075	8,345,932
Martin Marietta Materials, Inc.	6,284	3,852,720
Vulcan Materials Co.	13,847	4,008,707
		18,870,950
Consumer Finance — 0.6%
American Express Co.	56,869	20,514,354
Capital One Financial Corp.	66,497	14,628,675
Synchrony Financial	38,758	2,882,820
		38,025,849
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	46,240	42,145,448
Dollar General Corp.	22,862	2,255,565
Dollar Tree, Inc. *	20,528	2,034,735
Kroger Co. (The)	63,987	4,071,493
Sysco Corp.	49,779	3,697,584
Target Corp.	47,280	4,383,802
Walmart, Inc.	448,174	45,346,245
		103,934,872
Containers & Packaging — 0.2%
Amcor plc	237,682	1,877,688
Avery Dennison Corp.	8,173	1,429,376
Ball Corp.	27,880	1,310,360
Crown Holdings, Inc.	12,152	1,180,931
International Paper Co.	54,223	2,095,177
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	49

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Containers & Packaging — continued
Packaging Corp. of America	9,261	1,812,933
Smurfit WestRock plc	53,823	1,987,145
		11,693,610
Distributors — 0.0% ^
Genuine Parts Co.	14,413	1,834,919
Pool Corp.	3,846	1,027,113
		2,862,032
Diversified REITs — 0.0% ^
WP Carey, Inc.	22,657	1,495,362
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	745,010	18,438,997
Verizon Communications, Inc.	439,293	17,457,504
		35,896,501
Electric Utilities — 1.5%
Alliant Energy Corp.	26,521	1,772,133
American Electric Power Co., Inc.	53,625	6,448,942
Constellation Energy Corp.	32,487	12,247,599
Duke Energy Corp.	81,003	10,068,673
Edison International	39,976	2,213,871
Entergy Corp.	46,350	4,453,771
Evergy, Inc.	23,924	1,837,602
Eversource Energy	36,534	2,696,575
Exelon Corp.	105,193	4,851,501
FirstEnergy Corp.	53,778	2,464,646
NextEra Energy, Inc.	214,362	17,449,067
NRG Energy, Inc.	20,083	3,451,464
PG&E Corp.	228,055	3,639,758
PPL Corp.	73,475	2,683,307
Southern Co. (The)	114,590	10,776,044
Xcel Energy, Inc.	59,858	4,858,674
		91,913,627
Electrical Equipment — 1.0%
AMETEK, Inc.	24,005	4,851,651
Eaton Corp. plc	40,798	15,566,885
Emerson Electric Co.	58,651	8,185,920
GE Vernova, Inc.	28,408	16,622,657
Hubbell, Inc.	5,607	2,635,290
Rockwell Automation, Inc.	11,802	4,347,385
Vertiv Holdings Co., Class A	39,039	7,529,061
		59,738,849
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	127,101	17,710,253
INVESTMENTS	SHARES	VALUE($)

Electronic Equipment, Instruments & Components — continued
CDW Corp.	13,742	2,190,063
Corning, Inc.	78,470	6,990,108
Flex Ltd. *	38,118	2,383,137
Keysight Technologies, Inc. *	17,943	3,282,851
TE Connectivity plc (Switzerland)	30,885	7,628,904
Teledyne Technologies, Inc. *	4,897	2,579,837
Trimble, Inc. *	24,853	1,982,027
Zebra Technologies Corp., Class A *	5,299	1,426,756
		46,173,936
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	103,115	4,991,797
Halliburton Co.	89,465	2,401,241
SLB Ltd.	154,534	5,572,496
		12,965,534
Entertainment — 1.6%
Electronic Arts, Inc.	23,772	4,755,826
Liberty Media Corp-Liberty Formula One, Class A *	2,399	218,261
Liberty Media Corp-Liberty Formula One, Class C *	22,100	2,206,685
Live Nation Entertainment, Inc. *	14,959	2,236,819
Netflix, Inc. *	44,261	49,521,863
ROBLOX Corp., Class A *	64,359	7,318,906
Take-Two Interactive Software, Inc. *	17,730	4,545,440
Walt Disney Co. (The)	187,344	21,098,681
Warner Bros Discovery, Inc. *	236,063	5,299,614
		97,202,095
Financial Services — 3.7%
Apollo Global Management, Inc.	46,557	5,787,501
Berkshire Hathaway, Inc., Class B *	191,649	91,520,063
Block, Inc. *	58,240	4,422,746
Corebridge Financial, Inc.	25,062	816,019
Corpay, Inc. *	7,027	1,829,479
Equitable Holdings, Inc.	32,154	1,588,408
Fidelity National Information Services, Inc.	54,762	3,423,720
Fiserv, Inc. *	56,234	3,750,245
Global Payments, Inc.	25,385	1,973,938
Jack Henry & Associates, Inc.	7,624	1,135,519
Mastercard, Inc., Class A	85,753	47,334,798
PayPal Holdings, Inc. *	99,428	6,887,377
Visa, Inc., Class A	176,947	60,292,921
		230,762,734
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — 0.4%
Archer-Daniels-Midland Co.	47,220	2,858,227
Campbell's Co. (The)	20,742	624,956
Conagra Brands, Inc.	49,733	854,910
General Mills, Inc.	57,011	2,657,283
Hershey Co. (The)	15,338	2,601,785
Hormel Foods Corp.	30,170	651,370
J M Smucker Co. (The)	10,933	1,132,112
Kellanova	28,380	2,357,243
Kraft Heinz Co. (The)	90,612	2,240,835
McCormick & Co., Inc. (Non-Voting)	26,173	1,679,260
Mondelez International, Inc., Class A	135,012	7,757,789
Tyson Foods, Inc., Class A	28,302	1,455,006
		26,870,776
Gas Utilities — 0.0% ^
Atmos Energy Corp.	16,467	2,827,713
Ground Transportation — 0.8%
CSX Corp.	194,262	6,997,317
JB Hunt Transport Services, Inc.	8,305	1,402,382
Norfolk Southern Corp.	23,521	6,665,381
Old Dominion Freight Line, Inc.	18,514	2,599,736
Uber Technologies, Inc. *	209,800	20,245,700
Union Pacific Corp.	61,682	13,592,863
		51,503,379
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	181,184	22,397,966
Align Technology, Inc. *	7,361	1,014,935
Baxter International, Inc.	53,369	985,725
Becton Dickinson & Co.	29,930	5,348,790
Boston Scientific Corp. *	153,944	15,505,240
Cooper Cos., Inc. (The) *	20,652	1,443,781
Dexcom, Inc. *	40,584	2,362,801
Edwards Lifesciences Corp. *	60,977	5,027,554
GE HealthCare Technologies, Inc.	47,320	3,546,634
Hologic, Inc. *	23,311	1,722,916
IDEXX Laboratories, Inc. *	8,349	5,255,779
Insulet Corp. *	7,248	2,268,697
Intuitive Surgical, Inc. *	37,158	19,852,776
Medtronic plc	133,603	12,117,792
ResMed, Inc.	15,288	3,774,301
STERIS plc	9,923	2,338,851
Stryker Corp.	37,605	13,396,405
Zimmer Biomet Holdings, Inc.	20,768	2,088,430
		120,449,373
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	24,862	4,742,924
Cencora, Inc.	19,071	6,442,374
Centene Corp. *	48,863	1,728,284
Cigna Group (The)	26,880	6,569,741
CVS Health Corp.	131,646	10,288,135
Elevance Health, Inc.	23,458	7,440,878
HCA Healthcare, Inc.	17,817	8,190,119
Humana, Inc.	12,489	3,474,315
Labcorp Holdings, Inc.	8,747	2,221,388
McKesson Corp.	13,056	10,592,855
Molina Healthcare, Inc. *	5,620	860,197
Quest Diagnostics, Inc.	11,509	2,025,009
UnitedHealth Group, Inc.	94,408	32,245,996
		96,822,215
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	15,445	899,208
Healthpeak Properties, Inc.	72,613	1,303,403
Ventas, Inc.	45,037	3,323,280
Welltower, Inc.	69,645	12,608,531
		18,134,422
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	15,550	4,528,160
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A *	43,449	5,498,036
Booking Holdings, Inc.	3,340	16,959,652
Carnival Corp. *	112,535	3,244,384
Chipotle Mexican Grill, Inc., Class A *	139,399	4,417,554
Darden Restaurants, Inc.	12,192	2,196,389
Domino's Pizza, Inc.	3,279	1,306,550
DoorDash, Inc., Class A *	38,054	9,679,796
Expedia Group, Inc.	12,707	2,795,540
Flutter Entertainment plc (United Kingdom) *	17,258	4,014,038
Hilton Worldwide Holdings, Inc.	22,992	5,908,024
Las Vegas Sands Corp.	32,850	1,949,648
Marriott International, Inc., Class A	23,675	6,169,232
McDonald's Corp.	74,628	22,271,234
Royal Caribbean Cruises Ltd.	26,300	7,543,629
Starbucks Corp.	118,316	9,568,215
Yum! Brands, Inc.	29,195	4,035,041
		107,556,962
Household Durables — 0.2%
DR Horton, Inc.	27,880	4,156,350
Garmin Ltd.	16,862	3,607,456
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	51

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — continued
Lennar Corp., Class A	22,207	2,748,560
Lennar Corp., Class B	989	116,752
NVR, Inc. *	253	1,824,338
PulteGroup, Inc.	20,859	2,500,368
		14,953,824
Household Products — 0.8%
Church & Dwight Co., Inc.	25,704	2,253,984
Clorox Co. (The)	12,923	1,453,321
Colgate-Palmolive Co.	84,422	6,504,715
Kimberly-Clark Corp.	34,708	4,154,895
Procter & Gamble Co. (The)	244,339	36,741,255
		51,108,170
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	35,173	6,623,076
Industrial Conglomerates — 0.4%
3M Co.	55,467	9,235,256
Honeywell International, Inc.	66,153	13,318,583
		22,553,839
Industrial REITs — 0.2%
Lineage, Inc.	6,174	243,256
Prologis, Inc.	96,269	11,946,020
		12,189,276
Insurance — 1.7%
Aflac, Inc.	50,600	5,423,814
Allstate Corp. (The)	27,523	5,271,205
American International Group, Inc.	55,899	4,413,785
Aon plc, Class A	22,371	7,621,352
Arch Capital Group Ltd.	38,828	3,351,245
Arthur J Gallagher & Co.	26,470	6,604,000
Brown & Brown, Inc.	29,240	2,331,598
Chubb Ltd.	38,589	10,686,838
Cincinnati Financial Corp.	16,128	2,493,227
Everest Group Ltd.	4,401	1,384,203
Fidelity National Financial, Inc.	26,847	1,483,028
Hartford Insurance Group, Inc. (The)	29,422	3,653,624
Loews Corp.	18,199	1,811,892
Markel Group, Inc. *	1,220	2,408,927
Marsh & McLennan Cos., Inc.	51,355	9,148,893
MetLife, Inc.	58,640	4,680,645
Principal Financial Group, Inc.	23,302	1,958,300
Progressive Corp. (The)	60,913	12,548,078
Prudential Financial, Inc.	37,052	3,853,408
INVESTMENTS	SHARES	VALUE($)

Insurance — continued
Reinsurance Group of America, Inc.	6,867	1,252,953
Travelers Cos., Inc. (The)	23,382	6,280,873
Willis Towers Watson plc	9,917	3,105,013
WR Berkley Corp.	29,925	2,134,849
		103,901,750
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	606,046	170,414,075
Alphabet, Inc., Class C	527,296	148,602,559
Meta Platforms, Inc., Class A	226,166	146,634,726
Pinterest, Inc., Class A *	62,023	2,052,961
Snap, Inc., Class A *	110,158	859,232
		468,563,553
IT Services — 1.3%
Accenture plc, Class A	64,856	16,220,486
Akamai Technologies, Inc. *	14,493	1,088,424
Cloudflare, Inc., Class A *	31,800	8,054,940
Cognizant Technology Solutions Corp., Class A	51,342	3,741,805
Gartner, Inc. *	7,903	1,962,631
GoDaddy, Inc., Class A *	14,816	1,972,454
International Business Machines Corp.	97,073	29,841,211
MongoDB, Inc., Class A *	8,167	2,938,650
Okta, Inc. *	17,242	1,578,160
Snowflake, Inc., Class A *	33,953	9,333,001
Twilio, Inc., Class A *	15,185	2,048,153
VeriSign, Inc.	8,283	1,986,263
		80,766,178
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	29,717	4,349,380
Danaher Corp.	68,053	14,657,255
Illumina, Inc. *	16,110	1,990,229
IQVIA Holdings, Inc. *	17,512	3,790,648
Mettler-Toledo International, Inc. *	2,158	3,056,354
Revvity, Inc. (b)	12,479	1,167,910
Thermo Fisher Scientific, Inc.	39,313	22,305,803
Waters Corp. *	6,149	2,149,690
West Pharmaceutical Services, Inc.	7,447	2,100,575
		55,567,844
Machinery — 1.5%
Caterpillar, Inc.	49,013	28,293,244
CNH Industrial NV	91,675	961,671
Cummins, Inc.	14,300	6,258,824
Deere & Co.	25,995	12,000,072
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Dover Corp.	14,283	2,591,793
Fortive Corp.	35,354	1,779,720
IDEX Corp.	7,440	1,275,663
Illinois Tool Works, Inc.	30,709	7,490,539
Ingersoll Rand, Inc.	42,094	3,213,035
Otis Worldwide Corp.	41,121	3,814,384
PACCAR, Inc.	53,538	5,268,139
Parker-Hannifin Corp.	12,802	9,893,770
Pentair plc	17,192	1,828,369
Snap-on, Inc.	5,278	1,771,033
Westinghouse Air Brake Technologies Corp.	17,822	3,643,530
Xylem, Inc.	25,091	3,784,977
		93,868,763
Media — 0.3%
Charter Communications, Inc., Class A *	9,758	2,281,811
Comcast Corp., Class A	388,034	10,800,926
Fox Corp., Class A	21,895	1,415,512
Fox Corp., Class B	13,905	812,191
News Corp., Class A	39,403	1,044,180
News Corp., Class B (b)	10,771	328,192
Omnicom Group, Inc.	20,338	1,525,757
Trade Desk, Inc. (The), Class A *	46,415	2,333,746
		20,542,315
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	145,829	6,081,069
Newmont Corp.	114,333	9,257,543
Nucor Corp.	24,173	3,627,159
Southern Copper Corp. (Mexico)	9,363	1,299,584
Steel Dynamics, Inc.	14,542	2,280,186
		22,545,541
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	66,796	1,414,071
Multi-Utilities — 0.6%
Ameren Corp.	28,091	2,865,844
CenterPoint Energy, Inc.	67,961	2,598,829
CMS Energy Corp.	31,056	2,284,169
Consolidated Edison, Inc.	37,504	3,653,265
Dominion Energy, Inc.	88,748	5,208,620
DTE Energy Co.	21,435	2,905,300
NiSource, Inc.	48,549	2,044,398
Public Service Enterprise Group, Inc.	51,890	4,180,258
INVESTMENTS	SHARES	VALUE($)

Multi-Utilities — continued
Sempra	67,945	6,246,863
WEC Energy Group, Inc.	32,083	3,584,634
		35,572,180
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc.	23,062	4,889,144
Chevron Corp.	197,582	31,162,633
ConocoPhillips	130,025	11,554,021
Coterra Energy, Inc.	78,919	1,867,224
Devon Energy Corp.	63,777	2,072,115
Diamondback Energy, Inc.	19,789	2,833,587
EOG Resources, Inc.	56,782	6,009,807
EQT Corp.	64,474	3,454,517
Expand Energy Corp.	23,734	2,451,959
Exxon Mobil Corp.	443,702	50,741,761
Kinder Morgan, Inc.	204,715	5,361,486
Marathon Petroleum Corp.	30,787	6,000,694
Occidental Petroleum Corp.	68,221	2,810,705
ONEOK, Inc.	64,637	4,330,679
Phillips 66	42,346	5,764,984
Targa Resources Corp.	22,499	3,465,746
Texas Pacific Land Corp.	1,981	1,868,836
Valero Energy Corp.	32,255	5,469,158
Williams Cos., Inc. (The)	126,531	7,322,349
		159,431,405
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	67,854	3,893,462
Southwest Airlines Co.	47,800	1,448,340
United Airlines Holdings, Inc. *	34,044	3,201,498
		8,543,300
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	24,148	2,334,870
Kenvue, Inc.	180,556	2,594,590
		4,929,460
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	211,969	9,765,412
Eli Lilly & Co.	83,246	71,829,644
Johnson & Johnson	250,807	47,369,918
Merck & Co., Inc.	253,528	21,798,338
Pfizer, Inc.	590,465	14,554,962
Royalty Pharma plc, Class A	36,541	1,371,749
Zoetis, Inc.	46,458	6,694,133
		173,384,156
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	53

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — 0.5%
Automatic Data Processing, Inc.	42,181	10,979,714
Booz Allen Hamilton Holding Corp.	12,732	1,109,721
Broadridge Financial Solutions, Inc.	12,194	2,687,558
Equifax, Inc.	12,842	2,710,946
Jacobs Solutions, Inc.	12,778	1,990,940
Leidos Holdings, Inc.	12,633	2,406,207
Paychex, Inc.	33,753	3,950,114
Paycom Software, Inc.	5,227	977,919
SS&C Technologies Holdings, Inc.	22,406	1,902,718
TransUnion	20,153	1,636,021
Verisk Analytics, Inc., Class A	14,650	3,204,834
		33,556,692
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	30,976	4,721,672
CoStar Group, Inc. *	41,452	2,852,312
Zillow Group, Inc., Class A *	5,239	374,746
Zillow Group, Inc., Class C *	17,483	1,310,875
		9,259,605
Residential REITs — 0.2%
AvalonBay Communities, Inc.	14,232	2,475,229
Camden Property Trust	11,280	1,122,134
Equity LifeStyle Properties, Inc.	19,927	1,216,543
Equity Residential	35,793	2,127,536
Essex Property Trust, Inc.	6,356	1,600,250
Invitation Homes, Inc.	58,092	1,635,290
Mid-America Apartment Communities, Inc.	12,125	1,554,789
Sun Communities, Inc.	12,348	1,563,257
UDR, Inc.	31,179	1,050,421
		14,345,449
Retail REITs — 0.2%
Kimco Realty Corp.	70,807	1,462,873
Realty Income Corp.	91,096	5,281,746
Regency Centers Corp.	17,094	1,178,631
Simon Property Group, Inc.	33,844	5,948,421
		13,871,671
Semiconductors & Semiconductor Equipment — 14.5%
Advanced Micro Devices, Inc. *	168,721	43,212,823
Analog Devices, Inc.	51,739	12,113,652
Applied Materials, Inc.	83,505	19,465,015
Broadcom, Inc.	480,711	177,685,207
Entegris, Inc.	15,649	1,432,979
First Solar, Inc. *	10,633	2,838,373
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Intel Corp. *	454,459	18,173,815
KLA Corp.	13,800	16,680,612
Lam Research Corp.	132,081	20,797,474
Marvell Technology, Inc.	89,595	8,398,635
Microchip Technology, Inc.	56,354	3,517,617
Micron Technology, Inc.	116,473	26,063,163
Monolithic Power Systems, Inc.	4,783	4,806,915
NVIDIA Corp.	2,449,429	495,984,878
NXP Semiconductors NV (Netherlands)	25,205	5,270,870
ON Semiconductor Corp. *	43,945	2,200,766
QUALCOMM, Inc.	112,413	20,335,512
Teradyne, Inc.	16,766	3,047,388
Texas Instruments, Inc.	94,599	15,273,955
		897,299,649
Software — 11.2%
Adobe, Inc. *	44,192	15,038,979
AppLovin Corp., Class A *	22,175	14,132,793
Atlassian Corp., Class A *	16,942	2,870,314
Autodesk, Inc. *	22,162	6,678,297
Bentley Systems, Inc., Class B	13,953	709,231
Cadence Design Systems, Inc. *	28,313	9,589,330
Crowdstrike Holdings, Inc., Class A *	25,085	13,621,406
Datadog, Inc., Class A *	31,122	5,066,973
Docusign, Inc. *	21,143	1,546,399
Dynatrace, Inc. *	30,981	1,566,709
Fair Isaac Corp. *	2,396	3,976,234
Fortinet, Inc. *	67,799	5,859,867
Gen Digital, Inc.	59,142	1,558,983
HubSpot, Inc. *	5,174	2,545,194
Intuit, Inc.	28,369	18,937,726
Microsoft Corp.	774,606	401,098,733
Oracle Corp.	169,718	44,569,644
Palantir Technologies, Inc., Class A *	227,311	45,569,036
Palo Alto Networks, Inc. *	69,324	15,267,918
PTC, Inc. *	12,381	2,458,124
Roper Technologies, Inc.	11,081	4,943,788
Salesforce, Inc.	96,407	25,105,347
ServiceNow, Inc. *	21,658	19,909,766
Strategy, Inc., Class A *	27,463	7,401,553
Synopsys, Inc. *	19,218	8,721,513
Tyler Technologies, Inc. *	4,437	2,113,165
Workday, Inc., Class A *	22,467	5,390,283
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Zoom Communications, Inc., Class A *	24,977	2,178,744
Zscaler, Inc. *	10,115	3,349,481
		691,775,530
Specialized REITs — 0.7%
American Tower Corp.	48,534	8,686,615
Crown Castle, Inc.	43,026	3,881,806
Digital Realty Trust, Inc.	33,153	5,649,603
Equinix, Inc.	10,178	8,610,690
Extra Space Storage, Inc.	21,288	2,842,799
Iron Mountain, Inc.	30,762	3,166,948
Public Storage	16,452	4,582,869
SBA Communications Corp.	11,213	2,147,065
VICI Properties, Inc., Class A	109,792	3,292,662
Weyerhaeuser Co.	72,112	1,658,576
		44,519,633
Specialty Retail — 1.7%
AutoZone, Inc. *	1,763	6,478,020
Best Buy Co., Inc.	20,305	1,667,853
Burlington Stores, Inc. *	6,488	1,775,052
Carvana Co. *	14,306	4,385,361
Home Depot, Inc. (The)	103,536	39,301,230
Lowe's Cos., Inc.	58,332	13,890,599
O'Reilly Automotive, Inc. *	87,614	8,274,266
Ross Stores, Inc.	33,721	5,358,942
TJX Cos., Inc. (The)	116,137	16,275,439
Tractor Supply Co.	53,019	2,868,858
Ulta Beauty, Inc. *	4,721	2,454,354
		102,729,974
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	1,546,378	418,094,220
Dell Technologies, Inc., Class C	32,055	5,193,230
Hewlett Packard Enterprise Co.	136,823	3,341,217
HP, Inc.	98,072	2,713,652
NetApp, Inc.	20,056	2,362,196
Seagate Technology Holdings plc	21,227	5,431,565
Super Micro Computer, Inc. *	54,980	2,856,761
Western Digital Corp.	35,894	5,391,638
		445,384,479
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. *	15,789	1,286,803
INVESTMENTS	SHARES	VALUE($)

Textiles, Apparel & Luxury Goods — continued
Lululemon Athletica, Inc. *	10,981	1,872,700
NIKE, Inc., Class B	117,456	7,586,483
		10,745,986
Tobacco — 0.5%
Altria Group, Inc.	174,985	9,865,654
Philip Morris International, Inc.	161,973	23,377,563
		33,243,217
Trading Companies & Distributors — 0.4%
Fastenal Co.	119,017	4,897,550
Ferguson Enterprises, Inc.	20,903	5,194,395
United Rentals, Inc.	6,717	5,851,716
Watsco, Inc.	3,652	1,343,973
WW Grainger, Inc.	4,737	4,637,523
		21,925,157
Water Utilities — 0.0% ^
American Water Works Co., Inc.	20,268	2,603,019
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	43,769	9,193,679
Total Common Stocks (Cost $4,450,512,117)		6,164,661,798
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $1,764)	1,730	—
	SHARES
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (c) (d) (Cost $26,832,675)	26,832,675	26,832,675
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	55

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d) (Cost $2,278,524)	2,278,524	2,278,524
Total Short-Term Investments (Cost $29,111,199)		29,111,199
Total Investments — 99.9% (Cost $4,479,625,080)		6,193,772,997
Other Assets in Excess of Liabilities — 0.1%		3,155,190
NET ASSETS — 100.0%		6,196,928,187

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $2,225,887.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	90	12/19/2025	USD	30,918,375	830,947

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Aerospace & Defense — 3.6%
Archer Aviation, Inc., Class A *	235,579	2,643,196
ATI, Inc. *	65,546	6,487,088
BWX Technologies, Inc.	42,989	9,182,880
Carpenter Technology Corp.	22,326	7,052,783
Curtiss-Wright Corp.	17,693	10,540,251
Hexcel Corp.	37,787	2,697,992
Huntington Ingalls Industries, Inc.	18,413	5,929,354
Karman Holdings, Inc. *	16,662	1,403,607
Leonardo DRS, Inc.	34,674	1,267,681
Loar Holdings, Inc. *	10,821	856,266
Rocket Lab Corp. * (a)	196,820	12,395,724
Spirit AeroSystems Holdings, Inc., Class A *	52,691	1,933,233
StandardAero, Inc. *	52,386	1,513,431
Woodward, Inc.	27,716	7,264,641
		71,168,127
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	55,387	8,529,044
GXO Logistics, Inc. *	54,890	3,085,367
		11,614,411
Automobile Components — 0.6%
Autoliv, Inc. (Sweden)	31,888	3,724,518
BorgWarner, Inc.	97,956	4,208,190
Gentex Corp.	99,071	2,323,215
Lear Corp.	25,156	2,632,575
		12,888,498
Automobiles — 0.4%
Lucid Group, Inc. * (a)	57,929	1,028,240
Rivian Automotive, Inc., Class A * (a)	354,319	4,808,109
Thor Industries, Inc.	24,062	2,510,869
		8,347,218
Banks — 4.1%
Bank OZK	47,562	2,139,814
BOK Financial Corp.	9,566	1,000,412
Cadence Bank	84,704	3,196,729
Columbia Banking System, Inc.	133,377	3,574,504
Comerica, Inc.	59,538	4,554,657
Commerce Bancshares, Inc.	61,362	3,229,482
Cullen/Frost Bankers, Inc.	28,283	3,482,769
First Financial Bankshares, Inc.	56,576	1,747,633
First Horizon Corp.	230,931	4,932,686
FNB Corp.	151,897	2,387,821
Glacier Bancorp, Inc.	57,460	2,347,241
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Hancock Whitney Corp.	38,166	2,179,660
Home BancShares, Inc.	86,606	2,313,246
Old National Bancorp	162,559	3,321,080
Pinnacle Financial Partners, Inc.	35,052	2,986,781
Popular, Inc. (Puerto Rico)	30,243	3,371,187
Prosperity Bancshares, Inc.	42,491	2,796,758
SouthState Bank Corp.	45,720	4,053,078
Synovus Financial Corp.	65,347	2,917,090
TFS Financial Corp.	24,794	329,760
UMB Financial Corp.	33,701	3,601,963
United Bankshares, Inc.	65,945	2,360,172
Valley National Bancorp	210,585	2,289,059
Webster Financial Corp.	76,147	4,343,425
Western Alliance Bancorp	51,867	4,011,913
Wintrust Financial Corp.	29,649	3,854,963
Zions Bancorp NA	66,467	3,463,595
		80,787,478
Beverages — 0.5%
Celsius Holdings, Inc. *	76,853	4,628,856
Coca-Cola Consolidated, Inc.	24,554	3,201,351
National Beverage Corp. *	12,506	428,581
Primo Brands Corp.	96,587	2,122,016
		10,380,804
Biotechnology — 5.0%
Alkermes plc *	74,033	2,272,813
Bridgebio Pharma, Inc. *	65,827	4,123,403
CRISPR Therapeutics AG (Switzerland) * (a)	40,532	2,593,643
Cytokinetics, Inc. *	55,191	3,509,596
Exact Sciences Corp. *	86,423	5,590,704
Exelixis, Inc. *	118,482	4,581,699
Halozyme Therapeutics, Inc. *	58,038	3,783,497
Insmed, Inc. *	98,198	18,618,341
Ionis Pharmaceuticals, Inc. *	69,835	5,188,741
Madrigal Pharmaceuticals, Inc. *	8,604	3,604,216
Natera, Inc. *	61,769	12,287,708
Neurocrine Biosciences, Inc. *	46,394	6,644,085
Revolution Medicines, Inc. *	70,654	4,157,281
Roivant Sciences Ltd. *	181,567	3,629,524
Sarepta Therapeutics, Inc. *	44,540	1,069,405
Summit Therapeutics, Inc. * (a)	53,071	1,003,573
TG Therapeutics, Inc. *	67,959	2,363,614
Ultragenyx Pharmaceutical, Inc. *	41,734	1,443,996
United Therapeutics Corp. *	19,462	8,668,959
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Vaxcyte, Inc. *	53,915	2,441,271
Viking Therapeutics, Inc. * (a)	49,700	1,892,576
		99,468,645
Broadline Retail — 0.5%
Dillard's, Inc., Class A	1,854	1,112,548
Etsy, Inc. *	48,943	3,034,466
Macy's, Inc.	123,290	2,402,922
Ollie's Bargain Outlet Holdings, Inc. *	28,990	3,502,282
		10,052,218
Building Products — 1.8%
A O Smith Corp.	53,561	3,534,490
AAON, Inc.	31,712	3,120,144
Advanced Drainage Systems, Inc.	32,435	4,542,522
Armstrong World Industries, Inc.	20,387	3,882,296
Carlisle Cos., Inc.	20,348	6,614,117
Fortune Brands Innovations, Inc.	54,738	2,780,690
Simpson Manufacturing Co., Inc.	19,723	3,481,110
Trex Co., Inc. *	50,325	2,431,704
UFP Industries, Inc.	28,513	2,626,903
Zurn Elkay Water Solutions Corp.	71,132	3,351,029
		36,365,005
Capital Markets — 3.8%
Affiliated Managers Group, Inc.	13,462	3,203,418
Blue Owl Capital, Inc.	271,055	4,274,537
Cohen & Steers, Inc.	12,954	885,017
Evercore, Inc., Class A	17,553	5,170,412
Federated Hermes, Inc.	37,937	1,839,186
Franklin Resources, Inc.	134,481	3,040,615
Freedom Holding Corp. (Kazakhstan) * (a)	8,549	1,313,639
Hamilton Lane, Inc., Class A	17,944	2,044,898
Houlihan Lokey, Inc.	25,403	4,549,169
Interactive Brokers Group, Inc., Class A	203,801	14,339,438
Invesco Ltd.	160,498	3,803,803
Janus Henderson Group plc	55,867	2,433,567
Jefferies Financial Group, Inc.	74,978	3,961,088
Lazard, Inc.	41,359	2,018,319
MarketAxess Holdings, Inc.	17,445	2,792,247
Morningstar, Inc.	11,915	2,529,554
SEI Investments Co.	45,193	3,643,008
Stifel Financial Corp.	47,578	5,634,663
TPG, Inc.	56,714	3,121,539
Tradeweb Markets, Inc., Class A	54,532	5,747,127
		76,345,244
INVESTMENTS	SHARES	VALUE($)

Chemicals — 2.0%
Albemarle Corp.	55,077	5,410,214
Avient Corp.	40,991	1,314,581
Axalta Coating Systems Ltd. *	96,982	2,761,077
Balchem Corp.	15,308	2,348,094
Cabot Corp.	23,838	1,608,588
Celanese Corp.	48,413	1,860,996
Eastman Chemical Co.	54,191	3,225,448
Element Solutions, Inc.	102,798	2,746,762
FMC Corp.	53,927	818,073
HB Fuller Co.	24,465	1,403,557
Mosaic Co. (The)	144,122	3,956,149
NewMarket Corp.	3,383	2,597,806
RPM International, Inc.	60,521	6,613,735
Scotts Miracle-Gro Co. (The)	20,411	1,092,397
Sensient Technologies Corp.	19,830	1,869,771
		39,627,248
Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A *	29,287	2,593,950
Clean Harbors, Inc. *	23,954	5,042,556
MSA Safety, Inc.	17,455	2,740,959
Tetra Tech, Inc.	117,834	3,768,331
		14,145,796
Communications Equipment — 1.0%
Ciena Corp. *	66,448	12,619,804
Lumentum Holdings, Inc. *	32,423	6,535,180
		19,154,984
Construction & Engineering — 3.1%
AECOM	60,160	8,082,496
API Group Corp. *	145,513	5,357,789
Arcosa, Inc.	21,574	2,200,548
Comfort Systems USA, Inc.	16,562	15,991,936
EMCOR Group, Inc.	20,909	14,129,884
Fluor Corp. *	74,194	3,618,441
MasTec, Inc. *	28,772	5,874,092
Valmont Industries, Inc.	9,425	3,896,578
WillScot Holdings Corp.	86,118	1,873,066
		61,024,830
Construction Materials — 0.2%
Eagle Materials, Inc.	15,616	3,315,589
Consumer Finance — 1.6%
Ally Financial, Inc.	129,570	5,049,343
Credit Acceptance Corp. * (a)	2,498	1,117,456
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — continued
FirstCash Holdings, Inc.	18,764	2,974,094
OneMain Holdings, Inc.	56,227	3,328,076
SLM Corp.	92,780	2,491,143
SoFi Technologies, Inc. *	545,365	16,186,433
		31,146,545
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	177,409	3,138,365
BJ's Wholesale Club Holdings, Inc. *	54,566	4,815,995
Casey's General Stores, Inc.	17,096	8,773,496
Maplebear, Inc. *	86,466	3,187,137
Performance Food Group Co. *	72,966	7,058,731
Sprouts Farmers Market, Inc. *	46,091	3,639,345
US Foods Holding Corp. *	107,643	7,817,035
		38,430,104
Containers & Packaging — 0.6%
AptarGroup, Inc.	30,837	3,577,400
Graphic Packaging Holding Co.	129,154	2,065,172
Sealed Air Corp.	66,269	2,220,674
Silgan Holdings, Inc.	41,580	1,605,820
Sonoco Products Co.	45,882	1,861,433
		11,330,499
Distributors — 0.2%
LKQ Corp.	121,048	3,868,694
Diversified Consumer Services — 1.0%
ADT, Inc.	162,147	1,433,379
Bright Horizons Family Solutions, Inc. *	25,952	2,834,737
Duolingo, Inc. *	18,289	4,949,735
Grand Canyon Education, Inc. *	13,130	2,472,379
H&R Block, Inc.	62,834	3,125,363
Service Corp. International	66,760	5,575,128
		20,390,721
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	92,894	2,775,673
Diversified Telecommunication Services — 0.9%
AST SpaceMobile, Inc. * (a)	105,143	8,437,726
Frontier Communications Parent, Inc. *	102,755	3,880,029
Liberty Global Ltd., Class A (Belgium) *	77,889	856,779
Liberty Global Ltd., Class C (Belgium) *	66,558	742,121
Lumen Technologies, Inc. *	427,650	4,396,242
		18,312,897
INVESTMENTS	SHARES	VALUE($)

Electric Utilities — 1.0%
ALLETE, Inc.	27,024	1,819,526
IDACORP, Inc.	24,166	3,117,897
OGE Energy Corp.	94,204	4,158,165
Otter Tail Corp.	19,432	1,500,539
Pinnacle West Capital Corp.	56,075	4,963,759
Portland General Electric Co.	51,462	2,350,784
TXNM Energy, Inc.	44,499	2,527,543
		20,438,213
Electrical Equipment — 1.7%
Acuity, Inc.	14,081	5,140,269
EnerSys	17,814	2,247,414
Generac Holdings, Inc. *	28,013	4,706,744
NEXTracker, Inc., Class A *	67,461	6,828,403
nVent Electric plc	77,642	8,878,363
Regal Rexnord Corp.	31,144	4,387,878
Sensata Technologies Holding plc	67,375	2,144,546
		34,333,617
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.	17,736	3,595,619
Arrow Electronics, Inc. *	22,244	2,481,318
Avnet, Inc.	40,598	1,966,973
Badger Meter, Inc.	13,773	2,485,338
Belden, Inc.	18,049	2,199,271
Cognex Corp.	75,668	3,131,899
Coherent Corp. *	72,088	9,512,732
Fabrinet (Thailand) *	17,063	7,517,446
Insight Enterprises, Inc. *	13,069	1,306,900
Jabil, Inc.	46,859	10,350,685
Littelfuse, Inc.	11,694	2,845,267
Novanta, Inc. *	16,758	2,128,434
Sanmina Corp. *	23,316	3,195,458
TD SYNNEX Corp.	35,164	5,502,814
Vontier Corp.	69,611	2,680,023
		60,900,177
Energy Equipment & Services — 0.7%
NOV, Inc.	170,260	2,485,796
TechnipFMC plc (United Kingdom)	194,434	8,039,846
Weatherford International plc	34,369	2,532,651
		13,058,293
Entertainment — 0.8%
Madison Square Garden Sports Corp. *	7,923	1,698,612
Roku, Inc. *	60,126	6,381,172
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
TKO Group Holdings, Inc.	32,139	6,054,988
Warner Music Group Corp., Class A	64,777	2,070,273
		16,205,045
Financial Services — 2.1%
Affirm Holdings, Inc. *	125,049	8,988,522
Enact Holdings, Inc.	14,802	528,727
Essent Group Ltd.	46,232	2,800,272
Euronet Worldwide, Inc. *	18,913	1,434,740
Jackson Financial, Inc., Class A	33,467	3,373,808
MGIC Investment Corp.	106,538	2,921,272
PennyMac Financial Services, Inc.	13,306	1,674,028
Radian Group, Inc.	66,220	2,247,507
Remitly Global, Inc. *	73,055	1,171,802
Shift4 Payments, Inc., Class A * (a)	31,008	2,142,653
Toast, Inc., Class A *	232,926	8,417,946
Voya Financial, Inc.	45,110	3,358,891
Western Union Co. (The)	155,146	1,447,512
WEX, Inc. *	14,762	2,153,481
		42,661,161
Food Products — 1.2%
Bunge Global SA	65,579	6,203,774
Darling Ingredients, Inc. *	68,961	2,210,200
Flowers Foods, Inc.	94,040	1,121,897
Freshpet, Inc. *	21,467	1,056,391
Ingredion, Inc.	29,000	3,346,890
Lamb Weston Holdings, Inc.	61,122	3,773,061
Marzetti Co. (The)	9,571	1,500,637
Pilgrim's Pride Corp.	19,496	742,798
Post Holdings, Inc. *	23,486	2,440,900
Simply Good Foods Co. (The) *	40,662	795,755
		23,192,303
Gas Utilities — 0.9%
MDU Resources Group, Inc.	91,948	1,763,563
National Fuel Gas Co.	42,534	3,356,358
New Jersey Resources Corp.	45,659	2,022,694
ONE Gas, Inc.	26,861	2,153,984
Southwest Gas Holdings, Inc.	27,678	2,200,401
Spire, Inc.	27,226	2,352,326
UGI Corp.	101,036	3,377,633
		17,226,959
Ground Transportation — 1.4%
Avis Budget Group, Inc. * (a)	8,195	1,115,094
INVESTMENTS	SHARES	VALUE($)

Ground Transportation — continued
Knight-Swift Transportation Holdings, Inc.	73,772	3,328,593
Landstar System, Inc.	16,411	2,107,665
Lyft, Inc., Class A *	184,007	3,764,783
Ryder System, Inc.	19,092	3,230,939
Saia, Inc. *	12,455	3,643,087
U-Haul Holding Co. *	3,583	190,472
U-Haul Holding Co.	45,544	2,208,429
XPO, Inc. *	55,347	7,962,773
		27,551,835
Health Care Equipment & Supplies — 1.3%
Glaukos Corp. *	24,920	2,194,704
Globus Medical, Inc., Class A *	54,085	3,266,193
Haemonetics Corp. *	21,152	1,057,812
Inspire Medical Systems, Inc. *	13,855	998,668
Lantheus Holdings, Inc. *	31,789	1,833,908
Masimo Corp. *	22,134	3,113,147
Merit Medical Systems, Inc. *	27,760	2,430,111
Penumbra, Inc. *	17,482	3,974,882
Solventum Corp. *	65,056	4,491,466
Teleflex, Inc.	21,792	2,712,450
		26,073,341
Health Care Providers & Services — 2.2%
Chemed Corp.	6,853	2,955,699
CorVel Corp. *	13,851	1,024,282
DaVita, Inc. *	18,945	2,254,834
Encompass Health Corp.	45,252	5,151,940
Ensign Group, Inc. (The)	27,083	4,877,648
HealthEquity, Inc. *	40,037	3,786,700
Henry Schein, Inc. *	49,495	3,128,084
Hims & Hers Health, Inc. * (a)	95,476	4,340,339
Option Care Health, Inc. *	76,936	2,002,644
Tenet Healthcare Corp. *	41,137	8,494,379
Universal Health Services, Inc., Class B	26,239	5,694,125
		43,710,674
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.	160,512	2,844,273
Omega Healthcare Investors, Inc.	134,781	5,664,845
		8,509,118
Health Care Technology — 0.3%
Doximity, Inc., Class A *	61,089	4,031,874
Waystar Holding Corp. *	37,390	1,340,431
		5,372,305
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	328,798	5,267,344
Ryman Hospitality Properties, Inc.	28,915	2,513,003
		7,780,347
Hotels, Restaurants & Leisure — 3.2%
Aramark	123,069	4,661,854
Boyd Gaming Corp.	27,398	2,133,482
Caesars Entertainment, Inc. *	95,789	1,925,359
Cava Group, Inc. *	46,011	2,472,171
Choice Hotels International, Inc. (a)	12,734	1,183,753
Churchill Downs, Inc.	32,516	3,225,587
DraftKings, Inc., Class A *	229,029	7,005,997
Dutch Bros, Inc., Class A *	53,755	2,985,553
Hilton Grand Vacations, Inc. *	27,875	1,155,419
Hyatt Hotels Corp., Class A (a)	18,957	2,604,881
Life Time Group Holdings, Inc. *	56,835	1,405,529
Light & Wonder, Inc. * (a)	39,854	2,897,386
MGM Resorts International *	93,443	2,992,979
Norwegian Cruise Line Holdings Ltd. *	208,072	4,664,974
Planet Fitness, Inc., Class A *	38,140	3,458,917
Texas Roadhouse, Inc.	31,374	5,132,159
Travel + Leisure Co.	30,042	1,886,037
Vail Resorts, Inc.	16,598	2,461,981
Wingstop, Inc.	13,119	2,841,969
Wyndham Hotels & Resorts, Inc.	34,337	2,521,366
Wynn Resorts Ltd.	39,255	4,670,952
		64,288,305
Household Durables — 1.7%
Champion Homes, Inc. *	25,068	1,710,390
Installed Building Products, Inc.	10,890	2,703,225
KB Home	30,585	1,909,116
Meritage Homes Corp.	33,645	2,273,056
Mohawk Industries, Inc. *	23,191	2,635,425
Somnigroup International, Inc.	87,698	6,957,959
Taylor Morrison Home Corp. *	47,159	2,795,114
Toll Brothers, Inc.	46,760	6,310,262
TopBuild Corp. *	13,312	5,624,054
Whirlpool Corp. (a)	26,097	1,869,328
		34,787,929
Household Products — 0.0% ^
Reynolds Consumer Products, Inc.	25,589	625,395
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp. (The)	333,570	4,626,616
Clearway Energy, Inc.	15,732	471,803
INVESTMENTS	SHARES	VALUE($)

Independent Power and Renewable Electricity Producers — continued
Clearway Energy, Inc., Class C	38,714	1,236,138
Ormat Technologies, Inc.	26,932	2,864,757
Talen Energy Corp. *	19,652	7,856,476
		17,055,790
Industrial REITs — 1.0%
Americold Realty Trust, Inc.	117,342	1,512,538
EastGroup Properties, Inc.	24,619	4,296,754
First Industrial Realty Trust, Inc.	56,806	3,140,236
Rexford Industrial Realty, Inc.	111,096	4,590,487
STAG Industrial, Inc.	87,765	3,358,766
Terreno Realty Corp.	47,477	2,712,361
		19,611,142
Insurance — 3.4%
American Financial Group, Inc.	33,646	4,430,505
Assurant, Inc.	23,859	5,051,427
Assured Guaranty Ltd.	22,446	1,808,699
Axis Capital Holdings Ltd.	35,590	3,333,359
Brighthouse Financial, Inc. *	27,463	1,567,313
Erie Indemnity Co., Class A	11,847	3,466,906
First American Financial Corp.	46,441	2,903,027
Globe Life, Inc.	36,711	4,827,864
Hanover Insurance Group, Inc. (The)	16,193	2,767,060
Kemper Corp.	26,733	1,202,718
Kinsale Capital Group, Inc.	10,403	4,155,686
Lincoln National Corp.	79,236	3,327,912
Old Republic International Corp.	108,108	4,265,942
Primerica, Inc.	15,538	4,037,860
RenaissanceRe Holdings Ltd. (Bermuda)	21,571	5,480,975
RLI Corp.	39,361	2,320,725
Ryan Specialty Holdings, Inc.	49,337	2,703,668
Selective Insurance Group, Inc.	28,461	2,144,252
Unum Group	75,339	5,531,389
White Mountains Insurance Group Ltd.	1,116	2,125,489
		67,452,776
Interactive Media & Services — 0.9%
Match Group, Inc.	115,784	3,744,455
Reddit, Inc., Class A *	55,636	11,625,142
Trump Media & Technology Group Corp. * (a)	55,838	855,717
ZoomInfo Technologies, Inc. *	140,376	1,575,019
		17,800,333
IT Services — 0.5%
CoreWeave, Inc., Class A *	25,807	3,450,654
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
EPAM Systems, Inc. *	25,980	4,248,769
Kyndryl Holdings, Inc. *	108,679	3,142,997
		10,842,420
Leisure Products — 0.5%
Acushnet Holdings Corp.	13,148	1,016,735
Brunswick Corp.	29,423	1,945,154
Hasbro, Inc.	61,674	4,706,343
Mattel, Inc. *	151,565	2,785,765
		10,453,997
Life Sciences Tools & Services — 1.6%
Avantor, Inc. *	317,810	3,756,514
Bio-Rad Laboratories, Inc., Class A *	9,170	2,930,274
Bio-Techne Corp.	74,314	4,649,827
Bruker Corp.	48,604	1,892,640
Charles River Laboratories International, Inc. *	21,299	3,835,311
Medpace Holdings, Inc. *	10,745	6,284,858
Repligen Corp. *	24,899	3,711,445
Sotera Health Co. *	71,644	1,189,290
Tempus AI, Inc. * (a)	39,625	3,560,306
		31,810,465
Machinery — 5.0%
AGCO Corp.	28,002	2,888,686
Allison Transmission Holdings, Inc.	40,050	3,306,127
Chart Industries, Inc. *	21,118	4,215,575
Crane Co.	23,163	4,400,970
Donaldson Co., Inc.	56,651	4,772,847
Esab Corp.	26,618	3,109,515
Federal Signal Corp.	28,634	3,379,671
Flowserve Corp.	61,649	4,207,544
Franklin Electric Co., Inc.	18,628	1,765,376
Gates Industrial Corp. plc *	114,904	2,537,080
Graco, Inc.	79,225	6,478,228
ITT, Inc.	36,931	6,834,820
JBT Marel Corp.	24,247	3,057,547
Lincoln Electric Holdings, Inc.	26,333	6,173,772
Middleby Corp. (The) *	25,159	3,125,503
Mueller Industries, Inc.	51,984	5,503,546
Nordson Corp.	24,427	5,665,843
Oshkosh Corp.	28,206	3,477,518
RBC Bearings, Inc. *	14,536	6,229,112
SPX Technologies, Inc. *	23,157	5,184,621
Stanley Black & Decker, Inc.	71,882	4,867,849
INVESTMENTS	SHARES	VALUE($)

Machinery — continued
Timken Co. (The)	30,136	2,365,977
Toro Co. (The)	46,907	3,505,360
Watts Water Technologies, Inc., Class A	12,836	3,499,094
		100,552,181
Marine Transportation — 0.1%
Kirby Corp. *	25,641	2,653,331
Media — 0.8%
Interpublic Group of Cos., Inc. (The)	173,717	4,457,578
Liberty Broadband Corp., Class A *	7,976	426,636
Liberty Broadband Corp., Class C *	49,300	2,653,326
New York Times Co. (The), Class A	73,259	4,175,031
Nexstar Media Group, Inc.	12,877	2,520,415
Sirius XM Holdings, Inc. (a)	89,370	1,938,435
		16,171,421
Metals & Mining — 1.6%
Alcoa Corp.	122,641	4,511,962
Cleveland-Cliffs, Inc. *	222,333	2,763,599
Commercial Metals Co.	49,791	2,955,594
Hecla Mining Co.	267,386	3,441,258
MP Materials Corp. * (a)	58,741	3,705,970
Reliance, Inc.	24,701	6,976,303
Royal Gold, Inc.	37,866	6,618,598
		30,973,284
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. (a)	487,495	4,874,950
Blackstone Mortgage Trust, Inc., Class A (a)	77,219	1,427,007
Rithm Capital Corp.	249,425	2,736,192
Starwood Property Trust, Inc.	162,261	2,949,905
		11,988,054
Multi-Utilities — 0.3%
Avista Corp.	37,641	1,432,240
Black Hills Corp.	33,861	2,147,803
Northwestern Energy Group, Inc.	27,037	1,613,298
		5,193,341
Office REITs — 0.6%
BXP, Inc.	67,832	4,828,960
Cousins Properties, Inc.	73,626	1,909,122
Kilroy Realty Corp.	50,557	2,136,033
Vornado Realty Trust	76,437	2,900,020
		11,774,135
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	148,457	2,560,883
Antero Resources Corp. *	124,249	3,840,536
APA Corp.	169,076	3,829,571
California Resources Corp.	29,840	1,407,553
Chord Energy Corp.	28,168	2,555,401
Comstock Resources, Inc. *	32,977	618,319
DT Midstream, Inc.	46,052	5,042,233
HF Sinclair Corp.	71,771	3,703,384
Magnolia Oil & Gas Corp., Class A	82,732	1,858,161
Matador Resources Co.	52,353	2,065,849
Murphy Oil Corp.	62,489	1,768,439
Ovintiv, Inc.	121,823	4,569,581
Permian Resources Corp.	298,912	3,754,335
Range Resources Corp.	112,696	4,006,343
Viper Energy, Inc.	78,657	2,954,357
		44,534,945
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	29,932	2,607,377
Passenger Airlines — 0.3%
Alaska Air Group, Inc. *	51,565	2,151,808
American Airlines Group, Inc. *	303,988	3,991,362
		6,143,170
Personal Care Products — 0.3%
BellRing Brands, Inc. *	59,976	1,807,077
Coty, Inc., Class A *	161,627	641,659
elf Beauty, Inc. *	23,634	2,886,657
Interparfums, Inc.	8,496	757,418
		6,092,811
Pharmaceuticals — 1.2%
Axsome Therapeutics, Inc. *	18,436	2,488,676
Corcept Therapeutics, Inc. *	45,490	3,342,150
Elanco Animal Health, Inc. *	223,194	4,943,747
Jazz Pharmaceuticals plc *	27,977	3,850,754
Organon & Co.	116,137	783,925
Perrigo Co. plc	60,553	1,255,869
Prestige Consumer Healthcare, Inc. *	21,985	1,332,291
Viatris, Inc.	563,676	5,839,684
		23,837,096
Professional Services — 1.8%
Amentum Holdings, Inc. *	61,950	1,388,299
CACI International, Inc., Class A *	10,329	5,807,480
Clarivate plc *	158,385	538,509
INVESTMENTS	SHARES	VALUE($)

Professional Services — continued
Dayforce, Inc. *	73,221	5,033,211
ExlService Holdings, Inc. *	76,168	2,978,169
Exponent, Inc.	23,757	1,682,233
FTI Consulting, Inc. *	15,174	2,503,862
Genpact Ltd.	70,153	2,676,337
KBR, Inc.	62,033	2,657,494
Maximus, Inc.	26,328	2,188,383
Parsons Corp. *	25,134	2,089,641
Paylocity Holding Corp. *	20,814	2,940,394
Robert Half, Inc.	47,436	1,242,349
Science Applications International Corp.	22,073	2,068,461
TriNet Group, Inc.	12,267	736,020
		36,530,842
Real Estate Management & Development — 0.4%
Howard Hughes Holdings, Inc. *	14,646	1,161,135
Jones Lang LaSalle, Inc. *	22,280	6,797,405
		7,958,540
Residential REITs — 0.3%
American Homes 4 Rent, Class A	144,429	4,563,956
Independence Realty Trust, Inc.	104,350	1,662,296
		6,226,252
Retail REITs — 1.0%
Agree Realty Corp.	50,868	3,713,873
Brixmor Property Group, Inc.	143,664	3,758,250
Federal Realty Investment Trust	40,344	3,880,689
Kite Realty Group Trust	103,072	2,282,014
NNN REIT, Inc.	88,347	3,574,520
Phillips Edison & Co., Inc.	56,097	1,898,322
		19,107,668
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc. (Japan) *	57,922	1,733,026
Amkor Technology, Inc.	53,400	1,723,752
Astera Labs, Inc. *	61,440	11,469,619
Cirrus Logic, Inc. *	24,974	3,312,801
Credo Technology Group Holding Ltd. *	68,364	12,826,454
Enphase Energy, Inc. *	61,708	1,882,711
Lattice Semiconductor Corp. * (a)	64,659	4,717,521
MACOM Technology Solutions Holdings, Inc. *	29,718	4,402,127
MKS, Inc.	24,746	3,556,248
Onto Innovation, Inc. *	23,078	3,114,607
Qorvo, Inc. *	39,922	3,789,396
Rambus, Inc. *	50,458	5,189,101
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Silicon Laboratories, Inc. *	15,197	1,992,023
Skyworks Solutions, Inc.	73,689	5,727,109
Universal Display Corp.	22,204	3,270,205
		68,706,700
Software — 4.5%
Aurora Innovation, Inc. *	510,701	2,676,073
Bill Holdings, Inc. *	39,276	1,950,446
Blackbaud, Inc. *	17,748	1,136,582
BlackLine, Inc. *	23,556	1,348,581
Box, Inc., Class A *	67,282	2,159,079
CCC Intelligent Solutions Holdings, Inc. *	239,203	2,085,850
Commvault Systems, Inc. *	20,555	2,861,667
Confluent, Inc., Class A *	132,668	3,100,451
Dolby Laboratories, Inc., Class A	28,677	1,901,859
Dropbox, Inc., Class A *	87,667	2,542,343
Elastic NV *	41,247	3,680,057
Gitlab, Inc., Class A *	61,683	3,007,046
Guidewire Software, Inc. *	39,142	9,145,137
Informatica, Inc., Class A *	79,215	1,970,077
Manhattan Associates, Inc. *	28,435	5,177,161
Nutanix, Inc., Class A *	120,177	8,561,410
Pegasystems, Inc.	43,022	2,738,350
Procore Technologies, Inc. *	55,404	4,089,923
Qualys, Inc. *	16,455	2,028,243
Rubrik, Inc., Class A *	55,274	4,160,474
SailPoint, Inc. * (a)	28,269	612,872
Samsara, Inc., Class A *	124,899	5,017,193
SentinelOne, Inc., Class A *	147,029	2,624,468
ServiceTitan, Inc., Class A *	5,229	493,408
SPS Commerce, Inc. *	17,749	1,459,678
Tenable Holdings, Inc. *	56,524	1,640,327
UiPath, Inc., Class A *	201,099	3,189,430
Unity Software, Inc. *	150,860	5,717,594
Workiva, Inc. *	24,364	2,071,184
		89,146,963
Specialized REITs — 0.9%
CubeSmart	107,244	4,039,881
EPR Properties	35,350	1,732,857
Gaming and Leisure Properties, Inc.	123,963	5,536,188
Lamar Advertising Co., Class A	40,906	4,851,043
PotlatchDeltic Corp.	34,266	1,370,640
Rayonier, Inc.	66,276	1,462,711
		18,993,320
INVESTMENTS	SHARES	VALUE($)

Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A *	21,807	1,582,098
Asbury Automotive Group, Inc. *	8,521	1,999,027
AutoNation, Inc. *	13,011	2,600,509
Bath & Body Works, Inc.	96,330	2,358,158
CarMax, Inc. *	71,524	2,997,571
Chewy, Inc., Class A *	103,263	3,482,028
Dick's Sporting Goods, Inc.	30,639	6,785,007
Five Below, Inc. *	25,367	3,989,468
Floor & Decor Holdings, Inc., Class A *	49,324	3,081,764
GameStop Corp., Class A * (a)	191,308	4,264,255
Gap, Inc. (The)	111,059	2,537,698
Group 1 Automotive, Inc.	5,953	2,366,556
Lithia Motors, Inc., Class A	12,218	3,837,429
Murphy USA, Inc.	8,997	3,222,725
Penske Automotive Group, Inc.	9,321	1,492,012
RH *	7,146	1,232,614
Valvoline, Inc. *	59,710	1,971,027
Williams-Sonoma, Inc.	57,782	11,229,354
		61,029,300
Technology Hardware, Storage & Peripherals — 1.7%
IonQ, Inc. *	138,592	8,645,369
Pure Storage, Inc., Class A *	144,344	14,246,753
Sandisk Corp. *	54,623	10,888,002
		33,780,124
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	12,322	611,541
Crocs, Inc. *	25,409	2,075,661
PVH Corp.	22,355	1,751,067
Ralph Lauren Corp.	18,105	5,787,444
Tapestry, Inc.	97,270	10,682,192
VF Corp.	154,729	2,172,395
		23,080,300
Trading Companies & Distributors — 2.1%
Air Lease Corp.	44,431	2,837,364
Applied Industrial Technologies, Inc.	18,177	4,673,125
Core & Main, Inc., Class A *	78,970	4,120,655
FTAI Aviation Ltd.	47,662	8,240,760
GATX Corp.	16,525	2,591,946
Herc Holdings, Inc.	14,526	2,063,418
MSC Industrial Direct Co., Inc., Class A	18,693	1,587,223
QXO, Inc. * (a)	276,168	4,879,888
Rush Enterprises, Inc., Class A	29,481	1,456,656
Rush Enterprises, Inc., Class B	3,668	192,460
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — continued
SiteOne Landscape Supply, Inc. *	20,918	2,714,529
WESCO International, Inc.	22,523	5,845,394
		41,203,418
Water Utilities — 0.4%
American States Water Co.	18,115	1,291,781
California Water Service Group	27,938	1,239,888
Essential Utilities, Inc.	117,691	4,593,480
		7,125,149
Total Common Stocks (Cost $1,691,428,853)		1,978,092,890
Short-Term Investments — 3.6%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (b) (c) (Cost $11,753,162)	11,753,162	11,753,162
Investment of Cash Collateral from Securities Loaned — 3.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c) (Cost $60,570,482)	60,570,482	60,570,482
Total Short-Term Investments (Cost $72,323,644)		72,323,644
Total Investments — 102.9% (Cost $1,763,752,497)		2,050,416,534
Liabilities in Excess of Other Assets — (2.9)%		(58,626,917)
NET ASSETS — 100.0%		1,991,789,617

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $59,817,632.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	41	12/19/2025	USD	13,350,830	(177,347)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 2.7%
AAR Corp. *	12,624	1,063,067
AeroVironment, Inc. *	12,749	4,715,983
Cadre Holdings, Inc.	8,343	354,244
Kratos Defense & Security Solutions, Inc. *	56,314	5,102,048
Mercury Systems, Inc. *	17,634	1,365,048
Moog, Inc., Class A	9,624	1,971,476
V2X, Inc. *	5,831	332,892
VSE Corp.	6,269	1,132,683
		16,037,441
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A	19,176	706,252
Automobile Components — 2.4%
Adient plc *	28,643	664,231
Dana, Inc.	44,420	901,726
Dorman Products, Inc. *	8,923	1,196,842
Fox Factory Holding Corp. *	13,730	303,570
Garrett Motion, Inc. (Switzerland)	40,437	685,003
Gentherm, Inc. *	10,109	372,011
Goodyear Tire & Rubber Co. (The) *	87,937	605,886
LCI Industries	8,252	854,000
Mobileye Global, Inc., Class A (Israel) *	52,960	696,424
Modine Manufacturing Co. *	16,897	2,588,789
Patrick Industries, Inc.	11,021	1,150,262
Phinia, Inc.	13,365	693,777
QuantumScape Corp. *	141,240	2,604,466
Visteon Corp.	8,387	898,751
XPEL, Inc. * (a)	7,349	250,601
		14,466,339
Automobiles — 0.2%
Harley-Davidson, Inc.	38,665	1,043,182
Winnebago Industries, Inc.	8,453	318,762
		1,361,944
Banks — 8.7%
1st Source Corp.	6,340	376,850
Amalgamated Financial Corp.	5,592	152,438
Ameris Bancorp	21,296	1,525,220
Associated Banc-Corp.	56,047	1,388,284
Atlantic Union Bankshares Corp.	44,903	1,460,246
Axos Financial, Inc. *	16,848	1,313,807
Banc of California, Inc.	41,929	711,535
BancFirst Corp.	7,057	768,225
Bancorp, Inc. (The) *	15,551	1,016,569
Bank of Hawaii Corp.	13,360	867,465
BankUnited, Inc.	23,979	961,078
Banner Corp.	10,735	648,287
Beacon Financial Corp.	27,770	675,922
Cathay General Bancorp	21,816	991,537
City Holding Co.	4,828	569,125
Columbia Financial, Inc. *	9,290	137,028
Community Financial System, Inc.	17,394	965,019
Community Trust Bancorp, Inc.	5,410	276,965
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Customers Bancorp, Inc. *	10,828	726,775
CVB Financial Corp.	41,595	764,100
Dime Community Bancshares, Inc.	13,868	364,035
Eastern Bankshares, Inc.	72,590	1,272,503
Enterprise Financial Services Corp.	12,386	648,655
FB Financial Corp.	13,351	721,088
First Bancorp	13,236	642,476
First BanCorp (Puerto Rico)	49,915	972,843
First Busey Corp.	29,301	655,170
First Commonwealth Financial Corp.	32,437	495,962
First Financial Bancorp	29,825	698,203
First Hawaiian, Inc.	41,087	1,007,864
First Interstate BancSystem, Inc., Class A	30,001	937,531
First Merchants Corp.	18,305	649,461
Flagstar Bank NA	101,950	1,164,269
Fulton Financial Corp.	62,006	1,077,044
German American Bancorp, Inc.	12,494	481,519
Hilltop Holdings, Inc.	13,843	447,129
Hope Bancorp, Inc.	41,727	437,716
Independent Bank Corp.	16,197	1,089,896
International Bancshares Corp.	18,250	1,211,435
Lakeland Financial Corp.	8,565	488,633
Live Oak Bancshares, Inc.	12,142	378,102
National Bank Holdings Corp., Class A	11,516	410,661
NBT Bancorp, Inc.	16,764	678,439
Nicolet Bankshares, Inc.	4,673	552,068
Northwest Bancshares, Inc.	44,883	525,580
OceanFirst Financial Corp.	18,810	341,966
OFG Bancorp (Puerto Rico)	14,270	551,678
Origin Bancorp, Inc.	10,064	348,818
Park National Corp.	4,999	760,798
Pathward Financial, Inc.	8,006	544,888
Preferred Bank	4,044	364,971
Provident Financial Services, Inc.	41,180	753,182
Renasant Corp.	31,380	1,055,309
Republic Bancorp, Inc., Class A	2,850	187,815
S&T Bancorp, Inc.	11,805	432,535
Seacoast Banking Corp. of Florida	27,050	819,615
ServisFirst Bancshares, Inc.	18,463	1,297,395
Simmons First National Corp., Class A	46,566	809,317
Southside Bancshares, Inc.	9,550	268,546
Stellar Bancorp, Inc.	16,777	493,747
Stock Yards Bancorp, Inc.	8,893	578,223
Texas Capital Bancshares, Inc. *	14,643	1,227,669
Towne Bank	23,516	764,505
TriCo Bancshares	10,267	454,109
Triumph Financial, Inc. *	7,358	400,717
Trustmark Corp.	19,419	722,775
United Community Banks, Inc.	38,608	1,127,354
WaFd, Inc.	25,666	745,084
WesBanco, Inc.	30,779	926,448
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Westamerica BanCorp	8,140	387,871
WSFS Financial Corp.	18,366	956,685
		51,626,777
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A *	2,859	591,784
Vita Coco Co., Inc. (The) *	13,964	575,038
		1,166,822
Biotechnology — 7.4%
ACADIA Pharmaceuticals, Inc. *	42,145	956,692
ADMA Biologics, Inc. *	79,685	1,233,524
Agios Pharmaceuticals, Inc. *	19,595	847,288
Akero Therapeutics, Inc. *	21,658	1,173,864
Amicus Therapeutics, Inc. *	87,072	786,260
Apellis Pharmaceuticals, Inc. *	27,198	583,941
Apogee Therapeutics, Inc. *	11,490	650,219
Arcellx, Inc. *	12,993	1,172,618
Arcus Biosciences, Inc. *	23,343	460,324
Arcutis Biotherapeutics, Inc. *	36,916	934,344
Ardelyx, Inc. *	75,797	459,330
Arrowhead Pharmaceuticals, Inc. *	40,921	1,734,641
Aurinia Pharmaceuticals, Inc. (Canada) *	40,601	534,715
Avidity Biosciences, Inc. *	37,797	2,640,120
Beam Therapeutics, Inc. * (b)	31,187	779,987
Bicara Therapeutics, Inc. *	9,745	158,356
BioCryst Pharmaceuticals, Inc. *	65,741	481,224
Biohaven Ltd. *	30,852	530,654
CareDx, Inc. *	18,511	277,665
Catalyst Pharmaceuticals, Inc. *	38,990	829,317
Celldex Therapeutics, Inc. *	17,848	477,077
CG oncology, Inc. *	18,635	806,336
Day One Biopharmaceuticals, Inc. *	23,413	174,193
Denali Therapeutics, Inc. *	45,687	743,784
Disc Medicine, Inc. *	8,865	764,340
Dynavax Technologies Corp. *	35,579	365,041
Dyne Therapeutics, Inc. *	38,170	861,879
Geron Corp. *	183,369	231,045
GRAIL, Inc. *	8,545	785,542
Ideaya Biosciences, Inc. *	28,705	914,541
ImmunityBio, Inc. * (b)	76,654	183,970
Immunovant, Inc. *	23,522	580,523
Intellia Therapeutics, Inc. *	33,414	421,685
Iovance Biotherapeutics, Inc. * (b)	88,379	174,107
Janux Therapeutics, Inc. *	13,138	377,192
Krystal Biotech, Inc. *	8,834	1,744,803
Kymera Therapeutics, Inc. *	16,270	1,006,137
MannKind Corp. *	101,003	564,607
Metsera, Inc. *	5,136	323,773
Mirum Pharmaceuticals, Inc. *	13,257	963,121
MoonLake Immunotherapeutics *	9,782	98,798
Nuvalent, Inc., Class A *	13,629	1,353,632
Protagonist Therapeutics, Inc. *	17,890	1,406,512
PTC Therapeutics, Inc. *	24,108	1,646,817
Recursion Pharmaceuticals, Inc., Class A * (b)	112,646	621,806
INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued
Rhythm Pharmaceuticals, Inc. *	16,191	1,841,888
Rocket Pharmaceuticals, Inc. *	29,377	110,751
Scholar Rock Holding Corp. *	23,938	709,044
Soleno Therapeutics, Inc. *	14,555	977,514
Spyre Therapeutics, Inc. *	19,113	467,504
Syndax Pharmaceuticals, Inc. *	27,096	371,215
Travere Therapeutics, Inc. *	28,527	1,003,009
Twist Bioscience Corp. *	20,294	667,470
Vera Therapeutics, Inc. *	16,071	457,381
Veracyte, Inc. *	24,521	884,718
Vericel Corp. *	17,125	600,403
Vir Biotechnology, Inc. *	30,922	184,295
Viridian Therapeutics, Inc. *	24,020	567,593
Xencor, Inc. *	20,168	296,671
		43,955,800
Building Products — 1.5%
American Woodmark Corp. *	4,962	316,228
Apogee Enterprises, Inc.	6,686	244,775
AZZ, Inc.	9,629	961,456
CSW Industrials, Inc.	5,626	1,408,863
Gibraltar Industries, Inc. *	9,985	622,964
Griffon Corp.	13,635	1,009,126
Hayward Holdings, Inc. *	68,822	1,167,909
Janus International Group, Inc. *	36,946	354,682
Masterbrand, Inc. *	41,437	523,349
Resideo Technologies, Inc. *	47,474	2,031,887
Tecnoglass, Inc.	8,150	485,985
		9,127,224
Capital Markets — 2.3%
Acadian Asset Management, Inc.	9,405	452,380
Artisan Partners Asset Management, Inc., Class A	23,807	1,039,414
BGC Group, Inc., Class A	120,792	1,104,039
DigitalBridge Group, Inc.	51,730	611,966
Donnelley Financial Solutions, Inc. *	8,565	393,562
Moelis & Co., Class A	25,365	1,606,365
Piper Sandler Cos.	5,224	1,667,814
PJT Partners, Inc., Class A	7,576	1,220,569
StepStone Group, Inc., Class A	21,652	1,318,174
StoneX Group, Inc. *	14,827	1,362,898
Victory Capital Holdings, Inc., Class A	15,676	976,145
Virtu Financial, Inc., Class A	27,540	959,494
Virtus Investment Partners, Inc.	2,149	349,900
WisdomTree, Inc.	40,575	485,277
		13,547,997
Chemicals — 1.3%
Ashland, Inc.	15,102	738,488
Chemours Co. (The)	50,704	678,927
Hawkins, Inc.	6,518	924,578
Huntsman Corp.	53,397	442,127
Ingevity Corp. *	11,186	600,912
Innospec, Inc.	8,104	596,292
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Minerals Technologies, Inc.	9,927	563,357
Olin Corp.	37,973	786,041
Perimeter Solutions, Inc. *	45,580	1,071,586
PureCycle Technologies, Inc. * (b)	44,538	515,750
Quaker Chemical Corp.	4,737	657,922
Stepan Co.	6,997	303,320
Tronox Holdings plc	37,821	132,374
		8,011,674
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	19,703	847,229
ACV Auctions, Inc., Class A *	52,762	478,551
Brady Corp., Class A	14,559	1,105,174
BrightView Holdings, Inc. *	19,428	239,353
Brink's Co. (The)	14,118	1,569,357
Cimpress plc (Ireland) *	5,168	357,677
CoreCivic, Inc. *	37,005	685,703
GEO Group, Inc. (The) *	45,129	765,839
Healthcare Services Group, Inc. *	23,063	412,136
HNI Corp.	15,589	637,902
MillerKnoll, Inc.	22,863	357,120
OPENLANE, Inc. *	34,201	903,591
Pitney Bowes, Inc.	57,515	568,248
Steelcase, Inc., Class A	31,845	508,246
UniFirst Corp.	4,900	756,315
Vestis Corp.	44,521	233,735
		10,426,176
Communications Equipment — 1.3%
Calix, Inc. *	20,013	1,369,290
CommScope Holding Co., Inc. *	69,975	1,210,568
Digi International, Inc. *	11,808	433,117
Extreme Networks, Inc. *	45,346	862,481
Harmonic, Inc. *	38,349	410,334
NetScout Systems, Inc. *	22,890	636,342
Viasat, Inc. *	35,187	1,401,146
Viavi Solutions, Inc. *	70,722	1,251,779
		7,575,057
Construction & Engineering — 3.0%
Argan, Inc.	4,429	1,356,204
Centuri Holdings, Inc. *	5,720	115,487
Construction Partners, Inc., Class A *	15,971	1,826,284
Dycom Industries, Inc. *	9,476	2,727,098
Everus Construction Group, Inc. *	17,338	1,575,851
Granite Construction, Inc.	14,096	1,450,619
IES Holdings, Inc. *	2,865	1,122,736
MYR Group, Inc. *	5,099	1,110,052
Primoris Services Corp.	18,215	2,577,787
Sterling Infrastructure, Inc. *	10,401	3,930,538
		17,792,656
INVESTMENTS	SHARES	VALUE($)

Construction Materials — 0.3%
Knife River Corp. *	17,382	1,050,916
United States Lime & Minerals, Inc.	3,675	430,783
		1,481,699
Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	15,565	975,147
Encore Capital Group, Inc. *	7,201	299,418
Enova International, Inc. *	8,180	978,083
LendingClub Corp. *	37,839	658,020
Navient Corp.	23,552	288,041
Nelnet, Inc., Class A	3,919	505,747
PROG Holdings, Inc.	13,537	391,625
Upstart Holdings, Inc. * (b)	28,355	1,347,430
		5,443,511
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The)	11,198	518,579
Chefs' Warehouse, Inc. (The) *	12,458	735,022
Grocery Outlet Holding Corp. *	30,596	416,412
Ingles Markets, Inc., Class A	4,943	341,561
PriceSmart, Inc.	7,966	915,612
Weis Markets, Inc.	4,882	309,226
		3,236,412
Containers & Packaging — 0.2%
Greif, Inc., Class A	8,186	465,701
O-I Glass, Inc. *	50,104	565,674
TriMas Corp.	11,241	399,393
		1,430,768
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc. *	12,589	1,233,974
Coursera, Inc. *	39,075	329,012
Driven Brands Holdings, Inc. *	21,081	302,512
Frontdoor, Inc. *	24,526	1,629,262
Graham Holdings Co., Class B	1,136	1,149,780
KinderCare Learning Cos., Inc. *	10,567	62,345
Laureate Education, Inc., Class A *	42,075	1,221,437
Mister Car Wash, Inc. *	35,872	200,524
OneSpaWorld Holdings Ltd. (Bahamas)	31,781	739,544
Strategic Education, Inc.	7,560	574,409
Stride, Inc. *	13,737	934,665
Udemy, Inc. *	28,073	159,876
		8,537,340
Diversified REITs — 0.4%
Alexander & Baldwin, Inc.	24,776	395,673
American Assets Trust, Inc.	16,257	310,671
Broadstone Net Lease, Inc.	58,972	1,056,778
Global Net Lease, Inc.	67,892	517,337
		2,280,459
Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	15,179	626,134
Globalstar, Inc. *	16,836	916,047
Iridium Communications, Inc.	33,211	635,990
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — continued
Liberty Latin America Ltd., Class C (Puerto Rico) *	36,798	291,072
Uniti Group, Inc.	47,009	270,772
		2,740,015
Electric Utilities — 1.0%
Hawaiian Electric Industries, Inc. *	58,909	684,523
MGE Energy, Inc.	12,467	1,033,140
Oklo, Inc. *	30,703	4,076,437
		5,794,100
Electrical Equipment — 2.8%
Atkore, Inc.	11,056	765,628
Bloom Energy Corp., Class A *	68,540	9,058,246
Enovix Corp. * (b)	49,976	599,212
NuScale Power Corp. * (b)	44,254	1,985,677
Plug Power, Inc. * (b)	353,475	950,848
Powell Industries, Inc.	3,160	1,211,512
Sunrun, Inc. *	71,856	1,491,731
Vicor Corp. *	7,879	714,862
		16,777,716
Electronic Equipment, Instruments & Components — 2.5%
Benchmark Electronics, Inc.	10,905	477,857
Crane NXT Co.	18,412	1,164,559
CTS Corp.	9,790	406,383
ePlus, Inc.	8,600	629,176
IPG Photonics Corp. *	8,854	753,652
Itron, Inc. *	15,539	1,559,028
Knowles Corp. *	27,610	651,872
Mirion Technologies, Inc. *	77,570	2,278,231
Napco Security Technologies, Inc.	11,823	521,985
OSI Systems, Inc. *	5,388	1,500,343
PC Connection, Inc.	3,600	219,492
Plexus Corp. *	8,680	1,214,332
Rogers Corp. *	5,666	496,002
TTM Technologies, Inc. *	32,165	2,161,488
Vishay Intertechnology, Inc.	34,905	592,687
		14,627,087
Energy Equipment & Services — 2.1%
Archrock, Inc.	58,336	1,474,151
Atlas Energy Solutions, Inc. (b)	25,269	312,830
Cactus, Inc., Class A	23,258	1,027,306
Helix Energy Solutions Group, Inc. *	44,154	296,715
Helmerich & Payne, Inc.	32,058	841,843
Kodiak Gas Services, Inc.	17,859	658,640
Liberty Energy, Inc.	53,329	965,788
Noble Corp. plc	42,894	1,258,939
Oceaneering International, Inc. *	34,165	795,703
Patterson-UTI Energy, Inc.	116,802	732,349
RPC, Inc.	29,942	155,698
Seadrill Ltd. (Norway) *	19,958	629,874
Tidewater, Inc. *	15,858	802,256
INVESTMENTS	SHARES	VALUE($)

Energy Equipment & Services — continued
Transocean Ltd. *	285,543	1,096,485
Valaris Ltd. *	20,842	1,169,653
		12,218,230
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A * (b)	147,401	381,769
Atlanta Braves Holdings, Inc., Class A *	3,398	146,590
Atlanta Braves Holdings, Inc., Class C *	15,882	646,715
Cinemark Holdings, Inc.	34,151	922,418
IMAX Corp. *	14,957	485,953
Liberty Media Corp-Liberty Live, Class A *	6,711	588,823
Liberty Media Corp-Liberty Live, Class C *	15,869	1,434,716
Madison Square Garden Entertainment Corp. *	13,561	598,854
Playtika Holding Corp.	24,390	89,511
Sphere Entertainment Co. *	8,277	566,809
Starz Entertainment Corp.	4,124	43,343
		5,905,501
Financial Services — 2.2%
Burford Capital Ltd.	68,038	676,978
Cannae Holdings, Inc.	19,317	345,388
Compass Diversified Holdings	21,265	135,671
EVERTEC, Inc. (Puerto Rico)	20,349	579,336
Federal Agricultural Mortgage Corp., Class C	2,922	463,546
Flywire Corp. *	36,149	481,505
HA Sustainable Infrastructure Capital, Inc.	40,649	1,126,384
Marqeta, Inc., Class A *	136,123	616,637
Merchants Bancorp	7,198	224,506
NCR Atleos Corp. *	24,994	922,278
NMI Holdings, Inc., Class A *	24,907	907,362
Payoneer Global, Inc. *	70,051	405,595
Rocket Cos., Inc., Class A	301,138	5,016,959
Sezzle, Inc. *	6,433	421,683
Walker & Dunlop, Inc.	11,149	891,028
		13,214,856
Food Products — 0.5%
Cal-Maine Foods, Inc.	14,621	1,283,724
Fresh Del Monte Produce, Inc.	12,310	435,159
J & J Snack Foods Corp.	5,158	436,625
Seaboard Corp.	86	289,818
Tootsie Roll Industries, Inc.	5,981	211,069
TreeHouse Foods, Inc. *	15,399	280,262
Utz Brands, Inc.	24,748	260,596
		3,197,253
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	7,694	979,292
Northwest Natural Holding Co.	13,754	626,220
		1,605,512
Ground Transportation — 0.5%
ArcBest Corp.	7,330	544,766
Hertz Global Holdings, Inc. *	37,364	191,677
Marten Transport Ltd.	17,933	183,813
RXO, Inc. *	55,823	989,742
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — continued
Schneider National, Inc., Class B	15,460	330,380
Werner Enterprises, Inc.	18,442	483,181
		2,723,559
Health Care Equipment & Supplies — 2.6%
Alphatec Holdings, Inc. *	36,873	700,218
AtriCure, Inc. *	16,805	580,613
CONMED Corp.	10,514	462,616
Dentsply Sirona, Inc.	65,827	830,078
Enovis Corp. *	18,745	585,594
Envista Holdings Corp. *	57,888	1,178,021
Establishment Labs Holdings, Inc. (Costa Rica) *	8,224	394,341
ICU Medical, Inc. *	7,910	949,912
Integer Holdings Corp. *	11,763	759,537
Integra LifeSciences Holdings Corp. *	22,887	274,873
iRhythm Technologies, Inc. *	10,719	2,007,669
Kestra Medical Technologies Ltd. * (b)	7,988	218,711
LeMaitre Vascular, Inc.	7,059	611,380
LivaNova plc *	18,419	969,392
Neogen Corp. *	66,568	410,724
Novocure Ltd. *	34,499	441,932
Omnicell, Inc. *	14,912	500,596
PROCEPT BioRobotics Corp. *	18,221	620,061
QuidelOrtho Corp. *	22,527	608,004
STAAR Surgical Co. *	11,330	293,107
Tandem Diabetes Care, Inc. *	22,656	317,184
TransMedics Group, Inc. *	10,654	1,401,427
UFP Technologies, Inc. *	2,598	500,479
		15,616,469
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc. *	31,217	671,165
AdaptHealth Corp. *	31,188	280,380
Addus HomeCare Corp. *	6,158	719,809
agilon health, Inc. *	105,274	83,851
Alignment Healthcare, Inc. *	37,265	628,288
Ardent Health, Inc. *	7,955	115,825
Astrana Health, Inc. *	13,565	423,364
BrightSpring Health Services, Inc. *	23,225	767,586
Brookdale Senior Living, Inc. *	74,361	689,326
Clover Health Investments Corp. *	128,524	453,690
Concentra Group Holdings Parent, Inc.	40,495	806,660
GeneDx Holdings Corp. *	6,798	930,714
Guardant Health, Inc. *	39,584	3,682,104
LifeStance Health Group, Inc. *	53,589	262,586
National HealthCare Corp.	4,248	507,381
NeoGenomics, Inc. *	43,453	424,536
OPKO Health, Inc. *	123,643	168,154
PACS Group, Inc. *	15,015	181,381
Pediatrix Medical Group, Inc. *	28,286	480,013
Premier, Inc., Class A	27,780	781,174
Privia Health Group, Inc. *	37,582	913,243
Progyny, Inc. *	24,428	457,048
RadNet, Inc. *	22,297	1,694,349
Select Medical Holdings Corp.	36,549	505,473
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — continued
Surgery Partners, Inc. *	24,591	539,281
US Physical Therapy, Inc.	5,008	432,040
		17,599,421
Health Care REITs — 1.5%
American Healthcare REIT, Inc.	51,494	2,333,708
CareTrust REIT, Inc.	68,458	2,372,070
LTC Properties, Inc.	15,378	539,460
Medical Properties Trust, Inc. (b)	171,755	887,973
National Health Investors, Inc.	15,215	1,133,670
Sabra Health Care REIT, Inc.	73,954	1,317,860
Sila Realty Trust, Inc.	18,643	441,839
		9,026,580
Health Care Technology — 0.4%
Certara, Inc. *	40,912	475,807
Evolent Health, Inc., Class A *	36,369	242,581
HealthStream, Inc.	7,942	195,373
Phreesia, Inc. *	18,288	414,040
Schrodinger, Inc. *	18,960	398,919
Teladoc Health, Inc. *	59,813	516,186
		2,242,906
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	76,447	855,442
DiamondRock Hospitality Co.	67,161	525,199
Park Hotels & Resorts, Inc.	68,818	708,137
Pebblebrook Hotel Trust	40,297	421,507
RLJ Lodging Trust	50,368	342,502
Sunstone Hotel Investors, Inc.	63,016	557,692
Xenia Hotels & Resorts, Inc.	32,146	395,396
		3,805,875
Hotels, Restaurants & Leisure — 1.7%
Brinker International, Inc. *	15,055	1,635,876
Cheesecake Factory, Inc. (The) (b)	15,843	788,981
Cracker Barrel Old Country Store, Inc. (b)	7,547	254,334
First Watch Restaurant Group, Inc. *	13,469	222,104
Global Business Travel Group I *	34,374	270,180
Marriott Vacations Worldwide Corp.	9,999	659,734
Monarch Casino & Resort, Inc.	4,518	406,936
Papa John's International, Inc.	10,608	538,993
Penn Entertainment, Inc. *	48,547	799,084
Red Rock Resorts, Inc., Class A	17,262	920,237
Sabre Corp. *	124,090	253,764
Shake Shack, Inc., Class A *	13,092	1,263,509
Six Flags Entertainment Corp. *	32,116	738,026
Sweetgreen, Inc., Class A *	33,524	210,866
United Parks & Resorts, Inc. *	8,241	398,864
Wendy's Co. (The)	53,208	454,396
		9,815,884
Household Durables — 1.1%
Cavco Industries, Inc. *	2,496	1,322,381
Century Communities, Inc.	8,565	508,761
Green Brick Partners, Inc. *	10,573	684,496
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — continued
La-Z-Boy, Inc.	13,072	414,382
Leggett & Platt, Inc.	45,685	426,698
LGI Homes, Inc. *	6,727	274,529
M/I Homes, Inc. *	8,481	1,061,736
Newell Brands, Inc.	129,023	438,678
Sonos, Inc. *	36,932	634,123
Tri Pointe Homes, Inc. *	27,840	886,704
		6,652,488
Household Products — 0.4%
Central Garden & Pet Co. *	3,086	94,648
Central Garden & Pet Co., Class A *	16,857	468,793
Energizer Holdings, Inc.	21,514	499,770
Spectrum Brands Holdings, Inc.	8,628	464,877
WD-40 Co.	4,609	895,436
		2,423,524
Industrial REITs — 0.2%
Innovative Industrial Properties, Inc.	9,541	478,481
LXP Industrial Trust	100,715	955,786
		1,434,267
Insurance — 1.9%
AMERISAFE, Inc.	6,547	262,404
Baldwin Insurance Group, Inc. (The), Class A *	23,945	529,185
CNO Financial Group, Inc.	33,680	1,347,874
Employers Holdings, Inc.	7,623	290,665
F&G Annuities & Life, Inc.	7,074	209,744
Genworth Financial, Inc., Class A *	139,643	1,178,587
Goosehead Insurance, Inc., Class A	8,241	565,909
Horace Mann Educators Corp.	13,068	584,270
Lemonade, Inc. * (b)	18,388	1,104,751
Mercury General Corp.	8,445	652,799
Oscar Health, Inc., Class A *	65,671	1,182,078
Palomar Holdings, Inc. *	8,903	1,015,031
Safety Insurance Group, Inc.	4,769	327,773
SiriusPoint Ltd. (Sweden) *	32,867	598,179
Skyward Specialty Insurance Group, Inc. *	10,330	470,945
Stewart Information Services Corp.	8,944	610,607
Trupanion, Inc. *	11,782	471,162
		11,401,963
Interactive Media & Services — 0.6%
Cargurus, Inc. *	26,564	932,928
Grindr, Inc. (Singapore) *	11,148	154,511
IAC, Inc. *	23,074	743,444
TripAdvisor, Inc. *	38,399	616,688
Yelp, Inc. *	21,206	699,374
Ziff Davis, Inc. *	13,010	441,039
		3,587,984
IT Services — 0.9%
Applied Digital Corp. * (b)	79,137	2,742,888
ASGN, Inc. *	14,447	646,648
DigitalOcean Holdings, Inc. *	21,234	863,374
DXC Technology Co. *	55,715	791,153
INVESTMENTS	SHARES	VALUE($)

IT Services — continued
Fastly, Inc., Class A *	45,469	376,938
Grid Dynamics Holdings, Inc. *	21,728	202,940
		5,623,941
Leisure Products — 0.6%
Peloton Interactive, Inc., Class A *	125,037	907,768
Polaris, Inc.	17,475	1,155,097
Topgolf Callaway Brands Corp. *	42,904	403,727
YETI Holdings, Inc. *	27,231	925,582
		3,392,174
Life Sciences Tools & Services — 0.2%
10X Genomics, Inc., Class A *	35,321	481,778
Azenta, Inc. *	13,618	411,264
		893,042
Machinery — 2.8%
Alamo Group, Inc.	3,471	620,337
Albany International Corp., Class A	10,261	580,567
Atmus Filtration Technologies, Inc.	5,439	247,366
Energy Recovery, Inc. *	18,592	318,109
Enerpac Tool Group Corp.	18,545	761,087
Enpro, Inc.	6,776	1,572,100
ESCO Technologies, Inc.	8,234	1,807,116
Gorman-Rupp Co. (The)	7,057	317,353
Greenbrier Cos., Inc. (The)	9,455	394,935
Helios Technologies, Inc.	10,726	593,791
Hillenbrand, Inc.	22,977	726,073
Hillman Solutions Corp. *	63,279	583,433
Kadant, Inc.	3,842	1,062,928
Kennametal, Inc.	26,135	573,663
Lindsay Corp.	3,709	412,589
Mueller Water Products, Inc., Class A	53,453	1,371,604
Standex International Corp.	3,925	915,428
Symbotic, Inc. * (b)	14,516	1,175,070
Tennant Co.	6,417	513,360
Terex Corp.	21,553	991,869
Trinity Industries, Inc.	25,812	706,475
Worthington Enterprises, Inc.	10,266	575,820
		16,821,073
Marine Transportation — 0.2%
Matson, Inc.	10,126	1,022,220
Media — 1.2%
Cable One, Inc.	1,484	220,448
DoubleVerify Holdings, Inc. *	46,277	526,632
EchoStar Corp., Class A *	45,692	3,420,960
Ibotta, Inc., Class A * (b)	5,163	166,559
Integral Ad Science Holding Corp. *	23,606	241,017
John Wiley & Sons, Inc., Class A	14,844	547,299
Magnite, Inc. *	45,340	810,679
Newsmax, Inc. * (b)	14,296	142,960
TEGNA, Inc.	51,181	1,006,730
		7,083,284
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc. *	3,745	648,859
Century Aluminum Co. *	16,840	498,801
Coeur Mining, Inc. *	214,722	3,686,777
Constellium SE *	43,676	687,023
Ivanhoe Electric, Inc. *	35,873	530,561
Kaiser Aluminum Corp.	5,141	465,415
Materion Corp.	6,684	766,187
Warrior Met Coal, Inc.	16,678	1,131,435
Worthington Steel, Inc.	10,423	333,432
		8,748,490
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Apollo Commercial Real Estate Finance, Inc.	42,046	411,630
Arbor Realty Trust, Inc. (b)	64,917	655,013
ARMOUR Residential REIT, Inc. (b)	38,301	621,242
Chimera Investment Corp.	26,976	344,214
Franklin BSP Realty Trust, Inc.	28,008	284,001
Ladder Capital Corp.	39,057	412,833
MFA Financial, Inc.	32,097	288,552
PennyMac Mortgage Investment Trust	29,559	355,890
Redwood Trust, Inc.	40,762	216,446
Two Harbors Investment Corp.	33,617	326,757
		3,916,578
Office REITs — 0.9%
COPT Defense Properties	38,446	1,083,024
Douglas Emmett, Inc.	52,396	678,004
Easterly Government Properties, Inc.	14,325	309,707
Empire State Realty Trust, Inc., Class A	46,239	341,706
Highwoods Properties, Inc.	35,090	1,004,627
JBG SMITH Properties	20,936	408,043
Paramount Group, Inc. *	62,802	410,725
SL Green Realty Corp.	24,284	1,246,983
		5,482,819
Oil, Gas & Consumable Fuels — 2.6%
BKV Corp. (Thailand) *	5,770	136,114
Calumet, Inc. *	22,468	439,474
Civitas Resources, Inc.	26,811	772,961
CNX Resources Corp. *	48,298	1,625,711
Core Natural Resources, Inc.	17,310	1,367,490
Crescent Energy Co., Class A	63,189	532,683
CVR Energy, Inc. *	10,382	369,495
Delek US Holdings, Inc.	20,926	790,166
Dorian LPG Ltd.	12,515	361,058
Gulfport Energy Corp. *	5,136	955,347
International Seaways, Inc.	12,809	656,205
Kinetik Holdings, Inc. (b)	7,792	300,070
New Fortress Energy, Inc. * (b)	48,489	62,551
NextDecade Corp. *	54,236	321,619
Northern Oil & Gas, Inc.	28,056	620,879
PBF Energy, Inc., Class A	28,510	974,187
Peabody Energy Corp.	37,536	1,029,237
SM Energy Co.	35,677	745,293
Talos Energy, Inc. *	38,259	375,321
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
Uranium Energy Corp. *	144,251	2,182,518
Venture Global, Inc., Class A (b)	33,001	282,819
World Kinect Corp.	18,704	483,498
		15,384,696
Paper & Forest Products — 0.1%
Sylvamo Corp.	11,572	469,823
Passenger Airlines — 0.8%
Allegiant Travel Co. *	4,510	280,432
JetBlue Airways Corp. *	97,412	409,131
Joby Aviation, Inc. * (b)	161,709	2,804,034
SkyWest, Inc. *	13,284	1,334,776
		4,828,373
Personal Care Products — 0.0% ^
Edgewell Personal Care Co.	15,123	293,235
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals, Inc. *	42,111	455,641
Amphastar Pharmaceuticals, Inc. *	11,458	292,179
ANI Pharmaceuticals, Inc. *	6,151	557,280
Avadel Pharmaceuticals plc, ADR *	29,974	566,209
Crinetics Pharmaceuticals, Inc. *	31,472	1,369,032
Edgewise Therapeutics, Inc. *	26,749	488,972
Harmony Biosciences Holdings, Inc. *	14,462	413,179
Harrow, Inc. * (b)	9,145	345,407
Innoviva, Inc. *	18,788	341,941
Ligand Pharmaceuticals, Inc. *	6,156	1,177,704
Supernus Pharmaceuticals, Inc. *	16,851	928,996
Tarsus Pharmaceuticals, Inc. *	9,865	678,811
WaVe Life Sciences Ltd. *	38,048	343,954
		7,959,305
Professional Services — 1.7%
Alight, Inc., Class A	141,859	408,554
CBIZ, Inc. *	17,596	967,780
Concentrix Corp.	13,849	558,253
CSG Systems International, Inc.	8,796	688,463
First Advantage Corp. *	26,808	338,585
Huron Consulting Group, Inc. *	5,811	955,561
ICF International, Inc.	5,962	478,629
Insperity, Inc.	11,793	520,307
Korn Ferry	16,671	1,078,614
Legalzoom.com, Inc. *	38,906	387,893
ManpowerGroup, Inc.	15,135	464,039
UL Solutions, Inc., Class A	20,455	1,592,831
Upwork, Inc. *	40,152	640,023
Verra Mobility Corp. *	54,183	1,257,587
		10,337,119
Real Estate Management & Development — 0.8%
Compass, Inc., Class A *	150,234	1,158,304
Cushman & Wakefield plc *	74,653	1,172,052
eXp World Holdings, Inc.	28,187	288,635
Forestar Group, Inc. *	5,624	146,280
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — continued
Kennedy-Wilson Holdings, Inc.	35,275	266,679
Marcus & Millichap, Inc.	7,934	231,752
Newmark Group, Inc., Class A	49,204	877,308
St. Joe Co. (The)	13,892	788,788
		4,929,798
Residential REITs — 0.3%
Apartment Investment and Management Co., Class A	45,389	241,469
Centerspace	5,411	320,602
Elme Communities	29,973	493,056
NexPoint Residential Trust, Inc.	7,057	216,438
Veris Residential, Inc.	27,664	397,255
		1,668,820
Retail REITs — 1.1%
Acadia Realty Trust	44,421	847,109
Alexander's, Inc.	726	160,395
Curbline Properties Corp.	35,357	815,332
Getty Realty Corp.	17,856	489,790
InvenTrust Properties Corp.	25,214	690,864
Macerich Co. (The)	86,302	1,480,079
Saul Centers, Inc.	4,252	125,902
Tanger, Inc.	38,165	1,242,652
Urban Edge Properties	42,655	820,256
		6,672,379
Semiconductors & Semiconductor Equipment — 3.2%
Ambarella, Inc. *	13,858	1,181,117
Axcelis Technologies, Inc. *	10,620	844,927
Diodes, Inc. *	15,061	803,655
FormFactor, Inc. *	26,563	1,459,637
Impinj, Inc. *	9,088	1,837,230
Kulicke & Soffa Industries, Inc. (Singapore)	16,208	647,186
MaxLinear, Inc. *	27,584	417,898
Photronics, Inc. *	21,011	502,163
Power Integrations, Inc.	18,529	776,180
Rigetti Computing, Inc. *	99,545	4,406,857
Semtech Corp. *	29,569	2,006,552
SiTime Corp. *	7,291	2,111,765
Synaptics, Inc. *	13,349	946,978
Ultra Clean Holdings, Inc. *	14,411	395,006
Veeco Instruments, Inc. *	18,008	517,730
		18,854,881
Software — 8.7%
A10 Networks, Inc.	24,487	436,848
ACI Worldwide, Inc. *	35,982	1,713,823
Adeia, Inc.	36,804	627,140
Agilysys, Inc. *	8,624	1,081,967
Alarm.com Holdings, Inc. *	16,886	831,129
Alkami Technology, Inc. * (b)	21,871	443,763
Amplitude, Inc., Class A *	27,829	279,682
Appfolio, Inc., Class A *	7,842	1,995,240
Appian Corp., Class A *	10,500	314,265
INVESTMENTS	SHARES	VALUE($)

Software — continued
Asana, Inc., Class A *	30,944	434,763
AvePoint, Inc. *	36,974	520,224
Braze, Inc., Class A *	23,908	685,203
C3.ai, Inc., Class A * (b)	40,610	713,924
Cipher Mining, Inc. *	89,849	1,675,684
Cleanspark, Inc. *	92,944	1,654,403
Clear Secure, Inc., Class A	28,398	865,287
Clearwater Analytics Holdings, Inc., Class A *	91,466	1,683,889
Core Scientific, Inc. * (b)	94,480	2,035,099
D-Wave Quantum, Inc. (Canada) *	113,295	4,198,712
Five9, Inc. *	23,540	571,551
Freshworks, Inc., Class A *	67,092	744,721
Intapp, Inc. *	18,705	717,898
InterDigital, Inc.	8,168	2,956,489
Jamf Holding Corp. *	18,008	231,403
JFrog Ltd. *	33,020	1,567,790
Klaviyo, Inc., Class A *	37,972	987,272
Life360, Inc. *	25,110	2,478,608
LiveRamp Holdings, Inc. *	21,371	584,283
MARA Holdings, Inc. *	124,393	2,272,660
N-Able, Inc. *	25,068	196,282
nCino, Inc. *	34,840	929,531
NCR Voyix Corp. *	47,115	537,582
PagerDuty, Inc. *	29,462	473,160
PAR Technology Corp. *	13,639	482,002
Progress Software Corp. *	14,049	599,049
PROS Holdings, Inc. *	15,199	350,337
Q2 Holdings, Inc. *	20,516	1,267,068
Rapid7, Inc. *	20,343	376,549
RingCentral, Inc., Class A *	24,652	742,518
Riot Platforms, Inc. *	111,030	2,196,173
SoundHound AI, Inc. * (b)	123,333	2,173,128
Sprinklr, Inc., Class A *	38,526	297,421
Sprout Social, Inc., Class A *	16,062	164,957
Teradata Corp. *	29,493	614,929
Terawulf, Inc. *	98,904	1,533,012
Varonis Systems, Inc. *	37,773	1,330,743
Verint Systems, Inc. *	20,260	410,873
Vertex, Inc., Class A *	22,924	524,960
Zeta Global Holdings Corp., Class A *	64,289	1,156,559
		51,660,553
Specialized REITs — 0.7%
Four Corners Property Trust, Inc.	34,149	807,282
Millrose Properties, Inc., Class A	41,280	1,329,629
National Storage Affiliates Trust	24,048	699,556
Outfront Media, Inc.	48,274	853,967
Safehold, Inc.	15,488	223,492
		3,913,926
Specialty Retail — 2.6%
Academy Sports & Outdoors, Inc.	22,407	1,073,071
Advance Auto Parts, Inc.	19,368	912,814
American Eagle Outfitters, Inc.	54,150	904,846
Boot Barn Holdings, Inc. *	9,771	1,853,070
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Buckle, Inc. (The)	10,897	597,155
National Vision Holdings, Inc. *	25,380	653,535
Revolve Group, Inc. *	13,781	304,836
Sally Beauty Holdings, Inc. *	31,898	481,979
Signet Jewelers Ltd.	12,687	1,254,110
Sonic Automotive, Inc., Class A	4,753	301,958
Upbound Group, Inc.	17,814	345,235
Urban Outfitters, Inc. *	20,049	1,295,366
Victoria's Secret & Co. *	23,615	832,429
Warby Parker, Inc., Class A *	30,196	591,540
Wayfair, Inc., Class A *	33,857	3,504,538
Winmark Corp.	1,016	409,621
		15,316,103
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc., Class A *	16,128	320,302
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd. *	40,276	835,727
Carter's, Inc.	11,426	358,776
G-III Apparel Group Ltd. *	11,852	318,226
Hanesbrands, Inc. *	112,150	741,311
Kontoor Brands, Inc.	18,824	1,523,238
Levi Strauss & Co., Class A	29,788	604,101
Steven Madden Ltd.	22,458	761,551
Under Armour, Inc., Class A * (b)	61,388	282,999
Under Armour, Inc., Class C *	45,704	202,926
Wolverine World Wide, Inc.	27,652	627,700
		6,256,555
Tobacco — 0.1%
Universal Corp.	7,716	391,047
Trading Companies & Distributors — 0.5%
Boise Cascade Co.	12,948	912,704
DNOW, Inc. *	33,637	494,464
McGrath RentCorp	8,347	896,802
Willis Lease Finance Corp.	1,084	139,164
Xometry, Inc., Class A *	13,576	661,015
		3,104,149
Water Utilities — 0.1%
H2O America	10,672	493,580
Middlesex Water Co.	6,076	349,188
		842,768
Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.	4,091	200,950
Gogo, Inc. *	22,008	200,273
Telephone and Data Systems, Inc.	31,145	1,209,049
		1,610,272
Total Common Stocks (Cost $501,366,868)		588,421,263
INVESTMENTS	NO. OF RIGHTS	VALUE($)
Rights — 0.0% ^
Biotechnology — 0.0% ^
Mirati Therapeutics, Inc., CVR ‡ *	39,447	27,613
OmniAb Operations, Inc. ‡ *	2,112	—
Sanofi Aatd, Inc., CVR ‡ *	10,020	1,453
		29,066
Life Sciences Tools & Services — 0.0% ^
OmniAb, Inc. ‡ *	2,112	—
Total Rights (Cost $29,066)		29,066
	SHARES
Short-Term Investments — 4.4%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (c) (d) (Cost $5,001,652)	5,001,652	5,001,652
Investment of Cash Collateral from Securities Loaned — 3.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d) (Cost $21,094,416)	21,094,416	21,094,416
Total Short-Term Investments (Cost $26,096,068)		26,096,068
Total Investments — 103.5% (Cost $527,492,002)		614,546,397
Liabilities in Excess of Other Assets — (3.5)%		(20,619,902)
NET ASSETS — 100.0%		593,926,495

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $20,854,077.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	October 31, 2025

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	43	12/19/2025	USD	5,350,490	88,165

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	75

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.0%
Brazil — 11.4%
Alupar Investimento SA	114,632	695,895
Ambev SA	612,374	1,451,272
Banco Bradesco SA (Preference)	536,687	1,814,578
Banco BTG Pactual SA	80,588	733,238
Banco do Brasil SA	274,992	1,122,468
BB Seguridade Participacoes SA	147,520	904,871
Caixa Seguridade Participacoes S/A	31,252	87,309
Centrais Eletricas Brasileiras SA	149,871	1,549,424
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	62,036	1,524,739
Cia Energetica de Minas Gerais (Preference)	454,460	956,233
Cia Paranaense de Energia - Copel (Preference)	374,564	969,141
CPFL Energia SA	109,406	843,532
CSN Mineracao SA	745,039	840,600
Embraer SA	94,412	1,528,155
Gerdau SA (Preference)	189,920	666,491
GPS Participacoes e Empreendimentos SA (a)	17,966	63,149
Grupo Mateus SA *	61,940	74,144
Hypera SA	130,001	622,222
Isa Energia Brasil sa (Preference)	78,318	365,245
Itau Unibanco Holding SA (Preference)	467,554	3,435,424
Itausa SA (Preference)	738,096	1,595,564
Klabin SA	161,693	540,084
Localiza Rent a Car SA	103,650	756,768
Lojas Renner SA	296,027	814,357
M Dias Branco SA	52,199	285,060
MBRF Global Foods Co. SA	297,884	986,127
Metalurgica Gerdau SA (Preference)	236,201	482,504
Neoenergia SA	143,886	778,810
Petroleo Brasileiro SA (Preference)	437,414	2,413,117
Porto Seguro SA	85,467	762,538
Rede D'Or Sao Luiz SA (b)	135,721	1,089,310
Sendas Distribuidora SA	182,968	292,819
SLC Agricola SA	113,277	339,624
Suzano SA	82,340	746,730
Telefonica Brasil SA	165,541	992,640
TIM SA	221,765	1,000,013
TOTVS SA	125,433	1,037,746
Transmissora Alianca de Energia Eletrica S/A	121,620	861,521
Vale SA	316,664	3,826,490
INVESTMENTS	SHARES	VALUE($)

Brazil — continued
Vibra Energia SA	172,737	764,802
WEG SA	30,187	236,056
		40,850,810
Chile — 2.6%
Banco de Chile	7,706,281	1,352,391
Banco de Credito e Inversiones SA	8,567	440,370
Banco Santander Chile	12,951,249	936,700
Cencosud SA	296,781	920,366
Cia Cervecerias Unidas SA	63,742	405,763
Cia Sud Americana de Vapores SA	11,816,086	587,952
Colbun SA	2,949,460	443,412
Embotelladora Andina SA (Preference), Class B	158,348	712,654
Empresas CMPC SA	129,091	186,265
Empresas Copec SA	55,876	399,500
Enel Americas SA	4,054,820	382,875
Enel Chile SA	8,027,984	613,246
Falabella SA	149,943	940,972
Latam Airlines Group SA	44,036,085	1,003,549
		9,326,015
China — 20.7%
Agricultural Bank of China Ltd., Class A	571,900	639,048
An Hui Wenergy Co. Ltd., Class A	335,500	385,625
Anhui Conch Cement Co. Ltd., Class H	500	1,491
Anhui Expressway Co. Ltd., Class A	286,000	599,012
BAIC Motor Corp. Ltd., Class H * (b)	733,500	189,668
Bank of China Ltd., Class H	5,995,000	3,394,632
Baoshan Iron & Steel Co. Ltd., Class A	460,800	476,911
Beijing Enterprises Holdings Ltd.	80,500	353,224
Beijing Shougang Co. Ltd., Class A	726,400	428,390
Bosideng International Holdings Ltd.	876,000	536,037
Brilliance China Automotive Holdings Ltd.	1,662,000	817,762
CGN Power Co. Ltd., Class H (b)	2,614,000	1,035,645
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	126,500	600,992
China CITIC Bank Corp. Ltd., Class H	1,383,000	1,319,529
China Coal Energy Co. Ltd., Class H	526,000	740,947
China Communications Services Corp. Ltd., Class H	886,000	530,992
China Construction Bank Corp., Class H	5,090,000	5,039,312
China Feihe Ltd. (b)	903,000	481,942
China Hongqiao Group Ltd.	372,000	1,412,408
China Medical System Holdings Ltd.	198,000	341,473
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Merchants Port Group Co. Ltd., Class A	120,900	348,389
China Merchants Port Holdings Co. Ltd.	320,000	619,364
China National Chemical Engineering Co. Ltd., Class A	150,900	163,752
China National Medicines Corp. Ltd., Class A	70,100	293,175
China Petroleum & Chemical Corp., Class H	2,320,000	1,234,018
China Resources Pharmaceutical Group Ltd. (b)	493,500	316,257
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	126,602	512,476
China Shenhua Energy Co. Ltd., Class H	384,000	1,999,558
China South Publishing & Media Group Co. Ltd., Class A	325,000	552,043
China United Network Communications Ltd., Class A	808,800	615,794
China XD Electric Co. Ltd., Class A	378,000	423,134
China Yangtze Power Co. Ltd., Class A	212,100	836,745
Chongqing Rural Commercial Bank Co. Ltd., Class H	828,000	680,894
CITIC Ltd.	726,000	1,122,128
COFCO Sugar Holding Co. Ltd., Class A	286,500	628,614
COSCO SHIPPING Holdings Co. Ltd., Class H	558,850	969,176
COSCO SHIPPING Ports Ltd.	322,000	237,382
CRRC Corp. Ltd., Class A	478,300	514,410
Datang International Power Generation Co. Ltd., Class H	448,000	137,717
Dong-E-E-Jiao Co. Ltd., Class A	48,800	325,159
ENN Energy Holdings Ltd.	104,200	907,923
ENN Natural Gas Co. Ltd., Class A	122,100	334,577
Foxconn Industrial Internet Co. Ltd., Class A	145,200	1,462,187
Fujian Funeng Co. Ltd., Class A	259,900	368,909
GD Power Development Co. Ltd., Class A	821,600	610,122
Geely Automobile Holdings Ltd.	254,000	602,567
Great Wall Motor Co. Ltd., Class H	435,000	846,986
Gree Electric Appliances, Inc. of Zhuhai, Class A	87,000	485,779
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	593,500	396,579
Guangdong Investment Ltd.	362,000	343,894
Guangdong South New Media Co. Ltd., Class A	55,600	377,284
Guangxi Guiguan Electric Power Co. Ltd., Class A	411,800	431,820
INVESTMENTS	SHARES	VALUE($)

China — continued
Guangxi Liugong Machinery Co. Ltd., Class A	230,400	376,526
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	38,571
Haitian International Holdings Ltd.	93,000	254,126
Heilongjiang Agriculture Co. Ltd., Class A	270,400	548,498
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,700	63,956
HLA Group Corp. Ltd.	450,900	391,884
Huadian Power International Corp. Ltd., Class H	908,000	535,265
Huapont Life Sciences Co. Ltd., Class A	471,700	323,891
Huaxin Cement Co. Ltd., Class H	161,900	363,538
Huayu Automotive Systems Co. Ltd., Class A	92,100	264,115
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	137,500	483,601
Industrial & Commercial Bank of China Ltd., Class H	2,312,000	1,791,336
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	223,716	793,668
Inner Mongolia ERDOS Resources Co. Ltd., Class A	216,380	336,067
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	569,500	342,169
Inner Mongolia Yitai Coal Co. Ltd., Class B	399,100	778,417
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	222,100	314,193
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	93,900	474,838
Jiangsu Zhongtian Technology Co. Ltd., Class A	188,400	447,984
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	167,700	286,272
KingClean Electric Co. Ltd., Class A	22,718	81,702
Kunlun Energy Co. Ltd.	602,000	553,350
Lao Feng Xiang Co. Ltd., Class A	22,700	153,609
Li Ning Co. Ltd.	17,000	36,962
Livzon Pharmaceutical Group, Inc., Class A	69,600	358,931
Meihua Holdings Group Co. Ltd., Class A	271,400	425,489
Nanjing Iron & Steel Co. Ltd., Class A	662,100	488,033
Newland Digital Technology Co. Ltd., Class A	59,000	228,168
Offshore Oil Engineering Co. Ltd., Class A	335,900	256,849
PetroChina Co. Ltd., Class A	472,800	607,966
Qingdao Port International Co. Ltd., Class A	451,300	540,162
Qinhuangdao Port Co. Ltd., Class A	796,300	423,487
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	77

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
SF Holding Co. Ltd., Class A	78,100	442,088
Shaanxi Coal Industry Co. Ltd., Class A	262,500	836,412
Shandong Nanshan Aluminum Co. Ltd., Class A	735,800	476,032
Shandong Publishing & Media Co. Ltd., Class A	123,700	145,132
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	30,800	21,560
Shanghai Huayi Group Co. Ltd., Class A	362,800	404,941
Shanghai International Port Group Co. Ltd., Class A	463,900	363,535
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	160,800	611,724
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	31,500	47,428
Shanghai Tunnel Engineering Co. Ltd., Class A	446,400	413,728
Shanjin International Gold Co. Ltd., Class A	83,320	254,319
Shenergy Co. Ltd., Class A	335,700	387,831
Shenzhen Aisidi Co. Ltd., Class A	273,340	475,870
Shenzhen Expressway Corp. Ltd.	249,700	358,313
Shenzhen Transsion Holdings Co. Ltd., Class A	3,201	34,264
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	80,000	392,921
Sinoma International Engineering Co., Class A	154,300	206,297
Sinopharm Group Co. Ltd., Class H	158,000	393,826
Sinotrans Ltd., Class A	58,800	55,551
Sinotruk Hong Kong Ltd.	233,000	778,415
TangShan Port Group Co. Ltd., Class A	998,700	556,848
Tasly Pharmaceutical Group Co. Ltd., Class A	177,400	384,707
Tian Di Science & Technology Co. Ltd., Class A	581,200	487,698
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Tianjin Port Co. Ltd., Class A	616,800	416,356
Tianshan Aluminum Group Co. Ltd., Class A	241,000	451,957
Triangle Tyre Co. Ltd., Class A	177,100	367,555
Uni-President China Holdings Ltd.	344,000	372,308
Wanxiang Qianchao Co. Ltd., Class A	657,400	1,159,238
Wuliangye Yibin Co. Ltd., Class A	40,800	681,537
Xiamen C & D, Inc., Class A	232,500	332,581
Xinhua Winshare Publishing and Media Co. Ltd., Class A	285,200	574,516
Yangzijiang Shipbuilding Holdings Ltd.	438,900	1,185,363
Yankuang Energy Group Co. Ltd., Class H	677,200	929,691
INVESTMENTS	SHARES	VALUE($)

China — continued
Youngor Fashion Co. Ltd., Class A	449,000	472,747
Yunnan Aluminium Co. Ltd., Class A	185,800	599,294
Yunnan Baiyao Group Co. Ltd., Class A	33,560	266,982
Yunnan Yuntianhua Co. Ltd., Class A	134,100	541,418
Yutong Bus Co. Ltd., Class A	175,000	794,226
Zhejiang Expressway Co. Ltd., Class H	468,000	456,865
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	142,800	224,665
Zhejiang Longsheng Group Co. Ltd., Class A	477,700	706,303
Zhejiang NHU Co. Ltd., Class A	129,800	442,869
Zhejiang Semir Garment Co. Ltd., Class A	95,800	72,724
Zhejiang Zheneng Electric Power Co. Ltd., Class A	453,700	328,575
Zhongjin Gold Corp. Ltd., Class A	186,700	579,079
Zhongshan Broad Ocean Motor Co. Ltd., Class A	385,100	662,788
ZMJ Group Co. Ltd., Class A	51,300	174,212
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	86,200	83,229
		73,793,993
Colombia — 0.2%
Ecopetrol SA	784,612	362,316
Grupo Cibest SA (Preference)	34,906	509,825
		872,141
Czech Republic — 0.5%
CEZ A/S	20,659	1,265,346
Moneta Money Bank A/S (b)	62,246	526,882
		1,792,228
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	339,885	758,969
Greece — 2.2%
Eurobank Ergasias Services and Holdings SA	205,764	774,003
Hellenic Telecommunications Organization SA	44,055	827,300
HELLENiQ ENERGY Holdings S.A.	32,495	285,811
JUMBO SA	26,921	854,580
Motor Oil Hellas Corinth Refineries SA	28,736	861,148
National Bank of Greece SA	67,274	988,828
OPAP SA	44,005	910,466
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — continued
Piraeus Financial Holdings SA	162,127	1,266,247
Public Power Corp. SA	55,173	958,199
		7,726,582
Hungary — 0.8%
Magyar Telekom Telecommunications plc	143,351	751,326
MOL Hungarian Oil & Gas plc	88,261	776,416
OTP Bank Nyrt.	5,128	489,495
Richter Gedeon Nyrt.	32,358	996,758
		3,013,995
India — 9.7%
Adani Power Ltd. *	707,479	1,256,538
Aurobindo Pharma Ltd.	21,649	277,710
Bajaj Auto Ltd.	11,148	1,116,139
Bajaj Holdings & Investment Ltd.	1,277	176,961
Bank of Baroda	25,037	78,462
Bharat Petroleum Corp. Ltd.	173,133	694,558
Canara Bank	128,342	197,897
Castrol India Ltd.	42,104	92,395
Cipla Ltd.	61,337	1,037,199
Coal India Ltd.	50,777	222,125
Colgate-Palmolive India Ltd.	7,278	183,850
Dabur India Ltd.	61,690	338,670
Divi's Laboratories Ltd.	11,049	838,827
Dr Reddy's Laboratories Ltd.	54,393	731,872
GAIL India Ltd.	111,973	230,364
Glenmark Pharmaceuticals Ltd.	8,855	188,489
HCL Technologies Ltd.	76,328	1,324,379
Hindalco Industries Ltd.	26,633	254,021
Hindustan Petroleum Corp. Ltd.	82,764	442,777
Hindustan Unilever Ltd.	87,681	2,435,099
Hindustan Zinc Ltd.	32,504	174,378
ICICI Lombard General Insurance Co. Ltd. (b)	3,726	83,654
Indian Oil Corp. Ltd.	349,864	652,889
Indus Towers Ltd. *	118,600	486,013
Infosys Ltd.	239,539	3,991,221
ITC Ltd.	347,448	1,644,656
Jindal Steel Ltd.	22,852	274,359
JSW Steel Ltd.	35,085	476,416
Mphasis Ltd.	596	18,525
Nestle India Ltd.	58,162	833,607
NHPC Ltd.	239,314	228,465
NMDC Ltd.	609,952	520,347
NTPC Ltd.	290,296	1,101,091
INVESTMENTS	SHARES	VALUE($)

India — continued
Oil & Natural Gas Corp. Ltd.	260,367	749,271
Oil India Ltd.	42,122	205,680
Petronet LNG Ltd.	95,100	301,130
Piramal Enterprises Ltd.	3,590	45,464
Power Grid Corp. of India Ltd.	229,334	744,071
REC Ltd.	112,307	473,939
Reliance Industries Ltd.	133,510	2,234,002
Steel Authority of India Ltd.	120,101	185,040
Sun Pharmaceutical Industries Ltd.	52,379	998,493
Tata Consultancy Services Ltd.	54,936	1,890,717
Tata Motors Ltd. ‡ *	99,551	292,592
Tata Motors Passenger Vehicles Ltd.	99,551	459,481
Tata Power Co. Ltd. (The)	163,256	744,067
Tata Steel Ltd.	479,810	987,457
Titan Co. Ltd.	8,529	359,905
Torrent Power Ltd.	15,954	236,365
Union Bank of India Ltd.	91,718	153,566
United Breweries Ltd.	2,861	57,927
UPL Ltd.	12,821	103,981
Vedanta Ltd.	118,944	660,323
Zydus Lifesciences Ltd.	19,465	213,836
		34,701,260
Indonesia — 2.0%
Alamtri Resources Indonesia Tbk. PT	5,386,500	609,787
Astra International Tbk. PT	3,494,700	1,292,212
Bukit Asam Tbk. PT	2,721,700	392,538
Elang Mahkota Teknologi Tbk. PT	5,366,800	381,465
Gudang Garam Tbk. PT	76,100	79,166
Indofood CBP Sukses Makmur Tbk. PT	797,800	416,936
Indofood Sukses Makmur Tbk. PT	1,387,100	617,281
Kalbe Farma Tbk. PT	448,000	34,362
Perusahaan Gas Negara Tbk. PT	5,296,100	553,741
Sarana Menara Nusantara Tbk. PT	1,443,800	47,316
Sumber Alfaria Trijaya Tbk. PT	1,540,000	185,958
Telkom Indonesia Persero Tbk. PT	6,006,400	1,161,846
Trimegah Bangun Persada Tbk. PT	3,369,900	253,269
Unilever Indonesia Tbk. PT	1,619,900	251,177
United Tractors Tbk. PT	384,900	622,336
XLSMART Telecom Sejahtera Tbk. PT	2,515,200	394,749
		7,294,139
Kuwait — 0.8%
Agility Global plc	624,869	185,439
Agility Public Warehousing Co. KSC	560,999	275,523
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	79

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Kuwait — continued
Mobile Telecommunications Co. KSCP	559,165	966,356
National Bank of Kuwait SAKP	373,936	1,280,637
		2,707,955
Malaysia — 3.4%
AMMB Holdings Bhd.	439,700	598,090
Axiata Group Bhd.	277,100	166,167
CELCOMDIGI Bhd.	193,100	165,988
CIMB Group Holdings Bhd.	651,300	1,133,460
Genting Bhd.	82,300	66,368
Genting Malaysia Bhd.	493,200	274,231
Hong Leong Financial Group Bhd.	10,600	42,753
IHH Healthcare Bhd.	220,200	433,554
Kuala Lumpur Kepong Bhd.	58,200	284,648
Malayan Banking Bhd.	555,708	1,309,683
Maxis Bhd.	697,100	632,573
Petronas Chemicals Group Bhd.	393,700	366,203
Petronas Gas Bhd.	217,200	959,456
PPB Group Bhd.	192,960	513,007
Press Metal Aluminium Holdings Bhd.	474,600	716,914
RHB Bank Bhd.	570,400	922,149
SD Guthrie Bhd.	378,600	477,318
Sime Darby Bhd.	970,100	474,244
Telekom Malaysia Bhd.	447,600	780,054
Tenaga Nasional Bhd.	457,400	1,449,159
YTL Corp. Bhd.	247,300	153,194
YTL Power International Bhd.	142,000	134,973
		12,054,186
Mexico — 6.4%
Alfa SAB de CV, Class A	1,066,787	807,907
Alsea SAB de CV	26,363	72,951
America Movil SAB de CV	1,485,977	1,690,855
Arca Continental SAB de CV	107,457	1,039,837
Banco del Bajio SA (b)	127,225	324,662
Cemex SAB de CV	1,792,771	1,818,005
Coca-Cola Femsa SAB de CV	111,542	957,910
Controladora Alpek SAB de CV *	1,047,744	162,419
El Puerto de Liverpool SAB de CV, Class C1	68,692	334,688
Fibra Uno Administracion SA de CV, REIT	440,996	642,558
Fomento Economico Mexicano SAB de CV	69,881	658,356
Gentera SAB de CV	81,138	192,467
Gruma SAB de CV, Class B	49,337	835,583
Grupo Aeroportuario del Centro Norte SAB de CV	70,933	874,173
INVESTMENTS	SHARES	VALUE($)

Mexico — continued
Grupo Aeroportuario del Pacifico SAB de CV, Class B	17,355	360,449
Grupo Aeroportuario del Sureste SAB de CV, Class B	31,687	958,771
Grupo Carso SAB de CV	43,620	309,849
Grupo Financiero Banorte SAB de CV, Class O	273,476	2,567,320
Grupo Mexico SAB de CV	271,910	2,346,255
Industrias Penoles SAB de CV *	24,257	1,024,791
Kimberly-Clark de Mexico SAB de CV, Class A	405,089	785,169
Megacable Holdings SAB de CV	167,269	478,709
Orbia Advance Corp. SAB de CV	185,198	167,669
Prologis Property Mexico SA de CV, REIT	180,217	722,381
Promotora y Operadora de Infraestructura SAB de CV	64,236	829,845
Qualitas Controladora SAB de CV	9,463	85,856
Wal-Mart de Mexico SAB de CV	565,351	1,871,469
		22,920,904
Philippines — 0.3%
Globe Telecom, Inc.	3,973	99,616
Manila Electric Co.	76,760	763,035
PLDT, Inc.	12,840	244,029
Puregold Price Club, Inc.	199,500	129,158
		1,235,838
Qatar — 1.2%
Industries Qatar QSC	276,052	962,884
Mesaieed Petrochemical Holding Co.	419,015	143,695
Ooredoo QPSC	246,457	917,191
Qatar Electricity & Water Co. QSC	134,211	566,185
Qatar Fuel QSC	84,325	347,398
Qatar Gas Transport Co. Ltd.	676,738	823,015
Qatar International Islamic Bank QSC	27,358	83,748
Qatar Navigation QSC	165,422	505,227
		4,349,343
Romania — 0.3%
NEPI Rockcastle NV	131,312	1,063,372
Russia — 0.0%
Alrosa PJSC ‡ *	200,448	—
Federal Grid Co. - Rosseti PJSC ‡ *	170,798,392	—
GMK Norilskiy Nickel PAO ‡ *	308,700	—
Inter RAO UES PJSC ‡ *	6,142,220	—
LUKOIL PJSC ‡ *	17,853	—
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Russia — continued
M.Video PJSC ‡ *	8,526	—
Magnit PJSC ‡ *	7,858	—
Magnitogorsk Iron & Steel Works PJSC ‡ *	334,440	—
Mobile TeleSystems PJSC ‡ *	120,496	—
Novolipetsk Steel PJSC ‡ *	155,019	—
PhosAgro PJSC ‡ *	1,940	—
Rostelecom PJSC ‡ *	157,186	—
RusHydro PJSC ‡ *	35,715,691	—
Sberbank of Russia PJSC ‡ *	537,391	—
Severstal PAO ‡ *	20,498	—
Sistema AFK PAO ‡ *	308,352	—
Surgutneftegas PAO (Preference) ‡ *	655,737	—
Tatneft PJSC ‡ *	17,275	—
Unipro PAO ‡ *	4,941,067	—
		—
Saudi Arabia — 4.3%
Abdullah Al Othaim Markets Co.	144,420	293,219
Almarai Co. JSC	57,552	763,036
Arab National Bank	45,200	292,332
Arabian Centres Co. (b)	30,526	178,373
Catrion Catering Holding Co.	19,974	515,000
Elm Co.	1,835	464,215
Etihad Etisalat Co.	68,384	1,233,748
Jamjoom Pharmaceuticals Factory Co.	13,169	547,175
Jarir Marketing Co.	139,771	529,366
Leejam Sports Co. JSC	8,147	278,202
Mobile Telecommunications Co. Saudi Arabia	121,868	372,961
Mouwasat Medical Services Co.	16,103	330,060
Nahdi Medical Co.	5,718	177,012
Riyadh Cables Group Co.	19,044	719,552
SABIC Agri-Nutrients Co.	29,852	974,668
Sahara International Petrochemical Co.	23,715	119,521
SAL Saudi Logistics Services	5,538	260,060
Saudi Arabian Mining Co. *	14,505	249,366
Saudi Arabian Oil Co. (b)	348,436	2,407,516
Saudi Aramco Base Oil Co.	19,736	507,164
Saudi Cement Co.	37,118	378,799
Saudi Investment Bank (The)	49,894	182,878
Saudi Telecom Co.	192,318	2,316,783
Savola Group (The) *	30,537	200,396
Seera Group Holding *	55,145	456,345
INVESTMENTS	SHARES	VALUE($)

Saudi Arabia — continued
United Electronics Co.	17,720	419,123
Yanbu National Petrochemical Co.	18,582	170,862
		15,337,732
South Africa — 6.7%
African Rainbow Minerals Ltd.	60,252	598,363
Aspen Pharmacare Holdings Ltd.	76,652	433,805
Bid Corp. Ltd.	44,888	1,110,426
Bidvest Group Ltd.	79,522	1,031,917
Clicks Group Ltd.	34,626	730,089
Exxaro Resources Ltd.	81,666	833,029
Foschini Group Ltd.	77,147	409,819
Gold Fields Ltd.	18,909	729,058
Harmony Gold Mining Co. Ltd.	81,345	1,353,465
Impala Platinum Holdings Ltd.	75,466	808,768
Investec Ltd.	94,876	713,643
Kumba Iron Ore Ltd.	24,456	487,004
Mr Price Group Ltd.	77,493	925,874
MTN Group Ltd.	201,041	2,008,504
Naspers Ltd., Class N	66,074	4,640,777
Nedbank Group Ltd.	76,374	1,040,316
Pepkor Holdings Ltd. (b)	545,128	831,168
Shoprite Holdings Ltd.	50,809	850,016
Sibanye Stillwater Ltd. *	212,230	563,195
Tiger Brands Ltd.	49,401	935,734
Valterra Platinum Ltd.	19,280	1,192,453
Vodacom Group Ltd.	121,933	987,079
Woolworths Holdings Ltd.	246,371	744,051
		23,958,553
Taiwan — 10.4%
Accton Technology Corp.	24,000	834,641
Asustek Computer, Inc.	60,000	1,355,490
Capital Securities Corp.	840,000	666,462
Catcher Technology Co. Ltd.	16,000	103,172
Cathay Financial Holding Co. Ltd.	482,000	1,000,291
Chang Hwa Commercial Bank Ltd.	490,000	315,136
Cheng Shin Rubber Industry Co. Ltd.	553,000	573,285
China Airlines Ltd.	1,125,000	729,347
China Motor Corp.	110,000	208,205
Chunghwa Telecom Co. Ltd.	422,000	1,798,124
CTBC Financial Holding Co. Ltd.	1,624,395	2,206,063
E.Sun Financial Holding Co. Ltd.	835,831	807,368
Eclat Textile Co. Ltd.	48,000	637,945
Eternal Materials Co. Ltd.	339,000	449,092
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	81

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Eva Airways Corp.	716,000	840,489
Evergreen Marine Corp. Taiwan Ltd.	159,800	1,002,445
Far EasTone Telecommunications Co. Ltd.	314,000	942,989
Feng TAY Enterprise Co. Ltd.	117,960	466,904
First Financial Holding Co. Ltd.	750,799	696,412
Fubon Financial Holding Co. Ltd.	291,526	862,791
Giant Manufacturing Co. Ltd.	68,000	224,035
International Games System Co. Ltd.	28,000	654,280
King Slide Works Co. Ltd.	11,000	1,459,281
MediaTek, Inc.	54,000	2,290,110
Mega Financial Holding Co. Ltd.	1,326,694	1,744,198
Nien Made Enterprise Co. Ltd.	56,000	670,871
Pou Chen Corp.	746,000	709,814
President Chain Store Corp.	119,000	921,534
SinoPac Financial Holdings Co. Ltd.	1,660,349	1,382,063
Taiwan Cooperative Financial Holding Co. Ltd.	502,834	388,613
Taiwan Fertilizer Co. Ltd.	418,000	653,416
Taiwan Mobile Co. Ltd.	281,000	1,000,038
Taiwan Semiconductor Manufacturing Co. Ltd.	102,000	4,932,688
Uni-President Enterprises Corp.	611,000	1,561,057
Yang Ming Marine Transport Corp.	291,000	542,907
Yuanta Financial Holding Co. Ltd.	1,381,104	1,546,347
		37,177,903
Thailand — 4.3%
Advanced Info Service PCL	151,000	1,410,299
Bangkok Bank PCL	120,400	595,763
Banpu PCL, NVDR	2,978,000	464,587
Carabao Group PCL, NVDR	214,700	298,208
Charoen Pokphand Foods PCL, NVDR	1,220,300	795,620
CP ALL PCL, NVDR	561,600	798,506
CP Axtra PCL, NVDR	71,992	43,606
Digital Telecommunications Infrastructure Fund, Class F	1,237,600	356,073
Electricity Generating PCL	72,800	276,921
Global Power Synergy PCL, Class F	308,000	394,802
Indorama Ventures PCL, NVDR	617,200	364,177
Kasikornbank PCL, NVDR	254,500	1,466,962
Krung Thai Bank PCL	1,305,800	1,090,354
Minor International PCL, NVDR	687,100	488,599
Osotspa PCL, NVDR	578,400	280,598
PTT Exploration & Production PCL	279,000	924,494
PTT Oil & Retail Business PCL	926,700	420,669
INVESTMENTS	SHARES	VALUE($)

Thailand — continued
PTT PCL, NVDR	1,564,800	1,488,137
Ratch Group PCL	95,000	81,505
SCB X PCL, NVDR	295,700	1,197,586
Thai Oil PCL	510,400	564,475
Thai Union Group PCL, Class F	993,600	402,407
TMBThanachart Bank PCL, NVDR	9,411,400	538,592
True Corp. PCL, NVDR *	1,782,300	622,421
		15,365,361
Turkey — 5.7%
AG Anadolu Grubu Holding A/S	403,197	245,791
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S *	695,133	474,728
Akbank TAS	115,894	167,338
Akcansa Cimento A/S	139,122	441,101
Aselsan Elektronik Sanayi ve Ticaret A/S	246,680	1,192,585
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	142,838	333,377
Aygaz A/S	123,523	580,106
BIM Birlesik Magazalar A/S	63,426	812,233
Celebi Hava Servisi A/S	9,313	345,467
Cimsa Cimento Sanayi ve Ticaret A/S	513,859	579,223
Coca-Cola Icecek A/S	323,558	395,526
Dogan Sirketler Grubu Holding A/S	1,483,334	602,312
Dogus Otomotiv Servis ve Ticaret A/S	86,163	369,410
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	460,524	990,060
Enerjisa Enerji A/S (b)	122,865	241,032
Enerya Enerji A/S	2,548,912	591,770
Enka Insaat ve Sanayi A/S	470,484	867,937
Ford Otomotiv Sanayi A/S	313,847	739,988
GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	30,771	249,487
Is Yatirim Menkul Degerler A/S	333,775	348,722
Mavi Giyim Sanayi ve Ticaret A/S, Class B (b)	480,590	460,199
Migros Ticaret A/S	50,353	542,357
MLP Saglik Hizmetleri A/S * (b)	61,387	490,544
Nuh Cimento Sanayi A/S	48,276	280,100
Oyak Cimento Fabrikalari A/S	1,383,656	697,956
Pegasus Hava Tasimaciligi A/S *	105,122	524,137
Sok Marketler Ticaret A/S *	427,133	448,931
TAV Havalimanlari Holding A/S *	84,668	532,162
Tekfen Holding A/S *	262,228	525,030
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	388,589	709,187
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Turk Hava Yollari AO	126,478	875,816
Turk Telekomunikasyon A/S *	493,766	598,589
Turk Traktor ve Ziraat Makineleri A/S	4,720	61,393
Turkcell Iletisim Hizmetleri A/S	342,300	810,447
Turkiye Garanti Bankasi A/S	58,891	188,093
Turkiye Is Bankasi A/S, Class C	1,952,630	586,089
Turkiye Petrol Rafinerileri A/S	195,685	918,554
Ulker Biskuvi Sanayi A/S	138,613	355,648
Zorlu Enerji Elektrik Uretim A/S *	860,908	68,520
		20,241,945
United Arab Emirates — 4.8%
Abu Dhabi Commercial Bank PJSC	376,455	1,476,946
Abu Dhabi Islamic Bank PJSC	216,072	1,241,578
Abu Dhabi National Oil Co. for Distribution PJSC	544,199	531,909
ADNOC Drilling Co. PJSC	441,073	670,085
ADNOC Logistics & Services	337,957	527,913
Air Arabia PJSC	784,376	832,292
Aldar Properties PJSC	536,665	1,314,893
Borouge plc	649,313	443,932
Dubai Electricity & Water Authority PJSC	1,313,029	993,395
Dubai Islamic Bank PJSC	474,022	1,226,208
Emaar Development PJSC	238,585	969,146
Emaar Properties PJSC	531,661	2,057,339
Emirates NBD Bank PJSC	107,249	820,511
Emirates Telecommunications Group Co. PJSC	314,130	1,658,538
NMDC Group PJSC	113,960	742,162
Presight AI Holding plc *	190,794	187,440
Salik Co. PJSC	525,115	854,950
Space42 plc *	361,071	182,691
Talabat Holding plc	1,310,920	341,232
		17,073,160
United Kingdom — 0.8%
Anglogold Ashanti plc	39,238	2,690,307
United States — 0.3%
GCC SAB de CV	52,150	500,546
Titan SA	11,957	535,377
		1,035,923
Total Common Stocks (Cost $294,765,365)		357,342,614
INVESTMENTS	NO. OF WARRANTS	VALUE($)
Warrants — 0.0% ^
Malaysia — 0.0% ^
YTL Corp. Bhd. expiring 6/2/2028, price 1.50 MYR *	212,660	55,568
YTL Power International Bhd. expiring 6/2/2028, price 2.45 MYR *	68,800	25,147
Total Warrants (Cost $—)		80,715
	SHARES
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (c) (d) (Cost $ 810,808)	810,808	810,808
Total Investments — 100.3% (Cost $295,576,173)		358,234,137
Liabilities in Excess of Other Assets — (0.3)%		(943,862)
NET ASSETS — 100.0%		357,290,275

Percentages indicated are based on net assets.

Abbreviations
JSC	Joint Stock Company
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	83

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.0%
Oil, Gas & Consumable Fuels	8.1
Metals & Mining	7.8
Wireless Telecommunication Services	4.1
Electric Utilities	4.0
Food Products	3.8
Diversified Telecommunication Services	3.7
Pharmaceuticals	2.9
Consumer Staples Distribution & Retail	2.8
Transportation Infrastructure	2.7
Independent Power and Renewable Electricity Producers	2.7
Specialty Retail	2.3
IT Services	2.2
Chemicals	2.1
Semiconductors & Semiconductor Equipment	2.0
Beverages	1.9
Broadline Retail	1.9
Real Estate Management & Development	1.7
Machinery	1.6
Construction Materials	1.6
Gas Utilities	1.5
Industrial Conglomerates	1.5
Automobiles	1.4
Passenger Airlines	1.3
Personal Care Products	1.1
Insurance	1.1
Marine Transportation	1.0
Construction & Engineering	1.0
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	13.0
Short-Term Investments	0.2
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	85

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	2	12/19/2025	USD	140,650	6,076

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Australia — 10.1%
AGL Energy Ltd.	75,720	458,687
Ampol Ltd.	12,563	252,386
Ansell Ltd.	39,240	937,451
APA Group	119,684	718,814
BHP Group Ltd.	39,358	1,122,027
BlueScope Steel Ltd.	49,804	745,125
Brambles Ltd.	13,188	214,299
CAR Group Ltd.	33,979	793,390
Charter Hall Group, REIT	28,636	420,569
Cochlear Ltd.	5,550	1,041,956
Coles Group Ltd.	90,725	1,308,486
Dexus, REIT	175,954	838,909
Dyno Nobel Ltd.	276,857	582,611
EBOS Group Ltd.	10,962	181,290
Endeavour Group Ltd.	275,478	659,068
Evolution Mining Ltd.	78,192	553,331
Fortescue Ltd.	90,992	1,265,447
GPT Group (The), REIT	323,879	1,137,626
Harvey Norman Holdings Ltd.	174,821	826,221
Iluka Resources Ltd.	7,102	32,109
JB Hi-Fi Ltd.	18,739	1,281,867
Lottery Corp. Ltd. (The)	176,959	636,525
Metcash Ltd.	257,690	641,886
New Hope Corp. Ltd. (a)	215,403	584,602
Northern Star Resources Ltd.	81,756	1,318,303
Orica Ltd.	13,828	201,064
Origin Energy Ltd.	175,022	1,402,595
Pro Medicus Ltd.	6,028	1,035,037
Qantas Airways Ltd.	66,515	443,133
Ramsay Health Care Ltd. (a)	9,229	193,625
REA Group Ltd.	3,869	539,095
Rio Tinto Ltd.	13,278	1,152,880
Rio Tinto plc	22,964	1,655,475
Santos Ltd.	278,690	1,151,028
SGH Ltd.	10,839	343,438
Sigma Healthcare Ltd.	191,739	389,818
Sonic Healthcare Ltd.	61,843	855,945
South32 Ltd.	288,775	597,212
Stockland, REIT	349,482	1,444,893
Telstra Group Ltd.	434,521	1,388,225
Vicinity Ltd., REIT	755,865	1,248,741
Wesfarmers Ltd.	23,485	1,288,998
Whitehaven Coal Ltd. (a)	276,409	1,299,151
WiseTech Global Ltd.	10,494	473,300
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Woodside Energy Group Ltd.	29,791	482,777
Yancoal Australia Ltd.	212,474	773,094
		36,912,509
Austria — 0.4%
OMV AG	26,344	1,442,233
Belgium — 0.3%
Anheuser-Busch InBev SA	12,346	752,825
D'ieteren Group	2,685	490,476
Syensqo SA	473	39,045
		1,282,346
Brazil — 0.2%
Yara International ASA (a)	16,691	608,088
Chile — 0.4%
Antofagasta plc	43,856	1,609,619
China — 1.3%
AAC Technologies Holdings, Inc.	209,000	1,074,342
Budweiser Brewing Co. APAC Ltd. (b)	844,106	856,213
Lenovo Group Ltd.	776,000	1,132,067
SITC International Holdings Co. Ltd.	177,917	655,293
Wilmar International Ltd.	354,500	851,902
Xinyi Glass Holdings Ltd.	13,000	15,204
		4,585,021
Denmark — 0.3%
Carlsberg A/S, Class B (a)	8,384	985,787
Novo Nordisk A/S, Class B	5,884	289,679
		1,275,466
Finland — 0.7%
Elisa OYJ	4,549	200,448
Kesko OYJ, Class B	28,078	592,295
Orion OYJ, Class B	8,297	579,404
UPM-Kymmene OYJ (a)	33,244	892,013
Wartsila OYJ Abp	8,597	281,269
		2,545,429
France — 5.0%
Air Liquide SA	2,880	557,392
Arkema SA	8,463	502,386
Capgemini SE	5,100	784,612
Carrefour SA	61,312	923,417
Cie Generale des Etablissements Michelin SCA	21,083	673,505
Covivio SA, REIT	8,785	563,627
Credit Agricole SA	49,332	890,511
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	87

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Danone SA	15,137	1,336,849
Eiffage SA	9,797	1,205,519
Engie SA	56,382	1,320,070
EssilorLuxottica SA	3,852	1,410,675
Gecina SA, REIT	8,155	757,855
Klepierre SA, REIT	35,483	1,356,038
Orange SA	88,518	1,415,967
Publicis Groupe SA	10,534	1,055,813
TotalEnergies SE	18,407	1,149,242
Unibail-Rodamco-Westfield, REIT	10,753	1,111,895
Vinci SA	7,770	1,038,976
		18,054,349
Germany — 3.2%
Aumovio SE *	4,461	191,795
Beiersdorf AG	2,297	243,514
Brenntag SE (a)	5,142	285,580
Continental AG	8,923	681,823
Covestro AG *	5,084	355,120
Deutsche Lufthansa AG (Registered)	101,112	886,439
Deutsche Telekom AG (Registered)	32,978	1,021,500
Evonik Industries AG	56,586	948,271
Fresenius Medical Care AG	21,702	1,165,121
Fresenius SE & Co. KGaA	13,878	798,581
Heidelberg Materials AG	6,129	1,437,886
Mercedes-Benz Group AG	14,729	955,685
Merck KGaA	3,136	410,796
SAP SE	4,449	1,157,063
Scout24 SE (b)	8,261	955,354
		11,494,528
Hong Kong — 3.4%
CK Infrastructure Holdings Ltd.	162,500	1,056,958
CLP Holdings Ltd.	144,500	1,232,494
Henderson Land Development Co. Ltd.	191,000	671,891
Hong Kong & China Gas Co. Ltd.	1,092,393	1,016,638
Hongkong Land Holdings Ltd.	40,100	245,024
Hutchison Port Holdings Trust	929,800	195,258
Johnson Electric Holdings Ltd.	55,000	258,076
Link, REIT	55,700	290,064
Orient Overseas International Ltd.	63,500	1,098,927
PCCW Ltd.	1,249,000	892,248
Power Assets Holdings Ltd.	175,500	1,114,907
Prudential plc	20,641	287,077
Sun Hung Kai Properties Ltd.	92,500	1,125,613
INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued
Swire Pacific Ltd., Class A (a)	90,500	747,469
United Energy Group Ltd.	6,216,000	396,605
WH Group Ltd. (b)	1,332,243	1,281,508
Yue Yuen Industrial Holdings Ltd.	198,500	364,043
		12,274,800
Indonesia — 0.1%
First Pacific Co. Ltd.	336,000	271,290
Italy — 3.4%
A2A SpA	421,924	1,229,326
Banca Mediolanum SpA	23,982	482,146
BPER Banca SpA (a)	30,469	365,076
Coca-Cola HBC AG	25,299	1,148,020
Enel SpA	116,524	1,178,729
Eni SpA	61,644	1,136,683
Generali	17,864	687,691
Italgas SpA	141,239	1,482,011
Pirelli & C SpA (b)	80,374	564,229
Poste Italiane SpA (b)	55,686	1,342,584
Recordati Industria Chimica e Farmaceutica SpA	13,624	810,925
Ryanair Holdings plc	19,502	590,435
UniCredit SpA	18,779	1,390,523
		12,408,378
Ivory Coast — 0.3%
Endeavour Mining plc	28,276	1,144,424
Japan — 26.4%
Activia Properties, Inc., REIT	501	458,400
AEON REIT Investment Corp., REIT	332	281,080
Alfresa Holdings Corp.	33,500	473,300
Asahi Group Holdings Ltd.	73,100	788,151
Asahi Intecc Co. Ltd.	25,300	401,190
Asahi Kasei Corp.	34,900	267,408
Astellas Pharma, Inc.	57,800	605,029
BIPROGY, Inc.	11,500	464,501
Brother Industries Ltd.	34,600	588,917
Canon Marketing Japan, Inc.	20,600	857,800
Canon, Inc.	38,600	1,108,509
Capcom Co. Ltd.	28,600	746,835
Chubu Electric Power Co., Inc.	32,900	457,500
Chugai Pharmaceutical Co. Ltd.	25,600	1,171,654
Coca-Cola Bottlers Japan Holdings, Inc.	22,700	363,268
COMSYS Holdings Corp.	28,700	723,742
Cosmo Energy Holdings Co. Ltd.	37,600	858,610
Daito Trust Construction Co. Ltd.	53,000	990,892
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Daiwa Securities Group, Inc.	125,600	966,612
Dexerials Corp.	17,300	279,048
Dowa Holdings Co. Ltd.	200	7,252
Electric Power Development Co. Ltd.	71,100	1,351,308
ENEOS Holdings, Inc.	221,600	1,398,012
Fuji Media Holdings, Inc.	5,500	122,520
FUJIFILM Holdings Corp.	47,400	1,098,575
Hachijuni Bank Ltd. (The)	31,400	316,297
Hikari Tsushin, Inc.	4,600	1,218,477
Hoya Corp.	1,300	211,162
Hulic Co. Ltd.	88,300	912,260
Idemitsu Kosan Co. Ltd.	168,085	1,168,822
Inpex Corp.	72,200	1,332,244
Invincible Investment Corp., REIT	760	339,563
ITOCHU Corp.	20,700	1,199,012
Iwatani Corp.	30,200	314,405
Japan Metropolitan Fund Invest, REIT	906	700,857
Japan Post Holdings Co. Ltd.	71,800	672,842
Japan Post Insurance Co. Ltd.	27,500	711,214
Japan Real Estate Investment Corp., REIT	656	541,051
Japan Tobacco, Inc.	41,900	1,459,499
JFE Holdings, Inc.	4,900	56,155
Kajima Corp.	11,600	373,958
Kakaku.com, Inc.	12,500	222,219
Kansai Electric Power Co., Inc. (The)	27,900	435,244
Kao Corp.	25,500	1,079,151
Kawasaki Kisen Kaisha Ltd.	87,700	1,256,527
KDDI Corp.	83,100	1,324,644
Kinden Corp.	3,700	148,212
Kirin Holdings Co. Ltd.	18,500	260,160
Kobe Steel Ltd.	95,200	1,120,444
K's Holdings Corp.	35,500	351,922
Kuraray Co. Ltd.	57,200	619,851
Kyowa Kirin Co. Ltd.	6,700	103,743
Kyushu Electric Power Co., Inc.	129,400	1,269,966
Marubeni Corp.	60,500	1,486,849
MatsukiyoCocokara & Co.	56,200	1,018,354
Mebuki Financial Group, Inc.	77,000	480,450
Medipal Holdings Corp.	34,000	553,194
MEIJI Holdings Co. Ltd.	40,800	785,398
Mitsubishi Chemical Group Corp.	144,700	755,852
Mitsubishi Corp.	49,200	1,181,423
Mitsubishi HC Capital, Inc.	122,900	961,407
Mitsubishi UFJ Financial Group, Inc.	92,400	1,395,728
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Mitsui & Co. Ltd.	51,400	1,264,010
Mitsui Fudosan Co. Ltd.	85,800	893,384
Mitsui Kinzoku Co. Ltd.	19,900	2,026,964
Modec, Inc.	8,300	538,414
Morinaga Milk Industry Co. Ltd.	4,200	90,662
NEC Corp.	29,500	1,071,441
NH Foods Ltd.	10,000	369,328
Nichirei Corp.	17,600	208,338
Nintendo Co. Ltd.	15,000	1,279,348
Nippon Building Fund, Inc., REIT	600	553,630
Nippon Shokubai Co. Ltd.	37,200	431,012
Nippon Steel Corp.	183,500	756,393
Nippon Yusen KK	28,300	977,293
Nissan Chemical Corp.	8,000	270,285
Nisshin Seifun Group, Inc.	4,800	54,266
Niterra Co. Ltd.	38,000	1,558,878
Nitto Denko Corp.	60,600	1,509,234
NOF Corp.	900	16,015
Nomura Real Estate Holdings, Inc.	210,000	1,199,284
Nomura Real Estate Master Fund, Inc., REIT	196	209,131
NS Solutions Corp. (a)	14,400	362,834
NTT, Inc.	1,218,500	1,254,146
Obayashi Corp.	15,300	258,837
Ono Pharmaceutical Co. Ltd.	73,600	898,171
Open House Group Co. Ltd.	13,200	635,223
Osaka Gas Co. Ltd.	48,800	1,535,486
Otsuka Holdings Co. Ltd.	25,400	1,382,370
PeptiDream, Inc. *	9,900	100,238
Sankyo Co. Ltd.	69,500	1,205,642
Santen Pharmaceutical Co. Ltd.	92,100	902,375
Sanwa Holdings Corp.	19,900	542,707
Sawai Group Holdings Co. Ltd.	36,500	435,893
SCREEN Holdings Co. Ltd.	900	85,318
SCSK Corp.	29,000	1,065,653
Seibu Holdings, Inc.	12,700	446,380
Seiko Epson Corp.	51,500	652,537
Sekisui Chemical Co. Ltd.	20,300	351,683
Sekisui House REIT, Inc., REIT	816	419,970
Shimamura Co. Ltd.	6,000	386,818
Shionogi & Co. Ltd.	78,700	1,320,004
Skylark Holdings Co. Ltd.	19,300	349,156
SoftBank Corp.	900,600	1,279,752
SoftBank Group Corp.	9,100	1,596,765
Sojitz Corp.	13,120	348,080
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	89

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Subaru Corp.	13,600	289,314
Sugi Holdings Co. Ltd.	21,100	455,654
Sumitomo Chemical Co. Ltd.	135,400	398,255
Sumitomo Mitsui Financial Group, Inc.	51,300	1,388,886
Suntory Beverage & Food Ltd.	19,100	578,151
Suzuken Co. Ltd.	12,100	459,516
Takeda Pharmaceutical Co. Ltd.	45,800	1,236,028
TIS, Inc.	3,200	110,243
Toho Gas Co. Ltd.	16,200	483,732
Tohoku Electric Power Co., Inc.	137,500	940,805
Tokyo Electron Ltd.	5,600	1,234,634
Tokyo Gas Co. Ltd.	36,600	1,284,448
Tokyo Tatemono Co. Ltd.	56,600	1,056,735
Tokyu Fudosan Holdings Corp.	167,900	1,353,055
Tosoh Corp.	47,000	670,105
Toyo Suisan Kaisha Ltd.	18,100	1,311,978
Toyo Tire Corp.	22,800	623,126
Toyota Boshoku Corp.	11,200	170,297
Trend Micro, Inc.	7,500	382,743
Tsumura & Co.	17,000	394,342
UBE Corp.	3,700	54,394
United Urban Investment Corp., REIT	312	377,603
USS Co. Ltd.	77,700	857,644
Yamada Holdings Co. Ltd.	59,600	179,170
Yamato Kogyo Co. Ltd.	5,400	340,370
Yamazaki Baking Co. Ltd.	10,600	208,318
Yokohama Rubber Co. Ltd. (The)	26,300	938,621
		96,040,184
Luxembourg — 0.1%
RTL Group SA	7,378	284,872
Macau — 0.1%
MGM China Holdings Ltd.	198,800	380,789
Mexico — 0.4%
Fresnillo plc	50,143	1,466,341
Netherlands — 1.5%
ABN AMRO Bank NV, CVA (b)	35,051	1,047,278
ASR Nederland NV	6,646	443,545
Heineken Holding NV	11,873	801,796
JDE Peet's NV	5,071	184,555
Koninklijke Ahold Delhaize NV	32,175	1,316,942
Koninklijke KPN NV	280,116	1,296,227
NN Group NV	6,357	435,040
		5,525,383
INVESTMENTS	SHARES	VALUE($)

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	41,714	885,608
Spark New Zealand Ltd.	52,407	73,471
		959,079
Norway — 1.3%
Aker BP ASA	4,362	113,050
DNB Bank ASA	13,975	356,718
Equinor ASA	50,582	1,211,505
Mowi ASA	26,724	587,474
Norsk Hydro ASA	124,245	839,966
Orkla ASA	69,953	710,464
Telenor ASA	67,524	1,004,186
		4,823,363
Poland — 0.4%
ORLEN SA	56,178	1,522,641
Portugal — 0.2%
Galp Energia SGPS SA	989	19,870
Jeronimo Martins SGPS SA	29,687	764,590
		784,460
Russia — 0.0%
Evraz plc ‡ *	393,430	—
Singapore — 3.0%
CapitaLand Integrated Commercial Trust, REIT	717,308	1,304,060
ComfortDelGro Corp. Ltd.	249,000	279,196
DBS Group Holdings Ltd.	20,800	861,173
Jardine Cycle & Carriage Ltd.	17,900	446,956
Keppel Ltd.	168,900	1,320,858
Mapletree Pan Asia Commercial Trust, REIT	4,700	5,200
Oversea-Chinese Banking Corp. Ltd.	95,200	1,245,349
Sembcorp Industries Ltd.	190,200	953,006
Singapore Airlines Ltd.	209,300	1,065,445
Singapore Telecommunications Ltd.	416,900	1,360,783
Suntec, REIT	674,900	694,799
United Overseas Bank Ltd.	18,000	478,754
Venture Corp. Ltd.	73,900	845,696
		10,861,275
South Africa — 0.5%
Anglo American plc	45,650	1,727,061
South Korea — 8.8%
Alteogen, Inc. *	1,301	444,870
CJ CheilJedang Corp.	731	117,561
CJ Corp.	2,951	353,024
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
CJ Logistics Corp.	555	32,045
DB Insurance Co. Ltd.	4,389	390,111
Doosan Bobcat, Inc.	6,222	262,650
GS Holdings Corp.	6,534	219,618
GS Retail Co. Ltd.	11,191	139,090
Hana Financial Group, Inc.	24,408	1,462,248
Hankook Tire & Technology Co. Ltd.	14,844	481,948
Hanmi Pharm Co. Ltd.	1,484	441,643
Hanwha Aerospace Co. Ltd.	1,947	1,335,495
HD Hyundai Co. Ltd.	9,095	1,306,344
HD Hyundai Electric Co. Ltd.	3,834	2,329,333
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,625	1,537,260
Hyundai Mobis Co. Ltd.	3,381	747,666
Industrial Bank of Korea	70,334	953,165
KB Financial Group, Inc.	14,488	1,182,707
Kia Corp.	12,476	1,046,470
Korea Electric Power Corp.	53,930	1,614,343
Korea Gas Corp.	35,370	1,034,095
Korea Investment Holdings Co. Ltd.	199	25,372
Korean Air Lines Co. Ltd.	10,152	157,541
KT&G Corp.	14,659	1,379,586
LG Corp.	12,630	710,323
LG H&H Co. Ltd.	1,375	274,150
LG Innotek Co. Ltd.	3,498	590,086
LG Uplus Corp.	75,051	802,792
NAVER Corp.	1,164	218,152
NH Investment & Securities Co. Ltd.	21,922	312,522
NongShim Co. Ltd.	1,628	497,793
Orion Corp.	11,205	780,260
Posco International Corp.	7,019	270,387
Samsung Biologics Co. Ltd. * (b)	274	234,255
Samsung Electronics Co. Ltd.	17,905	1,347,821
Samsung Fire & Marine Insurance Co. Ltd.	362	112,041
Samsung SDS Co. Ltd.	2,483	318,484
Samsung Securities Co. Ltd.	11,839	640,747
SK hynix, Inc.	7,247	2,819,761
SK, Inc.	3,009	522,522
S-Oil Corp. *	4,078	205,263
Woori Financial Group, Inc.	81,562	1,451,942
Yuhan Corp.	13,409	1,109,337
		32,212,823
Spain — 2.1%
Amadeus IT Group SA	16,463	1,258,443
INVESTMENTS	SHARES	VALUE($)

Spain — continued
Endesa SA	44,521	1,595,449
Iberdrola SA	58,251	1,180,529
Industria de Diseno Textil SA	20,875	1,152,726
Merlin Properties Socimi SA, REIT	52,027	810,491
Naturgy Energy Group SA	38,454	1,164,835
Telefonica SA	111,060	563,205
		7,725,678
Sweden — 2.1%
Castellum AB (a)	4,447	50,572
Essity AB, Class B	30,960	850,398
Getinge AB, Class B	11,746	275,159
H & M Hennes & Mauritz AB, Class B (a)	21,582	407,600
Securitas AB, Class B (a)	59,576	877,606
SKF AB, Class B	45,918	1,176,972
SSAB AB, Class B	170,885	1,058,102
Tele2 AB, Class B	80,019	1,271,172
Telefonaktiebolaget LM Ericsson, Class B	62,660	635,740
Telia Co. AB	133,310	524,797
Trelleborg AB, Class B	13,472	562,217
		7,690,335
Switzerland — 1.8%
Avolta AG	5,297	279,226
DSM-Firmenich AG	3,872	315,603
Logitech International SA (Registered)	13,066	1,570,775
PSP Swiss Property AG (Registered)	4,710	814,659
Sandoz Group AG	2,236	149,089
Sonova Holding AG (Registered)	1,363	371,786
Swiss Prime Site AG (Registered)	7,719	1,097,201
Swisscom AG (Registered)	1,118	818,961
Temenos AG (Registered)	11,964	1,129,618
		6,546,918
Thailand — 0.2%
Thai Beverage PCL	1,745,800	643,412
United Kingdom — 17.5%
3i Group plc	24,393	1,411,638
Admiral Group plc	19,179	825,795
Ashtead Group plc	11,192	747,568
Associated British Foods plc	40,834	1,232,230
AstraZeneca plc	5,231	862,846
Auto Trader Group plc (b)	80,937	830,340
Aviva plc	162,288	1,426,397
BAE Systems plc	52,431	1,291,558
Barclays plc	295,803	1,586,576
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	91

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Berkeley Group Holdings plc	6,408	339,462
British American Tobacco plc	26,051	1,334,216
British Land Co. plc (The), REIT	247,023	1,233,747
BT Group plc	439,165	1,071,815
Bunzl plc	30,210	918,315
Burberry Group plc *	26,798	436,209
Centrica plc	648,143	1,527,545
CK Hutchison Holdings Ltd.	16,756	111,117
Compass Group plc	25,908	857,551
Convatec Group plc (b)	251,371	807,299
Croda International plc	14,240	540,566
DCC plc	7,666	505,029
Diploma plc	4,734	349,242
Entain plc	19,096	198,898
Halma plc	16,883	786,722
Hikma Pharmaceuticals plc	43,231	1,045,737
Howden Joinery Group plc	57,812	656,621
HSBC Holdings plc	114,197	1,598,695
IMI plc	37,957	1,193,330
Imperial Brands plc	33,736	1,340,478
Informa plc	105,605	1,344,703
InterContinental Hotels Group plc	10,679	1,288,179
International Consolidated Airlines Group SA	270,408	1,486,594
Intertek Group plc	17,250	1,148,990
J Sainsbury plc	269,429	1,209,089
Kingfisher plc	203,837	826,678
Land Securities Group plc, REIT	141,582	1,157,093
M&G plc	110,707	383,287
Marks & Spencer Group plc	221,654	1,158,324
National Grid plc	96,018	1,439,705
NatWest Group plc	208,327	1,603,809
Next plc	8,640	1,623,372
Pearson plc	100,826	1,403,299
Persimmon plc	19,046	302,700
Reckitt Benckiser Group plc	14,489	1,108,250
RELX plc	23,459	1,036,803
Rightmove plc	123,013	1,080,111
Rolls-Royce Holdings plc	100,322	1,543,836
Sage Group plc (The)	73,126	1,105,327
Smith & Nephew plc	56,072	1,035,427
Smiths Group plc	45,149	1,495,067
SSE plc	48,173	1,213,613
St. James's Place plc	35,906	612,630
Standard Chartered plc	77,674	1,594,434
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Taylor Wimpey plc	177,558	245,606
Tesco plc	240,773	1,452,987
Unilever plc	21,216	1,273,053
UNITE Group plc (The), REIT	60,994	454,968
United Utilities Group plc	88,838	1,401,553
Vodafone Group plc	1,089,029	1,318,351
Weir Group plc (The)	21,526	837,962
Whitbread plc	7,737	294,549
Wise plc, Class A *	45,946	584,251
WPP plc	193,789	732,265
		63,864,407
United States — 3.6%
Amrize Ltd. *	10,439	540,176
AP Moller - Maersk A/S, Class B	267	548,933
BP plc	131,144	768,348
CSL Ltd.	6,191	721,476
Experian plc	21,344	995,595
GSK plc	66,158	1,548,987
Haleon plc	251,977	1,171,752
Holcim AG	17,007	1,511,943
Novartis AG (Registered)	10,262	1,270,042
Roche Holding AG	2,975	963,663
Sanofi SA	4,735	479,006
Shell plc	41,720	1,564,059
Sims Ltd.	32,401	338,004
Tenaris SA	32,085	637,686
		13,059,670
Total Common Stocks (Cost $297,822,144)		362,027,171
Short-Term Investments — 1.3%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (c) (d) (Cost $242,263)	242,142	242,239
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $4,566,374)	4,566,374	4,566,374
Total Short-Term Investments (Cost $4,808,637)		4,808,613
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Total Investments — 100.7% (Cost $302,630,781)		366,835,784
Liabilities in Excess of Other Assets — (0.7)%		(2,546,784)
NET ASSETS — 100.0%		364,289,000

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $3,805,203.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	5.9%
Metals & Mining	5.7
Oil, Gas & Consumable Fuels	5.6
Pharmaceuticals	5.3
Electric Utilities	4.0
Diversified Telecommunication Services	3.7
Consumer Staples Distribution & Retail	3.2
Food Products	3.0
Real Estate Management & Development	2.8
Diversified REITs	2.8
Chemicals	2.6
Trading Companies & Distributors	2.5
Gas Utilities	2.4
Industrial Conglomerates	2.2
Technology Hardware, Storage & Peripherals	2.0
Health Care Equipment & Supplies	2.0
Beverages	2.0
Multi-Utilities	1.9
Automobile Components	1.9
Wireless Telecommunication Services	1.8
Insurance	1.6
Machinery	1.6
Specialty Retail	1.6
Tobacco	1.5
Hotels, Restaurants & Leisure	1.4
Health Care Providers & Services	1.4
Retail REITs	1.4
Interactive Media & Services	1.3
Passenger Airlines	1.3
Marine Transportation	1.2
Electronic Equipment, Instruments & Components	1.2
Software	1.2
IT Services	1.1
Aerospace & Defense	1.1
Semiconductors & Semiconductor Equipment	1.1
Capital Markets	1.1
Financial Services	1.0
Construction & Engineering	1.0
Broadline Retail	1.0
Media	1.0
Construction Materials	1.0
Others (each less than 1.0%)	9.3
Short-Term Investments	1.3
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	93

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	12	12/19/2025	USD	1,683,720	14,311

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.4%
General Dynamics Corp.	4,482	1,545,842
Automobiles & Parts — 0.4%
Ford Motor Co.	64,699	849,498
Gentex Corp.	33,666	789,468
		1,638,966
Banks — 2.0%
Bank of America Corp.	29,324	1,567,368
Citizens Financial Group, Inc.	6,066	308,577
Fifth Third Bancorp	27,232	1,133,396
First Citizens BancShares, Inc., Class A	804	1,467,155
Huntington Bancshares, Inc.	80,789	1,247,382
KeyCorp	13,289	233,754
Popular, Inc. (Puerto Rico)	8,848	986,287
Regions Financial Corp.	15,181	367,380
US Bancorp	9,218	430,296
		7,741,595
Beverages — 2.3%
Boston Beer Co., Inc. (The), Class A *	4,832	1,000,176
Brown-Forman Corp., Class B	21,923	596,963
Celsius Holdings, Inc. *	20,036	1,206,768
Coca-Cola Consolidated, Inc.	11,031	1,438,222
Molson Coors Beverage Co., Class B	30,945	1,352,915
Monster Beverage Corp. *	24,966	1,668,478
PepsiCo, Inc.	8,440	1,233,000
Primo Brands Corp.	18,692	410,663
		8,907,185
Chemicals — 3.0%
Air Products and Chemicals, Inc.	1,642	398,333
Celanese Corp.	9,593	368,755
CF Industries Holdings, Inc.	18,458	1,537,367
Eastman Chemical Co.	15,875	944,880
Ecolab, Inc.	5,675	1,455,070
Element Solutions, Inc.	43,819	1,170,844
FMC Corp.	16,363	248,227
International Flavors & Fragrances, Inc.	5,078	319,762
Linde plc	2,498	1,044,913
LyondellBasell Industries NV, Class A	14,822	688,037
Mosaic Co. (The)	36,040	989,298
NewMarket Corp.	1,834	1,408,328
Olin Corp.	21,839	452,067
Scotts Miracle-Gro Co. (The)	9,841	526,690
		11,552,571
INVESTMENTS	SHARES	VALUE ($)

Construction & Materials — 1.9%
A O Smith Corp.	14,618	964,642
Builders FirstSource, Inc. *	7,012	814,584
Carlisle Cos., Inc.	1,493	485,299
Carrier Global Corp.	4,418	262,827
Eagle Materials, Inc.	2,762	586,428
Fortune Brands Innovations, Inc.	6,009	305,257
Louisiana-Pacific Corp.	5,335	464,732
Masco Corp.	13,562	878,275
Owens Corning	6,871	874,747
Quanta Services, Inc.	4,178	1,876,465
		7,513,256
Consumer Services — 0.7%
eBay, Inc.	6,684	543,476
Grand Canyon Education, Inc. *	2,179	410,306
H&R Block, Inc.	23,236	1,155,759
Service Corp. International	8,254	689,291
		2,798,832
Electricity — 7.1%
American Electric Power Co., Inc.	14,582	1,753,631
Brookfield Renewable Corp. (Canada)	1,832	79,252
Clearway Energy, Inc., Class C	7,688	245,478
CMS Energy Corp.	16,039	1,179,668
Consolidated Edison, Inc.	14,249	1,387,995
DTE Energy Co.	10,106	1,369,767
Edison International	19,747	1,093,589
Entergy Corp.	17,685	1,699,352
Evergy, Inc.	21,990	1,689,052
Exelon Corp.	33,982	1,567,250
FirstEnergy Corp.	34,170	1,566,011
IDACORP, Inc.	2,852	367,965
NRG Energy, Inc.	9,635	1,655,871
OGE Energy Corp.	34,077	1,504,159
Pinnacle West Capital Corp.	16,657	1,474,478
PPL Corp.	43,874	1,602,279
Public Service Enterprise Group, Inc.	14,050	1,131,868
Southern Co. (The)	16,383	1,540,657
Talen Energy Corp. *	3,005	1,201,339
Vistra Corp.	8,294	1,561,760
Xcel Energy, Inc.	21,748	1,765,285
		27,436,706
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	95

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — 0.4%
Hubbell, Inc.	3,105	1,459,350
Veralto Corp.	1,465	144,566
		1,603,916
Finance & Credit Services — 0.8%
MGIC Investment Corp.	53,578	1,469,109
OneMain Holdings, Inc.	16,797	994,214
SLM Corp.	19,950	535,658
		2,998,981
Food Producers — 6.0%
Archer-Daniels-Midland Co.	24,775	1,499,631
Campbell's Co. (The)	34,367	1,035,478
Conagra Brands, Inc.	80,878	1,390,293
Corteva, Inc.	21,568	1,325,138
Darling Ingredients, Inc. *	29,047	930,956
Flowers Foods, Inc.	69,183	825,353
General Mills, Inc.	23,330	1,087,411
Hershey Co. (The)	8,407	1,426,079
Hormel Foods Corp.	49,150	1,061,149
Ingredion, Inc.	10,826	1,249,429
J M Smucker Co. (The)	13,859	1,435,100
Kellanova	19,524	1,621,663
Kraft Heinz Co. (The)	57,139	1,413,048
McCormick & Co., Inc. (Non-Voting)	3,150	202,104
Mondelez International, Inc., Class A	19,179	1,102,025
Pilgrim's Pride Corp.	33,826	1,288,771
Post Holdings, Inc. *	14,399	1,496,488
Tyson Foods, Inc., Class A	27,745	1,426,370
US Foods Holding Corp. *	20,226	1,468,812
		23,285,298
Gas, Water & Multi-utilities — 2.6%
Ameren Corp.	4,626	471,944
Atmos Energy Corp.	7,025	1,206,333
Duke Energy Corp.	13,056	1,622,861
MDU Resources Group, Inc.	41,035	787,051
National Fuel Gas Co.	17,799	1,404,519
NiSource, Inc.	38,664	1,628,141
UGI Corp.	41,484	1,386,810
WEC Energy Group, Inc.	13,983	1,562,321
		10,069,980
General Industrials — 2.0%
Eaton Corp. plc	4,232	1,614,762
Illinois Tool Works, Inc.	4,557	1,111,543
INVESTMENTS	SHARES	VALUE ($)

General Industrials — continued
ITT, Inc.	5,914	1,094,504
Packaging Corp. of America	5,107	999,746
Parker-Hannifin Corp.	2,055	1,588,166
RPM International, Inc.	8,295	906,478
Valmont Industries, Inc.	751	310,486
		7,625,685
Health Care Providers — 2.6%
Chemed Corp.	1,163	501,602
Cigna Group (The)	3,985	973,974
DaVita, Inc. *	9,429	1,122,239
Elevance Health, Inc.	2,525	800,930
Encompass Health Corp.	9,105	1,036,604
HCA Healthcare, Inc.	3,454	1,587,735
Tenet Healthcare Corp. *	7,949	1,641,389
UnitedHealth Group, Inc.	2,239	764,753
Universal Health Services, Inc., Class B	8,202	1,779,916
		10,209,142
Household Goods & Home Construction — 1.0%
DR Horton, Inc.	6,951	1,036,255
NVR, Inc. *	58	418,227
PulteGroup, Inc.	10,146	1,216,201
Toll Brothers, Inc.	9,328	1,258,814
		3,929,497
Industrial Engineering — 1.2%
Caterpillar, Inc.	2,675	1,544,170
Cummins, Inc.	3,900	1,706,952
Snap-on, Inc.	4,052	1,359,649
		4,610,771
Industrial Materials — 0.6%
Avery Dennison Corp.	5,376	940,209
International Paper Co.	30,428	1,175,738
		2,115,947
Industrial Metals & Mining — 3.2%
Carpenter Technology Corp.	5,041	1,592,452
Fastenal Co.	32,493	1,337,087
Freeport-McMoRan, Inc.	20,180	841,506
Mueller Industries, Inc.	9,297	984,273
Nucor Corp.	7,763	1,164,838
RBC Bearings, Inc. *	1,597	684,362
Reliance, Inc.	4,735	1,337,306
Southern Copper Corp. (Mexico)	14,781	2,051,603
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Steel Dynamics, Inc.	10,875	1,705,200
Timken Co. (The)	10,182	799,389
		12,498,016
Industrial Support Services — 2.2%
Accenture plc, Class A	2,019	504,952
Booz Allen Hamilton Holding Corp.	7,821	681,678
Capital One Financial Corp.	7,038	1,548,290
Core & Main, Inc., Class A *	17,051	889,721
Genpact Ltd.	11,740	447,881
MSC Industrial Direct Co., Inc., Class A	10,891	924,755
Robert Half, Inc.	2,810	73,594
Synchrony Financial	20,623	1,533,939
Western Union Co. (The)	40,677	379,516
WW Grainger, Inc.	1,375	1,346,125
		8,330,451
Industrial Transportation — 1.0%
Allison Transmission Holdings, Inc.	13,749	1,134,980
CSX Corp.	14,673	528,522
Landstar System, Inc.	858	110,193
PACCAR, Inc.	1,846	181,646
Ryder System, Inc.	4,547	769,489
Union Pacific Corp.	4,525	997,174
		3,722,004
Investment Banking & Brokerage Services — 1.7%
Ameriprise Financial, Inc.	2,265	1,025,524
Bank of New York Mellon Corp. (The)	15,038	1,623,051
Berkshire Hathaway, Inc., Class B *	3,093	1,477,031
Jefferies Financial Group, Inc.	17,660	932,978
State Street Corp.	9,789	1,132,196
Virtu Financial, Inc., Class A	14,458	503,717
		6,694,497
Leisure Goods — 0.6%
Electronic Arts, Inc.	3,737	747,624
Garmin Ltd.	6,569	1,405,372
Harley-Davidson, Inc.	3,496	94,322
		2,247,318
Life Insurance — 0.5%
Aflac, Inc.	3,477	372,700
Prudential Financial, Inc.	3,325	345,800
Unum Group	18,001	1,321,633
		2,040,133
INVESTMENTS	SHARES	VALUE ($)

Media — 0.9%
Fox Corp., Class A	20,501	1,325,390
Interpublic Group of Cos., Inc. (The)	20,010	513,457
Nexstar Media Group, Inc.	7,487	1,465,430
		3,304,277
Medical Equipment & Services — 3.9%
Abbott Laboratories	10,479	1,295,414
Becton Dickinson & Co.	3,106	555,073
Danaher Corp.	4,323	931,088
GE HealthCare Technologies, Inc.	9,594	719,070
Globus Medical, Inc., Class A *	7,455	450,207
Hologic, Inc. *	14,730	1,088,694
Labcorp Holdings, Inc.	4,338	1,101,678
Medtronic plc	14,224	1,290,117
QIAGEN NV	9,290	435,236
Quest Diagnostics, Inc.	8,105	1,426,075
ResMed, Inc.	5,628	1,389,441
Revvity, Inc. (a)	7,201	673,942
STERIS plc	4,691	1,105,669
Stryker Corp.	3,103	1,105,413
Thermo Fisher Scientific, Inc.	1,069	606,540
West Pharmaceutical Services, Inc.	2,848	803,335
		14,976,992
Mortgage Real Estate Investment Trusts — 0.5%
Rithm Capital Corp.	105,192	1,153,956
Starwood Property Trust, Inc.	34,498	627,174
		1,781,130
Non-life Insurance — 2.1%
American Financial Group, Inc.	1,643	216,350
Assured Guaranty Ltd.	153	12,329
Axis Capital Holdings Ltd.	6,730	630,332
Chubb Ltd.	3,734	1,034,094
Everest Group Ltd.	38	11,952
Fidelity National Financial, Inc.	22,119	1,221,854
Hartford Insurance Group, Inc. (The)	11,953	1,484,323
Old Republic International Corp.	32,925	1,299,220
Progressive Corp. (The)	5,621	1,157,926
Reinsurance Group of America, Inc.	3,177	579,675
WR Berkley Corp.	7,996	570,435
		8,218,490
Non-Renewable Energy — 6.4%
Antero Midstream Corp.	80,412	1,387,107
APA Corp.	44,208	1,001,311
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	97

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Baker Hughes Co., Class A	9,657	467,495
Cheniere Energy, Inc.	6,394	1,355,528
Chevron Corp.	9,376	1,478,783
ConocoPhillips	15,364	1,365,245
Coterra Energy, Inc.	52,959	1,253,010
Devon Energy Corp.	9,584	311,384
DT Midstream, Inc.	11,983	1,312,019
EOG Resources, Inc.	10,961	1,160,112
EQT Corp.	5,576	298,762
Expand Energy Corp.	5,001	516,653
Exxon Mobil Corp.	13,108	1,499,031
Kinder Morgan, Inc.	54,554	1,428,769
Marathon Petroleum Corp.	8,649	1,685,777
Permian Resources Corp.	102,476	1,287,099
Phillips 66	10,225	1,392,031
Range Resources Corp.	6,178	219,628
Targa Resources Corp.	7,682	1,183,335
TechnipFMC plc (United Kingdom)	15,777	652,379
Valero Energy Corp.	9,946	1,686,444
Viper Energy, Inc.	8,176	307,091
Williams Cos., Inc. (The)	25,155	1,455,720
		24,704,713
Personal Care, Drug & Grocery Stores — 5.6%
Albertsons Cos., Inc., Class A	81,811	1,447,237
Casey's General Stores, Inc.	3,084	1,582,678
Cencora, Inc.	5,331	1,800,865
Church & Dwight Co., Inc.	16,277	1,427,330
Clorox Co. (The)	10,991	1,236,048
Colgate-Palmolive Co.	15,745	1,213,152
CVS Health Corp.	21,134	1,651,622
Kenvue, Inc.	83,744	1,203,401
Kimberly-Clark Corp.	12,004	1,436,999
Kroger Co. (The)	23,016	1,464,508
McKesson Corp.	2,269	1,840,931
Performance Food Group Co. *	14,791	1,430,881
Procter & Gamble Co. (The)	9,745	1,465,356
Sprouts Farmers Market, Inc. *	11,231	886,800
Sysco Corp.	18,912	1,404,783
		21,492,591
Personal Goods — 0.5%
NIKE, Inc., Class B	3,481	224,838
Ralph Lauren Corp.	4,997	1,597,341
		1,822,179
INVESTMENTS	SHARES	VALUE ($)

Pharmaceuticals, Biotechnology & Marijuana Producers — 5.4%
AbbVie, Inc.	6,844	1,492,266
Amgen, Inc.	4,417	1,318,165
Bristol-Myers Squibb Co.	25,405	1,170,408
Cardinal Health, Inc.	9,282	1,770,727
Exelixis, Inc. *	41,165	1,591,851
Gilead Sciences, Inc.	13,584	1,627,227
Halozyme Therapeutics, Inc. *	14,817	965,920
Jazz Pharmaceuticals plc *	7,522	1,035,328
Johnson & Johnson	7,010	1,323,979
Medpace Holdings, Inc. *	1,974	1,154,612
Merck & Co., Inc.	8,917	766,684
Organon & Co.	16,627	112,232
Pfizer, Inc.	18,783	463,001
Regeneron Pharmaceuticals, Inc.	1,155	752,829
Royalty Pharma plc, Class A	43,230	1,622,854
United Therapeutics Corp. *	3,894	1,734,505
Viatris, Inc.	87,974	911,411
Zoetis, Inc.	5,953	857,768
		20,671,767
Precious Metals & Mining — 1.3%
Anglogold Ashanti plc (United Kingdom)	26,088	1,773,984
Newmont Corp.	20,471	1,657,537
Royal Gold, Inc.	8,066	1,409,856
		4,841,377
Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A *	1,963	299,220
Jones Lang LaSalle, Inc. *	5,006	1,527,281
		1,826,501
Real Estate Investment Trusts — 8.4%
Agree Realty Corp.	5,128	374,395
AvalonBay Communities, Inc.	5,661	984,561
Brixmor Property Group, Inc.	52,346	1,369,371
Camden Property Trust	9,773	972,218
Crown Castle, Inc.	6,230	562,071
CubeSmart	26,928	1,014,378
EPR Properties	24,472	1,199,618
Equity Residential	11,388	676,903
Essex Property Trust, Inc.	4,947	1,245,506
Federal Realty Investment Trust	3,034	291,841
First Industrial Realty Trust, Inc.	11,365	628,257
Gaming and Leisure Properties, Inc.	32,197	1,437,918
Highwoods Properties, Inc.	30,410	870,638
Host Hotels & Resorts, Inc.	89,462	1,433,181
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Iron Mountain, Inc.	5,602	576,726
Kilroy Realty Corp.	24,068	1,016,873
Kimco Realty Corp.	53,731	1,110,083
Lamar Advertising Co., Class A	12,182	1,444,663
Mid-America Apartment Communities, Inc.	7,569	970,573
National Storage Affiliates Trust	5,560	161,740
NNN REIT, Inc.	14,713	595,288
Omega Healthcare Investors, Inc.	36,146	1,519,216
Park Hotels & Resorts, Inc.	62,429	642,394
Public Storage	4,057	1,130,118
Regency Centers Corp.	21,336	1,471,117
Simon Property Group, Inc.	8,556	1,503,803
STAG Industrial, Inc.	23,781	910,099
UDR, Inc.	9,957	335,451
Ventas, Inc.	15,639	1,154,002
VICI Properties, Inc., Class A	46,611	1,397,864
Vornado Realty Trust	8,993	341,194
Welltower, Inc.	9,291	1,682,043
WP Carey, Inc.	22,891	1,510,806
		32,534,909
Retailers — 3.5%
AutoZone, Inc. *	370	1,359,539
Best Buy Co., Inc.	10,391	853,517
Dick's Sporting Goods, Inc.	3,127	692,474
Gap, Inc. (The)	30,265	691,555
Lowe's Cos., Inc.	5,134	1,222,560
Macy's, Inc.	35,731	696,397
O'Reilly Automotive, Inc. *	14,873	1,404,606
Penske Automotive Group, Inc.	7,718	1,235,420
Ross Stores, Inc.	6,536	1,038,701
TJX Cos., Inc. (The)	11,308	1,584,703
Tractor Supply Co.	21,710	1,174,728
Williams-Sonoma, Inc.	7,704	1,497,196
		13,451,396
Software & Computer Services — 4.1%
Adobe, Inc. *	342	116,386
Alphabet, Inc., Class A	2,329	654,892
Amdocs Ltd.	10,334	870,743
CACI International, Inc., Class A *	899	505,463
Cognizant Technology Solutions Corp., Class A	17,774	1,295,369
Dolby Laboratories, Inc., Class A	2,933	194,517
F5, Inc. *	1,523	385,395
Gartner, Inc. *	2,566	637,240
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Gen Digital, Inc.	36,506	962,298
Hewlett Packard Enterprise Co.	55,824	1,363,222
International Business Machines Corp.	5,289	1,625,891
Intuit, Inc.	1,927	1,286,369
Leidos Holdings, Inc.	4,694	894,066
Meta Platforms, Inc., Class A	2,072	1,343,381
Microsoft Corp.	3,149	1,630,584
Oracle Corp.	6,411	1,683,593
Science Applications International Corp.	2,752	257,890
SS&C Technologies Holdings, Inc.	2,295	194,891
		15,902,190
Technology Hardware & Equipment — 4.5%
Amphenol Corp., Class A	14,118	1,967,202
Analog Devices, Inc.	6,174	1,445,519
Apple, Inc.	6,251	1,690,083
Applied Materials, Inc.	5,275	1,229,602
Broadcom, Inc.	4,657	1,721,367
Cirrus Logic, Inc. *	3,310	439,072
KLA Corp.	1,557	1,882,008
Lam Research Corp.	10,992	1,730,800
NetApp, Inc.	9,163	1,079,218
NVIDIA Corp.	9,336	1,890,447
QUALCOMM, Inc.	6,318	1,142,926
Skyworks Solutions, Inc.	5,608	435,854
TD SYNNEX Corp.	4,558	713,281
		17,367,379
Telecommunications Equipment — 2.9%
Arista Networks, Inc. *	10,916	1,721,344
Ciena Corp. *	13,363	2,537,901
Cisco Systems, Inc.	23,388	1,709,897
Lumentum Holdings, Inc. *	9,518	1,918,448
Motorola Solutions, Inc.	3,256	1,324,248
Ubiquiti, Inc.	2,702	2,126,960
		11,338,798
Telecommunications Service Providers — 2.3%
AT&T, Inc.	53,203	1,316,774
Charter Communications, Inc., Class A *	3,222	753,432
Comcast Corp., Class A	45,984	1,279,965
Frontier Communications Parent, Inc. *	15,167	572,706
GCI Liberty, Inc., Class C *	2,162	79,183
GCI Liberty, Inc. Escrow ‡ *	2,678	—
Iridium Communications, Inc.	32,916	630,341
Liberty Broadband Corp., Class C *	11,289	607,574
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	99

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Liberty Global Ltd., Class C (Belgium) *	38,082	424,614
Millicom International Cellular SA (Guatemala)	6,527	307,487
Roku, Inc. *	3,235	343,331
T-Mobile US, Inc.	6,170	1,296,009
Verizon Communications, Inc.	35,136	1,396,305
		9,007,721
Tobacco — 0.7%
Altria Group, Inc.	23,430	1,320,984
Philip Morris International, Inc.	9,652	1,393,073
		2,714,057
Travel & Leisure — 1.2%
Booking Holdings, Inc.	152	771,816
Boyd Gaming Corp.	5,722	445,572
Darden Restaurants, Inc.	5,651	1,018,028
Expedia Group, Inc.	6,790	1,493,800
Travel + Leisure Co.	5,193	326,017
United Airlines Holdings, Inc. *	6,034	567,437
		4,622,670
Waste & Disposal Services — 0.9%
Clean Harbors, Inc. *	4,026	847,513
Republic Services, Inc., Class A	6,023	1,254,230
Waste Management, Inc.	6,464	1,291,313
		3,393,056
Total Common Stocks (Cost $320,586,947)		385,088,782
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.2%
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (b) (c)(Cost $167,308)	167,308	167,308
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c)(Cost $614,069)	614,069	614,069
Total Short-Term Investments (Cost $781,377)		781,377
Total Investments — 100.0% (Cost $321,368,324)		385,870,159
Liabilities in Excess of Other Assets — (0.0)% ^		(116,372)
NET ASSETS — 100.0%		385,753,787

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $618,630.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1	12/19/2025	USD	343,538	11,235

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Automobiles & Parts — 0.5%
BorgWarner, Inc.	14,258	612,524
Gentex Corp.	34,802	816,107
Valvoline, Inc. *	14,636	483,134
		1,911,765
Banks — 2.4%
Citizens Financial Group, Inc.	9,966	506,970
Comerica, Inc.	4,765	364,522
Fifth Third Bancorp	16,581	690,101
First Citizens BancShares, Inc., Class A	778	1,419,710
FNB Corp.	18,630	292,864
Huntington Bancshares, Inc.	85,661	1,322,606
KeyCorp	22,064	388,106
M&T Bank Corp.	6,278	1,154,336
Popular, Inc. (Puerto Rico)	12,048	1,342,991
Prosperity Bancshares, Inc.	3,436	226,157
Regions Financial Corp.	26,727	646,793
Zions Bancorp NA	6,770	352,785
		8,707,941
Beverages — 1.9%
Boston Beer Co., Inc. (The), Class A *	5,023	1,039,711
Brown-Forman Corp., Class B (a)	38,827	1,057,259
Celsius Holdings, Inc. *	19,237	1,158,644
Coca-Cola Consolidated, Inc.	11,204	1,460,778
Molson Coors Beverage Co., Class B	29,693	1,298,178
Primo Brands Corp.	44,480	977,226
		6,991,796
Chemicals — 3.4%
Ashland, Inc.	83	4,059
Celanese Corp.	14,056	540,313
CF Industries Holdings, Inc.	17,711	1,475,149
Eastman Chemical Co.	16,258	967,676
Element Solutions, Inc.	57,593	1,538,885
FMC Corp.	35,349	536,244
Huntsman Corp.	41,515	343,744
International Flavors & Fragrances, Inc.	18,049	1,136,546
LyondellBasell Industries NV, Class A	14,705	682,606
Mosaic Co. (The)	41,292	1,133,465
NewMarket Corp.	1,855	1,424,455
Olin Corp.	44,346	917,962
Scotts Miracle-Gro Co. (The)	21,994	1,177,119
Westlake Corp. (a)	8,487	583,990
		12,462,213
INVESTMENTS	SHARES	VALUE ($)

Construction & Materials — 2.9%
A O Smith Corp.	13,737	906,505
Acuity, Inc.	1,024	373,811
Builders FirstSource, Inc. *	6,845	795,184
Carlisle Cos., Inc.	3,639	1,182,857
Eagle Materials, Inc.	2,704	574,113
EMCOR Group, Inc.	2,411	1,629,305
Fortune Brands Innovations, Inc.	14,202	721,462
Louisiana-Pacific Corp.	9,267	807,248
Masco Corp.	14,202	919,721
Owens Corning	7,709	981,433
Quanta Services, Inc.	4,030	1,809,994
		10,701,633
Consumer Services — 0.4%
H&R Block, Inc.	20,948	1,041,954
Service Corp. International	6,742	563,024
		1,604,978
Electricity — 8.2%
Alliant Energy Corp.	23,174	1,548,487
Brookfield Renewable Corp. (Canada)	35,446	1,533,394
Clearway Energy, Inc., Class C	43,533	1,390,009
CMS Energy Corp.	19,796	1,455,996
Consolidated Edison, Inc.	13,852	1,349,323
DTE Energy Co.	10,953	1,484,570
Edison International	20,579	1,139,665
Entergy Corp.	17,085	1,641,698
Evergy, Inc.	20,915	1,606,481
Exelon Corp.	34,452	1,588,926
FirstEnergy Corp.	34,276	1,570,869
IDACORP, Inc.	10,706	1,381,288
NRG Energy, Inc.	10,133	1,741,457
OGE Energy Corp.	34,168	1,508,175
Pinnacle West Capital Corp.	16,009	1,417,117
PPL Corp.	42,027	1,534,826
Public Service Enterprise Group, Inc.	17,830	1,436,385
Talen Energy Corp. *	3,845	1,537,154
Vistra Corp.	8,050	1,515,815
Xcel Energy, Inc.	20,631	1,674,618
		30,056,253
Electronic & Electrical Equipment — 1.4%
AMETEK, Inc.	7,756	1,567,565
Crane Co.	1,197	227,430
Crane NXT Co.	6,631	419,411
Hubbell, Inc.	3,437	1,615,390
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	101

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
IDEX Corp.	824	141,283
nVent Electric plc	9,629	1,101,076
		5,072,155
Finance & Credit Services — 1.0%
MGIC Investment Corp.	52,817	1,448,242
OneMain Holdings, Inc.	24,531	1,451,990
SLM Corp.	29,102	781,389
		3,681,621
Food Producers — 5.9%
Archer-Daniels-Midland Co.	23,772	1,438,919
Campbell's Co. (The)	32,991	994,019
Conagra Brands, Inc.	58,241	1,001,163
Corteva, Inc.	20,716	1,272,791
Darling Ingredients, Inc. *	31,766	1,018,100
Flowers Foods, Inc.	75,786	904,127
General Mills, Inc.	22,202	1,034,835
Hershey Co. (The)	7,660	1,299,366
Hormel Foods Corp.	43,755	944,671
Ingredion, Inc.	11,652	1,344,757
J M Smucker Co. (The)	13,298	1,377,008
Kellanova	17,885	1,485,528
Kraft Heinz Co. (The)	42,341	1,047,093
McCormick & Co., Inc. (Non-Voting)	14,443	926,663
Pilgrim's Pride Corp.	33,783	1,287,132
Post Holdings, Inc. *	12,763	1,326,459
Smithfield Foods, Inc.	10,365	229,688
Tyson Foods, Inc., Class A	24,466	1,257,797
US Foods Holding Corp. *	19,203	1,394,522
		21,584,638
Gas, Water & Multi-utilities — 2.6%
Ameren Corp.	5,465	557,539
Atmos Energy Corp.	9,076	1,558,531
MDU Resources Group, Inc.	81,092	1,555,345
National Fuel Gas Co.	17,285	1,363,959
NiSource, Inc.	37,140	1,563,966
UGI Corp.	43,282	1,446,917
WEC Energy Group, Inc.	13,881	1,550,924
		9,597,181
General Industrials — 1.1%
AptarGroup, Inc.	261	30,279
ITT, Inc.	4,198	776,924
Packaging Corp. of America	6,557	1,283,598
INVESTMENTS	SHARES	VALUE ($)

General Industrials — continued
RPM International, Inc.	11,709	1,279,559
Valmont Industries, Inc.	1,306	539,940
		3,910,300
Health Care Providers — 2.9%
Chemed Corp.	2,285	985,521
DaVita, Inc. *	9,837	1,170,800
Doximity, Inc., Class A *	20,578	1,358,148
Encompass Health Corp.	11,497	1,308,933
IQVIA Holdings, Inc. *	4,587	992,902
Molina Healthcare, Inc. *	3,481	532,802
Tenet Healthcare Corp. *	7,687	1,587,289
Universal Health Services, Inc., Class B	7,939	1,722,842
Veeva Systems, Inc., Class A *	3,770	1,097,824
		10,757,061
Household Goods & Home Construction — 1.1%
DR Horton, Inc.	6,940	1,034,615
NVR, Inc. *	96	692,239
PulteGroup, Inc.	9,982	1,196,542
Toll Brothers, Inc.	9,204	1,242,080
		4,165,476
Industrial Engineering — 1.5%
Cummins, Inc.	3,778	1,653,555
Graco, Inc.	14,761	1,207,007
Lincoln Electric Holdings, Inc.	5,433	1,273,767
Snap-on, Inc.	4,344	1,457,629
		5,591,958
Industrial Materials — 1.0%
Avery Dennison Corp.	6,683	1,168,790
Hexcel Corp.	17,302	1,235,363
International Paper Co.	29,560	1,142,198
		3,546,351
Industrial Metals & Mining — 3.4%
Alcoa Corp.	35,276	1,297,804
Carpenter Technology Corp.	4,539	1,433,870
Fastenal Co.	31,507	1,296,513
Mueller Industries, Inc.	12,306	1,302,836
Nucor Corp.	8,022	1,203,701
RBC Bearings, Inc. *	3,836	1,643,841
Reliance, Inc.	4,576	1,292,400
Steel Dynamics, Inc.	10,499	1,646,243
Timken Co. (The)	17,321	1,359,872
		12,477,080
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — 1.9%
ADT, Inc.	13,068	115,521
Booz Allen Hamilton Holding Corp.	3,562	310,464
Core & Main, Inc., Class A *	22,353	1,166,380
Genpact Ltd.	8,900	339,535
MSC Industrial Direct Co., Inc., Class A	13,914	1,181,438
Paychex, Inc.	7,431	869,650
Synchrony Financial	19,951	1,483,955
Western Union Co. (The)	11,640	108,601
WW Grainger, Inc.	1,381	1,351,999
		6,927,543
Industrial Transportation — 0.8%
Allison Transmission Holdings, Inc.	13,612	1,123,670
Landstar System, Inc.	3,867	496,639
Ryder System, Inc.	6,790	1,149,072
		2,769,381
Investment Banking & Brokerage Services — 1.4%
Ameriprise Financial, Inc.	3,017	1,366,007
Bank of New York Mellon Corp. (The)	12,433	1,341,894
Jefferies Financial Group, Inc.	21,744	1,148,735
Principal Financial Group, Inc.	2,492	209,428
State Street Corp.	8,765	1,013,760
Virtu Financial, Inc., Class A	5,216	181,725
		5,261,549
Leisure Goods — 0.6%
Garmin Ltd.	6,367	1,362,156
Harley-Davidson, Inc.	2,382	64,267
Pool Corp.	1,239	330,887
Thor Industries, Inc.	5,052	527,176
		2,284,486
Life Insurance — 0.6%
Primerica, Inc.	3,000	779,610
Unum Group	17,545	1,288,154
		2,067,764
Media — 1.0%
Fox Corp., Class A	19,460	1,258,089
Interpublic Group of Cos., Inc. (The)	3,553	91,170
Liberty Media Corp-Liberty Live, Class A *	1,226	107,569
Nexstar Media Group, Inc.	7,186	1,406,516
Omnicom Group, Inc.	10,305	773,081
		3,636,425
INVESTMENTS	SHARES	VALUE ($)

Medical Equipment & Services — 4.6%
Agilent Technologies, Inc.	7,648	1,119,361
Bio-Techne Corp.	2,996	187,460
Cooper Cos., Inc. (The) *	8,488	593,396
Dentsply Sirona, Inc.	19,020	239,842
Envista Holdings Corp. *	10,238	208,343
GE HealthCare Technologies, Inc.	6,498	487,025
Globus Medical, Inc., Class A *	18,983	1,146,384
Henry Schein, Inc. *	16,471	1,040,967
Hologic, Inc. *	15,509	1,146,270
Insulet Corp. *	637	199,388
Labcorp Holdings, Inc.	5,373	1,364,527
Penumbra, Inc. *	4,063	923,804
QIAGEN NV	23,595	1,105,426
Quest Diagnostics, Inc.	7,874	1,385,430
ResMed, Inc.	5,454	1,346,484
Revvity, Inc. (a)	11,707	1,095,658
STERIS plc	5,164	1,217,155
Teleflex, Inc.	1,628	202,637
Waters Corp. *	3,100	1,083,760
West Pharmaceutical Services, Inc.	2,962	835,491
		16,928,808
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	4,386	92,852
Rithm Capital Corp.	116,159	1,274,264
Starwood Property Trust, Inc.	42,109	765,541
		2,132,657
Non-life Insurance — 2.4%
American Financial Group, Inc.	4,879	642,467
Assured Guaranty Ltd.	6,877	554,149
Axis Capital Holdings Ltd.	11,925	1,116,895
CNA Financial Corp.	237	10,558
Everest Group Ltd.	1,841	579,031
Fidelity National Financial, Inc.	11,045	610,126
Hartford Insurance Group, Inc. (The)	11,381	1,413,292
Loews Corp.	11,714	1,166,246
Old Republic International Corp.	37,306	1,472,095
Reinsurance Group of America, Inc.	7,343	1,339,804
		8,904,663
Non-Renewable Energy — 7.0%
Antero Midstream Corp.	82,066	1,415,639
Antero Resources Corp. *	34,410	1,063,613
APA Corp.	65,769	1,489,668
Baker Hughes Co., Class A	27,523	1,332,388
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	103

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Cheniere Energy, Inc.	6,193	1,312,916
Chord Energy Corp.	4,075	369,684
Coterra Energy, Inc.	49,278	1,165,918
Devon Energy Corp.	26,064	846,819
Diamondback Energy, Inc.	869	124,432
DT Midstream, Inc.	13,350	1,461,692
EQT Corp.	24,562	1,316,032
Expand Energy Corp.	11,766	1,215,546
Halliburton Co.	32,107	861,752
Kinder Morgan, Inc.	52,829	1,383,592
Matador Resources Co.	18,353	724,209
NOV, Inc.	36,708	535,937
ONEOK, Inc.	16,303	1,092,301
Ovintiv, Inc.	27,330	1,025,148
Permian Resources Corp.	107,798	1,353,943
Range Resources Corp.	32,537	1,156,690
Targa Resources Corp.	7,486	1,153,143
TechnipFMC plc (United Kingdom)	38,464	1,590,486
Texas Pacific Land Corp.	1,114	1,050,925
Viper Energy, Inc.	12,924	485,425
		25,527,898
Personal Care, Drug & Grocery Stores — 3.6%
Albertsons Cos., Inc., Class A	78,502	1,388,700
Casey's General Stores, Inc.	2,960	1,519,043
Cencora, Inc.	4,856	1,640,405
Church & Dwight Co., Inc.	12,698	1,113,488
Clorox Co. (The)	8,843	994,484
Kenvue, Inc.	68,200	980,034
Kroger Co. (The)	22,081	1,405,014
Performance Food Group Co. *	14,303	1,383,672
Reynolds Consumer Products, Inc.	40,993	1,001,869
Sprouts Farmers Market, Inc. *	10,777	850,952
Sysco Corp.	14,175	1,052,919
		13,330,580
Personal Goods — 0.6%
Crocs, Inc. *	8,070	659,238
Ralph Lauren Corp.	4,834	1,545,237
		2,204,475
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.4%
Biogen, Inc. *	987	152,265
Cardinal Health, Inc.	8,855	1,689,268
Elanco Animal Health, Inc. *	42,523	941,885
Exelixis, Inc. *	34,058	1,317,023
INVESTMENTS	SHARES	VALUE ($)

Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Halozyme Therapeutics, Inc. *	19,444	1,267,554
Incyte Corp. *	15,503	1,449,220
Jazz Pharmaceuticals plc *	10,239	1,409,296
Medpace Holdings, Inc. *	3,098	1,812,051
Neurocrine Biosciences, Inc. *	7,419	1,062,475
Organon & Co.	27,881	188,197
Perrigo Co. plc	17,343	359,694
Royalty Pharma plc, Class A	41,082	1,542,218
United Therapeutics Corp. *	3,754	1,672,144
Viatris, Inc.	112,681	1,167,375
		16,030,665
Precious Metals & Mining — 0.7%
Anglogold Ashanti plc (United Kingdom)	20,277	1,378,836
Royal Gold, Inc.	7,644	1,336,095
		2,714,931
Real Estate Investment & Services — 0.8%
CBRE Group, Inc., Class A *	9,196	1,401,746
Jones Lang LaSalle, Inc. *	4,849	1,479,382
		2,881,128
Real Estate Investment Trusts — 9.2%
American Homes 4 Rent, Class A	29,272	924,995
AvalonBay Communities, Inc.	6,696	1,164,568
Brixmor Property Group, Inc.	52,551	1,374,734
Camden Property Trust	9,719	966,846
Cousins Properties, Inc.	30,739	797,062
CubeSmart	26,049	981,266
EastGroup Properties, Inc.	5,109	891,674
EPR Properties	28,094	1,377,168
Equity Residential	15,757	936,596
Essex Property Trust, Inc.	4,062	1,022,690
Federal Realty Investment Trust	6,273	603,400
First Industrial Realty Trust, Inc.	17,110	945,841
Gaming and Leisure Properties, Inc.	30,895	1,379,771
Highwoods Properties, Inc.	35,150	1,006,345
Host Hotels & Resorts, Inc.	85,843	1,375,205
Kilroy Realty Corp.	35,041	1,480,482
Kimco Realty Corp.	57,171	1,181,153
Lamar Advertising Co., Class A	11,688	1,386,080
Mid-America Apartment Communities, Inc.	6,354	814,773
National Storage Affiliates Trust	13,922	404,991
NNN REIT, Inc.	19,205	777,034
Omega Healthcare Investors, Inc.	34,980	1,470,209
Park Hotels & Resorts, Inc.	84,196	866,377
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Rayonier, Inc.	30,487	672,848
Regency Centers Corp.	20,307	1,400,168
Rexford Industrial Realty, Inc.	15,945	658,847
Simon Property Group, Inc.	8,302	1,459,160
STAG Industrial, Inc.	28,319	1,083,768
UDR, Inc.	26,312	886,451
VICI Properties, Inc., Class A	44,531	1,335,485
Vornado Realty Trust	16,433	623,468
WP Carey, Inc.	21,965	1,449,690
		33,699,145
Retailers — 3.0%
AutoNation, Inc. *	6,653	1,329,735
Best Buy Co., Inc.	12,665	1,040,303
Dick's Sporting Goods, Inc.	6,498	1,438,982
Macy's, Inc.	27,416	534,338
Penske Automotive Group, Inc.	7,722	1,236,061
Ross Stores, Inc.	8,678	1,379,108
Tapestry, Inc.	14,447	1,586,570
Tractor Supply Co.	21,267	1,150,757
Williams-Sonoma, Inc.	7,463	1,450,359
		11,146,213
Software & Computer Services — 4.7%
Akamai Technologies, Inc. *	4,611	346,286
Amdocs Ltd.	12,505	1,053,671
CACI International, Inc., Class A *	2,488	1,398,878
Cognizant Technology Solutions Corp., Class A	10,924	796,141
Concentrix Corp.	5,259	211,990
Docusign, Inc. *	3,312	242,240
Dolby Laboratories, Inc., Class A	10,306	683,494
F5, Inc. *	4,742	1,199,963
Gartner, Inc. *	2,994	743,530
Gen Digital, Inc.	49,335	1,300,471
GoDaddy, Inc., Class A *	8,343	1,110,704
Hewlett Packard Enterprise Co.	63,998	1,562,831
Leidos Holdings, Inc.	8,370	1,594,234
Manhattan Associates, Inc. *	888	161,678
Paycom Software, Inc.	634	118,615
Pegasystems, Inc.	14,517	924,007
Science Applications International Corp.	9,416	882,373
SS&C Technologies Holdings, Inc.	17,017	1,445,084
Tyler Technologies, Inc. *	2,446	1,164,932
VeriSign, Inc.	1,271	304,786
		17,245,908
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — 4.5%
Avnet, Inc.	18,803	911,005
Cirrus Logic, Inc. *	10,006	1,327,296
Corning, Inc.	14,323	1,275,893
HP, Inc.	31,335	867,039
Jabil, Inc.	7,178	1,585,548
Microchip Technology, Inc.	11,769	734,621
Monolithic Power Systems, Inc.	1,633	1,641,165
NetApp, Inc.	10,134	1,193,582
ON Semiconductor Corp. *	12,396	620,792
Qorvo, Inc. *	6,168	585,467
Skyworks Solutions, Inc.	9,316	724,040
TD SYNNEX Corp.	10,083	1,577,889
Teradyne, Inc.	8,387	1,524,421
Western Digital Corp.	12,218	1,835,266
		16,404,024
Telecommunications Equipment — 1.8%
Ciena Corp. *	12,926	2,454,906
Lumentum Holdings, Inc. *	10,017	2,019,026
Ubiquiti, Inc.	2,603	2,049,030
		6,522,962
Telecommunications Service Providers — 1.8%
Charter Communications, Inc., Class A *	3,750	876,900
Frontier Communications Parent, Inc. *	38,860	1,467,353
GCI Liberty, Inc., Class C *	2,411	88,303
GCI Liberty, Inc. Escrow ‡ *	7,824	—
Iridium Communications, Inc.	37,204	712,457
Liberty Broadband Corp., Class C *	11,840	637,229
Liberty Global Ltd., Class C (Belgium) *	67,584	753,562
Millicom International Cellular SA (Guatemala)	15,903	749,190
Roku, Inc. *	12,440	1,320,257
		6,605,251
Travel & Leisure — 2.0%
Boyd Gaming Corp.	14,928	1,162,443
Darden Restaurants, Inc.	6,001	1,081,080
Expedia Group, Inc.	4,495	988,900
MGM Resorts International *	27,231	872,209
Texas Roadhouse, Inc.	8,043	1,315,674
Travel + Leisure Co.	5,121	321,496
United Airlines Holdings, Inc. *	13,939	1,310,824
Wendy's Co. (The)	28,775	245,739
		7,298,365
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	105

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Waste & Disposal Services — 0.1%
Clean Harbors, Inc. *	1,546	325,448
Total Common Stocks (Cost $336,344,050)		365,670,669
Short-Term Investments — 0.7%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (b) (c)(Cost $683,663)	683,663	683,663
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c)(Cost $2,009,848)	2,009,848	2,009,848
Total Short-Term Investments (Cost $2,693,511)		2,693,511
Total Investments — 100.4% (Cost $339,037,561)		368,364,180
Liabilities in Excess of Other Assets — (0.4)%		(1,583,183)
NET ASSETS — 100.0%		366,780,997

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $2,008,937.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	3	12/19/2025	USD	976,890	(3,716)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.2%
Moog, Inc., Class A	3,772	772,694
National Presto Industries, Inc.	2,809	300,479
		1,073,173
Automobiles & Parts — 0.4%
Dorman Products, Inc. *	3,788	508,084
Phinia, Inc.	26,123	1,356,045
		1,864,129
Banks — 4.9%
1st Source Corp.	6,249	371,441
Ameris Bancorp	20,802	1,489,839
Axos Financial, Inc. *	16,981	1,324,178
BancFirst Corp.	1,868	203,351
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	31,492	1,456,820
Cathay General Bancorp	22,736	1,033,351
City Holding Co.	2,805	330,653
Community Trust Bancorp, Inc.	5,791	296,470
First BanCorp (Puerto Rico)	43,733	852,356
First Busey Corp.	12,320	275,475
First Commonwealth Financial Corp.	23,245	355,416
First Financial Bancorp	26,447	619,124
First Financial Corp.	5,185	276,464
First Merchants Corp.	9,720	344,866
Fulton Financial Corp.	47,387	823,112
Hancock Whitney Corp.	17,418	994,742
Home BancShares, Inc.	45,072	1,203,873
Hope Bancorp, Inc.	62,794	658,709
International Bancshares Corp.	16,036	1,064,470
NBT Bancorp, Inc.	13,402	542,379
Northwest Bancshares, Inc.	63,554	744,217
OceanFirst Financial Corp.	27,557	500,986
OFG Bancorp (Puerto Rico)	29,223	1,129,761
Old National Bancorp	67,594	1,380,946
Pathward Financial, Inc.	8,387	570,819
Renasant Corp.	20,738	697,419
Republic Bancorp, Inc., Class A	3,949	260,239
Simmons First National Corp., Class A	32,941	572,515
TrustCo Bank Corp.	10,839	408,739
Trustmark Corp.	13,572	505,150
UMB Financial Corp.	5,948	635,722
United Bankshares, Inc.	39,426	1,411,057
INVESTMENTS	SHARES	VALUE ($)

Banks — continued
WaFd, Inc.	32,278	937,030
WesBanco, Inc.	22,905	689,441
		24,961,130
Beverages — 0.7%
MGP Ingredients, Inc.	32,198	779,192
National Beverage Corp. *	27,964	958,326
Vita Coco Co., Inc. (The) *	39,139	1,611,744
		3,349,262
Chemicals — 3.7%
AdvanSix, Inc.	35,125	652,974
American Vanguard Corp. *	39,553	176,802
ASP Isotopes, Inc. *	187,114	1,895,465
Avient Corp.	34,388	1,102,823
Balchem Corp.	8,664	1,328,971
Cabot Corp.	17,069	1,151,816
Ecovyst, Inc. *	154,073	1,261,858
Hawkins, Inc.	9,184	1,302,750
Ingevity Corp. *	25,622	1,376,414
Innospec, Inc.	12,708	935,055
Intrepid Potash, Inc. *	28,062	747,291
LSB Industries, Inc. *	103,625	873,559
Orion SA (Germany)	39,497	209,334
Perimeter Solutions, Inc. *	68,654	1,614,055
Quaker Chemical Corp.	8,186	1,136,953
Rayonier Advanced Materials, Inc. *	108,044	750,906
Sensient Technologies Corp.	13,623	1,284,513
Stepan Co.	17,182	744,840
		18,546,379
Construction & Materials — 3.4%
American Woodmark Corp. *	3,630	231,340
Arcosa, Inc.	15,771	1,608,642
Argan, Inc.	6,984	2,138,571
Boise Cascade Co.	11,127	784,342
CSW Industrials, Inc.	4,325	1,083,066
Exponent, Inc.	6,648	470,745
Granite Construction, Inc.	14,203	1,461,631
Griffon Corp.	13,188	976,044
Installed Building Products, Inc.	5,643	1,400,762
Masterbrand, Inc. *	29,429	371,688
Mueller Water Products, Inc., Class A	15,157	388,928
Patrick Industries, Inc.	13,556	1,414,840
Primoris Services Corp.	13,159	1,862,262
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	107

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Sterling Infrastructure, Inc. *	5,402	2,041,416
Tutor Perini Corp. *	16,045	1,080,791
		17,315,068
Consumer Services — 1.9%
Adtalem Global Education, Inc. *	11,137	1,091,649
Carriage Services, Inc.	11,812	527,996
Cars.com, Inc. *	16,833	180,786
Frontdoor, Inc. *	8,333	553,561
Graham Holdings Co., Class B	1,145	1,158,889
Laureate Education, Inc., Class A *	55,089	1,599,234
OPENLANE, Inc. *	27,082	715,506
Perdoceo Education Corp.	43,722	1,388,611
PROG Holdings, Inc.	13,935	403,140
Strategic Education, Inc.	10,555	801,969
Stride, Inc. *	8,512	579,156
Upbound Group, Inc.	26,378	511,206
		9,511,703
Electricity — 2.9%
ALLETE, Inc.	22,012	1,482,068
Hawaiian Electric Industries, Inc. *	101,470	1,179,082
MGE Energy, Inc.	15,823	1,311,252
NANO Nuclear Energy, Inc. * (a)	32,206	1,531,073
Northwestern Energy Group, Inc.	26,460	1,578,868
NuScale Power Corp. * (a)	36,859	1,653,863
Oklo, Inc. *	14,870	1,974,290
Ormat Technologies, Inc.	11,325	1,204,640
Portland General Electric Co.	32,969	1,506,024
TXNM Energy, Inc.	21,140	1,200,752
		14,621,912
Electronic & Electrical Equipment — 1.1%
Atkore, Inc.	9,756	675,603
Badger Meter, Inc.	5,971	1,077,467
Belden, Inc.	10,407	1,268,093
EnerSys	6,556	827,105
Watts Water Technologies, Inc., Class A	5,529	1,507,205
		5,355,473
Finance & Credit Services — 1.2%
Enact Holdings, Inc.	25,582	913,789
Enova International, Inc. *	12,796	1,530,018
Federal Agricultural Mortgage Corp., Class C	2,417	383,433
INVESTMENTS	SHARES	VALUE ($)

Finance & Credit Services — continued
PennyMac Financial Services, Inc.	12,860	1,617,916
Radian Group, Inc.	41,052	1,393,305
		5,838,461
Food Producers — 2.7%
Andersons, Inc. (The)	26,771	1,239,765
B&G Foods, Inc. (a)	219,178	876,712
Cal-Maine Foods, Inc.	13,591	1,193,290
Dole plc	85,945	1,094,939
Fresh Del Monte Produce, Inc.	42,587	1,505,450
Herbalife Ltd. *	121,286	970,288
J & J Snack Foods Corp.	9,421	797,488
John B Sanfilippo & Son, Inc.	10,105	634,392
Marzetti Co. (The)	6,469	1,014,274
Medifast, Inc. * (a)	50,131	602,575
Nature's Sunshine Products, Inc. *	17,039	229,686
Simply Good Foods Co. (The) *	38,320	749,922
SunOpta, Inc. (Canada) *	131,090	684,290
TreeHouse Foods, Inc. *	25,763	468,887
USANA Health Sciences, Inc. *	4,738	100,209
Utz Brands, Inc.	65,399	688,651
Vital Farms, Inc. *	29,974	984,646
		13,835,464
Gas, Water & Multi-utilities — 3.5%
American States Water Co.	13,761	981,297
Avista Corp.	36,744	1,398,109
Black Hills Corp.	24,631	1,562,344
Brookfield Infrastructure Corp., Class A (Canada)	34,982	1,585,034
California Water Service Group	19,879	882,230
Chesapeake Utilities Corp.	10,998	1,399,826
Consolidated Water Co. Ltd., Class D	14,823	504,130
Excelerate Energy, Inc., Class A	43,125	1,117,369
Middlesex Water Co.	10,249	589,010
New Jersey Resources Corp.	31,130	1,379,059
Northwest Natural Holding Co.	32,045	1,459,009
ONE Gas, Inc.	19,668	1,577,177
Southwest Gas Holdings, Inc.	19,545	1,553,828
Spire, Inc.	19,813	1,711,843
		17,700,265
General Industrials — 1.1%
Apogee Enterprises, Inc.	19,238	704,303
AZZ, Inc.	11,234	1,121,715
Greif, Inc., Class A	13,349	759,425
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
HB Fuller Co.	1,065	61,099
Kronos Worldwide, Inc.	3,850	18,942
Myers Industries, Inc.	10,188	176,558
Otter Tail Corp.	17,280	1,334,362
Standex International Corp.	6,087	1,419,671
TriMas Corp.	4,302	152,850
		5,748,925
Health Care Providers — 3.8%
Addus HomeCare Corp. *	8,976	1,049,205
Astrana Health, Inc. *	22,463	701,070
BrightSpring Health Services, Inc. *	26,751	884,121
CorVel Corp. *	13,906	1,028,349
Ensign Group, Inc. (The)	8,906	1,603,971
Healthcare Services Group, Inc. *	48,704	870,340
HealthEquity, Inc. *	13,677	1,293,571
LifeMD, Inc. *	41,377	244,538
National HealthCare Corp.	4,654	555,874
Nutex Health, Inc. * (a)	12,225	1,504,408
Option Care Health, Inc. *	43,438	1,130,691
Pediatrix Medical Group, Inc. *	67,210	1,140,554
Pennant Group, Inc. (The) *	16,566	409,677
Premier, Inc., Class A	55,995	1,574,579
RadNet, Inc. *	19,815	1,505,742
Select Medical Holdings Corp.	55,129	762,434
Surgery Partners, Inc. *	39,459	865,336
US Physical Therapy, Inc.	9,586	826,984
Waystar Holding Corp. *	27,586	988,958
		18,940,402
Household Goods & Home Construction — 2.7%
Central Garden & Pet Co., Class A *	23,799	661,850
Century Communities, Inc.	6,195	367,983
CompX International, Inc.	3,919	88,138
Ethan Allen Interiors, Inc.	41,070	992,662
Green Brick Partners, Inc. *	14,878	963,202
HNI Corp.	28,100	1,149,852
Interface, Inc.	54,356	1,353,464
KB Home	8,929	557,348
La-Z-Boy, Inc.	37,280	1,181,776
M/I Homes, Inc. *	8,691	1,088,026
MillerKnoll, Inc.	27,508	429,675
Steelcase, Inc., Class A	79,756	1,272,906
Taylor Morrison Home Corp. *	21,505	1,274,601
INVESTMENTS	SHARES	VALUE ($)

Household Goods & Home Construction — continued
Tri Pointe Homes, Inc. *	28,397	904,445
Worthington Enterprises, Inc.	23,607	1,324,117
		13,610,045
Industrial Engineering — 0.7%
Albany International Corp., Class A	8,402	475,385
Enpro, Inc.	7,016	1,627,782
Franklin Electric Co., Inc.	14,293	1,354,548
Hillenbrand, Inc.	4,170	131,772
Tennant Co.	899	71,920
		3,661,407
Industrial Materials — 1.4%
Clearwater Paper Corp. *	43,094	760,609
Koppers Holdings, Inc.	27,990	789,878
Materion Corp.	12,066	1,383,125
Mativ Holdings, Inc.	77,201	824,507
Minerals Technologies, Inc.	19,222	1,090,848
Sylvamo Corp.	25,152	1,021,171
Tredegar Corp. *	15,636	108,045
UFP Industries, Inc.	12,036	1,108,877
		7,087,060
Industrial Metals & Mining — 3.1%
Century Aluminum Co. *	57,603	1,706,201
Commercial Metals Co.	26,009	1,543,894
Compass Minerals International, Inc. *	40,682	705,426
Constellium SE *	76,596	1,204,854
Energy Fuels, Inc. * (a)	88,459	1,814,294
Kaiser Aluminum Corp.	13,715	1,241,619
Metallus, Inc. *	41,308	726,608
Olympic Steel, Inc.	16,422	607,614
Ryerson Holding Corp.	55,910	1,233,375
United States Antimony Corp. *	225,799	1,822,198
Uranium Energy Corp. *	137,420	2,079,165
Worthington Steel, Inc.	23,901	764,593
		15,449,841
Industrial Support Services — 2.1%
ABM Industries, Inc.	22,833	981,819
ASGN, Inc. *	9,457	423,295
CoreCivic, Inc., REIT *	70,271	1,302,122
CRA International, Inc.	7,331	1,396,482
Cross Country Healthcare, Inc. *	10,515	128,914
Donnelley Financial Solutions, Inc. *	6,008	276,068
DXP Enterprises, Inc. *	2,794	334,302
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	109

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
EVERTEC, Inc. (Puerto Rico)	19,037	541,983
GEO Group, Inc. (The), REIT *	57,321	972,737
Heidrick & Struggles International, Inc.	8,047	469,703
Korn Ferry	12,537	811,144
Maximus, Inc.	15,922	1,323,437
Pitney Bowes, Inc.	86,283	852,476
Resources Connection, Inc.	3,112	13,693
Target Hospitality Corp. *	25,144	193,357
TriNet Group, Inc.	11,624	697,440
UniFirst Corp.	559	86,282
		10,805,254
Industrial Transportation — 2.9%
ArcBest Corp.	10,307	766,016
Ardmore Shipping Corp. (Ireland)	37,244	468,902
Costamare Bulkers Holdings Ltd. (Monaco) *	6,872	88,924
Costamare, Inc. (Monaco)	47,698	582,870
DHT Holdings, Inc.	103,591	1,375,689
Dorian LPG Ltd.	30,137	869,452
Federal Signal Corp.	12,377	1,460,857
FLEX LNG Ltd. (Norway) (a)	16,026	416,195
GATX Corp.	9,203	1,443,491
Genco Shipping & Trading Ltd.	27,858	474,700
Hub Group, Inc., Class A	9,004	331,617
International Seaways, Inc.	20,600	1,055,338
Matson, Inc.	10,681	1,078,247
McGrath RentCorp	7,609	817,511
Nordic American Tankers Ltd.	64,613	237,776
Scorpio Tankers, Inc. (Monaco)	17,246	1,064,078
Teekay Corp. Ltd. (Bermuda)	52,855	508,465
Teekay Tankers Ltd., Class A (Canada)	21,766	1,327,726
Tingo Group, Inc. * (a)	827,098	2,481
Wabash National Corp.	16,735	134,215
		14,504,550
Investment Banking & Brokerage Services — 0.8%
Acadian Asset Management, Inc.	6,622	318,518
Artisan Partners Asset Management, Inc., Class A	17,393	759,378
Moelis & Co., Class A	21,801	1,380,657
StoneX Group, Inc. *	9,295	854,397
Victory Capital Holdings, Inc., Class A	14,096	877,758
		4,190,708
Leisure Goods — 0.4%
LCI Industries	7,003	724,740
INVESTMENTS	SHARES	VALUE ($)

Leisure Goods — continued
Smith & Wesson Brands, Inc.	70,133	672,225
Sturm Ruger & Co., Inc.	17,990	762,956
		2,159,921
Life Insurance — 0.9%
CNO Financial Group, Inc.	37,031	1,481,981
Genworth Financial, Inc., Class A *	152,485	1,286,973
Jackson Financial, Inc., Class A	16,153	1,628,384
		4,397,338
Media — 0.4%
Gray Media, Inc.	48,808	223,053
Scholastic Corp.	7,142	204,761
TEGNA, Inc.	73,102	1,437,916
		1,865,730
Medical Equipment & Services — 2.0%
AdaptHealth Corp. *	35,711	321,042
Anika Therapeutics, Inc. *	4,793	46,732
Avanos Medical, Inc. *	13,317	147,952
CONMED Corp.	10,837	476,828
Fulgent Genetics, Inc. *	14,108	316,725
Haemonetics Corp. *	12,574	628,826
ICU Medical, Inc. *	7,109	853,720
Integer Holdings Corp. *	11,620	750,303
Lantheus Holdings, Inc. *	12,812	739,124
LeMaitre Vascular, Inc.	11,325	980,858
Merit Medical Systems, Inc. *	14,461	1,265,916
Myriad Genetics, Inc. *	18,316	147,261
NeoGenomics, Inc. *	29,102	284,326
Omnicell, Inc. *	27,138	911,023
OraSure Technologies, Inc. *	107,264	293,903
STAAR Surgical Co. *	6,916	178,917
Surmodics, Inc. *	3,331	91,386
UFP Technologies, Inc. *	5,238	1,009,048
Varex Imaging Corp. *	38,719	452,625
		9,896,515
Mortgage Real Estate Investment Trusts — 0.8%
Ares Commercial Real Estate Corp.	45,224	201,699
Chimera Investment Corp.	16,982	216,690
Ellington Financial, Inc.	96,420	1,284,315
Ladder Capital Corp.	74,202	784,315
MFA Financial, Inc.	81,481	732,514
PennyMac Mortgage Investment Trust	59,432	715,561
Redwood Trust, Inc.	5,480	29,099
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts — continued
Safehold, Inc.	14,829	213,983
TPG RE Finance Trust, Inc.	4,209	36,408
		4,214,584
Non-life Insurance — 0.8%
Employers Holdings, Inc.	18,437	703,003
Essent Group Ltd.	23,998	1,453,559
Horace Mann Educators Corp.	6,108	273,089
NMI Holdings, Inc., Class A *	32,145	1,171,042
Safety Insurance Group, Inc.	596	40,963
Stewart Information Services Corp.	6,479	442,321
		4,083,977
Non-Renewable Energy — 7.4%
Alpha Metallurgical Resources, Inc. *	5,588	968,177
Archrock, Inc.	56,183	1,419,744
Berry Corp.	72,005	242,657
Cactus, Inc., Class A	23,656	1,044,886
California Resources Corp.	20,950	988,212
CNX Resources Corp. *	41,357	1,392,077
Comstock Resources, Inc. *	64,233	1,204,369
Core Natural Resources, Inc.	18,837	1,488,123
Crescent Energy Co., Class A	54,942	463,161
DNOW, Inc. *	64,364	946,151
Gulfport Energy Corp. *	7,145	1,329,041
Hallador Energy Co. *	55,122	1,192,289
Helix Energy Solutions Group, Inc. *	130,952	879,997
Kinetik Holdings, Inc.	24,421	940,453
Kodiak Gas Services, Inc. (a)	29,020	1,070,258
Liberty Energy, Inc.	60,024	1,087,035
Magnolia Oil & Gas Corp., Class A	55,016	1,235,659
MRC Global, Inc. *	73,117	1,019,982
Murphy Oil Corp.	41,186	1,165,564
Northern Oil & Gas, Inc.	21,806	482,567
NPK International, Inc. *	42,611	524,115
Par Pacific Holdings, Inc. *	30,237	1,208,875
Patterson-UTI Energy, Inc.	88,959	557,773
Peabody Energy Corp.	53,475	1,466,285
PrimeEnergy Resources Corp. * (a)	2,556	345,673
ProPetro Holding Corp. *	53,540	555,745
Ramaco Resources, Inc., Class A *	45,365	1,377,281
RPC, Inc.	138,421	719,789
SandRidge Energy, Inc.	37,238	443,505
Select Water Solutions, Inc.	99,831	1,154,046
SM Energy Co.	37,944	792,650
INVESTMENTS	SHARES	VALUE ($)

Non-Renewable Energy — continued
Solaris Energy Infrastructure, Inc., Class A	57,897	3,081,857
SunCoke Energy, Inc.	129,751	1,039,306
TETRA Technologies, Inc. *	60,153	424,680
VAALCO Energy, Inc.	87,628	344,378
Vitesse Energy, Inc. (a)	10,916	237,423
Warrior Met Coal, Inc.	25,162	1,706,990
World Kinect Corp.	36,838	952,262
		37,493,035
Personal Care, Drug & Grocery Stores — 2.5%
ACCO Brands Corp.	109,767	412,724
Chefs' Warehouse, Inc. (The) *	22,564	1,331,276
Edgewell Personal Care Co.	43,701	847,362
Energizer Holdings, Inc.	44,530	1,034,432
Grocery Outlet Holding Corp. *	56,068	763,086
Honest Co., Inc. (The) * (a)	186,740	636,783
Ingles Markets, Inc., Class A	14,749	1,019,156
Natural Grocers by Vitamin Cottage, Inc.	25,242	810,016
Nu Skin Enterprises, Inc., Class A	103,452	1,109,005
Spectrum Brands Holdings, Inc.	18,138	977,275
United Natural Foods, Inc. *	52,998	1,995,375
WD-40 Co.	5,077	986,360
Weis Markets, Inc.	14,015	887,710
		12,810,560
Personal Goods — 1.4%
G-III Apparel Group Ltd. *	18,283	490,898
Interparfums, Inc.	5,398	481,232
Kontoor Brands, Inc.	19,127	1,547,757
Movado Group, Inc.	25,289	460,513
Oxford Industries, Inc.	9,855	363,157
Signet Jewelers Ltd.	14,825	1,465,451
Steven Madden Ltd.	26,541	900,005
Wolverine World Wide, Inc.	48,267	1,095,661
		6,804,674
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.9%
ADMA Biologics, Inc. *	30,307	469,152
Alkermes plc *	31,381	963,397
Amphastar Pharmaceuticals, Inc. *	25,786	657,543
ANI Pharmaceuticals, Inc. *	14,922	1,351,933
Arcellx, Inc. *	15,526	1,401,222
Arcturus Therapeutics Holdings, Inc. *	10,021	99,909
Aurinia Pharmaceuticals, Inc. (Canada) *	82,726	1,089,501
Castle Biosciences, Inc. *	13,215	336,983
Catalyst Pharmaceuticals, Inc. *	60,672	1,290,493
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	111

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Collegium Pharmaceutical, Inc. *	38,937	1,401,732
Dynavax Technologies Corp. *	74,223	761,528
Harmony Biosciences Holdings, Inc. *	16,589	473,948
Innoviva, Inc. *	64,159	1,167,694
Ironwood Pharmaceuticals, Inc. *	47,707	91,597
Ligand Pharmaceuticals, Inc. *	9,204	1,760,817
Niagen Bioscience, Inc. *	33,668	253,857
Pacira BioSciences, Inc. *	38,472	822,531
PDL BioPharma, Inc. ‡ *	22,361	4,696
Prestige Consumer Healthcare, Inc. *	17,266	1,046,320
Protagonist Therapeutics, Inc. *	20,443	1,607,229
Rigel Pharmaceuticals, Inc. *	24,524	774,468
Supernus Pharmaceuticals, Inc. *	30,439	1,678,102
Vanda Pharmaceuticals, Inc. *	29,991	130,461
		19,635,113
Precious Metals & Mining — 1.7%
Coeur Mining, Inc. *	105,238	1,806,936
Hecla Mining Co.	169,880	2,186,356
Idaho Strategic Resources, Inc. * (a)	16,986	561,557
Novagold Resources, Inc. (Canada) *	125,666	1,041,771
Perpetua Resources Corp. *	55,510	1,333,905
SSR Mining, Inc. (Canada) *	72,769	1,641,669
		8,572,194
Real Estate Investment & Services — 1.4%
Compass, Inc., Class A *	151,733	1,169,861
Cushman & Wakefield plc *	78,536	1,233,015
DigitalBridge Group, Inc.	42,481	502,550
eXp World Holdings, Inc. (a)	17,027	174,357
HA Sustainable Infrastructure Capital, Inc., REIT	33,220	920,526
Newmark Group, Inc., Class A	82,658	1,473,792
St. Joe Co. (The)	25,543	1,450,332
		6,924,433
Real Estate Investment Trusts — 10.4%
Acadia Realty Trust	62,941	1,200,285
Alexander & Baldwin, Inc.	48,975	782,131
Alexander's, Inc.	1,623	358,569
American Assets Trust, Inc.	47,908	915,522
American Healthcare REIT, Inc.	36,117	1,636,822
Apple Hospitality REIT, Inc.	90,974	1,017,999
Brandywine Realty Trust	214,058	734,219
Broadstone Net Lease, Inc.	82,098	1,471,196
CareTrust REIT, Inc.	45,470	1,575,536
Community Healthcare Trust, Inc.	15,758	231,012
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
COPT Defense Properties	46,294	1,304,102
CTO Realty Growth, Inc.	24,668	411,462
Curbline Properties Corp.	50,128	1,155,952
DiamondRock Hospitality Co.	125,055	977,930
Douglas Emmett, Inc.	75,039	971,005
Easterly Government Properties, Inc.	33,792	730,583
Elme Communities	59,464	978,183
Empire State Realty Trust, Inc., Class A	129,129	954,263
Essential Properties Realty Trust, Inc.	45,156	1,349,261
Four Corners Property Trust, Inc.	48,647	1,150,015
Getty Realty Corp.	43,271	1,186,924
Global Net Lease, Inc.	127,589	972,228
Independence Realty Trust, Inc.	71,097	1,132,575
Innovative Industrial Properties, Inc.	17,901	897,735
InvenTrust Properties Corp.	34,288	939,491
JBG SMITH Properties (a)	45,119	879,369
Kite Realty Group Trust	58,505	1,295,301
LTC Properties, Inc.	41,702	1,462,906
LXP Industrial Trust	113,910	1,081,006
Macerich Co. (The)	78,747	1,350,511
National Health Investors, Inc.	19,557	1,457,192
NETSTREIT Corp. (a)	36,568	680,896
Outfront Media, Inc.	84,036	1,486,597
Paramount Group, Inc. *	137,540	899,512
Pebblebrook Hotel Trust (a)	60,522	633,060
Phillips Edison & Co., Inc.	36,738	1,243,214
Piedmont Realty Trust, Inc., Class A	131,753	1,061,929
PotlatchDeltic Corp.	29,856	1,194,240
RLJ Lodging Trust	130,198	885,346
Ryman Hospitality Properties, Inc.	13,286	1,154,686
Sabra Health Care REIT, Inc.	80,208	1,429,307
Sila Realty Trust, Inc.	23,471	556,263
SITE Centers Corp.	109,579	803,214
SL Green Realty Corp.	17,974	922,965
Summit Hotel Properties, Inc.	84,070	432,120
Sunstone Hotel Investors, Inc.	117,854	1,043,008
Tanger, Inc.	42,078	1,370,060
Terreno Realty Corp.	20,135	1,150,313
UMH Properties, Inc.	14,506	210,917
Urban Edge Properties	68,849	1,323,966
Whitestone	48,360	606,434
Xenia Hotels & Resorts, Inc.	70,865	871,640
		52,520,972
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Renewable Energy — 1.3%
American Superconductor Corp. *	31,281	1,852,774
Centrus Energy Corp., Class A * (a)	4,988	1,832,890
NEXTracker, Inc., Class A *	14,843	1,502,408
REX American Resources Corp. *	41,322	1,323,544
		6,511,616
Retailers — 1.7%
Abercrombie & Fitch Co., Class A *	2,723	197,554
Academy Sports & Outdoors, Inc.	19,349	926,624
American Eagle Outfitters, Inc.	43,628	729,024
Asbury Automotive Group, Inc. *	2,783	652,892
Buckle, Inc. (The)	25,859	1,417,073
Global Industrial Co.	3,144	89,352
Group 1 Automotive, Inc.	3,139	1,247,878
Haverty Furniture Cos., Inc.	31,827	694,147
Liquidity Services, Inc. *	15,515	371,429
PriceSmart, Inc.	4,058	466,426
Shoe Carnival, Inc.	28,030	513,790
Urban Outfitters, Inc. *	19,854	1,282,767
Zumiez, Inc. *	1,245	26,954
		8,615,910
Software & Computer Services — 4.4%
A10 Networks, Inc.	66,323	1,183,202
Agilysys, Inc. *	11,881	1,490,590
Alarm.com Holdings, Inc. *	10,698	526,556
Blackbaud, Inc. *	6,751	432,334
Box, Inc., Class A *	31,933	1,024,730
Cargurus, Inc. *	36,691	1,288,588
Clear Secure, Inc., Class A	39,519	1,204,144
Commvault Systems, Inc. *	8,251	1,148,704
Consensus Cloud Solutions, Inc. *	3,514	103,030
CSG Systems International, Inc.	19,273	1,508,498
ePlus, Inc.	13,735	1,004,853
EverQuote, Inc., Class A *	14,938	321,764
Grindr, Inc. (Singapore) *	55,499	769,216
Magnite, Inc. *	41,533	742,610
Mitek Systems, Inc. *	35,393	325,969
NetScout Systems, Inc. *	41,210	1,145,638
OneSpan, Inc.	24,372	277,841
Powerfleet, Inc. NJ *	150,597	768,045
Progress Software Corp. *	22,205	946,821
Q2 Holdings, Inc. *	16,671	1,029,601
Qualys, Inc. *	8,058	993,229
Simulations Plus, Inc. *	27,256	468,258
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
SPS Commerce, Inc. *	8,729	717,873
Verint Systems, Inc. *	8,639	175,199
Viant Technology, Inc., Class A *	19,353	171,855
Workiva, Inc. *	14,068	1,195,921
Yelp, Inc. *	37,011	1,220,623
		22,185,692
Technology Hardware & Equipment — 5.5%
Adeia, Inc.	76,731	1,307,496
Advanced Energy Industries, Inc.	10,014	2,030,138
Alpha & Omega Semiconductor Ltd. *	2,435	68,326
Axcelis Technologies, Inc. *	5,221	415,383
Benchmark Electronics, Inc.	36,128	1,583,129
Cohu, Inc. *	999	23,766
CTS Corp.	21,430	889,559
Diodes, Inc. *	16,523	881,667
Fabrinet (Thailand) *	4,215	1,857,003
FormFactor, Inc. *	23,585	1,295,996
Impinj, Inc. *	7,511	1,518,424
Insight Enterprises, Inc. *	7,162	716,200
Kulicke & Soffa Industries, Inc. (Singapore)	25,152	1,004,319
Methode Electronics, Inc.	36,089	242,879
Novanta, Inc. *	9,128	1,159,347
PC Connection, Inc.	12,306	750,297
Photronics, Inc. *	49,076	1,172,917
Plexus Corp. *	10,681	1,494,272
Power Integrations, Inc.	15,671	656,458
Rambus, Inc. *	19,405	1,995,610
Sanmina Corp. *	12,751	1,747,525
ScanSource, Inc. *	20,345	872,902
Synaptics, Inc. *	3,434	243,608
TTM Technologies, Inc. *	32,194	2,163,437
Ultra Clean Holdings, Inc. *	29,707	814,269
Vishay Intertechnology, Inc.	46,780	794,324
Xerox Holdings Corp.	61,322	203,589
		27,902,840
Telecommunications Equipment — 3.9%
ADTRAN Holdings, Inc. *	112,588	1,173,167
Applied Optoelectronics, Inc. *	7,384	262,575
Aviat Networks, Inc. *	10,129	252,820
Calix, Inc. *	24,642	1,686,006
Clearfield, Inc. *	30,107	1,062,777
CommScope Holding Co., Inc. *	95,913	1,659,295
Digi International, Inc. *	39,833	1,461,075
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	113

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
EchoStar Corp., Class A *	22,982	1,720,662
Extreme Networks, Inc. *	70,598	1,342,774
Harmonic, Inc. *	102,049	1,091,924
InterDigital, Inc. (a)	5,365	1,941,915
NETGEAR, Inc. *	54,590	1,895,365
Ribbon Communications, Inc. *	1,005	3,377
Uniti Group, Inc., REIT	87,407	503,464
Viasat, Inc. *	34,637	1,379,245
Viavi Solutions, Inc. *	124,522	2,204,040
		19,640,481
Telecommunications Service Providers — 2.7%
8x8, Inc. *	291,874	537,048
Cable One, Inc.	6,647	987,412
fuboTV, Inc. * (a)	373,425	1,411,546
Globalstar, Inc. *	48,885	2,659,833
Gogo, Inc. *	99,378	904,340
IDT Corp., Class B	23,627	1,196,944
Liberty Latin America Ltd., Class C (Puerto Rico) *	123,762	978,957
Lumen Technologies, Inc. *	276,438	2,841,783
Shenandoah Telecommunications Co.	23,154	285,257
Telephone and Data Systems, Inc.	38,932	1,511,340
WideOpenWest, Inc. *	46,855	240,366
Xperi, Inc. *	17,730	119,146
		13,673,972
Tobacco — 0.5%
Turning Point Brands, Inc.	15,213	1,367,649
Universal Corp.	24,286	1,230,814
		2,598,463
Travel & Leisure — 0.5%
Biglari Holdings, Inc., Class B *	234	84,547
Brightstar Lottery plc	29,417	490,087
Monarch Casino & Resort, Inc.	4,427	398,740
SkyWest, Inc. *	12,896	1,295,790
		2,269,164
Waste & Disposal Services — 0.2%
Casella Waste Systems, Inc., Class A *	12,796	1,133,342
Total Common Stocks (Cost $462,781,301)		503,881,137
INVESTMENTS	NO. OF RIGHTS	VALUE ($)
Rights—0.0% ^
Pharmaceuticals & Biotechnology — 0.00% ^
OmniAb Operations, Inc. ‡ *	1,382	—
OmniAb, Inc. ‡ *	1,382	—
Total Rights (Cost $—)		—
	SHARES
Short-Term Investments — 3.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (b) (c)(Cost $405,629)	405,629	405,629
Investment of Cash Collateral from Securities Loaned — 3.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c)(Cost $15,353,997)	15,353,997	15,353,997
Total Short-Term Investments (Cost $15,759,626)		15,759,626
Total Investments — 103.0% (Cost $478,540,927)		519,640,763
Liabilities in Excess of Other Assets — (3.0)%		(14,941,521)
NET ASSETS — 100.0%		504,699,242

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $14,352,067.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	4	12/19/2025	USD	497,720	9,946

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	115

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 4.4%
Axon Enterprise, Inc. *	8,288	6,068,722
BWX Technologies, Inc.	24,797	5,296,887
Curtiss-Wright Corp.	8,440	5,027,961
GE Aerospace	64,491	19,924,495
HEICO Corp.	11,933	3,791,949
Howmet Aerospace, Inc.	38,644	7,958,732
Rocket Lab Corp. *	93,058	5,860,793
RTX Corp.	84,836	15,143,226
TransDigm Group, Inc.	5,191	6,792,475
		75,865,240
Banks — 0.7%
Citigroup, Inc.	126,089	12,763,989
Beverages — 0.2%
Coca-Cola Co. (The)	17,917	1,234,482
Coca-Cola Consolidated, Inc.	11,213	1,461,951
Monster Beverage Corp. *	20,063	1,340,810
		4,037,243
Chemicals — 0.6%
Ecolab, Inc.	24,594	6,305,901
Linde plc	7,593	3,176,152
		9,482,053
Construction & Materials — 2.1%
Acuity, Inc.	2,864	1,045,503
Armstrong World Industries, Inc.	17,288	3,292,154
Comfort Systems USA, Inc.	6,181	5,968,250
EMCOR Group, Inc.	7,510	5,075,108
Lennox International, Inc.	6,170	3,115,850
Louisiana-Pacific Corp.	15,678	1,365,711
Quanta Services, Inc.	16,261	7,303,303
Trane Technologies plc	18,825	8,445,836
		35,611,715
Consumer Services — 1.2%
Duolingo, Inc. *	9,246	2,502,338
Grand Canyon Education, Inc. *	13,521	2,546,004
Rollins, Inc.	45,217	2,604,951
Uber Technologies, Inc. *	136,143	13,137,800
		20,791,093
Electricity — 1.4%
Entergy Corp.	58,877	5,657,491
Evergy, Inc.	53,166	4,083,680
NRG Energy, Inc.	30,158	5,182,954
OGE Energy Corp.	25,148	1,110,033
INVESTMENTS	SHARES	VALUE ($)

Electricity — continued
Southern Co. (The)	22,120	2,080,165
Vistra Corp.	27,949	5,262,796
		23,377,119
Electronic & Electrical Equipment — 0.3%
Hubbell, Inc.	9,711	4,564,170
Pentair plc	9,764	1,038,401
		5,602,571
Finance & Credit Services — 0.6%
MGIC Investment Corp.	59,493	1,631,298
SLM Corp.	116,448	3,126,629
SoFi Technologies, Inc. *	186,357	5,531,076
		10,289,003
Food Producers — 0.6%
Ingredion, Inc.	20,516	2,367,752
Pilgrim's Pride Corp.	30,812	1,173,937
Post Holdings, Inc. *	25,523	2,652,605
US Foods Holding Corp. *	52,538	3,815,310
		10,009,604
Gas, Water & Multi-utilities — 0.8%
Ameren Corp.	43,571	4,445,113
Atmos Energy Corp.	6,293	1,080,634
MDU Resources Group, Inc.	68,711	1,317,877
National Fuel Gas Co.	31,539	2,488,743
NiSource, Inc.	105,163	4,428,414
WEC Energy Group, Inc.	7,312	816,970
		14,577,751
General Industrials — 2.3%
3M Co.	48,029	7,996,828
Eaton Corp. plc	28,053	10,703,903
GE Vernova, Inc.	19,370	11,334,162
Parker-Hannifin Corp.	10,819	8,361,248
RPM International, Inc.	14,405	1,574,178
		39,970,319
Health Care Providers — 0.9%
Doximity, Inc., Class A *	54,596	3,603,336
Encompass Health Corp.	31,282	3,561,456
HCA Healthcare, Inc.	7,927	3,643,883
Tenet Healthcare Corp. *	21,232	4,384,196
		15,192,871
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Household Goods & Home Construction — 0.4%
SharkNinja, Inc. *	32,289	2,760,709
Somnigroup International, Inc.	48,234	3,826,886
		6,587,595
Industrial Engineering — 1.0%
Caterpillar, Inc.	30,022	17,330,500
Industrial Materials — 0.1%
International Paper Co.	55,809	2,156,460
Industrial Metals & Mining — 0.8%
Carpenter Technology Corp.	14,595	4,610,560
Reliance, Inc.	5,083	1,435,592
Southern Copper Corp. (Mexico)	27,208	3,776,470
Steel Dynamics, Inc.	26,714	4,188,755
Timken Co. (The)	2,350	184,499
		14,195,876
Industrial Support Services — 2.0%
American Express Co.	37,637	13,576,795
Automatic Data Processing, Inc.	13,923	3,624,157
Cintas Corp.	32,324	5,924,019
Core & Main, Inc., Class A *	58,726	3,064,323
ExlService Holdings, Inc. *	36,126	1,412,527
Genpact Ltd.	45,011	1,717,170
Verisk Analytics, Inc., Class A	5,136	1,123,551
WW Grainger, Inc.	4,979	4,874,441
		35,316,983
Industrial Transportation — 0.6%
Allison Transmission Holdings, Inc.	31,727	2,619,064
Ryder System, Inc.	19,670	3,328,754
XPO, Inc. *	27,191	3,911,969
		9,859,787
Investment Banking & Brokerage Services — 7.2%
Ameriprise Financial, Inc.	11,487	5,200,969
Bank of New York Mellon Corp. (The)	67,263	7,259,696
Berkshire Hathaway, Inc., Class B *	61,902	29,560,681
Charles Schwab Corp. (The)	121,388	11,473,594
CME Group, Inc.	30,635	8,133,286
Equitable Holdings, Inc.	75,900	3,749,460
Evercore, Inc., Class A	12,261	3,611,600
Goldman Sachs Group, Inc. (The)	19,528	15,414,817
Houlihan Lokey, Inc.	9,189	1,645,566
Interactive Brokers Group, Inc., Class A	76,579	5,388,099
Intercontinental Exchange, Inc.	47,109	6,891,576
Lazard, Inc.	762	37,186
INVESTMENTS	SHARES	VALUE ($)

Investment Banking & Brokerage Services — continued
LPL Financial Holdings, Inc.	10,617	4,005,900
Nasdaq, Inc.	55,939	4,782,225
Robinhood Markets, Inc., Class A *	67,927	9,970,325
Stifel Financial Corp.	15,566	1,843,481
TPG, Inc.	54,026	2,973,591
Virtu Financial, Inc., Class A	83,306	2,902,381
		124,844,433
Leisure Goods — 0.4%
ROBLOX Corp., Class A *	56,527	6,428,250
Life Insurance — 0.3%
Corebridge Financial, Inc.	1,352	44,021
Globe Life, Inc.	17,087	2,247,111
Unum Group	45,913	3,370,933
		5,662,065
Media — 2.2%
Liberty Media Corp-Liberty Formula One, Class C *	37,031	3,697,545
Liberty Media Corp-Liberty Live, Class C *	9,907	895,692
Netflix, Inc. *	23,466	26,255,169
Spotify Technology SA *	11,782	7,720,980
		38,569,386
Medical Equipment & Services — 3.7%
Abbott Laboratories	93,240	11,526,329
Boston Scientific Corp. *	104,756	10,551,024
Insulet Corp. *	13,053	4,085,720
Intuitive Surgical, Inc. *	24,584	13,134,739
Labcorp Holdings, Inc.	14,180	3,601,153
Natera, Inc. *	26,265	5,224,896
Penumbra, Inc. *	11,046	2,511,529
Quest Diagnostics, Inc.	21,386	3,762,867
Stryker Corp.	25,003	8,907,069
		63,305,326
Non-life Insurance — 1.3%
Allstate Corp. (The)	28,779	5,511,754
Axis Capital Holdings Ltd.	34,331	3,215,442
Cincinnati Financial Corp.	13,304	2,056,665
Hartford Insurance Group, Inc. (The)	39,271	4,876,673
Old Republic International Corp.	93,506	3,689,747
WR Berkley Corp.	36,765	2,622,815
		21,973,096
Non-Renewable Energy — 2.9%
Antero Midstream Corp.	181,730	3,134,842
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	117

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Cheniere Energy, Inc.	17,109	3,627,108
DT Midstream, Inc.	33,951	3,717,295
Kinder Morgan, Inc.	214,872	5,627,498
Marathon Petroleum Corp.	33,747	6,577,628
Phillips 66	38,661	5,263,308
Targa Resources Corp.	25,250	3,889,510
TechnipFMC plc (United Kingdom)	105,382	4,357,546
Texas Pacific Land Corp.	3,239	3,055,608
Valero Energy Corp.	27,616	4,682,569
Williams Cos., Inc. (The)	115,459	6,681,612
		50,614,524
Personal Care, Drug & Grocery Stores — 1.5%
Casey's General Stores, Inc.	7,661	3,931,548
Cencora, Inc.	19,360	6,540,002
Kroger Co. (The)	67,990	4,326,204
McKesson Corp.	10,664	8,652,130
Procter & Gamble Co. (The)	18,273	2,747,711
		26,197,595
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.1%
AbbVie, Inc.	90,410	19,712,996
Alnylam Pharmaceuticals, Inc. *	13,573	6,189,831
Cardinal Health, Inc.	34,027	6,491,331
Eli Lilly & Co.	14,559	12,562,379
Exelixis, Inc. *	100,892	3,901,494
Gilead Sciences, Inc.	91,113	10,914,426
Insmed, Inc. *	32,197	6,104,551
Roivant Sciences Ltd. *	108,230	2,163,518
Royalty Pharma plc, Class A	82,273	3,088,528
		71,129,054
Real Estate Investment & Services — 0.4%
CBRE Group, Inc., Class A *	34,974	5,331,087
Jones Lang LaSalle, Inc. *	7,119	2,171,936
		7,503,023
Real Estate Investment Trusts — 1.8%
Agree Realty Corp.	23,615	1,724,131
Digital Realty Trust, Inc.	3,076	524,181
EPR Properties	45,291	2,220,165
Essex Property Trust, Inc.	5,029	1,266,151
Iron Mountain, Inc.	7,158	736,916
Mid-America Apartment Communities, Inc.	10,460	1,341,286
Omega Healthcare Investors, Inc.	46,113	1,938,129
Simon Property Group, Inc.	34,410	6,047,902
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
Ventas, Inc.	65,280	4,817,011
Welltower, Inc.	53,222	9,635,311
		30,251,183
Retailers — 7.4%
Amazon.com, Inc. *	41,670	10,176,647
Amer Sports, Inc. (Finland) *	97,696	3,051,046
AutoNation, Inc. *	15,975	3,192,923
AutoZone, Inc. *	1,625	5,970,949
Carvana Co. *	15,577	4,774,974
Costco Wholesale Corp.	25,217	22,984,035
Gap, Inc. (The)	110,039	2,514,391
Home Depot, Inc. (The)	53,594	20,343,747
Lowe's Cos., Inc.	19,168	4,564,476
O'Reilly Automotive, Inc. *	74,273	7,014,342
Penske Automotive Group, Inc.	11,121	1,780,139
Tapestry, Inc.	42,192	4,633,525
TJX Cos., Inc. (The)	78,539	11,006,455
Walmart, Inc.	245,658	24,855,676
Williams-Sonoma, Inc.	7,350	1,428,399
		128,291,724
Software & Computer Services — 25.1%
Alphabet, Inc., Class A	140,855	39,607,017
Amdocs Ltd.	14,028	1,181,999
Appfolio, Inc., Class A *	8,705	2,214,813
AppLovin Corp., Class A *	18,690	11,911,698
Atlassian Corp., Class A *	24,717	4,187,554
Autodesk, Inc. *	20,830	6,276,912
Cadence Design Systems, Inc. *	23,090	7,820,352
Cloudflare, Inc., Class A *	30,886	7,823,424
Crowdstrike Holdings, Inc., Class A *	20,151	10,942,194
Datadog, Inc., Class A *	39,798	6,479,512
Dayforce, Inc. *	55,883	3,841,397
Docusign, Inc. *	51,339	3,754,934
DoorDash, Inc., Class A *	31,368	7,979,078
Dropbox, Inc., Class A *	119,729	3,472,141
Dynatrace, Inc. *	74,222	3,753,407
F5, Inc. *	13,359	3,380,495
Fortinet, Inc. *	63,299	5,470,933
Gen Digital, Inc.	139,283	3,671,500
Guidewire Software, Inc. *	16,885	3,945,011
Hewlett Packard Enterprise Co.	206,680	5,047,126
HubSpot, Inc. *	7,506	3,692,351
International Business Machines Corp.	59,895	18,412,322
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Intuit, Inc.	17,881	11,936,462
Kyndryl Holdings, Inc. *	112,276	3,247,022
Leidos Holdings, Inc.	24,882	4,739,275
Maplebear, Inc. *	81,457	3,002,505
Meta Platforms, Inc., Class A	43,993	28,522,862
Microsoft Corp.	66,867	34,624,401
MongoDB, Inc., Class A *	14,174	5,100,089
Nutanix, Inc., Class A *	54,065	3,851,591
Okta, Inc. *	44,337	4,058,166
Oracle Corp.	97,107	25,501,269
Palantir Technologies, Inc., Class A *	130,956	26,252,749
Palo Alto Networks, Inc. *	48,307	10,639,134
Paycom Software, Inc.	17,279	3,232,728
Pegasystems, Inc.	64,196	4,086,075
Pinterest, Inc., Class A *	116,452	3,854,561
Procore Technologies, Inc. *	53,107	3,920,359
PTC, Inc. *	21,492	4,267,022
Reddit, Inc., Class A *	19,640	4,103,778
Rubrik, Inc., Class A *	42,095	3,168,491
Salesforce, Inc.	59,938	15,608,455
ServiceNow, Inc. *	13,733	12,624,472
Snowflake, Inc., Class A *	30,327	8,336,286
SS&C Technologies Holdings, Inc.	47,996	4,075,820
Strategy, Inc., Class A *	23,071	6,217,865
Synopsys, Inc. *	14,790	6,711,998
Toast, Inc., Class A *	102,592	3,707,675
Twilio, Inc., Class A *	37,643	5,077,288
Unity Software, Inc. *	91,100	3,452,690
VeriSign, Inc.	16,083	3,856,703
Zoom Communications, Inc., Class A *	52,854	4,610,454
Zscaler, Inc. *	16,993	5,627,062
		432,881,477
Technology Hardware & Equipment — 15.0%
Allegro MicroSystems, Inc. (Japan) *	34,328	1,027,094
Amphenol Corp., Class A	90,326	12,586,025
Analog Devices, Inc.	36,772	8,609,428
Apple, Inc.	123,529	33,398,536
Astera Labs, Inc. *	23,642	4,413,488
Avnet, Inc.	56,048	2,715,526
Broadcom, Inc.	98,839	36,533,860
Coherent Corp. *	41,586	5,487,688
Corning, Inc.	85,578	7,623,288
Flex Ltd. *	78,350	4,898,442
Intel Corp. *	87,740	3,508,723
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — continued
Jabil, Inc.	21,097	4,660,116
KLA Corp.	8,505	10,280,334
Lam Research Corp.	96,159	15,141,196
Lattice Semiconductor Corp. *	57,032	4,161,055
MACOM Technology Solutions Holdings, Inc. *	26,885	3,982,475
Micron Technology, Inc.	81,128	18,154,012
NVIDIA Corp.	198,185	40,130,480
Pure Storage, Inc., Class A *	57,283	5,653,832
Sandisk Corp. *	22,051	4,395,426
TD SYNNEX Corp.	25,946	4,060,289
Texas Instruments, Inc.	61,963	10,004,546
Vertiv Holdings Co., Class A	45,793	8,831,638
Western Digital Corp.	53,317	8,008,747
		258,266,244
Telecommunications Equipment — 0.7%
Cisco Systems, Inc.	41,451	3,030,483
Lumentum Holdings, Inc. *	24,681	4,974,702
Ubiquiti, Inc.	5,960	4,691,593
		12,696,778
Telecommunications Service Providers — 1.2%
AT&T, Inc.	462,995	11,459,126
GCI Liberty, Inc. Escrow ‡ *	3,962	—
Millicom International Cellular SA (Guatemala)	27,615	1,300,943
T-Mobile US, Inc.	35,831	7,526,301
		20,286,370
Tobacco — 1.3%
Altria Group, Inc.	134,172	7,564,617
Philip Morris International, Inc.	98,477	14,213,186
		21,777,803
Travel & Leisure — 2.0%
Aramark	54,522	2,065,293
Booking Holdings, Inc.	2,228	11,313,205
Hilton Worldwide Holdings, Inc.	23,734	6,098,689
Live Nation Entertainment, Inc. *	12,545	1,875,854
Royal Caribbean Cruises Ltd.	22,090	6,336,075
Texas Roadhouse, Inc.	13,173	2,154,839
United Airlines Holdings, Inc. *	47,458	4,462,950
		34,306,905
Waste & Disposal Services — 0.3%
Republic Services, Inc., Class A	23,153	4,821,381
Total Common Stocks (Cost $1,470,571,687)		1,722,824,389
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	119

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)(Cost $2,121,409)	2,121,409	2,121,409
Total Investments — 99.9% (Cost $1,472,693,096)		1,724,945,798
Other Assets in Excess of Liabilities — 0.1%		886,812
NET ASSETS — 100.0%		1,725,832,610

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	7	12/19/2025	USD	2,404,763	55,272

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	68,720	33,801,994
Automobiles & Parts — 0.0% ^
Gentex Corp.	95,219	2,232,886
Banks — 0.2%
Commerce Bancshares, Inc.	220,706	11,615,757
Beverages — 0.3%
Monster Beverage Corp. *	382,487	25,561,606
Chemicals — 0.9%
CF Industries Holdings, Inc.	157,800	13,143,162
Linde plc	135,986	56,882,944
		70,026,106
Construction & Materials — 1.5%
A O Smith Corp.	103,110	6,804,229
Acuity, Inc.	50,105	18,290,830
Advanced Drainage Systems, Inc.	75,912	10,631,475
Builders FirstSource, Inc. *	72,087	8,374,347
Carlisle Cos., Inc.	46,755	15,197,713
Eagle Materials, Inc.	39,226	8,328,464
EMCOR Group, Inc.	33,406	22,575,107
Louisiana-Pacific Corp.	56,168	4,892,794
Trane Technologies plc	11,364	5,098,459
Watsco, Inc.	34,367	12,647,400
		112,840,818
Consumer Services — 1.2%
Copart, Inc. *	461,470	19,847,825
eBay, Inc.	261,576	21,268,744
Grand Canyon Education, Inc. *	78,311	14,745,961
H&R Block, Inc.	277,554	13,805,536
Rollins, Inc.	311,193	17,927,829
		87,595,895
Electricity — 0.8%
Consolidated Edison, Inc.	157,402	15,332,529
Evergy, Inc.	159,249	12,231,915
NRG Energy, Inc.	135,844	23,346,150
OGE Energy Corp.	208,014	9,181,738
		60,092,332
Electronic & Electrical Equipment — 0.9%
Donaldson Co., Inc.	155,823	13,128,088
IDEX Corp.	66,073	11,328,876
INVESTMENTS	SHARES	VALUE ($)

Electronic & Electrical Equipment — continued
Keysight Technologies, Inc. *	104,657	19,148,045
Mettler-Toledo International, Inc. *	15,617	22,118,201
		65,723,210
Finance & Credit Services — 1.1%
FactSet Research Systems, Inc.	38,737	10,335,032
Moody's Corp.	64,148	30,810,284
S&P Global, Inc.	81,312	39,616,020
		80,761,336
Food Producers — 0.2%
Ingredion, Inc.	117,131	13,518,089
Gas, Water & Multi-utilities — 0.7%
National Fuel Gas Co.	187,659	14,808,172
UGI Corp.	437,769	14,634,617
WEC Energy Group, Inc.	204,404	22,838,059
		52,280,848
General Industrials — 1.1%
GE Vernova, Inc.	86,209	50,444,334
Illinois Tool Works, Inc.	118,733	28,961,353
RPM International, Inc.	638	69,721
		79,475,408
Health Care Providers — 0.3%
Chemed Corp.	27,438	11,834,009
DaVita, Inc. *	92,321	10,988,046
		22,822,055
Household Goods & Home Construction — 0.2%
NVR, Inc. *	1,969	14,198,105
Industrial Engineering — 0.5%
Graco, Inc.	166,236	13,593,118
Lincoln Electric Holdings, Inc.	72,364	16,965,740
Snap-on, Inc.	31,183	10,463,455
		41,022,313
Industrial Metals & Mining — 0.4%
Fastenal Co.	147,936	6,087,567
Reliance, Inc.	13,930	3,934,250
Southern Copper Corp. (Mexico)	129,754	18,009,855
		28,031,672
Industrial Support Services — 6.1%
Accenture plc, Class A	173,907	43,494,141
Automatic Data Processing, Inc.	140,546	36,584,124
Cintas Corp.	146,074	26,770,982
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	121

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Corpay, Inc. *	34,141	8,888,609
Jack Henry & Associates, Inc.	77,692	11,571,447
Mastercard, Inc., Class A	206,460	113,963,855
MSC Industrial Direct Co., Inc., Class A	104,154	8,843,716
Paychex, Inc.	170,640	19,969,999
Verisk Analytics, Inc., Class A	85,668	18,740,732
Visa, Inc., Class A	422,322	143,901,998
WW Grainger, Inc.	23,004	22,520,916
		455,250,519
Industrial Transportation — 1.1%
Allison Transmission Holdings, Inc.	147,396	12,167,540
Expeditors International of Washington, Inc.	114,745	13,987,415
Landstar System, Inc.	83,031	10,663,671
Union Pacific Corp.	198,148	43,665,875
United Parcel Service, Inc., Class B	21,219	2,045,936
		82,530,437
Investment Banking & Brokerage Services — 4.1%
Ameriprise Financial, Inc.	51,404	23,274,189
Berkshire Hathaway, Inc., Class B *	289,520	138,257,381
Blackrock, Inc.	43,832	47,461,728
Broadridge Financial Solutions, Inc.	84,646	18,655,978
Cboe Global Markets, Inc.	76,867	18,881,610
CME Group, Inc.	62,957	16,714,454
Intercontinental Exchange, Inc.	172,406	25,221,274
Nasdaq, Inc.	28,646	2,448,946
SEI Investments Co.	192,208	15,493,887
		306,409,447
Leisure Goods — 0.6%
Electronic Arts, Inc.	143,374	28,683,402
Pool Corp.	42,771	11,422,423
YETI Holdings, Inc. *	243,448	8,274,798
		48,380,623
Life Insurance — 0.5%
Aflac, Inc.	246,278	26,398,539
Primerica, Inc.	35,216	9,151,582
		35,550,121
Media — 0.9%
Fox Corp., Class A	171,056	11,058,771
New York Times Co. (The), Class A	206,585	11,773,279
Nexstar Media Group, Inc.	47,232	9,244,719
Spotify Technology SA *	50,784	33,279,771
		65,356,540
INVESTMENTS	SHARES	VALUE ($)

Medical Equipment & Services — 1.9%
Abbott Laboratories	197,780	24,449,564
Agilent Technologies, Inc.	148,306	21,706,066
Bio-Techne Corp.	47,398	2,965,693
Hologic, Inc. *	208,773	15,430,412
IDEXX Laboratories, Inc. *	40,884	25,736,887
Penumbra, Inc. *	57,993	13,185,868
QIAGEN NV	117,197	5,490,679
ResMed, Inc.	85,691	21,155,394
STERIS plc	49,071	11,566,035
Waters Corp. *	11,008	3,848,397
		145,534,995
Non-life Insurance — 4.1%
Allstate Corp. (The)	94,327	18,065,507
American Financial Group, Inc.	65,637	8,643,080
Aon plc, Class A	82,295	28,036,261
Arch Capital Group Ltd.	218,578	18,865,467
Arthur J Gallagher & Co.	103,831	25,904,796
Brown & Brown, Inc.	187,824	14,977,086
Chubb Ltd.	119,589	33,118,978
Fidelity National Financial, Inc.	217,609	12,020,721
Hartford Insurance Group, Inc. (The)	139,512	17,324,600
Markel Group, Inc. *	730	1,441,407
Marsh & McLennan Cos., Inc.	179,815	32,034,042
Old Republic International Corp.	228,923	9,033,302
Progressive Corp. (The)	149,871	30,873,426
RLI Corp.	126,666	7,468,227
Travelers Cos., Inc. (The)	103,799	27,882,488
WR Berkley Corp.	260,180	18,561,241
		304,250,629
Non-Renewable Energy — 3.0%
Antero Midstream Corp.	164,592	2,839,212
Chevron Corp.	326,684	51,524,600
ConocoPhillips	264,417	23,496,095
Coterra Energy, Inc.	68,518	1,621,136
EOG Resources, Inc.	186,011	19,687,404
Exxon Mobil Corp.	972,978	111,269,764
TechnipFMC plc (United Kingdom)	274,863	11,365,585
		221,803,796
Personal Care, Drug & Grocery Stores — 2.2%
Church & Dwight Co., Inc.	178,439	15,647,316
Clorox Co. (The)	97,274	10,939,434
Colgate-Palmolive Co.	335,995	25,888,415
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — continued
Kimberly-Clark Corp.	182,535	21,851,265
Procter & Gamble Co. (The)	589,428	88,632,288
		162,958,718
Personal Goods — 1.2%
Crocs, Inc. *	79,980	6,533,566
Deckers Outdoor Corp. *	119,405	9,731,508
Lululemon Athletica, Inc. *	99,835	17,025,861
NIKE, Inc., Class B	457,053	29,521,053
On Holding AG, Class A (Switzerland) *	178,541	6,632,798
Ralph Lauren Corp.	55,659	17,791,956
		87,236,742
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.5%
AbbVie, Inc.	453,544	98,890,734
Amgen, Inc.	46,529	13,885,649
Bristol-Myers Squibb Co.	661,545	30,477,378
Gilead Sciences, Inc.	405,472	48,571,491
Jazz Pharmaceuticals plc *	111,885	15,399,851
Johnson & Johnson	618,657	116,845,748
Medpace Holdings, Inc. *	35,223	20,602,285
Merck & Co., Inc.	697,801	59,996,930
Regeneron Pharmaceuticals, Inc.	31,671	20,643,158
Royalty Pharma plc, Class A	377,519	14,172,063
United Therapeutics Corp. *	45,430	20,235,885
Zoetis, Inc.	191,733	27,626,808
		487,347,980
Precious Metals & Mining — 0.1%
Royal Gold, Inc.	44,162	7,719,076
Real Estate Investment Trusts — 2.1%
American Tower Corp.	104,712	18,741,354
Camden Property Trust	60,857	6,054,054
Crown Castle, Inc.	83,442	7,528,137
CubeSmart	71,325	2,686,813
Equity LifeStyle Properties, Inc.	133,933	8,176,610
Equity Residential	82,945	4,930,251
Extra Space Storage, Inc.	58,958	7,873,251
Gaming and Leisure Properties, Inc.	94,280	4,210,545
Host Hotels & Resorts, Inc.	895,084	14,339,246
Lamar Advertising Co., Class A	131,969	15,650,204
Mid-America Apartment Communities, Inc.	99,079	12,704,900
Public Storage	76,492	21,307,611
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
Simon Property Group, Inc.	124,475	21,877,726
Weyerhaeuser Co.	389,887	8,967,401
		155,048,103
Renewable Energy — 0.0% ^
Enphase Energy, Inc. *	83,242	2,539,713
Retailers — 5.9%
Best Buy Co., Inc.	120,870	9,928,262
Costco Wholesale Corp.	113,800	103,723,010
Dollar Tree, Inc. *	125,831	12,472,369
Etsy, Inc. *	294,333	18,248,646
Home Depot, Inc. (The)	256,970	97,543,242
Lowe's Cos., Inc.	147,490	35,121,794
O'Reilly Automotive, Inc. *	330,360	31,199,198
Ross Stores, Inc.	160,503	25,507,137
TJX Cos., Inc. (The)	354,953	49,743,113
Tractor Supply Co.	129,352	6,999,237
Ulta Beauty, Inc. *	24,115	12,536,906
Walmart, Inc.	181,583	18,372,568
Williams-Sonoma, Inc.	99,193	19,277,168
		440,672,650
Software & Computer Services — 24.3%
Adobe, Inc. *	137,017	46,628,255
Akamai Technologies, Inc. *	192,329	14,443,908
Alphabet, Inc., Class A	626,971	176,297,976
Amdocs Ltd.	195,866	16,503,669
AppLovin Corp., Class A *	83,161	53,001,000
Atlassian Corp., Class A *	121,477	20,580,633
Autodesk, Inc. *	92,591	27,901,372
Bentley Systems, Inc., Class B	308,862	15,699,455
Cadence Design Systems, Inc. *	102,741	34,797,349
CCC Intelligent Solutions Holdings, Inc. *	75,789	660,880
Cognizant Technology Solutions Corp., Class A	315,066	22,962,010
Crowdstrike Holdings, Inc., Class A *	89,678	48,696,051
Datadog, Inc., Class A *	176,965	28,811,672
Docusign, Inc. *	212,913	15,572,457
Dolby Laboratories, Inc., Class A	93,501	6,200,986
DoorDash, Inc., Class A *	139,607	35,511,833
DoubleVerify Holdings, Inc. *	689,089	7,841,833
Dropbox, Inc., Class A *	534,482	15,499,978
DXC Technology Co. *	533,684	7,578,313
Dynatrace, Inc. *	360,002	18,205,301
Elastic NV *	190,074	16,958,402
F5, Inc. *	59,459	15,046,100
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	123

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Fortinet, Inc. *	328,590	28,400,034
Gartner, Inc. *	76,586	19,019,367
Gen Digital, Inc.	607,269	16,007,611
GoDaddy, Inc., Class A *	132,030	17,577,154
HubSpot, Inc. *	41,534	20,431,405
Informatica, Inc., Class A *	299,637	7,451,972
Intuit, Inc.	82,716	55,217,066
Leidos Holdings, Inc.	67,727	12,899,962
Manhattan Associates, Inc. *	81,763	14,886,589
Maplebear, Inc. *	197,461	7,278,412
Match Group, Inc.	440,360	14,241,242
Meta Platforms, Inc., Class A	195,815	126,956,655
Microsoft Corp.	297,767	154,186,730
Nutanix, Inc., Class A *	267,486	19,055,703
Okta, Inc. *	197,713	18,096,671
Palantir Technologies, Inc., Class A *	582,826	116,839,128
Palo Alto Networks, Inc. *	222,064	48,907,375
Paycom Software, Inc.	69,966	13,089,939
Pegasystems, Inc.	284,835	18,129,748
Pinterest, Inc., Class A *	314,991	10,426,202
Procore Technologies, Inc. *	132,880	9,809,202
PTC, Inc. *	95,427	18,946,077
Reddit, Inc., Class A *	54,526	11,393,208
RingCentral, Inc., Class A *	479,089	14,430,161
Roper Technologies, Inc.	36,128	16,118,507
Salesforce, Inc.	266,736	69,460,722
SentinelOne, Inc., Class A *	451,951	8,067,325
ServiceNow, Inc. *	62,156	57,138,768
Snowflake, Inc., Class A *	134,934	37,090,658
Synopsys, Inc. *	44,455	20,174,568
Teradata Corp. *	590,967	12,321,662
Toast, Inc., Class A *	271,159	9,799,686
Twilio, Inc., Class A *	167,042	22,530,625
Tyler Technologies, Inc. *	35,895	17,095,353
UiPath, Inc., Class A *	723,870	11,480,578
VeriSign, Inc.	71,369	17,114,286
Workday, Inc., Class A *	111,673	26,792,586
Zoom Communications, Inc., Class A *	234,560	20,460,669
ZoomInfo Technologies, Inc. *	174,808	1,961,346
Zscaler, Inc. *	75,472	24,991,798
		1,811,676,183
Technology Hardware & Equipment — 16.4%
Amphenol Corp., Class A	401,983	56,012,311
Analog Devices, Inc.	170,152	39,837,688
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — continued
Apple, Inc.	614,931	166,258,895
Applied Materials, Inc.	269,169	62,743,294
Avnet, Inc.	21,660	1,049,427
Broadcom, Inc.	439,970	162,626,111
Cirrus Logic, Inc. *	138,672	18,394,841
GLOBALFOUNDRIES, Inc. *	241,825	8,608,970
IPG Photonics Corp. *	86,311	7,346,792
Jabil, Inc.	93,604	20,676,188
KLA Corp.	45,914	55,498,088
Lam Research Corp.	427,904	67,377,764
Lattice Semiconductor Corp. *	253,092	18,465,592
MACOM Technology Solutions Holdings, Inc. *	75,276	11,150,634
Marvell Technology, Inc.	292,827	27,449,603
Monolithic Power Systems, Inc.	27,317	27,453,585
NetApp, Inc.	168,549	19,851,701
NVIDIA Corp.	882,539	178,705,321
ON Semiconductor Corp. *	393,882	19,725,611
Pure Storage, Inc., Class A *	255,099	25,178,271
Qorvo, Inc. *	177,475	16,845,927
QUALCOMM, Inc.	332,826	60,208,223
Skyworks Solutions, Inc.	229,252	17,817,465
Super Micro Computer, Inc. *	287,113	14,918,392
Teradyne, Inc.	158,374	28,786,058
Texas Instruments, Inc.	224,783	36,293,463
Vertiv Holdings Co., Class A	168,997	32,592,761
Western Digital Corp.	150,698	22,636,347
		1,224,509,323
Telecommunications Equipment — 1.8%
Ciena Corp. *	156,858	29,790,471
Cisco Systems, Inc.	1,106,877	80,923,777
Motorola Solutions, Inc.	58,112	23,634,732
		134,348,980
Telecommunications Service Providers — 0.3%
AT&T, Inc.	887,019	21,953,720
Iridium Communications, Inc.	185,849	3,559,009
		25,512,729
Tobacco — 0.8%
Altria Group, Inc.	550,473	31,035,668
Philip Morris International, Inc.	204,338	29,492,103
		60,527,771
Travel & Leisure — 4.2%
Airbnb, Inc., Class A *	167,801	21,233,538
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Booking Holdings, Inc.	9,920	50,371,181
Boyd Gaming Corp.	108,765	8,469,531
Darden Restaurants, Inc.	89,955	16,205,393
Domino's Pizza, Inc.	21,956	8,748,588
Expedia Group, Inc.	95,483	21,006,260
Hilton Worldwide Holdings, Inc.	85,373	21,937,446
Madison Square Garden Sports Corp. *	61,842	13,258,306
Marriott International, Inc., Class A	106,362	27,715,810
McDonald's Corp.	200,462	59,823,875
Starbucks Corp.	370,446	29,957,968
Texas Roadhouse, Inc.	53,604	8,768,542
Wyndham Hotels & Resorts, Inc.	77,653	5,702,060
Yum! Brands, Inc.	138,406	19,129,093
		312,327,591
Waste & Disposal Services — 0.9%
Clean Harbors, Inc. *	73,671	15,508,482
Republic Services, Inc., Class A	104,286	21,716,517
Waste Management, Inc.	148,513	29,668,442
		66,893,441
Total Common Stocks (Cost $6,741,971,014)		7,445,986,537
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)(Cost $6,662,084)	6,662,084	6,662,084
Total Investments — 99.9% (Cost $6,748,633,098)		7,452,648,621
Other Assets in Excess of Liabilities — 0.1%		3,984,520
NET ASSETS — 100.0%		7,456,633,141

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	25	12/19/2025	USD	8,588,438	160,009

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	125

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 1.3%
General Dynamics Corp.	6,181	2,131,827
Huntington Ingalls Industries, Inc.	3,774	1,215,303
L3Harris Technologies, Inc.	5,954	1,721,301
RTX Corp.	5,915	1,055,828
Textron, Inc.	10,770	870,324
		6,994,583
Automobiles & Parts — 1.7%
Aptiv plc *	12,568	1,019,265
BorgWarner, Inc.	23,356	1,003,374
Ford Motor Co.	155,446	2,041,006
General Motors Co.	34,017	2,350,234
Gentex Corp.	29,065	681,574
Genuine Parts Co.	8,543	1,087,609
Lear Corp.	6,563	686,818
LKQ Corp.	23,257	743,294
		9,613,174
Banks — 5.9%
Bank of America Corp.	60,503	3,233,885
Bank OZK	15,821	711,787
BOK Financial Corp.	4,474	467,891
Citigroup, Inc.	41,316	4,182,419
Citizens Financial Group, Inc.	27,937	1,421,155
Columbia Banking System, Inc.	36,024	965,443
Comerica, Inc.	17,735	1,356,728
Fifth Third Bancorp	34,481	1,435,099
First Hawaiian, Inc.	27,797	681,860
First Horizon Corp.	56,663	1,210,322
FNB Corp.	71,195	1,119,185
Huntington Bancshares, Inc.	84,714	1,307,984
KeyCorp	71,926	1,265,178
M&T Bank Corp.	7,669	1,410,099
PNC Financial Services Group, Inc. (The)	3,473	633,996
Popular, Inc. (Puerto Rico)	9,686	1,079,699
Prosperity Bancshares, Inc.	10,717	705,393
Regions Financial Corp.	54,521	1,319,408
Synovus Financial Corp.	23,332	1,041,541
Truist Financial Corp.	44,199	1,972,601
US Bancorp	46,566	2,173,701
Webster Financial Corp.	16,565	944,868
Western Alliance Bancorp	13,651	1,055,905
Zions Bancorp NA	18,689	973,884
		32,670,031
INVESTMENTS	SHARES	VALUE ($)

Beverages — 0.2%
Molson Coors Beverage Co., Class B	20,760	907,627
Chemicals — 0.7%
Celanese Corp.	6,892	264,928
CF Industries Holdings, Inc.	8,789	732,036
Eastman Chemical Co.	9,520	566,630
FMC Corp.	26,879	407,754
LyondellBasell Industries NV, Class A	17,002	789,233
Mosaic Co. (The)	33,959	932,175
		3,692,756
Construction & Materials — 1.3%
A O Smith Corp.	9,358	617,534
Acuity, Inc.	3,156	1,152,098
Builders FirstSource, Inc. *	7,151	830,731
CRH plc	17,749	2,113,906
Fortune Brands Innovations, Inc.	11,516	585,013
Louisiana-Pacific Corp.	6,462	562,905
Mohawk Industries, Inc. *	5,387	612,179
Owens Corning	6,861	873,474
		7,347,840
Consumer Services — 0.7%
eBay, Inc.	19,141	1,556,355
H&R Block, Inc.	17,990	894,823
Service Corp. International	14,818	1,237,451
U-Haul Holding Co. *	3,809	202,486
		3,891,115
Electricity — 1.9%
Brookfield Renewable Corp. (Canada)	6,216	268,904
Clearway Energy, Inc., Class C	28,430	907,770
Consolidated Edison, Inc.	15,911	1,549,891
Dominion Energy, Inc.	9,530	559,316
Edison International	26,009	1,440,378
Evergy, Inc.	18,412	1,414,226
Exelon Corp.	39,932	1,841,664
OGE Energy Corp.	26,049	1,149,803
Pinnacle West Capital Corp.	13,064	1,156,425
PPL Corp.	5,099	186,215
		10,474,592
Electronic & Electrical Equipment — 1.6%
Crane NXT Co.	12,812	810,359
Johnson Controls International plc	20,669	2,364,327
MKS, Inc.	6,457	927,935
nVent Electric plc	9,566	1,093,872
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
Pentair plc	12,408	1,319,591
Sensata Technologies Holding plc	28,999	923,038
WESCO International, Inc.	5,698	1,478,802
		8,917,924
Finance & Credit Services — 0.6%
Ally Financial, Inc.	30,559	1,190,884
MGIC Investment Corp.	40,148	1,100,858
OneMain Holdings, Inc.	19,467	1,152,252
		3,443,994
Food Producers — 2.0%
Archer-Daniels-Midland Co.	24,918	1,508,287
Bunge Global SA	14,445	1,366,497
Campbell's Co. (The)	20,430	615,556
Conagra Brands, Inc.	49,080	843,685
Flowers Foods, Inc.	35,211	420,067
General Mills, Inc.	25,264	1,177,555
Hormel Foods Corp.	21,508	464,358
Ingredion, Inc.	7,590	875,962
J M Smucker Co. (The)	7,310	756,951
Kraft Heinz Co. (The)	49,521	1,224,654
Pilgrim's Pride Corp.	11,816	450,190
Post Holdings, Inc. *	6,022	625,866
Tyson Foods, Inc., Class A	13,484	693,212
		11,022,840
Gas, Water & Multi-utilities — 0.6%
Duke Energy Corp.	5,035	625,851
MDU Resources Group, Inc.	61,352	1,176,731
National Fuel Gas Co.	7,306	576,516
UGI Corp.	34,684	1,159,486
		3,538,584
General Industrials — 1.8%
Amcor plc	152,392	1,203,897
Crown Holdings, Inc.	12,511	1,215,819
Dover Corp.	7,904	1,434,260
Dow, Inc.	26,315	627,613
DuPont de Nemours, Inc.	20,277	1,655,617
Graphic Packaging Holding Co.	40,789	652,216
Packaging Corp. of America	6,196	1,212,929
Sealed Air Corp.	18,387	616,148
Silgan Holdings, Inc.	20,596	795,418
Sonoco Products Co.	13,339	541,163
		9,955,080
INVESTMENTS	SHARES	VALUE ($)

Health Care Providers — 2.2%
Centene Corp. *	19,277	681,828
Cigna Group (The)	7,430	1,815,966
Elevance Health, Inc.	5,911	1,874,969
Encompass Health Corp.	7,658	871,863
Humana, Inc.	3,776	1,050,446
Tenet Healthcare Corp. *	6,576	1,357,878
UnitedHealth Group, Inc.	10,235	3,495,867
Universal Health Services, Inc., Class B	5,918	1,284,265
		12,433,082
Household Goods & Home Construction — 1.2%
DR Horton, Inc.	9,361	1,395,538
Lennar Corp., Class A	8,889	1,100,191
Newell Brands, Inc.	57,763	196,394
NVR, Inc. *	110	793,190
PulteGroup, Inc.	10,157	1,217,520
Toll Brothers, Inc.	8,006	1,080,410
Whirlpool Corp.	8,144	583,355
		6,366,598
Industrial Engineering — 2.5%
AGCO Corp.	9,395	969,188
Brunswick Corp.	12,274	811,434
Caterpillar, Inc.	10,138	5,852,262
CNH Industrial NV	91,809	963,076
Cummins, Inc.	4,941	2,162,577
Gates Industrial Corp. plc *	33,677	743,588
Snap-on, Inc.	3,961	1,329,114
Stanley Black & Decker, Inc.	9,418	637,787
Toro Co. (The)	7,129	532,750
		14,001,776
Industrial Metals & Mining — 0.6%
Alcoa Corp.	15,536	571,569
Nucor Corp.	10,671	1,601,184
Reliance, Inc.	4,089	1,154,856
		3,327,609
Industrial Support Services — 2.0%
ADT, Inc.	129,070	1,140,979
Booz Allen Hamilton Holding Corp.	4,245	369,994
Capital One Financial Corp.	12,550	2,760,875
Fidelity National Information Services, Inc.	8,322	520,291
Genpact Ltd.	16,304	621,998
Global Payments, Inc.	10,654	828,455
ManpowerGroup, Inc.	18,255	559,698
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	127

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
MSC Industrial Direct Co., Inc., Class A	11,473	974,172
Robert Half, Inc.	15,671	410,424
Synchrony Financial	20,318	1,511,253
Western Union Co. (The)	118,576	1,106,314
		10,804,453
Industrial Transportation — 1.7%
Air Lease Corp.	6,063	387,183
Allison Transmission Holdings, Inc.	11,191	923,817
FedEx Corp.	7,762	1,970,151
Oshkosh Corp.	8,766	1,080,760
PACCAR, Inc.	17,572	1,729,085
Ryder System, Inc.	6,404	1,083,749
Schneider National, Inc., Class B	19,168	409,620
United Parcel Service, Inc., Class B	16,414	1,582,638
		9,167,003
Investment Banking & Brokerage Services — 1.4%
Bank of New York Mellon Corp. (The)	4,364	471,007
Franklin Resources, Inc.	35,614	805,233
Invesco Ltd.	54,949	1,302,291
Janus Henderson Group plc	26,406	1,150,245
Jefferies Financial Group, Inc.	8,305	438,753
Principal Financial Group, Inc.	16,379	1,376,491
State Street Corp.	14,156	1,637,283
Voya Financial, Inc.	6,478	482,352
		7,663,655
Leisure Goods — 1.0%
Garmin Ltd.	7,198	1,539,940
Harley-Davidson, Inc.	27,509	742,193
Hasbro, Inc.	10,349	789,732
Mattel, Inc. *	30,717	564,578
Pool Corp.	1,815	484,714
Thor Industries, Inc.	10,005	1,044,022
YETI Holdings, Inc. *	17,506	595,029
		5,760,208
Life Insurance — 0.6%
Lincoln National Corp.	17,718	744,156
Prudential Financial, Inc.	15,678	1,630,512
Unum Group	14,737	1,081,991
		3,456,659
Media — 2.2%
Fox Corp., Class A	20,983	1,356,551
Interpublic Group of Cos., Inc. (The)	31,510	808,547
INVESTMENTS	SHARES	VALUE ($)

Media — continued
New York Times Co. (The), Class A	11,569	659,317
News Corp., Class A	42,837	1,135,180
Nexstar Media Group, Inc.	5,637	1,103,330
Omnicom Group, Inc.	13,148	986,363
Sirius XM Holdings, Inc. (a)	25,748	558,474
Walt Disney Co. (The)	31,673	3,567,013
Warner Bros Discovery, Inc. *	86,535	1,942,711
		12,117,486
Medical Equipment & Services — 1.3%
Becton Dickinson & Co.	1,354	241,973
Henry Schein, Inc. *	5,328	336,730
Labcorp Holdings, Inc.	3,388	860,417
Medtronic plc	29,042	2,634,109
Quest Diagnostics, Inc.	7,342	1,291,825
Revvity, Inc. (a)	5,819	544,600
Teleflex, Inc.	1,903	236,866
Zimmer Biomet Holdings, Inc.	8,374	842,090
		6,988,610
Mortgage Real Estate Investment Trusts — 0.6%
AGNC Investment Corp. (a)	56,900	569,000
Annaly Capital Management, Inc.	43,004	910,395
Rithm Capital Corp.	90,983	998,083
Starwood Property Trust, Inc.	44,464	808,356
		3,285,834
Non-life Insurance — 1.0%
American International Group, Inc.	10,909	861,375
Assured Guaranty Ltd.	11,979	965,268
Axis Capital Holdings Ltd.	10,477	981,276
Everest Group Ltd.	972	305,713
First American Financial Corp.	14,802	925,273
Old Republic International Corp.	30,388	1,199,110
Reinsurance Group of America, Inc.	2,458	448,487
		5,686,502
Non-Renewable Energy — 2.9%
APA Corp.	53,161	1,204,097
Chevron Corp.	25,406	4,007,034
Chord Energy Corp.	7,231	655,996
Civitas Resources, Inc.	32,847	946,979
Coterra Energy, Inc.	48,648	1,151,012
Devon Energy Corp.	20,658	671,179
Diamondback Energy, Inc.	2,980	426,706
HF Sinclair Corp.	21,345	1,101,402
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Kinder Morgan, Inc.	68,764	1,800,929
NOV, Inc.	27,783	405,632
Ovintiv, Inc.	25,430	953,879
Permian Resources Corp.	87,911	1,104,162
Valero Energy Corp.	9,085	1,540,453
		15,969,460
Personal Care, Drug & Grocery Stores — 0.9%
Albertsons Cos., Inc., Class A	50,291	889,648
CVS Health Corp.	34,969	2,732,827
Kroger Co. (The)	22,845	1,453,627
		5,076,102
Personal Goods — 1.2%
Columbia Sportswear Co.	8,582	425,925
Crocs, Inc. *	6,153	502,639
Estee Lauder Cos., Inc. (The), Class A	11,202	1,083,121
NIKE, Inc., Class B	26,736	1,726,878
PVH Corp.	10,977	859,828
Ralph Lauren Corp.	4,072	1,301,655
VF Corp.	49,014	688,157
		6,588,203
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.1%
Amgen, Inc.	11,018	3,288,102
Biogen, Inc. *	3,339	515,108
Bristol-Myers Squibb Co.	43,141	1,987,506
Gilead Sciences, Inc.	28,113	3,367,656
Jazz Pharmaceuticals plc *	4,953	681,731
Johnson & Johnson	42,134	7,957,849
Merck & Co., Inc.	42,938	3,691,809
Organon & Co.	30,929	208,771
Perrigo Co. plc	22,954	476,066
Pfizer, Inc.	122,836	3,027,907
Royalty Pharma plc, Class A	23,045	865,109
United Therapeutics Corp. *	2,898	1,290,856
Viatris, Inc.	95,542	989,815
		28,348,285
Real Estate Investment Trusts — 2.1%
EPR Properties	19,177	940,057
Gaming and Leisure Properties, Inc.	13,658	609,966
Highwoods Properties, Inc.	31,193	893,056
Host Hotels & Resorts, Inc.	42,293	677,534
Kilroy Realty Corp.	18,868	797,173
Kimco Realty Corp.	51,546	1,064,940
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
Medical Properties Trust, Inc. (a)	112,937	583,884
NNN REIT, Inc.	12,751	515,905
Omega Healthcare Investors, Inc.	28,952	1,216,853
Park Hotels & Resorts, Inc.	58,847	605,536
Simon Property Group, Inc.	10,508	1,846,886
VICI Properties, Inc., Class A	47,153	1,414,118
WP Carey, Inc.	6,335	418,110
		11,584,018
Retailers — 3.4%
AutoNation, Inc. *	5,034	1,006,146
Bath & Body Works, Inc.	24,552	601,033
Best Buy Co., Inc.	14,560	1,195,959
Dick's Sporting Goods, Inc.	5,472	1,211,775
Dillard's, Inc., Class A	1,349	809,508
Dollar General Corp.	7,924	781,782
Gap, Inc. (The)	39,738	908,013
Home Depot, Inc. (The)	11,134	4,226,355
Lithia Motors, Inc., Class A	3,428	1,076,666
Lowe's Cos., Inc.	6,562	1,562,609
Macy's, Inc.	51,333	1,000,480
Murphy USA, Inc.	1,784	639,029
Penske Automotive Group, Inc.	5,889	942,652
Tapestry, Inc.	4,254	467,174
Target Corp.	12,645	1,172,444
Williams-Sonoma, Inc.	7,256	1,410,131
		19,011,756
Software & Computer Services — 19.6%
Adobe, Inc. *	9,746	3,316,661
Akamai Technologies, Inc. *	16,059	1,206,031
Alphabet, Inc., Class A	46,059	12,951,330
Amdocs Ltd.	14,334	1,207,783
Bentley Systems, Inc., Class B	14,120	717,720
CACI International, Inc., Class A *	2,627	1,477,031
CCC Intelligent Solutions Holdings, Inc. *	65,734	573,200
Clarivate plc *	208,336	708,342
Cognizant Technology Solutions Corp., Class A	23,057	1,680,394
Concentrix Corp.	20,758	836,755
Dayforce, Inc. *	10,115	695,305
Docusign, Inc. *	16,771	1,226,631
Dolby Laboratories, Inc., Class A	14,492	961,109
DoubleVerify Holdings, Inc. *	74,067	842,882
Dropbox, Inc., Class A *	37,518	1,088,022
DXC Technology Co. *	58,983	837,559
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	129

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Dynatrace, Inc. *	15,495	783,582
EPAM Systems, Inc. *	7,256	1,186,646
F5, Inc. *	4,335	1,096,972
Fortinet, Inc. *	16,344	1,412,612
Gartner, Inc. *	5,606	1,392,194
Gen Digital, Inc.	45,493	1,199,196
Globant SA *	17,782	1,095,016
GoDaddy, Inc., Class A *	8,077	1,075,291
Hewlett Packard Enterprise Co.	67,203	1,641,097
IAC, Inc. *	24,567	791,549
Informatica, Inc., Class A *	43,323	1,077,443
International Business Machines Corp.	19,584	6,020,317
Intuit, Inc.	5,742	3,833,072
KBR, Inc.	23,801	1,019,635
Kyndryl Holdings, Inc. *	19,906	575,682
Leidos Holdings, Inc.	8,101	1,542,997
Maplebear, Inc. *	26,607	980,734
Match Group, Inc.	32,224	1,042,124
Meta Platforms, Inc., Class A	14,349	9,303,174
Microsoft Corp.	21,556	11,161,912
Okta, Inc. *	14,468	1,324,256
Oracle Corp.	10,343	2,716,175
Parsons Corp. *	15,163	1,260,652
Paycom Software, Inc.	5,646	1,056,310
Pegasystems, Inc.	20,765	1,321,692
Pinterest, Inc., Class A *	37,871	1,253,530
PTC, Inc. *	4,964	985,553
RingCentral, Inc., Class A *	15,049	453,276
Roper Technologies, Inc.	3,828	1,707,862
Salesforce, Inc.	19,617	5,108,463
Science Applications International Corp.	11,039	1,034,465
SS&C Technologies Holdings, Inc.	15,743	1,336,896
Strategy, Inc., Class A *	5,550	1,495,781
Teradata Corp. *	36,732	765,862
Twilio, Inc., Class A *	10,890	1,468,843
Tyler Technologies, Inc. *	1,605	764,397
UiPath, Inc., Class A *	52,917	839,264
VeriSign, Inc.	3,183	763,283
Workday, Inc., Class A *	5,548	1,331,076
Zoom Communications, Inc., Class A *	17,259	1,505,503
ZoomInfo Technologies, Inc. *	110,184	1,236,265
		108,287,404
Technology Hardware & Equipment — 21.3%
Advanced Micro Devices, Inc. *	27,724	7,100,671
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — continued
Amkor Technology, Inc.	45,609	1,472,259
Amphenol Corp., Class A	29,592	4,123,349
Analog Devices, Inc.	12,507	2,928,264
Apple, Inc.	43,143	11,664,573
Applied Materials, Inc.	19,803	4,616,079
Arrow Electronics, Inc. *	9,288	1,036,076
Avnet, Inc.	21,528	1,043,032
Broadcom, Inc.	28,236	10,436,873
CDW Corp.	8,495	1,353,848
Cirrus Logic, Inc. *	10,148	1,346,132
Coherent Corp. *	8,073	1,065,313
Corning, Inc.	27,868	2,482,481
Dell Technologies, Inc., Class C	13,557	2,196,370
Entegris, Inc.	15,643	1,432,429
Flex Ltd. *	25,451	1,591,196
GLOBALFOUNDRIES, Inc. *	24,240	862,944
HP, Inc.	52,110	1,441,884
Intel Corp. *	115,852	4,632,921
IPG Photonics Corp. *	9,048	770,166
Jabil, Inc.	6,849	1,512,876
KLA Corp.	3,169	3,830,497
Lam Research Corp.	31,469	4,955,109
Marvell Technology, Inc.	21,427	2,008,567
Microchip Technology, Inc.	23,172	1,446,396
Micron Technology, Inc.	26,528	5,936,171
Monolithic Power Systems, Inc.	1,998	2,007,990
NetApp, Inc.	12,332	1,452,463
NVIDIA Corp.	29,304	5,933,767
ON Semiconductor Corp. *	28,824	1,443,506
Onto Innovation, Inc. *	11,287	1,523,293
Qorvo, Inc. *	12,988	1,232,821
QUALCOMM, Inc.	24,492	4,430,603
Skyworks Solutions, Inc.	16,776	1,303,831
Super Micro Computer, Inc. *	35,045	1,820,938
TD SYNNEX Corp.	8,469	1,325,314
Teradyne, Inc.	11,590	2,106,598
Texas Instruments, Inc.	20,707	3,343,352
Universal Display Corp.	8,131	1,197,534
Vertiv Holdings Co., Class A	15,019	2,896,564
Western Digital Corp.	17,355	2,606,895
		117,911,945
Telecommunications Equipment — 0.7%
Cisco Systems, Inc.	51,975	3,799,892
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — 1.2%
AT&T, Inc.	147,022	3,638,794
Comcast Corp., Class A	63,844	1,777,098
Verizon Communications, Inc.	25,171	1,000,296
		6,416,188
Tobacco — 0.4%
Altria Group, Inc.	43,802	2,469,557
Travel & Leisure — 2.5%
Aramark	18,350	695,098
Boyd Gaming Corp.	13,388	1,042,523
Carnival Corp. *	38,777	1,117,941
Churchill Downs, Inc.	6,315	626,448
Darden Restaurants, Inc.	6,366	1,146,835
Delta Air Lines, Inc.	25,931	1,487,921
Expedia Group, Inc.	4,840	1,064,800
MGM Resorts International *	30,057	962,726
Restaurant Brands International, Inc. (Canada)	12,408	815,081
Travel + Leisure Co.	18,196	1,142,345
United Airlines Holdings, Inc. *	15,418	1,449,909
Vail Resorts, Inc. (a)	3,969	588,722
Wendy's Co. (The)	48,753	416,351
Wyndham Hotels & Resorts, Inc.	7,599	557,994
Wynn Resorts Ltd.	8,173	972,505
		14,087,199
Total Common Stocks (Cost $501,388,285)		553,079,624
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.5%
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (b) (c)(Cost $212,057)	212,057	212,057
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c)(Cost $2,863,860)	2,863,860	2,863,860
Total Short-Term Investments (Cost $3,075,917)		3,075,917
Total Investments — 100.4% (Cost $504,464,202)		556,155,541
Liabilities in Excess of Other Assets — (0.4)%		(2,324,920)
NET ASSETS — 100.0%		553,830,621

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $2,759,025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
Futures contracts outstanding as of October 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1	12/19/2025	USD	343,538	11,598

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	131

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Emerging Markets Equity ETF	JPMorgan BetaBuilders Europe ETF
ASSETS:
Investments in non-affiliates, at value	$8,798,981,642	$5,442,079,782	$738,803,934	$8,153,432,460
Investments in affiliates, at value	—	—	7,467,059	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	380,456,486	19,372,222	581,524	121,277,733
Cash	10,000	51,078	7,173,905	—
Foreign currency, at value	46,344,587	36,517,241	207,561	29,209,182
Deposits at broker for futures contracts	3,570,539	2,456,840	518,125	3,492,451
Segregated cash balance with Authorized Participant for deposit securities	—	—	—	7,174,157
Receivables:
Investment securities sold	2	—	93,458	—
Fund shares sold	—	—	68,952	794,296
Dividends from non-affiliates	19,174,924	958,238	595,870	4,833,704
Dividends from affiliates	—	—	20,788	—
Tax reclaims	—	87,578	66,431	16,936,441
Securities lending income (See Note 2.C.)	459,980	8,161	1,838	39,059
Variation margin on futures contracts	192,753	—	—	—
Total Assets	9,249,190,913	5,501,531,140	755,599,445	8,337,189,483
LIABILITIES:
Payables:
Due to custodian	—	—	—	5,652
Investment securities purchased	—	—	—	1,201,733
Collateral received on securities loaned (See Note 2.C.)	380,456,486	19,372,222	581,524	121,277,733
Variation margin on futures contracts	—	273,680	33,874	252,443
Collateral upon return of deposit securities	—	—	—	7,174,157
Accrued liabilities:
Management fees (See Note 3.A.)	1,451,532	908,506	95,619	488,805
Deferred foreign capital gains tax	—	—	5,034,393	—
Total Liabilities	381,908,018	20,554,408	5,745,410	130,400,523
Net Assets	$8,867,282,895	$5,480,976,732	$749,854,035	$8,206,788,960
NET ASSETS:
Paid-in-Capital	$6,108,493,929	$5,315,028,810	$534,041,099	$8,223,007,854
Total distributable earnings (loss)	2,758,788,966	165,947,922	215,812,936	(16,218,894)
Total Net Assets	$8,867,282,895	$5,480,976,732	$749,854,035	$8,206,788,960
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	101,848,911	97,748,641	11,400,000	117,149,596
Net asset value, per share	$87.06	$56.07	$65.78	$70.05
Cost of investments in non-affiliates	$5,816,661,969	$4,757,948,776	$530,689,913	$7,680,220,076
Cost of investments in affiliates	—	—	7,467,059	—
Cost of foreign currency	45,629,154	36,535,125	207,490	29,030,044
Investment securities on loan, at value (See Note 2.C.)	361,114,412	16,698,644	550,640	114,806,327
Cost of investment of cash collateral (See Note 2.C.)	380,456,486	19,372,222	581,524	121,277,733
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$5,841,696,651	$14,558,794,461	$6,075,628,277	$1,978,092,890
Investments in affiliates, at value	22,645,557	—	115,866,196	11,753,162
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	32,600,781	4,295,527	2,278,524	60,570,482
Cash	98,964	13,377	2,356	732
Foreign currency, at value	1,408,531	49,293,294	—	—
Deposits at broker for futures contracts	1,400,975	9,910,444	1,927,000	960,000
Receivables:
Investment securities sold	—	970	743,556	—
Fund shares sold	—	1,344,736	—	288,122
Interest from non-affiliates	—	—	1,785	—
Dividends from non-affiliates	14,654,481	115,665,257	2,702,899	701,417
Dividends from affiliates	5,777	—	84,113	41,175
Tax reclaims	7,212,743	—	—	—
Securities lending income (See Note 2.C.)	24,378	4,725	292	29,423
Variation margin on futures contracts	—	2,226,593	68,591	70,058
Total Assets	5,921,748,838	14,741,549,384	6,199,303,589	2,052,507,461
LIABILITIES:
Payables:
Investment securities purchased	—	369,999	—	34,172
Collateral received on securities loaned (See Note 2.C.)	32,600,781	4,295,527	2,278,524	60,570,482
Variation margin on futures contracts	140,610	—	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	342,831	2,316,248	96,878	113,190
Total Liabilities	33,084,222	6,981,774	2,375,402	60,717,844
Net Assets	$5,888,664,616	$14,734,567,610	$6,196,928,187	$1,991,789,617
NET ASSETS:
Paid-in-Capital	$4,720,453,252	$12,309,911,979	$4,554,615,617	$2,155,904,338
Total distributable earnings (loss)	1,168,211,364	2,424,655,631	1,642,312,570	(164,114,721)
Total Net Assets	$5,888,664,616	$14,734,567,610	$6,196,928,187	$1,991,789,617
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	82,800,000	213,697,548	50,150,000	19,025,000
Net asset value, per share	$71.12	$68.95	$123.57	$104.69
Cost of investments in non-affiliates	$4,478,868,954	$11,535,017,366	$4,397,827,713	$1,691,428,853
Cost of investments in affiliates	22,645,557	—	79,518,843	11,753,162
Cost of foreign currency	1,420,131	49,884,937	—	—
Investment securities on loan, at value (See Note 2.C.)	30,818,216	4,085,585	2,225,887	59,817,632
Cost of investment of cash collateral (See Note 2.C.)	32,600,781	4,295,527	2,278,524	60,570,482
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	133

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025 (continued)

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF
ASSETS:
Investments in non-affiliates, at value	$588,450,329	$357,423,329	$362,027,171	$385,088,782
Investments in affiliates, at value	5,001,652	810,808	242,239	167,308
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	21,094,416	—	4,566,374	614,069
Cash	—	213,443	97,337	89
Foreign currency, at value	—	377,042	119,918	—
Deposits at broker for futures contracts	415,000	192,000	229,180	193,000
Receivables:
Investment securities sold	—	—	119	—
Fund shares sold	66,603	—	—	—
Interest from non-affiliates	—	—	—	2,005
Dividends from non-affiliates	114,056	625,223	1,200,401	358,319
Dividends from affiliates	13,291	776	395	1,885
Tax reclaims	—	3,888	489,500	1,504
Securities lending income (See Note 2.C.)	14,175	—	2,023	364
Variation margin on futures contracts	28,652	—	—	645
Total Assets	615,198,174	359,646,509	368,974,657	386,427,970
LIABILITIES:
Payables:
Due to custodian	62	—	—	—
Investment securities purchased	132,914	1,008,180	—	—
Collateral received on securities loaned (See Note 2.C.)	21,094,416	—	4,566,374	614,069
Variation margin on futures contracts	—	453	5,153	—
Accrued liabilities:
Management fees (See Note 3.A.)	44,287	132,147	114,130	60,114
Deferred foreign capital gains tax	—	1,215,454	—	—
Total Liabilities	21,271,679	2,356,234	4,685,657	674,183
Net Assets	$593,926,495	$357,290,275	$364,289,000	$385,753,787
NET ASSETS:
Paid-in-Capital	$724,299,569	$337,609,390	$468,004,372	$364,306,985
Total distributable earnings (loss)	(130,373,074)	19,680,885	(103,715,372)	21,446,802
Total Net Assets	$593,926,495	$357,290,275	$364,289,000	$385,753,787
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	7,900,000	6,000,000	5,400,000	3,175,000
Net asset value, per share	$75.18	$59.55	$67.46	$121.50
Cost of investments in non-affiliates	$501,395,934	$294,765,365	$297,822,144	$320,586,947
Cost of investments in affiliates	5,001,652	810,808	242,263	167,308
Cost of foreign currency	—	377,356	120,798	—
Investment securities on loan, at value (See Note 2.C.)	20,854,077	—	3,805,203	618,630
Cost of investment of cash collateral (See Note 2.C.)	21,094,416	—	4,566,374	614,069
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF
ASSETS:
Investments in non-affiliates, at value	$365,670,669	$503,881,137	$1,722,824,389	$7,445,986,537
Investments in affiliates, at value	683,663	405,629	2,121,409	6,662,084
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	2,009,848	15,353,997	—	—
Cash	74	193	289	2,279
Deposits at broker for futures contracts	199,300	219,000	284,140	542,400
Receivables:
Interest from non-affiliates	2,033	—	—	—
Dividends from non-affiliates	285,109	271,239	762,924	4,141,959
Dividends from affiliates	1,783	1,748	7,026	25,356
Tax reclaims	7,564	15,922	—	—
Securities lending income (See Note 2.C.)	572	26,900	7	167
Variation margin on futures contracts	5,739	2,578	5,168	19,135
Total Assets	368,866,354	520,178,343	1,726,005,352	7,457,379,917
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	2,009,848	15,353,997	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	75,509	125,104	172,742	746,776
Total Liabilities	2,085,357	15,479,101	172,742	746,776
Net Assets	$366,780,997	$504,699,242	$1,725,832,610	$7,456,633,141
NET ASSETS:
Paid-in-Capital	$375,687,324	$524,090,823	$1,606,946,072	$6,977,317,671
Total distributable earnings (loss)	(8,906,327)	(19,391,581)	118,886,538	479,315,470
Total Net Assets	$366,780,997	$504,699,242	$1,725,832,610	$7,456,633,141
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	3,450,000	10,175,000	25,125,000	118,900,000
Net asset value, per share	$106.31	$49.60	$68.69	$62.71
Cost of investments in non-affiliates	$336,344,050	$462,781,301	$1,470,571,687	$6,741,971,014
Cost of investments in affiliates	683,663	405,629	2,121,409	6,662,084
Investment securities on loan, at value (See Note 2.C.)	2,008,937	14,352,067	—	—
Cost of investment of cash collateral (See Note 2.C.)	2,009,848	15,353,997	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	135

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025 (continued)

JPMorgan U.S. Value Factor ETF
ASSETS:
Investments in non-affiliates, at value	$553,079,624
Investments in affiliates, at value	212,057
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	2,863,860
Cash	47
Deposits at broker for futures contracts	221,800
Receivables:
Interest from non-affiliates	6,306
Dividends from non-affiliates	358,441
Dividends from affiliates	2,931
Tax reclaims	3,810
Securities lending income (See Note 2.C.)	969
Variation margin on futures contracts	664
Total Assets	556,750,509
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	2,863,860
Accrued liabilities:
Management fees (See Note 3.A.)	56,028
Total Liabilities	2,919,888
Net Assets	$553,830,621
NET ASSETS:
Paid-in-Capital	$576,363,955
Total distributable earnings (loss)	(22,533,334)
Total Net Assets	$553,830,621
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	11,500,000
Net asset value, per share	$48.16
Cost of investments in non-affiliates	$501,388,285
Cost of investments in affiliates	212,057
Investment securities on loan, at value (See Note 2.C.)	2,759,025
Cost of investment of cash collateral (See Note 2.C.)	2,863,860
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Exchange-Traded Funds	October 31, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Emerging Markets Equity ETF	JPMorgan BetaBuilders Europe ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$96,532	$113,672	$17,606	$186,887
Interest income from affiliates	5,926	161,133	13,802	95,534
Dividend income from non-affiliates	215,019,550	197,685,626	25,556,478	145,926,474
Dividend income from affiliates	—	—	576,860	—
Income from securities lending (net) (See Note 2.C.)	4,999,678	102,364	22,756	605,750
Foreign taxes withheld (net)	(30,984,923)	(1,365,191)	(2,979,111)	(15,295,497)
Total investment income	189,136,763	196,697,604	23,208,391	131,519,148
EXPENSES:
Management fees (See Note 3.A.)	15,152,143	9,441,642	1,331,483	4,063,194
Interest expense to non-affiliates	—	4,577	848	6,849
Interest expense to affiliates	2,386	2,715	7,143	3,919
Total expenses	15,154,529	9,448,934	1,339,474	4,073,962
Net investment income (loss)	173,982,234	187,248,670	21,868,917	127,445,186
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(16,285,503)	(103,824,354)	24,744,420 (a)	(47,693,242)
In-kind redemptions of investments in non-affiliates (See Note 4)	321,674,152	13,648,729	43,519,587	399,034,769
Futures contracts	13,776,549	3,129,885	2,523,120	6,975,762
Foreign currency transactions	(3,308,120)	(693,542)	(290,924)	2,936,541
Net realized gain (loss)	315,857,078	(87,739,282)	70,496,203	361,253,830
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,357,533,579	599,463,832	137,650,751 (b)	334,268,145
Futures contracts	804,843	460,196	401,721	2,421,844
Foreign currency translations	1,575,123	636,278	35,054	339,575
Change in net unrealized appreciation/depreciation	1,359,913,545	600,560,306	138,087,526	337,029,564
Net realized/unrealized gains (losses)	1,675,770,623	512,821,024	208,583,729	698,283,394
Change in net assets resulting from operations	$1,849,752,857	$700,069,694	$230,452,646	$825,728,580

(a)
Net of foreign capital gains tax of $(1,635,189).
(b)
Net of change in foreign capital gains tax of $(135,398).
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	137

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025 (continued)

	JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$68,804	$5,583	$76,469	$58,657
Interest income from affiliates	589,174	3,571	139	504
Dividend income from non-affiliates	165,221,435	305,937,940	56,786,412	24,420,894
Dividend income from affiliates	1,037,647	—	2,506,861	801,149
Income from securities lending (net) (See Note 2.C.)	452,359	466,008	3,206	792,261
Foreign taxes withheld (net)	(15,301,828)	(30,630,058)	—	—
Total investment income	152,067,591	275,783,044	59,373,087	26,073,465
EXPENSES:
Management fees (See Note 3.A.)	3,677,645	23,763,615	919,091	1,287,359
Interest expense to non-affiliates	576	3,434	5,094	4,063
Interest expense to affiliates	4,244	9,240	—	1,911
Total expenses	3,682,465	23,776,289	924,185	1,293,333
Net investment income (loss)	148,385,126	252,006,755	58,448,902	24,780,132
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(44,947,021)	(182,844,056)	(30,377,983)	(100,629,497)
Investments in affiliates	—	—	(16,883)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	208,758,970	494,031,660	85,509,455	256,020,331
In-kind redemptions of investments in affiliates (See Note 4)	—	—	1,595,331	—
Futures contracts	5,716,148	16,232,969	3,723,792	793,223
Foreign currency transactions	541,916	(6,191,907)	—	—
Net realized gain (loss)	170,070,013	321,228,666	60,433,712	156,184,057
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	811,753,459	2,488,165,507	858,242,619	48,698,259
Investments in affiliates	—	—	20,805,252	—
Futures contracts	2,127,412	11,770,263	762,537	(272,579)
Foreign currency translations	430,564	745,282	—	—
Change in net unrealized appreciation/depreciation	814,311,435	2,500,681,052	879,810,408	48,425,680
Net realized/unrealized gains (losses)	984,381,448	2,821,909,718	940,244,120	204,609,737
Change in net assets resulting from operations	$1,132,766,574	$3,073,916,473	$998,693,022	$229,389,869
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$22,441	$6,098	$9,868	$10,304
Interest income from affiliates	178	9,889	1,984	67
Dividend income from non-affiliates	6,656,019	16,585,121	12,835,310	9,759,277
Dividend income from affiliates	227,202	29,712	18,773	35,112
Income from securities lending (net) (See Note 2.C.)	280,585	346	33,543	980
Foreign taxes withheld (net)	—	(1,626,551)	(946,799)	—
Total investment income	7,186,425	15,004,615	11,952,679	9,805,740
EXPENSES:
Management fees (See Note 3.A.)	476,350	1,446,760	1,239,920	723,331
Interest expense to non-affiliates	1,040	—	—	—
Interest expense to affiliates	1,329	710	1,740	207
Total expenses	478,719	1,447,470	1,241,660	723,538
Net investment income (loss)	6,707,706	13,557,145	10,711,019	9,082,202
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(39,165,440)	4,139,702 (a)	3,542,346	9,970,445
Investments in affiliates	—	—	233	—
In-kind redemptions of investments in non-affiliates (See Note 4)	65,534,639	1,333,915	3,853,919	19,965,131
Futures contracts	503,029	317,887	359,183	143,028
Foreign currency transactions	—	(85,205)	(49,881)	—
Net realized gain (loss)	26,872,228	5,706,299	7,705,800	30,078,604
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	51,511,130	31,921,300 (b)	53,663,979	(20,429,859)
Investments in affiliates	—	—	(2)	—
Futures contracts	131,863	8,141	73,180	16,473
Foreign currency translations	—	37,287	52,950	—
Change in net unrealized appreciation/depreciation	51,642,993	31,966,728	53,790,107	(20,413,386)
Net realized/unrealized gains (losses)	78,515,221	37,673,027	61,495,907	9,665,218
Change in net assets resulting from operations	$85,222,927	$51,230,172	$72,206,926	$18,747,420

(a)
Net of foreign capital gains tax of $(208,591).
(b)
Net of change in foreign capital gains tax of $607,135.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	139

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025 (continued)

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$10,495	$10,688	$11,247	$30,964
Interest income from affiliates	63	75	6,594	1,004
Dividend income from non-affiliates	8,571,804	8,972,978	15,195,787	84,702,336
Dividend income from affiliates	30,864	45,978	78,334	415,876
Income from securities lending (net) (See Note 2.C.)	2,171	172,227	4,132	12,376
Total investment income	8,615,397	9,201,946	15,296,094	85,162,556
EXPENSES:
Management fees (See Note 3.A.)	917,039	1,431,009	1,730,690	7,362,537
Interest expense to affiliates	387	320	1,138	2,520
Total expenses	917,426	1,431,329	1,731,828	7,365,057
Net investment income (loss)	7,697,971	7,770,617	13,564,266	77,797,499
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,095,379	(13,308,144)	(71,866,976)	(112,452,202)
In-kind redemptions of investments in non-affiliates (See Note 4)	33,343,748	35,755,430	232,735,502	670,941,627
Futures contracts	140,633	78,155	363,458	1,781,808
Net realized gain (loss)	34,579,760	22,525,441	161,231,984	560,271,233
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(29,160,790)	1,958,377	117,565,824	164,525,389
Futures contracts	(1,617)	12,408	62,347	207,633
Change in net unrealized appreciation/depreciation	(29,162,407)	1,970,785	117,628,171	164,733,022
Net realized/unrealized gains (losses)	5,417,353	24,496,226	278,860,155	725,004,255
Change in net assets resulting from operations	$13,115,324	$32,266,843	$292,424,421	$802,801,754
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Exchange-Traded Funds	October 31, 2025

JPMorgan U.S. Value Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$12,756
Interest income from affiliates	74
Dividend income from non-affiliates	14,112,083
Dividend income from affiliates	47,561
Income from securities lending (net) (See Note 2.C.)	19,752
Total investment income	14,192,226
EXPENSES:
Management fees (See Note 3.A.)	728,206
Interest expense to affiliates	97
Total expenses	728,303
Net investment income (loss)	13,463,923
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	12,722,347
In-kind redemptions of investments in non-affiliates (See Note 4)	20,734,113
Futures contracts	262,391
Net realized gain (loss)	33,718,851
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8,565,565
Futures contracts	7,021
Change in net unrealized appreciation/depreciation	8,572,586
Net realized/unrealized gains (losses)	42,291,437
Change in net assets resulting from operations	$55,755,360
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	141

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders Canada ETF		JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$173,982,234	$173,333,274	$187,248,670	$179,080,777
Net realized gain (loss)	315,857,078	218,718,086	(87,739,282)	11,114,372
Change in net unrealized appreciation/depreciation	1,359,913,545	1,399,650,742	600,560,306	679,218,837
Change in net assets resulting from operations	1,849,752,857	1,791,702,102	700,069,694	869,413,986
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(170,592,188)	(173,065,727)	(192,013,206)	(205,686,432)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	10,448,095	(127,936,956)	322,918,485	176,371,689
NET ASSETS:
Change in net assets	1,689,608,764	1,490,699,419	830,974,973	840,099,243
Beginning of period	7,177,674,131	5,686,974,712	4,650,001,759	3,809,902,516
End of period	$8,867,282,895	$7,177,674,131	$5,480,976,732	$4,650,001,759
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$742,021,227	$583,887,773	$377,270,967	$504,075,894
Cost of shares redeemed	(731,573,132)	(711,824,729)	(54,352,482)	(327,704,205)
Total change in net assets resulting from capital transactions	$10,448,095	$(127,936,956)	$322,918,485	$176,371,689
SHARE TRANSACTIONS:
Issued	9,900,000	8,900,000	7,250,000	10,600,000
Redeemed	(9,500,000)	(10,550,000)	(1,050,000)	(6,500,000)
Net increase (decrease) in shares from share transactions	400,000	(1,650,000)	6,200,000	4,100,000
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan BetaBuilders Emerging Markets Equity ETF		JPMorgan BetaBuilders Europe ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$21,868,917	$14,477,904	$127,445,186	$223,161,508
Net realized gain (loss)	70,496,203	(2,194,870)	361,253,830	128,974,451
Change in net unrealized appreciation/depreciation	138,087,526	102,817,938	337,029,564	966,888,150
Change in net assets resulting from operations	230,452,646	115,100,972	825,728,580	1,319,024,109
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(25,909,884)	(15,449,955)	(157,548,374)	(226,908,416)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(65,624,108)	27,878,750	861,782,343	441,350,143
NET ASSETS:
Change in net assets	138,918,654	127,529,767	1,529,962,549	1,533,465,836
Beginning of period	610,935,381	483,405,614	6,676,826,411	5,143,360,575
End of period	$749,854,035	$610,935,381	$8,206,788,960	$6,676,826,411
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$326,721,343	$49,984,032	$4,362,520,371	$1,780,131,365
Cost of shares redeemed	(392,345,451)	(22,105,282)	(3,500,738,028)	(1,338,781,222)
Total change in net assets resulting from capital transactions	$(65,624,108)	$27,878,750	$861,782,343	$441,350,143
SHARE TRANSACTIONS:
Issued	6,200,000	1,000,000	62,500,000	31,300,000
Redeemed	(6,200,000)	(400,000)	(58,700,000)	(22,150,000)
Net increase in shares from share transactions	—	600,000	3,800,000	9,150,000
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	143

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders International Equity ETF		JPMorgan BetaBuilders Japan ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$148,385,126	$119,663,174	$252,006,755	$220,096,725
Net realized gain (loss)	170,070,013	57,760,571	321,228,666	216,325,269
Change in net unrealized appreciation/depreciation	814,311,435	572,199,460	2,500,681,052	1,218,227,082
Change in net assets resulting from operations	1,132,766,574	749,623,205	3,073,916,473	1,654,649,076
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(168,145,950)	(137,365,224)	(307,085,705)	(294,824,859)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	156,026,452	595,462,882	192,814,357	1,617,788,334
NET ASSETS:
Change in net assets	1,120,647,076	1,207,720,863	2,959,645,125	2,977,612,551
Beginning of period	4,768,017,540	3,560,296,677	11,774,922,485	8,797,309,934
End of period	$5,888,664,616	$4,768,017,540	$14,734,567,610	$11,774,922,485
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$703,054,464	$956,731,978	$1,835,821,001	$3,128,983,059
Cost of shares redeemed	(547,028,012)	(361,269,096)	(1,643,006,644)	(1,511,194,725)
Total change in net assets resulting from capital transactions	$156,026,452	$595,462,882	$192,814,357	$1,617,788,334
SHARE TRANSACTIONS:
Issued	11,000,000	15,800,000	31,200,000	55,900,000
Redeemed	(8,400,000)	(6,200,000)	(27,500,000)	(26,600,000)
Net increase in shares from share transactions	2,600,000	9,600,000	3,700,000	29,300,000
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan BetaBuilders U.S. Equity ETF		JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$58,448,902	$45,294,146	$24,780,132	$21,118,653
Net realized gain (loss)	60,433,712	43,485,975	156,184,057	103,456,500
Change in net unrealized appreciation/depreciation	879,810,408	837,542,784	48,425,680	352,856,220
Change in net assets resulting from operations	998,693,022	926,322,905	229,389,869	477,431,373
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(57,522,854)	(43,394,093)	(26,113,324)	(21,955,852)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,241,505,298	958,285,410	25,263,269	(106,388,209)
NET ASSETS:
Change in net assets	2,182,675,466	1,841,214,222	228,539,814	349,087,312
Beginning of period	4,014,252,721	2,173,038,499	1,763,249,803	1,414,162,491
End of period	$6,196,928,187	$4,014,252,721	$1,991,789,617	$1,763,249,803
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,444,320,067	$1,090,914,484	$695,502,550	$381,818,755
Cost of shares redeemed	(202,814,769)	(132,629,074)	(670,239,281)	(488,206,964)
Total change in net assets resulting from capital transactions	$1,241,505,298	$958,285,410	$25,263,269	$(106,388,209)
SHARE TRANSACTIONS:
Issued	13,050,000	11,600,000	7,200,000	4,400,000
Redeemed	(1,950,000)	(1,400,000)	(6,875,000)	(5,600,000)
Net increase (decrease) in shares from share transactions	11,100,000	10,200,000	325,000	(1,200,000)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	145

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF		JPMorgan Diversified Return Emerging Markets Equity ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,707,706	$8,170,908	$13,557,145	$12,012,141
Net realized gain (loss)	26,872,228	10,863,064	5,706,299	1,117,510
Change in net unrealized appreciation/depreciation	51,642,993	183,070,964	31,966,728	32,252,782
Change in net assets resulting from operations	85,222,927	202,104,936	51,230,172	45,382,433
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(6,710,455)	(9,286,017)	(16,814,520)	(14,003,945)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,987,186	(305,114,969)	454,708	21,542,525
NET ASSETS:
Change in net assets	82,499,658	(112,296,050)	34,870,360	52,921,013
Beginning of period	511,426,837	623,722,887	322,419,915	269,498,902
End of period	$593,926,495	$511,426,837	$357,290,275	$322,419,915
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$173,569,137	$264,828,166	$11,917,590	$32,606,560
Cost of shares redeemed	(169,581,951)	(569,943,135)	(11,462,882)	(11,064,035)
Total change in net assets resulting from capital transactions	$3,987,186	$(305,114,969)	$454,708	$21,542,525
SHARE TRANSACTIONS:
Issued	2,650,000	4,525,000	200,000	600,000
Redeemed	(2,450,000)	(9,450,000)	(200,000)	(200,000)
Net increase (decrease) in shares from share transactions	200,000	(4,925,000)	—	400,000
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan Diversified Return International Equity ETF		JPMorgan Diversified Return U.S. Equity ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,711,019	$12,108,909	$9,082,202	$9,371,786
Net realized gain (loss)	7,705,800	7,526,740	30,078,604	28,805,387
Change in net unrealized appreciation/depreciation	53,790,107	50,483,178	(20,413,386)	79,310,176
Change in net assets resulting from operations	72,206,926	70,118,827	18,747,420	117,487,349
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(14,109,596)	(17,692,014)	(9,344,708)	(9,649,355)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(33,208,315)	(66,202,207)	(60,469,600)	(91,183,360)
NET ASSETS:
Change in net assets	24,889,015	(13,775,394)	(51,066,888)	16,654,634
Beginning of period	339,399,985	353,175,379	436,820,675	420,166,041
End of period	$364,289,000	$339,399,985	$385,753,787	$436,820,675
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$8,319	$30,329	$24,009,911	$10,863,233
Cost of shares redeemed	(33,216,634)	(66,232,536)	(84,479,511)	(102,046,593)
Total change in net assets resulting from capital transactions	$(33,208,315)	$(66,202,207)	$(60,469,600)	$(91,183,360)
SHARE TRANSACTIONS:
Issued	—	—	200,000	100,000
Redeemed	(600,000)	(1,200,000)	(750,000)	(975,000)
Net decrease in shares from share transactions	(600,000)	(1,200,000)	(550,000)	(875,000)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	147

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF		JPMorgan Diversified Return U.S. Small Cap Equity ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,697,971	$7,018,971	$7,770,617	$8,539,215
Net realized gain (loss)	34,579,760	12,600,081	22,525,441	27,586,998
Change in net unrealized appreciation/depreciation	(29,162,407)	77,033,350	1,970,785	71,858,972
Change in net assets resulting from operations	13,115,324	96,652,402	32,266,843	107,985,185
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(7,853,116)	(7,087,097)	(8,314,796)	(8,638,889)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(46,172,311)	8,061,848	(17,058,103)	12,250,696
NET ASSETS:
Change in net assets	(40,910,103)	97,627,153	6,893,944	111,596,992
Beginning of period	407,691,100	310,063,947	497,805,298	386,208,306
End of period	$366,780,997	$407,691,100	$504,699,242	$497,805,298
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$93,306,066	$82,491,746	$92,912,108	$105,671,103
Cost of shares redeemed	(139,478,377)	(74,429,898)	(109,970,211)	(93,420,407)
Total change in net assets resulting from capital transactions	$(46,172,311)	$8,061,848	$(17,058,103)	$12,250,696
SHARE TRANSACTIONS:
Issued	900,000	875,000	1,950,000	2,425,000
Redeemed	(1,400,000)	(775,000)	(2,425,000)	(2,125,000)
Net increase (decrease) in shares from share transactions	(500,000)	100,000	(475,000)	300,000
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan U.S. Momentum Factor ETF		JPMorgan U.S. Quality Factor ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,564,266	$7,378,426	$77,797,499	$57,090,425
Net realized gain (loss)	161,231,984	86,840,314	560,271,233	408,186,195
Change in net unrealized appreciation/depreciation	117,628,171	121,291,731	164,733,022	548,587,703
Change in net assets resulting from operations	292,424,421	215,510,471	802,801,754	1,013,864,323
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(13,660,021)	(6,298,065)	(75,619,235)	(53,090,759)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	287,897,367	648,031,851	1,704,928,979	1,661,524,473
NET ASSETS:
Change in net assets	566,661,767	857,244,257	2,432,111,498	2,622,298,037
Beginning of period	1,159,170,843	301,926,586	5,024,521,643	2,402,223,606
End of period	$1,725,832,610	$1,159,170,843	$7,456,633,141	$5,024,521,643
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$992,956,579	$941,475,520	$3,763,967,961	$3,198,913,560
Cost of shares redeemed	(705,059,212)	(293,443,669)	(2,059,038,982)	(1,537,389,087)
Total change in net assets resulting from capital transactions	$287,897,367	$648,031,851	$1,704,928,979	$1,661,524,473
SHARE TRANSACTIONS:
Issued	16,225,000	18,200,000	63,800,000	62,400,000
Redeemed	(11,425,000)	(5,425,000)	(34,800,000)	(29,450,000)
Net increase in shares from share transactions	4,800,000	12,775,000	29,000,000	32,950,000
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	149

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Value Factor ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,463,923	$18,007,511
Net realized gain (loss)	33,718,851	83,998,494
Change in net unrealized appreciation/depreciation	8,572,586	106,707,971
Change in net assets resulting from operations	55,755,360	208,713,976
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(13,773,646)	(18,627,808)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(164,968,136)	(196,914,746)
NET ASSETS:
Change in net assets	(122,986,422)	(6,828,578)
Beginning of period	676,817,043	683,645,621
End of period	$553,830,621	$676,817,043
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$66,759,018	$267,657,833
Cost of shares redeemed	(231,727,154)	(464,572,579)
Total change in net assets resulting from capital transactions	$(164,968,136)	$(196,914,746)
SHARE TRANSACTIONS:
Issued	1,550,000	6,650,000
Redeemed	(5,800,000)	(11,400,000)
Net decrease in shares from share transactions	(4,250,000)	(4,750,000)
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Exchange-Traded Funds	October 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders Canada ETF
Year Ended October 31, 2025	$70.75	$1.68	$16.28	$17.96	$(1.65)
Year Ended October 31, 2024	55.16	1.66	15.59	17.25	(1.66)
Year Ended October 31, 2023	57.30	1.63	(2.21)	(0.58)	(1.56)
Year Ended October 31, 2022	67.80	1.59	(10.53)	(8.94)	(1.56)
Year Ended October 31, 2021 (e)	45.99	1.38	21.78	23.16	(1.35)
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Year Ended October 31, 2025	50.79	1.98	5.31	7.29	(2.01)
Year Ended October 31, 2024	43.57	1.95	7.51	9.46	(2.24)
Year Ended October 31, 2023	42.76	2.00	0.51	2.51	(1.70)
Year Ended October 31, 2022	56.89	2.12	(12.86)	(10.74)	(3.39)
Year Ended October 31, 2021 (e)	44.97	2.44	11.48	13.92	(2.00)
JPMorgan BetaBuilders Emerging Markets Equity ETF
Year Ended October 31, 2025	53.59	1.36	12.49	13.85	(1.66)
Year Ended October 31, 2024	44.76	1.27	8.90	10.17	(1.34)
May 10, 2023 (f) through October 31, 2023	47.67	0.80	(3.09)	(2.29)	(0.62)
JPMorgan BetaBuilders Europe ETF
Year Ended October 31, 2025	58.90	1.79	11.75	13.54	(2.39)
Year Ended October 31, 2024	49.36	1.85	9.46	11.31	(1.77)
Year Ended October 31, 2023	43.61	1.92	5.46	7.38	(1.63)
Year Ended October 31, 2022	59.74	1.78	(15.31)	(13.53)	(2.60)
Year Ended October 31, 2021 (e)	43.29	1.67	16.19	17.86	(1.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
(f)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Exchange-Traded Funds	October 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$87.06	$87.11	25.71%	25.69%	$8,867,282,895	0.19%	2.18%	2%
70.75	70.80	31.51	31.57	7,177,674,131	0.19	2.52	3
55.16	55.17	(1.15)	(1.22)	5,686,974,712	0.19	2.73	3
57.30	57.35	(13.34)	(13.49)	5,644,273,295	0.19	2.51	5
67.80	67.98	50.77	50.84	6,071,268,619	0.19	2.28	2

56.07	56.18	14.69	14.96	5,480,976,732	0.19	3.77	4
50.79	50.77	21.92	21.89	4,650,001,759	0.19	3.99	4
43.57	43.56	5.55	5.45	3,809,902,516	0.19	4.14	6
42.76	42.79	(19.60)	(19.87)	3,412,010,904	0.20	4.17	14
56.89	57.12	31.14	31.26	4,113,118,547	0.19	4.26	6

65.78	65.79	26.31	26.02	749,854,035	0.15	2.44	40
53.59	53.72	22.84	22.85	610,935,381	0.15	2.48	14
44.76	44.86	(4.88)	(4.67)	483,405,614	0.15	3.47	14

70.05	70.17	23.53	23.57	8,206,788,960	0.09	2.82	5
58.90	58.98	22.93	22.99	6,676,826,411	0.09	3.17	7
49.36	49.40	16.74	16.81	5,143,360,575	0.09	3.64	6
43.61	43.62	(23.01)	(23.22)	3,527,687,759	0.10	3.36	7
59.74	59.92	41.54	41.77	9,427,453,378	0.09	2.92	6
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders International Equity ETF
Year Ended October 31, 2025	$59.45	$1.80	$11.91	$13.71	$(2.04)
Year Ended October 31, 2024	50.43	1.68	9.31	10.99	(1.97)
Year Ended October 31, 2023	44.72	1.60	5.49	7.09	(1.38)
Year Ended October 31, 2022	60.53	1.51	(15.16)	(13.65)	(2.16)
Year Ended October 31, 2021	46.20	1.67	14.10	15.77	(1.44)
JPMorgan BetaBuilders Japan ETF
Year Ended October 31, 2025	56.07	1.20	13.21	14.41	(1.53)
Year Ended October 31, 2024	48.69	1.10	7.88	8.98	(1.60)
Year Ended October 31, 2023	41.69	1.03	6.65	7.68	(0.68)
Year Ended October 31, 2022	57.16	1.03	(14.91)	(13.88)	(1.59)
Year Ended October 31, 2021 (c)	48.39	1.04	8.36	9.40	(0.63)
JPMorgan BetaBuilders U.S. Equity ETF
Year Ended October 31, 2025	102.80	1.35	20.76	22.11	(1.34)
Year Ended October 31, 2024	75.32	1.34	27.42	28.76	(1.28)
Year Ended October 31, 2023	69.38	1.19	5.89	7.08	(1.14)
Year Ended October 31, 2022	84.15	1.11	(14.86)	(13.75)	(1.02)
Year Ended October 31, 2021	59.59	1.02	24.48	25.50	(0.94)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Year Ended October 31, 2025	94.29	1.30	10.47	11.77	(1.37)
Year Ended October 31, 2024	71.06	1.11	23.27	24.38	(1.15)
Year Ended October 31, 2023	74.06	1.14	(3.00)	(1.86)	(1.14)
Year Ended October 31, 2022	93.59	1.03	(19.57)	(18.54)	(0.99)
Year Ended October 31, 2021	64.16	0.90	29.27	30.17	(0.74)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Exchange-Traded Funds	October 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(b)	Market price total return	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate

$71.12	$71.03	23.52%	23.19%	$5,888,664,616	0.07%	2.80%	5%
59.45	59.53	21.88	21.58	4,768,017,540	0.07	2.85	5
50.43	50.62	15.69	16.04	3,560,296,677	0.07	3.02	5
44.72	44.75	(23.02)	(23.11)	2,710,097,518	0.07	2.88	6
60.53	60.64	34.26	34.24	3,680,140,678	0.07	2.85	5

68.95	68.81	26.44	25.61	14,734,567,610	0.19	2.01	5
56.07	56.33	18.76	18.11	11,774,922,485	0.19	1.96	5
48.69	49.19	18.54	19.65	8,797,309,934	0.19	2.11	3
41.69	41.73	(24.96)	(24.95)	6,211,237,563	0.19	2.10	4
57.16	57.21	19.47	18.98	7,864,537,853	0.19	1.83	3

123.57	123.56	21.67	21.71	6,196,928,187	0.02	1.23	3
102.80	102.76	38.35	38.28	4,014,252,721	0.02	1.42	3
75.32	75.33	10.25	10.20	2,173,038,499	0.02	1.58	3
69.38	69.42	(16.42)	(16.33)	1,276,523,608	0.02	1.47	4
84.15	84.11	43.02	42.97	782,605,972	0.02	1.34	4

104.69	104.75	12.58	12.49	1,991,789,617	0.07	1.33	19
94.29	94.42	34.43	34.61	1,763,249,803	0.07	1.27	13
71.06	71.06	(2.57)	(2.39)	1,414,162,491	0.07	1.49	25
74.06	73.92	(19.87)	(20.10)	1,390,564,346	0.07	1.29	30
93.59	93.68	47.15	47.52	1,698,624,114	0.07	1.05	27
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Year Ended October 31, 2025	$66.42	$0.85	$8.78	$9.63	$(0.87)
Year Ended October 31, 2024	49.40	0.85	17.07	17.92	(0.90)
Year Ended October 31, 2023	54.67	0.92	(5.30)	(4.38)	(0.89)
Year Ended October 31, 2022	67.49	0.77	(12.79)	(12.02)	(0.80)
November 16, 2020 (e) through October 31, 2021	51.27	0.62	16.04	16.66	(0.44)
JPMorgan Diversified Return Emerging Markets Equity ETF
Year Ended October 31, 2025	53.74	2.27	6.34	8.61	(2.80)
Year Ended October 31, 2024	48.12	2.06	5.95	8.01	(2.39)
Year Ended October 31, 2023	45.54	2.11	2.38	4.49	(1.91)
Year Ended October 31, 2022	56.99	2.21	(10.86)	(8.65)	(2.80)
Year Ended October 31, 2021	46.47	1.81	10.70	12.51	(1.99)
JPMorgan Diversified Return International Equity ETF
Year Ended October 31, 2025	56.57	1.93	11.49	13.42	(2.53)
Year Ended October 31, 2024	49.05	1.83	8.33	10.16	(2.64)
Year Ended October 31, 2023	44.44	1.84	5.02	6.86	(2.25)
Year Ended October 31, 2022	61.02	1.91	(15.62)	(13.71)	(2.87)
Year Ended October 31, 2021	49.84	1.91	11.03	12.94	(1.76)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Commencement of operations.
(f)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Exchange-Traded Funds	October 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$75.18	$75.21	14.62%	14.41%	$593,926,495	0.09%	1.25%	25%
66.42	66.57	36.40	36.93	511,426,837	0.09	1.40	20
49.40	49.32	(8.15)	(7.81)	623,722,887	0.09	1.67	41
54.67	54.38	(17.87)	(18.39)	494,762,260	0.09	1.35	30
67.49	67.56	32.56	32.70 (f)	442,061,490	0.09	0.98	27

59.55	59.90	16.56	16.97	357,290,275	0.44	4.12	30
53.74	53.87	16.71	17.30	322,419,915	0.44	3.83	28
48.12	47.99	9.72	8.78	269,498,902	0.44	4.17	33
45.54	45.81	(15.61)	(15.20)	163,926,226	0.44	4.19	33
56.99	57.05	26.93	27.80	153,882,748	0.44	3.18	29

67.46	67.27	24.42	24.10	364,289,000	0.37	3.19	25
56.57	56.56	20.93	20.63	339,399,985	0.37	3.29	26
49.05	49.17	15.22	15.26	353,175,379	0.37	3.57	26
44.44	44.54	(23.25)	(23.15)	671,062,140	0.37	3.59	28
61.02	61.08	26.00	26.08	842,016,222	0.37	3.14	35
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	157

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Diversified Return U.S. Equity ETF
Year Ended October 31, 2025	$117.27	$2.66	$4.30	$6.96	$(2.73)
Year Ended October 31, 2024	91.34	2.34	25.99	28.33	(2.40)
Year Ended October 31, 2023	93.94	2.24	(2.49)	(0.25)	(2.35)
Year Ended October 31, 2022	101.43	2.16	(7.56)	(5.40)	(2.09)
Year Ended October 31, 2021	73.52	1.71	27.76	29.47	(1.56)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Year Ended October 31, 2025	103.21	2.10	3.14	5.24	(2.14)
Year Ended October 31, 2024	80.54	1.79	22.70	24.49	(1.82)
Year Ended October 31, 2023	83.60	1.62	(3.04)	(1.42)	(1.64)
Year Ended October 31, 2022	92.23	1.60	(8.73)	(7.13)	(1.50)
Year Ended October 31, 2021	64.77	1.30	27.36	28.66	(1.20)
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Year Ended October 31, 2025	46.74	0.73	2.91	3.64	(0.78)
Year Ended October 31, 2024	37.31	0.80	9.44	10.24	(0.81)
Year Ended October 31, 2023	39.85	0.81	(2.59)	(1.78)	(0.76)
Year Ended October 31, 2022	45.20	0.64	(5.41)	(4.77)	(0.58)
Year Ended October 31, 2021	28.87	0.46	16.35	16.81	(0.48)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Exchange-Traded Funds	October 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(b)	Market price total return	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate

$121.50	$121.61	6.03%	5.99%	$385,753,787	0.18%	2.26%	25%
117.27	117.42	31.24	31.40	436,820,675	0.18	2.16	25
91.34	91.34	(0.34)	(0.45)	420,166,041	0.18	2.33	28
93.94	94.05	(5.36)	(5.28)	507,282,453	0.18	2.18	22
101.43	101.46	40.36	40.44	710,012,574	0.18	1.86	33

106.31	106.46	5.13	5.14	366,780,997	0.24	2.01	25
103.21	103.35	30.59	30.92	407,691,100	0.24	1.87	25
80.54	80.44	(1.78)	(1.85)	310,063,947	0.24	1.89	24
83.60	83.55	(7.78)	(7.90)	267,520,530	0.24	1.82	24
92.23	92.30	44.51	44.73	239,808,712	0.24	1.57	34

49.60	49.64	7.89	7.90	504,699,242	0.29	1.57	27
46.74	46.77	27.56	27.68	497,805,298	0.29	1.81	28
37.31	37.30	(4.55)	(4.77)	386,208,306	0.29	2.01	28
39.85	39.93	(10.59)	(10.49)	286,932,997	0.29	1.55	26
45.20	45.24	58.49	58.25	176,262,186	0.29	1.13	37
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Momentum Factor ETF
Year Ended October 31, 2025	$57.03	$0.58	$11.67	$12.25	$(0.59)
Year Ended October 31, 2024	39.99	0.49	16.99	17.48	(0.44)
Year Ended October 31, 2023	38.22	0.55	1.77	2.32	(0.55)
Year Ended October 31, 2022	47.71	0.50	(9.53)	(9.03)	(0.46)
Year Ended October 31, 2021	33.68	0.34	14.00	14.34	(0.31)
JPMorgan U.S. Quality Factor ETF
Year Ended October 31, 2025	55.89	0.75	6.81	7.56	(0.74)
Year Ended October 31, 2024	42.18	0.74	13.64	14.38	(0.67)
Year Ended October 31, 2023	38.14	0.65	3.97	4.62	(0.58)
Year Ended October 31, 2022	43.45	0.66	(5.34)	(4.68)	(0.63)
Year Ended October 31, 2021	31.53	0.60	11.91	12.51	(0.59)
JPMorgan U.S. Value Factor ETF
Year Ended October 31, 2025	42.97	0.97	5.22	6.19	(1.00)
Year Ended October 31, 2024	33.35	0.97	9.64	10.61	(0.99)
Year Ended October 31, 2023	32.90	0.87	0.49	1.36	(0.91)
Year Ended October 31, 2022	37.09	0.80	(4.19)	(3.39)	(0.80)
Year Ended October 31, 2021	24.99	0.72	12.03	12.75	(0.65)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Exchange-Traded Funds	October 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(b)	Market price total return	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate

$68.69	$68.73	21.59%	21.53%	$1,725,832,610	0.12%	0.94%	39%
57.03	57.09	43.86	44.01	1,159,170,843	0.12	0.93	40
39.99	39.99	6.10	6.02	301,926,586	0.12	1.36	43
38.22	38.25	(18.97)	(18.86)	229,323,118	0.12	1.20	43
47.71	47.68	42.72	42.38	221,858,171	0.12	0.80	44

62.71	62.72	13.61	13.69	7,456,633,141	0.12	1.26	19
55.89	55.86	34.23	34.10	5,024,521,643	0.12	1.42	21
42.18	42.20	12.15	12.14	2,402,223,606	0.12	1.54	21
38.14	38.16	(10.84)	(10.85)	579,728,107	0.12	1.64	18
43.45	43.48	39.97	40.02	393,204,091	0.12	1.56	21

48.16	48.18	14.63	14.60	553,830,621	0.12	2.21	26
42.97	43.00	32.01	32.18	676,817,043	0.12	2.41	26
33.35	33.33	4.11	4.11	683,645,621	0.12	2.53	26
32.90	32.88	(9.21)	(9.24)	444,083,720	0.12	2.28	21
37.09	37.08	51.38	51.88	400,579,487	0.12	2.01	34
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 17 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders Canada ETF	Diversified(1)
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	Diversified(2)
JPMorgan BetaBuilders Emerging Markets Equity ETF	Diversified(3)
JPMorgan BetaBuilders Europe ETF	Diversified(4)
JPMorgan BetaBuilders International Equity ETF	Diversified(5)
JPMorgan BetaBuilders Japan ETF	Diversified(6)
JPMorgan BetaBuilders U.S. Equity ETF	Diversified(7)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	Diversified(8)
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	Diversified(9)
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified

(1)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar Canada Target Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(2)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar Developed Asia Pacific ex-Japan Target Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(3)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar Emerging Markets Target Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(4)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar Developed Europe Target Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(5)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar Developed Markets ex-North America Target Market Exposure Index (the “Index”) is
non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(6)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar Japan Target Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(7)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar US Target Market Exposure Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(8)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar US Mid Cap Target Market Exposure Extended Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

(9)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the Morningstar US Small Cap Target Market Exposure Extended Index (the “Index”) is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

The investment objective of JPMorgan BetaBuilders Canada ETF (“BetaBuilders Canada ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM.

162	J.P. Morgan Exchange-Traded Funds	October 31, 2025

The investment objective of JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (“BetaBuilders Developed Asia Pacific ex-Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Emerging Markets Equity ETF (“BetaBuilders Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Europe ETF (“BetaBuilders Europe ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders International Equity ETF (“BetaBuilders International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Japan ETF (“BetaBuilders Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Equity ETF (“BetaBuilders U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (“BetaBuilders U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Small Cap Equity ETF (“BetaBuilders U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan Diversified Return Emerging Markets Equity ETF (“Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index.
The investment objective of JPMorgan Diversified Return International Equity ETF (“International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Equity ETF (“U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Mid Cap Equity ETF (“U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Small Cap Equity ETF (“U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index.
The investment objective of JPMorgan U.S. Momentum Factor ETF (“U.S. Momentum Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.
The investment objective of JPMorgan U.S. Quality Factor ETF (“U.S. Quality Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.
The investment objective of JPMorgan U.S. Value Factor ETF (“U.S. Value Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders Canada ETF	Cboe BZX Exchange, Inc.
BetaBuilders Developed Asia Pacific ex-Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Europe ETF	Cboe BZX Exchange, Inc.
BetaBuilders International Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
BetaBuilders U.S. Small Cap Equity ETF	NYSE Arca, Inc.
Emerging Markets Equity ETF	NYSE Arca, Inc.
International Equity ETF	NYSE Arca, Inc.
U.S. Equity ETF	NYSE Arca, Inc.
U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
U.S. Small Cap Equity ETF	NYSE Arca, Inc.
U.S. Momentum Factor ETF	NYSE Arca, Inc.
U.S. Quality Factor ETF	NYSE Arca, Inc.
U.S. Value Factor ETF	NYSE Arca, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment.

164	J.P. Morgan Exchange-Traded Funds	October 31, 2025

An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
BetaBuilders Canada ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$8,798,981,642	$—	$—	$8,798,981,642
Warrants	—	—	— (a)	—(a )
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	380,456,486	—	—	380,456,486
Total Investments in Securities	$9,179,438,128	$—	$— (a)	$9,179,438,128
Appreciation in Other Financial Instruments
Futures Contracts	$1,439,053	$—	$—	$1,439,053

(a)	Value is zero.

BetaBuilders Developed Asia Pacific ex-Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$3,419,180,763	$—	$3,419,180,763
China	6,877,137	61,399,115	—	68,276,252
Hong Kong	2,957,628	868,353,260	—	871,310,888
Indonesia	—	31,752,845	—	31,752,845
Macau	—	46,769,946	—	46,769,946

October 31, 2025	J.P. Morgan Exchange-Traded Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
BetaBuilders Developed Asia Pacific ex-Japan ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Zealand	$32,154,998	$31,358,071	$—	$63,513,069
Singapore	—	704,782,448	—	704,782,448
United Kingdom	—	48,486,031	—	48,486,031
United States	—	188,007,540	—	188,007,540
Total Common Stocks	41,989,763	5,400,090,019	—	5,442,079,782
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	19,372,222	—	—	19,372,222
Total Investments in Securities	$61,361,985	$5,400,090,019	$—	$5,461,452,004
Appreciation in Other Financial Instruments
Futures Contracts	$147,963	$—	$—	$147,963

BetaBuilders Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$81,716	$—	$81,716
Brazil	25,383,729	—	—	25,383,729
Chile	3,794,819	—	—	3,794,819
China	13,763,091	197,746,180	—	211,509,271
Colombia	1,448,111	—	—	1,448,111
Czech Republic	698,118	277,061	—	975,179
Egypt	—	315,494	—	315,494
Greece	493,806	3,128,464	—	3,622,270
Hong Kong	—	1,107,830	—	1,107,830
Hungary	—	1,961,319	—	1,961,319
India	2,366,193	120,867,946	445,886	123,680,025
Indonesia	746,713	8,578,196	—	9,324,909
Kuwait	3,069,699	2,436,529	—	5,506,228
Luxembourg	304,246	—	—	304,246
Malaysia	872,038	9,786,207	—	10,658,245
Mexico	13,008,586	—	—	13,008,586
Peru	1,262,788	—	—	1,262,788
Philippines	2,125,627	964,972	—	3,090,599
Qatar	2,227,455	3,085,016	—	5,312,471
Saudi Arabia	2,379,217	20,342,659	—	22,721,876
South Africa	3,653,530	17,722,874	—	21,376,404
South Korea	3,447,372	89,380,299	—	92,827,671
Taiwan	—	148,929,299	—	148,929,299
Thailand	—	8,392,213	—	8,392,213
Turkey	64,891	3,604,971	—	3,669,862
United Arab Emirates	8,065,512	8,786,579	—	16,852,091
United Kingdom	388,438	—	—	388,438
United States	—	1,286,264	—	1,286,264
Total Common Stocks	89,563,979	648,782,088	445,886	738,791,953

166	J.P. Morgan Exchange-Traded Funds	October 31, 2025

BetaBuilders Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks	$11,816	$—	$—	$11,816
Warrants	—	165	—	165
Short-Term Investments
Investment Companies	7,467,059	—	—	7,467,059
Investment of Cash Collateral from Securities Loaned	581,524	—	—	581,524
Total Short-Term Investments	8,048,583	—	—	8,048,583
Total Investments in Securities	$97,624,378	$648,782,253	$445,886	$746,852,517
Appreciation in Other Financial Instruments
Futures Contracts	$455,135	$—	$—	$455,135

BetaBuilders Europe ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$81,440,119	$—	$81,440,119
Austria	606,612	45,442,330	—	46,048,942
Belgium	—	113,441,021	—	113,441,021
Brazil	—	3,898,271	—	3,898,271
Chile	—	8,347,551	—	8,347,551
China	—	59,427,351	—	59,427,351
Denmark	—	220,523,514	—	220,523,514
Finland	—	149,953,786	—	149,953,786
France	—	1,128,959,456	—	1,128,959,456
Germany	6,404,389	1,142,815,422	—	1,149,219,811
Hong Kong	—	22,473,082	—	22,473,082
Ireland	—	16,410,600	—	16,410,600
Italy	—	404,106,366	—	404,106,366
Luxembourg	—	19,097,191	—	19,097,191
Mexico	—	3,545,268	—	3,545,268
Netherlands	23,813,097	518,138,550	—	541,951,647
Norway	3,976,035	70,206,551	—	74,182,586
Poland	—	56,492,015	—	56,492,015
Portugal	—	19,214,350	—	19,214,350
Russia	—	—	— (a)	— (a)
Singapore	—	10,407,201	—	10,407,201
South Africa	—	26,561,669	—	26,561,669
Spain	9,567,284	415,907,685	—	425,474,969
Sweden	256,520	432,804,891	—	433,061,411
Switzerland	—	550,627,500	—	550,627,500
United Arab Emirates	—	—	— (a)	— (a)
United Kingdom	17,589,761	1,471,401,153	—	1,488,990,914
United States	—	1,099,484,553	—	1,099,484,553
Total Common Stocks	62,213,698	8,091,127,446	— (a)	8,153,341,144
Rights	—	91,316	—	91,316

October 31, 2025	J.P. Morgan Exchange-Traded Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
BetaBuilders Europe ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	$121,277,733	$—	$—	$121,277,733
Total Investments in Securities	$183,491,431	$8,091,218,762	$— (a)	$8,274,710,193
Appreciation in Other Financial Instruments
Futures Contracts	$1,663,766	$—	$—	$1,663,766

(a)	Value is zero.

BetaBuilders International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$414,899,898	$—	$414,899,898
Austria	278,794	20,929,068	—	21,207,862
Belgium	—	52,199,700	—	52,199,700
Brazil	—	1,794,390	—	1,794,390
Chile	—	3,845,271	—	3,845,271
China	754,199	34,179,598	—	34,933,797
Denmark	—	101,618,059	—	101,618,059
Finland	—	69,082,110	—	69,082,110
France	—	520,360,259	—	520,360,259
Germany	2,957,175	526,745,096	—	529,702,271
Hong Kong	322,448	106,195,446	—	106,517,894
Indonesia	—	3,528,746	—	3,528,746
Ireland	—	7,568,574	—	7,568,574
Israel	—	39,486,457	—	39,486,457
Italy	—	186,281,897	—	186,281,897
Japan	7,632,649	1,436,110,215	—	1,443,742,864
Luxembourg	—	8,796,868	—	8,796,868
Macau	—	5,147,960	—	5,147,960
Mexico	—	1,632,676	—	1,632,676
Netherlands	10,981,558	238,883,411	—	249,864,969
New Zealand	3,546,721	3,452,228	—	6,998,949
Norway	1,784,373	32,346,716	—	34,131,089
Poland	—	26,025,407	—	26,025,407
Portugal	—	8,851,876	—	8,851,876
Russia	—	—	— (a)	— (a)
Singapore	—	82,538,455	—	82,538,455
South Africa	—	12,242,498	—	12,242,498
Spain	4,398,182	191,727,650	—	196,125,832
Sweden	117,127	199,399,285	—	199,516,412
Switzerland	—	253,850,050	—	253,850,050
United Arab Emirates	—	—	— (a)	— (a)
United Kingdom	8,105,900	683,521,766	—	691,627,666

168	J.P. Morgan Exchange-Traded Funds	October 31, 2025

BetaBuilders International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$—	$527,531,622	$—	$527,531,622
Total Common Stocks	40,879,126	5,800,773,252	— (a)	5,841,652,378
Rights	—	44,273	—	44,273
Short-Term Investments
Investment Companies	22,645,557	—	—	22,645,557
Investment of Cash Collateral from Securities Loaned	32,600,781	—	—	32,600,781
Total Short-Term Investments	55,246,338	—	—	55,246,338
Total Investments in Securities	$96,125,464	$5,800,817,525	$— (a)	$5,896,942,989
Appreciation in Other Financial Instruments
Futures Contracts	$304,514	$—	$—	$304,514

(a)	Value is zero.

BetaBuilders Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$10,953,495	$—	$—	$10,953,495
Automobile Components	—	295,506,995	—	295,506,995
Automobiles	—	1,018,958,170	—	1,018,958,170
Banks	—	1,338,280,748	—	1,338,280,748
Beverages	—	96,010,081	—	96,010,081
Broadline Retail	—	77,699,970	—	77,699,970
Building Products	—	124,146,665	—	124,146,665
Capital Markets	—	173,551,422	—	173,551,422
Chemicals	—	346,101,935	—	346,101,935
Commercial Services & Supplies	—	86,870,411	—	86,870,411
Construction & Engineering	—	140,959,296	—	140,959,296
Consumer Staples Distribution & Retail	21,178,859	224,303,933	—	245,482,792
Diversified Telecommunication Services	—	86,167,998	—	86,167,998
Electric Utilities	—	105,000,260	—	105,000,260
Electrical Equipment	—	354,835,303	—	354,835,303
Electronic Equipment, Instruments & Components	—	555,600,351	—	555,600,351
Entertainment	—	436,010,142	—	436,010,142
Financial Services	—	111,041,562	—	111,041,562
Food Products	—	167,881,261	—	167,881,261
Gas Utilities	—	77,820,427	—	77,820,427
Ground Transportation	—	223,726,901	—	223,726,901
Health Care Equipment & Supplies	—	306,210,817	—	306,210,817
Health Care Technology	—	19,218,576	—	19,218,576
Hotels, Restaurants & Leisure	—	98,104,698	—	98,104,698
Household Durables	—	632,395,144	—	632,395,144
Household Products	21,738,513	—	—	21,738,513
Industrial Conglomerates	—	509,424,240	—	509,424,240

October 31, 2025	J.P. Morgan Exchange-Traded Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
BetaBuilders Japan ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Insurance	$—	$569,555,728	$—	$569,555,728
Interactive Media & Services	—	24,826,360	—	24,826,360
IT Services	—	420,771,555	—	420,771,555
Leisure Products	—	87,714,496	—	87,714,496
Machinery	—	894,933,533	—	894,933,533
Marine Transportation	—	92,252,124	—	92,252,124
Media	—	13,633,658	—	13,633,658
Metals & Mining	—	114,506,335	—	114,506,335
Office REITs	23,174,974	17,933,047	—	41,108,021
Oil, Gas & Consumable Fuels	—	119,079,985	—	119,079,985
Passenger Airlines	—	16,828,811	—	16,828,811
Personal Care Products	—	79,396,379	—	79,396,379
Pharmaceuticals	—	588,414,681	—	588,414,681
Professional Services	—	216,565,556	—	216,565,556
Real Estate Management & Development	—	330,797,898	—	330,797,898
Semiconductors & Semiconductor Equipment	—	866,224,436	—	866,224,436
Software	—	29,037,524	—	29,037,524
Specialty Retail	—	237,187,567	—	237,187,567
Technology Hardware, Storage & Peripherals	—	179,307,805	—	179,307,805
Textiles, Apparel & Luxury Goods	—	55,499,177	—	55,499,177
Tobacco	—	117,923,313	—	117,923,313
Trading Companies & Distributors	—	1,037,164,126	—	1,037,164,126
Wireless Telecommunication Services	—	766,367,220	—	766,367,220
Total Common Stocks	77,045,841	14,481,748,620	—	14,558,794,461
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	4,295,527	—	—	4,295,527
Total Investments in Securities	$81,341,368	$14,481,748,620	$—	$14,563,089,988
Appreciation in Other Financial Instruments
Futures Contracts	$10,332,715	$—	$—	$10,332,715

BetaBuilders U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$6,164,661,798	$—	$—	$6,164,661,798
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	26,832,675	—	—	26,832,675
Investment of Cash Collateral from Securities Loaned	2,278,524	—	—	2,278,524
Total Short-Term Investments	29,111,199	—	—	29,111,199
Total Investments in Securities	$6,193,772,997	$—	$— (a)	$6,193,772,997

170	J.P. Morgan Exchange-Traded Funds	October 31, 2025

BetaBuilders U.S. Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$830,947	$—	$—	$830,947

(a)	Value is zero.

BetaBuilders U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,050,416,534	$—	$—	$2,050,416,534
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(177,347)	$—	$—	$(177,347)

(a)	Please refer to the SOI for specifics of portfolio holdings.

BetaBuilders U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$588,421,263	$—	$—	$588,421,263
Rights	—	—	29,066	29,066
Short-Term Investments
Investment Companies	5,001,652	—	—	5,001,652
Investment of Cash Collateral from Securities Loaned	21,094,416	—	—	21,094,416
Total Short-Term Investments	26,096,068	—	—	26,096,068
Total Investments in Securities	$614,517,331	$—	$29,066	$614,546,397
Appreciation in Other Financial Instruments
Futures Contracts	$88,165	$—	$—	$88,165

Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$40,850,810	$—	$—	$40,850,810
Chile	9,326,015	—	—	9,326,015
China	8,248,021	65,545,972	— (a)	73,793,993
Colombia	872,141	—	—	872,141
Czech Republic	1,265,346	526,882	—	1,792,228
Egypt	—	758,969	—	758,969
Greece	1,765,046	5,961,536	—	7,726,582
Hungary	—	3,013,995	—	3,013,995
India	—	34,408,668	292,592	34,701,260
Indonesia	521,231	6,772,908	—	7,294,139
Kuwait	185,439	2,522,516	—	2,707,955
Malaysia	1,602,762	10,451,424	—	12,054,186

October 31, 2025	J.P. Morgan Exchange-Traded Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mexico	$22,920,904	$—	$—	$22,920,904
Philippines	892,193	343,645	—	1,235,838
Qatar	3,616,673	732,670	—	4,349,343
Romania	1,063,372	—	—	1,063,372
Russia	—	—	— (a)	— (a)
Saudi Arabia	719,552	14,618,180	—	15,337,732
South Africa	8,589,760	15,368,793	—	23,958,553
Taiwan	—	37,177,903	—	37,177,903
Thailand	4,293,885	11,071,476	—	15,365,361
Turkey	2,877,266	17,364,679	—	20,241,945
United Arab Emirates	3,619,617	13,453,543	—	17,073,160
United Kingdom	—	2,690,307	—	2,690,307
United States	500,546	535,377	—	1,035,923
Total Common Stocks	113,730,579	243,319,443	292,592	357,342,614
Warrants	—	80,715	—	80,715
Short-Term Investments
Investment Companies	810,808	—	—	810,808
Total Investments in Securities	$114,541,387	$243,400,158	$292,592	$358,234,137
Appreciation in Other Financial Instruments
Futures Contracts	$6,076	$—	$—	$6,076

(a)	Value is zero.

International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$181,290	$36,731,219	$—	$36,912,509
Austria	—	1,442,233	—	1,442,233
Belgium	—	1,282,346	—	1,282,346
Brazil	—	608,088	—	608,088
Chile	—	1,609,619	—	1,609,619
China	655,293	3,929,728	—	4,585,021
Denmark	—	1,275,466	—	1,275,466
Finland	—	2,545,429	—	2,545,429
France	—	18,054,349	—	18,054,349
Germany	546,915	10,947,613	—	11,494,528
Hong Kong	195,258	12,079,542	—	12,274,800
Indonesia	—	271,290	—	271,290
Italy	—	12,408,378	—	12,408,378
Ivory Coast	—	1,144,424	—	1,144,424
Japan	2,499,314	93,540,870	—	96,040,184
Luxembourg	—	284,872	—	284,872
Macau	—	380,789	—	380,789
Mexico	—	1,466,341	—	1,466,341
Netherlands	1,316,942	4,208,441	—	5,525,383

172	J.P. Morgan Exchange-Traded Funds	October 31, 2025

International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Zealand	$885,608	$73,471	$—	$959,079
Norway	—	4,823,363	—	4,823,363
Poland	—	1,522,641	—	1,522,641
Portugal	—	784,460	—	784,460
Russia	—	—	— (a)	— (a)
Singapore	—	10,861,275	—	10,861,275
South Africa	—	1,727,061	—	1,727,061
South Korea	802,792	31,410,031	—	32,212,823
Spain	2,760,284	4,965,394	—	7,725,678
Sweden	—	7,690,335	—	7,690,335
Switzerland	—	6,546,918	—	6,546,918
Thailand	—	643,412	—	643,412
United Kingdom	1,209,089	62,655,318	—	63,864,407
United States	—	13,059,670	—	13,059,670
Total Common Stocks	11,052,785	350,974,386	—	362,027,171
Short-Term Investments
Investment Companies	242,239	—	—	242,239
Investment of Cash Collateral from Securities Loaned	4,566,374	—	—	4,566,374
Total Short-Term Investments	4,808,613	—	—	4,808,613
Total Investments in Securities	$15,861,398	$350,974,386	$—	$366,835,784
Appreciation in Other Financial Instruments
Futures Contracts	$14,311	$—	$—	$14,311

(a)	Value is zero.

U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$385,870,159	$—	$— (b)	$385,870,159
Appreciation in Other Financial Instruments
Futures Contracts (a)	$11,235	$—	$—	$11,235

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$368,364,180	$—	$— (b)	$368,364,180
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(3,716)	$—	$—	$(3,716)

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$1,073,173	$—	$—	$1,073,173
Automobiles & Parts	1,864,129	—	—	1,864,129
Banks	24,961,130	—	—	24,961,130
Beverages	3,349,262	—	—	3,349,262
Chemicals	18,546,379	—	—	18,546,379
Construction & Materials	17,315,068	—	—	17,315,068
Consumer Services	9,511,703	—	—	9,511,703
Electricity	14,621,912	—	—	14,621,912
Electronic & Electrical Equipment	5,355,473	—	—	5,355,473
Finance & Credit Services	5,838,461	—	—	5,838,461
Food Producers	13,835,464	—	—	13,835,464
Gas, Water & Multi-utilities	17,700,265	—	—	17,700,265
General Industrials	5,748,925	—	—	5,748,925
Health Care Providers	18,940,402	—	—	18,940,402
Household Goods & Home Construction	13,610,045	—	—	13,610,045
Industrial Engineering	3,661,407	—	—	3,661,407
Industrial Materials	7,087,060	—	—	7,087,060
Industrial Metals & Mining	15,449,841	—	—	15,449,841
Industrial Support Services	10,805,254	—	—	10,805,254
Industrial Transportation	14,504,550	—	—	14,504,550
Investment Banking & Brokerage Services	4,190,708	—	—	4,190,708
Leisure Goods	2,159,921	—	—	2,159,921
Life Insurance	4,397,338	—	—	4,397,338
Media	1,865,730	—	—	1,865,730
Medical Equipment & Services	9,896,515	—	—	9,896,515
Mortgage Real Estate Investment Trusts	4,214,584	—	—	4,214,584
Non-life Insurance	4,083,977	—	—	4,083,977
Non-Renewable Energy	37,493,035	—	—	37,493,035
Personal Care, Drug & Grocery Stores	12,810,560	—	—	12,810,560
Personal Goods	6,804,674	—	—	6,804,674
Pharmaceuticals, Biotechnology & Marijuana Producers	19,630,417	—	4,696	19,635,113
Precious Metals & Mining	8,572,194	—	—	8,572,194
Real Estate Investment & Services	6,924,433	—	—	6,924,433
Real Estate Investment Trusts	52,520,972	—	—	52,520,972
Renewable Energy	6,511,616	—	—	6,511,616
Retailers	8,615,910	—	—	8,615,910
Software & Computer Services	22,185,692	—	—	22,185,692
Technology Hardware & Equipment	27,902,840	—	—	27,902,840
Telecommunications Equipment	19,640,481	—	—	19,640,481
Telecommunications Service Providers	13,673,972	—	—	13,673,972
Tobacco	2,598,463	—	—	2,598,463
Travel & Leisure	2,269,164	—	—	2,269,164
Waste & Disposal Services	1,133,342	—	—	1,133,342
Total Common Stocks	503,876,441	—	4,696	503,881,137
Rights	—	—	— (a)	— (a)

174	J.P. Morgan Exchange-Traded Funds	October 31, 2025

U.S. Small Cap Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$405,629	$—	$—	$405,629
Investment of Cash Collateral from Securities Loaned	15,353,997	—	—	15,353,997
Total Short-Term Investments	15,759,626	—	—	15,759,626
Total Investments in Securities	$519,636,067	$—	$4,696	$519,640,763
Appreciation in Other Financial Instruments
Futures Contracts	$9,946	$—	$—	$9,946

(a)	Value is zero.

U.S. Momentum Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,724,945,798	$—	$— (b)	$1,724,945,798
Appreciation in Other Financial Instruments
Futures Contracts (a)	$55,272	$—	$—	$55,272

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

U.S. Quality Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,452,648,621	$—	$—	$7,452,648,621
Appreciation in Other Financial Instruments
Futures Contracts (a)	$160,009	$—	$—	$160,009

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$556,155,541	$—	$—	$556,155,541
Appreciation in Other Financial Instruments
Futures Contracts (a)	$11,598	$—	$—	$11,598

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of October 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of October 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders Canada ETF	$361,114,412	$(361,114,412)	$—
BetaBuilders Developed Asia Pacific ex-Japan ETF	16,698,644	(16,698,644)	—
BetaBuilders Emerging Markets Equity ETF	550,640	(550,640)	—
BetaBuilders Europe ETF	114,806,327	(114,806,327)	—
BetaBuilders International Equity ETF	30,818,216	(30,818,216)	—
BetaBuilders Japan ETF	4,085,585	(4,085,585)	—
BetaBuilders U.S. Equity ETF	2,225,887	(2,225,887)	—
BetaBuilders U.S. Mid Cap Equity ETF	59,817,632	(59,817,632)	—
BetaBuilders U.S. Small Cap Equity ETF	20,854,077	(20,854,077)	—
International Equity ETF	3,805,203	(3,805,203)	—
U.S. Equity ETF	618,630	(614,069)**	4,561
U.S. Mid Cap Equity ETF	2,008,937	(2,008,937)	—
U.S. Small Cap Equity ETF	14,352,067	(14,352,067)	—
U.S. Value Factor ETF	2,759,025	(2,759,025)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
**	Subsequent to October 31, 2025, additional collateral was received.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Emerging Markets Equity ETF, U.S. Momentum Factor ETF and U.S. Quality Factor ETF did not have any securities out on loan at October 31, 2025.

176	J.P. Morgan Exchange-Traded Funds	October 31, 2025

D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
BetaBuilders Canada ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$227,654,452	$10,904,894,449	$10,752,092,415	$—	$—	$380,456,486	380,456,486	$13,749,479 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Developed Asia Pacific ex-Japan ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$35,199,421	$309,458,637	$325,285,836	$—	$—	$19,372,222	19,372,222	$1,327,294 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Emerging Markets Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$47,125	$13,963,812	$13,429,413	$—	$—	$581,524	581,524	$44,143 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	9,314,174	225,436,865	227,283,980	—	—	7,467,059	7,467,059	576,860	—
Total	$9,361,299	$239,400,677	$240,713,393	$—	$—	$8,048,583		$621,003	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Europe ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$75,600,705	$586,708,878	$541,031,850	$—	$—	$121,277,733	121,277,733	$2,600,005 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders International Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$15,951,317	$465,361,464	$448,712,000	$—	$—	$32,600,781	32,600,781	$1,613,039 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	19,826,097	286,036,774	283,217,314	—	—	22,645,557	22,645,557	1,037,647	—
Total	$35,777,414	$751,398,238	$731,929,314	$—	$—	$55,246,338		$2,650,686	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Japan ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$63,807,415	$1,093,002,423	$1,152,514,311	$—	$—	$4,295,527	4,295,527	$4,516,957 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

178	J.P. Morgan Exchange-Traded Funds	October 31, 2025

BetaBuilders U.S. Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$50,972,583	$20,747,727	$5,070,489	$1,578,448	$20,805,252	$89,033,521	286,171	$1,409,899	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c)	2,976,209	85,872,214	86,569,899	—	—	2,278,524	2,278,524	92,589 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (b) (c)	19,442,351	93,175,734	85,785,410	—	—	26,832,675	26,832,675	1,096,962	—
Total	$73,391,143	$199,795,675	$177,425,798	$1,578,448	$20,805,252	$118,144,720		$2,599,450	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Mid Cap Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$46,831,039	$408,939,865	$395,200,422	$—	$—	$60,570,482	60,570,482	$1,899,840 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	8,076,683	114,948,003	111,271,524	—	—	11,753,162	11,753,162	801,149	—
Total	$54,907,722	$523,887,868	$506,471,946	$—	$—	$72,323,644		$2,700,989	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

October 31, 2025	J.P. Morgan Exchange-Traded Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
BetaBuilders U.S. Small Cap Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$19,349,471	$222,426,816	$220,681,871	$—	$—	$21,094,416	21,094,416	$1,107,670 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	4,153,660	36,407,020	35,559,028	—	—	5,001,652	5,001,652	227,202	—
Total	$23,503,131	$258,833,836	$256,240,899	$—	$—	$26,096,068		$1,334,872	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$—	$1,608,071	$1,608,071	$—	$—	$—	—	$6,961 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	1,185,453	43,730,063	44,104,708	—	—	810,808	810,808	29,712	—
Total	$1,185,453	$45,338,134	$45,712,779	$—	$—	$810,808		$36,673	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (a) (b)	$476,589	$31,093,188	$31,327,769	$233	$(2)	$242,239	242,142	$18,773	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	3,907,539	47,673,652	47,014,817	—	—	4,566,374	4,566,374	278,733 *	—
Total	$4,384,128	$78,766,840	$78,342,586	$233	$(2)	$4,808,613		$297,506	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

180	J.P. Morgan Exchange-Traded Funds	October 31, 2025

U.S. Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$182,000	$17,693,727	$17,261,658	$—	$—	$614,069	614,069	$22,423 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	712,498	18,642,334	19,187,524	—	—	167,308	167,308	35,112	—
Total	$894,498	$36,336,061	$36,449,182	$—	$—	$781,377		$57,535	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Mid Cap Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$167,244	$41,044,466	$39,201,862	$—	$—	$2,009,848	2,009,848	$65,069 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	515,360	22,823,239	22,654,936	—	—	683,663	683,663	30,864	—
Total	$682,604	$63,867,705	$61,856,798	$—	$—	$2,693,511		$95,933	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Small Cap Equity ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$12,534,155	$128,310,946	$125,491,104	$—	$—	$15,353,997	15,353,997	$514,715 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	773,904	30,428,215	30,796,490	—	—	405,629	405,629	45,978	—
Total	$13,308,059	$158,739,161	$156,287,594	$—	$—	$15,759,626		$560,693	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

October 31, 2025	J.P. Morgan Exchange-Traded Funds	181

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
U.S. Momentum Factor ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$1,591,982	$90,906,583	$92,498,565	$—	$—	$—	—	$116,735 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	2,150,007	43,168,038	43,196,636	—	—	2,121,409	2,121,409	78,334	—
Total	$3,741,989	$134,074,621	$135,695,201	$—	$—	$2,121,409		$195,069	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Quality Factor ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$6,177,185	$102,540,308	$108,717,493	$—	$—	$—	—	$193,627 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	4,594,496	148,370,261	146,302,673	—	—	6,662,084	6,662,084	415,876	—
Total	$10,771,681	$250,910,569	$255,020,166	$—	$—	$6,662,084		$609,503	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Value Factor ETF
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	$5,014,297	$73,529,505	$75,679,942	$—	$—	$2,863,860	2,863,860	$235,525 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.00% (a) (b)	407,337	27,680,506	27,875,786	—	—	212,057	212,057	47,561	—
Total	$5,421,634	$101,210,011	$103,555,728	$—	$—	$3,075,917		$283,086	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.

182	J.P. Morgan Exchange-Traded Funds	October 31, 2025

*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— The Funds used index futures contracts to obtain long exposure to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the year ended October 31, 2025:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF
Futures Contracts:
Average Notional Balance Long	$57,062,959	$38,070,349	$10,119,395	$54,696,257
Ending Notional Balance Long	64,801,326	37,974,636	10,830,050	53,014,082

	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF
Futures Contracts:
Average Notional Balance Long	$40,070,224	$121,556,502	$26,897,677	$17,846,218
Ending Notional Balance Long	45,881,370	171,939,459	30,918,375	13,350,830

October 31, 2025	J.P. Morgan Exchange-Traded Funds	183

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
	BetaBuilders U.S. Small Cap Equity ETF	Emerging Markets Equity ETF	International Equity ETF	U.S. Equity ETF
Futures Contracts:
Average Notional Balance Long	$5,115,847	$387,137	$1,779,395	$658,078
Ending Notional Balance Long	5,350,490	140,650	1,683,720	343,538

	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Momentum Factor ETF	U.S. Quality Factor ETF
Futures Contracts:
Average Notional Balance Long	$655,245	$827,197	$1,827,624	$9,808,372
Ending Notional Balance Long	976,890	497,720	2,404,763	8,588,438

U.S. Value Factor ETF
Futures Contracts:
Average Notional Balance Long	$986,632
Ending Notional Balance Long	343,538
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of October 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
I. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for BetaBuilders Japan ETF, for which distributions are generally declared and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

184	J.P. Morgan Exchange-Traded Funds	October 31, 2025

The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
BetaBuilders Canada ETF	$321,342,006	$(3,209,332)	$(318,132,674)
BetaBuilders Developed Asia Pacific ex-Japan ETF	12,448,023	(164,510)	(12,283,513)
BetaBuilders Emerging Markets Equity ETF	49,121,436	2,835,123	(51,956,559)
BetaBuilders Europe ETF	376,845,455	22,185,556	(399,031,011)
BetaBuilders International Equity ETF	199,244,003	13,062,576	(212,306,579)
BetaBuilders Japan ETF	441,755,667	65,276,168	(507,031,835)
BetaBuilders U.S. Equity ETF	86,877,724	(1,067)	(86,876,657)
BetaBuilders U.S. Mid Cap Equity ETF	254,565,260	1,078,482	(255,643,742)
BetaBuilders U.S. Small Cap Equity ETF	65,268,831	—	(65,268,831)
Emerging Markets Equity ETF	1,081,367	1,245,927	(2,327,294)
International Equity ETF	3,054,015	1,912,126	(4,966,141)
U.S. Equity ETF	19,523,891	191,024	(19,714,915)
U.S. Mid Cap Equity ETF	33,062,402	185,196	(33,247,598)
U.S. Small Cap Equity ETF	35,400,138	132,808	(35,532,946)
U.S. Momentum Factor ETF	232,490,456	—	(232,490,456)
U.S. Quality Factor ETF	670,045,562	1,005	(670,046,567)
U.S. Value Factor ETF	19,877,882	1,203	(19,879,085)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, foreign taxes, redemptions in-kind and tax equalization.
K. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia Pacific ex-Japan ETF	0.19
BetaBuilders Emerging Markets Equity ETF	0.15
BetaBuilders Europe ETF	0.09
BetaBuilders International Equity ETF	0.07
BetaBuilders Japan ETF	0.19
BetaBuilders U.S. Equity ETF	0.02

October 31, 2025	J.P. Morgan Exchange-Traded Funds	185

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)

BetaBuilders U.S. Mid Cap Equity ETF	0.07%
BetaBuilders U.S. Small Cap Equity ETF	0.09
Emerging Markets Equity ETF	0.44
International Equity ETF	0.37
U.S. Equity ETF	0.18
U.S. Mid Cap Equity ETF	0.24
U.S. Small Cap Equity ETF	0.29
U.S. Momentum Factor ETF	0.12
U.S. Quality Factor ETF	0.12
U.S. Value Factor ETF	0.12
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

186	J.P. Morgan Exchange-Traded Funds	October 31, 2025

4. Investment Transactions
During the year ended October 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
BetaBuilders Canada ETF	$161,578,437	$147,545,697
BetaBuilders Developed Asia Pacific ex-Japan ETF	249,969,418	205,142,923
BetaBuilders Emerging Markets Equity ETF	350,174,994	351,471,169
BetaBuilders Europe ETF	240,181,582	243,410,060
BetaBuilders International Equity ETF	251,349,503	253,421,842
BetaBuilders Japan ETF	594,650,508	625,999,076
BetaBuilders U.S. Equity ETF	128,403,852	122,528,480
BetaBuilders U.S. Mid Cap Equity ETF	352,588,615	355,805,500
BetaBuilders U.S. Small Cap Equity ETF	131,014,986	131,563,118
Emerging Markets Equity ETF	98,701,472	99,067,437
International Equity ETF	83,581,899	89,363,208
U.S. Equity ETF	101,927,980	101,893,216
U.S. Mid Cap Equity ETF	93,978,518	95,933,977
U.S. Small Cap Equity ETF	135,040,552	135,461,581
U.S. Momentum Factor ETF	556,095,909	572,484,514
U.S. Quality Factor ETF	1,178,046,792	1,205,227,385
U.S. Value Factor ETF	158,418,617	161,835,863
During the year ended October 31, 2025, there were no purchases or sales of U.S. Government securities.
For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders Canada ETF	$735,883,067	$726,229,173
BetaBuilders Developed Asia Pacific ex-Japan ETF	306,215,697	43,742,495
BetaBuilders Emerging Markets Equity ETF	35,655,182	107,775,502
BetaBuilders Europe ETF	4,296,281,230	3,436,842,171
BetaBuilders International Equity ETF	683,797,517	535,809,502
BetaBuilders Japan ETF	1,803,973,905	1,616,182,179
BetaBuilders U.S. Equity ETF	1,427,302,219	194,763,986
BetaBuilders U.S. Mid Cap Equity ETF	685,967,908	661,332,011
BetaBuilders U.S. Small Cap Equity ETF	170,779,241	165,624,700
Emerging Markets Equity ETF	3,271,644	4,158,029
International Equity ETF	—	29,971,539
U.S. Equity ETF	23,614,260	82,908,672
U.S. Mid Cap Equity ETF	91,383,899	135,127,593
U.S. Small Cap Equity ETF	92,075,412	107,195,410
U.S. Momentum Factor ETF	981,554,206	676,341,799
U.S. Quality Factor ETF	3,740,177,775	2,006,307,873
U.S. Value Factor ETF	65,732,831	226,738,434
During the year ended October 31, 2025, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	187

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$6,202,969,860	$3,037,602,617	$59,695,296	$2,977,907,321
BetaBuilders Developed Asia Pacific ex-Japan ETF	4,937,048,402	915,956,454	391,404,889	524,551,565
BetaBuilders Emerging Markets Equity ETF	551,848,854	214,480,288	19,021,490	195,458,798
BetaBuilders Europe ETF	7,846,935,840	862,344,176	432,906,057	429,438,119
BetaBuilders International Equity ETF	4,661,086,554	1,510,423,726	274,262,777	1,236,160,949
BetaBuilders Japan ETF	12,219,500,934	3,427,229,106	1,073,307,337	2,353,921,769
BetaBuilders U.S. Equity ETF	4,484,389,541	1,863,314,342	153,099,939	1,710,214,403
BetaBuilders U.S. Mid Cap Equity ETF	1,767,542,628	400,389,853	117,693,294	282,696,559
BetaBuilders U.S. Small Cap Equity ETF	529,103,396	134,890,458	49,359,292	85,531,166
Emerging Markets Equity ETF	307,401,361	73,673,808	22,834,956	50,838,852
International Equity ETF	313,705,030	80,160,701	27,015,636	53,145,065
U.S. Equity ETF	322,707,479	85,871,466	22,697,551	63,173,915
U.S. Mid Cap Equity ETF	340,145,975	54,735,004	26,520,515	28,214,489
U.S. Small Cap Equity ETF	481,397,065	85,149,771	46,896,127	38,253,644
U.S. Momentum Factor ETF	1,473,531,981	279,538,255	28,069,166	251,469,089
U.S. Quality Factor ETF	6,756,661,025	952,291,328	256,143,723	696,147,605
U.S. Value Factor ETF	506,634,700	101,429,511	51,897,072	49,532,439
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments, certain derivatives and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
BetaBuilders Canada ETF	$170,592,188	$170,592,188
BetaBuilders Developed Asia Pacific ex-Japan ETF	192,013,206	192,013,206
BetaBuilders Emerging Markets Equity ETF	25,909,884	25,909,884
BetaBuilders Europe ETF	157,548,374	157,548,374
BetaBuilders International Equity ETF	168,145,950	168,145,950
BetaBuilders Japan ETF	307,085,705	307,085,705
BetaBuilders U.S. Equity ETF	57,522,854	57,522,854
BetaBuilders U.S. Mid Cap Equity ETF	26,113,324	26,113,324
BetaBuilders U.S. Small Cap Equity ETF	6,710,455	6,710,455
Emerging Markets Equity ETF	16,814,520	16,814,520
International Equity ETF	14,109,596	14,109,596
U.S. Equity ETF	9,344,708	9,344,708
U.S. Mid Cap Equity ETF	7,853,116	7,853,116
U.S. Small Cap Equity ETF	8,314,796	8,314,796
U.S. Momentum Factor ETF	13,660,021	13,660,021
U.S. Quality Factor ETF	75,619,235	75,619,235
U.S. Value Factor ETF	13,773,646	13,773,646

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

188	J.P. Morgan Exchange-Traded Funds	October 31, 2025

The tax character of distributions paid during the year ended October 31, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
BetaBuilders Canada ETF	$173,065,727	$173,065,727
BetaBuilders Developed Asia Pacific ex-Japan ETF	205,686,432	205,686,432
BetaBuilders Emerging Markets Equity ETF	15,449,955	15,449,955
BetaBuilders Europe ETF	226,908,416	226,908,416
BetaBuilders International Equity ETF	137,365,224	137,365,224
BetaBuilders Japan ETF	294,824,859	294,824,859
BetaBuilders U.S. Equity ETF	43,394,093	43,394,093
BetaBuilders U.S. Mid Cap Equity ETF	21,955,852	21,955,852
BetaBuilders U.S. Small Cap Equity ETF	9,286,017	9,286,017
Emerging Markets Equity ETF	14,003,945	14,003,945
International Equity ETF	17,692,014	17,692,014
U.S. Equity ETF	9,649,355	9,649,355
U.S. Mid Cap Equity ETF	7,087,097	7,087,097
U.S. Small Cap Equity ETF	8,638,889	8,638,889
U.S. Momentum Factor ETF	6,298,065	6,298,065
U.S. Quality Factor ETF	53,090,759	53,090,759
U.S. Value Factor ETF	18,627,808	18,627,808

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of October 31, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$30,274,700	$(250,098,058)	$2,978,651,315
BetaBuilders Developed Asia Pacific ex-Japan ETF	22,128,784	(380,745,165)	524,598,175
BetaBuilders Emerging Markets Equity ETF	25,395,431	—	190,434,020
BetaBuilders Europe ETF	37,218,513	(484,470,167)	431,071,075
BetaBuilders International Equity ETF	97,868,847	(165,799,102)	1,236,174,316
BetaBuilders Japan ETF	741,474,544	(665,447,971)	2,348,674,234
BetaBuilders U.S. Equity ETF	6,869,175	(74,741,401)	1,710,214,403
BetaBuilders U.S. Mid Cap Equity ETF	3,721,082	(450,504,749)	282,696,559
BetaBuilders U.S. Small Cap Equity ETF	953,395	(216,832,385)	85,531,166
Emerging Markets Equity ETF	4,254,038	(34,185,880)	49,637,300
International Equity ETF	7,192,023	(164,012,198)	53,129,986
U.S. Equity ETF	1,193,433	(42,896,468)	63,173,915
U.S. Mid Cap Equity ETF	1,021,046	(38,117,143)	28,214,489
U.S. Small Cap Equity ETF	1,241,709	(58,862,391)	38,253,644
U.S. Momentum Factor ETF	1,556,450	(134,113,636)	251,469,089
U.S. Quality Factor ETF	13,234,783	(230,036,794)	696,147,605
U.S. Value Factor ETF	1,463,728	(73,504,100)	49,532,439

The cumulative timing differences primarily consist of tax adjustments on certain investments, certain derivatives and wash sale loss deferrals.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	189

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
As of October 31, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders Canada ETF	$52,774,347	$197,323,711
BetaBuilders Developed Asia Pacific ex-Japan ETF	96,642,307	284,102,858
BetaBuilders Europe ETF	124,319,178	360,150,989
BetaBuilders International Equity ETF	30,244,570	135,554,532
BetaBuilders Japan ETF	94,834,352	570,613,619
BetaBuilders U.S. Equity ETF	34,326,080	40,415,321
BetaBuilders U.S. Mid Cap Equity ETF	180,686,035	269,818,714
BetaBuilders U.S. Small Cap Equity ETF	79,513,222	137,319,163
Emerging Markets Equity ETF	28,439,305	5,746,575
International Equity ETF	51,468,276	112,543,922
U.S. Equity ETF	32,485,729	10,410,739
U.S. Mid Cap Equity ETF	18,268,250	19,848,893
U.S. Small Cap Equity ETF	29,721,035	29,141,356
U.S. Momentum Factor ETF	106,260,011	27,853,625
U.S. Quality Factor ETF	144,820,037	85,216,757
U.S. Value Factor ETF	41,494,283	32,009,817
As of October 31, 2025, the following Funds utilized net capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
BetaBuilders Canada ETF	$4,396,071	$—
BetaBuilders Emerging Markets Equity ETF	136,784	2,166,939
BetaBuilders Europe ETF	8,040,253	—
BetaBuilders International Equity ETF	151,628	—
Emerging Markets Equity ETF	—	3,511,970
International Equity ETF	952,989	1,635,466
U.S. Equity ETF	604,620	9,301,545
U.S. Mid Cap Equity ETF	4,092,011	—
U.S. Value Factor ETF	8,360,490	5,451,695
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, BetaBuilders U.S. Small Cap Equity ETF and International Equity ETF, and plus at least 110% for Emerging Markets Equity ETF of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

190	J.P. Morgan Exchange-Traded Funds	October 31, 2025

7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at October 31, 2025. Average borrowings from the Facility during the year ended October 31, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
BetaBuilders Developed Asia Pacific ex-Japan ETF	$6,310,098	5.10%	1	$894
BetaBuilders Emerging Markets Equity ETF	9,515,864	5.10	1	1,348
BetaBuilders Japan ETF	3,189,581	5.31	3	1,411
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of October 31, 2025, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
BetaBuilders Emerging Markets Equity ETF	— %	92.6%
BetaBuilders International Equity ETF	—	63.8
BetaBuilders U.S. Mid Cap Equity ETF	48.9	44.1
BetaBuilders U.S. Small Cap Equity ETF	—	74.6
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	191

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
As of October 31, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	Emerging Markets Equity ETF	International Equity ETF
Australia	— %	62.8%	— %	— %	— %	— %	— %	10.2%
Brazil	—	—	—	—	—	—	11.4	—
Canada	94.8	—	—	—	—	—	—	—
China	—	—	28.3	—	—	—	20.6	—
France	—	—	—	13.8	—	—	—	—
Germany	—	—	—	14.1	—	—	—	—
Hong Kong	—	16.0	—	—	—	—	—	—
India	—	—	16.6	—	—	—	—	—
Japan	—	—	—	—	24.6	100.0	—	26.5
Singapore	—	13.0	—	—	—	—	—	—
South Korea	—	—	12.4	—	—	—	—	—
Taiwan	—	—	20.0	—	—	—	10.4	—
United Kingdom	—	—	—	18.3	11.8	—	—	17.6
As of October 31, 2025, a significant portion of the investments of the BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Diversified Return Emerging Markets Equity ETF invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political

192	J.P. Morgan Exchange-Traded Funds	October 31, 2025

uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	193

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan BetaBuilders Canada ETF, JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF, JPMorgan BetaBuilders Emerging Markets Equity ETF, JPMorgan BetaBuilders Europe ETF, JPMorgan BetaBuilders International Equity ETF, JPMorgan BetaBuilders Japan ETF, JPMorgan BetaBuilders U.S. Equity ETF, JPMorgan BetaBuilders U.S. Mid Cap Equity ETF, JPMorgan BetaBuilders U.S. Small Cap Equity ETF, JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return International Equity ETF, JPMorgan Diversified Return U.S. Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JPMorgan Diversified Return U.S. Small Cap Equity ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S. Quality Factor ETF and JPMorgan U.S. Value Factor ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan BetaBuilders Canada ETF, JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF, JPMorgan BetaBuilders Emerging Markets Equity ETF, JPMorgan BetaBuilders Europe ETF, JPMorgan BetaBuilders International Equity ETF, JPMorgan BetaBuilders Japan ETF, JPMorgan BetaBuilders U.S. Equity ETF, JPMorgan BetaBuilders U.S. Mid Cap Equity ETF, JPMorgan BetaBuilders U.S. Small Cap Equity ETF, JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return International Equity ETF, JPMorgan Diversified Return U.S. Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JPMorgan Diversified Return U.S. Small Cap Equity ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S. Quality Factor ETF and JPMorgan U.S. Value Factor ETF (seventeen of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

194	J.P. Morgan Exchange-Traded Funds	October 31, 2025

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2025:
Dividends Received Deduction
JPMorgan BetaBuilders U.S. Equity ETF	92.17%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	71.98
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	70.27
JPMorgan Diversified Return U.S. Equity ETF	86.04
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	83.17
JPMorgan Diversified Return U.S. Small Cap Equity ETF	74.71
JPMorgan U.S. Momentum Factor ETF	100.00
JPMorgan U.S. Quality Factor ETF	98.41
JPMorgan U.S. Value Factor ETF	86.09
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended October 31, 2025:
Long-Term Capital Gain Distribution
JPMorgan BetaBuilders Emerging Markets Equity ETF	$1,508,936
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions and foreign tax credits (if applicable) treated as qualified dividends for the fiscal year ended October 31, 2025:
Qualified Dividend Income
JPMorgan BetaBuilders Canada ETF	$77,854,897
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	121,731,022
JPMorgan BetaBuilders Emerging Markets Equity ETF	11,410,753
JPMorgan BetaBuilders Europe ETF	131,174,457
JPMorgan BetaBuilders International Equity ETF	146,804,225
JPMorgan BetaBuilders Japan ETF	277,544,782
JPMorgan BetaBuilders U.S. Equity ETF	54,989,576
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	19,142,288
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	4,825,971
JPMorgan Diversified Return Emerging Markets Equity ETF	7,844,731
JPMorgan Diversified Return International Equity ETF	9,958,724
JPMorgan Diversified Return U.S. Equity ETF	8,317,436
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	6,848,724
JPMorgan Diversified Return U.S. Small Cap Equity ETF	6,430,968
JPMorgan U.S. Momentum Factor ETF	13,660,021
JPMorgan U.S. Quality Factor ETF	75,619,235
JPMorgan U.S. Value Factor ETF	12,363,354
Section 199A Income
The following Funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended October 31, 2025.
Qualified Business Income
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	$3,277,744
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	1,313,068
JPMorgan Diversified Return U.S. Equity ETF	1,027,272
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	1,004,392
JPMorgan Diversified Return U.S. Small Cap Equity ETF	1,449,203
JPMorgan U.S. Value Factor ETF	815,729

October 31, 2025	J.P. Morgan Exchange-Traded Funds	195

TAX LETTER
(Unaudited) (continued)
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2025, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan BetaBuilders Canada ETF	$216,587,002	$11,468,619
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	198,346,127	1,282,238
JPMorgan BetaBuilders Emerging Markets Equity ETF	26,349,572	3,301,071
JPMorgan BetaBuilders Europe ETF	149,616,982	13,369,639
JPMorgan BetaBuilders International Equity ETF	170,375,976	13,875,135
JPMorgan BetaBuilders Japan ETF	325,644,614	29,537,781
JPMorgan Diversified Return Emerging Markets Equity ETF	17,113,746	1,974,981
JPMorgan Diversified Return International Equity ETF	13,167,235	866,323

196	J.P. Morgan Exchange-Traded Funds	October 31, 2025

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. October 2025.
AN-ETF-1025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the management agreements for each Fund whose annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 14, 2025.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with represen tatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its

role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Funds’ distributor and principal underwriter, ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered that each Fund is a “passive” ETF whose objective is to closely correspond, before fees and expenses, to the performance of its benchmark index. The Trustees receive and consider information about each Fund’s performance throughout the year. The Trustees considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark index. The Trustees also discussed the performance and the investment strategy of each Fund with the Adviser. Based on these discussions and various other factors, the Trustee concluded each Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by each Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. This review included ranking of each Fund within an expense universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that the Peer Group and/or Universe quintile rankings were not calculated if the number of funds in the Peer Group and/or Universe did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan BetaBuilders Canada ETF’s net management fee and actual total expenses were both in the first quintile of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF’s net management fee and actual total expenses were both in the first quintile of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders Emerging Markets Equity ETF’s net management fee and actual total expenses were both in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders Europe ETF’s net management fee and actual total expenses were both in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders International Equity ETF’s net management fee and actual total expenses were both in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders Japan ETF’s net management fee was in the second quintile of both the Peer Group and Universe, and that the actual total expenses were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Equity ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF’s net management fee and actual total expenses were both in the third and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Small Cap Equity ETF’s net management fee was in the fourth and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the third and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Diversified Return Emerging Markets Equity ETF’s net management fee was in the third quintile of both the Peer Group and Universe, and that the actual total expenses were in the second and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Diversified Return International Equity ETF’s net management fee and actual total expenses were both in the fourth and fifth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Diversified Return U.S. Equity ETF’s net management fee and actual total expenses were both in the second and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Diversified Return U.S. Mid Cap Equity ETF’s net management fee and actual total expenses were both in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Diversified Return U.S. Small Cap Equity ETF’s net management fee and actual total expenses were both in the second and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan U.S. Momentum Factor ETF’s net management fee and actual total expenses were both in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan U.S. Quality Factor ETF’s net management fee and actual total expenses were both in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan U.S. Value Factor ETF’s net management fee was in the third and second quintiles of the Peer Group and Universe, respectively, and that the total actual expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
October 31, 2025
Fund	Ticker	Listing Exchange
JPMorgan International Hedged Equity Laddered Overlay ETF	HOLA	NYSE Arca, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Australia — 7.2%
ANZ Group Holdings Ltd.	45,813	1,097,300
BHP Group Ltd.	80,584	2,297,307
Brambles Ltd.	34,438	559,603
Commonwealth Bank of Australia	20,330	2,281,129
Glencore plc	30,855	147,813
Goodman Group, REIT	26,898	580,141
Insurance Australia Group Ltd.	135,217	695,129
Macquarie Group Ltd.	4,702	670,668
Medibank Pvt Ltd.	219,277	699,820
National Australia Bank Ltd.	44,646	1,272,861
Northern Star Resources Ltd.	14,795	238,567
QBE Insurance Group Ltd.	72,337	938,542
Rio Tinto Ltd.	25,534	2,217,024
Rio Tinto plc	12,179	877,984
Santos Ltd.	168,312	695,152
Telstra Group Ltd.	164,763	526,391
Transurban Group	69,863	661,022
Wesfarmers Ltd.	11,168	612,967
Westpac Banking Corp.	20,795	526,207
Woodside Energy Group Ltd.	19,368	313,867
Woolworths Group Ltd.	34,837	647,236
		18,556,730
Belgium — 0.7%
Anheuser-Busch InBev SA (a)	10,341	630,566
KBC Group NV (a)	10,001	1,203,215
		1,833,781
China — 0.6%
BOC Hong Kong Holdings Ltd.	54,000	265,341
Prosus NV *	19,164	1,324,586
		1,589,927
Denmark — 2.4%
Carlsberg A/S, Class B (a)	9,219	1,083,966
Danske Bank A/S (a)	37,515	1,676,667
Novo Nordisk A/S, Class B (a)	48,569	2,391,135
Novonesis Novozymes B (a)	16,713	998,762
		6,150,530
Finland — 0.5%
Nokia OYJ (a)	43,329	295,560
Nordea Bank Abp (a)	51,969	888,029
		1,183,589
France — 11.0%
Air Liquide SA (a)	14,996	2,902,310
INVESTMENTS	SHARES	VALUE($)

France — continued
Airbus SE (a)	6,375	1,571,891
AXA SA	6,951	301,593
BNP Paribas SA (a)	19,047	1,475,343
Capgemini SE (a)	9,489	1,459,839
Cie Generale des Etablissements Michelin SCA	24,696	788,924
Engie SA	109,953	2,574,325
EssilorLuxottica SA	3,904	1,429,718
Hermes International SCA	144	356,322
Legrand SA	10,264	1,772,467
L'Oreal SA (a)	1,734	723,618
LVMH Moet Hennessy Louis Vuitton SE (a)	3,221	2,276,678
Orange SA	77,422	1,238,471
Pernod Ricard SA (a)	9,480	928,477
Safran SA (a)	10,015	3,558,515
Societe Generale SA (a)	34,684	2,199,682
TotalEnergies SE (a)	20,175	1,259,627
Vinci SA (a)	11,227	1,501,233
		28,319,033
Germany — 11.1%
adidas AG (a)	2,819	533,023
Allianz SE (Registered) (a)	8,810	3,540,227
BASF SE	2,216	109,342
Bayer AG (Registered) (a)	22,789	708,840
Daimler Truck Holding AG	5,810	232,880
Deutsche Boerse AG	1,217	308,193
Deutsche Post AG (a)	25,473	1,170,392
Deutsche Telekom AG (Registered) (a)	67,945	2,104,609
E.ON SE (a)	78,859	1,467,281
Heidelberg Materials AG (a)	1,183	277,536
Infineon Technologies AG (a)	44,825	1,779,234
Mercedes-Benz Group AG	7,598	492,993
MTU Aero Engines AG (a)	3,525	1,540,515
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	4,361	2,698,124
Rheinmetall AG (a)	581	1,142,121
RWE AG (a)	24,829	1,222,345
SAP SE (a)	13,043	3,392,126
Siemens AG (Registered) (a)	15,791	4,475,127
Siemens Energy AG *	6,816	849,174
Siemens Healthineers AG (b)	3,644	204,246
Zalando SE * (a) (b)	15,865	444,578
		28,692,906
Hong Kong — 1.8%
AIA Group Ltd.	195,200	1,899,440
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
CK Asset Holdings Ltd.	38,500	190,469
Hong Kong Exchanges & Clearing Ltd.	18,600	1,013,754
Link, REIT	40,900	212,992
Prudential plc	29,083	404,489
Sun Hung Kai Properties Ltd.	40,000	486,751
Techtronic Industries Co. Ltd.	26,500	309,096
		4,516,991
Ireland — 0.4%
AIB Group plc	40,463	372,920
Kingspan Group plc	10,026	750,730
		1,123,650
Italy — 2.6%
Enel SpA (a)	42,510	430,021
Ferrari NV	979	392,051
FinecoBank Banca Fineco SpA (a)	16,187	370,361
Prysmian SpA	18,940	1,974,755
Ryanair Holdings plc	12,129	367,213
UniCredit SpA	42,514	3,148,021
		6,682,422
Japan — 22.8%
Advantest Corp.	9,700	1,452,535
Ajinomoto Co., Inc.	50,900	1,443,642
Asahi Group Holdings Ltd.	21,600	232,887
Asahi Kasei Corp.	66,200	507,232
Asics Corp.	9,100	231,724
Bridgestone Corp.	20,200	881,834
Daiichi Sankyo Co. Ltd.	64,400	1,538,395
Daikin Industries Ltd.	7,700	894,586
Denso Corp.	61,200	855,073
Disco Corp.	2,400	797,000
East Japan Railway Co.	35,500	867,088
Fast Retailing Co. Ltd.	3,500	1,284,920
Fuji Electric Co. Ltd.	12,000	857,056
Fujitsu Ltd.	20,600	536,845
Hitachi Ltd.	92,600	3,163,122
Honda Motor Co. Ltd.	30,600	309,282
Hoya Corp.	11,200	1,819,240
IHI Corp.	24,600	509,321
ITOCHU Corp.	34,300	1,986,769
Japan Exchange Group, Inc.	37,200	414,823
Japan Post Bank Co. Ltd.	37,000	414,588
Kajima Corp.	13,800	444,881
Kao Corp.	18,500	782,913
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Keyence Corp.	3,800	1,410,312
Kobe Bussan Co. Ltd.	17,200	399,111
Kubota Corp.	22,200	287,427
Mitsubishi Corp.	23,300	559,495
Mitsubishi Heavy Industries Ltd.	19,400	585,680
Mitsubishi UFJ Financial Group, Inc.	79,800	1,205,401
Mitsui & Co. Ltd.	69,400	1,706,659
Mitsui Fudosan Co. Ltd.	98,300	1,023,539
Murata Manufacturing Co. Ltd.	18,300	394,565
Nintendo Co. Ltd.	7,800	665,261
Nomura Research Institute Ltd.	19,600	756,817
NTT, Inc.	1,148,800	1,182,407
Obayashi Corp.	23,100	390,793
Obic Co. Ltd.	17,100	530,461
ORIX Corp.	41,700	1,020,067
Otsuka Corp.	10,600	209,563
Pan Pacific International Holdings Corp.	147,500	877,420
Panasonic Holdings Corp.	31,800	369,492
Recruit Holdings Co. Ltd.	19,000	942,172
Renesas Electronics Corp.	52,800	652,057
Resona Holdings, Inc.	97,200	937,113
Sanrio Co. Ltd.	5,100	236,020
Shimano, Inc.	2,200	230,485
Shin-Etsu Chemical Co. Ltd.	46,700	1,403,753
Shionogi & Co. Ltd.	29,700	498,146
SoftBank Group Corp.	7,000	1,228,281
Sony Financial Group, Inc. *	108,200	109,106
Sony Group Corp.	108,200	3,013,325
Sumitomo Mitsui Financial Group, Inc.	90,400	2,447,472
Sumitomo Realty & Development Co. Ltd.	16,600	708,770
Suzuki Motor Corp.	107,700	1,607,839
T&D Holdings, Inc.	49,200	1,056,596
Takeda Pharmaceutical Co. Ltd.	35,800	966,153
Terumo Corp.	60,100	970,070
Tokio Marine Holdings, Inc.	50,900	1,898,224
Tokyo Electron Ltd.	9,500	2,094,468
Toyota Motor Corp.	102,300	2,085,604
		58,885,880
Macau — 0.1%
Sands China Ltd.	94,400	246,031
Netherlands — 4.8%
Adyen NV * (a) (b)	411	704,242
Argenx SE *	788	644,952
ASML Holding NV (a)	6,646	7,026,881
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	October 31, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Heineken NV (a)	12,940	1,001,974
Koninklijke Ahold Delhaize NV (a)	15,135	619,485
Koninklijke KPN NV (a)	230,890	1,068,435
NN Group NV (a)	13,883	950,081
Wolters Kluwer NV	2,670	327,303
		12,343,353
New Zealand — 0.1%
Xero Ltd. *	1,862	176,155
Norway — 0.1%
Equinor ASA	14,804	354,575
Singapore — 1.5%
DBS Group Holdings Ltd.	44,120	1,826,680
Oversea-Chinese Banking Corp. Ltd.	26,500	346,657
Sea Ltd., ADR *	7,064	1,103,750
United Overseas Bank Ltd.	20,100	534,609
		3,811,696
Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA (a)	55,800	1,124,152
Banco Santander SA (a)	380,060	3,872,884
Iberdrola SA (a)	56,705	1,149,197
Industria de Diseno Textil SA (a)	14,438	797,272
		6,943,505
Sweden — 2.3%
Assa Abloy AB, Class B	18,291	689,288
Atlas Copco AB, Class A (a)	158,003	2,647,509
Swedbank AB, Class A	17,733	538,388
Volvo AB, Class B (a)	78,202	2,142,348
		6,017,533
Switzerland — 3.3%
ABB Ltd. (Registered)	4,429	329,285
Cie Financiere Richemont SA (Registered) (a)	12,042	2,381,976
Givaudan SA (Registered) (a)	74	303,152
Lonza Group AG (Registered) (a)	3,013	2,080,573
Sandoz Group AG (a)	6,674	445,001
SGS SA (Registered)	3,746	422,436
UBS Group AG (Registered) (a)	37,893	1,449,988
Zurich Insurance Group AG (a)	1,620	1,126,664
		8,539,075
United Kingdom — 14.4%
3i Group plc (a)	41,761	2,416,735
AstraZeneca plc (a)	31,352	5,171,470
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
BAE Systems plc	51,623	1,271,655
Barclays plc (a)	549,098	2,945,155
British American Tobacco plc	23,209	1,188,662
Compass Group plc	27,301	903,659
Diageo plc	21,079	484,854
HSBC Holdings plc	218,734	3,062,156
InterContinental Hotels Group plc	7,893	952,111
Lloyds Banking Group plc	487,543	571,639
London Stock Exchange Group plc (a)	14,572	1,816,055
National Grid plc (a)	130,186	1,952,023
NatWest Group plc (a)	273,137	2,102,750
Next plc (a)	3,311	622,105
Reckitt Benckiser Group plc	13,822	1,057,232
RELX plc (a)	59,517	2,630,437
Rolls-Royce Holdings plc	74,561	1,147,405
Sage Group plc (The) (a)	71,926	1,087,189
SSE plc (a)	83,390	2,100,828
Standard Chartered plc	19,061	391,270
Tesco plc	259,789	1,567,742
Unilever plc	28,350	1,716,776
		37,159,908
United States — 9.2%
BP plc	161,090	943,796
CSL Ltd.	5,681	662,043
Ferrovial SE (a)	19,429	1,192,248
GSK plc	42,078	985,191
Haleon plc	128,737	598,657
Nestle SA (Registered) (a)	38,792	3,706,516
Novartis AG (Registered) (a)	22,705	2,810,009
Roche Holding AG (a)	8,772	2,841,430
Sanofi SA (a)	25,559	2,585,621
Schneider Electric SE (a)	6,216	1,771,125
Shell plc	130,223	4,881,985
Spotify Technology SA * (a)	1,167	764,758
		23,743,379
Total Common Stocks (Cost $185,261,371)		256,870,649
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — 0.7%
Put Options Purchased — 0.7%
United States — 0.7%
iShares MSCI EAFE ETF
11/28/2025 at USD 87.00, American Style
Notional Amount: USD 85,891,410
Counterparty: Exchange-Traded *	9,090	127,260
iShares MSCI EAFE ETF
12/31/2025 at USD 88.00, American Style
Notional Amount: USD 85,891,410
Counterparty: Exchange-Traded *	9,090	609,030
iShares MSCI EAFE ETF
1/30/2026 at USD 89.00, American Style
Notional Amount: USD 85,041,000
Counterparty: Exchange-Traded *	9,000	1,039,500
Total Options Purchased (Cost $3,020,059)		1,775,790
	SHARES
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (c) (d) (Cost $ 1,485,008)	1,484,347	1,484,941
Total Investments — 100.9% (Cost $189,766,438)		260,131,380
Liabilities in Excess of Other Assets — (0.9)%		(2,196,407)
NET ASSETS — 100.0%		257,934,973

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $98,795,033.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY AS OF October 31, 2025	PERCENT OF TOTAL INVESTMENTS
Banks	15.0%
Pharmaceuticals	8.3
Insurance	6.2
Semiconductors & Semiconductor Equipment	5.3
Aerospace & Defense	3.9
Oil, Gas & Consumable Fuels	3.2
Capital Markets	3.1
Industrial Conglomerates	2.9
Electrical Equipment	2.9
Machinery	2.6
Chemicals	2.4
Diversified Telecommunication Services	2.4
Multi-Utilities	2.3
Textiles, Apparel & Luxury Goods	2.2
Metals & Mining	2.2
Food Products	2.0
Automobiles	1.9
Software	1.8
Broadline Retail	1.7
Health Care Equipment & Supplies	1.7
Beverages	1.7
Professional Services	1.7
Trading Companies & Distributors	1.6
Electric Utilities	1.4
Construction & Engineering	1.4
IT Services	1.3
Household Durables	1.3
Consumer Staples Distribution & Retail	1.2
Personal Care Products	1.2
Specialty Retail	1.1
Automobile Components	1.0
Others (each less than 1.0%)	10.5
Short-Term Investments	0.6
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Written Call Options Contracts as of October 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
iShares MSCI EAFE ETF	Exchange-Traded	9,090	USD 85,891,410	USD 96.00	11/28/2025	(736,290)
iShares MSCI EAFE ETF	Exchange-Traded	9,090	USD 85,891,410	USD 97.00	12/31/2025	(745,380)
iShares MSCI EAFE ETF	Exchange-Traded	9,000	USD 85,041,000	USD 99.00	1/30/2026	(648,000)
						(2,129,670)
Written Put Options Contracts as of October 31, 2025
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
iShares MSCI EAFE ETF	Exchange-Traded	9,090	USD 85,891,410	USD 73.00	11/28/2025	(18,180)
iShares MSCI EAFE ETF	Exchange-Traded	9,090	USD 85,891,410	USD 74.00	12/31/2025	(109,080)
iShares MSCI EAFE ETF	Exchange-Traded	9,000	USD 85,041,000	USD 75.00	1/30/2026	(211,500)
						(338,760)
Total Written Options Contracts (Premiums Received $2,806,837)						(2,468,430)

Abbreviations
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	5

STATEMENT OF ASSETS AND LIABILITIES
AS OF October 31, 2025

JPMorgan International Hedged Equity Laddered Overlay ETF
ASSETS:
Investments in non-affiliates, at value	$256,870,649
Investments in affiliates, at value	1,484,941
Options purchased, at value	1,775,790
Cash	61,203
Segregated cash balance with Authorized Participant for deposit securities	4,045
Receivables:
Investment securities sold	1,652,569
Dividends from non-affiliates	569,187
Dividends from affiliates	516
Tax reclaims	736,250
Total Assets	263,155,150
LIABILITIES:
Payables:
Investment securities purchased	2,567,399
Collateral upon return of deposit securities	4,045
Options written, at value	2,468,430
Accrued liabilities:
Investment advisory fees	34,314
Administration fees	15,832
Printing and mailing costs	12,351
Custodian and accounting fees	3,164
Other	114,642
Total Liabilities	5,220,177
Net Assets	$257,934,973
NET ASSETS:
Paid-in-Capital	$222,817,789
Total distributable earnings (loss)	35,117,184
Total Net Assets	$257,934,973
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001) (a)	4,948,398
Net asset value, per share	$52.12
Cost of investments in non-affiliates	$185,261,371
Cost of investments in affiliates	1,485,008
Cost of options purchased	3,020,059
Premiums received from options written	2,806,837

(a)
JPMorgan International Hedged Equity Laddered Overlay ETF acquired all of the assets and liabilities of the JPMorgan International Hedged Equity Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by JPMorgan International Hedged Equity Laddered Overlay ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class I Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	October 31, 2025

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025

JPMorgan International Hedged Equity Laddered Overlay ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$13,306
Interest income from affiliates	7,051
Dividend income from non-affiliates	6,314,559
Dividend income from affiliates	158,230
Foreign taxes withheld (net)	(565,881)
Total investment income	5,927,265
EXPENSES:
Investment advisory fees	521,747
Administration fees	156,594
Distribution fees	17,839
Service fees	312,621
Custodian and accounting fees	112,849
Interest expense to affiliates	3,302
Professional fees	122,615
Trustees’ and Chief Compliance Officer’s fees	25,461
Printing and mailing costs	42,956
Registration and filing fees	72,947
Transfer agency fees	2,699
Other	30,209
Total expenses	1,421,839
Less fees waived	(228,638)
Less expense reimbursements	(24,719)
Net expenses	1,168,482
Net investment income (loss)	4,758,783

(a)
JPMorgan International Hedged Equity Laddered Overlay ETF acquired all of the assets and liabilities of the JPMorgan International Hedged Equity Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by JPMorgan International Hedged Equity Laddered Overlay ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class I Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	7

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025 (continued)
JPMorgan International Hedged Equity Laddered Overlay ETF (a)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$3,095,650
Investments in affiliates	(80)
In-kind redemptions of investments in non-affiliates (See Note 4)	2,311,684
Options purchased	(3,993,216)
Futures contracts	788,685
Foreign currency transactions	(12,121)
Options written	(4,181,440)
Net realized gain (loss)	(1,990,838)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	32,907,292
Investments in affiliates	(869)
Options purchased	(2,873,459)
Futures contracts	73,321
Foreign currency translations	45,194
Options written	(1,400,978)
Change in net unrealized appreciation/depreciation	28,750,501
Net realized/unrealized gains (losses)	26,759,663
Change in net assets resulting from operations	$31,518,446

(a)
JPMorgan International Hedged Equity Laddered Overlay ETF acquired all of the assets and liabilities of the JPMorgan International Hedged Equity Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by JPMorgan International Hedged Equity Laddered Overlay ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class I Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	October 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan International Hedged Equity Laddered Overlay ETF (a)
	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,758,783	$3,881,744
Net realized gain (loss)	(1,990,838)	(4,973,195)
Change in net unrealized appreciation/depreciation	28,750,501	22,182,905
Change in net assets resulting from operations	31,518,446	21,091,454
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,988,756)	(4,243,332)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	48,373,999	21,354,883
NET ASSETS:
Change in net assets	74,903,689	38,203,005
Beginning of period	183,031,284	144,828,279
End of period	$257,934,973	$183,031,284

(a)
JPMorgan International Hedged Equity Laddered Overlay ETF acquired all of the assets and liabilities of the JPMorgan International Hedged Equity Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by JPMorgan International Hedged Equity Laddered Overlay ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class I Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan International Hedged Equity Laddered Overlay ETF (a)
	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$92,655,307	$64,054,518
Distributions reinvested	3,672,531	3,287,378
Cost of shares redeemed	(45,951,002)	(56,267,550)
Change in net assets resulting from capital transactions	50,376,836	11,074,346
Class A
Proceeds from shares issued	2,220,361	768,680
Distributions reinvested	233,668	225,692
Cost of shares redeemed	(2,280,079)	(2,130,287)
Change in net assets resulting from Class A capital transactions	173,950	(1,135,915)
Class C
Proceeds from shares issued	124,626	203,121
Distributions reinvested	6,535	6,111
Cost of shares redeemed	(102,836)	(134,552)
Change in net assets resulting from Class C capital transactions	28,325	74,680
Class R5 (c)
Distributions reinvested	—	362
Cost of shares redeemed	(25,068)	—
Change in net assets resulting from Class R5 capital transactions	(25,068)	362
Class R6
Proceeds from shares issued	1,599,131	13,082,165
Distributions reinvested	397,888	49,011
Cost of shares redeemed	(4,177,063)	(1,789,766)
Change in net assets resulting from Class R6 capital transactions	(2,180,044)	11,341,410
Total change in net assets resulting from capital transactions	$48,373,999	$21,354,883

(a)
JPMorgan International Hedged Equity Laddered Overlay ETF acquired all of the assets and liabilities of the JPMorgan International Hedged Equity Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by JPMorgan International Hedged Equity Laddered Overlay ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class I Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 11, 2025. See Note 1.
(c)
Liquidated on December 10, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	October 31, 2025

	JPMorgan International Hedged Equity Laddered Overlay ETF (a)
	Year Ended October 31, 2025	Year Ended October 31, 2024
SHARE TRANSACTIONS: (b)
Issued	1,916,983	3,846,758
Reinvested	83,295	209,922
Redeemed	(975,177)	(3,447,277)
Change in Shares	1,025,101	609,403
Class A
Issued	46,492	46,781
Reinvested	5,296	14,514
Redeemed	(48,832)	(132,233)
Change in Class A Shares	2,956	(70,938)
Class C
Issued	2,682	12,237
Reinvested	148	392
Redeemed	(2,286)	(8,078)
Change in Class C Shares	544	4,551
Class R5 (c)
Reinvested	—	42
Redeemed	(1,495)	—
Change in Class R5 Shares	(1,495)	42
Class R6
Issued	34,480	792,984
Reinvested	9,032	3,128
Redeemed	(87,054)	(105,983)
Change in Class R6 Shares	(43,542)	690,129

(a)
JPMorgan International Hedged Equity Laddered Overlay ETF acquired all of the assets and liabilities of the JPMorgan International Hedged Equity Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by JPMorgan International Hedged Equity Laddered Overlay ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class I Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 11, 2025. See Note 1.
(c)
Liquidated on December 10, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	11

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Hedged Equity Laddered Overlay ETF (f)
Year Ended October 31, 2025	$46.18	$1.09	$6.10	$7.19	$(1.25)
Year Ended October 31, 2024	41.24	1.04	5.08	6.12	(1.18)
Year Ended October 31, 2023	38.85	0.99	2.31	3.30	(0.91)
Year Ended October 31, 2022	46.18	0.91	(7.12)	(6.21)	(1.12)
Year Ended October 31, 2021	38.90	0.88	7.17	8.05	(0.77)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on July 11, 2025. See Note 1.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
JPMorgan International Hedged Equity Laddered Overlay ETF acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 11, 2025. Market price returns are calculated using the official closing price of the JPMorgan International Hedged Equity Laddered
Overlay ETF on the listing exchange as of the time that the JPMorgan International Hedged Equity Laddered Overlay ETF's net asset value ("NAV") is calculated.
Prior to the JPMorgan International Hedged Equity Laddered Overlay ETF's listing on July 14, 2025, the NAV performance of the Class I Shares of the Acquired
Fund are used as proxy market price returns.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
JPMorgan International Hedged Equity Laddered Overlay ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan International Hedged Equity
Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s
Class I Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s
Class I Shares for the period November 1, 2020 up through the reorganization.

(g)	Interest expense is 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	October 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total Return(c)	Market price total return(d)	Net assets, end of period	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$52.12	$52.38	16.08%	16.66%	$257,934,973	0.56%	2.25%	0.68%	31%
46.18	46.18	15.07	15.07	160,132,105	0.60	2.27	0.82	27
41.24	41.24	8.55	8.55	133,817,596	0.60 (g)	2.37	0.79	22
38.85	38.85	(13.68)	(13.68)	156,580,905	0.60	2.21	0.81	17
46.18	46.18	20.90	20.90	148,702,864	0.60	2.02	0.79	50
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan International Hedged Equity Laddered Overlay ETF (the "Fund") is a separate diversified series of the Trust covered in this report.
As of the close of business on July 11, 2025 (the "Closing Date"), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust (the “Board”), JPMorgan International Hedged Equity Fund (a mutual fund) (the “Acquired Fund” or “International Hedged Equity Fund”), a series of JPMorgan Trust IV, was reorganized (the "Reorganization") into the Fund, a newly created exchange-traded fund. Following the Reorganization, the Acquired Fund’s performance (Class I Shares) and financial history were adopted by the Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Fund and Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Fund and Acquired Fund related to the disposition and acquisition of assets as part of a Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Fund and the Acquired Fund. The management fee of the Fund is the same as the management fee of the Acquired Fund. The total annual fund operating expenses of the Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Fund for a term ending on July 31, 2028. The Reorganization did not result in the material change to the Acquired Fund's portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.
The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Acquired Fund did not affect the Fund’s portfolio turnover ratio for the year ended October 31, 2025.
The investment objective of the Fund is to seek to provide capital appreciation.
Shares of the Fund are listed and traded at market price on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the

14	J.P. Morgan Exchange-Traded Funds	October 31, 2025

performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$18,556,730	$—	$18,556,730
Belgium	—	1,833,781	—	1,833,781
China	—	1,589,927	—	1,589,927
Denmark	—	6,150,530	—	6,150,530
Finland	—	1,183,589	—	1,183,589
France	—	28,319,033	—	28,319,033
Germany	—	28,692,906	—	28,692,906
Hong Kong	—	4,516,991	—	4,516,991
Ireland	—	1,123,650	—	1,123,650
Italy	—	6,682,422	—	6,682,422
Japan	109,106	58,776,774	—	58,885,880
Macau	—	246,031	—	246,031
Netherlands	619,485	11,723,868	—	12,343,353
New Zealand	—	176,155	—	176,155
Norway	—	354,575	—	354,575
Singapore	1,103,750	2,707,946	—	3,811,696
Spain	—	6,943,505	—	6,943,505
Sweden	—	6,017,533	—	6,017,533

October 31, 2025	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Switzerland	$—	$8,539,075	$—	$8,539,075
United Kingdom	—	37,159,908	—	37,159,908
United States	764,758	22,978,621	—	23,743,379
Total Common Stocks	2,597,099	254,273,550	—	256,870,649
Options Purchased	1,775,790	—	—	1,775,790
Short-Term Investments
Investment Companies	1,484,941	—	—	1,484,941
Total Short-Term Investments	1,484,941	—	—	1,484,941
Total Investments in Securities	$5,857,830	$254,273,550	$—	$260,131,380
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(2,129,670)	$—	$—	$(2,129,670)
Put Options Written	(338,760)	—	—	(338,760)
Total Depreciation in Other Financial Instruments	$(2,468,430)	$—	$—	$(2,468,430)
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of October 31, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

16	J.P. Morgan Exchange-Traded Funds	October 31, 2025

The Fund did not lend out any securities during the year ended October 31, 2025.
D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended October 31, 2025*
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (a) (b)	$1,423,222	$61,042,148	$60,979,480	$(80)	$(869)	$1,484,941	1,484,347	$158,230	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period November 1, 2024 through July 11, 2025.

E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
F. Options— The Fund purchased put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statement of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statement of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Fund's options and futures contracts activity during the year ended October 31, 2025:

Futures Contracts:
Average Notional Balance Long	$2,550,228
Exchange-Traded Options:
Average Number of Contracts Purchased	8,705
Average Number of Contracts Written	(17,410)
Ending Number of Contracts Purchased	27,180
Ending Number of Contracts Written	(54,360)
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.

18	J.P. Morgan Exchange-Traded Funds	October 31, 2025

Transfer agency fees charged to the Acquired Fund were class-specific expenses. The amount of the transfer agency fees charged to each share class of the Acquired Fund for the period November 1, 2024 through Closing Date were as follows:
	Class A	Class C	Class I	Class R5	Class R6	Total
Transfer agency fees	$582	$285	$1,573	$3	$256	$2,699
J. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of October 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$1,992,769	$446,210	$(2,438,979)
The reclassifications for the Fund relate primarily to tax adjustments on certain investments and redemptions in-kind.
M. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
N. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.G.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended October 31, 2025, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.G.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees paid to the Administrator.
C. Distribution Fees— Up through the Closing Date, pursuant to a distribution agreement with JPMorgan Trust IV, JPMDS served as the Acquired Fund's principal underwriter and promoted and arranged for the sale of the Acquired Fund's shares.
Up through the Closing Date, the Acquired Fund's Board had adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Acquired Fund, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 Shares of the Acquired Fund did not charge a distribution fee. The Distribution Plan provided that the Acquired Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%

For the period November 1, 2024 through the Closing Date, JPMDS waived its distribution fee for the Acquired Fund.
In addition, up through the Closing Date, JPMDS was entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charge ("CDSC") from redemptions of Class C Shares and certain Class A Shares of the Acquired Fund for which front-end sales charges have been waived. For the period November 1, 2024 through Closing Date, JPMDS retained the following:
Front-End Sales Charge	CDSC
$489	$—
D. Service Fees— Up through the Closing Date, JPMorgan Trust IV, on behalf of the Acquired Fund, had entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provided certain support services to fund shareholders. For performing these services, JPMDS received a fee with respect to all share classes of the Acquired Fund, except Class R6 Shares which did not charge a service fee, that was accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R5
0.25%	0.25%	0.25%	0.10%

Prior to the Closing Date, JPMDS had entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invested in the Acquired Fund. Pursuant to such contracts, JPMDS paid all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.G.
E. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

20	J.P. Morgan Exchange-Traded Funds	October 31, 2025

F. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
G. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.50% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the year ended October 31, 2025, and the contractual expense limitation is in place until at least July 31, 2028.
Prior to the Closing Date, the Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Acquired Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Acquired Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R5	Class R6
0.85%	1.35%	0.60%	N/A %(1)	0.35

(1)	For the period November 1, 2024 to December 10, 2024, expense limitation agreement was 0.45%.
For the year ended October 31, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers					Voluntary Waivers
Management Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
$80,433	$42,632	$91,875	$214,940	$24,719	$9,567
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended October 31, 2025 was $4,131.
H. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
4. Investment Transactions
During the year ended October 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$92,906,986	$63,530,466
During the year ended October 31, 2025, there were no purchases or sales of U.S. Government securities.
For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$19,986,929	$4,916,918
During the year ended October 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$195,027,497	$67,552,239	$4,916,786	$62,635,453
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
Ordinary Income*	Total Distributions Paid
$4,988,756	$4,988,756

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$4,243,332	$4,243,332

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

22	J.P. Morgan Exchange-Traded Funds	October 31, 2025

As of October 31, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$7,084,913	$(34,612,093)	$62,678,210

The cumulative timing differences primarily consist of tax adjustments on certain investments and wash sale loss deferrals.
As of October 31, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$12,014,748	$22,597,345
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 110% for the Fund of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended October 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2025.
JPMorgan Trust IV, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Acquired Fund did not utilize the Credit Facility during the period November 1, 2024 through the Closing Date. The Fund is not part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of October 31, 2025, the Fund had non-U.S. country allocations representing greater than 10% of total investments as follows:
France	10.9%
Germany	11.0
Japan	22.6
United Kingdom	14.3
As of October 31, 2025, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
The Fund invests in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of

24	J.P. Morgan Exchange-Traded Funds	October 31, 2025

factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan International Hedged Equity Laddered Overlay ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan International Hedged Equity Laddered Overlay ETF (one of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

26	J.P. Morgan Exchange-Traded Funds	October 31, 2025

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Qualified Dividend Income (QDI)
The Fund had $5,554,329, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended October 31, 2025.
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2025, the Fund intends to elect to pass through to shareholders taxes paid to foreign countries. The Fund had $6,426,859 and $565,573 in gross income and foreign tax expenses or amounts as finally determined.

October 31, 2025	J.P. Morgan Exchange-Traded Funds	27

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. October 2025.
AN-CONV1-ETF-1025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Initial Investment Advisory Agreement
On February 11-13, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial investment advisory agreement (the “Advisory Agreement”) for the JPMorgan International Hedged Equity Laddered Overlay ETF (the “Fund”). The Advisory Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates. In connection with the approval of the Advisory Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. The Trustees noted that the Fund was anticipated to commence operations by acquiring the assets of a mutual fund for which the Adviser serves as investment adviser (the “Acquired Fund”). Before voting on the proposed Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Advisory Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Advisory Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Advisory Agreement was fair and reasonable and that initial approval of the Advisory Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Advisory Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy of the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex. The Trustees also considered the benefits to the Adviser and its affiliates from the conversion of a mutual fund to an ETF, for example, through the expansion of the Adviser’s ETF offerings.
The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”), an affiliate of the Adviser, roles as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.

Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allows the Fund’s shareholders to share potential economies of scale, and that the proposed fees are fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in its business in support of the Fund, including the Adviser’s and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale through the Fee Cap and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees considered the Adviser’s view that it manages one account (including the Acquired Fund) with a substantially similar investment strategy as that of the Fund. The Trustees concluded that the fees charged to the Fund in comparison to those charged to such other clients were reasonable. The Trustees also considered the benefits to the Acquired Fund shareholders from the fact that the total expense ratio of the Fund, after application of the Fee Cap, would be lower than those of the Acquired Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable. In addition, because the Fund was anticipated to commence operations by acquiring the assets of the Acquired Fund, and the Fund was to be the accounting survivor to the Acquired Fund, the Trustees were provided with performance information for the Acquired Fund.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected Fee Cap proposed for the Fund, and the net advisory fee rate and net expense ratio for the Fund, after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees noted that the Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also considered the fees paid to JPMCB for custody, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available; however, the Trustees considered the profitability information for the Acquired Fund that they had received in connection with the most recent annual approval of the Acquired Fund’s investment advisory agreement. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed advisory fee was fair and reasonable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
December 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
December 30, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
December 30, 2025